As filed with the Securities and Exchange Commission on April 22, 2005

                                                              File No. 033-87376
                                                                       811-08914

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ---------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 23                                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 74                                                      [X]
                        (Check appropriate box or boxes.)

                                ---------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                                ---------------

                         PHL Variable Insurance Company
                               (Name of Depositor)
                                ---------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312 (Depositor's
                     Telephone Number, including Area Code)
                                ---------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                                ---------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2005 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                                ---------------

                      Title of Securities Being Registered:
                   Deferred fixed & variable annuity contracts
================================================================================

                                     PART A

                                                                     [VERSION A]

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                           MAY 1, 2005

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account") the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

   * Not available to new investors

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:         [envelope] PHL VARIABLE INSURANCE COMPANY
                                                              ANNUITY OPERATIONS DIVISION
                                                              PO Box 8027
                                                              BOSTON, MA 02266-8027
                                                  [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS
Heading                                                     Page
-----------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................    9
PERFORMANCE HISTORY.......................................    9
THE VARIABLE ACCUMULATION ANNUITY.........................    9
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................    9
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   10
GIA.......................................................   10
MVA.......................................................   11
PURCHASE OF CONTRACTS.....................................   11
DEDUCTIONS AND CHARGES....................................   11
   Annual Administrative Charges..........................   11
   Daily Administrative Fee...............................   11
   Market Value Adjustment................................   12
   Mortality and Expense Risks Fee........................   12
   Surrender Charges......................................   12
   Tax....................................................   12
   Transfer Charge........................................   12
   Other Charges..........................................   12
THE ACCUMULATION PERIOD...................................   13
   Accumulation Units.....................................   13
   Accumulation Unit Values...............................   13
   Internet, Interactive Voice Response and
     Telephone Transfers .................................   13
   Disruptive Trading and Market Timing...................   14
   Optional Programs and Benefits.........................   15
   Payment Upon Death After Maturity Date.................   17
   Surrender of Contract; Partial Withdrawals.............   18
   Lapse of Contract......................................   18
   Payment Upon Death Before Maturity Date ...............   18
THE ANNUITY PERIOD .......................................   19
   Variable Accumulation Annuity Contracts................   19
   Annuity Payment Options................................   19
   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   21
   Accumulation Unit Value................................   22
   Net Investment Factor..................................   22
MISCELLANEOUS PROVISIONS..................................   22
   Assignment.............................................   22
   Deferment of Payment ..................................   22
   Free Look Period.......................................   22
   Amendments to Contracts................................   22
   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   23
   Introduction...........................................   23
   Income Tax Status......................................   23
   Taxation of Annuities in General--Non-Qualified Plans..   23
   Additional Considerations..............................   24
   Owner Control..........................................   25
   Diversification Standards .............................   25
   Taxation of Annuities in General--Qualified Plans......   26
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   29
SERVICING AGENT...........................................   29
STATE REGULATION .........................................   29
REPORTS ..................................................   29
VOTING RIGHTS ............................................   29
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   30
LEGAL MATTERS ............................................   30
SAI TABLE OF CONTENTS.....................................   30
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES ........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax- qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000
[diamond] Individual Retirement Annuity--$1,000
[diamond] Bank draft program--$25
[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     6%
       Age of Payment in Complete Years 2.............     5%
       Age of Payment in Complete Years 3.............     4%           These tables describe the fees and expenses that you will
       Age of Payment in Complete Years 4.............     3%           pay at the time that you purchase the contract, surrender
       Age of Payment in Complete Years 5.............     2%           the contract or transfer value between the subaccounts.
       Age of Payment in Complete Years 6.............     1%           State premium taxes may also be deducted
       Age of Payment in Complete Years 7+............    None

    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................    $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value).......................    .60%          These tables  describe  the fees and expenses  that you will
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of                    pay periodically  during the time that you own the contract,
average account value)                                                  not including annual fund fees and expenses.

    Mortality and Expense Risk Fee....................   1.250%
    Daily Administrative Fee..........................    .125%
                                                          -----
    Total Annual Separate Account Expenses............   1.375%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/04, charged by the fund
Total Annual Fund Operating           -------      -------              companies that you may pay periodically during the time
Expenses (expenses that are                                             that you own the contract. More detail concerning the
deducted from the fund assets                                           funds' fees and total and net fund operating expenses can
include management fees,                                                be found after the Expense Examples and are contained in
12b-1 fees and other expenses) .....    0.29%        2.68%              the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES


If you surrender your contract at the end of the applicable time        These examples are intended to help you compare the cost of
period, your maximum costs would be:                                    investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
         1 Year       3 Years       5 Years      10 Years               contract owner transaction expenses, contract fees, separate
---------------------------------------------------------               account annual expenses maximum rider and benefit fees and
         $1,100       $1,864        $2,632       $4,753                 the maximum fund fees and expenses that were charged for the year ended 12/31/04.


If you annuitize your contract at the end of the applicable time period, your maximum costs would be:


         1 Year       3 Years       5 Years      10 Years               The examples assume that you invest $10,000 in the contract
---------------------------------------------------------               for the time periods indicated. The examples also assume
         $1,100       $1,864        $2,357       $4,753                 that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
If you do not surrender or annuitize your contract at the end of        actual costs may be higher or lower based on these
the applicable time period, your maximum costs would be:                assumptions.

         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $468         $1,410        $2,357       $4,753

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $10 per transfer after the first 2 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted annually on the contract anniversary, if the rider is selected. See "Optional Programs & Riders."

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled, "GIA" and "The Accumulation Period--Transfers."


[diamond] Transfers between the subaccounts and into the MVA can be made anytime. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES


FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. No surrender charge is imposed if the annuitant or owner dies before the date that annuity payments will begin. This charge is intended to recoup the costs incurred in issuing the contract. No deduction for surrender charges after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Options K or L. A declining surrender charge is assessed on withdrawals in excess of 10% of the Separate Account value, based on the date the payments are deposited:

-----------------------------------------------------------
Percent            7%   6%   5%   4%   3%   2%   1%   0%
-----------------------------------------------------------
Age of Payment in   0    1    2    3    4    5    6   7+
Complete Years
-----------------------------------------------------------


    For more information see "Deductions and Charges."

[diamond] Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."


FROM THE SEPARATE ACCOUNT

[diamond] Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--1.25% annually. For more information, see "Deductions and Charges."


OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information, see the fund prospectuses.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, PHL Variable established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information see "GIA" and "MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products

[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series

[diamond] Lord Abbett Series Fund, Inc.
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

          We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

          We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or [diamond] the method and frequency of payments; and [diamond] the amount of compensation to be paid to Registered Representative(s)
          on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGES
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. A reduced charge may apply in certain situations. This charge is deducted from each subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction charge from the contract value to cover the costs of administration. The current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


MORTALITY AND EXPENSE RISKS FEE

    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.


    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent              7%   6%    5%   4%   3%   2%   1%    0%
---------------------------------------------------------------
Age of Payment in     0    1    2     3    4    5    6    7+
Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


OTHER CHARGES

    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a non-interest-bearing account. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA.. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling our Annuity Operations Division at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


DISRUPTIVE TRADING AND MARKET TIMING
    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.


    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect. There is no charge associated with participation in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
     For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
     You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:


    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.


    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

[diamond] QUALIFIED CONTRACTS
          Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond] UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET
          REACHED AGE 85.

          1. Death occurring in the first contract year--the greater of:

             a.  100% of payments, less any withdrawals; or
             b.  the contract value as of the claim date.

          2. Death occurring in any subsequent contract year--the greater of:

             a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
             b.  the contract value as of the claim date.

[diamond] AFTER THE ANNUITANT'S 85TH BIRTHDAY

    The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the Claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

             a.  100% of payments, less any withdrawals, or
             b.  the contract value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax." See also, "Federal Income Taxes--Distribution at Death."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years.Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.


    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact us well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.


    OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------

Presidents Day                    Thanksgiving Day

-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID

---------------------------------------------------------
             2002                          N/A
---------------------------------------------------------

             2003                      $1.7Million
---------------------------------------------------------
             2004                     $2.2 Million

---------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                               UPON               UPON
STATE                                                     PREMIUM PAYMENT     ANNUITIZATION       NONQUALIFIED       QUALIFIED
-----                                                     ---------------     -------------       ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: Theabove tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."




----------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS (CONDENSED FINANCIAL INFORMATION)

--------------------------------------------------------------------------------

The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained from the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.009                133
         From 1/1/96 to 12/31/96                                             $1.009               $1.181               3,095
         From 1/1/97 to 12/31/97                                             $1.181               $1.306               7,089
         From 1/1/98 to 12/31/98                                             $1.306               $1.648               15,694
         From 1/1/99 to 12/31/99                                             $1.648               $2.106               21,574
         From 1/1/00 to 12/31/00                                             $2.106               $1.732               20,829
         From 1/1/01 to 12/31/01                                             $1.732               $1.310               17,849
         From 1/1/02 to 12/31/02                                             $1.310               $1.101               13,704
         From 1/1/03 to 12/31/03                                             $1.101               $1.431               14,360

         From 1/1/04 to 12/31/04                                             $1.431               $1.705               12,715

PHOENIX-AIM GROWTH

====================================================================================================================================
         From 12/20/99* to 12/31/99                                          $2.000               $2.084                282
         From 1/1/00 to 12/31/00                                             $2.084               $1.827               8,994
         From 1/1/01 to 12/31/01                                             $1.827               $1.372               7,135
         From 1/1/02 to 12/31/02                                             $1.372               $0.963               7,494
         From 1/1/03 to 12/31/03                                             $0.963               $1.147               5,921

         From 1/1/04 to 12/31/04                                             $1.147               $1.179               4,729

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 8/23/02* to 12/31/02                                           $2.000               $2.006                 68
         From 1/1/03 to 12/31/03                                             $2.006               $3.035                444

         From 1/1/04 to 12/31/04                                             $3.035               $3.057               5,321


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 5/1/97* to 12/31/97                                            $1.000               $1.040               3,958
         From 1/1/98 to 12/31/98                                             $1.040               $1.352               16,026
         From 1/1/99 to 12/31/99                                             $1.352               $1.585               28,343
         From 1/1/00 to 12/31/00                                             $1.585               $1.384               23,633
         From 1/1/01 to 12/31/01                                             $1.384               $1.203               19,916
         From 1/1/02 to 12/31/02                                             $1.203               $0.905               15,644
         From 1/1/03 to 12/31/03                                             $0.905               $1.127               12,338

         From 1/1/04 to 12/31/04                                             $1.127               $1.221               9,756


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.050                226
         From 1/1/96 to 12/31/96                                             $1.050               $1.378               1,543
         From 1/1/97 to 12/31/97                                             $1.378               $1.660               7,737
         From 1/1/98 to 12/31/98                                             $1.660               $1.290               8,919
         From 1/1/99 to 12/31/99                                             $1.290               $1.333               7,522
         From 1/1/00 to 12/31/00                                             $1.333               $1.721               6,724
         From 1/1/01 to 12/31/01                                             $1.721               $1.809               6,757
         From 1/1/02 to 12/31/02                                             $1.809               $2.000               7,405
         From 1/1/03 to 12/31/03                                             $2.000               $2.727               6,433

         From 1/1/04 to 12/31/04                                             $2.727               $3.623               5,463


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.082               3,037
         From 1/1/96 to 12/31/96                                             $1.082               $1.202               42,365
         From 1/1/97 to 12/31/97                                             $1.202               $1.436               77,819
         From 1/1/98 to 12/31/98                                             $1.436               $1.840              135,636
         From 1/1/99 to 12/31/99                                             $1.840               $2.354              158,997
         From 1/1/00 to 12/31/00                                             $2.354               $1.909              149,303
         From 1/1/01 to 12/31/01                                             $1.909               $1.232              124,275
         From 1/1/02 to 12/31/02                                             $1.232               $0.913               97,844
         From 1/1/03 to 12/31/03                                             $0.913               $1.139               81,281

         From 1/1/04 to 12/31/04                                             $1.139               $1.179               65,110

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 3/3/98* to 12/31/98                                            $1.000               $1.191               14,294
         From 1/1/99 to 12/31/99                                             $1.191               $1.374               34,387
         From 1/1/00 to 12/31/00                                             $1.374               $1.266               33,611
         From 1/1/01 to 12/31/01                                             $1.266               $1.147               32,347
         From 1/1/02 to 12/31/02                                             $1.147               $0.877               24,412
         From 1/1/03 to 12/31/03                                             $0.877               $1.102               20,948

         From 1/1/04 to 12/31/04                                             $1.102               $1.201               19,687

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 8/15/00 to 12/31/00                                            $1.000               $1.616                532
         From 1/1/01 to 12/31/01                                             $1.616               $1.168               1,380
         From 1/1/02 to 12/31/02                                             $1.168               $0.820               1,357
         From 1/1/03 to 12/31/03                                             $0.820               $1.184               2,207

         From 1/1/04 to 12/31/04                                             $1.184               $1.281               1,606

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.042               2,919
         From 1/1/96 to 12/31/96                                             $1.042               $1.120               13,249
         From 1/1/97 to 12/31/97                                             $1.120               $1.334               22,085
         From 1/1/98 to 12/31/98                                             $1.334               $1.590               38,139
         From 1/1/99 to 12/31/99                                             $1.590               $1.745               43,750
         From 1/1/00 to 12/31/00                                             $1.745               $1.732               38,928
         From 1/1/01 to 12/31/01                                             $1.732               $1.740               35,400
         From 1/1/02 to 12/31/02                                             $1.740               $1.517               48,443
         From 1/1/03 to 12/31/03                                             $1.517               $1.794               41,452

         From 1/1/04 to 12/31/04                                             $1.794               $1.901               33,335

* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 3/5/98* to 12/31/98                                            $1.000               $1.095               2,909
         From 1/1/99 to 12/31/99                                             $1.095               $1.343               4,394
         From 1/1/00 to 12/31/00                                             $1.343               $1.751               6,209
         From 1/1/01 to 12/31/01                                             $1.751               $1.417               8,795
         From 1/1/02 to 12/31/02                                             $1.417               $1.091               8,160
         From 1/1/03 to 12/31/03                                             $1.091               $1.333               9,394

        From 1/1/04 to 12/31/04                                             $1.333               $1.484               9,553


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.014               5,893
         From 1/1/96 to 12/31/96                                             $1.014               $1.051               22,142
         From 1/1/97 to 12/31/97                                             $1.051               $1.091               32,019
         From 1/1/98 to 12/31/98                                             $1.091               $1.131               48,674
         From 1/1/99 to 12/31/99                                             $1.131               $1.169               53,089
         From 1/1/00 to 12/31/00                                             $1.169               $1.223               26,146
         From 1/1/01 to 12/31/01                                             $1.223               $1.252               25,765
         From 1/1/02 to 12/31/02                                             $1.252               $1.254               20,050
         From 1/1/03 to 12/31/03                                             $1.254               $1.244               11,806

         From 1/1/04 to 12/31/04                                             $1.244               $1.237               8,470


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.051                319
         From 1/1/96 to 12/31/96                                             $1.051               $1.166               13,252
         From 1/1/97 to 12/31/97                                             $1.166               $1.276               29,245
         From 1/1/98 to 12/31/98                                             $1.276               $1.208               49,806
         From 1/1/99 to 12/31/99                                             $1.208               $1.256               47,251
         From 1/1/00 to 12/31/00                                             $1.256               $1.320               38,534
         From 1/1/01 to 12/31/01                                             $1.320               $1.381               34,100
         From 1/1/02 to 12/31/02                                             $1.381               $1.498               28,708
         From 1/1/03 to 12/31/03                                             $1.498               $1.693               23,262

         From 1/1/04 to 12/31/04                                             $1.693               $1.784               20,093


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================

         From 1/1/04 to 12/31/04                                             $1.000               $1.044               1,366


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 8/19/02* to 12/31/02                                           $2.000               $1.921                170
         From 1/1/03 to 12/31/03                                             $1.921               $2.256                455

         From 1/1/04 to 12/31/04                                             $2.256               $2.342                497


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 8/19/02* to 12/31/02                                           $2.000               $2.009                 30
         From 1/1/03 to 12/31/03                                             $2.009               $2.384                163

         From 1/1/04 to 12/31/04                                             $2.384               $2.955                152


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 11/13/01* to 12/31/01                                          $2.000               $2.080                 63
         From 8/23/02* to 12/31/02                                           $2.000               $1.905                356
         From 1/1/03 to 12/31/03                                             $1.905               $2.439                757

         From 1/1/04 to 12/31/04                                             $2.439               $2.787               1,166


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 12/29/99* to 12/31/99                                          $2.000               $2.019                181
         From 1/1/00 to 12/31/00                                             $2.019               $1.882               1,262
         From 1/1/01 to 12/31/01                                             $1.882               $1.745               1,704
         From 1/1/02 to 12/31/02                                             $1.745               $1.454               1,671
         From 1/1/03 to 12/31/03                                             $1.454               $1.827                956

         From 1/1/04 to 12/31/04                                             $1.827               $1.886                922


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/22/00* to 12/31/00                                           $1.000               $1.257                224
         From 1/1/01 to 12/31/01                                             $1.257               $0.830                801
         From 1/1/02 to 12/31/02                                             $0.830               $0.511               1,178
         From 1/1/03 to 12/31/03                                             $0.511               $0.750               3,526

         From 1/1/04 to 12/31/04                                             $0.750               $0.814               2,857


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 3/5/98* to 12/31/98                                            $1.000               $0.876               3,102
         From 1/1/99 to 12/31/99                                             $0.876               $0.775               3,352
         From 1/1/00 to 12/31/00                                             $0.775               $0.894               3,448
         From 1/1/01 to 12/31/01                                             $0.894               $1.085               7,465
         From 1/1/02 to 12/31/02                                             $1.085               $0.978               9,687
         From 1/1/03 to 12/31/03                                             $0.978               $1.360               8,490

         From 1/1/04 to 12/31/04                                             $1.360               $1.615               8,044


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 12/14/00* to 12/31/00                                          $2.000               $2.149                 52
         From 1/1/01 to 12/31/01                                             $2.149               $2.453               1,017
         From 1/1/02 to 12/31/02                                             $2.453               $2.213               2,075
         From 1/1/03 to 12/31/03                                             $2.213               $3.140               1,958

         From 1/1/04 to 12/31/04                                             $3.140               $3.799               1,920


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 1/1/98 to 12/31/98                                             $1.000               $1.208               1,938
         From 1/1/99 to 12/31/99                                             $1.208               $1.735               4,186
         From 1/1/00 to 12/31/00                                             $1.735               $1.948               8,119
         From 1/1/01 to 12/31/01                                             $1.948               $1.435               7,990
         From 1/1/02 to 12/31/02                                             $1.435               $0.955               7,361
         From 1/1/03 to 12/31/03                                             $0.955               $1.214               6,484

         From 1/1/04 to 12/31/04                                             $1.214               $1.278               5,329


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 1/29/96* to 12/31/96                                           $1.000               $1.078               4,054
         From 1/1/97 to 12/31/97                                             $1.078               $1.246               10,169
         From 1/1/98 to 12/31/98                                             $1.246               $1.779               15,013
         From 1/1/99 to 12/31/99                                             $1.779               $2.720               25,555
         From 1/1/00 to 12/31/00                                             $2.720               $2.375               28,108
         From 1/1/01 to 12/31/01                                             $2.375               $1.701               23,867
         From 1/1/02 to 12/31/02                                             $1.701               $1.091               17,206
         From 1/1/03 to 12/31/03                                             $1.091               $1.477               14,227

         From 1/1/04 to 12/31/04                                             $1.477               $1.536               10,965


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 4/18/01* to 12/31/01                                           $2.000               $1.862                162
         From 1/1/02 to 12/31/02                                             $1.862               $1.389                433
         From 1/1/03 to 12/31/03                                             $1.389               $1.775                799

         From 1/1/04 to 12/31/04                                             $1.775               $1.867                960

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================



AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 4/12/01* to 12/31/01                                           $2.000               $1.943                419
         From 1/1/02 to 12/31/02                                             $1.943               $1.337                706
         From 1/1/03 to 12/31/03                                             $1.337               $1.649                633

         From 1/1/04 to 12/31/04                                             $1.649               $1.720                566


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/15/00* to 12/31/00                                           $1.000               $1.525                649
         From 1/1/01 to 12/31/01                                             $1.525               $1.264               1,015
         From 1/1/02 to 12/31/02                                             $1.264               $0.824               1,426
         From 1/1/03 to 12/31/03                                             $0.824               $1.095               2,227

         From 1/1/04 to 12/31/04                                             $1.095               $1.168               2,058


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 7/21/99* to 12/31/99                                           $2.000               $1.986                883
         From 1/1/00 to 12/31/00                                             $1.986               $2.174               1,215
         From 1/1/01 to 12/31/01                                             $2.174               $2.295               3,252
         From 1/1/02 to 12/31/02                                             $2.295               $2.469               7,332
         From 1/1/03 to 12/31/03                                             $2.469               $2.492               4,732

         From 1/1/04 to 12/31/04                                             $2.492               $2.547               3,788


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 7/27/99* to 12/31/99                                           $2.000               $1.969                602
         From 1/1/00 to 12/31/00                                             $1.969               $1.767               1,335
         From 1/1/01 to 12/31/01                                             $1.767               $1.767               1,708
         From 1/1/02 to 12/31/02                                             $1.767               $1.767               1,856
         From 1/1/03 to 12/31/03                                             $1.767               $2.129               2,418

         From 1/1/04 to 12/31/04                                             $2.129               $2.320               1,334


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/6/00* to 12/31/00                                            $2.000               $1.865                304
         From 1/1/01 to 12/31/01                                             $1.865               $1.612               1,164
         From 1/1/02 to 12/31/02                                             $1.612               $1.440               2,049
         From 1/1/03 to 12/31/03                                             $1.440               $1.882               2,522

         From 1/1/04 to 12/31/04                                             $1.882               $2.073               3,550


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 6/6/00* to 12/31/00                                            $2.000               $1.702                 83
         From 1/1/01 to 12/31/01                                             $1.702               $1.436                157
         From 1/1/02 to 12/31/02                                             $1.436               $1.106                258
         From 1/1/03 to 12/31/03                                             $1.106               $1.414                333

         From 1/1/04 to 12/31/04                                             $1.414               $1.493                250


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/6/00* to 12/31/00                                            $2.000               $1.714                315
         From 1/1/01 to 12/31/01                                             $1.714               $1.390               1,345
         From 1/1/02 to 12/31/02                                             $1.390               $0.957               2,788
         From 1/1/03 to 12/31/03                                             $0.957               $1.253               3,553

         From 1/1/04 to 12/31/04                                             $1.253               $1.277               3,637


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 11/10/98* to 12/31/98                                          $1.000               $1.013                281
         From 1/1/99 to 12/31/99                                             $1.013               $1.092               1,734
         From 1/1/00 to 12/31/00                                             $1.092               $1.212               1,312
         From 1/1/01 to 12/31/01                                             $1.212               $1.280               4,018
         From 1/1/02 to 12/31/02                                             $1.280               $1.113               3,311
         From 1/1/03 to 12/31/03                                             $1.113               $1.374               3,125

         From 1/1/04 to 12/31/04                                             $1.374               $1.526               2,944


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 5/1/97* to 12/31/97                                            $1.000               $0.662               3,275
         From 1/1/98 to 12/31/98                                             $0.662               $0.516               5,744
         From 1/1/99 to 12/31/99                                             $0.516               $0.780               7,915
         From 1/1/00 to 12/31/00                                             $0.780               $0.523               7,018
         From 1/1/01 to 12/31/01                                             $0.523               $0.474               5,766
         From 1/1/02 to 12/31/02                                             $0.474               $0.467               4,505
         From 1/1/03 to 12/31/03                                             $0.467               $0.704               3,573

         From 1/1/04 to 12/31/04                                             $0.704               $0.866               2,791


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 5/1/97* to 12/31/97                                            $1.000               $1.075               4,072
         From 1/1/98 to 12/31/98                                             $1.075               $1.162               11,361
         From 1/1/99 to 12/31/99                                             $1.162               $1.412               12,940
         From 1/1/00 to 12/31/00                                             $1.412               $1.360               11,868
         From 1/1/01 to 12/31/01                                             $1.360               $1.127               10,363
         From 1/1/02 to 12/31/02                                             $1.127               $0.905               8,066
         From 1/1/03 to 12/31/03                                             $0.905               $1.180               6,824

         From 1/1/04 to 12/31/04                                             $1.180               $1.380               5,612


TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
         From 5/1/97* to 12/31/97                                            $1.000               $1.064               4,622
         From 1/1/98 to 12/31/98                                             $1.064               $1.114               9,285
         From 1/1/99 to 12/31/99                                             $1.114               $1.347               9,617
         From 1/1/00 to 12/31/00                                             $1.347               $1.329               7,636
         From 1/1/01 to 12/31/01                                             $1.329               $1.181               5,966
         From 1/1/02 to 12/31/02                                             $1.181               $1.113               4,593
         From 1/1/03 to 12/31/03                                             $1.113               $1.449               4,084

         From 1/1/04 to 12/31/04                                             $1.449               $1.654               3,261


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 5/1/97* to 12/31/97                                            $1.000               $1.044               6,100
         From 1/1/98 to 12/31/98                                             $1.044               $1.040               12,576
         From 1/1/99 to 12/31/99                                             $1.040               $1.321               22,477
         From 1/1/00 to 12/31/00                                             $1.321               $1.397               20,052
         From 1/1/01 to 12/31/01                                             $1.397               $1.360               16,863
         From 1/1/02 to 12/31/02                                             $1.360               $1.093               16,093
         From 1/1/03 to 12/31/03                                             $1.093               $1.424               9,908

         From 1/1/04 to 12/31/04                                             $1.424               $1.630               8,744


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/9/03* to 12/31/03                                            $2.000               $1.152                112

         From 1/1/04 to 12/31/04                                             $1.152               $1.258                133


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 7/26/99* to 12/31/99                                           $2.000               $2.426                186
         From 1/1/00 to 12/31/00                                             $2.426               $1.995                337
         From 1/1/01 to 12/31/01                                             $1.995               $1.482                470
         From 1/1/02 to 12/31/02                                             $1.482               $1.145                768
         From 1/1/03 to 12/31/03                                             $1.145               $1.507                775

         From 1/1/04 to 12/31/04                                             $1.507               $1.769                734


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 11/7/01* to 12/31/01                                           $2.000               $2.108                 74
         From 1/1/02 to 12/31/02                                             $2.108               $1.630                646
         From 1/1/03 to 12/31/03                                             $1.630               $2.060               1,530

         From 1/1/04 to 12/31/04                                             $2.060               $2.247               1.724


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 12/21/99* to 12/31/99                                          $2.000               $2.052                323
         From 1/1/00 to 12/31/00                                             $2.052               $1.547               5,272
         From 1/1/01 to 12/31/01                                             $1.547               $0.780               4,698
         From 1/1/02 to 12/31/02                                             $0.780               $0.393               4,102
         From 1/1/03 to 12/31/03                                             $0.393               $0.572               5,759

         From 1/1/04 to 12/31/04                                             $0.572               $0.555               4,519


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 2/8/99* to 12/31/99                                            $1.000               $1.873                910
         From 1/1/00 to 12/31/00                                             $1.873               $1.819               1,695
         From 1/1/01 to 12/31/01                                             $1.819               $1.317               1,533
         From 1/1/02 to 12/31/02                                             $1.317               $1.100               1,237
         From 1/1/03 to 12/31/03                                             $1.100               $1.532               1,159

         From 1/1/04 to 12/31/04                                             $1.532               $1.879               1,091


* Date subaccount began operations.

                                                                           SUBACCOUNT           SUBACCOUNT       UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $1.088                257
         From 1/1/96 to 12/31/96                                             $1.088               $1.417               9,834
         From 1/1/97 to 12/31/97                                             $1.417               $1.377               20,361
         From 1/1/98 to 12/31/98                                             $1.377               $1.580               28,056
         From 1/1/99 to 12/31/99                                             $1.580               $3.531               30,517
         From 1/1/00 to 12/31/00                                             $3.531               $2.509               29,692
         From 1/1/01 to 12/31/01                                             $2.509               $1.951               26,077
         From 1/1/02 to 12/31/02                                             $1.951               $1.658               21,491
         From 1/1/03 to 12/31/03                                             $1.658               $2.435               18,873

         From 1/1/04 to 12/31/04                                             $2.435               $3.128               15,406


WANGER SELECT
====================================================================================================================================
         From 2/8/99* to 12/31/99                                            $1.000               $1.364               1,654
         From 1/1/00 to 12/31/00                                             $1.364               $1.473               2,119
         From 1/1/01 to 12/31/01                                             $1.473               $1.584               1,989
         From 1/1/02 to 12/31/02                                             $1.584               $1.444               1,923
         From 1/1/03 to 12/31/03                                             $1.444               $1.861               2,085

         From 1/1/04 to 12/31/04                                             $1.861               $2.190               1,881


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 7/31/95* to 12/31/95                                           $1.000               $0.951               1,313
         From 1/1/96 to 12/31/96                                             $0.951               $1.376               16,757
         From 1/1/97 to 12/31/97                                             $1.376               $1.757               34,966
         From 1/1/98 to 12/31/98                                             $1.757               $1.884               58,568
         From 1/1/99 to 12/31/99                                             $1.884               $2.324               60,367
         From 1/1/00 to 12/31/00                                             $2.324               $2.106               57,022
         From 1/1/01 to 12/31/01                                             $2.106               $2.313               50,555
         From 1/1/02 to 12/31/02                                             $2.313               $1.898               37,132
         From 1/1/03 to 12/31/03                                             $1.898               $2.681               30,192

         From 1/1/04 to 12/31/04                                             $2.681               $3.129               24,794




* Date subaccount began operations.

                                                                     [VERSION B]

                             THE PHOENIX EDGE(R)-VA
                        PHL VARIABLE ACCUMULATION ACCOUNT


           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                           MAY 1, 2005

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA" ) and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies

   * Not available to new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:         [envelope] PHL VARIABLE INSURANCE COMPANY
                                                              Annuity Operations Division
                                                              PO Box 8027
                                                              Boston, MA 02266-8027
                                                  [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                   Page
---------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   12
GIA  .....................................................   13
MVA  .....................................................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   14
   Transfer Charge........................................   16
   Reduced Charges, Credits and Bonus
     Guaranteed Interest Rates............................   16
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Internet, Interactive Voice Response and Telephone
     Transfers............................................   16
   Disruptive Trading and Market Timing...................   17
   Optional Programs and Benefits.........................   18
   Payment Upon Death After Maturity Date.................   21
   Surrender of Contract; Partial Withdrawals.............   21
   Lapse of Contract......................................   22
   Payment Upon Death Before Maturity Date ...............   22
THE ANNUITY PERIOD........................................   23
   Variable Accumulation Annuity Contracts................   23
   Annuity Payment Options ...............................   24
   Payment Upon Death After Maturity Date.................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Deferment of Payment ..................................   26
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans...   28
   Additional Considerations..............................   29
   Owner Control..........................................   29
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   31
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   34
SERVICING AGENT...........................................   34
STATE REGULATION..........................................   34
REPORTS...................................................   34
VOTING RIGHTS.............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   35
SAI TABLE OF CONTENTS.....................................   35
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTION FOR TAXES..........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

FIXED PAYMENT ANNUITY: An annuity payment of providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.


MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000
[diamond] Individual Retirement Annuity--$1,000
[diamond] Bank draft program--$25
[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SEVEN YEAR STEP-UP AMOUNT (7 YEAR STEP-UP AMOUNT): In the first seven contract years, the 7 Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES

------------------------------------------------------------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     7%
       Age of Payment in Complete Years 2.............     6%
       Age of Payment in Complete Years 3.............     6%
       Age of Payment in Complete Years 4.............     5%
       Age of Payment in Complete Years 5.............     4%
       Age of Payment in Complete Years 6.............     3%           This table describes the fees and expenses that you will
       Age of Payment in Complete Years 7                               pay at the time that you purchase the contract, surrender
           and thereafter.............................    None          the contract or transfer value between the subaccounts.
                                                                        State premium taxes may also be deducted.
    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2)........................................    $35

ENHANCED DEATH BENEFIT OPTION 1 RIDER (as a percentage
of contract value) (3)................................   .05%

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (4) (as a percentage of the
guaranteed annuitization value).......................    .60%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
                                                                        These tables describe the fees and expenses that you will
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                          pay periodically during the time that you own the contract,
    ------------------------------------------                          not including annual fund fees and expenses.
    Mortality and Expense Risk Fee....................    .775%
    Daily Administrative Fee..........................    .125%
                                                          -----
    Total Annual Separate Account Expenses............    .900%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - ROLL-UP
    --------------------------------

    Mortality and Expense Risk Fee....................   1.225%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.350%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/04, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time that
    Total Annual Fund Operating                                         you own the contract. More detail concerning the funds' fees
    Expenses (expenses that are                                         and total and net fund operating expenses can be found after
    deducted from the fund assets                                       the Expense Examples and are contained in the fund
    include management fees,                                            prospectuses.
    12b-1 fees and other expenses) ....0.29%         2.68%

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 2 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."
(3) This charge is assessed against the initial payment at issue and then taken annually on each contract anniversary. See "Deductions and Charges."
(4) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
               $1,062    $1,842  $2,633   $4,414


DEATH BENEFIT OPTION 2
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
               $1,089    $1,922  $2,762   $4,655


DEATH BENEFIT OPTION 3
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
               $1,098    $1,949  $2,804   $4,734


If you annuitize your contract at the end of the applicable time        These examples are intended to help you compare the cost of
period, your maximum costs would be:                                    investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
DEATH BENEFIT OPTION 1                                                  contract owner transaction expenses, contract fees, separate
----------------------                                                  account annual expenses maximum rider and benefit fees and the maximum fund fees and expenses that were charged for the
               1 Year    3 Years 5 Years 10 Years                       year ended 12/31/04.
               ----------------------------------
               $1,062    $1,842  $2,166   $4,414                        The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes
DEATH BENEFIT OPTION 2                                                  the maximum fees and expenses of any of the funds. Your
----------------------                                                  actual costs may be higher or lower based on these
                                                                        assumptions.

               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
               $1,089    $1,922  $2,302   $4,655


DEATH BENEFIT OPTION 3
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
               $1,098    $1,949  $2,346   $4,734

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


DEATH BENEFIT OPTION 1
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
                $427     $1,290  $2,166   $4,414


DEATH BENEFIT OPTION 2
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
                $456     $1,375  $2,302   $4,655


DEATH BENEFIT OPTION 3
----------------------


               1 Year    3 Years 5 Years 10 Years
               ----------------------------------
                $466     $1,403  $2,346   $4,734


--------------------------------------------------------------------------------

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section "GIA."

    You also select a Death Benefit Option which is suitable in meeting your financial objectives. Each Death Benefit Option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in sections "GIA" and "The Accumulation Period--Transfers."


[diamond] Transfers between the subaccounts and into the MVA can be made anytime. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges - Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to a 10% penalty tax. See "Federal Income
          Taxes - Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE


[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA.

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. If we impose a surrender charge, it is on a first-in, first-out basis. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the annuitant or owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:


---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------


For more information, see "Deductions and Charges."


[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.


[diamond] Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

    See "Deductions and Charges" for a detailed description of contract charges.

[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."


FROM THE SEPARATE ACCOUNT

[diamond] Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the Death Benefit
          Option selected. For more information, see "Deductions and Charges."


OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.


DEATH BENEFIT
    The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.


DEATH BENEFIT OPTIONS
[diamond] The contract offers three Death Benefit Options. You select a Death
          Benefit Option that best meets your financial needs. Each Death Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

    The components of each Death Benefit Option are on the Death Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash. However, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                                                     DEATH BENEFIT OPTIONS CHART

------------------------------------------------------------------------------------------------------------------------------------
                        DEATH BENEFIT OPTION 1       OPTIONAL BENEFITS        DEATH BENEFIT OPTION 2      DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
      COMPONENT                RETURN OF                  ENHANCED                    ANNUAL
                                PREMIUM                OPTION 1 RIDER                STEP-UP                    5% ROLL-UP
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee(1)                      .775%                      N/A                       1.125%                      1.225%
------------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                       .05%                       N/A                          N/A
------------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount CONTRACT YEAR 1:          CONTRACT YEAR 1:           CONTRACT YEAR 1:           CONTRACT YEAR 1:
                       10% of the contract       10% of the contract        10% of the contract        10% of the contract value
                       value as of the date of   value as of the date of    value as of the date of    as of the date of withdrawal
                       withdrawal                withdrawal                 withdrawal

                                                                                                       CONTRACT YEARS 2 AND
                       CONTRACT YEARS 2 AND      CONTRACT YEARS 2 AND       CONTRACT YEARS 2 AND       GREATER:
                       GREATER:                  GREATER:                   GREATER:                   10% of the last contract
                       10% of the last contract  10% of the last contract   10% of the last contract   anniversary value PLUS any
                       anniversary value         anniversary value PLUS     anniversary value PLUS     unused percentage from prior
                                                 any unused percentage      any unused percentage      years may be carried forward
                                                 from prior years may be    from prior years may be    to the then current contract
                                                 carried forward to the     carried forward to the     year, up to a maximum of 30%
                                                 then current contract      then current contract      of your contract value as of
                                                 year, up to a maximum of   year, up to a maximum of   the last contract
                                                 30% of your contract       30% of your contract       anniversary
                                                 value as of the last       value as of the last
                                                 contract anniversary       contract anniversary

------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the sum of 100% of      1. the sum of 100% of      1. the sum of 100% of
the annuitant who has     premium payments less     premium payments less      premium payments less      premium payments less
not yet attained          adjusted partial          adjusted partial           adjusted partial           adjusted partial
age 80                    withdrawals on the        withdrawals on the         withdrawals on the         withdrawals on the
                          claim date; or            claim date; or             claim date; or             claim date; or

                       2. the contract value on  2. the contract value on   2. the contract value on   2. the contract value on
                          the claim date;           the claim date; or         the claim date; or         the claim date

                                                 3. the 7 Year Step-up      3. the Annual Step-up      3. the Annual Step-up
                                                    Amount on the claim        Amount on the claim        Amount on the Claim Date;
                                                    date                       date                       or

                                                                                                       4. the Annual Roll-up Amount
                                                                                                          on the claim ate
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:           THE GREATER OF:            THE GREATER OF:            THE GREATER OF:
the date of death of   1. the sum of 100% of     1. the death benefit in    1. the death benefit in    1. the death benefit in
the annuitant who has     premium payments less     effect at the end of       effect at the end of       effect at the end of the
attained age 80           adjusted partial          the last 7-year period     the immediately            immediately preceding
                          withdrawals on the        prior to the annuitant     preceding contract         contract year prior to
                          claim date; or            turning age 80, plus       prior to the annuitant     the annuitant turning age
                                                    the sum 100% of premium    turning age 80, plus       80, plus the sum of 100%
                       2. the contract value on     premium payments less      the sum of 100% premium    of premium payments less
                          the claim date            adjusted partial           premium payments less      adjusted partial
                                                    withdrawals made since     payments less adjusted     withdrawals made since
                                                    the contract year that     partial withdrawals        the contract year that
                                                    the annuitant reached      made since the             the annuitant reached Age
                                                    Age 80; or                 contract year that the     80; or
                                                                               annuitant reached Age
                                                 2. the contract value         80; or                  2. the contract value on the
                                                    on the claim date                                     claim date
                                                                            2. the contract value on
                                                                               the claim date
------------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division us at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state)See the SAI for more details.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA" and "MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.

[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25


          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.


          We require minimum subsequent payments of $25.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.


    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described above. (This fee is not deducted from the GIA or MVA.)


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:

---------------------------------------------------------------
  OPTION 1 - RETURN     OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM             STEP-UP             ROLL-UP
--------------------- --------------------- -------------------
        0.775%               1.125%              1.225%
---------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums.

SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender Charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the Death Benefit Option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

[diamond] DEATH BENEFIT OPTION 1

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value.

[diamond] ENHANCED OPTION 1 RIDER

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:

          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


          This rider is available at an annual cost of .05%.

          This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:

          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

[diamond] DEATH BENEFIT OPTION 3

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal

          CONTRACT YEARS 2 AND GREATER:

          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


             The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

          -----------------------------------------------------------
          Percent            7%   7%   6%    6%   5%   4%  3%    0%
          -----------------------------------------------------------
          Age of Payment      0    1    2    3    4    5    6    7+
          in Complete Years
          -----------------------------------------------------------

             If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

             The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."


    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a non-interest-bearing account. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis.. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


DISRUPTIVE TRADING AND MARKET TIMING

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service
          Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

     Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

     We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

     We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt

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

of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
   Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.


    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.


    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7 YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

          a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or b. the contract value on the claim date; or c. the 7 Year Step-up Amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

          a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          b. the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See

"Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a partial withdrawal or full surrender of a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Death Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner, provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The Death Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80.

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; and
          3. the Annual Step-up Amount on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. 100% of payments, less adjusted partial withdrawals; or
          2. the contract value on the claim date; or
          3. the Annual Step-up Amount on the claim date; and
          4. the Annual Roll-up Amount on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          Before the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2. the contract value on the claim date; or

          3. the 7-year step-up amount on the claim date.

          This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

          2. the contract value on the claim date.

[diamond] ENHANCED OPTION 1 RIDER
          After the annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2. the contract value on the claim date.

          This rider is available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2. the contract value on the claim date.

[diamond] OPTION 3--5% ROLL-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

          2. the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the contract value on the claim date.

          BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below and in more detail in the contract and the SAI.


    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.


    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.


OPTION B--NON-REFUND LIFE ANNUITY

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.


OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.


OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount.

See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------

Presidents Day                    Thanksgiving Day

-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or the MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.


    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.


MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.


    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs.

Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.


SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,             FEE PAID
---------------------------------------------------------
             2002                         N/A
---------------------------------------------------------

             2003                    $1.7 million
---------------------------------------------------------
             2004                    $2.2 million

---------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:


[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Fixed Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON

STATE                                                     PREMIUM PAYMENT     ANNUITIZATION       NONQUALIFIED       QUALIFIED
-----                                                     ---------------     -------------       ------------       ---------
California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE:Theabove tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



----------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase premium payments are taxed upon purchase premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to purchase premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 10/20/99* to 12/31/99                                        $2.000                $2.365                 281
         From 1/1/00 to 12/31/00                                           $2.365                $1.973                1,996
         From 1/1/01 to 12/31/01                                           $1.973                $1.485                3,937
         From 1/1/02 to 12/31/02                                           $1.485                $1.254                3,512
         From 1/1/03 to 12/31/03                                           $1.254                $1.639                3,196

         From 1/1/04 to 12/31/04                                           $1.639                $1.962                4,133

PHOENIX-AIM GROWTH

====================================================================================================================================
         From 12/28/99* to 12/31/99                                        $2.000                $2.024                 19
         From 1/1/00 to 12/31/00                                           $2.024                $1.782                4,013
         From 1/1/01 to 12/31/01                                           $1.782                $1.345                8,663
         From 1/1/02 to 12/31/02                                           $1.345                $1.529                 264
         From 1/1/03 to 12/31/03                                           $1.529                $1.136                8,298

         From 1/1/04 to 12/31/04                                           $1.136                $1.173                7,036

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 8/22/02* to 12/31/02                                         $2.000                $2.010                  3
         From 1/1/03 to 12/31/03                                           $2.010                $3.055                 177

         From 1/1/04 to 12/31/04                                           $3.055                $3.092                 261


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX

====================================================================================================================================
         From 9/1/99* to 12/31/99                                          $2.000                $2.152                 530
         From 1/1/00 to 12/31/00                                           $2.152                $1.888                1,714
         From 1/1/01 to 12/31/01                                           $2.152                $1.649                2,275
         From 1/1/02 to 12/31/02                                           $1.649                $1.247                2,504
         From 1/1/03 to 12/31/03                                           $1.247                $1.560                2,083

         From 1/1/04 to 12/31/04                                           $1.560                $1.698                1,806


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 11/1/99* to 12/31/99                                         $2.000                $2.145                  7
         From 1/1/00 to 12/31/00                                           $2.145                $2.781                 740
         From 1/1/01 to 12/31/01                                           $2.781                $2.939                 942
         From 1/1/02 to 12/31/02                                           $2.939                $3.264                1,118
         From 1/1/03 to 12/31/03                                           $3.264                $4.473                1,157

         From 1/1/04 to 12/31/04                                           $4.473                $5.970                 942



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 8/24/99* to 12/31/99                                         $2.000                $2.422                 773
         From 1/1/00 to 12/31/00                                           $2.422                $1.973                7,928
         From 1/1/01 to 12/31/01                                           $1.973                $1.279               11,520
         From 1/1/02 to 12/31/02                                           $1.279                $0.953               10,977
         From 1/1/03 to 12/31/03                                           $0.953                $1.195               10,207

         From 1/1/04 to 12/31/04                                           $1.195                $1.243                8,797

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.171                 397
         From 1/1/00 to 12/31/00                                           $2.171                $2.010                2,984
         From 1/1/01 to 12/31/01                                           $2.010                $1.829                5,557
         From 1/1/02 to 12/31/02                                           $1.829                $1.405                5,186
         From 1/1/03 to 12/31/03                                           $1.405                $1.774                4,743

         From 1/1/04 to 12/31/04                                           $1.774                $1.943                4,949

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 8/15/00* to 12/31/00                                         $2.000                $1.566                 178
         From 1/1/01 to 12/31/01                                           $1.566                $1.137                1,795
         From 1/1/02 to 12/31/02                                           $1.137                $0.802                1,569
         From 1/1/03 to 12/31/03                                           $0.802                $1.164                1,292

         From 1/1/04 to 12/31/04                                           $1.164                $1.265                 970

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 10/1/99* to 12/31/99                                         $2.000                $2.190                 202
         From 1/1/00 to 12/31/00                                           $2.190                $2.184                1,608
         From 1/1/01 to 12/31/01                                           $2.184                $2.205                3,133
         From 1/1/02 to 12/31/02                                           $2.205                $1.932                7,559
         From 1/1/03 to 12/31/03                                           $1.932                $2.295                6,933

         From 1/1/04 to 12/31/04                                           $2.295                $2.444                6,582

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.461                 65
         From 1/1/00 to 12/31/00                                           $2.461                $3.225                 951
         From 1/1/01 to 12/31/01                                           $3.225                $2.612                3,921
         From 1/1/02 to 12/31/02                                           $2.612                $2.028                3,893
         From 1/1/03 to 12/31/03                                           $2.028                $2.490                4,349

         From 1/1/04 to 12/31/04                                           $2.490                $2.786                4,054


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 8/11/99* to 12/31/99                                         $2.000                $2.032                1,283
         From 1/1/00 to 12/31/00                                           $2.032                $2.140                4,033
         From 1/1/01 to 12/31/01                                           $2.140                $2.197                5,008
         From 1/1/02 to 12/31/02                                           $2.197                $2.208                4,779
         From 1/1/03 to 12/31/03                                           $2.208                $2.203                2,155

         From 1/1/04 to 12/31/04                                           $2.203                $2.201                1,391



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 9/13/99* to 12/31/99                                         $2.000                $2.059                 186
         From 1/1/00 to 12/31/00                                           $2.059                $2.173                1,130
         From 1/1/01 to 12/31/01                                           $2.173                $2.284                2,467
         From 1/1/02 to 12/31/02                                           $2.284                $2.490                2,551
         From 1/1/03 to 12/31/03                                           $2.490                $2.828                2,537

         From 1/1/04 to 12/31/04                                           $2.828                $2.994                3,487


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/3/03* to 12/31/04                                          $2.000                $1.024                9,461

         From 1/1/04 to 12/31/04                                           $1.024                $1.069                1,557


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.924                 34
         From 1/1/03 to 12/31/03                                           $1.924                $2.271                 395

         From 1/1/04 to 12/31/04                                           $2.271                $2.369                 387


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/22/02* to 12/31/02                                        $2.000                $2.013                  7
         From 1/1/03 to 12/31/03                                           $2.013                $2.400                 126

         From 1/1/04 to 12/31/04                                           $2.400                $2.989                 159


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 8/22//02* to 12/31/02                                        $2.000                $1.909                 10
         From 1/1/03 to 12/31/03                                           $1.903                $2.456                 277

         From 1/1/04 to 12/31/04                                           $2.456                $2.820                 550


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 12/30/99* to 12/31/99                                        $2.000                $2.007                 150
         From 1/1/00 to 12/31/00                                           $2.007                $1.879                 550
         From 1/1/01* to 12/31/01                                          $1.879                $1.751                1,604
         From 1/1/02 to 12/31/02                                           $1.751                $1.466                1,527
         From 1/1/03 to 12/31/03                                           $1.466                $1.851                1,568

         From 1/1/04 to 12/31/04                                           $1.851                $1.920                1,429


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/25/00* to 12/31/00                                         $2.000                $1.251                 35
         From 1/1/01 to 12/31/01                                           $1.251                $0.830                 814
         From 1/1/02 to 12/31/02                                           $0.830                $0.513                1,117
         From 1/1/03 to 12/31/03                                           $0.513                $0.757                1,777

         From 1/1/04 to 12/31/04                                           $0.757                $0.826                1,520

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.021                 12
         From 1/1/00 to 12/31/00                                           $2.021                $2.342                 259
         From 1/1/01 to 12/31/01                                           $2.342                $2.854                 994
         From 1/1/02 to 12/31/02                                           $2.854                $2.587                1,494
         From 1/1/03 to 12/31/03                                           $2.587                $3.614                1,347

         From 1/1/04 to 12/31/04                                           $3.614                $4.312                1,687




* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 12/6/00* to 12/31/00                                         $2.000                $2.162                  3
         From 1/1/01 to 12/31/01                                           $2.162                $2.480                 437
         From 1/1/02 to 12/31/02                                           $2.480                $2.248                1,724
         From 1/1/03 to 12/31/03                                           $2.248                $3.205                1,078

         From 1/1/04 to 12/31/04                                           $3.205                $3.897                1,053


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 9/3/99* to 12/31/99                                          $2.000                $2.770                 59
         From 1/1/00 to 12/31/00                                           $2.770                $3.124                1,653
         From 1/1/01 to 12/31/01                                           $3.124                $2.313                3,246
         From 1/1/02 to 12/31/02                                           $2.313                $1.547                3,145
         From 1/1/03 to 12/31/03                                           $1.547                $1.975                2,845

         From 1/1/04 to 12/31/04                                           $1.975                $2.089                2,887


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 9/1/99* to 12/31/99                                          $2.000                $2.625                 285
         From 1/1/00 to 12/31/00                                           $2.625                $2.304                3,249
         From 1/1/01 to 12/31/01                                           $2.304                $1.658                4,571
         From 1/1/02 to 12/31/02                                           $1.658                $1.068                3,532
         From 1/1/03 to 12/31/03                                           $1.068                $1.453                3,068

         From 1/1/04 to 12/31/04                                           $1.453                $1.519                2,666


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 5/10/01* to 12/31/01                                         $2.000                $1.775                 36
         From 1/1/02 to 12/31/02                                           $1.775                $1.331                 135
         From 1/1/03 to 12/31/03                                           $1.331                $1.708                 368

         From 1/1/04 to 12/31/04                                           $1.708                $1.805                 503

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $2.000                $1.017                 420


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 5/2/01* to 12/31/01                                          $2.000                $1.776                 160
         From 1/1/02 to 12/31/02                                           $1.776                $1.227                 439
         From 1/1/03 to 12/31/03                                           $1.227                $1.521                 410

         From 1/1/04 to 12/31/04                                           $1.521                $1.595                 581


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 6/28/00* to 12/31/00                                         $2.000                $1.535                 470
         From 1/1/01 to 12/31/01                                           $1.535                $1.279                1,557
         From 1/1/02 to 12/31/02                                           $1.279                $0.838                2,203
         From 1/1/03 to 12/31/03                                           $0.838                $1.119                2,388

         From 1/1/04 to 12/31/04                                           $1.119                $1.199                2,528


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.022                 71
         From 1/1/00 to 12/31/00                                           $2.022                $2.225                 955
         From 1/1/01 to 12/31/01                                           $2.225                $2.360                2,791
         From 1/1/02 to 12/31/02                                           $2.360                $2.550                5,188
         From 1/1/03 to 12/31/03                                           $2.550                $2.587                4,615

         From 1/1/04 to 12/31/04                                           $2.587                $2.656                3,879



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 10/14/99* to 12/31/99                                        $2.000                $2.038                 44
         From 1/1/00 to 12/31/00                                           $2.038                $1.837                 499
         From 1/1/01 to 12/31/01                                           $1.837                $1.846                 850
         From 1/1/02 to 12/31/02                                           $1.846                $1.855                1,316
         From 1/1/03 to 12/31/03                                           $1.855                $2.247                1,367

         From 1/1/04 to 12/31/04                                           $2.247                $2.459                 910


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/9/00* to 12/31/00                                          $2.000                $1.889                 236
         From 1/1/01 to 12/31/01                                           $1.889                $1.640                 759
         From 1/1/02 to 12/31/02                                           $1.640                $1.472                1,682
         From 1/1/03 to 12/31/03                                           $1.472                $1.873                2,022

         From 1/1/04 to 12/31/04                                           $1.873                $2.141                3,599


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================

         From 6/9/00* to 12/31/00                                          $2.000                $1.724                 131
         From 1/1/01 to 12/31/01                                           $1.724                $1.462                 300
         From 1/1/02 to 12/31/02                                           $1.462                $1.131                 350
         From 1/1/03 to 12/31/03                                           $1.131                $1.453                 342
         From 1/1/04 to 12/31/04                                           $1.453                $1.542                 311


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/9/00* to 12/31/00                                          $2.000                $1.700                 438
         From 1/1/01 to 12/31/01                                           $1.700                $1.386                1,445
         From 1/1/02 to 12/31/02                                           $1.386                $0.959                3,755
         From 1/1/03 to 12/31/03                                           $0.959                $1.262                4,347

         From 1/1/04 to 12/31/04                                           $1.262                $1.291                2,782


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.018                 16
         From 1/1/00 to 12/31/00                                           $2.018                $2.500                 210
         From 1/1/01 to 12/31/01                                           $2.500                $2.387                 676
         From 1/1/02 to 12/31/02                                           $2.387                $2.086                 872
         From 1/1/03 to 12/31/03                                           $2.086                $2.587                 809

         From 1/1/04 to 12/31/04                                           $2.587                $2.888                 867


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
         From 11/1/99* to 12/31/99                                         $2.000                $2.434                 30
         From 1/1/00 to 12/31/00                                           $2.434                $1.639                 245
         From 1/1/01 to 12/31/01                                           $1.639                $1.493                 319
         From 1/1/02 to 12/31/02                                           $1.493                $1.478                 248
         From 1/1/03 to 12/31/03                                           $1.478                $2.240                 212

         From 1/1/04 to 12/31/04                                           $2.240                $2.769                 185


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $2.207                 108
         From 1/1/00 to 12/31/00                                           $2.207                $2.136                 621
         From 1/1/01 to 12/31/01                                           $2.136                $1.778                1,795
         From 1/1/02 to 12/31/02                                           $1.778                $1.435                2,841
         From 1/1/03 to 12/31/03                                           $1.435                $1.880                2,057

         From 1/1/04 to 12/31/04                                           $1.880                $2.208                1,922



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
         From 10/4/99* to 12/31/99                                         $2.000                $2.203                 13
         From 1/1/00 to 12/31/00                                           $2.203                $2.184                 181
         From 1/1/01 to 12/31/01                                           $2.184                $1.949                 232
         From 1/1/02 to 12/31/02                                           $1.949                $1.847                 214
         From 1/1/03 to 12/31/03                                           $1.847                $2.415                 96

         From 1/1/04 to 12/31/04                                           $2.415                $2.770                 94


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 9/2/99* to 12/31/99                                          $2.000                $2.282                 41
         From 1/1/00 to 12/31/00                                           $2.282                $2.424                 418
         From 1/1/01 to 12/31/01                                           $2.424                $2.371                1,023
         From 1/1/02 to 12/31/02                                           $2.371                $1.914                1,517
         From 1/1/03 to 12/31/03                                           $1.914                $2.507                2,396

         From 1/1/04 to 12/31/04                                           $2.507                $2.883                1,664


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/16/03* to 12/31/03                                         $2.000                $1.054                 213

         From 1/1/04 to 12/31/04                                           $1.054                $0.933                 545


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 6/12/03* to 12/31/03                                         $2.000                $1.218                 85

         From 1/1/04 to 12/31/04                                           $1.218                $1.383                 122


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/6/03* to 12/31/03                                          $2.000                $1.155                 148

         From 1/1/04 to 12/31/04                                           $1.155                $1.267                 74


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 10/14/99* to 12/31/99                                        $2.000                $2.319                 26
         From 1/1/00 to 12/31/00                                           $2.319                $1.196                 401
         From 1/1/01 to 12/31/01                                           $1.196                $1.430                 724
         From 1/1/02 to 12/31/02                                           $1.430                $1.111                1,255
         From 1/1/03 to 12/31/03                                           $1.111                $1.468                 748

         From 1/1/04 to 12/31/04                                           $1.468                $1.732                 758


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 11/7/01* to 12/31/01                                         $2.000                $2.110                 58
         From 1/1/02 to 12/31/02                                           $2.110                $1.639                1,219
         From 1/1/03 to 12/31/03                                           $1.639                $2.082                 943

         From 1/1/04 to 12/31/04                                           $2.082                $2.281                1,139


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 12/30/99* to 12/31/99                                        $2.000                $2.022                 150
         From 1/1/00 to 12/31/00                                           $2.022                $1.538                1,975
         From 1/1/01 to 12/31/01                                           $1.538                $0.776                3,976
         From 1/1/02 to 12/31/02                                           $0.776                $0.393                2,541
         From 1/1/03 to 12/31/03                                           $0.393                $0.575                2,213

         From 1/1/04 to 12/31/04                                           $0.575                $0.560                1,808



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 10/25/99* to 12/31/99                                        $2.000                $3.063                 15
         From 1/1/00 to 12/31/00                                           $3.063                $2.988                 492
         From 1/1/01 to 12/31/01                                           $2.988                $2.173                 794
         From 1/1/02 to 12/31/02                                           $2.173                $1.824                 724
         From 1/1/03 to 12/31/03                                           $1.824                $2.553                 759

         From 1/1/04 to 12/31/04                                           $2.553                $3.146                 624


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 8/30/99* to 12/31/99                                         $2.000                $3.171                 248
         From 1/1/00 to 12/31/00                                           $3.171                $2.265                2,533
         From 1/1/01 to 12/31/01                                           $2.265                $1.769                3,864
         From 1/1/02 to 12/31/02                                           $1.769                $1.511                3,812
         From 1/1/03 to 12/31/03                                           $1.511                $2.229                3,856

         From 1/1/04 to 12/31/04                                           $2.229                $2.877                3,749


WANGER SELECT
====================================================================================================================================
         From 10/11/99* to 12/31/99                                        $2.000                $2.295                 21
         From 1/1/00 to 12/31/00                                           $2.295                $2.480                 336
         From 1/1/01 to 12/31/01                                           $2.480                $2.692                 453
         From 1/1/02 to 12/31/02                                           $2.692                $2.464                 473
         From 1/1/03 to 12/31/03                                           $2.464                $3.192                 533

         From 1/1/04 to 12/31/04                                           $3.192                $3.774                 567


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 9/14/99* to 12/31/99                                         $2.000                $2.308                 398
         From 1/1/00 to 12/31/00                                           $2.308                $2.101                3,897
         From 1/1/01 to 12/31/01                                           $2.101                $2.319                6,700
         From 1/1/02 to 12/31/02                                           $2.319                $1.912                6,419
         From 1/1/03 to 12/31/03                                           $1.912                $2.714                6,159

         From 1/1/04 to 12/31/04                                           $2.714                $3.182                5,800



* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
          From 10/7/99* to 12/31/99                                      $2.000               $2.309                    125
          From 1/1/00 to 12/31/00                                        $2.309               $1.920                   1,335
          From 1/1/01 to 12/31/01                                        $1.920               $1.439                   2,353
          From 1/1/02 to 12/31/02                                        $1.439               $1.211                   2,149
          From 1/1/03 to 12/31/03                                        $1.211               $1.577                   2,080

          From 1/1/04 to 12/31/04                                        $1.577               $1.881                   2,426

PHOENIX-AIM GROWTH

====================================================================================================================================
          From 12/21/99* to 12/31/99                                     $2.000               $2.063                    27
          From 1/1/00 to 12/31/00                                        $2.063               $1.810                   2,589
          From 1/1/01 to 12/31/01                                        $1.810               $1.361                   4,327
          From 1/1/02 to 12/31/02                                        $1.361               $0.956                   5,161
          From 1/1/03 to 12/31/03                                        $0.956               $1.141                   4,671

          From 1/1/04 to 12/31/04                                        $1.141               $1.174                   4,121

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
          From 8/20/02* to 12/31/02                                      $2.000               $2.007                    13
          From 1/1/03 to 12/31/03                                        $2.007               $3.040                    92

          From 1/1/04 to 12/31/04                                        $3.040               $3.066                    119


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $2.120                    450
          From 1/1/00 to 12/31/00                                        $2.120               $1.854                   1,267
          From 1/1/01 to 12/31/01                                        $1.854               $1.613                   1,669
          From 1/1/02 to 12/31/02                                        $1.613               $1.215                   1,211
          From 1/1/03 to 12/31/03                                        $1.215               $1.515                   1,005

          From 1/1/04 to 12/31/04                                        $1.515               $1.643                    875


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
          From 10/8/99* to 12/31/99                                      $2.000               $2.124                    26
          From 1/1/00 to 12/31/00                                        $2.124               $2.744                    103
          From 1/1/01 to 12/31/01                                        $2.744               $2.889                    436
          From 1/1/02 to 12/31/02                                        $2.889               $3.198                    774
          From 1/1/03 to 12/31/03                                        $3.198               $4.367                    798

          From 1/1/04 to 12/31/04                                        $4.367               $5.808                    747


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $2.421                    664
          From 1/1/00 to 12/31/00                                        $2.421               $1.966                   5,420
          From 1/1/01 to 12/31/01                                        $1.966               $1.270                   8,024
          From 1/1/02 to 12/31/02                                        $1.270               $0.943                   8,375
          From 1/1/03 to 12/31/03                                        $0.943               $1.778                   7,579

          From 1/1/04 to 12/31/04                                        $1.778               $1.221                   6,296

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000               $2.141                    544
          From 1/1/00 to 12/31/00                                        $2.141               $1.975                   3,237
          From 1/1/01 to 12/31/01                                        $1.975               $1.791                   4,658
          From 1/1/02 to 12/31/02                                        $1.791               $1.370                   4,406
          From 1/1/03 to 12/31/03                                        $1.791               $1.370                   4,406

          From 1/1/04 to 12/31/04                                        $1.370               $1.882                   3,660



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.458                    301
          From 1/1/01 to 12/31/01                                        $1.458               $1.054                   1,108
          From 1/1/02 to 12/31/02                                        $1.054               $0.741                    918
          From 1/1/03 to 12/31/03                                        $0.741               $1.072                   1,035

          From 1/1/04 to 12/31/04                                        $1.072               $1.161                    780

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000               $2.146                    54
          From 1/1/00 to 12/31/00                                        $2.146               $2.133                    577
          From 1/1/01 to 12/31/01                                        $2.133               $2.145                   1,031
          From 1/1/02 to 12/31/02                                        $2.145               $1.873                   3,612
          From 1/1/03 to 12/31/03                                        $1.873               $2.218                   3,606

          From 1/1/04 to 12/31/04                                        $2.218               $2.353                   3,443

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $2.393                    32
          From 1/1/00 to 12/31/00                                        $2.393               $3.125                    628
          From 1/1/01 to 12/31/01                                        $3.125               $2.532                   2,297
          From 1/1/02 to 12/31/02                                        $2.532               $1.952                   2,810
          From 1/1/03 to 12/31/03                                        $1.952               $2.387                   2,562

          From 1/1/04 to 12/31/04                                        $2.387               $2.662                   2,657


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
          From 8/27/99* to 12/31/99                                      $2.000               $2.026                    997
          From 1/1/00 to 12/31/00                                        $2.026               $2.122                   1,539
          From 1/1/01 to 12/31/01                                        $2.122               $2.176                   2,679
          From 1/1/02 to 12/31/02                                        $2.176               $2.179                   2,346
          From 1/1/03 to 12/31/03                                        $2.179               $2.167                   1,094

          From 1/1/04 to 12/31/04                                        $2.167               $2.157                    650


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.054                    200
          From 1/1/00 to 12/31/00                                        $2.054               $2.161                   1,081
          From 1/1/01 to 12/31/01                                        $2.161               $2.263                   2,269
          From 1/1/02 to 12/31/02                                        $2.263               $2.459                   2,672
          From 1/1/03 to 12/31/03                                        $2.459               $2.782                   2,541

          From 1/1/04 to 12/31/04                                        $2.782               $2.935                   2,787


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
          From 6/4/03* to 12/31/03                                       $2.000               $1.022                    311

          From 1/1/04 to 12/31/04                                        $1.022               $1.063                   1,181


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
          From 10/18/02* to 12/31/02                                     $2.000               $1.922                    14
          From 1/1/03 to 12/31/03                                        $1.922               $2.260                    242

          From 1/1/04 to 12/31/04                                        $2.260               $2.349                    284


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
          From 12/2/02* to 12/31/02                                      $2.000               $2.010                     1
          From 1/1/03 to 12/31/03                                        $2.010               $2.388                    111

          From 1/1/04 to 12/31/04                                        $2.388               $2.964                    129



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
          From 10/22/02* to 12/31/02                                     $2.000               $1.906                    40
          From 1/1/03 to 12/31/03                                        $1.906               $2.444                    158

          From 1/1/04 to 12/31/04                                        $2.444               $2.796                    363


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
          From 1/24/00* to 12/31/00                                      $2.000               $1.951                    74
          From 1/1/01 to 12/31/01                                        $1.951               $1.811                    341
          From 1/1/02 to 12/31/02                                        $1.811               $1.511                    628
          From 1/1/03 to 12/31/03                                        $1.511               $1.901                    636

          From 1/1/04 to 12/31/04                                        $1.901               $1.965                    556


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.311                    70
          From 1/1/01 to 12/31/01                                        $1.311               $0.866                    423
          From 1/1/02 to 12/31/02                                        $0.866               $0.534                    702
          From 1/1/03 to 12/31/03                                        $0.534               $0.785                   1,106

          From 1/1/04 to 12/31/04                                        $0.785               $0.853                   1,161


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
          From 10/8/99* to 12/31/99                                      $2.000               $2.185                     8
          From 1/1/00 to 12/31/00                                        $2.185               $2.523                    150
          From 1/1/01 to 12/31/01                                        $2.523               $3.064                    854
          From 1/1/02 to 12/31/02                                        $3.064               $2.767                   1,349
          From 1/1/03 to 12/31/03                                        $2.767               $3.852                   1,191

          From 1/1/04 to 12/31/04                                        $3.852               $4.580                   1,358


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
          From 1/5/01* to 12/31/01                                       $2.000               $2.293                    578
          From 1/1/02 to 12/31/02                                        $2.293               $2.071                   1,152
          From 1/1/03 to 12/31/03                                        $2.071               $2.942                   1,026

          From 1/1/04 to 12/31/04                                        $2.942               $3.565                   1,086


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
          From 10/12/99* to 12/31/99                                     $2.000               $2.358                    55
          From 1/1/00 to 12/31/00                                        $2.358               $3.088                   1,491
          From 1/1/01 to 12/31/01                                        $3.088               $2.278                   2,868
          From 1/1/02 to 12/31/02                                        $2.278               $1.519                   2,948
          From 1/1/03 to 12/31/03                                        $1.519               $1.932                   2,616

          From 1/1/04 to 12/31/04                                        $1.932               $2.036                   1,972


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
          From 9/8/99* to 12/31/99                                       $2.000               $2.582                    538
          From 1/1/00 to 12/31/00                                        $2.582               $2.258                   3,070
          From 1/1/01 to 12/31/01                                        $2.258               $1.620                   4,369
          From 1/1/02 to 12/31/02                                        $1.620               $1.040                   3,811
          From 1/1/03 to 12/31/03                                        $1.040               $1.409                   3,264

          From 1/1/04 to 12/31/04                                        $1.409               $1.468                   2,599


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
          From 4/30/01* to 12/31/01                                      $2.000               $1.765                    126
          From 1/1/02 to 12/31/02                                        $1.765               $1.319                    279
          From 1/1/03 to 12/31/03                                        $1.319               $1.686                    415

          From 1/1/04 to 12/31/04                                        $1.686               $1.776                    597



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
          From 1/1/04 to 12/31/04                                        $2.000               $1.016                    317


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
          From 4/12/01* to 12/31/01                                      $2.000               $1.945                    153
          From 1/1/02 to 12/31/02                                        $1.945               $1.340                    386
          From 1/1/03 to 12/31/03                                        $1.340               $1.655                    336

          From 1/1/04 to 12/31/04                                        $1.655               $1.728                    337


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
          From 12/13/00* to 12/31/00                                     $2.000               $1.523                     362
          From 1/1/01 to 12/31/01                                        $1.523               $1.265                   1,042
          From 1/1/02 to 12/31/02                                        $1.265               $0.825                   1,415
          From 1/1/03 to 12/31/03                                        $0.825               $1.098                   1,883

          From 1/1/04 to 12/31/04                                        $1.098               $1.173                   1,480


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
          From 9/27/99* to 12/31/99                                      $2.000               $1.985                    145
          From 1/1/00 to 12/31/00                                        $1.985               $2.177                    591
          From 1/1/01 to 12/31/01                                        $2.177               $2.301                   1,793
          From 1/1/02 to 12/31/02                                        $2.301               $2.478                   4,415
          From 1/1/03 to 12/31/03                                        $2.478               $2.504                   2,887

          From 1/1/04 to 12/31/04                                        $2.504               $2.562                   2,432


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.045                    44
          From 12/13/00 to 12/31/00                                      $2.045               $1.838                    266
          From 1/1/01 to 12/31/01                                        $1.823               $1.840                    623
          From 1/1/02 to 12/31/02                                        $1.840               $1.842                    649
          From 1/1/03 to 12/31/03                                        $1.842               $2.224                    975

          From 1/1/04 to 12/31/04                                        $2.224               $2.426                    878


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.866                    199
          From 1/1/01 to 12/31/01                                        $1.866               $1.615                    972
          From 1/1/02 to 12/31/02                                        $1.615               $1.445                   1,806
          From 1/1/03 to 12/31/03                                        $1.445               $1.831                   1,760

          From 1/1/04 to 12/31/04                                        $1.831               $2.085                   2,124


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.695                    98
          From 1/1/01 to 12/31/01                                        $1.695               $1.432                    252
          From 1/1/02 to 12/31/02                                        $1.432               $1.104                    384
          From 1/1/03 to 12/31/03                                        $1.104               $1.414                    403

          From 1/1/04 to 12/31/04                                        $1.414               $1.495                    378


VIP GROWTH PORTFOLIO
====================================================================================================================================
          From 1/1/01 to 12/31/01                                        $1.719               $1.397                   1,351
          From 7/3/00* to 12/31/00                                       $2.000               $1.719                    204
          From 1/1/02 to 12/31/02                                        $1.397               $0.963                   1,864
          From 1/1/03 to 12/31/03                                        $0.963               $1.262                   2,044

          From 1/1/04 to 12/31/04                                        $1.262               $1.287                   1,927



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
          From 9/7/99* to 12/31/99                                       $2.000               $1.995                    40
          From 7/3/00 to 12/31/00                                        $1.995               $2.217                    113
          From 1/1/01 to 12/31/01                                        $2.217               $2.343                    338
          From 1/1/02 to 12/31/02                                        $2.343               $2.041                    459
          From 1/1/03 to 12/31/03                                        $2.041               $2.522                    424

          From 1/1/04 to 12/31/04                                        $2.522               $2.805                    486


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.433                     8
          From 7/3/00 to 12/31/00                                        $2.433               $1.633                    129
          From 1/1/01 to 12/31/01                                        $1.633               $1.482                    176
          From 1/1/02 to 12/31/02                                        $1.482               $1.461                    150
          From 1/1/03 to 12/31/03                                        $1.461               $2.208                    138

          From 1/1/04 to 12/31/04                                        $2.208               $2.719                    115


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.262                    98
          From 7/3/00 to 12/31/00                                        $2.262               $2.182                    459
          From 1/1/01 to 12/31/01                                        $2.182               $1.810                    905
          From 1/1/02 to 12/31/02                                        $1.810               $1.455                   1,042
          From 1/1/03 to 12/31/03                                        $1.455               $1.900                   1,166

          From 1/1/04 to 12/31/04                                        $1.900               $2.224                   1,127


TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.220                    29
          From 7/3/00 to 12/31/00                                        $2.220               $2.194                    58
          From 1/1/01 to 12/31/01                                        $2.194               $1.951                    143
          From 1/1/02 to 12/31/02                                        $1.951               $1.842                    55
          From 1/1/03 to 12/31/03                                        $1.842               $2.400                    42

          From 1/1/04 to 12/31/04                                        $2.400               $2.743                    39


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
          From 9/30/99* to 12/31/99                                      $2.000               $2.339                    78
          From 7/3/00 to 12/31/00                                        $2.339               $2.477                    153
          From 1/1/01 to 12/31/01                                        $2.477               $2.414                    379
          From 1/1/02 to 12/31/02                                        $2.414               $1.943                    836
          From 1/1/03 to 12/31/03                                        $1.943               $2.535                    861

          From 1/1/04 to 12/31/04                                        $2.535               $2.904                    798


 RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

          From 6/17/03* to 12/31/03                                      $2.000               $1.052                    116
          From 1/1/04 to 12/31/04                                        $1.052               $0.928                    159


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                       $2.000               $1.215                    111

          From 1/1/04 to 12/31/04                                        $1.215               $1.376                    88


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
          From 6/2/03* to 12/31/03                                       $2.000               $1.153                    531

          From 1/1/04 to 12/31/04                                        $1.153               $1.260                    153



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.267                    49
          From 1/1/00 to 12/31/00                                        $2.267               $1.866                    135
          From 1/1/01 to 12/31/01                                        $1.866               $1.388                    253
          From 1/1/02 to 12/31/02                                        $1.388               $1.074                    447
          From 1/1/03 to 12/31/03                                        $1.074               $1.415                    418

          From 1/1/04 to 12/31/04                                        $1.415               $1.664                    392


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.108                     5
          From 1/1/02 to 12/31/02                                        $2.108               $1.632                    117
          From 1/1/03 to 12/31/03                                        $1.632               $2.066                    339

          From 1/1/04 to 12/31/04                                        $2.066               $2.256                    478


TECHNOLOGY PORTFOLIO
====================================================================================================================================
          From 12/21/99* to 12/31/99                                     $2.000               $2.052                     9
          From 1/1/00 to 12/31/00                                        $2.052               $1.549                   1,433
          From 1/1/01 to 12/31/01                                        $1.549               $0.782                   2,243
          From 1/1/02 to 12/31/02                                        $0.782               $0.394                   1,985
          From 1/1/03 to 12/31/03                                        $0.394               $0.575                   2,066

          From 1/1/04 to 12/31/04                                        $0.575               $0.559                   1,642


WANGER INTERNATIONAL SELECT
====================================================================================================================================
          From 11/1/99* to 12/31/99                                      $2.000               $2.996                    20
          From 1/1/00 to 12/31/00                                        $2.996               $2.913                    352
          From 1/1/01 to 12/31/01                                        $2.913               $2.111                    650
          From 1/1/02 to 12/31/02                                        $2.111               $1.766                    610
          From 1/1/03 to 12/31/03                                        $1.766               $2.463                    483

          From 1/1/04 to 12/31/04                                        $2.463              $3.024                     531


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
          From 9/17/99* to 12/31/99                                      $2.000               $3.095                    177
          From 1/1/00 to 12/31/00                                        $3.095               $2.203                   2,134
          From 1/1/01 to 12/31/01                                        $2.203               $1.715                   2,986
          From 1/1/02 to 12/31/02                                        $1.715               $1.459                   3,075
          From 1/1/03 to 12/31/03                                        $1.459               $2.145                   3,011

          From 1/1/04 to 12/31/04                                        $2.145               $2.759                   2.787


WANGER SELECT
====================================================================================================================================
          From 10/28/99* to 12/31/99                                     $2.000               $2.248                    48
          From 1/1/00 to 12/31/00                                        $2.248               $2.431                    303
          From 1/1/01 to 12/31/01                                        $2.431               $2.618                    402
          From 1/1/02 to 12/31/02                                        $2.618               $2.388                    444
          From 1/1/03 to 12/31/03                                        $2.388               $3.084                    535

          From 1/1/04 to 12/31/04                                        $3.084               $3.633                    524


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
          From 9/17/99* to 12/31/99                                      $2.000               $2.287                    338
          From 1/1/00 to 12/31/00                                        $2.287               $2.075                   2,706
          From 1/1/01 to 12/31/01                                        $2.075               $2.282                   3,684
          From 1/1/02 to 12/31/02                                        $2.282               $1.875                   3,759
          From 1/1/03 to 12/31/03                                        $1.875               $2.651                   3,528

          From 1/1/04 to 12/31/04                                        $2.651               $3.098                   3,207



* Date subaccount began operations.

  DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
           From 12/1/99* to 12/31/99                                        $2.000                  $2.192                 2
           From 1/1/00 to 12/31/00                                          $2.192                  $1.821                109
           From 1/1/01 to 12/31/01                                          $1.821                  $1.364               7,141
           From 1/1/02 to 12/31/02                                          $1.364                  $1.147                677
           From 1/1/03 to 12/31/03                                          $1.147                  $1.492                720

           From 1/1/04 to 12/31/04                                          $1.492                  $1.777               1,120

PHOENIX-AIM GROWTH

====================================================================================================================================
           From 12/21/99* to 12/31/99                                       $2.000                  $2.063                10
           From 1/1/00 to 12/31/00                                          $2.063                  $1.808                374
           From 1/1/01 to 12/31/01                                          $1.808                  $1.358               1,295
           From 1/1/02 to 12/31/02                                          $1.358                  $0.954               1,191
           From 1/1/03 to 12/31/03                                          $0.954                  $1.137               1,443

           From 1/1/04 to 12/31/04                                          $1.137                  $1.168               1,296

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
           From 11/11/02* to 12/31/02                                       $2.000                  $2.006                 2
           From 1/1/03 to 12/31/03                                          $2.006                  $3.036                12

           From 1/1/04 to 12/31/04                                          $3.036                  $3.059                20


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                  $2.106                13
           From 1/1/00 to 12/31/00                                          $2.106                  $1.840                198
           From 1/1/01 to 12/31/01                                          $1.840                  $1.599                236
           From 1/1/02 to 12/31/02                                          $1.599                  $1.204                271
           From 1/1/03 to 12/31/03                                          $1.204                  $1.499                223

           From 1/1/04 to 12/31/04                                          $1.499                  $1.624                171


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                  $2.029                82
           From 1/1/00 to 12/31/00                                          $2.029                  $2.619                114
           From 1/1/01 to 12/31/01                                          $2.619                  $2.754                108
           From 1/1/02 to 12/31/02                                          $2.754                  $3.045                228
           From 1/1/03 to 12/31/03                                          $3.045                  $4.154                160

           From 1/1/04 to 12/31/04                                          $4.154                  $5.520                140


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                  $2.409                92
           From 1/1/00 to 12/31/00                                          $2.409                  $1.955                710
           From 1/1/01 to 12/31/01                                          $1.955                  $1.261                735
           From 1/1/02 to 12/31/02                                          $1.261                  $0.935                997
           From 1/1/03 to 12/31/03                                          $0.935                  $1.167                928

           From 1/1/04 to 12/31/04                                          $1.167                  $1.209                781

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
           From 10/22/99* to 12/31/99                                       $2.000                  $2.227                54
           From 1/1/00 to 12/31/00                                          $2.227                  $2.053                606
           From 1/1/01 to 12/31/01                                          $2.053                  $1.859                809
           From 1/1/02 to 12/31/02                                          $1.859                  $1.421                694
           From 1/1/03 to 12/31/03                                          $1.421                  $1.787                644

           From 1/1/04 to 12/31/04                                          $1.787                  $1.948                734



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
           From 8/15/00* to 12/31/00                                        $2.000                  $1.567                 9
           From 1/1/01 to 12/31/01                                          $1.567                  $1.132                628
           From 1/1/02 to 12/31/02                                          $1.132                  $0.795                525
           From 1/1/03 to 12/31/03                                          $0.795                  $1.149                451

           From 1/1/04 to 12/31/04                                          $1.149                  $1.243                448

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                  $2.130                27
           From 1/1/00 to 12/31/00                                          $2.130                  $2.115                76
           From 1/1/01 to 12/31/01                                          $2.115                  $2.125                188
           From 1/1/02 to 12/31/02                                          $2.125                  $1.854                774
           From 1/1/03 to 12/31/03                                          $1.854                  $2.192                747

           From 1/1/04 to 12/31/04                                          $2.192                  $2.324                554

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
           From 12/1/99* to 12/31/99                                        $2.000                  $2.151                23
           From 1/1/00 to 12/31/00                                          $2.151                  $2.806                89
           From 1/1/01 to 12/31/01                                          $2.806                  $2.271                724
           From 1/1/02 to 12/31/02                                          $2.271                  $1.749                548
           From 1/1/03 to 12/31/03                                          $1.749                  $2.137                753

           From 1/1/04 to 12/31/04                                          $2.137                  $2.381                621


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
           From 8/30/99* to 12/31/99                                        $2.000                  $2.025                339
           From 1/1/00 to 12/31/00                                          $2.025                  $2.119                496
           From 1/1/01 to 12/31/01                                          $2.119                  $2.170                907
           From 1/1/02 to 12/31/02                                          $2.170                  $2.171                856
           From 1/1/03 to 12/31/03                                          $2.171                  $2.156                642

           From 1/1/04 to 12/31/04                                          $2.156                  $2.144                477


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
           From 4/3/00* to 12/31/00                                         $2.000                  $2.052                67
           From 1/1/01 to 12/31/01                                          $2.052                  $2.147                265
           From 1/1/02 to 12/31/02                                          $2.147                  $2.330                439
           From 1/1/03 to 12/31/03                                          $2.330                  $2.634                485

           From 1/1/04 to 12/31/04                                          $2.634                  $2.776                697


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
           From 8/13/03* to 12/31/03                                        $2.000                  $1.022                 2

           From 1/1/04 to 12/31/04                                          $1.022                  $1.062                68


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
           From 9/4/02* to 12/31/02                                         $2.000                  $1.921                10
           From 1/1/03 to 12/31/03                                          $1.921                  $2.257                38

           From 1/1/04 to 12/31/04                                          $2.257                  $2.343                26


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
           From 9/3/02* to 12/31/02                                         $2.000                  $2.010                 8
           From 1/1/03 to 12/31/03                                          $2.010                  $2.384                103

           From 1/1/04 to 12/31/04                                          $2.384                  $2.956                43



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
           From 4/29/03* to 12/31/03                                        $2.000                  $2.440                13

           From 1/1/04 to 12/31/04                                          $2.440                  $2.789                74


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
           From 1/21/00* to 12/31/00                                        $2.000                  $1.906                84
           From 1/1/01 to 12/31/01                                          $1.906                  $1.768                141
           From 1/1/02 to 12/31/02                                          $1.768                  $1.474                149
           From 1/1/03 to 12/31/03                                          $1.474                  $1.852                168

           From 1/1/04 to 12/31/04                                          $1.852                  $1.912                174


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
           From 10/3/00* to 12/31/00                                        $2.000                  $1.360                22
           From 1/1/01 to 12/31/01                                          $1.360                  $0.898                122
           From 1/1/02 to 12/31/02                                          $0.898                  $0.553                58
           From 1/1/03 to 12/31/03                                          $0.553                  $0.812                68

           From 1/1/04 to 12/31/04                                          $0.812                  $0.882                108


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
           From 5/1/00* to 12/31/00                                         $2.000                  $2.201                116
           From 1/1/01 to 12/31/01                                          $2.201                  $2.670                693
           From 1/1/02 to 12/31/02                                          $2.670                  $2.409                785
           From 1/1/03 to 12/31/03                                          $2.409                  $3.350                636

           From 1/1/04 to 12/31/04                                          $3.350                  $3.979                880


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
           From 12/14/00* to 12/31/00                                       $2.000                  $2.130                20
           From 1/1/01 to 12/31/01                                          $2.130                  $2.433                434
           From 1/1/02 to 12/31/02                                          $2.433                  $2.195                630
           From 1/1/03 to 12/31/03                                          $2.195                  $3.115                343

           From 1/1/04 to 12/31/04                                          $3.115                  $3.770                400


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
           From 12/20/99* to 12/31/99                                       $2.000                  $2.236                 4
           From 1/1/00 to 12/31/00                                          $2.236                  $2.511                295
           From 1/1/01 to 12/31/01                                          $2.511                  $1.850                401
           From 1/1/02 to 12/31/02                                          $1.850                  $1.232                412
           From 1/1/03 to 12/31/03                                          $1.232                  $1.566                387

           From 1/1/04 to 12/31/04                                          $1.566                  $1.649                312


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
           From 9/3/99* to 12/31/99                                         $2.000                  $2.596                134
           From 1/1/00 to 12/31/00                                          $2.596                  $2.268                669
           From 1/1/01 to 12/31/01                                          $2.268                  $1.625                488
           From 1/1/02 to 12/31/02                                          $1.625                  $1.042                330
           From 1/1/03 to 12/31/03                                          $1.042                  $1.411                298

           From 1/1/04 to 12/31/04                                          $1.411                  $1.468                221


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
           From 12/24/01* to 12/31/01                                       $2.000                  $1.849                 5
           From 1/1/02 to 12/31/02                                          $1.849                  $1.380                17
           From 1/1/03 to 12/31/03                                          $1.380                  $1.763                30

           From 1/1/04 to 12/31/04                                          $1.763                  $1.855                46



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
           From 1/1/04 to 12/31/04                                          $2.000                  $1.016                14


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
           From 9/5/01* to 12/31/01                                         $2.000                  $1.876                24
           From 1/1/02 to 12/31/02                                          $1.876                  $1.291                80
           From 1/1/03 to 12/31/03                                          $1.291                  $1.593                86

           From 1/1/04 to 12/31/04                                          $1.593                  $1.662                100


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
           From 6/6/00* to 12/31/00                                         $2.000                  $1.525                36
           From 1/1/01 to 12/31/01                                          $1.525                  $1.265                181
           From 1/1/02 to 12/31/02                                          $1.265                  $0.824                173
           From 1/1/03 to 12/31/03                                          $0.824                  $1.096                182

           From 1/1/04 to 12/31/04                                          $1.096                  $1.169                180


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
           From 1/1/00* to 12/31/00                                         $2.000                  $2.201                30
           From 1/1/01 to 12/31/01                                          $2.201                  $2.324                348
           From 1/1/02 to 12/31/02                                          $2.324                  $2.500                842
           From 1/1/03 to 12/31/03                                          $2.500                  $2.525                604

           From 1/1/04 to 12/31/04                                          $2.525                  $2.581                571


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
           From 4/24/00* to 12/31/00                                        $2.000                  $1.857                46
           From 1/1/01 to 12/31/01                                          $1.857                  $1.857                85
           From 1/1/02 to 12/31/02                                          $1.857                  $1.857                132
           From 1/1/03 to 12/31/03                                          $1.857                  $2.239                362

           From 1/1/04 to 12/31/04                                          $2.239                  $2.440                226


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
           From 6/6/00* to 12/31/00                                         $2.000                  $1.865                37
           From 1/1/01 to 12/31/01                                          $1.865                  $1.612                125
           From 1/1/02 to 12/31/02                                          $1.612                  $1.441                173
           From 1/1/03 to 12/31/03                                          $1.441                  $1.824                162

           From 1/1/04 to 12/31/04                                          $1.824                  $2.075                365


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
           From 7/3/00* to 12/31/00                                         $2.000                  $1.695                 27
           From 1/1/01 to 12/31/01                                          $1.695                  $1.430                 81
           From 1/1/02 to 12/31/02                                          $1.430                  $1.102                100
           From 1/1/03 to 12/31/03                                          $1.102                  $1.409                118

           From 1/1/04 to 12/31/04                                          $1.409                  $1.488                113


VIP GROWTH PORTFOLIO
====================================================================================================================================
           From 7/3/00* to 12/31/00                                         $2.000                  $1.669                66
           From 1/1/01 to 12/31/01                                          $1.669                  $1.354                101
           From 1/1/02 to 12/31/02                                          $1.354                  $0.932                627
           From 1/1/03 to 12/31/03                                          $0.932                  $1.221                787

           From 1/1/04 to 12/31/04                                          $1.221                  $1.244                415



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
           From 1/21/99* to 12/31/99                                        $2.000                  $2.049                488
           From 1/1/00 to 12/31/00                                          $2.049                  $2.274                 32
           From 1/1/01 to 12/31/01                                          $2.274                  $2.402                 75
           From 1/1/02 to 12/31/02                                          $2.402                  $2.090                 93
           From 1/1/03 to 12/31/03                                          $2.090                  $2.580                102

           From 1/1/04 to 12/31/04                                          $2.580                  $2.866                108


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
           From 12/20/99* to 12/31/99                                       $2.000                  $2.103                 1
           From 1/1/00 to 12/31/00                                          $2.103                  $1.410                 24
           From 1/1/01 to 12/31/01                                          $1.410                  $1.279                 34
           From 1/1/02 to 12/31/02                                          $1.279                  $1.260                 20
           From 1/1/03 to 12/31/03                                          $1.260                  $1.901                 20

           From 1/1/04 to 12/31/04                                          $1.901                  $2.339                 16


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
           From 3/14/00* to 12/31/00                                        $2.000                  $2.026                 30
           From 1/1/01 to 12/31/01                                          $2.026                  $1.679                484
           From 1/1/02 to 12/31/02                                          $1.679                  $1.349                611
           From 1/1/03 to 12/31/03                                          $1.349                  $1.759                275

           From 1/1/04 to 12/31/04                                          $1.759                  $2.057                282


TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================
           From 4/3/00* to 12/31/00                                         $2.000                  $1.943                 20
           From 1/1/01 to 12/31/01                                          $1.943                  $1.726                 26
           From 1/1/02 to 12/31/02                                          $1.726                  $1.628                 5
           From 1/1/03 to 12/31/03                                          $1.628                  $2.119                 5

           From 1/1/04 to 12/31/04                                          $2.119                  $2.419                 4


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
           From 1/25/00* to 12/31/00                                        $2.000                  $2.185                 21
           From 1/1/01 to 12/31/01                                          $2.185                  $2.127                218
           From 1/1/02 to 12/31/02                                          $2.127                  $1.711                228
           From 1/1/03 to 12/31/03                                          $1.711                  $2.230                501

           From 1/1/04 to 12/31/04                                          $2.230                  $2.552                243


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
           From 8/9/03* to 12/31/03                                         $2.000                  $1.051                11

           From 1/1/04 to 12/31/04                                          $1.051                  $0.926                 2


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
           From 9/3/03* to 12/31/03                                         $2.000                  $1.215                44

           From 1/1/04 to 12/31/04                                          $1.215                  $1.373                 1


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
           From 6/4/03* to 12/31/03                                         $2.000                  $1.152                385

           From 1/1/04 to 12/31/04                                          $1.152                  $1.258                192



* Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
           From 3/16/00* to 12/31/00                                        $2.000                  $1.702                 5
           From 1/1/01 to 12/31/01                                          $1.702                  $1.265                11
           From 1/1/02 to 12/31/02                                          $1.265                  $0.978                14
           From 1/1/03 to 12/31/03                                          $0.978                  $1.287                17

           From 1/1/04 to 12/31/04                                          $1.287                  $1.511                32


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
           From 12/18/01* to 12/31/01                                       $2.000                  $2.108                639
           From 1/1/02 to 12/31/02                                          $2.108                  $1.630                 3
           From 1/1/03 to 12/31/03                                          $1.630                  $2.061                17

           From 1/1/04 to 12/31/04                                          $2.061                  $2.249                27


TECHNOLOGY PORTFOLIO
====================================================================================================================================
           From 12/21/99* to 12/31/99                                       $2.000                  $2.052                10
           From 1/1/00 to 12/31/00                                          $2.052                  $1.547                378
           From 1/1/01 to 12/31/01                                          $1.547                  $0.780                616
           From 1/1/02 to 12/31/02                                          $0.780                  $0.393                440
           From 1/1/03 to 12/31/03                                          $0.393                  $0.573                421

           From 1/1/04 to 12/31/04                                          $0.573                  $0.556                360


WANGER INTERNATIONAL SELECT
====================================================================================================================================
           From 11/1/99* to 12/31/99                                        $2.000                  $2.996                 2
           From 1/1/00 to 12/31/00                                          $2.996                  $2.910                76
           From 1/1/01 to 12/31/01                                          $2.910                  $2.106                102
           From 1/1/02 to 12/31/02                                          $2.106                  $1.760                81
           From 1/1/03 to 12/31/03                                          $1.760                  $2.452                67

           From 1/1/04 to 12/31/04                                          $2.452                  $3.008                63


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
           From 9/16/99* to 12/31/99                                        $2.000                  $3.089                 7
           From 1/1/00 to 12/31/00                                          $3.089                  $2.196                 140
           From 1/1/01 to 12/31/01                                          $2.196                  $1.708                337
           From 1/1/02 to 12/31/02                                          $1.708                  $1.452                253
           From 1/1/03 to 12/31/03                                          $1.452                  $2.132                278

           From 1/1/04 to 12/31/04                                          $2.132                  $2.740                344


WANGER SELECT
====================================================================================================================================
           From 11/1/99* to 12/31/99                                        $2.000                  $2.205                 2
           From 1/1/00 to 12/31/00                                          $2.205                  $2.382                56
           From 1/1/01 to 12/31/01                                          $2.382                  $2.564                71
           From 1/1/02 to 12/31/02                                          $2.564                  $2.336                77
           From 1/1/03 to 12/31/03                                          $2.336                  $3.013                66

           From 1/1/04 to 12/31/04                                          $3.013                  $3.546                51


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
           From 9/16/99* to 12/31/99                                        $2.000                  $2.307                 9
           From 1/1/00 to 12/31/00                                          $2.307                  $2.091                212
           From 1/1/01 to 12/31/01                                          $2.091                  $2.298                571
           From 1/1/02 to 12/31/02                                          $2.298                  $1.885                602
           From 1/1/03 to 12/31/03                                          $1.885                  $2.664                617

           From 1/1/04 to 12/31/04                                          $2.664                  $3.110                612



* Date subaccount began operations.

                                                                     [VERSION C]

                            PHOENIX SPECTRUM EDGE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT


           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                           MAY 1, 2005


This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series)

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Capital Growth Series

[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)

[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund

[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:          [envelope] PHL VARIABLE INSURANCE COMPANY
                                                               Annuity Operations Division
                                                               PO Box 8027
                                                               Boston, MA 02266-8027
                                                    [telepone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                      Page
--------------------------------------------------------------------------------

GLOSSARY OR SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
   Expense Examples.......................................    6
   Annual Fund Expenses...................................    7
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   11
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   11
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   11
   Participating Investment Funds.........................   11
   Investment Advisors and Subadvisors....................   12
   Services of the Advisors...............................   12
GIA.......................................................   12
MVA  .....................................................   12
PURCHASE OF CONTRACTS.....................................   12
DEDUCTIONS AND CHARGES....................................   13
   Annual Administrative Charge...........................   13
   Daily Administrative Fee...............................   13
   Guaranteed Minimum Income Benefit Rider Fee............   13
   Guaranteed Minimum Accumulation Benefit Fee............   13
   Market Value Adjustment................................   13
   Mortality and Expense Risk Fee.........................   13
   Surrender Charges......................................   14
   Tax....................................................   14
   Transfer Charge........................................   14
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   14
THE ACCUMULATION PERIOD...................................   15
   Accumulation Units.....................................   15
   Accumulation Unit Values...............................   15
   Internet, Interactive Voice Response and Telephone
     Transfers............................................   15
   Disruptive Trading and Market Timing ..................   16
   Optional Programs and Riders...........................   17
   Surrender of Contract; Partial Withdrawals.............   21
   Contract Termination...................................   22

   Payment Upon Death Before Maturity Date ...............   22
THE ANNUITY PERIOD........................................   23
   Annuity Payments.......................................   24
   Annuity Payment Options ...............................   24
   Payment Upon Death After Maturity......................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   27
   Assignment.............................................   27
   Payment Deferral.......................................   27
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   28
   Taxation of Annuities in General--Nonqualified Plans...   28
   Additional Considerations..............................   29
   Owner Control..........................................   30
   Diversification Standards .............................   30
   Taxation of Annuities in General--Qualified Plans......   31
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   34
SERVICING AGENT...........................................   34
STATE REGULATION..........................................   35
REPORTS...................................................   35
VOTING RIGHTS.............................................   35
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   35
LEGAL MATTERS.............................................   35
SAI TABLE OF CONTENTS.....................................   35
APPENDIX A--INVESTMENT OPTIONS.............................  A-1
APPENDIX B--DEDUCTIONS FOR TAXES...........................  B-1
APPENDIX C--FINANCIAL HIGHLIGHTS ..........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

o   Nonqualified plans--$10,000
o   Bank draft program--$50
o   Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

 SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:

       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%
       Age of Premium Payment in Complete Years 3.....     4%
       Age of Premium Payment in Complete Years 4.....     3%
       Age of Premium Payment in Complete Years 5.....     2%           These tables describe the fees and expenses that you will
       Age of Premium Payment in Complete Years 6.....     1%           pay at the time that you purchase the contract, surrender
       Age of Premium Payment thereafter..............    None          the contract or transfer value between the subaccounts.
    Transfer Charge (1)                                                 State premium taxes may also be deducted.
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE

    Maximum(2)........................................    $35

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE (3)
(as a percentage of the guaranteed annuitization value)
    Maximum...........................................    .60%

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE (4)
(as a percentage of the greater of the Guaranteed
Amount and contract value)
    Maximum........................................... 1.00%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average account value)
                                                                        These tables  describe  the fees and expenses  that you will
    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                          pay periodically  during the time that you own the contract,
    ------------------------------------------                          not
including annual fund fees and expenses.
    Mortality and Expense Risk Fee....................    .975%
    Daily Administrative Fee..........................    .125%
                                                       -------
    Total Annual Separate Account Expenses............   1.100%


    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.250%


    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (5)
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.275%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.400%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/04, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)..    0.29%        2.68%

------------------------------------------------------------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is
    selected. See "Optional Programs & Riders."
(4) The Guaranteed Minimum Accumulation Benefit is an optional benefit. The fee for this benefit will be deducted annually on the contract anniversary only if the benefit is selected and in effect. See "Optional Programs & Riders."
(5) This death benefit option is subject to state approval. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------


         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,075       1,791       $2,512         $4,536


    DEATH BENEFIT OPTION 2
    ----------------------


         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,089       $1,831      $2,578         $4,655


    DEATH BENEFIT OPTION 3
    ----------------------


         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,103       $1,871      $2,643         $4,733

If you annuitize your contract at the end of the applicable time period, your maximum costs would be:



    DEATH BENEFIT OPTION 1
    ----------------------

         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,075       $1,791      $2,234         $4,536


    DEATH BENEFIT OPTION 2
    ----------------------

         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,089       $1,831      $2,302         $4,655


    DEATH BENEFIT OPTION 3
    ----------------------

         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $1,103       $1,871      $2,369         $4,773



If you do not surrender or annuitize your contract at the end of        These examples are intended to help you compare the cost of
the applicable time period, your maximum costs would be:                investing in the contract with the cost of investing in
                                                                        other variable annuity contracts. These costs include
                                                                        contract owner transaction expenses, contract fees, separate account annual expenses, maximum rider and benefit fees and
    DEATH BENEFIT OPTION 1                                              the maximum fund fees and expenses that were charged for the
    ----------------------                                              year ended 12/31/04.

         1 Year       3 Years      5 Years       10 Years               The examples assume that you invest $10,000 in the contract
---------------------------------------------------------               for the time periods indicated. The examples also assume
          $442         $1,332      $2,234         $4,536                that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
    DEATH BENEFIT OPTION 2                                              assumptions.
    ----------------------

         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $456         $1,375      $2,302         $4,655


    DEATH BENEFIT OPTION 3
    ----------------------


         1 Year       3 Years      5 Years       10 Years
---------------------------------------------------------
          $471         $1,417      $2,369         $4,773

------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short                                  Phoenix-Sanford Bernstein
 Term Bond                                (0.38%)          0.70%     Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.


Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in in the front of this prospectus.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."


[diamond] Transfers between the subaccounts and into the MVA can be made anytime. Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.


[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed. o The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. This charge is intended to recoup the costs incurred in issuing the contract. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:


--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium
Payment Years           0    1    2    3    4    5   6    7+
--------------------------------------------------------------

    For more information, see "Deductions and Charges."

[diamond] Taxes--taken from the contract value upon premium payments or annuitization.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.


[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond]Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056.

    PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] Lazard Retirement Services
[diamond] Lord Abbett Series Fund, Inc.

[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by PHL Variable, Phoenix, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisor continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   Year One:       25% of the total value
[diamond]   Year Two:       33% of remaining value
[diamond]   Year Three:     50% of remaining value
[diamond]   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]   Nonqualified plans--$5,000

[diamond]   Bank draft program--$50
            o  You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

    We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the fee if the benefit terminates due to death or annuitization.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
     DEATH BENEFIT       DEATH BENEFIT      DEATH BENEFIT
   OPTION 1 - RETURN   OPTION 2 - ANNUAL  OPTION 3 - RELIEF
       OF PREMIUM           STEP-UP             AMOUNT
  ------------------------------------------------------------
         .975%              1.125%              1.275%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Complete Premium        0    1    2    3    4    5   6    7+
Payment Years
--------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest

Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge, credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.



THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application or order form is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a non-interest-bearing account. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


DISRUPTIVE TRADING AND MARKET TIMING
    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.


    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.


    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity

Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET ALLOCATION MODEL PROGRAM
    Asset allocation is the distribution of investments among various participating subaccounts and involves decisions about which subaccount should be selected and how much of the total contract value should be allocated to each subaccount. The strategy behind asset allocation models is that diversification among subaccounts may help reduce volatility over the long-term.

    PHL Variable and Ibbotson Associates have developed five asset allocation models, each comprised of carefully selected combinations of subaccounts. The asset allocation models we currently offer are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment (or contract value for inforce contracts) and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services. There is no charge associated with participating in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".


TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday; 2. the termination of the contract to which this rider is attached; 3. the date a death benefit becomes payable under the contract to which this rider is attached; 4. the date annuity payments commence under the contract to which this rider is attached; and 5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.
[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.
[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.
[diamond]  The GMIB is irrevocable once elected.
[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is only available if you allocate your premiums to an approved asset allocation model for the term of the benefit. Currently, the asset allocation models approved for use with the GMAB are:

o   Model 1 - Conservative
o   Model 2 - Moderately Conservative
o   Model 3 - Moderate
o   Model 4 - Moderately Aggressive
o   Model 5 - Aggressive

    When you select an asset allocation model, your initial premium payment and subsequent payments will be allocated to the subaccounts according to the model that you select for your initial premium payment and subsequent payments. Subject to regulatory requirements and approvals, in the future we may offer other reallocation services.

    For more information on the asset allocation models, see "Asset Allocation Model Program."

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A =  the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT If on the last day of the term:

[diamond]  the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

[diamond]  the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond]  the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

[diamond]  the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

[diamond]  the date that a full surrender is made;

[diamond]  the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

[diamond]  the contract annuitizes; or

[diamond]  the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b)  the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greater of:
             a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
             b)  the contract value on the claim date; or
             c)  the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:
             a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
             b)  the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond]  DEATH BENEFIT OPTION 3--RELIEF AMOUNT

           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

             b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

             b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

           ACCUMULATION ENHANCEMENT
           Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

           o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.

           The enhancement provides:

           o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

           o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

           o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

           o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

           o this benefit is separate from the relief amount that is calculated at death.

           The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

           Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

           o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

           o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

             1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

             2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

             3) the sum of monthly benefits (as defined below) credited to the contract value.

           Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

           Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------- ----------------------
New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------

Presidents Day                    Thanksgiving Day

--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------- ----------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]   55% in any 1 investment
[diamond]   70% in any 2 investments
[diamond]   80% in any 3 investments
[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06102. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Deductions and Charges") may be used as reimbursement for commission payments.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027.The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------

             2003                     $1.7 million
------------------------------- --------------------------
             2004                     $2.2 million

------------------------------- --------------------------

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond]   PHL Variable Insurance Company
[diamond]   Underwriter
[diamond]   Performance History
[diamond]   Calculation of Yield and Return
[diamond]   Calculation of Annuity Payments
[diamond]   Experts
[diamond]   Separate Account Financial Statements
[diamond]   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                                     |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."


--------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Phoenix Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.725                 156
         From 1/1/03 to 12/31/03                                           $1.725                $2.250                 435

         From 1/1/04 to 12/31/04                                           $2.250                $2.687                 773

PHOENIX-AIM GROWTH

====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.438                 89
         From 1/1/03 to 12/31/03                                           $1.438                $1.718                1,237

         From 1/1/04 to 12/31/04                                           $1.718                $1.771                2,122

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.398                 16
         From 1/1/03 to 12/31/03                                           $1.398                $3.047                 319

         From 1/1/04 to 12/31/04                                           $3.047                $3.077                 706


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.534                 38
         From 1/1/03 to 12/31/03                                           $1.534                $1.914                 214

         From 1/1/04 to 12/31/04                                           $1.914                $2.080                 284


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $2.267                 163
         From 1/1/03 to 12/31/03                                           $2.267                $3.100                 674

         From 1/1/04 to 12/31/04                                           $3.100                $4.130                1,261


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.502                 75
         From 1/1/03 to 12/31/03                                           $1.502                $1.879                 664

         From 1/1/04 to 12/31/04                                           $1.879                $1.950                1,055

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.559                 159
         From 1/1/03 to 12/31/03                                           $1.559                $1.965                1,718

         From 1/1/04 to 12/31/04                                           $1.965                $2.147                3,883




*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN SMALL-CAP GROWTH
====================================================================================================================================

         From 7/1/02* to 12/31/02                                          $2.000                $1.484                 14
         From 1/1/03 to 12/31/03                                           $1.484                $2.150                 108
         From 1/1/04 to 12/31/04                                           $2.150                $2.332                 271

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.771                 99
         From 1/1/03 to 12/31/03                                           $1.771                $2.100                 866

         From 1/1/04 to 12/31/04                                           $2.100                $2.231                 989

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.592                 221
         From 1/1/03 to 12/31/03                                           $1.592                $1.950                 808

         From 1/1/04 to 12/31/04                                           $1.950                $2.178                2,366


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $2.007                 245
         From 1/1/03 to 12/31/03                                           $2.007                $1.999                1,481

         From 1/1/04 to 12/31/04                                           $1.999                $1.992                1,837


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $2.171                 86
         From 1/1/03 to 12/31/03                                           $2.171                $2.460                1,009

         From 1/1/04 to 12/31/04                                           $2.640                $2.600                3,001


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/18/03* to 12/31/03                                         $2.000                $1.023                 882

         From 1/1/04 to 12/31/04                                           $1.023                $1.066                2,679


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/12/02* to 12/31/02                                         $2.000                $1.923                 115
         From 1/1/03 to 12/31/03                                           $1.923                $2.265                 327

         From 1/1/04 to 12/31/04                                           $2.265                $2.358                 598


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/3/02* to 12/31/02                                         $2.000                $2.011                  2
         From 1/1/03 to 12/31/03                                           $2.011                $2.393                 111

         From 1/1/04 to 12/31/04                                           $2.393                $2.974                 223


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.907                 99
         From 1/1/03 to 12/31/03                                           $1.907                $2.449                2,268

         From 1/1/04 to 12/31/04                                           $2.449                $2.806                4,378


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.715                 38
         From 1/1/03 to 12/31/03                                           $1.715                $2.160                 413

         From 1/1/04 to 12/31/04                                           $2.160                $2.236                 586



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/29/02* to 12/31/02                                         $2.000                $1.242                 17
         From 1/1/03 to 12/31/03                                           $1.242                $1.829                 315

         From 1/1/04 to 12/31/04                                           $1.829                $1.990                 576


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.925                 229
         From 1/1/03 to 12/31/03                                           $1.925                $2.684                 555

         From 1/1/04 to 12/31/04                                           $2.684                $3.196                 830


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.927                 193
         From 1/1/03 to 12/31/03                                           $1.927                $2.741                 451

         From 1/1/04 to 12/31/04                                           $2.741                $3.326                 724


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.365                 203
         From 1/1/03 to 12/31/03                                           $1.365                $1.739                 537

         From 1/1/04 to 12/31/04                                           $1.739                $1.835                 715


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 6/28/02* to 12/31/02                                         $2.000                $1.323                 27
         From 1/1/03 to 12/31/03                                           $1.323                $1.796                 234

         From 1/1/04 to 12/31/04                                           $1.796                $1.872                 283


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.537                 98
         From 1/1/03 to 12/31/03                                           $1.537                $1.969                1,290

         From 1/1/04 to 12/31/04                                           $1.969                $2.077                2,394

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $2.000                $1.017                1,293


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 7/26/02* to 12/31/02                                         $2.000                $1.405                 23
         From 1/1/03 to 12/31/03                                           $1.405                $1.738                 193

         From 1/1/04 to 12/31/04                                           $1.738                $1.818                 787


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/9/02* to 12/31/02                                          $2.000                $1.341                 143
         From 1/1/03 to 12/31/03                                           $1.341                $1.787                 522

         From 1/1/04 to 12/31/04                                           $1.787                $1.912                 700


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $2.138                 545
         From 1/1/03 to 12/31/03                                           $2.138                $2.165                4,743

         From 1/1/04 to 12/31/04                                           $2.165                $2.218                8,588



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.996                 184
         From 1/1/03 to 12/31/03                                           $1.996                $2.413                 738

         From 1/1/04 to 12/31/04                                           $2.413                $2.636                1,263


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.839                 115
         From 1/1/03 to 12/31/03                                           $1.839                $2.334                 797

         From 1/1/04 to 12/31/04                                           $2.334                $2.662                1,591


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $2.000                $1.570                 35
         From 1/1/03 to 12/31/03                                           $1.570                $2.014                 162

         From 1/1/04 to 12/31/04                                           $2.014                $2.132                 297


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.398                 238
         From 1/1/03 to 12/31/03                                           $1.398                $1.836                1,851

         From 1/1/04 to 12/31/04                                           $1.836                $1.875                3,247


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.797                 127
         From 1/1/03 to 12/31/03                                           $1.797                $2.224                 421

         From 1/1/04 to 12/31/04                                           $2.224                $2.477                 711


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.643                 194
         From 1/1/03 to 12/31/03                                           $1.643                $2.148                 655

         From 1/1/04 to 12/31/04                                           $2.148                $2.519                1,246


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.642                 105
         From 1/1/03 to 12/31/03                                           $1.642                $2.146                 584

         From 1/1/04 to 12/31/04                                           $2.146                $2.463                 947


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.053                 497

         From 1/1/04 to 12/31/04                                           $1.053                $0.930                 929


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.216                 99

         From 1/1/04 to 12/31/04                                           $1.216                $1.379                 281


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 7/7/03* to 12/31/03                                          $2.000                $1.154                 27

         From 1/1/04 to 12/31/04                                           $1.154                $1.263                 133


SCUDDER VIT EAFE EQUITY INDEX FUND
====================================================================================================================================
         From 7/29/02* to 12/31/02                                         $2.000                $1.572                 27
         From 1/1/03 to 12/31/03                                           $1.572                $2.073                 220

         From 1/1/04 to 12/31/04                                           $2.073                $2.441                 387



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.561                 208
         From 1/1/03 to 12/31/03                                           $1.561                $1.978                1,228

         From 1/1/04 to 12/31/04                                           $1.978                $2.164                2.303


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.015                 10
         From 1/1/03 to 12/31/03                                           $1.015                $1.483                 36

         From 1/1/04 to 12/31/04                                           $1.483                $1.443                 92


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/2/02* to 12/31/02                                          $2.000                $1.736                 53
         From 1/1/03 to 12/31/03                                           $1.736                $2.424                 120

         From 1/1/04 to 12/31/04                                           $2.424                $2.981                 228


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.736                 147
         From 1/1/03 to 12/31/03                                           $1.736                $2.555                 945

         From 1/1/04 to 12/31/04                                           $2.555                $3.292                1,594


WANGER SELECT
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.923                 27
         From 1/1/03 to 12/31/03                                           $1.923                $2.487                 262

         From 1/1/04 to 12/31/04                                           $2.487                $2.934                 507


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 6/4/02* to 12/31/02                                          $2.000                $1.751                 304
         From 1/1/03 to 12/31/03                                           $1.751                $2.480                1,096

         From 1/1/04 to 12/31/04                                           $2.480                $2.903                1,604



*Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 7/16/02* to 12/31/02                                         $2.000                $1.722                 66
         From 1/1/03 to 12/31/03                                           $1.722                $2.243                 378

         From 1/1/04 to 12/31/04                                           $2.243                $2.675                 873


PHOENIX-AIM GROWTH
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.435                 138
         From 1/1/03 to 12/31/03                                           $1.435                $1.713                1,584

         From 1/1/04 to 12/31/04                                           $1.713                $1.762                3,147

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $2.007                 13
         From 1/1/03 to 12/31/03                                           $2.007                $3.040                 551

         From 1/1/04 to 12/31/04                                           $3.040                $3.066                1,255


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.531                 25
         From 1/1/03 to 12/31/03                                           $1.531                $1.908                 128

         From 1/1/04 to 12/31/04                                           $1.908                $2.070                 239


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $2.263                 187
         From 1/1/03 to 12/31/03                                           $2.263                $3.090                 946

         From 1/1/04 to 12/31/04                                           $3.090                $4.111                1,648


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.499                 218
         From 1/1/03 to 12/31/03                                           $1.499                $1.873                1,033

         From 1/1/04 to 12/31/04                                           $1.873                $1.941                1,249

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 7/16/02* to 12/31/02                                         $2.000                $1.556                 148
         From 1/1/03 to 12/31/03                                           $1.556                $1.959                2,728

         From 1/1/04 to 12/31/04                                           $1.959                $2.137                6,957

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.482                 24
         From 1/1/03 to 12/31/03                                           $1.482                $2.143                 412

         From 1/1/04 to 12/31/04                                           $2.143                $2.321                 465

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.768                 161
         From 1/1/03 to 12/31/03                                           $1.768                $2.093                 956

         From 1/1/04 to 12/31/04                                           $2.093                $2.221                1,199

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 6/27/02* to 12/31/02                                         $2.000                $1.589                 251
         From 1/1/03 to 12/31/03                                           $1.589                $1.944                 739

         From 1/1/04 to 12/31/04                                           $1.944                $2.168                2,795


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 7/11/02* to 12/31/02                                         $2.000                $2.004                 181
         From 1/1/03 to 12/31/03                                           $2.004                $1.992                2,256

         From 1/1/04 to 12/31/04                                           $1.992                $1.983                4,191


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 6/25/02* to 12/31/02                                         $2.000                $2.168                 292
         From 1/1/03 to 12/31/03                                           $2.168                $2.453                1,618

         From 1/1/04 to 12/31/04                                           $2.453                $2.587                4,586


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 6/16/03* to 12/31/03                                         $2.000                $1.022                 854

         From 1/1/04 to 12/31/04                                           $1.022                $1.063                3,487


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/12/02* to 12/31/02                                         $2.000                $1.922                 17
         From 1/1/03 to 12/31/03                                           $1.922                $2.260                 414

         From 1/1/04 to 12/31/04                                           $2.260                $2.349                 603


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 10/24/02* to 12/31/02                                        $2.000                $2.010                  8
         From 1/1/03 to 12/31/03                                           $2.010                $2.388                 206

         From 1/1/04 to 12/31/04                                           $2.388                $2.964                 324


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 10/1/02* to 12/31/02                                         $2.000                $1.906                 63
         From 1/1/03 to 12/31/03                                           $1.906                $2.444                3,751

         From 1/1/04 to 12/31/04                                           $2.444                $2.796                9,196


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 6/27/02* to 12/31/02                                         $2.000                $1.712                 32
         From 1/1/03 to 12/31/03                                           $1.712                $2.154                 388

         From 1/1/04 to 12/31/04                                           $2.154                $2.226                 887


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.240                 19
         From 1/1/03 to 12/31/03                                           $1.240                $1.823                 547

         From 1/1/04 to 12/31/04                                           $1.823                $1.981                1,016


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.922                 265
         From 1/1/03 to 12/31/03                                           $1.922                $2.676                1,215

         From 1/1/04 to 12/31/04                                           $2.676                $3.181                2,167


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE

====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.924                 143
         From 1/1/03 to 12/31/03                                           $1.924                $2.733                 491

         From 1/1/04 to 12/31/04                                           $2.733                $3.311                1,365


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.362                 81
         From 1/1/03 to 12/31/03                                           $1.362                $1.733                 498

         From 1/1/04 to 12/31/04                                           $1.733                $1.827                 763



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.321                 16
         From 1/1/03 to 12/31/03                                           $1.321                $1.790                 329

         From 1/1/04 to 12/31/04                                           $1.790                $1.864                 283


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 7/15/02* to 12/31/02                                         $2.000                $1.535                 95
         From 1/1/03 to 12/31/03                                           $1.535                $1.963                2,410

         From 1/1/04 to 12/31/04                                           $1.963                $2.067                5,219

AIM V.I. MID CAP CORE EQUITY

====================================================================================================================================

         From 1/1/04 to 12/31/04                                           $2.000                $1.016                1.278


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.402                 22
         From 1/1/03 to 12/31/03                                           $1.402                $1.732                 153

         From 1/1/04 to 12/31/04                                           $1.732                $1.809                1,500


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.339                  97
         From 1/1/03 to 12/31/03                                           $1.339                $1.782                 464

         From 1/1/04 to 12/31/04                                           $1.782                $1.904                 678


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $2.135                 942
         From 1/1/03 to 12/31/03                                           $2.135                $2.158                9,479

         From 1/1/04 to 12/31/04                                           $2.158                $2.208               18,507


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.993                 58
         From 1/1/03 to 12/31/03                                           $1.993                $2.405                 775

         From 1/1/04 to 12/31/04                                           $2.405                $2.623                1,026


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.836                 336
         From 1/1/03 to 12/31/03                                           $1.836                $2.327                2,198

         From 1/1/04 to 12/31/04                                           $2.237                $2.650                2,997


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 8/27/02* to 12/31/02                                         $2.000                $1.568                 35
         From 1/1/03 to 12/31/03                                           $1.568                $2.007                 171

         From 1/1/04 to 12/31/04                                           $2.007                $2.122                 357


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.396                 135
         From 1/1/03 to 12/31/03                                           $1.396                $1.830                2,254

         From 1/1/04 to 12/31/04                                           $1.830                $1.867                5,500


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.794                 79
         From 1/1/03 to 12/31/03                                           $1.794                $2.217                 477

         From 1/1/04 to 12/31/04                                           $2.217                $2.466                 716



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.640                 117
         From 1/1/03 to 12/31/03                                           $1.640                $2.142                 903

         From 1/1/04 to 12/31/04                                           $2.142                $2.507                1,678


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 6/25/02* to 12/31/02                                         $2.000                $1.640                 216
         From 1/1/03 to 12/31/03                                           $1.640                $2.139                 845

         From 1/1/04 to 12/31/04                                           $2.139                $2.451                1,106


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 6/30/03* to 12/31/03                                         $2.000                $1.052                 466

         From 1/1/04 to 12/31/04                                           $1.052                $0.928                 827


RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 6/3/03* to 12/31/03                                          $2.000                $1.215                 102

         From 1/1/04 to 12/31/04                                           $1.215                $1.376                 241


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 6/3/03* to 12/31/03                                          $2.000                $1.153                 532

         From 1/1/04 to 12/31/04                                           $1.153                $1.260                 609


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.569                 131
         From 1/1/03 to 12/31/03                                           $1.569                $2.067                 363

         From 1/1/04 to 12/31/04                                           $2.067                $2.430                 518


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.559                 239
         From 1/1/03 to 12/31/03                                           $1.559                $1.972                2,261

         From 1/1/04 to 12/31/04                                           $1.972                $2.154                3,172


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.013                 19
         From 1/1/03 to 12/31/03                                           $1.013                $1.479                 224

         From 1/1/04 to 12/31/04                                           $1.479                $1.436                 217


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/1/02* to 12/31/02                                          $2.000                $1.732                 17
         From 1/1/03 to 12/31/03                                           $1.732                $2.416                 113

         From 1/1/04 to 12/31/04                                           $2.416                $2.967                 250


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.733                 263
         From 1/1/03 to 12/31/03                                           $1.733                $2.547                1,899

         From 1/1/04 to 12/31/04                                           $2.547                $3.277                3,249


WANGER SELECT
====================================================================================================================================
         From 6/12/02* to 12/31/02                                         $2.000                $1.920                 42
         From 1/1/03 to 12/31/03                                           $1.920                $2.479                 315

         From 1/1/04 to 12/31/04                                           $2.479                $2.921                 593



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.748                 358
         From 1/1/03 to 12/31/03                                           $1.748                $2.473                1,579

         From 1/1/04 to 12/31/04                                           $2.473                $2.889                2,432


*Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.719                 35
         From 1/1/03 to 12/31/03                                           $1.719                $2.236                 115

         From 1/1/04 to 12/31/04                                           $2.236                $2.662                 144


PHOENIX-AIM GROWTH
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.433                 28
         From 1/1/03 to 12/31/03                                           $1.433                $1.707                 200

         From 1/1/04 to 12/31/04                                           $1.707                $1.754                 471

PHOENIX-ALGER SMALL-CAP GROWTH

====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.006                  1
         From 1/1/03 to 12/31/03                                           $2.006                $3.034                 44

         From 1/1/04 to 12/31/04                                           $3.034                $3.055                 132


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.529                  8
         From 1/1/03 to 12/31/03                                           $1.529                $1.902                 11

         From 1/1/04 to 12/31/04                                           $1.902                $2.060                 12


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $2.260                 30
         From 1/1/03 to 12/31/03                                           $2.260                $3.081                 69

         From 1/1/04 to 12/31/04                                           $3.081                $4.091                 128


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $1.497                 53
         From 1/1/03 to 12/31/03                                           $1.497                $1.867                 82

         From 1/1/04 to 12/31/04                                           $1.867                $1.932                 126

PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
         From 9/3/02* to 12/31/02                                          $2.000                $1.554                  7
         From 1/1/03 to 12/31/03                                           $1.554                $1.953                 257

         From 1/1/04 to 12/31/04                                           $1.953                $2.127                 608

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.480                  9
         From 1/1/03 to 12/31/03                                           $1.480                $2.136                 23

         From 1/1/04 to 12/31/04                                           $2.136                $2.311                 44

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.765                 213
         From 1/1/03 to 12/31/03                                           $1.765                $2.086                 179

         From 1/1/04 to 12/31/04                                           $2.086                $2.211                 785

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.587                 24
         From 1/1/03 to 12/31/03                                           $1.587                $1.938                 92

         From 1/1/04 to 12/31/04                                           $1.938                $2.157                 406


*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 5/21/02* to 12/31/02                                         $2.000                $2.001                 41
         From 1/1/03 to 12/31/03                                           $2.001                $1.986                 193

         From 1/1/04 to 12/31/04                                           $1.986                $1.974                 474


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $2.164                 105
         From 1/1/03 to 12/31/03                                           $2.164                $2.445                 170

         From 1/1/04 to 12/31/04                                           $2.445                $2.575                 681


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 9/8/03* to 12/31/03                                          $2.000                $1.021                 56

         From 1/1/04 to 12/31/04                                           $1.021                $1.061                 297


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.920                  1
         From 1/1/03 to 12/31/03                                           $1.920                $2.255                 40

         From 1/1/04 to 12/31/04                                           $2.255                $2.341                 83


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
         From 5/1/03* to 12/31/03                                          $2.000                $2.383                 25

         From 1/1/04 to 12/31/04                                           $2.383                $2.953                 81


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.905                  9
         From 1/1/03 to 12/31/03                                           $1.905                $2.439                 389

         From 1/1/04 to 12/31/04                                           $2.439                $2.786                 785


PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.709                 34
         From 1/1/03 to 12/31/03                                           $1.709                $2.147                 39

         From 1/1/04 to 12/31/04                                           $2.147                $2.216                 46


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.238                 24
         From 1/1/03 to 12/31/03                                           $1.238                $1.817                 30

         From 1/1/04 to 12/31/04                                           $1.817                $1.972                 85


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.919                 21
         From 1/1/03 to 12/31/03                                           $1.919                $2.667                 50

         From 1/1/04 to 12/31/04                                           $2.667                $3.166                 96


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.920                 20
         From 1/1/03 to 12/31/03                                           $1.920                $2.724                 47

         From 1/1/04 to 12/31/04                                           $2.724                $3.295                 76


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 12/3/02* to 12/31/02                                         $2.000                $1.360                  1
         From 1/1/03 to 12/31/03                                           $1.360                $1.728                 44

         From 1/1/04 to 12/31/04                                           $1.728                $1.818                 98



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 6/17/02* to 12/31/02                                         $2.000                $1.318                 13
         From 1/1/03 to 12/31/03                                           $1.318                $1.784                 49

         From 1/1/04 to 12/31/04                                           $1.784                $1.855                 50


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.532                 43
         From 1/1/03 to 12/31/03                                           $1.532                $1.957                 268

         From 1/1/04 to 12/31/04                                           $1.957                $2.057                 469

AIM V.I. MID CAP CORE EQUITY
====================================================================================================================================
         From 1/1/04 to 12/31/04                                           $2.000                $1.016                 250


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.400                  3
         From 1/1/03 to 12/31/03                                           $1.400                $1.727                 45

         From 1/1/04 to 12/31/04                                           $1.727                $1.801                 178


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

         From 1/2/03* to 12/31/03                                          $2.000                $1.776                 28
         From 1/1/04 to 12/31/04                                           $1.776                $1.895                 40


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $2.131                 100
         From 1/1/03 to 12/31/03                                           $2.131                $2.151                 739

         From 1/1/04 to 12/31/04                                           $2.151                $2.198                1,558


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 2/13/03* to 12/31/03                                         $2.000                $2.397                 51

         From 1/1/04 to 12/31/04                                           $2.397                $2.611                 285


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 5/23/02* to 12/31/02                                         $2.000                $1.833                  2
         From 1/1/03 to 12/31/03                                           $1.833                $2.319                 42

         From 1/1/04 to 12/31/04                                           $2.319                $2.638                 78


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.565                  3
         From 1/1/03 to 12/31/03                                           $1.565                $2.001                 15

         From 1/1/04 to 12/31/04                                           $2.001                $2.112                 31


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.394                 39
         From 1/1/03 to 12/31/03                                           $1.394                $1.825                 214

         From 1/1/04 to 12/31/04                                           $1.825                $1.858                 457


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.791                 19
         From 1/1/03 to 12/31/03                                           $1.791                $2.210                 51

         From 1/1/04 to 12/31/04                                           $2.210                $2.454                 73



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 9/4/02* to 12/31/02                                          $2.000                $1.638                  1
         From 1/1/03 to 12/31/03                                           $1.638                $2.135                 18

         From 1/1/04 to 12/31/04                                           $2.135                $2.495                 114


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 7/1/02* to 12/31/02                                          $2.000                $1.637                 17
         From 1/1/03 to 12/31/03                                           $1.637                $2.133                 44

         From 1/1/04 to 12/31/04                                           $2.133                $2.440                 95


RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.051                 18

         From 1/1/04 to 12/31/04                                           $1.051                $0.925                 134


RYDEX VARIABLE TRUST NOVA FUND

====================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.214                 16

         From 1/1/04 to 12/31/04                                           $1.214                $1.372                 34


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 7/1/03* to 12/31/03                                          $2.000                $1.152                 25

         From 1/1/04 to 12/31/04                                           $1.152                $1.257                 88


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 6/3/02* to 12/31/02                                          $2.000                $1.567                 10
         From 1/1/03 to 12/31/03                                           $1.567                $2.060                 28

         From 1/1/04 to 12/31/04                                           $2.060                $2.419                 59


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 6/21/02* to 12/31/02                                         $2.000                $1.556                 26
         From 1/1/03 to 12/31/03                                           $1.556                $1.966                 156

         From 1/1/04 to 12/31/04                                           $1.966                $2.144                 247


TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.011                  5
         From 1/1/03 to 12/31/03                                           $1.011                $1.474                 18

         From 1/1/04 to 12/31/04                                           $1.474                $1.429                 96


WANGER INTERNATIONAL SELECT
====================================================================================================================================
         From 8/29/02* to 12/31/02                                         $2.000                $1.730                  1
         From 1/1/03 to 12/31/03                                           $1.730                $2.409                  1

         From 1/1/04 to 12/31/04                                           $2.409                $2.953                 10


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.730                 40
         From 1/1/03 to 12/31/03                                           $1.730                $2.539                 165

         From 1/1/04 to 12/31/04                                           $2.539                $3.262                 246


WANGER SELECT
====================================================================================================================================
         From 12/3/02* to 12/31/02                                         $2.000                $1.917                  1
         From 1/1/03 to 12/31/03                                           $1.917                $2.471                 24

         From 1/1/04 to 12/31/04                                           $2.471                $2.907                 31



*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 5/16/02* to 12/31/02                                         $2.000                $1.745                 63
         From 1/1/03 to 12/31/03                                           $1.745                $2.465                 99

         From 1/1/04 to 12/31/04                                           $2.465                $2.876                 126


*Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT

                                                                                                               UNITS
                                                                  SUBACCOUNT           SUBACCOUNT        OUTSTANDING AT END
                                                                  UNIT VALUE           UNIT VALUE            OF PERIOD
                        SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.721                  1
         From 1/1/03 to 12/31/03                                    $1.721               $2.240                  2

         From 1/1/04 to 12/31/04                                    $2.240               $2.671                  2

PHOENIX-AIM GROWTH

=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.435                  .5
         From 1/1/03 to 12/31/03                                    $1.435               $1.711                  6

         From 1/1/04 to 12/31/04                                    $1.711               $1.760                  10

PHOENIX-ALGER SMALL-CAP GROWTH

=============================================================================================================================

         From 12/2/03* to 12/31/03                                  $2.000               $3.038                  2
         From 1/1/04 to 12/31/04                                    $3.038               $3.062                  2


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
=============================================================================================================================
         From 12/26/02* to 12/31/02                                 $2.000               $1.530                  13
         From 12/2/03 to 12/31/03                                   $1.530               $1.906                  13

         From 1/1/04 to 12/31/04                                    $1.906               $2.067                  13


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=============================================================================================================================
         From 3/3/03* to 12/31/03                                   $2.000               $3.087                  7

         From 1/1/04 to 12/31/04                                    $3.087               $4.104                  18


PHOENIX-ENGEMANN CAPITAL GROWTH
=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.498                  .3
         From 1/1/03 to 12/31/03                                    $1.498               $1.871                  .3

         From 1/1/04 to 12/31/04                                    $1.871               $1.938                  3

PHOENIX-ENGEMANN GROWTH AND INCOME

=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.556                  .3
         From 1/1/03 to 12/31/03                                    $1.556               $1.957                  9

         From 1/1/04 to 12/31/04                                    $1.957               $2.134                  24

PHOENIX-ENGEMANN SMALL-CAP GROWTH

=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.481                  .3
         From 1/1/03 to 12/31/03                                    $1.481               $2.141                  .3

         From 1/1/04 to 12/31/04                                    $2.141               $2.318                  0

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

=============================================================================================================================
         From 9/11/02* to 12/31/02                                  $2.000               $1.767                  6
         From 1/1/03 to 12/31/03                                    $1.767               $2.091                  79

         From 1/1/04 to 12/31/04                                    $2.091               $2.218                  89

PHOENIX-ENGEMANN VALUE EQUITY

=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.588                  1
         From 1/1/03 to 12/31/03                                    $1.588               $1.942                  1

         From 1/1/04 to 12/31/04                                    $1.942               $2.164                  12


PHOENIX-GOODWIN MONEY MARKET
=============================================================================================================================
         From 10/2/02* to 12/31/02                                  $2.000               $2.003                  3
         From 1/1/03 to 12/31/03                                    $2.003               $1.990                  2

         From 1/1/04 to 12/31/04                                    $1.990               $1.980                  26



*Date subaccount began operations.

                                                                                                               UNITS
                                                                  SUBACCOUNT           SUBACCOUNT        OUTSTANDING AT END
                                                                  UNIT VALUE           UNIT VALUE            OF PERIOD
                     SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $2.583                  9

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $1.062                  15


PHOENIX-KAYNE RISING DIVIDENDS
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $2.346                  2


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=============================================================================================================================
         From 12/18/02* to 12/31/02                                 $2.000               $2.010                  .2
         From 1/1/03 to 12/31/03                                    $2.010               $2.386                  1

         From 1/1/04 to 12/31/04                                    $2.386               $2.960                  1


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=============================================================================================================================
         From 3/3/03* to 12/31/03                                   $2.000               $2.442                  17

         From 1/1/04 to 12/31/04                                    $2.442               $2.792                  22


PHOENIX-NORTHERN DOW 30
=============================================================================================================================
         From 9/11/02* to 12/31/02                                  $2.000               $1.711                  3
         From 1/1/03 to 12/31/03                                    $1.711               $2.151                  3

         From 1/1/04 to 12/31/04                                    $2.151               $2.223                  3


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
=============================================================================================================================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=============================================================================================================================
         From 12/26/02* to 12/31/02                                 $2.000               $1.921                  11
         From 1/1/03 to 12/31/03                                    $1.921               $2.673                  11

         From 1/1/04 to 12/31/04                                    $2.673               $3.176                  21


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=============================================================================================================================

         From 9/11/02* to 12/31/02                                  $2.000               $1.923                  3
         From 1/1/03 to 12/31/03                                    $1.923               $2.730                  3
         From 1/1/04 to 12/31/04                                    $2.730               $3.305                  13


PHOENIX-SENECA MID-CAP GROWTH
=============================================================================================================================
         From 9/11/02* to 12/31/02                                  $2.000               $1.362                  3
         From 1/1/03 to 12/31/03                                    $1.362               $1.731                  3

         From 1/1/04 to 12/31/04                                    $1.731               $1.824                  3


PHOENIX-SENECA STRATEGIC THEME
=============================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
=============================================================================================================================
         From 12/2/03* to 12/31/03                                  $2.000               $1.961                  4

         From 1/1/04 to 12/31/04                                    $1.961               $2.064                  4

AIM V.I. MID CAP CORE EQUITY

=============================================================================================================================


AIM V.I. PREMIER EQUITY FUND
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $1.807                  0


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
============================================================ ===================== ==================== =====================


*Date subaccount began operations.

                                                                                                               UNITS
                                                                  SUBACCOUNT           SUBACCOUNT        OUTSTANDING AT END
                                                                  UNIT VALUE           UNIT VALUE            OF PERIOD
                     SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=============================================================================================================================
         From 9/11/02* to 12/31/02                                  $2.000               $2.134                  12
         From 1/1/03 to 12/31/03                                    $2.134               $2.156                  33

         From 1/1/04 to 12/31/04                                    $2.156               $2.204                  30


FEDERATED HIGH INCOME BOND FUND II
=============================================================================================================================
         From 9/11/02* to 12/31/02                                  $2.000               $1.992                  4
         From 1/1/03 to 12/31/03                                    $1.992               $2.403                  4

         From 1/1/04 to 12/31/04                                    $2.403               $2.619                  4


VIP CONTRAFUND(R) PORTFOLIO
=============================================================================================================================
         From 3/3/03* to 12/31/03                                   $2.000               $2.324                  9

         From 1/1/04 to 12/31/04                                    $2.324               $2.646                  20


VIP GROWTH OPPORTUNITIES PORTFOLIO
=============================================================================================================================


VIP GROWTH PORTFOLIO
=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.395                  .5
         From 1/1/03 to 12/31/03                                    $1.395               $1.829                  7

         From 1/1/04 to 12/31/04                                    $1.829               $1.864                  7


MUTUAL SHARES SECURITIES FUND
=============================================================================================================================


TEMPLETON FOREIGN SECURITIES FUND
=============================================================================================================================
         From 2/3/03* to 12/31/03                                   $2.000               $2.139                  .7

         From 1/1/04 to 12/31/04                                    $2.139               $2.503                  4


TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================================
         From 12/26/02* to 12/31/02                                 $2.000               $1.639                  12
         From 1/1/03 to 12/31/03                                    $1.639               $2.137                  12

         From 1/1/04 to 12/31/04                                    $2.137               $2.447                  26


RYDEX VARIABLE TRUST JUNO FUND
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $0.927                  11


RYDEX VARIABLE TRUST  NOVA FUND
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $1.259                  2


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=============================================================================================================================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=============================================================================================================================


SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================================


TECHNOLOGY PORTFOLIO
=============================================================================================================================


*Date subaccount began operations.

                                                                                                               UNITS
                                                                  SUBACCOUNT           SUBACCOUNT        OUTSTANDING AT END
                                                                  UNIT VALUE           UNIT VALUE            OF PERIOD
                     SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SELECT
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $2.962                  1


WANGER INTERNATIONAL SMALL CAP
=============================================================================================================================
         From 10/8/02* to 12/31/02                                  $2.000               $1.732                  .2
         From 1/1/03 to 12/31/03                                    $1.732               $2.545                  3

         From 1/1/04 to 12/31/04                                    $2.545               $3.272                  19


WANGER SELECT
=============================================================================================================================

         From 1/1/04 to 12/31/04                                    $2.000               $2.916                  1


WANGER U.S. SMALLER COMPANIES
=============================================================================================================================
         From 12/26/02* to 12/31/02                                 $2.000               $1.747                  12
         From 1/1/03 to 12/31/03                                    $1.747               $2.470                  12

         From 1/1/04 to 12/31/04                                    $2.470               $2.885                  13


*Date subaccount began operations.

                                     PART B

                                                                     [VERSION A]

                             THE BIG EDGE CHOICE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                        P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                          PAGE

PHL Variable Insurance Company.........................................    2

Underwriter............................................................    2


Performance History....................................................    2

Calculation of Yield and Return........................................    5

Calculation of Annuity Payments .......................................    6

Experts ...............................................................    7


Separate Account Financial Statements.................................. SA-1

Company Financial Statements...........................................  F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06102.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.



PERFORMANCE HISTORY

--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                         SUBACCOUNT                            INCEPTION*       1YR           5YR          10YR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          12/7/1994       13.04%        -4.56%        6.41%         6.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999      -3.35%       -11.19%                    -10.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002       -5.42%                                   18.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997        2.21%        -5.50%                      3.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995       26.79%        22.14%                     15.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/7/1994       -2.60%       -13.34%        3.69%         3.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                       3/2/1998        2.84%        -3.08%                      2.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000        2.07%                                   -9.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   12/7/1994       -0.14%         1.38%         8.07%        8.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                            3/2/1998        5.26%         1.69%                      6.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            12/7/1994       -6.71%         0.77%         2.60%        2.61%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/7/1994       -0.76%         7.04%         7.75%        7.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003       -2.24%                                    0.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002       -2.32%                                    5.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002       17.89%                                   16.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002        8.17%                                   13.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999      -2.90%        -1.76%                     -0.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                      8/15/2000      2.41%                                  -19.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998       12.67%        15.74%                      7.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      14.91%                                   16.38%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998       -0.87%        -6.30%                      3.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/1996       -2.14%       -11.23%                      5.27%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001       -0.96%                                   -1.71%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004                                                -4.64%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/2001       -1.81%                                   -4.57%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000        0.58%                                  -11.53%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999       -3.95%         4.84%                      4.47%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999        2.83%         3.02%                      2.51%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     6/5/2000        7.65%                                    0.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              6/5/2000       -0.54%                                   -6.63%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            6/5/2000       -4.29%                                   -9.85%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                          5/1/2000        4.98%                                    6.90%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                      5/1/1997       10.81%        -0.88%                      4.54%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                       5/1/2000        8.33%                                    4.05%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                       4/29/2005        N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       4/15/2005        N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                    4/15/2005        N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                        4/15/2005        N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003        3.08%                                   12.68%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/1999       11.34%        -6.55%                     -2.98%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001       2.96%                                    2.85%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999      -8.96%       -23.52%                    -22.11%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/1999       16.55%        -0.36%                     10.71%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/1995       22.42%        -2.84%                     15.16%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/1999       11.58%         9.76%                     13.71%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/1995       10.61%         5.87%                     15.04%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                         ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                     1995   1996     1997    1998     1999   2000     2001    2002     2003   2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              8.40%  17.36%  10.83%   26.54%  28.10% -16.74% -24.89%  -15.74%  30.42%  19.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                 -12.14% -24.69%  -29.62%  19.50%   3.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.70%   1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           30.25%  17.53% -12.44% -12.88%  -24.52%  24.84%   8.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                    31.66%  20.73%  -22.07%   3.64%  29.37%   5.44%   10.85%  36.75%  33.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            29.47%  11.35%  19.77%   28.60%  28.27% -18.69% -35.31%  -25.64%  25.10%   3.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.74%  -7.63%  -9.18%  -23.37%  26.06%   9.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.54%  -29.59%  44.81%   8.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series      16.95%   7.86%  19.43%   19.48%  10.05%  -0.51%   0.74%  -12.55%  18.56%   6.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               22.98%  30.75% -18.87%  -22.79%  22.51%  11.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                4.55%   3.88%   4.04%    3.95%   3.68%   4.88%   2.67%    0.31%  -0.42%  -0.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  22.20%  11.19%   9.88%   -5.20%   4.30%   5.32%   4.92%    8.79%  13.32%   5.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.18%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.79%   4.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.96%  24.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.39%  14.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                             -6.59%  -7.02%  -16.43%  26.00%   3.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100(R) Index Series                                                       -33.80%  -38.27%  47.21%   8.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.27%  15.63%  21.63%   -9.56%  39.43%  19.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   14.48%   -9.54%  42.28%  21.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               44.06%  12.51% -25.96%  -33.24%  27.42%   5.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             15.90%   43.13%  53.32% -12.44% -28.17%  -35.70%  35.75%   4.28%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                34.21%  16.28%  12.26%   18.00%  43.03% -11.88% -24.13%  -25.19%  28.10%   5.45%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.07%  25.92%  12.57%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      34.76%  13.75%  22.34%   30.96%  28.48% -15.58% -13.52%  -31.03%  23.71%   4.61%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 10.80%  18.37%   56.11%  76.12% -25.66% -16.87%  -34.64%  33.24%   7.00%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   7.58%   3.05%   7.39%    6.48%  -1.68%   9.77%   5.85%    7.85%   1.24%   2.47%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                19.07%  13.05%  12.59%    1.57%   1.20% -10.02%   0.25%    0.27%  20.87%   9.25%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.52%  22.79%  -7.73% -13.33%  -10.42%  26.94%  14.07%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         23.14%   3.04% -18.09% -15.39%  -22.78%  28.24%   5.88%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       37.85%  35.79% -12.04% -18.63%  -30.97%  31.32%   2.13%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                            16.16%   -1.28%  12.34%  12.01%   5.86%  -12.78%  23.77%  11.39%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund        14.22%  22.40%  12.42%    7.85%  21.90%  -3.44% -16.93%  -19.46%  30.76%  17.23%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund         11.21%  19.65%  11.98%    7.51%  19.52%   0.37%  -2.39%  -19.39%  30.68%  14.75%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.27%   3.98%  19.73%  17.33%  -18.58%  35.72%  13.63%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.74%  16.71%   6.70%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       28.40%  18.08%  23.30%   11.65%  15.46%  14.51%  -7.74%  -18.93%  29.58%  11.42%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                    50.78%   6.86%  -10.77%  23.39%  22.68%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.47%   9.50%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.28%  26.24% -17.57% -25.52%  -22.46%  31.89%  17.76%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.31%  19.07% -10.23% -13.17%  -23.17%  26.75%   9.38%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                      -24.43% -49.42%  -49.53%  46.15%  -2.73%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                -2.65% -27.43%  -16.23%  39.68%  22.97%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            30.59%  -2.54%   15.07% 124.05% -28.65% -22.14%  -14.78%  47.23%  28.84%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                               8.26%   7.89%   -8.63%  29.29%  17.99%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             45.02%  28.02%    7.50%  23.71%  -9.17%  10.16%  -17.73%  41.65%  17.03%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:...........      1.000023
Calculation:
   Ending account value...............................      1.000023
   Less beginning account value.......................      1.000000
   Net change in account value........................      0.000023
Base period return:
   (net change/beginning account value)...............      0.000023
Current yield = return x (365/7) =....................         0.12%
Effective yield = [(1 + return)(365/7)] -1 =..........         0.12%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

1.  we assume a hypothetical $1,000 initial investment in the subaccount;

2. we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

3. we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

4. to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II        =    a hypothetical initial payment of $1,000
    R         =    average annual total return for the period
    n         =    number of years in the period
    ERV       =    ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      The New York Times
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENT
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (The Big Edge Choice(R)) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm,, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.







 --------------------------

1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L   R E P O R T
                             The Big Edge Choice(R)

                                                 V a r i a b l e   A n n u i t y






               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004






                                [LOGO] PHOENIX(R)

                  VA0126AR (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                               PHOENIX-                                 PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                               ABERDEEN             PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                            INTERNATIONAL             GROWTH               GROWTH            ENHANCED INDEX
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $      27,977,202     $       9,377,170     $       1,479,832     $      12,338,745
                                          =================     =================     =================     =================
   Investment at market                   $      21,705,111     $       5,582,305     $       1,627,937     $      11,921,561
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                               21,705,111             5,582,305             1,627,937            11,921,561
LIABILITIES
   Accrued expenses                                  24,821                 6,484                 1,862                13,902
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $      21,680,290     $       5,575,821     $       1,626,075     $      11,907,659
                                          =================     =================     =================     =================
   Accumulation units                            21,680,290             5,575,821             1,626,075            11,877,237
   Contract units in payout
      (annuitization) period                            -                     -                     -                  30,422
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                       21,680,290             5,575,821             1,626,075            11,907,659
                                          =================     =================     =================     =================
Accumulation units outstanding                   12,715,094             4,729,068               531,975             9,755,619
                                          =================     =================     =================     =================
Unit value                                $        1.705083     $        1.179053     $        3.056679     $        1.220595
                                          =================     =================     =================     =================

                                                                                          PHOENIX-              PHOENIX-
                                            PHOENIX-DUFF &           PHOENIX-             ENGEMANN              ENGEMANN
                                             PHELPS REAL             ENGEMANN            GROWTH AND            SMALL-CAP
                                          ESTATE SECURITIES       CAPITAL GROWTH           INCOME                GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $      11,728,090     $     105,449,658     $      20,820,597     $       2,119,848
                                          =================     =================     =================     =================
   Investment at market                   $      19,815,144     $      76,885,498     $      23,664,436     $       2,060,055
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                               19,815,144            76,885,498            23,664,436             2,060,055
LIABILITIES
   Accrued expenses                                  22,645                89,742                27,522                 2,367
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $      19,792,499     $      76,795,756     $      23,636,914     $       2,057,688
                                          =================     =================     =================     =================
   Accumulation units                            19,792,499            76,719,900            23,636,914             2,057,688
   Contract units in payout
      (annuitization) period                            -                  75,856                   -                     -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                       19,792,499            76,795,756            23,636,914             2,057,688
                                          =================     =================     =================     =================
Accumulation units outstanding                    5,463,212            65,109,787            19,686,895             1,606,075
                                          =================     =================     =================     =================
Unit value                                $        3.622869     $        1.179481     $        1.200642     $        1.281191
                                          =================     =================     =================     =================

                                               PHOENIX-                                                         PHOENIX-
                                               ENGEMANN             PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                               STRATEGIC         ENGEMANN VALUE         GOODWIN MONEY         SECTOR FIXED
                                              ALLOCATION             EQUITY                MARKET                INCOME
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $      65,345,337     $      13,313,944     $      10,486,866     $      39,787,813
                                          =================     =================     =================     =================
   Investment at market                   $      63,454,092     $      14,195,115     $      10,486,869     $      35,887,502
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                               63,454,092            14,195,115            10,486,869            35,887,502
LIABILITIES
   Accrued expenses                                  73,829                16,352                13,233                41,849
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $      63,380,263     $      14,178,763     $      10,473,636     $      35,845,653
                                          =================     =================     =================     =================
   Accumulation units                            63,358,013            14,178,763            10,473,514            35,794,794
   Contract units in payout
      (annuitization) period                         22,250                   -                     122                50,859
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                       63,380,263            14,178,763            10,473,636            35,845,653
                                          =================     =================     =================     =================
Accumulation units outstanding                   33,335,260             9,552,523             8,470,033            20,092,798
                                          =================     =================     =================     =================
Unit value                                $        1.901298     $        1.484295     $        1.236552     $        1.784005
                                          =================     =================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE        PHOENIX-LAZARD
                                            SECTOR SHORT          PHOENIX-KAYNE           SMALL-CAP          INTERNATIONAL
                                             TERM BOND          RISING DIVIDENDS        QUALITY VALUE        EQUITY SELECT
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       1,401,267     $       1,014,725     $         346,753     $       2,514,508
                                          =================     =================     =================     =================
   Investment at market                   $       1,427,484     $       1,165,014     $         448,262     $       3,254,081
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                1,427,484             1,165,014               448,262             3,254,081
LIABILITIES
   Accrued expenses                                   1,629                 1,349                   493                 3,595
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       1,425,855     $       1,163,665     $         447,769     $       3,250,486
                                          =================     =================     =================     =================
   Accumulation units                             1,425,855             1,163,665               447,769             3,250,486
   Contract units in payout
      (annuitization) period                            -                     -                     -                     -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        1,425,855             1,163,665               447,769             3,250,486
                                          =================     =================     =================     =================
Accumulation units outstanding                    1,365,987               496,882               151,546             1,166,146
                                          =================     =================     =================     =================
Unit value                                $        1.043824     $        2.341934     $        2.954682     $        2.787376
                                          =================     =================     =================     =================

                                                                   PHOENIX-LORD         PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                           SMALL-CAP VALUE          DEBENTURE              VALUE                  VALUE
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $         622,171     $         859,372     $       4,056,233     $       1,729,095
                                          =================     =================     =================     =================
   Investment at market                   $         752,848     $         916,289     $       4,986,885     $       2,212,107
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                  752,848               916,289             4,986,885             2,212,107
LIABILITIES
   Accrued expenses                                     862                 1,027                 5,571                 2,443
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $         751,986     $         915,262     $       4,981,314     $       2,209,664
                                          =================     =================     =================     =================
   Accumulation units                               751,986               915,262             4,981,314             2,209,664
   Contract units in payout
      (annuitization) period                            -                     -                     -                     -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                          751,986               915,262             4,981,314             2,209,664
                                          =================     =================     =================     =================
Accumulation units outstanding                      249,842               348,295             1,768,077               738,171
                                          =================     =================     =================     =================
Unit value                                $        3.009845     $        2.627836     $        2.817363     $        2.993430
                                          =================     =================     =================     =================

                                                                     PHOENIX-
                                                                     NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                               PHOENIX-             NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                           NORTHERN DOW 30           INDEX(R)             CAP VALUE            CAP VALUE
                                             SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       1,701,606     $       2,187,936     $       9,396,806     $       5,527,632
                                          =================     =================     =================     =================
   Investment at market                   $       1,740,235     $       2,328,414     $      13,005,635     $       7,302,190
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                1,740,235             2,328,414            13,005,635             7,302,190
LIABILITIES
   Accrued expenses                                   2,004                 2,675                14,896                 8,253
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       1,738,231     $       2,325,739     $      12,990,739     $       7,293,937
                                          =================     =================     =================     =================
   Accumulation units                             1,738,231             2,325,739            12,989,605             7,293,937
   Contract units in payout
      (annuitization) period                            -                     -                   1,134                   -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        1,738,231             2,325,739            12,990,739             7,293,937
                                          =================     =================     =================     =================
Accumulation units outstanding                      921,531             2,856,826             8,043,652             1,919,886
                                          =================     =================     =================     =================
Unit value                                $        1.886244     $        0.814099     $        1.615030     $        3.799150
                                          =================     =================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                            PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                            MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION          CORE EQUITY
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       7,563,635     $      17,861,631     $       1,535,904     $         972,068
                                          =================     =================     =================     =================
   Investment at market                   $       6,815,840     $      16,860,009     $       1,794,422     $         948,299
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                6,815,840            16,860,009             1,794,422               948,299
LIABILITIES
   Accrued expenses                                   7,964                19,710                 2,064                   986
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       6,807,876     $      16,840,299     $       1,792,358     $         947,313
                                          =================     =================     =================     =================
   Accumulation units                             6,807,876            16,840,299             1,792,358               947,313
   Contract units in payout
      (annuitization) period                            -                     -                     -                     -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        6,807,876            16,840,299             1,792,358               947,313
                                          =================     =================     =================     =================
Accumulation units outstanding                    5,328,698            10,964,979               960,276               932,056
                                          =================     =================     =================     =================
Unit value                                $        1.277587     $        1.535826     $        1.866502     $        1.016369
                                          =================     =================     =================     =================

                                                                                       FEDERATED FUND        FEDERATED HIGH
                                                                 ALGER AMERICAN           FOR U.S.            INCOME BOND
                                           AIM V.I. PREMIER         LEVERAGED            GOVERNMENT            FUND II --
                                                EQUITY               ALLCAP             SECURITIES II        PRIMARY SHARES
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       1,066,069     $       2,034,953     $       9,246,110     $       3,050,689
                                          =================     =================     =================     =================
   Investment at market                   $         974,366     $       2,407,198     $       9,658,757     $       3,098,378
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                  974,366             2,407,198             9,658,757             3,098,378
LIABILITIES
   Accrued expenses                                   1,125                 2,755                11,334                 3,634
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $         973,241     $       2,404,443     $       9,647,423     $       3,094,744
                                          =================     =================     =================     =================
   Accumulation units                               973,241             2,404,443             9,646,409             3,094,744
   Contract units in payout
      (annuitization) period                            -                     -                   1,014                   -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                          973,241             2,404,443             9,647,423             3,094,744
                                          =================     =================     =================     =================
Accumulation units outstanding                      565,786             2,058,429             3,788,335             1,334,073
                                          =================     =================     =================     =================
Unit value                                $        1.720157     $        1.168096     $        2.546613     $        2.319772
                                          =================     =================     =================     =================

                                                                   VIP GROWTH                                 MUTUAL SHARES
                                          VIP CONTRAFUND(R)      OPPORTUNITIES           VIP GROWTH             SECURITIES
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       5,891,820     $         317,666     $       4,139,313     $       3,752,806
                                          =================     =================     =================     =================
   Investment at market                   $       7,368,503     $         374,277     $       4,648,302     $       4,498,433
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                7,368,503               374,277             4,648,302             4,498,433
LIABILITIES
   Accrued expenses                                   8,342                   438                 5,348                 5,187
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       7,360,161     $         373,839     $       4,642,954     $       4,493,246
                                          =================     =================     =================     =================
   Accumulation units                             7,348,732               373,839             4,642,954             4,485,511
   Contract units in payout
      (annuitization) period                         11,429                   -                     -                   7,735
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        7,360,161               373,839             4,642,954             4,493,246
                                          =================     =================     =================     =================
Accumulation units outstanding                    3,550,430               250,412             3,636,960             2,944,052
                                          =================     =================     =================     =================
Unit value                                $        2.073034     $        1.492899     $        1.276603     $        1.526211
                                          =================     =================     =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                             DEVELOPING             TEMPLETON             TEMPLETON            TEMPLETON
                                              MARKETS                FOREIGN            GLOBAL ASSET             GROWTH
                                             SECURITIES            SECURITIES            ALLOCATION            SECURITIES
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       2,607,025     $      11,111,248     $       5,879,351     $      14,332,316
                                          =================     =================     =================     =================
   Investment at market                   $       2,420,507     $       7,752,715     $       5,398,722     $      14,268,946
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                2,420,507             7,752,715             5,398,722            14,268,946
LIABILITIES
   Accrued expenses                                   2,761                 8,830                 6,218                16,502
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       2,417,746     $       7,743,885     $       5,392,504     $      14,252,444
                                          =================     =================     =================     =================
   Accumulation units                             2,417,746             7,743,885             5,392,504            14,240,598
   Contract units in payout
      (annuitization) period                            -                     -                     -                  11,846
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        2,417,746             7,743,885             5,392,504            14,252,444
                                          =================     =================     =================     =================
Accumulation units outstanding                    2,790,671             5,612,419             3,260,771             8,743,756
                                          =================     =================     =================     =================
Unit value                                $        0.866375     $        1.379777     $        1.653751     $        1.630014
                                          =================     =================     =================     =================

                                            RYDEX VARIABLE         SCUDDER VIT
                                             TRUST SECTOR         EAFE(R) EQUITY          SCUDDER VIT
                                               ROTATION               INDEX            EQUITY 500 INDEX         TECHNOLOGY
                                              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $         137,460     $       1,300,216     $       3,076,202     $       9,490,006
                                          =================     =================     =================     =================
   Investment at market                   $         166,884     $       1,299,915     $       3,878,161     $       2,511,061
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                  166,884             1,299,915             3,878,161             2,511,061
LIABILITIES
   Accrued expenses                                     188                 1,469                 4,486                 2,940
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $         166,696     $       1,298,446     $       3,873,675     $       2,508,121
                                          =================     =================     =================     =================
   Accumulation units                               166,696             1,298,446             3,873,675             2,508,121
   Contract units in payout
      (annuitization) period                            -                     -                     -                     -
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                          166,696             1,298,446             3,873,675             2,508,121
                                          =================     =================     =================     =================
Accumulation units outstanding                      132,519               733,805             1,724,025             4,519,324
                                          =================     =================     =================     =================
Unit value                                $        1.257909     $        1.769479     $        2.246879     $        0.554977
                                          =================     =================     =================     =================

                                                WANGER                WANGER                                   WANGER U.S.
                                            INTERNATIONAL          INTERNATIONAL                                 SMALLER
                                                SELECT               SMALL CAP          WANGER SELECT           COMPANIES
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          -----------------     -----------------     -----------------     -----------------
ASSETS
   Investment at cost                     $       1,559,286     $      33,548,438     $       2,311,427     $      39,772,609
                                          =================     =================     =================     =================
   Investment at market                   $       2,052,390     $      48,247,894     $       4,124,457     $      77,661,916
                                          -----------------     -----------------     -----------------     -----------------
      Total assets                                2,052,390            48,247,894             4,124,457            77,661,916
LIABILITIES
   Accrued expenses                                   2,300                54,748                 4,633                89,534
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                $       2,050,090     $      48,193,146     $       4,119,824     $      77,572,382
                                          =================     =================     =================     =================
   Accumulation units                             2,050,090            48,146,090             4,119,824            77,481,346
   Contract units in payout
      (annuitization) period                            -                  47,056                   -                  91,036
                                          -----------------     -----------------     -----------------     -----------------
NET ASSETS                                        2,050,090            48,193,146             4,119,824            77,572,382
                                          =================     =================     =================     =================
Accumulation units outstanding                    1,091,206            15,406,203             1,881,142            24,794,139
                                          =================     =================     =================     =================
Unit value                                $        1.878738     $        3.128165     $        2.190066     $        3.128658
                                          =================     =================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                   PHOENIX-                                 PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                   ABERDEEN            PHOENIX-AIM            SMALL-CAP             BERNSTEIN
                                                INTERNATIONAL            GROWTH                GROWTH             ENHANCED INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $         540,208     $           5,215     $             -       $         174,707
Expenses
   Mortality and expense fees                           276,766                83,386                22,901               175,328
   Indexing (gain) loss                                   6,969                 1,145                   333                 2,851
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            256,473               (79,316)              (23,234)               (3,472)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                         264,018            (1,216,095)              (55,882)             (364,966)
Net realized gain distribution from Fund                    -                     -                  28,502                   -
Net change in unrealized appreciation
   (depreciation) on investment                       3,121,930             1,431,258                (4,939)            1,336,123
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                         3,385,948               215,163               (32,319)              971,157
Net increase (decrease) in net assets
   resulting from operations                  $       3,642,421     $         135,847     $         (55,553)    $         967,685
                                              =================     =================     =================     =================

                                                                                               PHOENIX-             PHOENIX-
                                                 PHOENIX-DUFF &          PHOENIX-              ENGEMANN             ENGEMANN
                                                  PHELPS REAL            ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES       CAPITAL GROWTH            INCOME                GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $         433,208     $         662,814     $         268,957     $             -
Expenses
   Mortality and expense fees                           244,660             1,150,799               311,823                35,553
   Indexing (gain) loss                                   8,230                16,177                 5,080                   736
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            180,318              (504,162)              (47,946)              (36,289)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                         646,976            (8,797,387)             (206,442)              (75,965)
Net realized gain distribution from Fund              1,601,048                   -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                       2,581,465            11,884,942             2,196,505               146,170
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                         4,829,489             3,087,555             1,990,063                70,205
Net increase (decrease) in net assets
   resulting from operations                  $       5,009,807     $       2,583,393     $       1,942,117     $          33,916
                                              =================     =================     =================     =================

                                                   PHOENIX-                                                         PHOENIX-
                                                   ENGEMANN              PHOENIX-             PHOENIX-           GOODWIN MULTI-
                                                  STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY         SECTOR FIXED
                                                  ALLOCATION              EQUITY               MARKET                INCOME
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $       1,719,899     $         112,730     $         102,864     $       2,278,157
Expenses
   Mortality and expense fees                           927,851               172,896               184,216               517,730
   Indexing (gain) loss                                  11,134                 2,952                 1,384                 4,681
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            780,914               (63,118)              (82,736)            1,755,746
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                         517,253               167,040                    (1)             (375,549)
Net realized gain distribution from Fund              1,598,863                   -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                         850,256             1,386,057                     1               519,756
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                         2,966,372             1,553,097                   -                 144,207
Net increase (decrease) in net assets
   resulting from operations                  $       3,747,286     $       1,489,979     $         (82,736)    $       1,899,953
                                              =================     =================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   PHOENIX-
                                                GOODWIN MULTI-                              PHOENIX-KAYNE        PHOENIX-LAZARD
                                                 SECTOR SHORT         PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                                  TERM BOND         RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                                SUBACCOUNT(1)          SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $          36,180     $          16,070     $           3,105     $          32,999
Expenses
   Mortality and expense fees                             8,858                15,488                 5,430                34,548
   Indexing (gain) loss                                     105                   221                   129                   696
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                             27,217                   361                (2,454)               (2,245)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                            (157)                  977                23,740                 3,326
Net realized gain distribution from Fund                    -                     -                   4,638                17,774
Net change in unrealized appreciation
   (depreciation) on investment                          26,217                40,335                52,990               353,032
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                            26,060                41,312                81,368               374,132
Net increase (decrease) in net assets
   resulting from operations                  $          53,277     $          41,673     $          78,914     $         371,887
                                              =================     =================     =================     =================

                                                                       PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                                PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                               SMALL-CAP VALUE          DEBENTURE              VALUE                 VALUE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $             -       $          42,821     $          35,918     $           8,439
Expenses
   Mortality and expense fees                             9,456                11,293                49,924                18,705
   Indexing (gain) loss                                     213                   126                   910                   469
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                             (9,669)               31,402               (14,916)              (10,735)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                          (1,071)               (3,361)                1,180                 3,155
Net realized gain distribution from Fund                 60,864                11,925                18,810                12,877
Net change in unrealized appreciation
   (depreciation) on investment                          31,204                11,954               442,873               317,135
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                            90,997                20,518               462,863               333,167
Net increase (decrease) in net assets
   resulting from operations                  $          81,328     $          51,920     $         447,947     $         322,432
                                              =================     =================     =================     =================

                                                                         PHOENIX-
                                                                         NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   PHOENIX-             NASDAQ-100         BERNSTEIN MID-       BERNSTEIN SMALL-
                                               NORTHERN DOW 30           INDEX(R)            CAP VALUE             CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $          29,994     $          12,914     $          20,386     $             -
Expenses
   Mortality and expense fees                            25,669                33,259               165,817                89,430
   Indexing (gain) loss                                     326                   588                 3,561                 2,106
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                              3,999               (20,933)             (148,992)              (91,536)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                          (8,540)              (11,528)               53,474                60,066
Net realized gain distribution from Fund                    -                     -                 903,589               587,103
Net change in unrealized appreciation
   (depreciation) on investment                          49,168               184,460             1,279,546               714,166
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                            40,628               172,932             2,236,609             1,361,335
Net increase (decrease) in net assets
   resulting from operations                  $          44,627     $         151,999     $       2,087,617     $       1,269,799
                                              =================     =================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                                MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION           CORE EQUITY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(2)
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $             -       $             -       $             -       $           1,382
Expenses
   Mortality and expense fees                            96,242               250,659                22,440                   986
   Indexing (gain) loss                                   1,648                 3,946                 1,062                    23
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            (97,890)             (254,605)              (23,502)                  373
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                      (1,205,796)           (3,652,461)                7,239                   (53)
Net realized gain distribution from Fund                    -                     -                     -                  40,795
Net change in unrealized appreciation
   (depreciation) on investment                       1,620,337             4,414,554               104,630               (23,769)
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                           414,541               762,093               111,869                16,973
Net increase (decrease) in net assets
   resulting from operations                  $         316,651     $         507,488     $          88,367     $          17,346
                                              =================     =================     =================     =================

                                                                                           FEDERATED FUND        FEDERATED HIGH
                                                                      ALGER AMERICAN          FOR U.S.            INCOME BOND
                                               AIM V.I. PREMIER          LEVERAGED           GOVERNMENT            FUND II --
                                                    EQUITY                ALLCAP            SECURITIES II        PRIMARY SHARES
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $           4,365     $             -       $         500,242     $         366,458
Expenses
   Mortality and expense fees                            12,743                31,932               150,903                51,353
   Indexing (gain) loss                                    (505)                  638                 1,239                   506
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                             (7,873)              (32,570)              348,100               314,599
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                         (15,813)               44,349                39,993               (71,643)
Net realized gain distribution from Fund                    -                     -                  58,416                   -
Net change in unrealized appreciation
   (depreciation) on investment                          65,541               124,452              (189,789)               (8,239)
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                            49,728               168,801               (91,380)              (79,882)
Net increase (decrease) in net assets
   resulting from operations                  $          41,855     $         136,231     $         256,720     $         234,717
                                              =================     =================     =================     =================

                                                                       VIP GROWTH                                 MUTUAL SHARES
                                              VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH             SECURITIES
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $          12,287     $           2,206     $           7,670     $          33,988
Expenses
   Mortality and expense fees                            76,612                 5,903                65,377                59,851
   Indexing (gain) loss                                   1,567                  (746)                  965                 1,017
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            (65,892)               (2,951)              (58,672)              (26,880)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
    transactions                                        145,942                12,708               (78,922)               19,359
Net realized gain distribution from Fund                    -                     -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                         726,101                 7,554               187,897               462,316
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                           872,043                20,262               108,975               481,675
Net increase (decrease) in net assets
   resulting from operations                  $         806,151     $          17,311     $          50,303     $         454,795
                                              =================     =================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 TEMPLETON
                                                 DEVELOPING              TEMPLETON             TEMPLETON            TEMPLETON
                                                  MARKETS                 FOREIGN            GLOBAL ASSET            GROWTH
                                                 SECURITIES             SECURITIES            ALLOCATION           SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $          41,480     $          81,275     $         152,995     $         163,144
Expenses
   Mortality and expense fees                            31,511               104,659                74,621               190,287
   Indexing (gain) loss                                     805                 2,237                 1,433                 3,856
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                              9,164               (25,621)               76,941               (30,999)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
   transactions                                          63,571              (728,421)             (247,908)             (127,609)
Net realized gain distribution from Fund                    -                     -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                         402,658             1,912,877               876,241             2,025,974
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                           466,229             1,184,456               628,333             1,898,365
Net increase (decrease) in net assets
   resulting from operations                  $         475,393     $       1,158,835     $         705,274     $       1,867,366
                                              =================     =================     =================     =================

                                                RYDEX VARIABLE         SCUDDER VIT
                                                 TRUST SECTOR         EAFE(R) EQUITY         SCUDDER VIT
                                                   ROTATION               INDEX           EQUITY 500 INDEX         TECHNOLOGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $             -       $          27,303     $          37,081     $             -
Expenses
   Mortality and expense fees                             2,075                15,952                49,200                38,541
   Indexing (gain) loss                                      41                   380                   821                   595
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                             (2,116)               10,971               (12,940)              (39,136)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
    transactions                                           (109)               22,755                16,010               (92,240)
Net realized gain distribution from Fund                    -                     -                     -                     -
Net change in unrealized appreciation
   (depreciation) on investment                          14,937               161,024               322,477               (39,199)
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                            14,828               183,779               338,487              (131,439)
Net increase (decrease) in net assets
   resulting from operations                  $          12,712     $         194,750     $         325,547     $        (170,575)
                                              =================     =================     =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    WANGER               WANGER                                    WANGER U.S.
                                                INTERNATIONAL         INTERNATIONAL                                  SMALLER
                                                    SELECT              SMALL CAP           WANGER SELECT           COMPANIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -----------------     -----------------     -----------------     -----------------
Investment income
   Distributions                              $           5,423     $         338,238     $             -       $             -
Expenses
   Mortality and expense fees                            23,037               630,643                52,984             1,057,031
   Indexing (gain) loss                                     929                16,024                 1,157                22,381
                                              -----------------     -----------------     -----------------     -----------------
Net investment income (loss)                            (18,543)             (308,429)              (54,141)           (1,079,412)
                                              -----------------     -----------------     -----------------     -----------------
Net realized gain (loss) from share
    transactions                                        (31,126)              924,920               110,197             3,629,703
Net realized gain distribution from Fund                    -                     -                   3,912                   -
Net change in unrealized appreciation
   (depreciation) on investment                         412,461            10,804,595               553,614             9,098,001
                                              -----------------     -----------------     -----------------     -----------------
Net gain (loss) on investment                           381,335            11,729,515               667,723            12,727,704
Net increase (decrease) in net assets
   resulting from operations                  $         362,792     $      11,421,086     $         613,582     $      11,648,292
                                              =================     =================     =================     =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date May 3, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                  PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                  ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                INTERNATIONAL           GROWTH               GROWTH            ENHANCED INDEX
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         256,473    $         (79,316)   $         (23,234)   $          (3,472)
      Net realized gain (loss)                          264,018           (1,216,095)             (27,380)            (364,966)
      Net change in unrealized appreciation
         (depreciation) on investment                 3,121,930            1,431,258               (4,939)           1,336,123
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                    3,642,421              135,847              (55,553)             967,685
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              331,597              149,528               23,963              190,019
      Participant transfers                              22,822(e)          (676,907)             449,597           (1,204,850)
      Participant withdrawals                        (2,870,972)            (824,789)            (139,056)          (1,947,825)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (2,516,553)          (1,352,168)             334,504           (2,962,656)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,125,868           (1,216,321)             278,951           (1,994,971)
NET ASSETS
   Beginning of period                               20,554,422            6,792,142            1,347,124           13,902,630
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      21,680,290    $       5,575,821    $       1,626,075    $      11,907,659
                                              =================    =================    =================    =================

                                                                                             PHOENIX-            PHOENIX-
                                                PHOENIX-DUFF &         PHOENIX-              ENGEMANN            ENGEMANN
                                                 PHELPS REAL           ENGEMANN             GROWTH AND           SMALL-CAP
                                              ESTATE SECURITIES     CAPITAL GROWTH            INCOME              GROWTH
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         180,318    $        (504,162)   $         (47,946)   $         (36,289)
      Net realized gain (loss)                        2,248,024           (8,797,387)            (206,442)             (75,965)
      Net change in unrealized appreciation
         (depreciation) on investment                 2,581,465           11,884,942            2,196,505              146,170
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                    5,009,807            2,583,393            1,942,117               33,916
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              271,792            2,144,958              331,962               40,939
      Participant transfers                              41,295           (7,688,958)(c)        1,856,132(b)           112,020
      Participant withdrawals                        (3,074,574)         (12,846,011)          (3,576,763)            (742,792)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (2,761,487)         (18,390,011)          (1,388,669)            (589,833)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               2,248,320          (15,806,618)             553,448             (555,917)
NET ASSETS
   Beginning of period                               17,544,179           92,602,374           23,083,466            2,613,605
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      19,792,499    $      76,795,756    $      23,636,914    $       2,057,688
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                   PHOENIX-                                                      PHOENIX-
                                                   ENGEMANN             PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                  STRATEGIC          ENGEMANN VALUE       GOODWIN MONEY        SECTOR FIXED
                                                  ALLOCATION             EQUITY              MARKET               INCOME
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         780,914    $         (63,118)   $         (82,736)   $       1,755,746
      Net realized gain (loss)                        2,116,116              167,040                   (1)            (375,549)
      Net change in unrealized appreciation
         (depreciation) on investment                   850,256            1,386,057                    1              519,756
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                    3,747,286            1,489,979              (82,736)           1,899,953
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            1,035,035              111,430            1,552,851              314,137
      Participant transfers                          (4,168,707)           1,634,359(d)         1,743,894            2,258,055(a)
      Participant withdrawals                       (11,598,003)          (1,577,608)          (7,425,820)          (8,011,480)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                               (14,731,675)             168,181           (4,129,075)          (5,439,288)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (10,984,389)           1,658,160           (4,211,811)          (3,539,335)
NET ASSETS
   Beginning of period                               74,364,652           12,520,603           14,685,447           39,384,988
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      63,380,263    $      14,178,763    $      10,473,636    $      35,845,653
                                              =================    =================    =================    =================

                                                   PHOENIX-
                                                GOODWIN MULTI-                            PHOENIX-KAYNE       PHOENIX-LAZARD
                                                 SECTOR SHORT         PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                  TERM BOND         RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                SUBACCOUNT(1)          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          27,217    $             361    $          (2,454)   $          (2,245)
      Net realized gain (loss)                             (157)                 977               28,378               21,100
      Net change in unrealized appreciation
         (depreciation) on investment                    26,217               40,335               52,990              353,032
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       53,277               41,673               78,914              371,887
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               10,596               17,136                5,251               24,176
      Participant transfers                           1,450,345              167,690               36,521            1,310,341
      Participant withdrawals                           (88,363)             (88,425)             (62,511)            (303,479)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 1,372,578               96,401              (20,739)           1,031,038
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,425,855              138,074               58,175            1,402,925
NET ASSETS
   Beginning of period                                      -              1,025,591              389,594            1,847,561
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       1,425,855    $       1,163,665    $         447,769    $       3,250,486
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD          PHOENIX-LORD         PHOENIX-LORD
                                                PHOENIX-LAZARD       ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP
                                               SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          (9,669)   $          31,402    $         (14,916)   $         (10,735)
      Net realized gain (loss)                           59,793                8,564               19,990               16,032
      Net change in unrealized appreciation
         (depreciation) on investment                    31,204               11,954              442,873              317,135
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       81,328               51,920              447,947              322,432
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                7,848                4,785               41,363               35,870
      Participant transfers                             101,081              285,085            2,145,524            1,065,082
      Participant withdrawals                           (34,815)            (159,613)            (366,870)            (158,240)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    74,114              130,257            1,820,017              942,712
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 155,442              182,177            2,267,964            1,265,144
NET ASSETS
   Beginning of period                                  596,544              733,085            2,713,350              944,520
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $         751,986    $         915,262    $       4,981,314    $       2,209,664
                                              =================    =================    =================    =================

                                                                        PHOENIX-
                                                                        NORTHERN         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                   PHOENIX-            NASDAQ-100        BERNSTEIN MID-      BERNSTEIN SMALL-
                                               NORTHERN DOW 30          INDEX(R)            CAP VALUE           CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $           3,999    $         (20,933)   $        (148,992)    $        (91,536)
      Net realized gain (loss)                           (8,540)             (11,528)             957,063              647,169
      Net change in unrealized appreciation
         (depreciation) on investment                    49,168              184,460            1,279,546              714,166
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       44,627              151,999            2,087,617            1,269,799
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               13,849               16,500              113,497              126,311
      Participant transfers                             157,601             (336,610)             436,868              419,901
      Participant withdrawals                          (224,039)            (151,490)          (1,193,112)            (670,741)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   (52,589)            (471,600)            (642,747)            (124,529)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (7,962)            (319,601)           1,444,870            1,145,270
NET ASSETS
   Beginning of period                                1,746,193            2,645,340           11,545,869            6,148,667
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       1,738,231    $       2,325,739    $      12,990,739     $      7,293,937
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                               MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION        CORE EQUITY
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT        SUBACCOUNT(2)
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         (97,890)   $        (254,605)   $         (23,502)   $             373
      Net realized gain (loss)                       (1,205,796)          (3,652,461)               7,239               40,742
      Net change in unrealized appreciation
         (depreciation) on investment                 1,620,337            4,414,554              104,630              (23,769)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      316,651              507,488               88,367               17,346
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              165,075              244,046               20,864                  665
      Participant transfers                            (794,075)          (1,999,824)             505,448              937,594(f)
      Participant withdrawals                          (750,133)          (2,923,722)            (239,734)              (8,292)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                (1,379,133)          (4,679,500)             286,578              929,967
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,062,482)          (4,172,012)             374,945              947,313
NET ASSETS
   Beginning of period                                7,870,358           21,012,311            1,417,413                  -
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       6,807,876    $      16,840,299    $       1,792,358    $         947,313
                                              =================    =================    =================    =================

                                                                                         FEDERATED FUND       FEDERATED HIGH
                                                                    ALGER AMERICAN          FOR U.S.           INCOME BOND
                                              AIM V.I. PREMIER         LEVERAGED           GOVERNMENT           FUND II --
                                                   EQUITY               ALLCAP            SECURITIES II       PRIMARY SHARES
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          (7,873)   $         (32,570)   $         348,100    $         314,599
      Net realized gain (loss)                          (15,813)              44,349               98,409              (71,643)
      Net change in unrealized appreciation
         (depreciation) on investment                    65,541              124,452             (189,789)              (8,239)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       41,855              136,231              256,720              234,717
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               19,157               48,672              301,422               20,167
      Participant transfers                              27,261               47,682             (708,547)          (1,871,538)
      Participant withdrawals                          (158,608)            (265,929)          (1,994,462)            (436,660)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (112,190)            (169,575)          (2,401,587)          (2,288,031)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (70,335)             (33,344)          (2,144,867)          (2,053,314)
NET ASSETS
   Beginning of period                                1,043,576            2,437,787           11,792,290            5,148,058
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $         973,241    $       2,404,443    $       9,647,423    $       3,094,744
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      VIP GROWTH                               MUTUAL SHARES
                                              VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         (65,892)   $          (2,951)   $         (58,672)   $         (26,880)
      Net realized gain (loss)                          145,942               12,708              (78,922)              19,359
      Net change in unrealized appreciation
         (depreciation) on investment                   726,101                7,554              187,897              462,316
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      806,151               17,311               50,303              454,795
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               93,851                5,263               86,816               48,576
      Participant transfers                           2,663,618              (46,307)             704,730              256,904
      Participant withdrawals                          (798,912)             (73,283)            (652,822)            (561,012)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 1,958,557             (114,327)             138,724             (255,532)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               2,764,708              (97,016)             189,027              199,263
NET ASSETS
   Beginning of period                                4,595,453              470,855            4,453,927            4,293,983
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       7,360,161    $         373,839    $       4,642,954    $       4,493,246
                                              =================    =================    =================    =================

                                                   TEMPLETON
                                                  DEVELOPING           TEMPLETON           TEMPLETON            TEMPLETON
                                                    MARKETS             FOREIGN           GLOBAL ASSET            GROWTH
                                                  SECURITIES           SECURITIES          ALLOCATION           SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $           9,164    $         (25,621)   $          76,941    $         (30,999)
      Net realized gain (loss)                           63,571             (728,421)            (247,908)            (127,609)
      Net change in unrealized appreciation
         (depreciation) on investment                   402,658            1,912,877              876,241            2,025,974
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      475,393            1,158,835              705,274            1,867,366
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               14,079              103,571               27,928              118,507
      Participant transfers                            (292,787)             299,111             (236,737)             123,825
      Participant withdrawals                          (295,669)          (1,872,017)          (1,021,904)          (1,970,402)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (574,377)          (1,469,335)          (1,230,713)          (1,728,070)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (98,984)            (310,500)            (525,439)             139,296
NET ASSETS
   Beginning of period                                2,516,730            8,054,385            5,917,943           14,113,148
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       2,417,746    $       7,743,885    $       5,392,504    $      14,252,444
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                RYDEX VARIABLE         SCUDDER VIT
                                                 TRUST SECTOR        EAFE(R) EQUITY        SCUDDER VIT
                                                   ROTATION              INDEX          EQUITY 500 INDEX         TECHNOLOGY
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          (2,116)   $          10,971    $         (12,940)   $         (39,136)
      Net realized gain (loss)                             (109)              22,755               16,010              (92,240)
      Net change in unrealized appreciation
         (depreciation) on investment                    14,937              161,024              322,477              (39,199)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                       12,712              194,750              325,547             (170,575)
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                1,607               17,254               44,800               63,321
      Participant transfers                              31,593               93,500              956,510             (474,501)
      Participant withdrawals                            (8,360)            (175,075)            (604,252)            (205,002)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                    24,840              (64,321)             397,058             (616,182)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  37,552              130,429              722,605             (786,757)
NET ASSETS
   Beginning of period                                  129,144            1,168,017            3,151,070            3,294,878
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $         166,696    $       1,298,446    $       3,873,675    $       2,508,121
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    WANGER              WANGER                                  WANGER U.S.
                                                INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                    SELECT             SMALL CAP          WANGER SELECT          COMPANIES
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $         (18,543)   $        (308,429)   $         (54,141)   $      (1,079,412)
      Net realized gain (loss)                          (31,126)             924,920              114,109            3,629,703
      Net change in unrealized appreciation
         (depreciation) on investment                   412,461           10,804,595              553,614            9,098,001
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                      362,792           11,421,086              613,582           11,648,292
                                              -----------------    -----------------    -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               28,184              574,087               42,855            1,122,824
      Participant transfers                              77,169           (2,682,761)             257,527           (4,518,181)
      Participant withdrawals                          (193,880)          (7,070,880)            (674,292)         (11,618,603)
                                              -----------------    -----------------    -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   (88,527)          (9,179,554)            (373,910)         (15,013,960)
                                              -----------------    -----------------    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 274,265            2,241,532              239,672           (3,365,668)
NET ASSETS
   Beginning of period                                1,775,825           45,951,614            3,880,152           80,938,050
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       2,050,090    $      48,193,146    $       4,119,824    $      77,572,382
                                              =================    =================    =================    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date May 3, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                  PHOENIX-                               PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                  ABERDEEN          PHOENIX-AIM MID-        BERNSTEIN         BERNSTEIN GROWTH
                                                INTERNATIONAL          CAP EQUITY         ENHANCED INDEX          + VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------     -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $          94,827     $          (9,931)   $         (44,302)   $          (2,358)
   Net realized gain (loss)                             117,658                 3,895           (1,665,378)                 777
   Net change in unrealized appreciation
      (depreciation) on investments                   5,052,408               172,122            4,617,849               61,807
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                      5,264,893               166,086            2,908,169               60,226
                                              -----------------     -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 284,474                 6,189              298,735                6,029
   Participant transfers                              2,043,487 +              81,336           (1,630,055)             162,825
   Participant withdrawals                           (2,121,506)              (60,069)          (1,833,532)              (9,248)
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      206,455                27,456           (3,164,852)             159,606
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              5,471,348               193,542             (256,683)             219,832
NET ASSETS
   Beginning of period                               15,083,074               640,392           14,159,313              154,779
                                              -----------------     -----------------    -----------------    -----------------
   End of period                              $      20,554,422     $         833,934    $      13,902,630    $         374,611
                                              =================     =================    =================    =================

                                                PHOENIX-DUFF &          PHOENIX-             PHOENIX-             PHOENIX-
                                                 PHELPS REAL            ENGEMANN          ENGEMANN SMALL &      GOODWIN MONEY
                                              ESTATE SECURITIES      CAPITAL GROWTH       MID-CAP GROWTH           MARKET
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------     -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         307,281     $      (1,160,040)   $         (23,085)   $        (132,573)
   Net realized gain (loss)                             575,887           (14,885,247)              (5,795)                  (1)
   Net change in unrealized appreciation
      (depreciation) on investments                   3,925,613            35,657,268              600,797                    2
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                      4,808,781            19,611,981              571,917             (132,572)
                                              -----------------     -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 199,475             2,708,540               34,968              937,571
   Participant transfers                               (356,481)           (7,751,734)             979,393             (722,469)
   Participant withdrawals                           (1,916,992)          (11,321,529)             (85,514)         (10,513,501)
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   (2,073,998)          (16,364,723)             928,847          (10,298,399)
                                              -----------------     -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              2,734,783             3,247,258            1,500,764          (10,430,971)
NET ASSETS
   Beginning of period                               14,809,396            89,355,116            1,112,841           25,116,418
                                              -----------------     -----------------    -----------------    -----------------
   End of period                              $      17,544,179     $      92,602,374    $       2,613,605    $      14,685,447
                                              =================     =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-
                                                GOODWIN MULTI-                                                 PHOENIX-KAYNE
                                                 SECTOR FIXED        PHOENIX-JANUS       PHOENIX-KAYNE           SMALL-CAP
                                                    INCOME          FLEXIBLE INCOME     RISING DIVIDENDS       QUALITY VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $       2,160,411    $         129,456    $          (4,954)   $             (96)
   Net realized gain (loss)                          (1,021,292)             214,448                6,544                 (680)
   Net change in unrealized appreciation
      (depreciation) on investments                   3,906,858              (27,044)             122,692               47,407
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                      5,045,977              316,860              124,282               46,631
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 579,389               92,678               21,054                2,615
   Participant transfers                             (3,246,042)          (1,543,940)             589,858              313,611
   Participant withdrawals                           (6,008,831)            (958,948)             (36,214)             (33,119)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   (8,675,484)          (2,410,210)             574,698              283,107
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets             (3,629,507)          (2,093,350)             698,980              329,738
NET ASSETS
   Beginning of period                               43,014,495            6,753,144              326,611               59,856
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      39,384,988    $       4,659,794    $       1,025,591    $         389,594
                                              =================    =================    =================    =================

                                                PHOENIX-LAZARD                                                 PHOENIX-LORD
                                                INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD        ABBETT BOND-
                                                EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP         DEBENTURE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $          (7,915)   $          (3,878)   $            (992)   $          18,831
   Net realized gain (loss)                              15,314                5,560                3,873                7,063
   Net change in unrealized appreciation
      (depreciation) on investments                     385,367              101,335               29,246               39,246
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                        392,766              103,017               32,127               65,140
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  21,587                8,105                  766                1,549
   Participant transfers                              1,111,955              396,375              147,201              510,855
   Participant withdrawals                             (357,414)             (14,975)              (4,954)            (111,684)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      776,128              389,505              143,013              400,720
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              1,168,894              492,522              175,140              465,860
NET ASSETS
   Beginning of period                                  678,667              104,022               28,484              267,225
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       1,847,561    $         596,544    $         203,624    $         733,085
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                 PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                               ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH           PHOENIX-MFS
                                                    VALUE                VALUE               STOCK               INVESTORS TRUST
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
                                              -----------------    -----------------    -----------------       -----------------
FROM OPERATIONS
   Net investment income (loss)               $         (13,440)   $          (4,289)   $        (102,426)      $          (2,026)
   Net realized gain (loss)                               6,010                3,868           (1,358,031)                  1,352
   Net change in unrealized appreciation
      (depreciation) on investments                     487,803              163,565            2,790,920                  47,990
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) resulting from
      operations                                        480,373              163,144            1,330,463                  47,316
                                              -----------------    -----------------    -----------------       -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  18,489               15,258              185,436                   5,558
   Participant transfers                              1,739,589              629,592           (1,050,067)++              131,466
   Participant withdrawals                             (295,499)             (59,726)            (888,705)                 (8,781)
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    1,462,579              585,124           (1,753,336)                128,243
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) in net assets              1,942,952              748,268             (422,873)                175,559
NET ASSETS
   Beginning of period                                  770,398              196,252            7,215,015                 123,129
                                              -----------------    -----------------    -----------------       -----------------
   End of period                              $       2,713,350    $         944,520    $       6,792,142       $         298,688
                                              =================    =================    =================       =================

                                                                                                                     PHOENIX-
                                                 PHOENIX-MFS            PHOENIX-         PHOENIX-NORTHERN        OAKHURST GROWTH
                                                   VALUE            NORTHERN DOW 30     NASDAQ-100 INDEX(R)         AND INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                              -----------------    -----------------    -----------------       -----------------
FROM OPERATIONS
   Net investment income (loss)               $           1,948    $           2,188    $         (17,999)      $         (59,583)
   Net realized gain (loss)                               2,371               (4,879)               2,049              (1,193,422)
   Net change in unrealized appreciation
      (depreciation) on investments                     435,566              585,943              484,455               6,125,544
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) resulting from
      operations                                        439,885              583,252              468,505               4,872,539
                                              -----------------    -----------------    -----------------       -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  38,613               35,600               29,604                 438,452
   Participant transfers                                565,415           (1,219,509)           1,591,339              (1,202,108)
   Participant withdrawals                             (174,399)             (82,673)             (46,165)             (2,424,141)
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      429,629           (1,266,582)           1,574,778              (3,187,797)
                                              -----------------    -----------------    -----------------       -----------------
   Net increase (decrease) in net assets                869,514             (683,330)           2,043,283               1,684,742
NET ASSETS
   Beginning of period                                1,486,684            2,429,523              602,057              21,398,724
                                              -----------------    -----------------    -----------------       -----------------
   End of period                              $       2,356,198    $       1,746,193    $       2,645,340       $      23,083,466
                                              =================    =================    =================       =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-
                                                   OAKHURST            PHOENIX-          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                  STRATEGIC         OAKHURST VALUE       BERNSTEIN GLOBAL      BERNSTEIN MID-
                                                  ALLOCATION            EQUITY                VALUE              CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         882,753    $         (45,243)   $           1,302    $        (118,979)
   Net realized gain (loss)                            (890,584)            (211,559)              (6,829)             289,020
   Net change in unrealized appreciation
      (depreciation) on investments                  11,957,424            2,353,777              240,470            3,055,148
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                     11,949,593            2,096,975              234,943            3,225,189
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               1,114,795              168,197               25,626              119,000
   Participant transfers                             (3,119,105)           2,103,776              200,802             (388,754)
   Participant withdrawals                           (9,088,913)            (750,287)             (80,057)            (884,262)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                  (11,093,223)           1,521,686              146,371           (1,154,016)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                856,370            3,618,661              381,314            2,071,173
NET ASSETS
   Beginning of period                               73,508,282            8,901,942              700,356            9,474,696
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      74,364,652    $      12,520,603    $       1,081,670    $      11,545,869
                                              =================    =================    =================    =================

                                                                                                               PHOENIX-STATE
                                               PHOENIX-SANFORD                                                STREET RESEARCH
                                               BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA         SMALL-CAP
                                                  CAP VALUE          MID-CAP GROWTH      STRATEGIC THEME          GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         (69,928)   $        (104,871)   $        (277,483)   $          (8,583)
   Net realized gain (loss)                              76,218           (1,167,410)          (4,595,550)              70,632
   Net change in unrealized appreciation
      (depreciation) on investments                   1,794,817            3,027,711           10,755,527              159,183
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                      1,801,107            1,755,430            5,882,494              221,232
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  99,917              203,550              501,140                9,273
   Participant transfers                                 35,229             (462,566)          (1,491,964)           1,068,136
   Participant withdrawals                             (380,216)            (658,431)          (2,650,787)             (87,531)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     (245,070)            (917,447)          (3,641,611)             989,878
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              1,556,037              837,983            2,240,883            1,211,110
NET ASSETS
   Beginning of period                                4,592,630            7,032,375           18,771,428              136,014
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       6,148,667    $       7,870,358    $      21,012,311    $       1,347,124
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                              FEDERATED FUND
                                                                                                                 FOR U.S.
                                              AIM V.I. CAPITAL     AIM V.I. PREMIER      ALGER AMERICAN         GOVERNMENT
                                                APPRECIATION            EQUITY          LEVERAGED ALLCAP       SECURITIES II
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         (13,620)   $         (10,722)   $         (25,474)   $         452,316
   Net realized gain (loss)                               1,123                6,412             (174,946)              43,901
   Net change in unrealized appreciation
      (depreciation) on investments                     266,629              207,475              689,872             (330,889)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                        254,132              203,165              489,452              165,328
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  14,723               41,524               61,638              443,498
   Participant transfers                                670,682              (20,892)             870,984           (3,160,692)
   Participant withdrawals                             (124,329)            (124,378)            (159,004)          (3,755,686)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      561,076             (103,746)             773,618           (6,472,880)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                815,208               99,419            1,263,070           (6,307,552)
NET ASSETS
   Beginning of period                                  602,205              944,157            1,174,717           18,099,842
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       1,417,413    $       1,043,576    $       2,437,787    $      11,792,290
                                              =================    =================    =================    =================

                                               FEDERATED HIGH
                                                INCOME BOND
                                                 FUND II --                                 VIP GROWTH
                                               PRIMARY SHARES      VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         222,922    $         (40,466)   $          (2,895)   $         (42,129)
   Net realized gain (loss)                              99,762               10,565              (17,175)            (151,803)
   Net change in unrealized appreciation
      (depreciation) on investments                     338,505              958,695              106,405            1,080,285
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                        661,189              928,794               86,335              886,353
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  53,018               79,677                2,377              100,399
   Participant transfers                              1,856,523            1,296,184              138,736            1,205,198
   Participant withdrawals                             (702,315)            (657,748)             (41,511)            (406,940)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    1,207,226              718,113               99,602              898,657
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              1,868,415            1,646,907              185,937            1,785,010
NET ASSETS
   Beginning of period                                3,279,643            2,948,546              284,918            2,668,917
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       5,148,058    $       4,595,453    $         470,855    $       4,453,927
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      TEMPLETON
                                                                      DEVELOPING                                  TEMPLETON
                                                MUTUAL SHARES          MARKETS          TEMPLETON FOREIGN       GLOBAL ASSET
                                                 SECURITIES           SECURITIES            SECURITIES           ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $          (2,495)   $          (5,376)   $          20,847    $          61,347
   Net realized gain (loss)                             (80,161)            (117,082)            (954,827)            (269,568)
   Net change in unrealized appreciation
      (depreciation) on investments                     882,673            1,041,345            2,849,597            1,625,229
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                        800,017              918,887            1,915,617            1,417,008
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  50,973               18,094              102,938               32,308
   Participant transfers                                242,101             (265,472)              94,087             (203,046)
   Participant withdrawals                             (480,608)            (251,838)          (1,358,913)            (442,381)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     (187,534)            (499,216)          (1,161,888)            (613,119)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                612,483              419,671              753,729              803,889
NET ASSETS
   Beginning of period                                3,681,500            2,097,059            7,300,656            5,114,054
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       4,293,983    $       2,516,730    $       8,054,385    $       5,917,943
                                              =================    =================    =================    =================

                                                  TEMPLETON         RYDEX VARIABLE         SCUDDER VIT
                                                    GROWTH           TRUST SECTOR        EAFE(R) EQUITY         SCUDDER VIT
                                                  SECURITIES           ROTATION              INDEX           EQUITY 500 INDEX
                                                  SUBACCOUNT         SUBACCOUNT(1)         SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $           7,720    $            (783)   $          33,502    $           3,973
   Net realized gain (loss)                          (3,188,034)               1,362                9,679              (13,731)
   Net change in unrealized appreciation
      (depreciation) on investments                   6,245,177               14,487              249,854              553,574
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                      3,064,863               15,066              293,035              543,816
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 134,449                  271               24,630               32,498
   Participant transfers                                158,178              148,624               27,455            1,688,338
   Participant withdrawals                           (6,834,759)             (34,817)             (57,168)            (166,292)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   (6,542,132)             114,078               (5,083)           1,554,544
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets             (3,477,269)             129,144              287,952            2,098,360
NET ASSETS
   Beginning of period                               17,590,417                  -                880,065            1,052,710
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $      14,113,148    $         129,144    $       1,168,017    $       3,151,070
                                              =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              WANGER
                                                                     WANGER FOREIGN       INTERNATIONAL
                                                 TECHNOLOGY              FORTY              SMALL CAP           WANGER TWENTY
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)               $         (29,728)   $         (14,596)   $        (412,491)   $         (46,256)
   Net realized gain (loss)                            (833,889)            (322,067)          (4,478,621)               5,937
   Net change in unrealized appreciation
      (depreciation) on investments                   1,582,761              789,514           19,846,638              858,128
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                        719,144              452,851           14,955,526              817,809
                                              -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 139,735               16,120              764,200               39,826
   Participant transfers                                964,398              105,708             (884,741)             533,555
   Participant withdrawals                             (135,935)            (159,114)          (4,521,926)            (287,644)
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      968,198              (37,286)          (4,642,467)             285,737
                                              -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets              1,687,342              415,565           10,313,059            1,103,546
NET ASSETS
   Beginning of period                                1,607,536            1,360,260           35,638,555            2,776,606
                                              -----------------    -----------------    -----------------    -----------------
   End of period                              $       3,294,878    $       1,775,825    $      45,951,614    $       3,880,152
                                              =================    =================    =================    =================

                                                 WANGER U.S.
                                                   SMALLER
                                                  COMPANIES
                                                  SUBACCOUNT
                                              -----------------
FROM OPERATIONS
   Net investment income (loss)               $      (1,043,284)
   Net realized gain (loss)                          (1,457,535)
   Net change in unrealized appreciation
      (depreciation) on investments                  27,909,402
                                              -----------------
   Net increase (decrease) resulting from
      operations                                     25,408,583
                                              -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               1,144,212
   Participant transfers                             (7,245,980)
   Participant withdrawals                           (8,804,076)
                                              -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                  (14,905,844)
                                              -----------------
   Net increase (decrease) in net assets             10,502,739
NET ASSETS
   Beginning of period                               70,435,311
                                              -----------------
   End of period                              $      80,938,050
                                              =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnote for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 9, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Big Edge Choice(R) (the "Product"). These financial statements are presented for the Product.

    The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

    The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                       SERIES NAME                                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)      income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap         Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth         Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)   prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)           consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             To track the total return of the Dow Jones Industrial AverageSM before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                       SERIES NAME                                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series           capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           Current income by investing primarily in a diversified portfolio or U.S.
                                                           government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                      EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          Match the performance of the Standard & Poor's 500 Composite Stock
                                                           Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                Long-term growth of capital
(formerly Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2004 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2004 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL Variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. Subsequent payments will vary to reflect whether the actual investment experience of the subaccount is better or worse than the assumed investment return.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                            PURCHASES                        SALES
----------                                                            ---------                        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                        $        2,259,812              $        4,519,910
    Phoenix-AIM Growth Series                                               195,582                       1,629,151
    Phoenix-Alger Small-Cap Growth Series                                 1,124,437                         784,236
    Phoenix-Alliance/Bernstein Enhanced Index Series                        377,744                       3,346,970
    Phoenix-Duff & Phelps Real Estate Securities Series                   4,772,260                       5,751,152
    Phoenix-Engemann Capital Growth Series                                1,359,657                      20,277,223
    Phoenix-Engemann Growth and Income Series                             3,452,192                       4,889,232
    Phoenix-Engemann Small-Cap Growth Series                              1,387,521                       2,014,462
    Phoenix-Engemann Strategic Allocation Series                          4,006,525                      16,375,710
    Phoenix-Engemann Value Equity Series                                  3,017,914                       2,911,758
    Phoenix-Goodwin Money Market Series                                  11,257,256                      15,474,597
    Phoenix-Goodwin Multi-Sector Fixed Income Series                      7,044,956                      10,734,843
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                   1,467,847                          66,423
    Phoenix-Kayne Rising Dividends Series                                   341,225                         244,354
    Phoenix-Kayne Small-Cap Quality Value Series                            298,330                         316,860
    Phoenix-Lazard International Equity Select Series                     1,489,636                         441,648
    Phoenix-Lazard Small-Cap Value Series                                   224,026                          98,532
    Phoenix-Lord Abbett Bond-Debenture Series                               563,885                         390,055
    Phoenix-Lord Abbett Large-Cap Value Series                            2,175,498                         349,171
    Phoenix-Lord Abbett Mid-Cap Value Series                              1,251,753                         305,587
    Phoenix-Northern Dow 30 Series                                          512,789                         561,761
    Phoenix-Northern Nasdaq-100 Index(R) Series                             287,530                         780,396
    Phoenix-Sanford Bernstein Mid-Cap Value Series                        2,658,966                       2,546,061
    Phoenix-Sanford Bernstein Small-Cap Value Series                      2,053,052                       1,681,100
    Phoenix-Seneca Mid-Cap Growth Series                                    809,001                       2,287,827
    Phoenix-Seneca Strategic Theme Series                                   183,525                       5,123,981

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                            PURCHASES                        SALES
----------                                                            ---------                        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. Capital Appreciation Fund                          $          681,920              $          418,444
     AIM V.I. Mid-Cap Core Equity Fund                                      982,653                          10,532
     AIM V.I. Premier Equity Fund                                           223,014                         343,233

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     Alger American Leveraged AllCap Portfolio                              727,828                         930,154

FEDERATED INSURANCE SERIES
--------------------------
     Federated Fund for U.S. Government Securities II                     3,280,275                       5,278,826
     Federated High Income Bond Fund II -- Primary Shares                 1,147,858                       3,123,704

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP Contrafund(R) Portfolio                                          2,636,698                         741,184
     VIP Growth Opportunities Portfolio                                      93,606                         211,020
     VIP Growth Portfolio                                                 1,105,828                       1,025,528

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     Mutual Shares Securities Fund                                          504,249                         786,662
     Templeton Developing Markets Securities Fund                            63,781                         629,288
     Templeton Foreign Securities Fund                                      826,426                       2,322,316
     Templeton Global Asset Allocation Fund                                 163,069                       1,317,795
     Templeton Growth Securities Fund                                       698,711                       2,457,976

THE RYDEX VARIABLE TRUST
------------------------
     Rydex Variable Trust Sector Rotation Fund                               55,673                          32,918

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     Scudder VIT EAFE(R) Equity Index Fund                                  229,656                         283,000
     Scudder VIT Equity 500 Index Fund                                    1,227,156                         842,295

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     Technology Portfolio                                                   115,428                         771,697

WANGER ADVISORS TRUST
---------------------
     Wanger International Select                                            540,091                         647,011
     Wanger International Small Cap                                       4,744,912                      14,234,166
     Wanger Select                                                          617,746                       1,042,005
     Wanger U.S. Smaller Companies                                          317,982                      16,420,930

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -------------------------------------------------------------
SUBACCOUNT                                                      2004              2003            2002             2001
----------                                                   ----------        ----------      ----------       ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                            12,715,094        14,360,034      13,704,410       17,849,151
   Unit value                                                 $1.705083         $1.431363       $1.100600        $1.309902
   Net assets (thousands)                                       $21,680           $20,554         $15,083          $23,381
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        2.68%             1.94%           1.01%                -
   Total return                                                  19.12%            30.05%        (15.98%)         (25.10%)

   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                             4,729,068         5,920,564       7,494,492        7,135,308
   Unit value                                                 $1.179053         $1.147212       $0.962709        $1.371776
   Net assets (thousands)                                        $5,576            $6,792          $7,215           $9,788
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        0.09%                -               -                -
   Total return                                                   2.78%            19.16%        (29.82%)         (24.90%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(6)
   Accumulation units outstanding                               531,975           443,875          67,797                -
   Unit value                                                 $3.056679         $3.034914       $2.006187                -
   Net assets (thousands)                                        $1,626            $1,347            $136                -
   Mortality and expense ratio                                   1.375%            1.375%          1.375% *              -
   Investment income ratio                                            -                 -               - *              -
   Total return                                                   0.72%            51.28%         (5.54%)                -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(3)
   Accumulation units outstanding                             9,755,619        12,338,362      15,644,267       19,915,633
   Unit value                                                 $1.220595         $1.126781       $0.905080        $1.202528
   Net assets (thousands)                                       $11,908           $13,903         $14,159          $23,949
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375% *
   Investment income ratio                                        1.37%             1.08%           0.88%            0.68% *
   Total return                                                   8.33%            24.50%        (24.74%)         (13.12%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                             5,463,212         6,432,954       7,405,079        6,756,984
   Unit value                                                 $3.622869         $2.727235       $1.999897        $1.809187
   Net assets (thousands)                                       $19,792           $17,544         $14,809          $12,225
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        2.43%             3.42%           3.87%            4.05%
   Total return                                                  32.84%            36.37%          10.54%            5.15%

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -------------------------------------------------------------
SUBACCOUNT                                                      2004              2003            2002             2001
----------                                                   ----------        ----------      ----------       ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                            65,109,787        81,280,845      97,843,911      124,275,082
   Unit value                                                 $1.179481         $1.139289       $0.913249        $1.231542
   Net assets (thousands)                                       $76,796           $92,602         $89,355         $153,051
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        0.79%             0.10%               -            0.06%
   Total return                                                   3.53%            24.75%        (25.85%)         (35.49%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                            19,686,895        20,948,024      24,412,273       32,347,426
   Unit value                                                 $1.200642         $1.101940       $0.876556        $1.147033
   Net assets (thousands)                                       $23,637           $23,083         $21,399          $37,104
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        1.19%             1.13%           0.71%            0.48%
   Total return                                                   8.96%            25.71%        (23.58%)          (9.44%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                             1,606,075         2,206,979       1,357,030        1,379,859
   Unit value                                                 $1.281191         $1.184245       $0.820056        $1.167932
   Net assets (thousands)                                        $2,058            $2,614          $1,113           $1,612
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                            -                 -               -            0.05%
   Total return                                                   8.19%            44.41%        (29.79%)         (27.75%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                            33,335,260        41,452,353      48,443,032       35,399,171
   Unit value                                                 $1.901298         $1.793979       $1.517417        $1.740030
   Net assets (thousands)                                       $63,380           $74,365         $73,508          $61,596
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        2.55%             2.63%           2.75%            2.50%
   Total return                                                   5.98%            18.23%        (12.79%)            0.46%

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                             9,552,523         9,393,907       8,159,890        8,795,266
   Unit value                                                 $1.484295         $1.332843       $1.090939        $1.416944
   Net assets (thousands)                                       $14,179           $12,521          $8,902          $12,462
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        0.90%             0.94%           0.87%            0.77%
   Total return                                                  11.36%            22.17%        (23.01%)         (19.10%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -------------------------------------------------------------
SUBACCOUNT                                                      2004              2003            2002             2001
----------                                                   ----------        ----------      ----------       ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                             8,470,033        11,805,705      20,049,875       25,764,982
   Unit value                                                 $1.236552         $1.243928       $1.252697        $1.252375
   Net assets (thousands)                                       $10,474           $14,685         $25,116          $32,267
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        0.77%             0.70%           1.42%            3.73%
   Total return                                                 (0.59%)           (0.70%)           0.03%            2.39%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                            20,092,798        23,261,864      28,708,330       34,099,382
   Unit value                                                 $1.784005         $1.693114       $1.498328        $1.381122
   Net assets (thousands)                                       $35,846           $39,385         $43,014          $47,095
   Mortality and expense ratio                                   1.375%            1.375%          1.375%           1.375%
   Investment income ratio                                        6.05%             6.58%           7.06%            7.87%
   Total return                                                   5.37%            13.00%           8.49%            4.63%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(8)
   Accumulation units outstanding                             1,365,987                 -               -                -
   Unit value                                                 $1.043824                 -               -                -
   Net assets (thousands)                                        $1,426                 -               -                -
   Mortality and expense ratio                                   1.375% *               -               -                -
   Investment income ratio                                        5.62% *               -               -                -
   Total return                                                   4.38%                 -               -                -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(5)
   Accumulation units outstanding                               496,882           454,610         170,052                -
   Unit value                                                 $2.341934         $2.255980       $1.920659                -
   Net assets (thousands)                                        $1,164            $1,026            $327                -
   Mortality and expense ratio                                   1.375%            1.375%          1.375% *              -
   Investment income ratio                                        1.43%             0.72%           1.17% *              -
   Total return                                                   3.81%            17.46%         (8.15%)                -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(5)
   Accumulation units outstanding                               151,546           163,447          29,789                -
   Unit value                                                 $2.954682         $2.383612       $2.009324                -
   Net assets (thousands)                                          $448              $390             $60                -
   Mortality and expense ratio                                   1.375%            1.375%          1.375% *              -
   Investment income ratio                                        0.79%             1.37%           2.73% *              -
   Total return                                                  23.96%            18.63%         (1.70%)                -

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   ----------        -------------        ----------    ------------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(6)
   Accumulation units outstanding                             1,166,146              757,376           356,196               -
   Unit value                                                 $2.787376            $2.439423         $1.905322               -
   Net assets (thousands)                                        $3,250               $1,848              $679               -
   Mortality and expense ratio                                   1.375%               1.375%            1.375% *             -
   Investment income ratio                                        1.31%                0.79%                 - *             -
   Total return                                                  14.26%               28.03%             9.17%               -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(4)
   Accumulation units outstanding                               249,842              223,561            53,421               -
   Unit value                                                 $3.009845            $2.668372         $1.947202               -
   Net assets (thousands)                                          $752                 $597              $104               -
   Mortality and expense ratio                                   1.375%               1.375%            1.375% *             -
   Investment income ratio                                            -                0.14%             0.50% *             -
   Total return                                                  12.80%               37.04%           (1.01%)               -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(6)
   Accumulation units outstanding                               348,295              298,316           126,291               -
   Unit value                                                 $2.627836            $2.457412         $2.115941               -
   Net assets (thousands)                                          $915                 $733              $267               -
   Mortality and expense ratio                                   1.375%               1.375%            1.375% *             -
   Investment income ratio                                        5.21%                5.80%             8.38% *             -
   Total return                                                   6.94%               16.14%             5.00%               -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(4)
   Accumulation units outstanding                             1,768,077            1,069,988           390,226               -
   Unit value                                                 $2.817363            $2.535871         $1.974237               -
   Net assets (thousands)                                        $4,981               $2,713              $770               -
   Mortality and expense ratio                                   1.375%               1.375%            1.375% *             -
   Investment income ratio                                        0.99%                0.62%             1.28% *             -
   Total return                                                  11.10%               28.45%           (1.29%)               -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(4)
   Accumulation units outstanding                               738,171              386,628            98,614               -
   Unit value                                                 $2.993430            $2.442969         $1.990115               -
   Net assets (thousands)                                        $2,210                 $945              $196               -
   Mortality and expense ratio                                   1.375%               1.375%            1.375% *             -
   Investment income ratio                                        0.62%                0.68%             1.75% *             -
   Total return                                                  22.53%               22.76%           (0.49%)               -

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   ----------        -------------        ----------     -----------
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                               921,531              955,669         1,670,744       1,704,048
   Unit value                                                 $1.886244            $1.827194         $1.454156       $1.744908
   Net assets (thousands)                                        $1,738               $1,746            $2,430          $2,973
   Mortality and expense ratio                                   1.375%               1.375%            1.375%          1.375%
   Investment income ratio                                        1.61%                1.49%             1.20%           1.22%
   Total return                                                   3.23%               25.65%          (16.66%)         (7.28%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                             2,856,826            3,526,471         1,178,256         800,754
   Unit value                                                 $0.814099            $0.750138         $0.510973       $0.830005
   Net assets (thousands)                                        $2,326               $2,645              $602            $665
   Mortality and expense ratio                                   1.375%               1.375%            1.375%          1.375%
   Investment income ratio                                        0.53%                    -                 -               -
   Total return                                                   8.53%               46.81%          (38.44%)        (33.99%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                             8,043,652            8,489,579         9,686,274       7,464,881
   Unit value                                                 $1.615030            $1.360005         $0.978157       $1.084521
   Net assets (thousands)                                       $12,991              $11,546            $9,475          $8,096
   Mortality and expense ratio                                   1.375%               1.375%            1.375%          1.375%
   Investment income ratio                                        0.17%                0.18%             0.89%           1.59%
   Total return                                                  18.75%               39.04%           (9.81%)          21.29%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                             1,919,886            1,958,114         2,075,188       1,017,110
   Unit value                                                 $3.799150            $3.140094         $2.213115       $2.453410
   Net assets (thousands)                                        $7,294               $6,149            $4,593          $2,495
   Mortality and expense ratio                                   1.375%               1.375%            1.375%          1.375%
   Investment income ratio                                            -                    -             0.51%           1.25%
   Total return                                                  20.99%               41.89%           (9.79%)          14.17%

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                             5,328,698            6,484,060         7,361,693       7,990,409
   Unit value                                                 $1.277587            $1.213801         $0.955266       $1.434956
   Net assets (thousands)                                        $6,808               $7,870            $7,032         $11,466
   Mortality and expense ratio                                   1.375%               1.375%            1.375%          1.375%
   Investment income ratio                                            -                    -                 -               -
   Total return                                                   5.26%               27.06%          (33.43%)        (26.32%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   -----------       -------------        ----------     -----------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                             10,964,979          14,226,865        17,205,662      23,867,338
   Unit value                                                  $1.535826           $1.476946         $1.091003       $1.701398
   Net assets (thousands)                                        $16,840             $21,012           $18,771         $40,608
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                             -                   -                 -               -
   Total return                                                    3.99%              35.38%          (35.88%)        (28.37%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(2)
   Accumulation units outstanding                                960,276             798,580           433,406         162,349
   Unit value                                                  $1.866502           $1.774917         $1.389471       $1.862498
   Net assets (thousands)                                         $1,792              $1,417              $602            $302
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375% *
   Investment income ratio                                             -                   -                 -               - *
   Total return                                                    5.16%              27.74%          (25.40%)         (6.88%)

   AIM V.I. MID-CAP CORE EQUITY FUND(9)
   Accumulation units outstanding                                932,056                   -                 -               -
   Unit value                                                  $1.016369                   -                 -               -
   Net assets (thousands)                                           $947                   -                 -               -
   Mortality and expense ratio                                    1.375% *                 -                 -               -
   Investment income ratio                                         1.93% *                 -                 -               -
   Total return                                                    1.87%                   -                 -               -

   AIM V.I. PREMIER EQUITY FUND(1)
   Accumulation units outstanding                                565,786             632,871           706,344         418,545
   Unit value                                                  $1.720157           $1.648955         $1.336682       $1.943403
   Net assets (thousands)                                           $973              $1,044              $944            $813
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375% *
   Investment income ratio                                         0.47%               0.30%             0.37%           0.49% *
   Total return                                                    4.32%              23.36%          (31.22%)         (2.83%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                              2,058,429           2,226,794         1,425,803       1,015,298
   Unit value                                                  $1.168096           $1.094752         $0.823899       $1.264042
   Net assets (thousands)                                         $2,404              $2,438            $1,175          $1,283
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                             -                   -             0.01%               -
   Total return                                                    6.70%              32.87%          (34.82%)        (17.10%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   -----------       -------------        ----------     -----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                              3,788,335           4,731,764         7,332,312       3,251,769
   Unit value                                                  $2.546613           $2.492155         $2.468504       $2.295252
   Net assets (thousands)                                         $9,647             $11,792           $18,100          $7,464
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         4.56%               4.26%             2.59%           3.91%
   Total return                                                    2.19%               0.96%             7.55%           5.56%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                              1,334,073           2,417,633         1,856,490       1,707,688
   Unit value                                                  $2.319772           $2.129379         $1.766582       $1.766690
   Net assets (thousands)                                         $3,095              $5,148            $3,280          $3,017
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         9.81%               7.20%            10.93%          11.99%
   Total return                                                    8.94%              20.54%           (0.01%)         (0.02%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                              3,550,430           2,521,676         2,049,309       1,163,893
   Unit value                                                  $2.073034           $1.822381         $1.439599       $1.611574
   Net assets (thousands)                                         $7,360              $4,595            $2,949          $1,876
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         0.22%               0.32%             0.52%           0.42%
   Total return                                                   13.75%              26.59%          (10.67%)        (13.57%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                250,412             333,020           257,696         156,731
   Unit value                                                  $1.492899           $1.413899         $1.105636       $1.435729
   Net assets (thousands)                                           $374                $471              $285            $225
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         0.51%               0.55%             0.67%           0.20%
   Total return                                                    5.59%              27.88%          (22.99%)        (15.63%)

   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                              3,636,960           3,553,216         2,788,333       1,344,951
   Unit value                                                  $1.276603           $1.253492         $0.957173       $1.390444
   Net assets (thousands)                                         $4,643              $4,454            $2,669          $1,870
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         0.16%               0.18%             0.11%               -
   Total return                                                    1.84%              30.96%          (31.16%)        (18.86%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                -----------------------------------------------------------------
SUBACCOUNT                                                          2004              2003               2002             2001
----------                                                      -----------       -------------        ----------     -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                 2,944,052           3,125,339         3,311,372       4,017,976
   Unit value                                                     $1.526211           $1.373925         $1.113138       $1.279832
   Net assets (thousands)                                            $4,493              $4,294            $3,682          $5,142
   Mortality and expense ratio                                       1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                            0.78%               1.06%             0.94%           1.48%
   Total return                                                      11.08%              23.43%          (13.02%)           5.57%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                 2,790,671           3,573,033         4,505,094       5,765,772
   Unit value                                                     $0.866375           $0.704379         $0.466818       $0.474027
   Net assets (thousands)                                            $2,418              $2,517            $2,097          $2,733
   Mortality and expense ratio                                       1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                            1.81%               1.18%             1.41%           0.85%
   Total return                                                      23.00%              50.89%           (1.52%)         (9.36%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                 5,612,419           6,823,947         8,065,535      10,362,878
   Unit value                                                     $1.379777           $1.180312         $0.905167       $1.126995
   Net assets (thousands)                                            $7,744              $8,054            $7,301         $11,679
   Mortality and expense ratio                                       1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                            1.07%               1.71%             1.61%           2.94%
   Total return                                                      16.90%              30.40%          (19.68%)        (17.16%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                 3,260,771           4,084,050         4,593,051       5,966,031
   Unit value                                                     $1.653751           $1.449038         $1.113433       $1.180765
   Net assets (thousands)                                            $5,393              $5,918            $5,114          $7,044
   Mortality and expense ratio                                       1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                            2.82%               2.58%             1.76%           1.33%
   Total return                                                      14.13%              30.14%           (5.70%)        (11.19%)

   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                 8,743,756           9,907,850        16,093,187      16,863,459
   Unit value                                                     $1.630014           $1.424441         $1.093035       $1.359683
   Net assets (thousands)                                           $14,252             $14,113           $17,590         $22,929
   Mortality and expense ratio                                       1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                            1.18%               1.49%             2.27%          16.47%
   Total return                                                      14.43%              30.32%          (19.61%)         (2.67%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   -----------       -------------        ----------     -----------
THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(7)
   Accumulation units outstanding                                132,519             112,103                 -               -
   Unit value                                                  $1.257909           $1.152010                 -               -
   Net assets (thousands)                                           $167                $129                 -               -
   Mortality and expense ratio                                    1.375%              1.375% *               -               -
   Investment income ratio                                             -                   - *               -               -
   Total return                                                    9.19%              16.17%                 -               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                733,805             775,136           768,145         470,316
   Unit value                                                  $1.769479           $1.506854         $1.145702       $1.481695
   Net assets (thousands)                                         $1,298              $1,168              $880            $697
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         2.35%               4.20%             1.93%               -
   Total return                                                   17.43%              31.52%          (22.68%)        (25.73%)

   SCUDDER VIT EQUITY 500 INDEX FUND(3)
   Accumulation units outstanding                              1,724,025           1,529,651           645,921          74,221
   Unit value                                                  $2.246879           $2.059993         $1.629782       $2.107836
   Net assets (thousands)                                         $3,874              $3,151            $1,053            $156
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375% *
   Investment income ratio                                         1.04%               1.15%             3.08%               - *
   Total return                                                    9.07%              26.40%          (23.39%)           1.57%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                              4,519,324           5,758,978         4,101,723       4,698,621
   Unit value                                                  $0.554977           $0.572129         $0.392556       $0.779988
   Net assets (thousands)                                         $2,508              $3,295            $1,608          $3,629
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                             -                   -                 -               -
   Total return                                                  (3.00%)              45.74%          (49.67%)        (50.05%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                              1,091,206           1,159,111         1,236,779       1,532,716
   Unit value                                                  $1.878738           $1.532057         $1.099840       $1.316514
   Net assets (thousands)                                         $2,050              $1,776            $1,360          $2,018
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         0.32%               0.32%                 -           0.13%
   Total return                                                   22.63%              39.30%          (16.46%)        (27.63%)

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                             -----------------------------------------------------------------
SUBACCOUNT                                                       2004              2003               2002             2001
----------                                                   -----------       -------------        ----------     -----------
   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                             15,406,203          18,873,337        21,490,966      26,076,514
   Unit value                                                  $3.128165           $2.434737         $1.658304       $1.951333
   Net assets (thousands)                                        $48,193             $45,952           $35,639         $50,884
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                         0.74%               0.32%                 -               -
   Total return                                                   28.48%              46.82%          (15.02%)        (22.36%)

   WANGER SELECT
   Accumulation units outstanding                              1,881,142           2,084,684         1,923,364       1,988,945
   Unit value                                                  $2.190066           $1.861266         $1.443619       $1.584465
   Net assets (thousands)                                         $4,120              $3,880            $2,777          $3,151
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                             -                   -                 -               -
   Total return                                                   17.67%              28.93%           (8.89%)           7.59%

   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                             24,794,139          30,191,763        37,131,914      50,554,536
   Unit value                                                  $3.128658            2.680799          1.897854       $2.313170
   Net assets (thousands)                                        $77,572             $80,938           $70,435        $116,941
   Mortality and expense ratio                                    1.375%              1.375%            1.375%          1.375%
   Investment income ratio                                             -                   -                 -           0.07%
   Total return                                                   16.71%              41.25%          (17.95%)           9.85%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception April 12, 2001 to December 31, 2001.
(2) From inception April 18, 2001 to December 31, 2001.
(3) From inception November 7, 2001 to December 31, 2001
(4) From inception August 13, 2002 to December 31, 2002.
(5) From inception August 19, 2002 to December 31, 2002.
(6) From inception August 23, 2002 to December 31, 2002.
(7) From inception June 9, 2003 to December 31, 2003.
(8) From inception May 3, 2004 to December 31, 2004.
(9) From inception December 3, 2004 to December 31, 2004.
  * Annualized.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                                                                                                  PHOENIX-
                                               PHOENIX-                                                          ALLIANCE/
                                               ABERDEEN                               PHOENIX-ALGER              BERNSTEIN
                                            INTERNATIONAL         PHOENIX-AIM           SMALL-CAP              ENHANCED INDEX
                                               SERIES            GROWTH SERIES        GROWTH SERIES                SERIES
                                          -----------------    -----------------    -----------------        -----------------
Accumulation units outstanding,
   beginning of period                           14,360,034            5,920,564              443,875               12,338,362
Participant deposits                                224,129              131,913                7,586                  165,746
Participant transfers                                38,177(e)          (596,438)             126,546               (1,051,370)
Participant withdrawals                          (1,907,246)            (726,971)             (46,032)              (1,697,119)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 12,715,094            4,729,068              531,975                9,755,619
                                          ====================================================================================

                                            PHOENIX-DUFF &          PHOENIX-                 PHOENIX-            PHOENIX-
                                             PHELPS REAL            ENGEMANN                 ENGEMANN         ENGEMANN SMALL
                                          ESTATE SECURITIES      CAPITAL GROWTH             GROWTH AND          CAP GROWTH
                                               SERIES                SERIES               INCOME SERIES           SERIES
                                          -----------------     -----------------       -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            6,432,954            81,280,845              20,948,024            2,206,979
Participant deposits                                 91,389             1,893,107                 297,386               35,078
Participant transfers                               (30,837)           (6,757,618)(c)           1,614,073(b)           (15,286)
Participant withdrawals                          (1,030,294)          (11,306,547)             (3,172,588)            (620,696)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  5,463,212            65,109,787              19,686,895            1,606,075
                                          ====================================================================================

                                               PHOENIX-                                                           PHOENIX-
                                               ENGEMANN              PHOENIX-               PHOENIX-           GOODWIN MULTI-
                                              STRATEGIC           ENGEMANN VALUE          GOODWIN MONEY         SECTOR FIXED
                                          ALLOCATION SERIES       EQUITY SERIES           MARKET SERIES        INCOME SERIES
                                          -----------------     -----------------       -----------------    -----------------
Accumulation units outstanding,
   beginning of period                           41,452,353             9,393,907              11,805,705           23,261,864
Participant deposits                                573,283                81,214               1,251,072              184,128
Participant transfers                            (2,299,216)            1,233,628(d)            1,410,291            1,328,080(a)
Participant withdrawals                          (6,391,160)           (1,156,226)             (5,997,035)          (4,681,274)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 33,335,260             9,552,523               8,470,033           20,092,798
                                          ====================================================================================

                                               PHOENIX-
                                            GOODWIN MULTI-                                PHOENIX-KAYNE       PHOENIX-LAZARD
                                             SECTOR SHORT         PHOENIX-KAYNE             SMALL-CAP          INTERNATIONAL
                                              TERM BOND          RISING DIVIDENDS         QUALITY VALUE        EQUITY SELECT
                                                SERIES               SERIES                   SERIES              SERIES
                                          -----------------     -----------------       -----------------    -----------------
Accumulation units outstanding,
   beginning of period                                    -               454,610                 163,447              757,376
Participant deposits                                 10,547                 7,503                   1,954                9,720
Participant transfers                             1,441,036                73,387                  10,371              521,011
Participant withdrawals                             (85,596)              (38,618)                (24,226)            (121,961)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  1,365,987               496,882                 151,546            1,166,146
                                          ====================================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                            PHOENIX-LAZARD        PHOENIX-LORD         PHOENIX-LORD             PHOENIX-LORD
                                           SMALL-CAP VALUE        ABBETT BOND-       ABBETT LARGE-CAP          ABBETT MID-CAP
                                                SERIES          DEBENTURE SERIES       VALUE SERIES             VALUE SERIES
                                          -----------------    -----------------    -----------------        -----------------
Accumulation units outstanding,
   beginning of period                              223,561              298,316            1,069,988                  386,628
Participant deposits                                  2,855                1,923               16,184                   13,887
Participant transfers                                36,178              111,944              823,920                  397,778
Participant withdrawals                             (12,752)             (63,888)            (142,015)                 (60,122)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    249,842              348,295            1,768,077                  738,171
                                          ====================================================================================

                                               PHOENIX-             PHOENIX-            PHOENIX-SANFORD       PHOENIX-SANFORD
                                           NORTHERN DOW 30       NORTHERN NASDAQ-        BERNSTEIN MID-       BERNSTEIN SMALL-
                                                SERIES         100 INDEX(R) SERIES      CAP VALUE SERIES      CAP VALUE SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              955,669               3,526,471             8,489,579            1,958,114
Participant deposits                                  7,690                  22,239                79,294               38,465
Participant transfers                                82,913                (485,451)              308,876              124,994
Participant withdrawals                            (124,741)               (206,433)             (834,097)            (201,687)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    921,531               2,856,826             8,043,652            1,919,886
                                          ====================================================================================

                                            PHOENIX-SENECA        PHOENIX-SENECA        AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                            MID-CAP GROWTH        STRATEGIC THEME         APPRECIATION         CORE EQUITY
                                                SERIES                SERIES                  FUND                 FUND
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            6,484,060              14,226,865               798,580                    -
Participant deposits                                138,960                 169,375                12,006                  663
Participant transfers                              (656,565)             (1,392,811)              284,561              939,637(f)
Participant withdrawals                            (637,757)             (2,038,450)             (134,871)              (8,244)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  5,328,698              10,964,979               960,276              932,056
                                          ====================================================================================

                                                                                         FEDERATED FUND       FEDERATED HIGH
                                                                  ALGER AMERICAN            FOR U.S.            INCOME BOND
                                           AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT            FUND II --
                                              EQUITY FUND           PORTFOLIO             SECURITIES II        PRIMARY SHARES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              632,871               2,226,794             4,731,764            2,417,633
Participant deposits                                 11,807                  43,877               120,048                9,188
Participant transfers                                17,093                  29,295              (269,315)            (893,797)
Participant withdrawals                             (95,985)               (241,537)             (794,162)            (198,951)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    565,786               2,058,429             3,788,335            1,334,073
                                          ====================================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                                                    VIP GROWTH
                                          VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH          MUTUAL SHARES
                                             PORTFOLIO              PORTFOLIO               PORTFOLIO         SECURITIES FUND
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            2,521,676                 333,020             3,553,216            3,125,339
Participant deposits                                 49,664                   3,714                68,921               34,361
Participant transfers                             1,401,596                 (34,803)              545,046              179,964
Participant withdrawals                            (422,506)                (51,519)             (530,223)            (395,612)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  3,550,430                 250,412             3,636,960            2,944,052
                                          ====================================================================================

                                              TEMPLETON
                                              DEVELOPING            TEMPLETON               TEMPLETON            TEMPLETON
                                               MARKETS               FOREIGN              GLOBAL ASSET            GROWTH
                                           SECURITIES FUND       SECURITIES FUND         ALLOCATION FUND      SECURITIES FUND
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            3,573,033               6,823,947             4,084,050            9,907,850
Participant deposits                                 18,578                  84,165                18,868               80,308
Participant transfers                              (392,263)                230,209              (159,403)              81,019
Participant withdrawals                            (408,677)             (1,525,902)             (682,744)          (1,325,421)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  2,790,671               5,612,419             3,260,771            8,743,756
                                          ====================================================================================

                                                                   SCUDDER VIT
                                            RYDEX VARIABLE        EAFE(R) EQUITY           SCUDDER VIT
                                             TRUST SECTOR             INDEX             EQUITY 500 INDEX        TECHNOLOGY
                                            ROTATION FUND             FUND                     FUND              PORTFOLIO
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              112,103                 775,136             1,529,651            5,758,978
Participant deposits                                  1,406                  11,094                21,325              118,875
Participant transfers                                26,368                  60,892               460,242             (963,057)
Participant withdrawals                              (7,358)               (113,317)             (287,193)            (395,472)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    132,519                 733,805             1,724,025            4,519,324
                                          ====================================================================================

                                               WANGER                 WANGER                                    WANGER U.S.
                                            INTERNATIONAL          INTERNATIONAL                                  SMALLER
                                               SELECT                SMALL CAP            WANGER SELECT          COMPANIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            1,159,111              18,873,337             2,084,684           30,191,763
Participant deposits                                 17,541                 216,266                21,959              407,285
Participant transfers                                33,273              (1,053,680)              118,247           (1,638,263)
Participant withdrawals                            (118,719)             (2,629,720)             (343,748)          (4,166,646)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  1,091,206              15,406,203             1,881,142           24,794,139
                                          ====================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                               PHOENIX-                                 PHOENIX-ALLIANCE/
                                               ABERDEEN         PHOENIX-AIM MID-           BERNSTEIN         PHOENIX-ALLIANCE/
                                            INTERNATIONAL          CAP EQUITY            ENHANCED INDEX       BERNSTEIN GROWTH
                                                SERIES               SERIES                  SERIES            + VALUE SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                           13,704,410                 342,757            15,644,267               98,073
Participant deposits                                254,491                   3,026               325,872                3,602
Participant transfers                             2,200,813                  36,298            (1,735,227)              94,426
Participant withdrawals                          (1,799,680)                (29,046)           (1,896,550)              (5,179)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 14,360,034                 353,035            12,338,362              190,922
                                          ====================================================================================

                                            PHOENIX-DUFF &           PHOENIX-                PHOENIX-
                                              PHELPS REAL            ENGEMANN             ENGEMANN SMALL        PHOENIX-
                                          ESTATE SECURITIES       CAPITAL GROWTH            & MID-CAP         GOODWIN MONEY
                                                SERIES                SERIES              GROWTH SERIES       MARKET SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            7,405,079              97,843,911             1,357,030           20,049,875
Participant deposits                                 87,635               2,750,410                35,027              751,167
Participant transfers                              (215,928)             (8,065,929)              898,322             (581,758)
Participant withdrawals                            (843,832)            (11,247,547)              (83,400)          (8,413,579)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  6,432,954              81,280,845             2,206,979           11,805,705
                                          ====================================================================================

                                                PHOENIX-                                                      PHOENIX-KAYNE
                                             GOODWIN MULTI-        PHOENIX-JANUS          PHOENIX-KAYNE          SMALL-CAP
                                              SECTOR FIXED        FLEXIBLE INCOME        RISING DIVIDENDS      QUALITY VALUE
                                             INCOME SERIES            SERIES                  SERIES              SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                           28,708,330               2,786,277               170,052               29,789
Participant deposits                                363,035                  37,324                10,468                1,420
Participant transfers                            (2,036,465)               (606,746)              291,678              147,614
Participant withdrawals                          (3,773,036)               (384,515)              (17,588)             (15,376)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 23,261,864               1,832,340               454,610              163,447
                                          ====================================================================================

                                            PHOENIX-LAZARD
                                            INTERNATIONAL          PHOENIX-LAZARD        PHOENIX-LAZARD        PHOENIX-LORD
                                            EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP        ABBETT BOND-
                                               SERIES                 SERIES                 SERIES          DEBENTURE SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              356,196                  53,421                14,247              126,291
Participant deposits                                 10,286                   3,738                   322                  664
Participant transfers                               558,046                 173,207                67,967              220,302
Participant withdrawals                            (167,152)                 (6,805)               (2,346)             (48,941)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    757,376                 223,561                80,190              298,316
                                          ====================================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                             PHOENIX-LORD          PHOENIX-LORD            PHOENIX-MFS          PHOENIX-MFS
                                           ABBETT LARGE-CAP       ABBETT MID-CAP         INVESTORS GROWTH     INVESTORS TRUST
                                             VALUE SERIES          VALUE SERIES            STOCK SERIES           SERIES
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              390,226                  98,614             7,494,492               75,782
Participant deposits                                  8,246                   7,399               182,945                2,996
Participant transfers                               805,767                 308,820              (922,331)              78,332
Participant withdrawals                            (134,251)                (28,205)             (834,542)              (5,028)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  1,069,988                 386,628             5,920,564              152,082
                                          ====================================================================================

                                                                                                                 PHOENIX-
                                                                     PHOENIX-               PHOENIX-          OAKHURST GROWTH
                                             PHOENIX-MFS         NORTHERN DOW 30        NORTHERN NASDAQ-        AND INCOME
                                             VALUE SERIES             SERIES           100 INDEX(R) SERIES        SERIES
                                          -----------------    --------------------    ------------------    -----------------
Accumulation units outstanding,
   beginning of period                              829,397               1,670,744             1,178,256           24,412,273
Participant deposits                                 21,413                  23,512                48,802              474,095
Participant transfers                               309,314                (686,586)            2,371,537           (1,424,071)
Participant withdrawals                             (92,588)                (52,001)              (72,124)          (2,514,273)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  1,067,536                 955,669             3,526,471           20,948,024
                                          ====================================================================================

                                               PHOENIX-
                                               OAKHURST              PHOENIX-           PHOENIX-SANFORD      PHOENIX-SANFORD
                                              STRATEGIC           OAKHURST VALUE        BERNSTEIN GLOBAL      BERNSTEIN MID-
                                          ALLOCATION SERIES        EQUITY SERIES          VALUE SERIES       CAP VALUE SERIES
                                          -----------------    --------------------    ------------------    -----------------
Accumulation units outstanding,
   beginning of period                           48,443,032               8,159,890               438,319            9,686,274
Participant deposits                                692,028                 149,451                14,884              112,237
Participant transfers                            (2,072,530)              1,722,534               106,868             (490,246)
Participant withdrawals                          (5,610,177)               (637,968)              (43,162)            (818,686)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 41,452,353               9,393,907               516,909            8,489,579
                                          ====================================================================================

                                                                                                               PHOENIX-STATE
                                           PHOENIX-SANFORD        PHOENIX-SENECA         PHOENIX-SENECA       STREET RESEARCH
                                           BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME         SMALL-CAP
                                           CAP VALUE SERIES           SERIES                 SERIES            GROWTH SERIES
                                          -----------------    --------------------    ------------------    -----------------
Accumulation units outstanding,
   beginning of period                            2,075,188               7,361,693            17,205,662               67,797
Participant deposits                                 43,343                 191,930               414,427                3,578
Participant transfers                                (4,756)               (469,061)           (1,267,845)             404,218
Participant withdrawals                            (155,661)               (600,502)           (2,125,379)             (31,718)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  1,958,114               6,484,060            14,226,865              443,875
                                          ====================================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                                                                                              FEDERATED FUND
                                           AIM V.I. CAPITAL                              ALGER AMERICAN          FOR U.S.
                                             APPRECIATION        AIM V.I. PREMIER       LEVERAGED ALLCAP        GOVERNMENT
                                                FUND                EQUITY FUND             PORTFOLIO          SECURITIES II
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                              433,406                 706,344             1,425,803            7,332,312
Participant deposits                                  9,339                  30,935                62,746              179,198
Participant transfers                               432,948                 (15,316)              898,121           (1,268,089)
Participant withdrawals                             (77,113)                (89,092)             (159,876)          (1,511,657)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    798,580                 632,871             2,226,794            4,731,764
                                          ====================================================================================

                                            FEDERATED HIGH
                                             INCOME BOND                                   VIP GROWTH
                                              FUND II --         VIP CONTRAFUND(R)        OPPORTUNITIES         VIP GROWTH
                                            PRIMARY SHARES           PORTFOLIO              PORTFOLIO            PORTFOLIO
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            1,856,490               2,049,309               257,696            2,788,333
Participant deposits                                 26,412                  51,174                 1,862               97,172
Participant transfers                               889,304                 819,482               106,819            1,031,237
Participant withdrawals                            (354,573)               (398,289)              (33,357)            (363,526)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  2,417,633               2,521,676               333,020            3,553,216
                                          ====================================================================================

                                                                     TEMPLETON
                                                                     DEVELOPING             TEMPLETON            TEMPLETON
                                            MUTUAL SHARES             MARKETS                FOREIGN            GLOBAL ASSET
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND      ALLOCATION FUND
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            3,311,372               4,505,094             8,065,535            4,593,051
Participant deposits                                 43,463                  34,129               107,260               26,810
Participant transfers                               168,541                (495,776)               46,849             (176,843)
Participant withdrawals                            (398,037)               (470,414)           (1,395,697)            (358,968)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  3,125,339               3,573,033             6,823,947            4,084,050
                                          ====================================================================================

                                                                                           SCUDDER VIT
                                               TEMPLETON           RYDEX VARIABLE         EAFE(R) EQUITY       SCUDDER VIT
                                                GROWTH              TRUST SECTOR              INDEX          EQUITY 500 INDEX
                                           SECURITIES FUND         ROTATION FUND              FUND                 FUND
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                           16,093,187                       -               768,145              645,921
Participant deposits                                114,627                     247                19,296               17,686
Participant transfers                                68,596                 144,045                32,095              953,778
Participant withdrawals                          (6,368,560)                (32,189)              (44,400)             (87,734)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  9,907,850                 112,103               775,136            1,529,651
                                          ====================================================================================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------

                                                                                             WANGER
                                              TECHNOLOGY          WANGER FOREIGN          INTERNATIONAL
                                              PORTFOLIO               FORTY                 SMALL CAP          WANGER TWENTY
                                          -----------------    --------------------     -----------------    -----------------
Accumulation units outstanding,
   beginning of period                            4,101,723               1,236,779            21,490,966            1,923,364
Participant deposits                                306,075                  14,058               420,764               24,691
Participant transfers                             1,631,558                  28,029              (653,627)             317,381
Participant withdrawals                            (280,378)               (119,755)           (2,384,766)            (180,752)
                                          ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  5,758,978               1,159,111            18,873,337            2,084,684
                                          ====================================================================================

                                             WANGER U.S.
                                               SMALLER
                                              COMPANIES
                                          -----------------
Accumulation units outstanding,
   beginning of period                           37,131,914
Participant deposits                                536,718
Participant transfers                            (3,473,630)
Participant withdrawals                          (4,003,239)
                                          -----------------
Accumulation units outstanding,
   end of period                                 30,191,763
                                          =================

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the subaccounts the daily equivalent of .40%, .85% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $372,801, $425,666 and $473,650 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $586,118, $839,919 and $1,259,077 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

                             THE BIG EDGE CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small- Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (The Big Edge Choice(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Big Edge Choice(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                                                     [VERSION B]


                            THE PHOENIX EDGE(R) - VA
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027



                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company...........................................     2

Underwriter..............................................................     2


Performance History......................................................     2

Calculation of Yield and Return..........................................     9

Calculation of Annuity Payments .........................................    10

Fixed Annuity Payments...................................................    10

Experts .................................................................    11


Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06102 and administrative office.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 1 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                            INCEPTION*        1YR           5YR          10YR       INCEPTION
------------------------------------------------------------------------- --------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        12.05%        -4.72%        6.60%         6.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.35%       -11.34%                    -10.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.28%                                   17.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.88%        -5.66%                      3.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.96%        21.50%                     15.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -2.64%       -13.49%        3.87%         3.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.47%        -3.24%                      2.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.75%                                   -9.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.33%         1.16%        8.26%         8.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.74%         1.45%                      5.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.52%         0.57%        2.78%         2.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -0.90%         6.68%        7.94%         7.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.30%                                    0.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.37%                                    4.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.60%                                   15.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         7.47%                                   12.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -2.92%        -1.93%                     -1.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         2.07%                                  -19.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.70%        15.20%                      7.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.80%                                   15.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.01%        -6.51%                      3.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.20%       -11.38%                      5.46%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.10%                                   -2.00%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.73%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -1.89%                                   -4.86%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000          0.35%                                  -11.71%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -3.90%         4.53%                      4.25%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         2.46%         2.76%                      2.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.99%                                    0.14%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -0.70%                                   -6.82%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.22%                                  -10.04%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.48%         6.33%                      7.19%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.69%         1.51%                     -1.51%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.95%        -1.05%                      4.73%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          7.34%         3.60%                      7.43%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.63%         3.71%                      7.20%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.16%                                   -8.21%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          6.33%                                   17.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.70%                                   11.40%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999         10.45%        -6.71%                     -3.12%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.58%                                    2.31%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -8.78%       -23.64%                    -22.24%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         15.35%        -0.54%                     10.44%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.86%        -3.01%                     15.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.67%         9.34%                     13.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.77%         5.53%                     15.19%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 2 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                            INCEPTION*        1YR           5YR          10YR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        11.65%        -5.06%        6.22%         5.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.69%       -11.65%                    -10.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.62%                                   16.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.52%        -6.00%                      2.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.52%        21.07%                     15.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -2.98%       -13.80%        3.51%         3.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.11%        -3.59%                      2.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.39%                                   -9.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.68%         0.80%        7.88%         7.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.37%         1.10%                      5.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.85%         0.21%        2.42%         2.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -1.25%         6.30%        7.56%         7.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.64%                                   -0.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.72%                                    4.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.19%                                   15.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         7.09%                                   12.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -3.26%        -2.28%                     -1.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         1.71%                                  -19.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.30%        14.80%                      6.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.40%                                   15.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.36%        -6.84%                      3.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.55%       -11.69%                      5.09%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.45%                                   -2.35%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.76%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -2.24%                                   -5.20%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000          0.00%                                  -12.03%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -4.24%         4.16%                      3.88%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         2.10%         2.39%                      1.96%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.61%                                   -0.22%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -1.05%                                   -7.15%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.56%                                  -10.36%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.11%         5.96%                      6.81%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.29%         1.14%                     -1.86%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.56%        -1.40%                      4.36%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          6.96%         3.24%                      7.05%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.25%         3.34%                      6.82%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.45%                                   -8.53%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          5.95%                                   17.31%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.33%                                   11.01%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999         10.06%        -7.04%                     -3.46%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.22%                                    1.94%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -9.10%       -23.92%                    -22.52%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         14.94%        -0.89%                     10.04%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.43%        -3.35%                     14.96%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.28%         8.96%                     12.96%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.38%         5.16%                     14.79%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 3 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                           INCEPTION*        1YR           5YR           10YR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994        11.54%       -5.16%         6.09%         5.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                    12/20/1999        -3.78%      -11.74%                     -10.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002        -5.71%                                   16.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997         1.42%       -6.09%                       2.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         24.39%       20.95%                      15.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994        -3.08%      -13.88%         3.38%         3.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998          2.01%       -3.68%                       2.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000         1.29%                                   -9.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994        -0.78%        0.70%         7.74%         7.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998          4.26%        0.99%                       5.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994        -6.94%        0.11%         2.29%         2.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994        -1.35%        6.20%         7.47%         7.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         -2.74%                                   -0.41%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002        -2.82%                                    4.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002        16.07%                                   14.97%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002         6.98%                                   12.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/20/1999        -3.36%       -2.37%                      -1.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000         1.61%                                  -19.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         11.19%       14.68%                       6.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000        13.29%                                   15.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998         -1.46%       -6.92%                       3.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996        -2.65%      -11.78%                       4.96%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001        -1.55%                                   -2.45%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.76%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001        -2.34%                                   -5.29%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     6/5/2000         -0.11%                                  -12.12%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999        -4.34%        4.06%                       3.77%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999         1.99%        2.29%                       1.86%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   6/5/2000          6.50%                                   -0.32%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            6/5/2000         -1.15%                                   -7.24%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          6/5/2000         -4.66%                                  -10.45%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                        11/2/1998         4.00%        5.85%                       6.70%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund         5/1/1997         15.17%        1.05%                      -1.98%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                    5/1/1997          9.45%       -1.50%                       4.24%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund               5/1/1997          6.86%        3.13%                       6.96%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                     5/1/1997          7.14%        3.24%                       6.70%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005         N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                6/2/2003        -17.53%                                   -8.62%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                6/2/2003          5.84%                                   17.19%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     6/2/2003          2.23%                                   10.89%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         7/15/1999         9.95%       -7.13%                      -3.56%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/29/2001         2.12%                                    1.84%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         12/20/1999        -9.19%      -24.00%                     -22.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999         14.82%       -0.99%                       9.92%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995         20.31%       -3.45%                      14.81%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999         10.17%        8.85%                      12.84%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995          9.27%        5.05%                      14.65%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                      ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                     1995    1996    1997    1998    1999     2000     2001    2002   2003    2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              8.56%  17.53%  10.99%   26.73%  28.30%  -16.57% -24.73% -15.57%  30.68% 19.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -11.97% -24.54% -29.48%  19.74%  3.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               52.01%  1.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           30.45%  17.74%  -12.26% -12.70% -24.37%  25.09%  8.85%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                    31.86%  20.91%  -21.95%   3.80%   29.62%   5.66%  11.07%  37.02% 33.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            29.65%  11.52%  19.94%   28.79%  28.50%  -18.52% -35.17% -25.49%  25.35%  4.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.93%   -7.44%  -9.00% -23.21%  26.32%  9.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.39% -29.45%  45.10%  8.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series      17.09%   8.02%  19.60%   19.66%  10.24%   -0.31%   0.95% -12.37%  18.79%  6.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               23.17%   31.00% -18.70% -22.64%  22.76% 11.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                4.70%   4.03%   4.19%    4.10%   3.85%    5.09%   2.88%   0.51%  -0.22% -0.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  22.37%  11.35%  10.04%   -5.06%   4.47%    5.53%   5.13%   9.01%  13.54%  5.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                      4.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               18.02%  4.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        19.20% 24.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.65% 14.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.40%  -6.83% -16.26%  26.26%  3.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -33.66% -38.14%  47.51%  9.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.13%   15.85%  21.88%  -9.37%  39.71% 19.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    14.71%  -9.36%  42.57% 21.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               44.28%   12.73% -25.96% -33.11%  27.67%  5.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             16.06%   43.35%  53.57%  -12.26% -28.02% -35.57%  36.03%  4.49%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                34.47%  16.52%  12.49%   18.23%  43.32%  -11.71% -23.97% -25.04%  28.35%  5.67%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -11.90%  26.18% 12.80%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      35.03%  13.98%  22.58%   31.22%  28.73%  -15.41% -13.35% -30.89%  23.95%  4.82%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 11.03%  18.61%   56.42%  76.47%  -25.51% -16.69% -34.51%  33.51%  7.21%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   7.74%   3.21%   7.55%    6.64%  -1.52%    9.99%   6.06%   8.07%   1.44%  2.68%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                19.25%  13.22%  12.76%    1.73%   1.36%   -9.84%   0.47%   0.48%  21.12%  9.47%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.77%  23.04%   -7.54% -13.16% -10.24%  27.20% 14.30%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         23.39%   3.25%  -17.91% -15.22% -22.62%  28.49%  6.10%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       38.13%  36.06%  -11.86% -18.47% -30.83%  31.59%  2.33%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                              8.28%   11.45%   6.08% -12.61%  24.02% 11.62%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                             -30.06%  -21.79%  51.87%  -32.66%  -8.92%  -1.05%  51.62% 23.59%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund        13.97%  22.12%  12.44%    8.05%  22.10%   -3.24% -16.76% -19.30%  31.02% 17.46%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund   21.11%  17.46%  14.18%    5.10%  21.41%   -0.85% -10.76%  -5.25%  30.77% 14.68%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund         23.78%  20.98%  10.54%    0.03%  27.56%    6.22%  -2.20% -19.22%  30.95% 14.98%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.08%   4.19%   19.97%  17.56% -18.41%  35.99% 13.86%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.96%  16.95%  6.92%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       28.66%  18.31%  23.54%   11.87%  15.69%   14.74%  -7.56% -18.77%  29.84% 11.64%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     51.08%   7.08% -10.59%  23.64% 22.93%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             11.47%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                             28.90%  22.16%  -21.02% -24.27% -36.30%  37.94% 13.59%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.73%  9.72%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.46%  26.42%  -17.40% -25.37% -22.30%  32.15% 17.99%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.56%  19.31%  -10.05% -12.99% -23.02%  27.00%  9.60%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.27% -49.32% -49.43%  46.45% -2.53%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.46% -27.28% -16.06%  39.97% 23.22%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            30.78%  -2.39%   15.24% 124.39%  -28.50% -21.98% -14.61%  47.53% 29.10%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.48%   8.11%  -8.45%  29.55% 18.23%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             45.23%  28.20%    7.66%  23.92%   -8.98%  10.38% -17.56%  41.93% 17.27%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1995     1996     1997    1998   1999     2000    2001    2002     2003    2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              8.18%   17.12%  10.60%  26.29%  27.86% -16.86% -25.00%  -15.87%  30.22%  19.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                 -12.27% -24.80%  -29.73%  19.32%   2.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.47%   0.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           29.99%  17.33% -12.57% -13.01%  -24.64%  24.65%   8.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                     31.39%  20.49% -22.22%   3.45%  29.18%   5.28%   10.68%  36.54%  33.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            29.20%   11.13%  19.53%  28.34%  28.04% -18.81% -35.41%  -25.75%  24.91%   3.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.56%  -7.77%  -9.32%  -23.48%  25.87%   9.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.65%  -29.70%  44.59%   8.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series      16.68%    7.64%  19.18%  19.24%   9.90%  -0.66%   0.59%  -12.68%  18.38%   6.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               22.74%  30.55% -18.99%  -22.91%  22.33%  11.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                4.34%    3.66%   3.83%   3.74%   3.50%   4.73%   2.52%    0.15%  -0.57%  -0.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  21.95%   10.96%   9.65%  -5.39%   4.11%   5.16%   4.76%    8.62%  13.14%   5.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.61%   3.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.78%  24.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.19%  14.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                             -6.73%  -7.16%  -16.56%  25.81%   3.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -33.90%  -38.36%  46.99%   8.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.43%  15.46%  21.45%   -9.69%  39.21%  18.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   14.31%   -9.68%  42.07%  21.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               43.79%  12.34% -26.23%  -33.34%  27.22%   5.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              15.66%  42.85%  53.08% -12.57% -28.28%  -35.79%  35.55%   4.12%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                34.01%   16.11%  12.10%  17.82%  42.82% -12.01% -24.24%  -25.30%  27.90%   5.29%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.21%  25.74%  12.40%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      34.56%   13.58%  22.15%  30.76%  28.29% -15.71% -13.66%  -31.13%  23.52%   4.45%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  10.63%  18.19%  55.87%  75.85% -25.77% -16.99%  -34.74%  33.04%   6.84%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   7.37%    2.85%   7.18%   6.27%  -1.87%   9.61%   5.69%    7.68%   1.09%   2.31%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                18.83%   12.83%  12.36%   1.37%   1.01% -10.15%   0.11%    0.12%  20.69%   9.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.32%  22.61%  -7.87% -13.46%  -10.56%  26.75%  13.90%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         22.96%   2.89% -18.21% -15.52%  -22.89%  28.04%   5.72%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       37.65%  35.58% -12.17% -18.76%  -31.07%  31.12%   1.97%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                              7.90%  11.07%   5.71%  -12.91%  23.58%  11.22%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                              -30.31% -22.07%  51.36% -32.90%  -9.24%   -1.40%  51.08%  23.15%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund        13.57%   21.69%  12.05%   7.67%  21.68%  -3.58% -17.05%  -19.58%  30.56%  17.05%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund   20.69%   17.05%  13.78%   4.73%  20.99%  -1.19% -11.08%   -5.58%  30.31%  14.27%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund         23.35%   20.56%  10.16%  -0.32%  27.16%   5.85%  -2.55%  -19.51%  30.48%  14.58%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.42%   3.82%  19.55%  17.15%  -18.70%  35.52%  13.46%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.58%  16.54%  6.54%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       28.21%   17.90%  23.11%  11.48%  15.29%  14.34%  -7.88%  -19.05%  29.39%  11.25%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                    50.55%   6.70%  -10.91%  23.21%  22.50%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.78%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                             28.45%  21.73% -21.29% -24.54%  -36.52%  37.46%  13.19%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.28%   9.33%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.04%  25.98% -17.69% -25.64%  -22.58%  31.69%  17.58%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.12%  18.89% -10.36% -13.30%  -23.29%  26.56%   9.21%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                      -24.54% -49.50%  -49.61%  45.93%  -2.87%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                -2.80% -27.54%  -16.35%  39.47%  22.78%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             30.32%  -2.74%  14.83% 123.65% -28.75% -22.26%  -14.91%  47.01%  28.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                               8.10%   7.72%   -8.77%  29.09%  17.82%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              44.72%  27.76%   7.29%  23.50%  -9.30%   9.99%  -17.85%  41.43%  16.85%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                       1995   1996     1997    1998   1999     2000    2001    2002     2003   2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                8.02%  16.94%  10.44%  26.10%  27.67% -16.94% -25.08%  -15.96%  30.09% 19.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.36% -24.88%  -29.80%  19.19%  2.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                51.32%  0.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            29.80%  17.18% -12.66% -13.10%  -24.72%  24.53%  8.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         31.20%  20.31% -22.34%   3.30%  29.05%   5.18%   10.57%  36.40% 32.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              29.01%  10.96%  19.35%  28.15%  27.87% -18.89% -35.48%  -25.83%  24.78%  3.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.36%  -7.86%  -9.41%  -23.56%  25.74%  8.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.73%  -29.77%  44.45%  8.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        16.51%   7.48%  19.01%  19.06%   9.71%  -0.75%   0.49%  -12.77%  18.26%  6.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                22.55%  30.42% -19.07%  -22.99%  22.20% 11.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  4.18%   3.51%   3.67%   3.58%   3.34%   4.62%   2.41%    0.05%  -0.67% -0.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    21.89%  10.91%   9.60%  -5.44%   4.04%   5.05%   4.65%    8.51%  13.03%  5.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                          3.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.49%  3.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.66% 23.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.06% 14.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.82%  -7.26%  -16.64%  25.68%  3.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                        -33.93%  -38.42%  46.84%  8.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                     -11.49%  15.32%  21.32%   -9.78%  39.07% 18.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    14.20%   -9.77%  41.92% 21.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                43.64%  12.27% -26.30%  -33.41%  27.10%  5.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.48%  42.64%  52.84% -12.66% -28.35%  -35.86%  35.41%  4.01%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  33.87%  15.99%  11.98%  17.70%  42.68% -12.10% -24.32%  -25.38%  27.77%  5.19%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                           -12.29%  25.61% 12.29%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        34.43%  13.47%  22.03%  30.63%  28.16% -15.79% -13.74%  -31.20%  23.39%  4.34%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   10.52%  18.07%  55.72%  75.68% -25.85% -17.07%  -34.80%  32.91%  6.73%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7.21%   2.69%   7.02%   6.11%  -2.01%   9.51%   5.58%    7.58%   0.98%  2.21%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  18.77%  12.77%  12.31%   1.32%   0.94% -10.23%   0.01%    0.02%  20.57%  8.97%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 28.20%  22.48%  -7.96% -13.55%  -10.65%  26.62% 13.78%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          22.84%   2.79% -18.29% -15.60%  -22.97%  27.91%  5.61%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        37.51%  35.45% -12.26% -18.84%  -31.14%  30.99%  1.87%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                                               7.73%  10.96%   5.60%  -13.00%  23.46% 11.11%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities
Fund                                                               -30.41% -22.18%  50.99% -32.95%  -9.33%   -1.49%  50.93% 23.03%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund          13.40%  21.51%  11.88%   7.51%  21.50%  -3.68% -17.14%  -19.66%  30.43% 16.93%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund     20.63%  16.99%  13.74%   4.68%  20.91%  -1.29% -11.17%   -5.68%  30.17% 14.16%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund           23.17%  20.37%   9.99%  -0.47%  26.97%   5.74%  -2.65%  -19.59%  30.35% 14.46%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.51%  3.72%   19.43%  17.03%  -18.78%  35.38% 13.34%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                    6.48%   16.42%   6.44%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                         28.08% 17.78%   22.99%  11.37% 15.17%   14.23%  -7.98%  -19.13%  29.26% 11.14%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     50.40%  6.59%   -10.99%  23.08% 22.38%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              11.87%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.32%  21.61% -21.37% -24.61%  -36.59%  37.32% 13.08%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.15%  9.22%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       19.86%  25.80% -17.74% -25.71%  -22.66%  31.56% 17.46%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           26.99%  18.77% -10.45% -13.39%  -23.37%  26.43%  9.10%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.62% -49.56%  -49.66%  45.78% -2.97%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.89% -27.62%  -16.44%  39.33% 22.66%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              30.12%  -2.88%  14.66% 123.32% -28.82% -22.34%  -15.00%  46.86% 28.51%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.00%   7.61%   -8.87%  28.96% 17.70%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               44.50%  27.57%   7.12%  23.32%  -9.39%   9.88%  -17.93%  41.29% 16.74%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2004:


DEATH BENEFIT OPTION 1 CONTRACTS

Value of hypothetical pre-existing account with
  exactly one Unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:...........   1.000115
Calculation:
  Ending account value...............................   1.000115
  Less beginning account value.......................   1.000000
  Net change in account value........................   0.000115
Base period return:
  (net change/beginning account value)...............   0.000115
Current yield = return x (365/7) =...................      0.60%
Effective yield = [(1 + return)(365/7)]-1 =..........      0.60%


DEATH BENEFIT OPTION 2 CONTRACTS

Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:...........   1.000047
Calculation:
  Ending account value...............................   1.000047
  Less beginning account value.......................   1.000000
  Net change in account value........................   0.000047
Base period return:
  (net change/beginning account value)...............   0.000047
Current yield = return x (365/7) =...................      0.25%
Effective yield = [(1 + return)(365/7)]-1 =..........      0.25%


DEATH BENEFIT OPTION 3 CONTRACTS

Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
  changes) at the end of the 7-day period:...........   1.000028
Calculation:
  Ending account value...............................   1.000028
  Less beginning account value.......................   1.000000
  Net change in account value........................   0.000028
Base period return:
  (net change/beginning account value)...............   0.000028
Current yield = return x (365/7) =...................      0.15%
Effective yield = [(1 + return)(365/7)]-1 =..........      0.15%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

     The financial statements of PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 1)), PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 2)) and PHL Variable Accumulation Account (The Phoenix Edge(R) - VA (Death Benefit Option 3)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.













1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM.

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T

        The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                DECEMBER 31,2004

                                                          DEATH BENEFIT OPTION 1




                                [LOGO] PHOENIX(R)

                 VA0217AR1 (C) 2005 The Phoenix Companies,Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                            INTERNATIONAL           GROWTH               GROWTH            ENHANCED INDEX
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        8,690,602    $      12,963,349    $         679,771    $        3,891,705
                                         ==================    =================    =================    ==================
   Investment at market                  $        8,113,024    $       8,257,966    $         808,827    $        3,068,423
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 8,113,024            8,257,966              808,827             3,068,423
LIABILITIES
   Accrued expenses                                   6,013                6,252                  598                 2,311
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        8,107,011    $       8,251,714    $         808,229    $        3,066,112
                                         ==================    =================    =================    ==================
   Accumulation units                             8,107,011            8,239,767              808,229             3,066,112
   Contract units in payout
      (annuitization) period                            -                 11,947                  -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        8,107,011    $       8,251,714    $         808,229    $        3,066,112
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 4,132,930            7,035,687              261,400             1,805,999
                                         ==================    =================    =================    ==================
Unit value                               $         1.961565    $        1.172837    $        3.091925    $         1.697738
                                         ==================    =================    =================    ==================

                                                                                         PHOENIX-              PHOENIX-
                                            PHOENIX-DUFF &          PHOENIX-             ENGEMANN              ENGEMANN
                                             PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                          ESTATE SECURITIES      CAPITAL GROWTH           INCOME                GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        3,269,119    $      20,498,440    $      10,221,492    $        1,360,435
                                         ==================    =================    =================    ==================
   Investment at market                  $        5,628,475    $      10,943,336    $       9,622,201    $        1,228,857
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 5,628,475           10,943,336            9,622,201             1,228,857
LIABILITIES
   Accrued expenses                                   4,264                8,311                7,297                   977
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        5,624,211    $      10,935,025    $       9,614,904    $        1,227,880
                                         ==================    =================    =================    ==================
   Accumulation units                             5,624,211           10,933,995            9,602,247             1,227,880
   Contract units in payout
      (annuitization) period                            -                  1,030               12,657                   -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        5,624,211    $      10,935,025    $       9,614,904    $        1,227,880
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   942,031            8,796,825            4,949,457               970,452
                                         ==================    =================    =================    ==================
Unit value                               $         5.970301    $        1.243065    $        1.942618    $         1.265266
                                         ==================    =================    =================    ==================

                                              PHOENIX-                                                        PHOENIX-
                                              ENGEMANN              PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                             STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                             ALLOCATION              EQUITY               MARKET               INCOME
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $       16,069,180    $      11,800,091    $       3,062,706    $        9,928,574
                                         ==================    =================    =================    ==================
   Investment at market                  $       16,099,819    $      11,303,155    $       3,062,706    $       10,446,284
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                16,099,819           11,303,155            3,062,706            10,446,284
LIABILITIES
   Accrued expenses                                  12,256                8,537                2,316                 7,954
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $       16,087,563    $      11,294,618    $       3,060,390    $       10,438,330
                                         ==================    =================    =================    ==================
   Accumulation units                            16,087,563           11,294,618            3,056,002            10,414,083
   Contract units in payout
      (annuitization) period                            -                    -                  4,388                24,247
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $       16,087,563    $      11,294,618    $       3,060,390    $       10,438,330
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 6,582,414            4,053,856            1,390,513             3,486,737
                                         ==================    =================    =================    ==================
Unit value                               $         2.444022    $        2.786142    $        2.200907    $         2.993724
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-
                                            GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                             SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                              TERM BOND         RISING DIVIDENDS       QUALITY VALUE        EQUITY SELECT
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        1,639,461    $         783,706    $         363,872    $        1,269,177
                                         ==================    =================    =================    ==================
   Investment at market                  $        1,665,682    $         917,095    $         474,533    $        1,550,917
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 1,665,682              917,095              474,533             1,550,917
LIABILITIES
   Accrued expenses                                   1,265                  693                  346                 1,152
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        1,664,417    $         916,402    $         474,187    $        1,549,765
                                         ==================    =================    =================    ==================
   Accumulation units                             1,664,417              916,402              474,187             1,549,765
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        1,664,417    $         916,402    $         474,187    $        1,549,765
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,556,751              386,841              158,658               549,655
                                         ==================    =================    =================    ==================
Unit value                               $         1.069161    $        2.368936    $        2.988741    $         2.819523
                                         ==================    =================    =================    ==================

                                                                  PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                            PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                           SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          244,355    $         328,553    $       3,423,515    $          989,822
                                         ==================    =================    =================    ==================
   Investment at market                  $          288,542    $         346,190    $       3,955,396    $        1,314,716
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   288,542              346,190            3,955,396             1,314,716
LIABILITIES
   Accrued expenses                                     218                  248                2,949                   969
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          288,324    $         345,942    $       3,952,447    $        1,313,747
                                         ==================    =================    =================    ==================
   Accumulation units                               288,324              345,942            3,952,447             1,313,747
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          288,324    $         345,942    $       3,952,447    $        1,313,747
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                    94,702              130,145            1,386,899               433,875
                                         ==================    =================    =================    ==================
Unit value                               $         3.044538    $        2.658123    $        2.849845    $         3.027942
                                         ==================    =================    =================    ==================

                                                                    PHOENIX-
                                                                    NORTHERN         PHOENIX-SANFORD      PHOENIX-SANFORD
                                              PHOENIX-             NASDAQ-100         BERNSTEIN MID-      BERNSTEIN SMALL-
                                           NORTHERN DOW 30          INDEX(R)            CAP VALUE            CAP VALUE
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        2,716,291    $       1,112,277    $       5,717,918    $        3,154,410
                                         ==================    =================    =================    ==================
   Investment at market                  $        2,745,142    $       1,256,551    $       7,281,363    $        4,104,245
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 2,745,142            1,256,551            7,281,363             4,104,245
LIABILITIES
   Accrued expenses                                   2,120                  970                5,475                 3,092
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,743,022    $       1,255,581    $       7,275,888    $        4,101,153
                                         ==================    =================    =================    ==================
   Accumulation units                             2,743,022            1,255,581            7,275,888             4,101,153
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,743,022    $       1,255,581    $       7,275,888    $        4,101,153
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,428,640            1,520,346            1,687,253             1,052,510
                                         ==================    =================    =================    ==================
Unit value                               $         1.920023    $        0.825852    $        4.312269    $         3.896547
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        8,792,130    $       8,543,469    $         778,274    $          438,466
                                         ==================    =================    =================    ==================
   Investment at market                  $        6,035,886    $       4,051,489    $         907,871    $          427,065
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 6,035,886            4,051,489              907,871               427,065
LIABILITIES
   Accrued expenses                                   4,558                3,115                  696                   304
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        6,031,328    $       4,048,374    $         907,175    $          426,761
                                         ==================    =================    =================    ==================
   Accumulation units                             6,029,931            4,048,374              907,175               426,761
   Contract units in payout
      (annuitization) period                          1,397                  -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        6,031,328    $       4,048,374    $         907,175    $          426,761
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 2,887,306            2,665,988              502,611               419,722
                                         ==================    =================    =================    ==================
Unit value                               $         2.088912    $        1.518527    $        1.804926    $         1.016770
                                         ==================    =================    =================    ==================

                                                                                      FEDERATED FUND      FEDERATED HIGH
                                                                 ALGER AMERICAN          FOR U.S.           INCOME BOND
                                          AIM V.I. PREMIER          LEVERAGED           GOVERNMENT           FUND II --
                                               EQUITY                ALLCAP           SECURITIES II        PRIMARY SHARES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          934,851    $       2,697,310    $       9,860,201    $        2,284,811
                                         ==================    =================    =================    ==================
   Investment at market                  $          927,425    $       3,033,924    $      10,311,368    $        2,238,948
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   927,425            3,033,924           10,311,368             2,238,948
LIABILITIES
   Accrued expenses                                     704                2,376                7,795                 1,727
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          926,721    $       3,031,548    $      10,303,573    $        2,237,221
                                         ==================    =================    =================    ==================
   Accumulation units                               926,721            3,031,548           10,303,573             2,237,221
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          926,721    $       3,031,548    $      10,303,573    $        2,237,221
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   581,112            2,527,897            3,878,916               909,692
                                         ==================    =================    =================    ==================
Unit value                               $         1.594737    $        1.199237    $        2.656302    $         2.459318
                                         ==================    =================    =================    ==================

                                                                   VIP GROWTH                               MUTUAL SHARES
                                          VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        6,222,665    $         389,899    $       2,939,088    $        2,109,009
                                         ==================    =================    =================    ==================
   Investment at market                  $        7,710,376    $         479,900    $       3,595,048    $        2,505,198
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 7,710,376              479,900            3,595,048             2,505,198
LIABILITIES
   Accrued expenses                                   5,674                  373                2,764                 1,862
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        7,704,702    $         479,527    $       3,592,284    $        2,503,336
                                         ==================    =================    =================    ==================
   Accumulation units                             7,704,702              479,527            3,592,284             2,503,336
   Contract in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        7,704,702    $         479,527    $       3,592,284    $        2,503,336
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 3,599,292              310,972            2,782,368               866,912
                                         ==================    =================    =================    ==================
Unit value                               $         2.140616    $        1.542026    $        1.291089    $         2.887648
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON            TEMPLETON            TEMPLETON
                                              MARKETS               FOREIGN            GLOBAL ASSET            GROWTH
                                             SECURITIES            SECURITIES           ALLOCATION           SECURITIES
                                             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          393,851    $       4,262,913    $         239,353    $        4,311,887
                                         ==================    =================    =================    ==================
   Investment at market                  $          513,357    $       4,247,678    $         260,141    $        4,800,356
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   513,357            4,247,678              260,141             4,800,356
LIABILITIES
   Accrued expenses                                     381                3,210                  194                 3,566
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          512,976    $       4,244,468    $         259,947    $        4,796,790
                                         ==================    =================    =================    ==================
   Accumulation units                               512,976            4,244,468              259,947             4,796,790
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          512,976    $       4,244,468    $         259,947    $        4,796,790
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   185,286            1,922,084               93,852             1,663,760
                                         ==================    =================    =================    ==================
Unit value                               $         2.768561    $        2.208263    $        2.769743    $         2.883102
                                         ==================    =================    =================    ==================

                                                                                      RYDEX VARIABLE         SCUDDER VIT
                                            RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR          EAFE(R) EQUITY
                                              TRUST JUNO           TRUST NOVA            ROTATION               INDEX
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $          572,015    $         137,552    $          79,006    $        1,444,814
                                         ==================    =================    =================    ==================
   Investment at market                  $          508,860    $         169,322    $          93,362    $        1,313,967
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                   508,860              169,322               93,362             1,313,967
LIABILITIES
   Accrued expenses                                     381                  128                   70                   981
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          508,479    $         169,194    $          93,292    $        1,312,986
                                         ==================    =================    =================    ==================
   Accumulation units                               508,479              169,194               93,292             1,312,986
   Contract units in payout
      (annuitization) period                            -                    -                    -                     -
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $          508,479    $         169,194    $          93,292    $        1,312,986
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                   545,039              122,320               73,604               758,078
                                         ==================    =================    =================    ==================
Unit value                               $         0.932922    $        1.383214    $        1.267487    $         1.731994
                                         ==================    =================    =================    ==================

                                                                                          WANGER                WANGER
                                             SCUDDER VIT                               INTERNATIONAL        INTERNATIONAL
                                           EQUITY 500 INDEX        TECHNOLOGY             SELECT              SMALL CAP
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                    $        2,220,126    $       4,009,462    $       2,075,918    $       12,094,901
                                         ==================    =================    =================    ==================
   Investment at market                  $        2,599,621    $       1,014,188    $       1,964,993    $       10,796,276
                                         ------------------    -----------------    -----------------    ------------------
     Total assets                                 2,599,621            1,014,188            1,964,993            10,796,276
LIABILITIES
   Accrued expenses                                   1,951                  795                1,464                 8,069
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,597,670    $       1,013,393    $       1,963,529    $       10,788,207
                                         ==================    =================    =================    ==================
   Accumulation units                             2,597,670            1,013,393            1,958,018            10,768,461
   Contract units in payout
      (annuitization) period                            -                    -                  5,511                19,746
                                         ------------------    -----------------    -----------------    ------------------
NET ASSETS                               $        2,597,670    $       1,013,393    $       1,963,529    $       10,788,207
                                         ==================    =================    =================    ==================
   Accumulation units outstanding                 1,138,638            1,808,264              624,144             3,749,416
                                         ==================    =================    =================    ==================
Unit value                               $         2.281384    $        0.560423    $        3.145953    $         2.877303
                                         ==================    =================    =================    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                   WANGER U.S.
                                                                    SMALLER
                                            WANGER SELECT          COMPANIES
                                             SUBACCOUNT            SUBACCOUNT
                                         ------------------    -----------------
ASSETS
   Investment at cost                    $        1,376,299    $      11,823,047
                                         ==================    =================
   Investment at market                  $        2,141,422    $      18,471,483
                                         ------------------    -----------------
      Total assets                                2,141,422           18,471,483
LIABILITIES
   Accrued expenses                                   1,613               13,866
                                         ------------------    -----------------
NET ASSETS                               $        2,139,809    $      18,457,617
                                         ==================    =================
   Accumulation units                             2,139,809           18,454,371
   Contract units in payout
      (annuitization) period                            -                  3,246
                                         ------------------    -----------------
NET ASSETS                               $        2,139,809    $      18,457,617
                                         ==================    =================
Accumulation units outstanding                      566,930            5,799,949
                                         ==================    =================
Unit value                               $         3.774378    $        3.182376
                                         ==================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                              PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                        ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                     INTERNATIONAL           GROWTH              GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          184,260   $           7,710   $             -     $           43,899
Expenses
   Mortality and expense fees                                 55,466              77,349               6,653               28,072
   Indexing (gain) loss                                        1,320                 910                  85                  379
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 127,474             (70,549)             (6,738)              15,448
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              18,877            (390,733)            (14,485)             (53,397)
Net realized gain distribution from Fund                         -                   -                12,436                  -
Net change in unrealized appreciation
   (depreciation) on investment                            1,237,447             694,532              (9,515)             290,167
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                              1,256,324             303,799             (11,564)             236,770
Net increase (decrease) in net assets resulting
   from operations                                $        1,383,798   $         233,250   $         (18,302)  $          252,218
                                                  ==================   =================   =================   ==================

                                                                                                PHOENIX-             PHOENIX-
                                                     PHOENIX-DUFF &         PHOENIX-            ENGEMANN             ENGEMANN
                                                      PHELPS REAL           ENGEMANN           GROWTH AND           SMALL-CAP
                                                   ESTATE SECURITIES     CAPITAL GROWTH          INCOME               GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          122,228   $          93,753   $         106,996   $              -
Expenses
   Mortality and expense fees                                 45,611             102,182              78,171               12,767
   Indexing (gain) loss                                        1,372               1,133               1,106                  240
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  75,245              (9,562)             27,719              (13,007)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              62,798            (968,691)            (15,165)             (22,903)
Net realized gain distribution from Fund                     452,208                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              771,753           1,409,804             814,885               68,116
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                              1,286,759             441,113             799,720               45,213
Net increase (decrease) in net assets resulting
   from operations                                $        1,362,004   $         431,551   $         827,439   $           32,206
                                                  ==================   =================   =================   ==================

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN            PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                       STRATEGIC         ENGEMANN VALUE       GOODWIN MONEY        SECTOR FIXED
                                                       ALLOCATION            EQUITY              MARKET               INCOME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          411,789   $          92,414   $          29,518   $          591,961
Expenses
   Mortality and expense fees                                142,442              93,923              35,458               87,161
   Indexing (gain) loss                                        1,401               1,370                 179                  711
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 267,946              (2,879)             (6,119)             504,089
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              20,851              98,501                 -                  2,247
Net realized gain distribution from Fund                     405,375                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              295,440           1,084,322                 -                 84,910
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                721,666           1,182,823                 -                 87,157
Net increase (decrease) in net assets resulting
   from operations                                $          989,612   $       1,179,944   $          (6,119)  $          591,246
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                       TERM BOND        RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $          140,951   $          12,729   $           3,275   $           14,916
Expenses
   Mortality and expense fees                                 38,070               8,275               3,248                9,778
   Indexing (gain) loss                                         (139)                100                  73                  178
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 103,020               4,354                 (46)               4,960
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions             (75,205)                523                 863                2,220
Net realized gain distribution from Fund                         -                   -                 4,554                8,491
Net change in unrealized appreciation
   (depreciation) on investment                              (29,069)             32,824              78,413              157,265
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                               (104,274)             33,347              83,830              167,976
Net increase (decrease) in net assets resulting
   from operations                                $           (1,254)  $          37,701   $          83,784   $          172,936
                                                  ==================   =================   =================   ==================

                                                                          PHOENIX-LORD        PHOENIX-LORD         PHOENIX-LORD
                                                     PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP      ABBETT MID-CAP
                                                    SMALL-CAP VALUE         DEBENTURE             VALUE               VALUE
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $          17,169   $          28,522   $            5,257
Expenses
   Mortality and expense fees                                  9,264               2,726              19,189                8,129
   Indexing (gain) loss                                          134                  26                 370                  184
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (9,398)             14,417               8,963               (3,056)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              30,050               2,847                 562               (1,058)
Net realized gain distribution from Fund                      28,358               4,505              12,797                7,653
Net change in unrealized appreciation
   (depreciation) on investment                              (52,493)              4,085             406,968              207,051
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  5,915              11,437             420,327              213,646
Net increase (decrease) in net assets resulting
   from operations                                $           (3,483)  $          25,854   $         429,290   $          210,590
                                                  ==================   =================   =================   ==================

                                                                            PHOENIX-
                                                                            NORTHERN        PHOENIX-SANFORD      PHOENIX-SANFORD
                                                       PHOENIX-            NASDAQ-100        BERNSTEIN MID-      BERNSTEIN SMALL-
                                                    NORTHERN DOW 30         INDEX(R)           CAP VALUE           CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           45,631   $           6,981   $          10,134   $              -
Expenses
   Mortality and expense fees                                 25,446              11,507              52,355               34,289
   Indexing (gain) loss                                          264                 193               1,089                  741
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  19,921              (4,719)            (43,310)             (35,030)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              14,509               3,126              69,467               51,217
Net realized gain distribution from Fund                         -                   -               487,769              330,620
Net change in unrealized appreciation
   (depreciation) on investment                               57,776              97,000             682,854              425,015
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 72,285             100,126           1,240,090              806,852
Net increase (decrease) in net assets resulting
   from operations                                $           92,206   $          95,407   $       1,196,780   $          771,822
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                     MID-CAP GROWTH      STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $             -     $             -     $              654
Expenses
   Mortality and expense fees                                 48,645              37,435               6,797                  304
   Indexing (gain) loss                                          731                 487                  97                    6
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 (49,376)            (37,922)             (6,894)                 344
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions            (187,858)           (445,433)             (2,280)                 (25)
Net realized gain distribution from Fund                         -                   -                   -                 19,313
Net change in unrealized appreciation
   (depreciation) on investment                              608,224             644,656              52,120              (11,401)
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                420,366             199,223              49,840                7,887
Net increase (decrease) in net assets resulting
   from operations                                $          370,990   $         161,301   $          42,946   $            8,231
                                                  ==================   =================   =================   ==================

                                                                                             FEDERATED FUND       FEDERATED HIGH
                                                                         ALGER AMERICAN         FOR U.S.           INCOME BOND
                                                    AIM V.I. PREMIER        LEVERAGED          GOVERNMENT           FUND II --
                                                         EQUITY              ALLCAP           SECURITIES II       PRIMARY SHARES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $            4,285   $             -     $         522,832   $          218,194
Expenses
   Mortality and expense fees                                  6,481              24,044             100,440               23,495
   Indexing (gain) loss                                           85                 428                 564                  190
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (2,281)            (24,472)            421,828              194,509
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 954             (91,626)            (30,760)              24,728
Net realized gain distribution from Fund                         -                   -                61,053                  -
Net change in unrealized appreciation
   (depreciation) on investment                               58,513             353,939            (166,901)              (4,040)
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 59,467             262,313            (136,608)              20,688
Net increase (decrease) in net assets resulting
   from operations                                $           57,186   $         237,841   $         285,220   $          215,197
                                                  ==================   =================   =================   ==================

                                                                           VIP GROWTH                             MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           10,273   $           2,411   $           9,151   $           17,040
Expenses
   Mortality and expense fees                                 47,668               4,600              43,348               19,998
   Indexing (gain) loss                                          916                  67                 437                  305
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                 (38,311)             (2,256)            (34,634)              (3,263)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions             101,548               5,028             (67,354)                 424
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              854,271              25,991              (1,424)             256,977
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                955,819              31,019             (68,778)             257,401
Net increase (decrease) in net assets resulting
   from operations                                $          917,508   $          28,763   $        (103,412)  $          254,138
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      TEMPLETON
                                                      DEVELOPING            TEMPLETON           TEMPLETON          TEMPLETON
                                                       MARKETS               FOREIGN          GLOBAL ASSET           GROWTH
                                                      SECURITIES           SECURITIES          ALLOCATION          SECURITIES
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $            8,446   $          42,407   $           6,972   $           74,088
Expenses
   Mortality and expense fees                                  4,163              35,615               2,171               48,982
   Indexing (gain) loss                                          112                 702                  40                  835
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   4,171               6,090               4,761               24,271
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              15,660              17,523                (164)             160,491
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               80,668             617,470              28,564              432,063
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 96,328             634,993              28,400              592,554
Net increase (decrease) in net assets resulting
   from operations                                $          100,499   $         641,083   $          33,161   $          616,825
                                                  ==================   =================   =================   ==================

                                                                                             RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE       RYDEX VARIABLE       TRUST SECTOR       EAFE(R) EQUITY
                                                      TRUST JUNO           TRUST NOVA           ROTATION             INDEX
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $              -     $              50   $             -     $           27,979
Expenses
   Mortality and expense fees                                  3,509                 993                 991               10,640
   Indexing (gain) loss                                           (6)                 19                  14                  231
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (3,503)               (962)             (1,005)              17,108
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              (8,705)                855                (136)               8,112
Net realized gain distribution from Fund                       5,622                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              (53,972)             16,133               6,596              182,343
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                (57,055)             16,988               6,460              190,455
Net increase (decrease) in net assets resulting
   from operations                                $          (60,558)  $          16,026   $           5,455   $          207,563
                                                  ==================   =================   =================   ==================

                                                                                                 WANGER              WANGER
                                                      SCUDDER VIT                            INTERNATIONAL       INTERNATIONAL
                                                   EQUITY 500 INDEX        TECHNOLOGY            SELECT            SMALL CAP
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                  $           25,603   $             -     $           5,454   $           67,335
Expenses
   Mortality and expense fees                                 21,221               9,730              15,869               84,151
   Indexing (gain) loss                                          302                 125                 372                2,010
                                                  ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   4,080              (9,855)            (10,787)             (18,826)
                                                  ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              (1,935)           (371,967)             53,715              141,964
Net realized gain distribution from Fund                         -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                              213,817             346,451             336,871            2,379,420
                                                  ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                211,882             (25,516)            390,586            2,521,384
Net increase (decrease) in net assets resulting
   from operations                                $          215,962   $         (35,371)  $         379,799   $        2,502,558
                                                  ==================   =================   =================   ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                           WANGER U.S.
                                                                             SMALLER
                                                     WANGER SELECT          COMPANIES
                                                       SUBACCOUNT          SUBACCOUNT
                                                  ------------------   -----------------
Investment income
   Distributions                                  $              -     $             -
Expenses
   Mortality and expense fees                                 16,921             151,654
   Indexing (gain) loss                                          327               2,999
                                                  ------------------   -----------------
Net investment income (loss)                                 (17,248)           (154,653)
                                                  ------------------   -----------------
Net realized gain (loss) from share transactions               2,188             239,846
Net realized gain distribution from Fund                       1,747                 -
Net change in unrealized appreciation
   (depreciation) on investment                              338,891           2,700,086
                                                  ------------------   -----------------
Net gain (loss) on investment                                342,826           2,939,932
Net increase (decrease) in net assets resulting
   from operations                                $          325,578   $       2,785,279
                                                  ==================   =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                 PHOENIX-                                PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                                 ABERDEEN             PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                              INTERNATIONAL             GROWTH               GROWTH             ENHANCED INDEX
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         127,474      $        (70,549)    $         (6,738)     $          15,448
      Net realized gain (loss)                         18,877              (390,733)              (2,049)               (53,397)
      Net change in unrealized
         appreciation (depreciation)
         on investment                              1,237,447               694,532               (9,515)               290,167
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations           1,383,798               233,250              (18,302)               252,218
                                            -----------------      ----------------     ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             96,283               271,430               47,107                 40,731
      Participant transfers                         1,892,727(e)           (984,963)             271,693               (164,340)
      Participant withdrawals                        (502,659)             (691,832)             (33,763)              (312,167)
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   1,486,351            (1,405,365)             285,037               (435,776)
                                            -----------------      ----------------     ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             2,870,149            (1,172,115)             266,735               (183,558)
NET ASSETS
   Beginning of period                              5,236,862             9,423,829              541,494              3,249,670
                                            -----------------      ----------------     ----------------      -----------------
   End of period                            $       8,107,011      $      8,251,714     $        808,229      $       3,066,112
                                            =================      ================     ================      =================

                                                                                            PHOENIX-               PHOENIX-
                                              PHOENIX-DUFF &           PHOENIX-             ENGEMANN               ENGEMANN
                                               PHELPS REAL             ENGEMANN            GROWTH AND             SMALL-CAP
                                            ESTATE SECURITIES       CAPITAL GROWTH           INCOME                 GROWTH
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          75,245      $         (9,562)    $         27,719       $        (13,007)
      Net realized gain (loss)                        515,006              (968,691)             (15,165)               (22,903)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                771,753             1,409,804              814,885                 68,116
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations           1,362,004               431,551              827,439                 32,206
                                            -----------------      ----------------     ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            110,441               475,217              205,787                 26,391
      Participant transfers                          (623,898)           (1,329,299)             850,311(b)            (156,661)(c)
      Participant withdrawals                        (400,470)             (839,410)            (684,256)              (178,053)
                                            -----------------      ----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (913,927)           (1,693,492)             371,842               (308,323)
                                            -----------------      ----------------     ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               448,077            (1,261,941)           1,199,281               (276,117)
NET ASSETS
   Beginning of period                              5,176,134            12,196,966            8,415,623              1,503,997
                                            -----------------      ----------------     ----------------      -----------------
   End of period                            $       5,624,211      $     10,935,025     $      9,614,904       $      1,227,880
                                            =================      ================     ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                PHOENIX-                                                           PHOENIX-
                                                ENGEMANN               PHOENIX-              PHOENIX-            GOODWIN MULTI-
                                               STRATEGIC            ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                               ALLOCATION               EQUITY                MARKET                INCOME
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         267,946      $         (2,879)     $         (6,119)     $         504,089
      Net realized gain (loss)                        426,226                98,501                   -                    2,247
      Net change in unrealized
         appreciation (depreciation)
         on investment                                295,440             1,084,322                   -                   84,910
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             989,612             1,179,944                (6,119)               591,246
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            486,013               218,713               329,210                161,529
      Participant transfers                          (269,965)              (83,541)(d)          (968,822)             3,812,387(a)
      Participant withdrawals                      (1,030,322)             (849,800)           (1,041,922)            (1,300,033)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (814,274)             (714,628)           (1,681,534)             2,673,883
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               175,338               465,316            (1,687,653)             3,265,129
NET ASSETS
   Beginning of period                             15,912,225            10,829,302             4,748,043              7,173,201
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $      16,087,563      $     11,294,618      $      3,060,390      $      10,438,330
                                            =================      ================      ================      =================

                                                 PHOENIX-
                                              GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                               SECTOR SHORT          PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                                TERM BOND          RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         103,020      $          4,354      $            (46)     $           4,960
      Net realized gain (loss)                        (75,205)                  523                 5,417                 10,711
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (29,069)               32,824                78,413                157,265
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              (1,254)               37,701                83,784                172,936
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             81,039                 9,132                 4,861                 47,360
      Participant transfers                         1,080,648                33,660               116,524                707,322
      Participant withdrawals                      (9,186,296)              (60,888)              (33,523)               (56,948)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                  (8,024,609)              (18,096)               87,862                697,734
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (8,025,863)               19,605               171,646                870,670
NET ASSETS
   Beginning of period                              9,690,280               896,797               302,541                679,095
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       1,664,417      $        916,402      $        474,187      $       1,549,765
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                             PHOENIX-LAZARD          ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                            SMALL-CAP VALUE            DEBENTURE               VALUE                VALUE
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (9,398)     $         14,417      $          8,963      $          (3,056)
      Net realized gain (loss)                         58,408                 7,352                13,359                  6,595
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (52,493)                4,085               406,968                207,051
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              (3,483)               25,854               429,290                210,590
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             10,549                 2,488                57,787                  5,170
      Participant transfers                        (1,187,094)              128,051             2,811,111                469,084
      Participant withdrawals                         (16,658)              (39,817)             (113,060)               (58,779)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                  (1,193,203)               90,722             2,755,838                415,475
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,196,686)              116,576             3,185,128                626,065
NET ASSETS
   Beginning of period                              1,485,010               229,366               767,319                687,682
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         288,324      $        345,942      $      3,952,447      $       1,313,747
                                            =================      ================      ================      =================

                                                                       PHOENIX-
                                                                       NORTHERN          PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 PHOENIX-             NASDAQ-100         BERNSTEIN MID-        BERNSTEIN SMALL-
                                             NORTHERN DOW 30           INDEX(R)             CAP VALUE             CAP VALUE
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          19,921      $         (4,719)     $        (43,310)     $         (35,030)
      Net realized gain (loss)                         14,509                 3,126               557,236                381,837
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 57,776                97,000               682,854                425,015
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              92,206                95,407             1,196,780                771,822
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             48,313                23,925               128,856                 96,743
      Participant transfers                           (42,941)              (70,930)            1,683,945                 33,992
      Participant withdrawals                        (257,055)             (138,343)             (600,290)              (255,200)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (251,683)             (185,348)            1,212,511               (124,465)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (159,477)              (89,941)            2,409,291                647,357
NET ASSETS
   Beginning of period                              2,902,499             1,345,522             4,866,597              3,453,796
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       2,743,022      $      1,255,581      $      7,275,888      $       4,101,153
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                             PHOENIX-SENECA        PHOENIX-SENECA       AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                             MID-CAP GROWTH        STRATEGIC THEME        APPRECIATION           CORE EQUITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT(1)
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (49,376)     $        (37,922)     $         (6,894)     $             344
      Net realized gain (loss)                       (187,858)             (445,433)               (2,280)                19,288
      Net change in unrealized
         appreciation (depreciation)
         on investment                                608,224               644,656                52,120                (11,401)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             370,990               161,301                42,946                  8,231
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            211,583               125,390                25,795                    238
      Participant transfers                           378,697              (400,518)              379,227                441,125(f)
      Participant withdrawals                        (548,803)             (296,100)             (169,532)               (22,833)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      41,477              (571,228)              235,490                418,530
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               412,467              (409,927)              278,436                426,761
NET ASSETS
   Beginning of period                              5,618,861             4,458,301               628,739                    -
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       6,031,328      $      4,048,374      $        907,175      $         426,761
                                            =================      ================      ================      =================

                                                                                         FEDERATED FUND         FEDERATED HIGH
                                                                   ALGER AMERICAN           FOR U.S.             INCOME BOND
                                            AIM V.I. PREMIER          LEVERAGED            GOVERNMENT             FUND II --
                                                 EQUITY                ALLCAP             SECURITIES II         PRIMARY SHARES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (2,281)     $        (24,472)     $        421,828      $         194,509
      Net realized gain (loss)                            954               (91,626)               30,293                 24,728
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 58,513               353,939              (166,901)                (4,040)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
          assets resulting from operations             57,186               237,841               285,220                215,197
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             27,057                87,006               288,428                 34,887
      Participant transfers                           243,078               357,506            (1,024,935)              (770,867)
      Participant withdrawals                         (24,146)             (322,401)           (1,185,403)              (313,580)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     245,989               122,111            (1,921,910)            (1,049,560)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               303,175               359,952            (1,636,690)              (834,363)
NET ASSETS
   Beginning of period                                623,546             2,671,596            11,940,263              3,071,585
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         926,721      $      3,031,548      $     10,303,573      $       2,237,222
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      VIP GROWTH                                 MUTUAL SHARES
                                            VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH             SECURITIES
                                               SUBACCOUNT              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (38,311)     $         (2,256)     $        (34,634)     $          (3,263)
      Net realized gain (loss)                        101,548                 5,028               (67,354)                   424
      Net change in unrealized
         appreciation (depreciation)
         on investment                                854,271                25,991                (1,424)               256,977
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             917,508                28,763              (103,412)               254,138
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             67,264                 9,295               112,735                 38,802
      Participant transfers                         3,348,711                13,819            (1,514,239)               231,803
      Participant withdrawals                        (415,088)              (69,749)             (386,930)              (113,794)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   3,000,887               (46,635)           (1,788,434)               156,811
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             3,918,395               (17,872)           (1,891,846)               410,949
NET ASSETS
   Beginning of period                              3,786,307               497,399             5,484,130              2,092,387
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       7,704,702      $        479,527      $      3,592,284      $       2,503,336
                                            =================      ================      ================      =================

                                               TEMPLETON
                                               DEVELOPING             TEMPLETON             TEMPLETON             TEMPLETON
                                                MARKETS                FOREIGN            GLOBAL ASSET              GROWTH
                                               SECURITIES            SECURITIES            ALLOCATION             SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $           4,171      $          6,090      $          4,761      $          24,271
      Net realized gain (loss)                         15,660                17,523                  (164)               160,491
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 80,668               617,470                28,564                432,063
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             100,499               641,083                33,161                616,825
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             10,161               121,925                17,046                123,287
      Participant transfers                           (20,353)             (109,788)              (11,792)            (1,640,771)
      Participant withdrawals                         (52,897)             (275,115)               (9,843)              (310,387)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     (63,089)             (262,978)               (4,589)            (1,827,871)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                37,410               378,105                28,572             (1,211,046)
NET ASSETS
   Beginning of period                                475,566             3,866,363               231,375              6,007,836
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         512,976      $      4,244,468      $        259,947      $       4,796,790
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                          RYDEX VARIABLE          SCUDDER VIT
                                             RYDEX VARIABLE         RYDEX VARIABLE         TRUST SECTOR          EAFE(R) EQUITY
                                               TRUST JUNO             TRUST NOVA             ROTATION                INDEX
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $          (3,503)     $           (962)     $         (1,005)     $          17,108
      Net realized gain (loss)                         (3,083)                  855                  (136)                 8,112
      Net change in unrealized
         appreciation (depreciation)
         on investment                                (53,972)               16,133                 6,596                182,343
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             (60,558)               16,026                 5,455                207,563
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             36,214                 8,704                   301                  7,023
      Participant transfers                           328,914                67,392               (73,857)                80,050
      Participant withdrawals                         (20,776)              (26,747)              (10,137)               (78,954)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     344,352                49,349               (83,693)                 8,119
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               283,794                65,375               (78,238)               215,682
NET ASSETS
   Beginning of period                                224,685               103,819               171,530              1,097,304
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $         508,479      $        169,194      $         93,292      $       1,312,986
                                            =================      ================      ================      =================

                                                                                             WANGER                 WANGER
                                              SCUDDER VIT                                 INTERNATIONAL         INTERNATIONAL
                                            EQUITY 500 INDEX         TECHNOLOGY              SELECT               SMALL CAP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------      ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $           4,080      $         (9,855)     $        (10,787)     $         (18,826)
      Net realized gain (loss)                         (1,935)             (371,967)               53,715                141,964
      Net change in unrealized
         appreciation (depreciation)
         on investment                                213,817               346,451               336,871              2,379,420
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations             215,962               (35,371)              379,799              2,502,558
                                            -----------------      ----------------      ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             13,331                60,500                38,797                225,816
      Participant transfers                           476,272               (50,443)             (244,695)               170,992
      Participant withdrawals                         (71,864)             (233,885)             (149,180)              (705,136)
                                            -----------------      ----------------      ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     417,739              (223,828)             (355,078)              (308,328)
                                            -----------------      ----------------      ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               633,701              (259,199)               24,721              2,194,230
NET ASSETS
   Beginning of period                              1,963,969             1,272,592             1,938,808              8,593,976
                                            -----------------      ----------------      ----------------      -----------------
   End of period                            $       2,597,670      $      1,013,393      $      1,963,529      $      10,788,206
                                            =================      ================      ================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                       WANGER U.S.
                                                                        SMALLER
                                             WANGER SELECT             COMPANIES
                                               SUBACCOUNT             SUBACCOUNT
                                            -----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $         (17,248)     $       (154,653)
      Net realized gain (loss)                          3,935               239,846
      Net change in unrealized
         appreciation (depreciation)
         on investment                                338,891             2,700,086
                                            -----------------      ----------------
      Net increase (decrease) in net
         assets resulting from operations             325,578             2,785,279
                                            -----------------      ----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             33,505               360,340
      Participant transfers                           183,915               (80,251)
      Participant withdrawals                        (104,601)           (1,321,821)
                                            -----------------      ----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     112,819            (1,041,732)
                                            -----------------      ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               438,397             1,743,547
NET ASSETS
   Beginning of period                              1,701,412            16,714,070
                                            -----------------      ----------------
   End of period                            $       2,139,809      $     18,457,617
                                            =================      ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September
    17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                     PHOENIX-         PHOENIX-
                                                              PHOENIX-                               ALLIANCE/       ALLIANCE/
                                                              ABERDEEN           PHOENIX-AIM         BERNSTEIN       BERNSTEIN
                                                           INTERNATIONAL        MID-CAP EQUITY    ENHANCED INDEX  GROWTH + VALUE
                                                             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $          47,091      $       (4,331)   $       5,137   $       (4,850)
   Net realized gain (loss)                                        (19,101)            (11,927)          22,676          (76,105)
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,313,209              52,447          722,633          214,257
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,341,199              36,189          750,446          133,302
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             88,757              21,445          122,972           23,426
   Participant transfers                                          (286,689)+          (488,944)        (522,760)        (657,340)
   Participant withdrawals                                        (311,195)            (76,093)        (222,631)         (24,874)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               (509,127)           (543,592)        (622,419)        (658,788)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                           832,072            (507,403)         128,027         (525,486)
NET ASSETS
   Beginning of period                                           4,404,790             879,038        3,121,643          889,902
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,236,862      $      371,635    $   3,249,670   $      364,416
                                                         =================      ==============    =============   ==============

                                                                                                     PHOENIX-
                                                          PHOENIX-DUFF &           PHOENIX-       ENGEMANN SMALL     PHOENIX-
                                                            PHELPS REAL            ENGEMANN         & MID-CAP      GOODWIN MONEY
                                                         ESTATE SECURITIES      CAPITAL GROWTH       GROWTH           MARKET
                                                            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                         -----------------      --------------    -------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $         108,662      $      (90,881)   $     (11,296)  $      (14,383)
   Net realized gain (loss)                                        167,626            (436,361)        (186,802)             -
   Net change in unrealized appreciation (depreciation)
      on investments                                             1,091,368           3,037,549          645,269              -
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) resulting from operations             1,367,656           2,510,307          447,171          (14,383)
                                                         -----------------      --------------    -------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             79,266             524,610           19,849          386,606
   Participant transfers                                           384,218            (407,256)        (172,187)      (4,298,582)
   Participant withdrawals                                        (304,793)           (894,846)         (49,755)      (1,880,154)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                158,691            (777,492)        (202,093)      (5,792,130)
                                                         -----------------      --------------    -------------   --------------
   Net increase (decrease) in net assets                         1,526,347           1,732,815          245,078       (5,806,513)
NET ASSETS
   Beginning of period                                           3,649,787          10,464,151        1,258,919       10,554,556
                                                         -----------------      --------------    -------------   --------------
   End of period                                         $       5,176,134      $   12,196,966    $   1,503,997   $    4,748,043
                                                         =================      ==============    =============   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             PHOENIX-         PHOENIX-
                                                          GOODWIN MULTI-   GOODWIN MULTI-
                                                           SECTOR FIXED     SECTOR SHORT       PHOENIX-JANUS     PHOENIX-KAYNE
                                                              INCOME          TERM BOND       FLEXIBLE INCOME   RISING DIVIDENDS
                                                            SUBACCOUNT      SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       405,623   $       179,133   $        143,083   $           (402)
   Net realized gain (loss)                                        7,809               150            134,675              8,721
   Net change in unrealized appreciation (depreciation)
      on investments                                             471,432            55,290              8,995            103,517
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             884,864           234,573            286,753            111,836
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          144,522         9,059,575             66,555                408
   Participant transfers                                         587,501           396,328           (640,089)           741,922
   Participant withdrawals                                      (796,665)             (196)          (474,190)           (22,807)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (64,642)        9,455,707         (1,047,724)           719,523
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         820,222         9,690,280           (760,971)           831,359
NET ASSETS
   Beginning of period                                         6,352,979               -            5,514,209             65,438
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $     7,173,201   $     9,690,280   $      4,753,238   $        896,797
                                                         ===============   ===============   ================   ================

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT     SMALL-CAP VALUE    U.S. MULTI-CAP
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         1,044   $           175   $         (1,695)  $           (182)
   Net realized gain (loss)                                          (93)            1,691             16,699              1,920
   Net change in unrealized appreciation (depreciation)
      on investments                                              32,596           124,237             97,645             14,536
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              33,547           126,103            112,649             16,274
                                                         ---------------   ---------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           16,731            50,994              4,034                395
   Participant transfers                                         238,451           545,453          1,353,306             81,168
   Participant withdrawals                                          (706)          (61,699)            (4,391)              (641)
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              254,476           534,748          1,352,949             80,922
                                                         ---------------   ---------------   ----------------   ----------------
   Net increase (decrease) in net assets                         288,023           660,851          1,465,598             97,196
NET ASSETS
   Beginning of period                                            14,518            18,244             19,412                999
                                                         ---------------   ---------------   ----------------   ----------------
   End of period                                         $       302,541   $       679,095   $      1,485,010   $         98,195
                                                         ===============   ===============   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-LORD      PHOENIX-LORD     PHOENIX-LORD       PHOENIX-MFS
                                                           ABBETT BOND-     ABBETT LARGE-    ABBETT MID-CAP   INVESTORS GROWTH
                                                            DEBENTURE        CAP VALUE          VALUE              STOCK
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   --------------   ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         6,766   $         (906)  $          (733)  $        (81,214)
   Net realized gain (loss)                                        1,720            1,786             2,466           (148,916)
   Net change in unrealized appreciation (depreciation)
      on investments                                              12,289          124,850           115,511          1,865,695
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) resulting from operations              20,775          125,730           117,244          1,635,565
                                                         ---------------   --------------   ---------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          159,829           44,325            14,724            361,227
   Participant transfers                                           1,574          577,664           459,600           (300,823)++
   Participant withdrawals                                        (4,737)         (47,127)          (12,371)          (707,894)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              156,666          574,862           461,953           (647,490)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets                         177,441          700,592           579,197            988,075
NET ASSETS
   Beginning of period                                            51,925           66,727           108,485          8,435,754
                                                         ---------------   --------------   ---------------   ----------------
   End of period                                         $       229,366   $      767,319   $       687,682   $      9,423,829
                                                         ===============   ==============   ===============   ================

                                                                                                                  PHOENIX-
                                                                                               PHOENIX-           NORTHERN
                                                           PHOENIX-MFS      PHOENIX-MFS        NORTHERN          NASDAQ-100
                                                         INVESTORS TRUST       VALUE            DOW 30            INDEX(R)
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   --------------   ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (631)  $        4,837   $        18,356   $         (8,596)
   Net realized gain (loss)                                        1,181          241,931           (15,425)              (688)
   Net change in unrealized appreciation (depreciation)
      on investments                                              44,706          435,737           571,349            361,894
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) resulting from operations              45,256          682,505           574,280            352,610
                                                         ---------------   --------------   ---------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              670           36,442            21,189             57,615
   Participant transfers                                          54,026         (545,167)          340,954            398,170
   Participant withdrawals                                          (298)        (116,009)         (272,501)          (36,314)
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               54,398         (624,734)           89,642            419,471
                                                         ---------------   --------------   ---------------   ----------------
   Net increase (decrease) in net assets                          99,654           57,771           663,922            772,081
NET ASSETS
   Beginning of period                                           171,839        2,375,736         2,238,577            573,441
                                                         ---------------   --------------   ---------------   ----------------
   End of period                                         $       271,493   $    2,433,507   $     2,902,499   $      1,345,522
                                                         ===============   ==============   ===============   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-          OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME        ALLOCATION           EQUITY             VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        16,224   $        259,331   $            725   $          3,096
   Net realized gain (loss)                                     (235,508)           (97,344)           (79,037)             1,444
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,970,136          2,400,634          1,865,943            135,171
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,750,852          2,562,621          1,787,631            139,711
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          306,069            412,671            250,821             21,729
   Participant transfers                                        (457,931)          (290,439)         1,397,636            105,634
   Participant withdrawals                                      (468,108)        (1,375,998)          (504,014)           (27,526)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (619,970)        (1,253,766)         1,144,443             99,837
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,130,882          1,308,855          2,932,074            239,548
NET ASSETS
   Beginning of period                                         7,284,741         14,603,370          7,897,228            369,522
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     8,415,623   $     15,912,225   $     10,829,302   $        609,070
                                                         ===============   ================   ================   ================

                                                         PHOENIX-SANFORD   PHOENIX-SANFORD
                                                          BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE         CAP VALUE        MID-CAP GROWTH    STRATEGIC THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (30,096)  $        (31,296)  $        (48,033)  $        (38,161)
   Net realized gain (loss)                                      166,849            (27,868)          (184,752)          (515,608)
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,270,093          1,124,561          1,483,292          1,818,800
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,406,846          1,065,397          1,250,507          1,265,031
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          103,773             72,931            258,063            107,633
   Participant transfers                                          (3,858)        (1,317,587)          (342,961)          (357,511)
   Participant withdrawals                                      (505,515)          (242,417)          (412,806)          (330,715)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (405,600)        (1,487,073)          (497,704)          (580,593)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,001,246           (421,676)           752,803            684,438
NET ASSETS
   Beginning of period                                         3,865,351          3,875,472          4,866,058          3,773,863
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     4,866,597   $      3,453,796   $      5,618,861   $      4,458,301
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH                                          ALGER AMERICAN
                                                            SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER       LEVERAGED
                                                              GROWTH         APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (5,580)  $         (3,961)  $         (3,544)  $        (21,339)
   Net realized gain (loss)                                      189,216                430              4,339           (168,189)
   Net change in unrealized appreciation (depreciation)
      on investments                                             138,783            120,425            123,994            833,925
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             322,419            116,894            124,789            644,397
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           53,635             24,794             25,295             66,567
   Participant transfers                                         163,954            352,486             (1,688)           238,385
   Participant withdrawals                                        (3,579)           (45,625)           (63,767)          (123,025)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              214,010            331,655            (40,160)           181,927
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         536,429            448,549             84,629            826,324
NET ASSETS
   Beginning of period                                             5,065            180,190            538,917          1,845,272
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       541,494   $        628,739   $        623,546   $      2,671,596
                                                         ===============   ================   ================   ================

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.         INCOME BOND
                                                            GOVERNMENT        FUND II --                            VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)   OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       358,616   $        170,281   $        (18,401)  $           (793)
   Net realized gain (loss)                                       49,871             35,821             (4,304)           (58,102)
   Net change in unrealized appreciation (depreciation)
      on investments                                            (230,552)           288,845            796,526            155,347
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             177,935            494,947            773,821             96,452
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          316,206             44,438             81,853             25,725
   Participant transfers                                        (212,827)           336,493            620,155             30,508
   Participant withdrawals                                    (1,571,012)          (245,584)          (163,395)           (50,779)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (1,467,633)           135,347            538,613              5,454
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                      (1,289,698)           630,294          1,312,434            101,906
NET ASSETS
   Beginning of period                                        13,229,961          2,441,291          2,473,873            395,493
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $    11,940,263   $      3,071,585   $      3,786,307   $        497,399
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                  TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS            FOREIGN
                                                           VIP GROWTH         SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $       (34,136)  $          2,180   $            840   $         39,629
   Net realized gain (loss)                                     (237,629)            (5,200)            (2,479)            43,804
   Net change in unrealized appreciation (depreciation)
      on investments                                           1,562,547            408,387            166,837          1,070,571
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations           1,290,782            405,367            165,198          1,154,004
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          154,222             37,008             13,786            137,489
   Participant transfers                                         656,014             (2,978)           (33,319)        (1,278,535)
   Participant withdrawals                                      (217,522)          (165,073)           (35,825)          (223,203)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              592,714           (131,043)           (55,358)        (1,364,249)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                       1,883,496            274,324            109,840           (210,245)
NET ASSETS
   Beginning of period                                         3,600,634          1,818,063            365,726          4,076,608
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     5,484,130   $      2,092,387   $        475,566   $      3,866,363
                                                         ===============   ================   ================   ================

                                                            TEMPLETON         TEMPLETON
                                                           GLOBAL ASSET         GROWTH         RYDEX VARIABLE     RYDEX VARIABLE
                                                            ALLOCATION        SECURITIES         TRUST JUNO         TRUST NOVA
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(4)      SUBACCOUNT(3)
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $         3,589   $         16,714   $           (696)  $           (399)
   Net realized gain (loss)                                      (38,603)            (4,994)              (921)             1,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             101,005          1,031,514             (9,183)            15,637
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations              65,991          1,043,234            (10,800)            16,588
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            9,881            106,547             50,005                310
   Participant transfers                                        (210,891)         2,220,346            188,237             86,936
   Participant withdrawals                                       (29,356)          (267,997)            (2,757)               (15)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (230,366)         2,058,896            235,485             87,231
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                        (164,375)         3,102,130            224,685            103,819
NET ASSETS
   Beginning of period                                           395,750          2,905,706                -                  -
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       231,375   $      6,007,836   $        224,685   $        103,819
                                                         ===============   ================   ================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE       SCUDDER VIT
                                                          TRUST SECTOR      EAFE(R) EQUITY       SCUDDER VIT
                                                            ROTATION            INDEX         EQUITY 500 INDEX      TECHNOLOGY
                                                          SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $          (442)  $         28,267   $         (1,879)  $        (10,745)
   Net realized gain (loss)                                          -              (62,280)           (73,394)          (292,600)
   Net change in unrealized appreciation (depreciation)
      on investments                                               7,760            208,890            216,750            738,413
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations               7,318            174,877            141,477            435,068
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               45              7,056             24,221             41,884
   Participant transfers                                         164,154           (447,801)          (166,861)          (106,550)
   Participant withdrawals                                            13            (31,307)           (32,480)           (95,509)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              164,212           (472,052)          (175,120)          (160,175)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         171,530           (297,175)           (33,643)           274,893
NET ASSETS
   Beginning of period                                               -            1,394,479          1,997,612            997,699
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $       171,530   $      1,097,304   $      1,963,969   $      1,272,592
                                                         ===============   ================   ================   ================

                                                                                WANGER                              WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL                           SMALLER
                                                              FORTY            SMALL CAP        WANGER TWENTY       COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ----------------   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                          $        (8,515)  $        (40,828)  $        (12,972)  $       (131,991)
   Net realized gain (loss)                                      (43,049)           (27,055)             3,119             95,350
   Net change in unrealized appreciation (depreciation)
      on investments                                             543,098          2,758,939            370,296          5,118,251
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) resulting from operations             491,534          2,691,056            360,443          5,081,610
                                                         ---------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           37,673            204,857             38,816            417,090
   Participant transfers                                         198,922            406,412            173,277           (166,360)
   Participant withdrawals                                      (110,604)          (467,712)           (37,757)          (892,134)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              125,991            143,557            174,336           (641,404)
                                                         ---------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets                         617,525          2,834,613            534,779          4,440,206
NET ASSETS
   Beginning of period                                         1,321,283          5,759,363          1,166,633         12,273,864
                                                         ---------------   ----------------   ----------------   ----------------
   End of period                                         $     1,938,808   $      8,593,976   $      1,701,412   $     16,714,070
                                                         ===============   ================   ================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 3, 2003 to December 31, 2003.
(2) From inception June 6, 2003 to December 31, 2003.
(3) From inception June 12, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

     The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

     The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)     income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2004 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2004 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

     Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2 % per year. Subsequent payments will vary to reflect whether the actual investment experience of the subaccount is better or worse than the assumed investment return.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                  $ 3,415,683                      $ 1,800,000
    Phoenix-AIM Growth Series                                                  196,094                        1,673,294
    Phoenix-Alger Small-Cap Growth Series                                      534,090                          243,163
    Phoenix-Alliance/Bernstein Enhanced Index Series                           167,446                          588,067
    Phoenix-Duff & Phelps Real Estate Securities Series                      2,075,939                        2,462,276
    Phoenix-Engemann Capital Growth Series                                     613,679                        2,318,118
    Phoenix-Engemann Growth and Income Series                                1,467,927                        1,067,672
    Phoenix-Engemann Small-Cap Growth Series                                   817,721                        1,139,261
    Phoenix-Engemann Strategic Allocation Series                             1,290,671                        1,432,109
    Phoenix-Engemann Value Equity Series                                     2,768,039                        3,485,611
    Phoenix-Goodwin Money Market Series                                      3,359,189                        5,048,438
    Phoenix-Goodwin Multi-Sector Fixed Income Series                         5,924,374                        2,744,254
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                      1,403,009                        9,331,176
    Phoenix-Kayne Rising Dividends Series                                       77,980                           91,739
    Phoenix-Kayne Small-Cap Quality Value Series                               145,631                           53,153
    Phoenix-Lazard International Equity Select Series                          834,499                          122,697
    Phoenix-Lazard Small-Cap Value Series                                      169,133                        1,344,319
    Phoenix-Lord Abbett Bond-Debenture Series                                  227,204                          117,492
    Phoenix-Lord Abbett Large-Cap Value Series                               2,888,226                          108,288
    Phoenix-Lord Abbett Mid-Cap Value Series                                   529,354                          108,862
    Phoenix-Northern Dow 30 Series                                             237,775                          469,636
    Phoenix-Northern Nasdaq-100 Index(R) Series                                163,833                          353,951
    Phoenix-Sanford Bernstein Mid-Cap Value Series                           3,305,099                        1,646,508
    Phoenix-Sanford Bernstein Small-Cap Value Series                         1,441,466                        1,269,945
    Phoenix-Seneca Mid-Cap Growth Series                                       938,439                          946,308
    Phoenix-Seneca Strategic Theme Series                                      139,000                          748,648

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                     $   418,779                      $   189,985
    AIM V.I. Mid-Cap Core Equity Fund                                          471,283                           32,792
    AIM V.I. Premier Equity Fund                                               355,304                          111,386

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                  883,351                          785,496

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                         1,276,067                        2,717,069
    Federated High Income Bond Fund II -- Primary Shares                       461,241                        1,317,068

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                              3,523,989                          558,736
    VIP Growth Opportunities Portfolio                                          63,998                          112,910
    VIP Growth Portfolio                                                       668,598                        2,493,250

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                              395,255                          241,505
    Templeton Developing Markets Securities Fund                                17,890                           76,801
    Templeton Foreign Securities Fund                                          497,115                          753,823
    Templeton Global Asset Allocation Fund                                      23,513                           23,330
    Templeton Growth Securities Fund                                           816,460                        2,621,217

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                             519,956                          173,297
    Rydex Variable Trust Nova Fund                                              81,157                           32,737
    Rydex Variable Trust Sector Rotation Fund                                   48,077                          132,840

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                      197,841                          172,496
    Scudder VIT Equity 500 Index Fund                                          632,726                          210,328

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                        93,995                          327,914

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                                247,211                          613,150
    Wanger International Small Cap                                           1,588,157                        1,914,109
    Wanger Select                                                              349,394                          251,824
    Wanger U.S. Smaller Companies                                              976,523                        2,172,435

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------       ---------       ---------      ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                       4,132,930       3,195,573       3,512,460      3,937,443
    Unit value                                                           $1.961565       $1.638787       $1.254047      $1.485367
    Net assets (thousands)                                                  $8,107          $5,237          $4,405         $5,849
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.99%           1.94%           1.04%              -
    Total return                                                            19.70%          30.68%        (15.57%)       (24.73%)

    PHOENIX-AIM GROWTH SERIES
    Accumulation units outstanding                                       7,035,687       8,297,831       8,893,972      8,663,421
    Unit value                                                           $1.172837       $1.135698       $0.948480      $1.345000
    Net assets (thousands)                                                  $8,252          $9,424          $8,436        $11,652
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.09%               -               -              -
    Total return                                                             3.27%          19.74%        (29.48%)       (24.54%)

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                         261,400         177,238           2,519              -
    Unit value                                                           $3.091925       $3.055179       $2.009913              -
    Net assets (thousands)                                                    $808            $541              $5              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                      -               -               -              -
    Total return                                                             1.20%          52.01%         (7.56%)              -

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                       1,805,999       2,083,479       2,503,633      2,274,969
    Unit value                                                           $1.697738       $1.559733       $1.246846      $1.648653
    Net assets (thousands)                                                  $3,066          $3,250          $3,122         $3,751
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.41%           1.08%           0.91%          0.73%
    Total return                                                             8.85%          25.09%        (24.37%)       (12.70%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                         942,031       1,157,244       1,118,110        941,521
    Unit value                                                           $5.970301       $4.472811       $3.264248      $2.938820
    Net assets (thousands)                                                  $5,624          $5,176          $3,650         $2,767
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.41%           3.50%           3.92%          4.11%
    Total return                                                            33.48%          37.02%          11.07%          5.66%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                       8,796,825      10,207,136      10,977,008     11,519,963
    Unit value                                                           $1.243065       $1.194945       $0.953279      $1.279366
    Net assets (thousands)                                                 $10,935         $12,197         $10,464        $14,738
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.83%           0.10%               -          0.06%
    Total return                                                             4.03%          25.35%        (25.49%)       (35.17%)

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
    Accumulation units outstanding                                       4,949,457       4,742,859       5,185,969      5,556,852
    Unit value                                                           $1.942618       $1.774378       $1.404702      $1.829312
    Net assets (thousands)                                                  $9,615          $8,416          $7,285        $10,165
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.23%           1.14%           0.77%          0.55%
    Total return                                                             9.48%          26.32%        (23.21%)        (9.00%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                         970,452       1,292,181       1,569,466      1,794,881
    Unit value                                                           $1.265266       $1.163923       $0.802132      $1.136916
    Net assets (thousands)                                                  $1,228          $1,504          $1,259         $2,041
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -          0.06%
    Total return                                                             8.71%          45.10%        (29.45%)       (27.39%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                       6,582,414       6,933,368       7,558,970      3,133,341
    Unit value                                                           $2.444022       $2.295021       $1.931926      $2.204724
    Net assets (thousands)                                                 $16,088         $15,912         $14,603         $6,908
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.60%           2.66%           2.82%          2.66%
    Total return                                                             6.49%          18.79%        (12.37%)          0.95%

    PHOENIX-ENGEMANN VALUE EQUITY SERIES
    Accumulation units outstanding                                       4,053,856       4,349,332       3,893,657      3,920,557
    Unit value                                                           $2.786142       $2.489877       $2.028229      $2.621675
    Net assets (thousands)                                                 $11,295         $10,829          $7,897        $10,278
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.89%           0.93%           0.87%          0.99%
    Total return                                                            11.90%          22.76%        (22.64%)       (18.70%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                       1,390,513       2,154,851       4,779,475      5,007,814
    Unit value                                                           $2.200907       $2.203421       $2.208309      $2.197158
    Net assets (thousands)                                                  $3,060          $4,748         $10,555        $11,003
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.75%           0.71%           1.41%          3.61%
    Total return                                                           (0.11%)         (0.22%)           0.51%          2.88%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                       3,486,737       2,536,859       2,551,105      2,466,687
    Unit value                                                           $2.993724       $2.827591       $2.490285      $2.284481
    Net assets (thousands)                                                 $10,438          $7,173          $6,353         $5,635
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  6.11%           6.69%           7.08%          8.81%
    Total return                                                             5.88%          13.54%           9.01%          5.13%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(7)
    Accumulation units outstanding                                       1,556,751       9,461,142               -              -
    Unit value                                                           $1.069161       $1.024219               -              -
    Net assets (thousands)                                                  $1,664          $9,690 *             -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                  3.33%           4.25%               -              -
    Total return                                                             4.39%           2.16%               -              -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES
    Accumulation units outstanding                                         386,841         394,881          34,007              -
    Unit value                                                           $2.368936       $2.271058       $1.924229              -
    Net assets (thousands)                                                    $916            $897             $65              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.38%           0.84%           1.53% *            -
    Total return                                                             4.31%          18.02%         (1.87%)              -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(6)
    Accumulation units outstanding                                         158,658         126,083           7,212              -
    Unit value                                                           $2.988741       $2.399542       $2.013063              -
    Net assets (thousands)                                                    $474            $303             $15              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  0.91%           1.76%           8.51% *            -
    Total return                                                            24.55%          19.20%           3.37%              -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(3)
    Accumulation units outstanding                                         549,655         276,536           9,558              -
    Unit value                                                           $2.819523       $2.455726       $1.908870              -
    Net assets (thousands)                                                  $1,550            $679             $18              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.37%           0.97%               - *            -
    Total return                                                            14.81%          28.65%          (5.44%)             -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(4)
    Accumulation units outstanding                                          94,702         552,831           9,951              -
    Unit value                                                           $3.044538       $2.686193       $1.950822              -
    Net assets (thousands)                                                    $288          $1,485             $19              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                      -           0.36%           0.41% *            -
    Total return                                                            13.34%          37.70%         (4.76%)              -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(5)
    Accumulation units outstanding                                         130,145          92,718          24,524              -
    Unit value                                                           $2.658123       $2.473825       $2.119874              -
    Net assets (thousands)                                                    $346            $229             $52              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  5.67%           5.75%           8.88% *            -
    Total return                                                             7.45%          16.70%           5.36%              -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES
    Accumulation units outstanding                                       1,386,899         300,576          33,736              -
    Unit value                                                           $2.849845       $2.552819       $1.977903              -
    Net assets (thousands)                                                  $3,952            $767             $67              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  1.34%           0.71%           1.06% *            -
    Total return                                                            11.64%          29.07%         (6.60%)              -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES
    Accumulation units outstanding                                         433,875         279,623          54,410              -
    Unit value                                                           $3.027942       $2.459306       $1.993820              -
    Net assets (thousands)                                                  $1,314            $688            $108              -
    Mortality and expense ratio                                              0.90%           0.90%           0.90% *            -
    Investment income ratio                                                  0.58%           0.74%           1.53% *            -
    Total return                                                            23.12%          23.35%         (1.78%)              -

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                       1,428,640       1,568,068       1,526,936      1,604,296
    Unit value                                                           $1.920023       $1.851003       $1.466058      $1.750736
    Net assets (thousands)                                                  $2,743          $2,902          $2,239         $2,809
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.61%           1.69%           1.19%          1.34%
    Total return                                                             3.73%          26.26%        (16.26%)        (6.83%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                       1,520,346       1,776,672       1,116,920        814,367
    Unit value                                                           $0.825852       $0.757328       $0.513413      $0.829966
    Net assets (thousands)                                                  $1,256          $1,346            $573           $676
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.55%               -               -              -
    Total return                                                             9.05%          47.51%        (38.14%)       (33.68%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                       1,687,253       1,346,615       1,494,248        993,605
    Unit value                                                           $4.312269       $3.613947       $2.586820      $2.854356
    Net assets (thousands)                                                  $7,276          $4,867          $3,865         $2,836
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.17%           0.19%           0.93%          1.70%
    Total return                                                            19.32%          39.71%         (9.37%)         21.88%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
    Accumulation units outstanding                                       1,052,510       1,077,572       1,723,827        436,905
    Unit value                                                           $3.896547       $3.205162       $2.248179      $2.480328
    Net assets (thousands)                                                  $4,101          $3,454          $3,875         $1,084
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -           0.71%          1.77%
    Total return                                                            21.57%          42.57%         (9.36%)         14.71%

    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                       2,887,306       2,844,847       3,145,511      3,245,728
    Unit value                                                           $2.088912       $1.975101       $1.546985      $2.312642
    Net assets (thousands)                                                  $6,031          $5,619          $4,866         $7,506
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                             5.76%          27.67%        (33.11%)       (25.96%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                       2,665,988       3,067,704       3,532,260      4,571,050
    Unit value                                                           $1.518527       $1.453302       $1.068399      $1.658133
    Net assets (thousands)                                                  $4,048          $4,458          $3,774         $7,579
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                             4.49%          36.03%        (35.57%)       (28.02%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(1)
    Accumulation units outstanding                                         502,611         368,083         135,400         35,572
    Unit value                                                           $1.804926       $1.708144       $1.330799      $1.775290
    Net assets (thousands)                                                    $907            $629            $180            $63
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90% *
    Investment income ratio                                                      -               -               -              - *
    Total return                                                             5.67%          28.35%        (25.04%)       (11.24%)

    AIM V.I. MID-CAP CORE EQUITY FUND(10)
    Accumulation units outstanding                                         419,722               -               -              -
    Unit value                                                           $1.016770               -               -              -
    Net assets (thousands)                                                    $427               -               -              -
    Mortality and expense ratio                                              0.90% *             -               -              -
    Investment income ratio                                                  1.93% *             -               -              -
    Total return                                                             1.91%               -               -              -

    AIM V.I. PREMIER EQUITY FUND
    Accumulation units outstanding                                         581,112         409,852         439,078        160,449
    Unit value                                                           $1.594737       $1.521397       $1.227383      $1.775918
    Net assets (thousands)                                                    $927            $624            $539           $285
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.60%           0.30%           0.41%          0.44%
    Total return                                                             4.82%          23.95%        (30.89%)       (11.20%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                       2,527,897       2,388,466       2,202,602      1,557,149
    Unit value                                                           $1.199237       $1.118541       $0.837769      $1.279155
    Net assets (thousands)                                                  $3,032          $2,672          $1,845         $1,992
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -           0.01%              -
    Total return                                                             7.21%          33.51%        (34.51%)       (16.69%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                       3,878,916       4,615,429       5,187,825      2,790,667
    Unit value                                                           $2.656302       $2.587032       $2.550194      $2.359840
    Net assets (thousands)                                                 $10,304         $11,940         $13,230         $6,586
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  4.68%           3.66%           3.07%          2.78%
    Total return                                                             2.68%           1.44%           8.07%          6.06%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                         909,692       1,367,191       1,316,098        850,378
    Unit value                                                           $2.459318       $2.246640       $1.854946      $1.846158
    Net assets (thousands)                                                  $2,237          $3,072          $2,441         $1,570
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  8.36%           7.41%           8.90%          8.42%
    Total return                                                             9.47%          21.12%           0.48%          0.47%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                       3,599,292       2,021,757       1,681,936        758,715
    Unit value                                                           $2.140616       $1.872781       $1.472338      $1.640310
    Net assets (thousands)                                                  $7,705          $3,786          $2,474         $1,245
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.19%           0.31%           0.55%          0.43%
    Total return                                                            14.30%          27.20%        (10.24%)       (13.16%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                         310,972         342,225         349,645        300,360
    Unit value                                                           $1.542026       $1.453429       $1.131126      $1.461765
    Net assets (thousands)                                                    $480            $497            $395           $439
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.47%           0.73%           0.79%          0.18%
    Total return                                                             6.10%          28.49%        (22.62%)       (15.22%)

    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                       2,782,368       4,346,850       3,755,437      1,444,877
    Unit value                                                           $1.291089       $1.261633       $0.958779      $1.386087
    Net assets (thousands)                                                  $3,592          $5,484          $3,601         $2,003
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.19%           0.18%           0.09%              -
    Total return                                                             2.33%          31.59%        (30.83%)       (18.47%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                         866,912         808,785         871,565        676,162
    Unit value                                                           $2.887648       $2.587076       $2.085973      $2.386848
    Net assets (thousands)                                                  $2,503          $2,092          $1,818         $1,614
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.77%           1.03%           0.94%          1.64%
    Total return                                                            11.62%          24.02%        (12.61%)          6.08%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                         185,286         212,294         247,529        319,285
    Unit value                                                           $2.768561       $2.240130       $1.477507      $1.493112
    Net assets (thousands)                                                    $513            $476            $366           $477
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.83%           1.15%           1.46%          0.85%
    Total return                                                            23.59%          51.62%         (1.05%)        (8.92%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                       1,922,084       2,056,589       2,841,143      1,794,618
    Unit value                                                           $2.208263       $1.879989       $1.434848      $1.777901
    Net assets (thousands)                                                  $4,244          $3,866          $4,077         $3,191
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.07%           1.85%           1.57%          2.54%
    Total return                                                            17.46%          31.02%        (19.30%)       (16.76%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                          93,852          95,797         214,268        231,587
    Unit value                                                           $2.769743       $2.415252       $1.846982      $1.949284
    Net assets (thousands)                                                    $260            $231            $396           $451
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.89%           2.51%           1.83%          1.37%
    Total return                                                            14.68%          30.77%         (5.25%)       (10.76%)

    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                       1,663,760       2,396,022       1,517,466      1,022,506
    Unit value                                                           $2.883102       $2.507432       $1.914842      $2.370542
    Net assets (thousands)                                                  $4,797          $6,008          $2,906         $2,424
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  1.36%           1.41%           2.43%         15.82%
    Total return                                                            14.98%          30.95%        (19.22%)        (2.20%)

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND
    Accumulation units outstanding                                         545,039         213,216               -              -
    Unit value                                                           $0.932922       $1.053789               -              -
    Net assets (thousands)                                                    $508            $225               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                      -               - *             -              -
    Total return                                                          (11.47%)           9.53%               -              -

    RYDEX VARIABLE TRUST NOVA FUND(9)
    Accumulation units outstanding                                         122,320          85,259               -              -
    Unit value                                                           $1.383214       $1.217710               -              -
    Net assets (thousands)                                                    $169            $104               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                  0.05%               - *             -              -
    Total return                                                            13.59%          16.09%               -              -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(8)
    Accumulation units outstanding                                          73,604         148,483               -              -
    Unit value                                                           $1.267487       $1.155222               -              -
    Net assets (thousands)                                                     $93            $172               -              -
    Mortality and expense ratio                                              0.90%           0.90% *             -              -
    Investment income ratio                                                      -               - *             -              -
    Total return                                                             9.72%          14.74%               -              -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                         758,078         747,553       1,255,478        724,284
    Unit value                                                           $1.731994       $1.467860       $1.110715      $1.429549
    Net assets (thousands)                                                  $1,313          $1,097          $1,394         $1,035
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  2.37%           3.82%           2.15%              -
    Total return                                                            17.99%          32.15%        (22.30%)       (25.37%)

    SCUDDER VIT EQUITY 500 INDEX FUND(2)
    Accumulation units outstanding                                       1,138,638         943,487       1,218,795         58,178
    Unit value                                                           $2.281384       $2.081609       $1.639006      $2.109585
    Net assets (thousands)                                                  $2,598          $1,964          $1,998           $123
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90% *
    Investment income ratio                                                  1.09%           0.76%           3.36%              - *
    Total return                                                             9.60%          27.00%        (23.02%)          1.65%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                       1,808,264       2,213,342       2,541,191      3,976,109
    Unit value                                                           $0.560423       $0.574964       $0.392611      $0.776341
    Net assets (thousands)                                                  $1,013          $1,273            $998         $3,087
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -              -
    Total return                                                           (2.53%)          46.45%        (49.43%)       (49.32%)

WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT
    Accumulation units outstanding                                         624,144         759,381         724,347        794,005
    Unit value                                                           $3.145953       $2.553139       $1.824102      $2.172990
    Net assets (thousands)                                                  $1,964          $1,939          $1,321         $1,725
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                  0.31%           0.31%               -          0.11%
    Total return                                                            23.22%          39.97%        (16.06%)       (27.28%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                       3,749,416       3,855,941        3,812,233     3,864,179
    Unit value                                                           $2.877303       $2.228762        $1.510758     $1.769192
    Net assets (thousands)                                                 $10,788          $8,594           $5,759        $6,836
    Mortality and expense ratio                                              0.90%           0.90%            0.90%         0.90%
    Investment income ratio                                                  0.72%           0.31%                -             -
    Total return                                                            29.10%          47.53%         (14.61%)      (21.98%)

    WANGER SELECT
    Accumulation units outstanding                                         566,930         532,968          473,442       453,082
    Unit value                                                           $3.774378       $3.192336        $2.464155     $2.691578
    Net assets (thousands)                                                  $2,140          $1,701           $1,167        $1,220
    Mortality and expense ratio                                              0.90%           0.90%            0.90%         0.90%
    Investment income ratio                                                      -               -                -             -
    Total return                                                            18.23%          29.55%          (8.45%)         8.11%

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                         --------------------------------------------------------
SUBACCOUNT                                                                  2004           2003            2002           2001
----------                                                               ---------      ----------      ----------     ----------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                       5,799,949       6,159,020       6,419,381      6,700,035
    Unit value                                                           $3.182376       $2.713755       $1.911988      $2.319212
    Net assets (thousands)                                                 $18,458         $16,714         $12,274        $15,539
    Mortality and expense ratio                                              0.90%           0.90%           0.90%          0.90%
    Investment income ratio                                                      -               -               -          0.06%
    Total return                                                            17.27%          41.93%        (17.56%)         10.38%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception May 10, 2001 to December 31, 2001.
 (2) From inception November 7, 2001 to December 31, 2001.
 (3) From inception August 22, 2002 to December 31, 2002.
 (4) From inception August 29, 2002 to December 31, 2002.
 (5) From inception October 22, 2002 to December 31, 2002.
 (6) From inception June 3, 2003 to December 31, 2003.
 (7) From inception June 6, 2003 to December 31, 2003.
 (8) From inception June 12, 2003 to December 31, 2003.
 (9) From inception June 16, 2003 to December 31, 2003.
(10) From inception December 3, 2004 to December 31, 2004.
   * Annualized.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                              PHOENIX-                                                       PHOENIX-ALLIANCE/
                                              ABERDEEN                                  PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL           PHOENIX-AIM            SMALL-CAP            ENHANCED INDEX
                                               SERIES             GROWTH SERIES         GROWTH SERIES              SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,195,573             8,297,831                177,238              2,083,479
Participant deposits                                56,840               240,986                 14,963                 26,644
Participant transfers                            1,172,500(e)           (885,195)                81,106               (106,077)
Participant withdrawals                           (291,983)             (617,935)               (11,907)              (198,047)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,132,930             7,035,687                261,400              1,805,999
                                         =====================================================================================

                                           PHOENIX-DUFF &           PHOENIX-              PHOENIX-               PHOENIX-
                                            PHELPS REAL             ENGEMANN              ENGEMANN            ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH          GROWTH AND             CAP GROWTH
                                               SERIES                SERIES             INCOME SERIES             SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           1,157,244            10,207,136              4,742,859              1,292,181
Participant deposits                                22,989               394,216                113,684                 22,719
Participant transfers                             (159,703)           (1,103,965)               470,456(b)            (197,337)(c)
Participant withdrawals                            (78,499)             (700,562)              (377,542)              (147,111)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   942,031             8,796,825              4,949,457                970,452
                                         =====================================================================================

                                              PHOENIX-                                                            PHOENIX-
                                              ENGEMANN               PHOENIX-             PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC            ENGEMANN VALUE        GOODWIN MONEY           SECTOR FIXED
                                         ALLOCATION SERIES        EQUITY SERIES         MARKET SERIES          INCOME SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           6,933,368             4,349,332              2,154,851              2,536,859
Participant deposits                               207,996                86,069                149,595                 56,461
Participant transfers                             (118,250)              (50,788)(d)           (440,446)             1,348,832(a)
Participant withdrawals                           (440,700)             (330,757)              (473,487)              (455,415)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 6,582,414             4,053,856              1,390,513              3,486,737
                                         =====================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                              PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                             TERM BOND          RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                               SERIES                SERIES                SERIES                  SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           9,461,142               394,881                126,083                276,536
Participant deposits                                79,594                 3,931                  1,878                 18,401
Participant transfers                            1,049,067                14,421                 43,556                277,288
Participant withdrawals                         (9,033,052)              (26,392)               (12,859)               (22,570)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,556,751               386,841                158,658                549,655
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                          PHOENIX-LAZARD          PHOENIX-LORD          PHOENIX-LORD            PHOENIX-LORD
                                          SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP         ABBETT MID-CAP
                                              SERIES            DEBENTURE SERIES        VALUE SERIES            VALUE SERIES
                                         -----------------      ----------------      -----------------       ----------------
Accumulation units outstanding,
   beginning of period                             552,831                92,718                300,576                279,623
Participant deposits                                 3,837                   987                 21,695                  1,981
Participant transfers                             (455,868)               52,226              1,108,013                174,429
Participant withdrawals                             (6,098)              (15,786)               (43,385)               (22,158)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    94,702               130,145              1,386,899                433,875
                                         =====================================================================================

                                              PHOENIX-               PHOENIX-           PHOENIX-SANFORD       PHOENIX-SANFORD
                                          NORTHERN DOW 30        NORTHERN NASDAQ-        BERNSTEIN MID-       BERNSTEIN SMALL-
                                              SERIES           100 INDEX(R) SERIES      CAP VALUE SERIES      CAP VALUE SERIES
                                         -----------------     -------------------      ----------------      ----------------
Accumulation units outstanding,
   beginning of period                           1,568,068               1,776,672             1,346,615             1,077,572
Participant deposits                                26,353                  31,661                34,237                29,110
Participant transfers                              (26,975)               (100,170)              463,408                20,190
Participant withdrawals                           (138,806)               (187,817)             (157,007)              (74,362)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,428,640               1,520,346             1,687,253             1,052,510
                                         =====================================================================================

                                          PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL
                                          MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION          AIM V.I. MID-CAP
                                              SERIES                 SERIES                  FUND              CORE EQUITY FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,844,847             3,067,704                368,083                      -
Participant deposits                               108,845                87,824                 14,825                    238
Participant transfers                              217,140              (281,929)               219,288                442,025(f)
Participant withdrawals                           (283,526)             (207,611)               (99,585)               (22,541)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,887,306             2,665,988                502,611                419,722
                                         =====================================================================================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                ALGER AMERICAN             FOR U.S.              INCOME BOND
                                          AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT              FUND II --
                                            EQUITY FUND            PORTFOLIO             SECURITIES II          PRIMARY SHARES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             409,852             2,388,466              4,615,429              1,367,191
Participant deposits                                17,733                77,672                110,427                 15,112
Participant transfers                              169,587               343,803               (392,605)              (338,182)
Participant withdrawals                            (16,060)             (282,044)              (454,335)              (134,429)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   581,112             2,527,897              3,878,916                909,692
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                   VIP GROWTH
                                         VIP CONTRAFUND(R)        OPPORTUNITIES          VIP GROWTH            MUTUAL SHARES
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO           SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,021,757               342,225              4,346,850                808,785
Participant deposits                                34,531                 6,468                 88,656                 14,611
Participant transfers                            1,753,885                10,369             (1,341,017)                85,714
Participant withdrawals                           (210,881)              (48,090)              (312,121)               (42,198)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,599,292               310,972              2,782,368                866,912
                                         =====================================================================================

                                             TEMPLETON
                                             DEVELOPING             TEMPLETON             TEMPLETON              TEMPLETON
                                              MARKETS                FOREIGN             GLOBAL ASSET             GROWTH
                                          SECURITIES FUND        SECURITIES FUND       ALLOCATION FUND        SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             212,294             2,056,589                 95,797              2,396,022
Participant deposits                                 4,327                61,801                  6,867                 47,551
Participant transfers                               (8,456)              (56,674)                (4,870)              (660,272)
Participant withdrawals                            (22,879)             (139,632)                (3,942)              (119,541)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   185,286             1,922,084                 93,852              1,663,760
                                         =====================================================================================

                                                                                                                SCUDDER VIT
                                                                                       RYDEX VARIABLE         EAFE(R) EQUITY
                                          RYDEX VARIABLE        RYDEX VARIABLE          TRUST SECTOR               INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND         ROTATION FUND               FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             213,216                85,259                148,483                747,553
Participant deposits                                37,133                 7,037                    264                  4,618
Participant transfers                              315,231                51,885                (66,021)                57,451
Participant withdrawals                            (20,541)              (21,861)                (9,122)               (51,544)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   545,039               122,320                 73,604                758,078
                                         =====================================================================================

                                            SCUDDER VIT                                    WANGER                 WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY          INTERNATIONAL           INTERNATIONAL
                                               FUND                PORTFOLIO               SELECT                SMALL CAP
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             943,487             2,213,342                759,381              3,855,941
Participant deposits                                 6,283               108,412                 14,273                 92,697
Participant transfers                              223,020               (99,252)               (95,805)                80,601
Participant withdrawals                            (34,152)             (414,238)               (53,705)              (279,823)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,138,638             1,808,264                624,144              3,749,416
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                  WANGER U.S.
                                                                    SMALLER
                                           WANGER SELECT           COMPANIES
                                         -----------------      ---------------
Accumulation units outstanding,
   beginning of period                             532,968            6,159,020
Participant deposits                                 9,944              128,815
Participant transfers                               55,349              (20,478)
Participant withdrawals                            (31,331)            (467,408)
                                         --------------------------------------
Accumulation units outstanding,
   end of period                                   566,930            5,799,949
                                         ======================================

(a) Participant transfers include units transferred in from Janus flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                             PHOENIX-                                 PHOENIX-ALLIANCE/      PHOENIX-ALLIANCE/
                                             ABERDEEN             PHOENIX-AIM             BERNSTEIN              BERNSTEIN
                                           INTERNATIONAL         MID-CAP EQUITY         ENHANCED INDEX         GROWTH + VALUE
                                              SERIES                 SERIES                 SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,512,460               467,846              2,503,633                560,686
Participant deposits                                68,679                10,119                 92,887                 13,347
Participant transfers                             (157,197)             (288,392)              (348,441)              (376,399)
Participant withdrawals                           (228,369)              (33,878)              (164,600)               (13,837)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,195,573               155,695              2,083,479                183,797
                                         =====================================================================================

                                           PHOENIX-DUFF &            PHOENIX-              PHOENIX-
                                            PHELPS REAL              ENGEMANN           ENGEMANN SMALL           PHOENIX-
                                         ESTATE SECURITIES        CAPITAL GROWTH          & MID-CAP            GOODWIN MONEY
                                              SERIES                  SERIES            GROWTH SERIES          MARKET SERIES
                                         -----------------       ---------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           1,118,110            10,977,008              1,569,466              4,779,475
Participant deposits                                21,290               499,241                 19,667                175,236
Participant transfers                               95,651              (421,289)              (246,881)            (1,948,150)
Participant withdrawals                            (77,807)             (847,824)               (50,071)              (851,710)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,157,244            10,207,136              1,292,181              2,154,851
                                         =====================================================================================

                                                                     PHOENIX-
                                              PHOENIX-            GOODWIN MULTI-
                                           GOODWIN MULTI-          SECTOR SHORT          PHOENIX-JANUS         PHOENIX-KAYNE
                                            SECTOR FIXED             TERM BOND          FLEXIBLE INCOME       RISING DIVIDENDS
                                           INCOME SERIES              SERIES                SERIES                 SERIES
                                         -----------------       ---------------       ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,551,105                     -              2,252,458                 34,007
Participant deposits                                54,487             9,059,436                 26,393                    194
Participant transfers                              230,346               401,901               (249,951)               371,742
Participant withdrawals                           (299,079)                 (195)              (187,290)               (11,062)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,536,859             9,461,142              1,841,610                394,881
                                         =====================================================================================

                                          PHOENIX-KAYNE           PHOENIX-LAZARD
                                            SMALL-CAP             INTERNATIONAL          PHOENIX-LAZARD       PHOENIX-LAZARD
                                          QUALITY VALUE           EQUITY SELECT         SMALL-CAP VALUE       U.S. MULTI-CAP
                                             SERIES                  SERIES                 SERIES                SERIES
                                         -----------------       ---------------       ----------------      -----------------
Accumulation units outstanding,
   beginning of period                               7,212                 9,558                  9,951                    499
Participant deposits                                 7,302                25,325                  1,563                    196
Participant transfers                              111,887               268,621                543,188                 37,984
Participant withdrawals                               (318)              (26,968)                (1,871)                  (266)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   126,083               276,536                552,831                 38,413
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            PHOENIX-LORD
                                            ABBETT BOND-          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS
                                              DEBENTURE         ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                               SERIES             VALUE SERIES           VALUE SERIES           STOCK SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                              24,524                33,736                54,410               8,893,972
Participant deposits                                70,092                20,532                 6,330                 353,235
Participant transfers                                  175               266,036               224,845                (240,683)
Participant withdrawals                             (2,073)              (19,728)               (5,962)               (708,693)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    92,718               300,576               279,623               8,297,831
                                         =====================================================================================

                                            PHOENIX-MFS                                    PHOENIX-           PHOENIX-NORTHERN
                                             INVESTORS            PHOENIX-MFS              NORTHERN              NASDAQ-100
                                            TRUST SERIES         VALUE SERIES            DOW 30 SERIES         INDEX(R) SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                             105,165             1,317,927             1,526,936               1,116,920
Participant deposits                                   384                19,101                13,808                  94,422
Participant transfers                               31,440              (186,197)              212,535                 622,732
Participant withdrawals                               (190)              (59,723)             (185,211)                (57,402)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   136,799             1,091,108             1,568,068               1,776,672
                                         =====================================================================================

                                              PHOENIX-             PHOENIX-
                                          OAKHURST GROWTH          OAKHURST                PHOENIX-            PHOENIX-SANFORD
                                             AND INCOME            STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                               SERIES          ALLOCATION SERIES         EQUITY SERIES          VALUE SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                           5,185,969             7,558,970             3,893,657                 241,114
Participant deposits                               196,375               200,038               117,066                  13,094
Participant transfers                             (329,524)             (168,028)              573,957                  64,280
Participant withdrawals                           (309,961)             (657,612)             (235,348)                (16,485)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,742,859             6,933,368             4,349,332                 302,003
                                         =====================================================================================

                                          PHOENIX-SANFORD       PHOENIX-SANFORD         PHOENIX-SENECA         PHOENIX-SENECA
                                           BERNSTEIN MID-       BERNSTEIN SMALL-        MID-CAP GROWTH         STRATEGIC THEME
                                          CAP VALUE SERIES      CAP VALUE SERIES            SERIES                 SERIES
                                         -----------------     -----------------        --------------        ----------------
Accumulation units outstanding,
   beginning of period                           1,494,249             1,723,827             3,145,511               3,532,260
Participant deposits                                36,738                30,033               148,142                  85,311
Participant transfers                               (2,172)             (579,559)             (215,906)               (289,126)
Participant withdrawals                           (182,200)              (96,729)             (232,900)               (260,741)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,346,615             1,077,572             2,844,847               3,067,704
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            PHOENIX-STATE
                                           STREET RESEARCH      AIM V.I. CAPITAL                               ALGER AMERICAN
                                              SMALL-CAP           APPRECIATION         AIM V.I. PREMIER          LEVERAGED
                                            GROWTH SERIES             FUND               EQUITY FUND          ALLCAP PORTFOLIO
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                               2,519               135,400                439,078              2,202,602
Participant deposits                                20,360                17,273                 18,962                 66,719
Participant transfers                              155,750               244,001                 (1,309)               238,031
Participant withdrawals                             (1,391)              (28,591)               (46,879)              (118,886)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   177,238               368,083                409,852              2,388,466
                                         =====================================================================================

                                           FEDERATED FUND        FEDERATED HIGH
                                              FOR U.S.            INCOME BOND                                    VIP GROWTH
                                             GOVERNMENT            FUND II --          VIP CONTRAFUND(R)       OPPORTUNITIES
                                           SECURITIES II         PRIMARY SHARES            PORTFOLIO             PORTFOLIO
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           5,187,825             1,316,098              1,681,936                349,646
Participant deposits                               123,012                21,894                 49,540                 19,672
Participant transfers                              (81,345)              147,962                386,627                 14,986
Participant withdrawals                           (614,063)             (118,763)               (96,346)               (42,079)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,615,429             1,367,191              2,021,757                342,225
                                         =====================================================================================

                                                                                          TEMPLETON
                                                                                          DEVELOPING             TEMPLETON
                                             VIP GROWTH           MUTUAL SHARES            MARKETS                FOREIGN
                                             PORTFOLIO          SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                           3,755,436               871,565                247,529              2,841,143
Participant deposits                               144,138                16,267                  8,153                 87,764
Participant transfers                              646,354                (6,435)               (21,050)              (728,400)
Participant withdrawals                           (199,078)              (72,612)               (22,338)              (143,918)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,346,850               808,785                212,294              2,056,589
                                         =====================================================================================

                                              TEMPLETON             TEMPLETON
                                             GLOBAL ASSET            GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                           ALLOCATION FUND       SECURITIES FUND        TRUST JUNO FUND        TRUST NOVA FUND
                                         -----------------      ----------------       ----------------       ----------------
Accumulation units outstanding,
   beginning of period                             214,268             1,517,466                      -                      -
Participant deposits                                 5,028                52,515                 45,111                    274
Participant transfers                             (110,194)              963,448                170,616                 84,998
Participant withdrawals                            (13,305)             (137,407)                (2,511)                   (13)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    95,797             2,396,022                213,216                 85,259
                                         =====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                          RYDEX VARIABLE           SCUDDER VIT              SCUDDER VIT
                                           TRUST SECTOR           EAFE(R) EQUITY         EQUITY 500 INDEX          TECHNOLOGY
                                          ROTATION FUND             INDEX FUND                 FUND                 PORTFOLIO
                                         ---------------          --------------         ----------------         -----------
Accumulation units outstanding,
   beginning of period                                 -               1,255,478                1,218,795           2,541,191
Participant deposits                                  51                   6,006                   13,228              88,018
Participant transfers                            148,432                (488,415)                (271,655)           (224,651)
Participant withdrawals                                -                 (25,516)                 (16,881)           (191,216)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 148,483                 747,553                  943,487           2,213,342
                                         ====================================================================================

                                                                      WANGER                                      WANGER U.S.
                                          WANGER FOREIGN           INTERNATIONAL                                    SMALLER
                                              FORTY                  SMALL CAP            WANGER TWENTY            COMPANIES
                                          --------------          --------------         ----------------         -----------
Accumulation units outstanding,
   beginning of period                           724,347               3,812,233                  473,442           6,419,381
Participant deposits                              19,450                 119,663                   13,727             187,057
Participant transfers                             71,110                 196,545                   58,837             (38,918)
Participant withdrawals                          (55,526)               (272,500)                 (13,038)           (408,500)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 759,381               3,855,941                  532,968           6,159,020
                                         ====================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .375% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $93,822, $105,316 and $98,347 during the years ended December 31, 2004, 2003 and 2002, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $555,092, $575,453 and $430,633 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

     On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

     On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

     On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

     On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

     On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

     On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

     Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

     At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

     Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

     The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

     Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

     Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

     Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option
1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)- VA (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

          The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y

               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 2




                                [LOGO] PHOENIX(R)

                 VA0217AR2 (C) 2005  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                   INTERNATIONAL           GROWTH                GROWTH           ENHANCED INDEX
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       5,055,829    $       7,593,298    $         323,049    $       1,873,000
                                                 =================    =================    =================    =================
   Investment at market                          $       4,569,294    $       4,844,600    $         365,027    $       1,438,796
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,569,294            4,844,600              365,027            1,438,796
LIABILITIES
   Accrued expenses                                          4,701                5,058                  372                1,492
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,564,593    $       4,839,542    $         364,655    $       1,437,304
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,426,108            4,120,846              118,937              874,750
                                                 =================    =================    =================    =================
Unit value                                       $        1.881447    $        1.174405    $        3.065944    $        1.643102
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-             PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-             ENGEMANN             ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                                 ESTATE SECURITIES     CAPITAL GROWTH           INCOME               GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       2,805,754    $      14,364,019    $       7,519,011    $       1,055,019
                                                 =================    =================    =================    =================
   Investment at market                          $       4,344,395    $       7,693,160    $       6,895,574    $         906,383
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,344,395            7,693,160            6,895,574              906,383
LIABILITIES
   Accrued expenses                                          4,499                8,146                7,214                  936
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,339,896    $       7,685,014    $       6,888,360    $         905,447
                                                 =================    =================    =================    =================
Accumulation units outstanding                             747,226            6,295,513            3,660,201              779,796
                                                 =================    =================    =================    =================
Unit value                                       $        5.808011    $        1.220713    $        1.881962    $        1.161134
                                                 =================    =================    =================    =================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                                     STRATEGIC         ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                                    ALLOCATION             EQUITY               MARKET               INCOME
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       7,974,896    $       7,232,402    $       1,402,874    $       7,718,217
                                                 =================    =================    =================    =================
   Investment at market                          $       8,111,265    $       7,080,530    $       1,402,874    $       8,186,988
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       8,111,265            7,080,530            1,402,874            8,186,988
LIABILITIES
   Accrued expenses                                          8,496                7,397                1,554                8,795
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       8,102,769    $       7,073,133    $       1,401,320    $       8,178,193
                                                 =================    =================    =================    =================
Accumulation units outstanding                           3,443,342            2,657,066              649,771            2,786,584
                                                 =================    =================    =================    =================
Unit value                                       $        2.353170    $        2.662009    $        2.156637    $        2.934845
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-
                                                  GOODWIN MULTI-                            PHOENIX-KAYNE        PHOENIX-LAZARD
                                                   SECTOR SHORT        PHOENIX-KAYNE          SMALL-CAP           INTERNATIONAL
                                                     TERM BOND        RISING DIVIDENDS      QUALITY VALUE         EQUITY SELECT
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,242,258    $         586,125    $         313,080    $         847,281
                                                 =================    =================    =================    =================
   Investment at market                          $       1,256,922    $         667,163    $         381,753    $       1,016,592
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,256,922              667,163              381,753            1,016,592
LIABILITIES
   Accrued expenses                                          1,324                  700                  370                1,021
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,255,598    $         666,463    $         381,383    $       1,015,571
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,180,968              283,717              128,688              363,247
                                                 =================    =================    =================    =================
Unit value                                       $        1.063194    $        2.349042    $        2.963636    $        2.795817
                                                 =================    =================    =================    =================

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE         DEBENTURE             VALUE                VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         140,176    $         288,860    $       1,960,196    $         535,892
                                                 =================    =================    =================    =================
   Investment at market                          $         186,469    $         296,761    $       2,307,739    $         715,979
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         186,469              296,761            2,307,739              715,979
LIABILITIES
   Accrued expenses                                            200                  312                2,389                  731
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         186,269    $         296,449    $       2,305,350    $         715,248
                                                 =================    =================    =================    =================
Accumulation units outstanding                              61,700              112,471              815,790              238,220
                                                 =================    =================    =================    =================
Unit value                                       $        3.018964    $        2.635783    $        2.825910    $        3.002474
                                                 =================    =================    =================    =================

                                                                          PHOENIX-
                                                     PHOENIX-             NORTHERN          PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     NORTHERN            NASDAQ-100          BERNSTEIN MID-     BERNSTEIN SMALL-
                                                      DOW 30              INDEX(R)            CAP VALUE            CAP VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       1,024,304    $         951,435    $       4,880,757    $       3,005,955
                                                 =================    =================    =================    =================
   Investment at market                          $       1,093,586    $         990,971    $       6,225,509    $       3,876,018
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,093,586              990,971            6,225,509            3,876,018
LIABILITIES
   Accrued expenses                                          1,123                1,039                6,486                4,005
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,092,463    $         989,932    $       6,219,023    $       3,872,013
                                                 =================    =================    =================    =================
Accumulation units outstanding                             555,932            1,160,569            1,357,885            1,086,266
                                                 =================    =================    =================    =================
Unit value                                       $        1.965102    $        0.852970    $        4.579933    $        3.564517
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       6,338,076    $       8,090,810    $         963,118    $         331,201
                                                 =================    =================    =================    =================
   Investment at market                          $       4,019,442    $       3,818,737    $       1,060,693    $         322,952
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,019,442            3,818,737            1,060,693              322,952
LIABILITIES
   Accrued expenses                                          4,212                4,068                1,108                  308
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,015,230    $       3,814,669    $       1,059,585    $         322,644
                                                 =================    =================    =================    =================
Accumulation units outstanding                           1,972,091            2,599,423              596,717              317,415
                                                 =================    =================    =================    =================
Unit value                                       $        2.036027    $        1.467506    $        1.775690    $        1.016476
                                                 =================    =================    =================    =================

                                                                                            FEDERATED FUND        FEDERATED HIGH
                                                                       ALGER AMERICAN           FOR U.S.           INCOME BOND
                                                 AIM V.I. PREMIER        LEVERAGED            GOVERNMENT             FUND II --
                                                      EQUITY               ALLCAP            SECURITIES II        PRIMARY SHARES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         620,177    $       1,464,681    $       5,971,740    $       2,042,344
                                                 =================    =================    =================    =================
   Investment at market                          $         582,607    $       1,737,617    $       6,238,477    $       2,132,382
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         582,607            1,737,617            6,238,477            2,132,382
LIABILITIES
   Accrued expenses                                            594                1,844                6,595                2,193
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         582,013    $       1,735,773    $       6,231,882    $       2,130,189
                                                 =================    =================    =================    =================
Accumulation units outstanding                             336,775            1,479,604            2,432,051              878,233
                                                 =================    =================    =================    =================
Unit value                                       $        1.728194    $        1.173133    $        2.562398    $        2.425540
                                                 =================    =================    =================    =================

                                                                          VIP GROWTH                              MUTUAL SHARES
                                                 VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $       3,446,468    $         491,392    $       2,231,662    $       1,162,018
                                                 =================    =================    =================    =================
   Investment at market                          $       4,434,870    $         566,329    $       2,482,542    $       1,364,134
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       4,434,870              566,329            2,482,542            1,364,134
LIABILITIES
   Accrued expenses                                          4,588                  592                2,600                1,393
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       4,430,282    $         565,737    $       2,479,942    $       1,362,741
                                                 =================    =================    =================    =================
Accumulation units outstanding                           2,124,449              378,409            1,926,622              485,806
                                                 =================    =================    =================    =================
Unit value                                       $        2.085379    $        1.495040    $        1.287197    $        2.805116
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                     TEMPLETON
                                                    DEVELOPING           TEMPLETON            TEMPLETON            TEMPLETON
                                                      MARKETS             FOREIGN            GLOBAL ASSET            GROWTH
                                                    SECURITIES           SECURITIES           ALLOCATION           SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         242,458    $       2,576,652    $         102,490    $       2,039,325
                                                 =================    =================    =================    =================
   Investment at market                          $         313,937    $       2,508,811    $         106,750    $       2,321,442
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         313,937            2,508,811              106,750            2,321,442
LIABILITIES
   Accrued expenses                                            324                2,597                  111                2,411
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         313,613    $       2,506,214    $         106,639    $       2,319,031
                                                 =================    =================    =================    =================
Accumulation units outstanding                             115,349            1,126,796               38,881              798,428
                                                 =================    =================    =================    =================
Unit value                                       $        2.718827    $        2.224195    $        2.742704    $        2.904497
                                                 =================    =================    =================    =================

                                                                                            RYDEX VARIABLE         SCUDDER VIT
                                                  RYDEX VARIABLE         RYDEX VARIABLE       TRUST SECTOR        EAFE(R) EQUITY
                                                    TRUST JUNO            TRUST NOVA           ROTATION              INDEX
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         165,789    $          90,249    $         151,774    $         660,566
                                                 =================    =================    =================    =================
   Investment at market                          $         147,628    $         120,815    $         193,305    $         652,411
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                         147,628              120,815              193,305              652,411
LIABILITIES
   Accrued expenses                                            149                  125                  205                  674
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $         147,479    $         120,690    $         193,100    $         651,737
                                                 =================    =================    =================    =================
Accumulation units outstanding                             158,969               87,741              153,202              391,771
                                                 =================    =================    =================    =================
Unit value                                       $        0.927719    $        1.375523    $        1.260424    $        1.663569
                                                 =================    =================    =================    =================

                                                                                                WANGER               WANGER
                                                    SCUDDER VIT                              INTERNATIONAL        INTERNATIONAL
                                                 EQUITY 500 INDEX         TECHNOLOGY            SELECT              SMALL CAP
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
ASSETS
   Investment at cost                            $         906,926    $       3,420,078    $       1,614,105    $       9,097,022
                                                 =================    =================    =================    =================
   Investment at market                          $       1,079,517    $         918,388    $       1,607,629    $       7,699,243
                                                 -----------------    -----------------    -----------------    -----------------
      Total assets                                       1,079,517              918,388            1,607,629            7,699,243
LIABILITIES
   Accrued expenses                                          1,136                  965                1,646                7,901
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS                                       $       1,078,381    $         917,423    $       1,605,983    $       7,691,342
                                                 =================    =================    =================    =================
Accumulation units outstanding                             478,024            1,642,375              531,133            2,787,260
                                                 =================    =================    =================    =================
Unit value                                       $        2.255912    $        0.558595    $        3.023691    $        2.759463
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                         WANGER U.S.
                                                                           SMALLER
                                                   WANGER SELECT          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------
ASSETS
   Investment at cost                            $       1,172,720    $       6,486,700
                                                 =================    =================
   Investment at market                          $       1,907,115    $       9,946,530
                                                 -----------------    -----------------
      Total assets                                       1,907,115            9,946,530
LIABILITIES
   Accrued expenses                                          2,003               10,361
                                                 -----------------    -----------------
NET ASSETS                                       $       1,905,112    $       9,936,169
                                                 =================    =================
Accumulation units outstanding                             524,371            3,206,983
                                                 =================    =================
Unit value                                       $        3.633140    $        3.098292
                                                 =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     PHOENIX-                                PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN            PHOENIX-AIM            SMALL-CAP           BERNSTEIN
                                                   INTERNATIONAL           GROWTH                GROWTH           ENHANCED INDEX
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         105,990    $           4,527    $             -      $          20,412
Expenses
   Mortality and expense fees                               45,092               61,606                4,519               17,695
   Indexing (gain) loss                                      1,144                  799                   70                  272
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                59,754              (57,878)              (4,589)               2,445
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             (2,587)            (110,271)              (2,612)             (87,398)
Net realized gain distribution from Fund                       -                    -                  5,378                  -
Net change in unrealized appreciation
   (depreciation) on investment                            652,502              287,423                  803              196,114
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              649,915              177,152                3,569              108,716
Net increase (decrease) in net assets
   resulting from operations                     $         709,669    $         119,274    $          (1,020)   $         111,161
                                                 =================    =================    =================    =================

                                                                                               PHOENIX-             PHOENIX-
                                                   PHOENIX-DUFF &         PHOENIX-             ENGEMANN             ENGEMANN
                                                    PHELPS REAL           ENGEMANN            GROWTH AND           SMALL-CAP
                                                 ESTATE SECURITIES     CAPITAL GROWTH           INCOME               GROWTH
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          90,570    $          66,022    $          78,452    $             -
Expenses
   Mortality and expense fees                               45,771              102,343               81,683               13,154
   Indexing (gain) loss                                      1,501                1,377                1,250                  276
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                43,298              (37,698)              (4,481)             (13,430)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              5,293             (447,777)              (3,850)               5,608
Net realized gain distribution from Fund                   347,412                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            651,320              765,385              584,782               57,356
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                            1,004,025              317,608              580,932               62,964
Net increase (decrease) in net assets
   resulting from operations                     $       1,047,323    $         279,910    $         576,451    $          49,534
                                                 =================    =================    =================    =================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-              PHOENIX-         GOODWIN MULTI-
                                                    STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY        SECTOR FIXED
                                                    ALLOCATION             EQUITY                MARKET              INCOME
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $         206,697    $          55,290    $          13,797    $         484,623
Expenses
   Mortality and expense fees                               99,079               76,219               22,894              100,456
   Indexing (gain) loss                                      1,153                1,263                  157                  932
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               106,465              (22,192)              (9,254)             383,235
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             10,234                1,444                  -                 51,829
Net realized gain distribution from Fund                   204,228                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            151,265              768,999                  -                 12,403
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              365,727              770,443                  -                 64,232
Net increase (decrease) in net assets
   resulting from operations                     $         472,192    $         748,251    $          (9,254)   $         447,467
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                      PHOENIX-
                                                   GOODWIN MULTI-                            PHOENIX-KAYNE       PHOENIX-LAZARD
                                                    SECTOR SHORT         PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                     TERM BOND         RISING DIVIDENDS      QUALITY VALUE        EQUITY SELECT
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          38,781    $           9,107    $           2,635    $          10,187
Expenses
   Mortality and expense fees                                9,870                7,357                3,069                9,362
   Indexing (gain) loss                                         95                  102                   71                  190
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                28,816                1,648                 (505)                 635
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                               (239)                  22               13,091               (1,387)
Net realized gain distribution from Fund                       -                    -                  3,355                5,570
Net change in unrealized appreciation
   (depreciation) on investment                             11,293               19,596               42,604              102,974
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               11,054               19,618               59,050              107,157
Net increase (decrease) in net assets
   resulting from operations                     $          39,870    $          21,266    $          58,545    $         107,792
                                                 =================    =================    =================    =================

                                                                         PHOENIX-LORD        PHOENIX-LORD          PHOENIX-LORD
                                                   PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                  SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $          14,005    $          16,648    $           2,842
Expenses
   Mortality and expense fees                                3,215                3,066               19,819                6,089
   Indexing (gain) loss                                         68                   36                  351                  155
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,283)              10,903               (3,522)              (3,402)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             10,800                  144                 (933)               3,734
Net realized gain distribution from Fund                    15,624                3,858                8,582                4,168
Net change in unrealized appreciation
   (depreciation) on investment                                (61)               3,008              210,956              110,705
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               26,363                7,010              218,605              118,607
Net increase (decrease) in net assets
   resulting from operations                     $          23,080    $          17,913    $         215,083    $         115,205
                                                 =================    =================    =================    =================

                                                                           PHOENIX-
                                                     PHOENIX-              NORTHERN         PHOENIX-SANFORD       PHOENIX-SANFORD
                                                     NORTHERN             NASDAQ-100           BERNSTEIN         BERNSTEIN SMALL-
                                                      DOW 30               INDEX(R)          MID-CAP VALUE          CAP VALUE
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          18,570    $           5,494    $           9,001    $             -
Expenses
   Mortality and expense fees                               14,402               11,963               61,785               39,660
   Indexing (gain) loss                                        172                  226                1,314                  908
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 3,996               (6,695)             (54,098)             (40,568)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             21,808               (2,992)               6,019               14,804
Net realized gain distribution from Fund                         -                    -              420,810              308,859
Net change in unrealized appreciation
   (depreciation) on investment                              1,309               83,519              545,391              354,792
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               23,117               80,527              972,220              678,455
Net increase (decrease) in net assets
   resulting from operations                     $          27,113    $          73,832    $         918,122    $         637,887
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA       PHOENIX-SENECA       AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                  MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION        CORE EQUITY
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -      $             -      $             477
Expenses
   Mortality and expense fees                               53,159               50,979               10,474                  308
   Indexing (gain) loss                                        857                  759                  160                    6
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (54,016)             (51,738)             (10,634)                 163
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (511,132)            (658,797)              (3,763)                  (3)
Net realized gain distribution from Fund                       -                    -                    -                 14,080
Net change in unrealized appreciation
   (depreciation) on investment                            734,169              837,489               72,054               (8,249)
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              223,037              178,692               68,291                5,828
Net increase (decrease) in net assets
   resulting from operations                     $         169,021    $         126,954    $          57,657    $           5,991
                                                 =================    =================    =================    =================

                                                                                             FEDERATED FUND      FEDERATED HIGH
                                                                       ALGER AMERICAN            FOR U.S.          INCOME BOND
                                                 AIM V.I. PREMIER         LEVERAGED             GOVERNMENT          FUND II --
                                                      EQUITY                ALLCAP            SECURITIES II       PRIMARY SHARES
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           2,568    $             -      $         318,831    $         159,106
Expenses
   Mortality and expense fees                                6,454               24,428               83,874               26,096
   Indexing (gain) loss                                         96                  442                  647                  277
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (3,982)             (24,870)             234,310              132,733
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              3,086              (57,307)              (1,343)               7,585
Net realized gain distribution from Fund                       -                    -                 37,231                  -
Net change in unrealized appreciation
   (depreciation) on investment                             27,460              180,726             (119,824)              32,691
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               30,546              123,419              (83,936)              40,276
Net increase (decrease) in net assets
   resulting from operations                     $          26,564    $          98,549    $         150,374    $         173,009
                                                 =================    =================    =================    =================

                                                                         VIP GROWTH                               MUTUAL SHARES
                                                 VIP CONTRAFUND(R)     OPPORTUNITIES           VIP GROWTH           SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           8,260    $           2,617    $           4,255    $           9,266
Expenses
   Mortality and expense fees                               44,189                6,886               32,593               14,738
   Indexing (gain) loss                                        882                  110                  454                  254
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                               (36,811)              (4,379)             (28,792)              (5,726)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             72,496                4,931              (48,654)               4,525
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            469,858               29,811               97,290              133,677
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                              542,354               34,742               48,636              138,202
Net increase (decrease) in net assets
   resulting from operations                     $         505,543    $          30,363    $          19,844    $         132,476
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                    TEMPLETON
                                                    DEVELOPING            TEMPLETON           TEMPLETON             TEMPLETON
                                                     MARKETS               FOREIGN           GLOBAL ASSET             GROWTH
                                                    SECURITIES           SECURITIES          ALLOCATION             SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $           5,063    $          23,729    $           2,747    $          26,419
Expenses
   Mortality and expense fees                                3,528               27,858                1,235               27,200
   Indexing (gain) loss                                        101                  593                   25                  544
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                 1,434               (4,722)               1,487               (1,325)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                             14,939               22,332                   (4)              22,051
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             44,326              347,716               11,880              275,124
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               59,265              370,048               11,876              297,175
Net increase (decrease) in net assets
   resulting from operations                     $          60,699    $         365,326    $          13,363    $         295,850
                                                 =================    =================    =================    =================

                                                                                            RYDEX VARIABLE         SCUDDER VIT
                                                  RYDEX VARIABLE       RYDEX VARIABLE        TRUST SECTOR        EAFE(R) EQUITY
                                                    TRUST JUNO           TRUST NOVA            ROTATION              INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $             -      $              55    $             -      $          14,743
Expenses
   Mortality and expense fees                                8,257                1,683                4,586                7,762
   Indexing (gain) loss                                        (38)                  32                   64                  179
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (8,219)              (1,660)              (4,650)               6,802
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                           (137,625)                (875)              22,179                5,470
Net realized gain distribution from Fund                    12,374                  -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                            (15,962)              13,222              (21,230)              87,147
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                             (141,213)              12,347                  949               92,617
Net increase (decrease) in net assets
   resulting from operations                     $        (149,432)   $          10,687    $          (3,701)   $          99,419
                                                 =================    =================    =================    =================

                                                                                                WANGER               WANGER
                                                    SCUDDER VIT                              INTERNATIONAL        INTERNATIONAL
                                                 EQUITY 500 INDEX        TECHNOLOGY             SELECT              SMALL CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
Investment income
   Distributions                                 $          10,793    $             -      $           3,905    $          48,849
Expenses
   Mortality and expense fees                               12,232               12,842               15,936               85,238
   Indexing (gain) loss                                        201                  179                  404                2,158
                                                 -----------------    -----------------    -----------------    -----------------
Net investment income (loss)                                (1,640)             (13,021)             (12,435)             (38,547)
                                                 -----------------    -----------------    -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              5,924             (197,445)               9,003              165,211
Net realized gain distribution from Fund                       -                    -                    -                    -
Net change in unrealized appreciation
   (depreciation) on investment                             85,673              143,962              287,040            1,613,680
                                                 -----------------    -----------------    -----------------    -----------------
Net gain (loss) on investment                               91,597              (53,483)             296,043            1,778,891
Net increase (decrease) in net assets
   resulting from operations                     $          89,957    $         (66,504)   $         283,608    $       1,740,344
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                          WANGER U.S.
                                                                            SMALLER
                                                   WANGER SELECT           COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------
Investment income
   Distributions                                 $             -      $             -
Expenses
   Mortality and expense fees                               21,712              116,175
   Indexing (gain) loss                                        463                2,496
                                                 -----------------    -----------------
Net investment income (loss)                               (22,175)            (118,671)
                                                 -----------------    -----------------
Net realized gain (loss) from share
   transactions                                              7,852              219,403
Net realized gain distribution from Fund                     1,662                  -
Net change in unrealized appreciation
   (depreciation) on investment                            305,184            1,363,849
                                                 -----------------    -----------------
Net gain (loss) on investment                              314,698            1,583,252
Net increase (decrease) in net assets
   resulting from operations                     $         292,523    $       1,464,581
                                                 =================    =================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                  PHOENIX-                                 PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                  ABERDEEN            PHOENIX-AIM             SMALL-CAP            BERNSTEIN
                                                INTERNATIONAL           GROWTH                 GROWTH           ENHANCED INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          59,754    $         (57,878)    $          (4,589)    $           2,445
      Net realized gain (loss)                           (2,587)            (110,271)                2,766               (87,398)
      Net change in unrealized appreciation
         (depreciation) on investment                   652,502              287,423                   803               196,114
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      709,669              119,274                (1,020)              111,161
                                              -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               33,410              128,140                 1,305                38,700
      Participant transfers                             788,589 (e)         (450,344)              101,983               (97,149)
      Participant withdrawals                          (247,888)            (287,700)              (16,916)             (138,217)
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                   574,111             (609,904)               86,372              (196,666)
                                               ----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,283,780             (490,630)               85,352               (85,505)
NET ASSETS
   Beginning of period                                3,280,813            5,330,172               279,303             1,522,809
                                              -----------------    -----------------     -----------------     -----------------
   End of period                              $       4,564,593    $       4,839,542     $         364,655     $       1,437,304
                                              =================    =================     =================     =================

                                                                                              PHOENIX-             PHOENIX-
                                                PHOENIX-DUFF &          PHOENIX-              ENGEMANN             ENGEMANN
                                                 PHELPS REAL            ENGEMANN             GROWTH AND            SMALL-CAP
                                              ESTATE SECURITIES      CAPITAL GROWTH            INCOME                GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)            $          43,298    $         (37,698)    $          (4,481)    $         (13,430)
      Net realized gain (loss)                          352,705             (447,777)               (3,850)                5,608
      Net change in unrealized appreciation
         (depreciation) on investment                   651,320              765,385               584,782                57,356
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                    1,047,323              279,910               576,451                49,534
                                              -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              113,086              152,286                83,284                16,201
      Participant transfers                             183,246             (888,708) (c)          309,279 (b)          (165,765)
      Participant withdrawals                          (488,045)            (783,318)             (566,238)             (103,443)
                                              -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (191,713)          (1,519,740)             (173,675)             (253,007)
                                              -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 855,610           (1,239,830)              402,776              (203,473)
NET ASSETS
   Beginning of period                                3,484,286            8,924,844             6,485,584             1,108,920
                                              -----------------    -----------------     -----------------     -----------------
   End of period                              $       4,339,896    $       7,685,014     $       6,888,360     $         905,447
                                              =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 PHOENIX-                                                          PHOENIX-
                                                 ENGEMANN              PHOENIX-              PHOENIX-           GOODWIN MULTI-
                                                 STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                                ALLOCATION              EQUITY                MARKET                INCOME
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         106,465    $         (22,192)    $          (9,254)    $         383,235
      Net realized gain (loss)                         214,462                1,444                   -                  51,829
      Net change in unrealized appreciation
         (depreciation) on investment                  151,265              768,999                   -                  12,403
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     472,192              748,251                (9,254)              447,467
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             179,642               67,069                13,139               155,299
      Participant transfers                             75,455              690,052 (d)          (196,750)            1,467,502 (a)
      Participant withdrawals                         (621,030)            (549,735)             (776,431)             (960,514)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (365,933)             207,386              (960,042)              662,287
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                106,259              955,637              (969,296)            1,109,754
NET ASSETS
   Beginning of period                               7,996,510            6,117,496             2,370,616             7,068,439
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       8,102,769    $       7,073,133     $       1,401,320     $       8,178,193
                                             =================    =================     =================     =================

                                                  PHOENIX-
                                               GOODWIN MULTI-                             PHOENIX-KAYNE         PHOENIX-LAZARD
                                                SECTOR SHORT       PHOENIX-KAYNE            SMALL-CAP           INTERNATIONAL
                                                  TERM BOND       RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                                 SUBACCOUNT          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          28,816    $           1,648     $            (505)    $             635
      Net realized gain (loss)                            (239)                  22                16,446                 4,183
      Net change in unrealized appreciation
         (depreciation) on investment                   11,293               19,596                42,604               102,974
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      39,870               21,266                58,545               107,792
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              10,576                3,760                   608                 3,098
      Participant transfers                            906,794              145,804                80,345               539,158
      Participant withdrawals                          (20,220)             (51,699)              (22,716)              (20,830)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  897,150               97,865                58,237               521,426
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                937,020              119,131               116,782               629,218
NET ASSETS
   Beginning of period                                 318,578              547,332               264,601               386,353
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,255,598    $         666,463     $         381,383     $       1,015,571
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD
                                              PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP
                                              SMALL-CAP VALUE          DEBENTURE             VALUE                  VALUE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (3,283)   $          10,903     $          (3,522)    $          (3,402)
      Net realized gain (loss)                          26,424                4,002                 7,649                 7,902
      Net change in unrealized appreciation
         (depreciation) on investment                      (61)               3,008               210,956               110,705
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      23,080               17,913               215,083               115,205
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                 400                  570                51,806                 2,710
      Participant transfers                            (70,283)             194,204             1,247,182               226,541
      Participant withdrawals                          (77,812)             (19,139)             (114,433)              (54,587)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (147,695)             175,635             1,184,555               174,664
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (124,615)             193,548             1,399,638               289,869
NET ASSETS
   Beginning of period                                 310,884              102,901               905,712               425,379
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         186,269    $         296,449     $       2,305,350     $         715,248
                                             =================    =================     =================     =================

                                                                      PHOENIX-
                                                                      NORTHERN           PHOENIX-SANFORD       PHOENIX-SANFORD
                                                 PHOENIX-            NASDAQ-100           BERNSTEIN MID-      BERNSTEIN SMALL-
                                              NORTHERN DOW 30         INDEX(R)               CAP VALUE            CAP VALUE
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           3,996    $          (6,695)    $         (54,098)    $         (40,568)
      Net realized gain (loss)                          21,808               (2,992)              426,829               323,663
      Net change in unrealized appreciation
         (depreciation) on investment                    1,309               83,519               545,391               354,792
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      27,113               73,832               918,122               637,887
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              41,545                6,437                83,027                51,211
      Participant transfers                            (82,671)             130,211             1,064,265               343,218
      Participant withdrawals                         (103,301)             (88,926)             (432,548)             (179,917)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                 (144,427)              47,722               714,744               214,512
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (117,314)             121,554             1,632,866               852,399
NET ASSETS
   Beginning of period                               1,209,777              868,378             4,586,157             3,019,614
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,092,463    $         989,932     $       6,219,023     $       3,872,013
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               PHOENIX-SENECA     PHOENIX-SENECA        AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                               MID-CAP GROWTH     STRATEGIC THEME         APPRECIATION          CORE EQUITY
                                                 SUBACCOUNT         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(1)
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (54,016)   $         (51,738)    $         (10,634)    $             163
      Net realized gain (loss)                        (511,132)            (658,797)               (3,763)               14,077
      Net change in unrealized appreciation
         (depreciation) on investment                  734,169              837,489                72,054                (8,249)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     169,021              126,954                57,657                 5,991
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              61,172               93,075                33,835                   224
      Participant transfers                           (854,458)            (669,645)              299,349               320,794 (f)
      Participant withdrawals                         (413,605)            (336,271)              (30,997)               (4,365)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                               (1,206,891)            (912,841)              302,187               316,653
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,037,870)            (785,887)              359,844               322,644
NET ASSETS
   Beginning of period                               5,053,100            4,600,556               699,741                   -
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       4,015,230    $       3,814,669     $       1,059,585     $         322,644
                                             =================    =================     =================     =================

                                                                                         FEDERATED FUND        FEDERATED HIGH
                                                                   ALGER AMERICAN            FOR U.S.            INCOME BOND
                                             AIM V.I. PREMIER        LEVERAGED              GOVERNMENT           FUND II --
                                                  EQUITY               ALLCAP             SECURITIES II        PRIMARY SHARES
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (3,982)   $         (24,870)    $         234,310     $         132,733
      Net realized gain (loss)                           3,086              (57,307)               35,888                 7,585
      Net change in unrealized appreciation
         (depreciation) on investment                   27,460              180,726              (119,824)               32,691
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      26,564               98,549               150,374               173,009
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               5,541               20,831               124,133                10,449
      Participant transfers                             10,023             (315,760)             (491,318)               19,986
      Participant withdrawals                          (15,730)            (135,089)             (782,089)             (240,468)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                     (166)            (430,018)           (1,149,274)             (210,033)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 26,398             (331,469)             (998,900)              (37,024)
NET ASSETS
   Beginning of period                                 555,615            2,067,242             7,230,782             2,167,213
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         582,013    $       1,735,773     $       6,231,882     $       2,130,189
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      VIP GROWTH                               MUTUAL SHARES
                                             VIP CONTRAFUND(R)       OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (36,811)   $          (4,379)    $         (28,792)    $          (5,726)
      Net realized gain (loss)                          72,496                4,931               (48,654)                4,525
      Net change in unrealized appreciation
         (depreciation) on investment                  469,858               29,811                97,290               133,677
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                     505,543               30,363                19,844               132,476
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              55,184               10,682                40,605                15,795
      Participant transfers                            900,052                6,456                62,025               191,759
      Participant withdrawals                         (253,074)             (52,323)             (222,675)              (47,059)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  702,162              (35,185)             (120,045)              160,495
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,207,705               (4,822)             (100,201)              292,971
NET ASSETS
   Beginning of period                               3,222,577              570,559             2,580,143             1,069,770
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       4,430,282    $         565,737     $       2,479,942     $       1,362,741
                                             =================    =================     =================     =================

                                                TEMPLETON
                                                DEVELOPING            TEMPLETON            TEMPLETON             TEMPLETON
                                                  MARKETS              FOREIGN            GLOBAL ASSET             GROWTH
                                                SECURITIES            SECURITIES           ALLOCATION            SECURITIES
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $           1,434    $          (4,722)    $           1,487     $          (1,325)
      Net realized gain (loss)                          14,939               22,332                    (4)               22,051
      Net change in unrealized appreciation
         (depreciation) on investment                   44,326              347,716                11,880               275,124
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      60,699              365,326                13,363               295,850
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               1,214               41,519                 1,497                19,621
      Participant transfers                            (37,378)              54,554                (4,260)              (17,745)
      Participant withdrawals                          (15,232)            (171,383)               (3,891)             (161,368)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  (51,396)             (75,310)               (6,654)             (159,492)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  9,303              290,016                 6,709               136,358
NET ASSETS
   Beginning of period                                 304,310            2,216,198                99,930             2,182,673
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         313,613    $       2,506,214     $         106,639     $       2,319,031
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                          RYDEX VARIABLE         SCUDDER VIT
                                              RYDEX VARIABLE       RYDEX VARIABLE          TRUST SECTOR         EAFE(R) EQUITY
                                                TRUST JUNO           TRUST NOVA              ROTATION               INDEX
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (8,219)   $          (1,660)    $          (4,650)    $           6,802
      Net realized gain (loss)                        (125,251)                (875)               22,179                 5,470
      Net change in unrealized appreciation
         (depreciation) on investment                  (15,962)              13,222               (21,230)               87,147
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                    (149,432)              10,687                (3,701)               99,419
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               1,263                1,800                   500                32,679
      Participant transfers                            182,866              (26,227)             (403,905)               (6,605)
      Participant withdrawals                           (8,968)                (904)              (12,467)              (65,411)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  175,161              (25,331)             (415,872)              (39,337)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 25,729              (14,644)             (419,573)               60,082
NET ASSETS
   Beginning of period                                 121,750              135,334               612,673               591,655
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $         147,479    $         120,690     $         193,100     $         651,737
                                             =================    =================     =================     =================

                                                                                              WANGER                WANGER
                                                SCUDDER VIT                               INTERNATIONAL         INTERNATIONAL
                                              EQUITY 500 INDEX        TECHNOLOGY              SELECT              SMALL CAP
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -----------------    -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $          (1,640)   $         (13,021)    $         (12,435)    $         (38,547)
      Net realized gain (loss)                           5,924             (197,445)                9,003               165,211
      Net change in unrealized appreciation
         (depreciation) on investment                   85,673              143,962               287,040             1,613,680
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from operations                      89,957              (66,504)              283,608             1,740,344
                                             -----------------    -----------------     -----------------     -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               8,397               35,099                25,852               100,165
      Participant transfers                            356,209             (150,403)              204,587               (93,256)
      Participant withdrawals                          (76,355)             (89,179)              (98,328)             (513,917)
                                             -----------------    -----------------     -----------------     -----------------
      Net increase (decrease) in net assets
         resulting from participant
         transactions                                  288,251             (204,483)              132,111              (507,008)
                                             -----------------    -----------------     -----------------     -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                378,208             (270,987)              415,719             1,233,336
NET ASSETS
   Beginning of period                                 700,173            1,188,410             1,190,264             6,458,006
                                             -----------------    -----------------     -----------------     -----------------
   End of period                             $       1,078,381    $         917,423     $       1,605,983     $       7,691,342
                                             =================    =================     =================     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                      WANGER U.S.
                                                                       SMALLER
                                               WANGER SELECT          COMPANIES
                                                 SUBACCOUNT           SUBACCOUNT
                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)           $         (22,175)   $        (118,671)
      Net realized gain (loss)                           9,514              219,403
      Net change in unrealized appreciation
         (depreciation) on investment                  305,184            1,363,849
                                             -----------------    -----------------
      Net increase (decrease) in net assets
         resulting from operations                     292,523            1,464,581
                                             -----------------    -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              32,796              165,637
      Participant transfers                             31,412              (21,772)
      Participant withdrawals                         (102,853)          (1,027,725)
                                             -----------------    -----------------
     Net increase (decrease) in net assets
        resulting from participant
        transactions                                   (38,645)            (883,860)
                                             -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                253,878              580,721
NET ASSETS
   Beginning of period                               1,651,234            9,355,448
                                             -----------------    -----------------
   End of period                             $       1,905,112    $       9,936,169
                                             =================    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1)  From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on
     September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f)  Participant transfers include net assets transferred in from AIM
     Mid-Cap Equity on December 3, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     PHOENIX-                                PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                     ABERDEEN             PHOENIX-AIM           BERNSTEIN         BERNSTEIN GROWTH
                                                   INTERNATIONAL        MID-CAP EQUITY        ENHANCED INDEX          + VALUE
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          18,310     $          (1,803)    $          (2,893)   $          (1,685)
   Net realized gain (loss)                                 38,667                 2,640              (139,677)                 450
   Net change in unrealized appreciation
      (depreciation) on investments                        751,843                34,815               458,926               42,958
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           808,820                35,652               316,356               41,723
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     38,485                 4,034                21,988                1,814
   Participant transfers                                    64,960 +              37,441              (154,873)               1,802
   Participant withdrawals                                (235,290)               (1,724)             (133,166)              (1,577)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (131,845)               39,751              (266,051)               2,039
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                   676,975                75,403                50,305               43,762
NET ASSETS
   Beginning of period                                   2,603,838               108,116             1,472,504              178,994
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,280,813     $         183,519     $       1,522,809    $         222,756
                                                 =================     =================     =================    =================

                                                                                                 PHOENIX-
                                                   PHOENIX-DUFF &          PHOENIX-           ENGEMANN SMALL
                                                    PHELPS REAL            ENGEMANN             & MID-CAP          PHOENIX-GOODWIN
                                                 ESTATE SECURITIES      CAPITAL GROWTH            GROWTH             MONEY MARKET
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                 -----------------     -----------------     -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          61,866     $         (96,167)    $         (11,054)   $         (20,037)
   Net realized gain (loss)                                101,529              (231,947)              (16,942)                 -
   Net change in unrealized appreciation
      (depreciation) on investments                        735,637             2,140,204               334,705                  -
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           899,032             1,812,090               306,709              (20,037)
                                                 -----------------     -----------------     -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     94,238               159,752                14,689              221,488
   Participant transfers                                   239,644              (271,211)              131,407           (2,013,383)
   Participant withdrawals                                (224,930)             (671,519)              (22,771)            (930,157)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              108,952              (782,978)              123,325           (2,722,052)
                                                 -----------------     -----------------     -----------------    -----------------
   Net increase (decrease) in net assets                 1,007,984             1,029,112               430,034           (2,742,089)
NET ASSETS
   Beginning of period                                   2,476,302             7,895,732               678,886            5,112,705
                                                 -----------------     -----------------     -----------------    -----------------
   End of period                                 $       3,484,286     $       8,924,844     $       1,108,920    $       2,370,616
                                                 =================     =================     =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  PHOENIX-GOODWIN      PHOENIX-GOODWIN
                                                   MULTI-SECTOR         MULTI-SECTOR         PHOENIX-JANUS        PHOENIX-KAYNE
                                                   FIXED INCOME        SHORT TERM BOND      FLEXIBLE INCOME      RISING DIVIDENDS
                                                    SUBACCOUNT          SUBACCOUNT(2)         SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         386,736    $           4,754    $          77,820    $          (1,661)
   Net realized gain (loss)                                 15,485                   13              117,378                3,722
   Net change in unrealized appreciation
      (depreciation) on investments                        467,480                3,371              (10,852)              62,454
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           869,701                8,138              184,346               64,515
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     95,109                   25               26,566                7,137
   Participant transfers                                   215,580              315,247             (793,691)             464,812
   Participant withdrawals                                (680,295)              (4,832)            (459,536)             (15,369)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (369,606)             310,440           (1,226,661)             456,580
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   500,095              318,578           (1,042,315)             521,095
NET ASSETS
   Beginning of period                                   6,568,344                  -              3,904,690               26,237
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,068,439    $         318,578    $       2,862,375    $         547,332
                                                 =================    =================    =================    =================

                                                  PHOENIX-KAYNE        PHOENIX-LAZARD
                                                    SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD       PHOENIX-LAZARD
                                                  QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE       U.S. MULTI-CAP
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(1)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $             710    $            (463)   $          (1,463)   $            (233)
   Net realized gain (loss)                                    872                  338                2,939                1,424
   Net change in unrealized appreciation
      (depreciation) on investments                         26,095               67,050               46,558                8,782
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            27,677               66,925               48,034                9,973
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      6,846                2,240                  275                  400
   Participant transfers                                   231,156              240,788              245,856               64,275
   Participant withdrawals                                  (2,397)                (525)              (3,553)                (269)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              235,605              242,503              242,578               64,406
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   263,282              309,428              290,612               74,379
NET ASSETS
   Beginning of period                                       1,319               76,925               20,272                  -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         264,601    $         386,353    $         310,884    $          74,379
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                   ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                    DEBENTURE             VALUE               VALUE               STOCK
                                                    SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           3,067   $          (2,708)  $          (1,411)  $         (66,699)
   Net realized gain (loss)                                  1,424               1,572               2,221            (111,200)
   Net change in unrealized appreciation
      (depreciation) on investments                          4,797             137,344              69,006           1,116,219
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             9,288             136,208              69,816             938,320
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      5,534                 884               5,372             130,955
   Participant transfers                                    74,341             653,398             301,799            (193,527) ++
   Participant withdrawals                                    (587)            (20,602)             (5,168)           (482,018)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               79,288             633,680             302,003            (544,590)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                    88,576             769,888             371,819             393,730
NET ASSETS
   Beginning of period                                      14,325             135,824              53,560           4,936,442
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $         102,901   $         905,712   $         425,379   $       5,330,172
                                                 =================   =================   =================   =================

                                                                                                             PHOENIX-NORTHERN
                                                    PHOENIX-MFS         PHOENIX-MFS      PHOENIX-NORTHERN       NASDAQ-100
                                                  INVESTORS TRUST          VALUE              DOW 30             INDEX(R)
                                                    SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $            (353)  $           3,581   $           3,943   $          (7,246)
   Net realized gain (loss)                                   (602)              3,747              (7,217)             (2,029)
   Net change in unrealized appreciation
      (depreciation) on investments                          9,852             220,145             235,790             214,129
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                             8,897             227,473             232,516             204,854
                                                 -----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        630              55,002              17,733              83,796
   Participant transfers                                     6,386             462,454              70,245             228,033
   Participant withdrawals                                 (12,413)            (23,565)            (60,407)            (23,252)
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (5,397)            493,891              27,571             288,577
                                                 -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                     3,500             721,364             260,087             493,431
NET ASSETS
   Beginning of period                                      49,955             519,758             949,690             374,947
                                                 -----------------   -----------------   -----------------   -----------------
   End of period                                 $          53,455   $       1,241,122   $       1,209,777   $         868,378
                                                 =================   =================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST             PHOENIX-         PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION             EQUITY               VALUE
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (8,991)   $          97,909    $         (19,123)   $           2,259
   Net realized gain (loss)                               (197,209)             (16,471)             (82,814)                (520)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,582,551            1,104,350            1,241,041              145,062
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,376,351            1,185,788            1,139,104              146,801
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     67,468              194,383               67,405               12,007
   Participant transfers                                  (490,885)             243,515               (4,926)             290,400
   Participant withdrawals                                (505,138)            (393,146)            (567,659)             (10,826)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (928,555)              44,752             (505,180)             291,581
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   447,796            1,230,540              633,924              438,382
NET ASSETS
   Beginning of period                                   6,037,788            6,765,970            5,483,572              264,427
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       6,485,584    $       7,996,510    $       6,117,496    $         702,809
                                                 =================    =================    =================    =================

                                                   PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA
                                                      CAP VALUE           CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (40,406)   $         (31,742)   $         (60,189)   $         (52,831)
   Net realized gain (loss)                                 39,277              (10,082)            (190,766)            (582,535)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,229,507              916,123            1,359,829            1,868,106
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                         1,228,378              874,299            1,108,874            1,232,740
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     59,546               30,376               80,828               95,779
   Participant transfers                                  (147,844)            (141,417)            (184,281)            (303,214)
   Participant withdrawals                                (286,123)            (129,919)            (429,916)            (387,549)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (374,421)            (240,960)            (533,369)            (594,984)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   853,957              633,339              575,505              637,756
NET ASSETS
   Beginning of period                                   3,732,200            2,386,275            4,477,595            3,962,800
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       4,586,157    $       3,019,614    $       5,053,100    $       4,600,556
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH
                                                     SMALL-CAP        AIM V.I. CAPITAL      AIM V.I. PREMIER      ALGER AMERICAN
                                                      GROWTH            APPRECIATION             EQUITY          LEVERAGED ALLCAP
                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (1,705)   $          (6,300)   $          (5,243)   $         (20,061)
   Net realized gain (loss)                                 16,743                 (980)               1,244             (123,145)
   Net change in unrealized appreciation
      (depreciation) on investments                         42,517              133,358              116,305              561,429
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            57,555              126,078              112,306              418,223
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     50,529                6,632                9,931               69,164
   Participant transfers                                   146,130              208,475              (64,872)             481,661
   Participant withdrawals                                    (713)              (8,867)             (19,235)             (69,694)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              195,946              206,240              (74,176)             481,131
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   253,501              332,318               38,130              899,354
NET ASSETS
   Beginning of period                                      25,802              367,423              517,485            1,167,888
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         279,303    $         699,741    $         555,615    $       2,067,242
                                                 =================    =================    =================    =================

                                                  FEDERATED FUND        FEDERATED HIGH
                                                     FOR U.S.            INCOME BOND
                                                    GOVERNMENT            FUND II --                               VIP GROWTH
                                                  SECURITIES II         PRIMARY SHARES     VIP CONTRAFUND(R)      OPPORTUNITIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         272,146    $          75,172    $         (25,132)   $          (3,172)
   Net realized gain (loss)                                 23,080                7,786              (12,994)             (23,899)
   Net change in unrealized appreciation
      (depreciation) on investments                       (199,353)             247,766              696,425              144,160
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            95,873              330,724              658,299              117,089
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     58,845               54,714               40,254                8,195
   Participant transfers                                (2,897,644)             713,947               37,937               37,794
   Participant withdrawals                                (965,615)            (127,754)            (122,985)             (16,996)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions           (3,804,414)             640,907              (44,794)              28,993
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                (3,708,541)             971,631              613,505              146,082
NET ASSETS
   Beginning of period                                  10,939,323            1,195,582            2,609,072              424,477
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       7,230,782    $       2,167,213    $       3,222,577    $         570,559
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                              TEMPLETON
                                                                                              DEVELOPING            TEMPLETON
                                                                        MUTUAL SHARES           MARKETS              FOREIGN
                                                    VIP GROWTH           SECURITIES           SECURITIES            SECURITIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $         (21,919)   $          (2,322)   $            (330)   $           8,971
   Net realized gain (loss)                               (198,616)               1,839                  (53)              15,726
   Net change in unrealized appreciation
      (depreciation) on investments                        760,515              205,624              105,956              500,308
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           539,980              205,141              105,573              525,005
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     37,727                6,683                4,589               40,981
   Participant transfers                                   314,058               85,450               (5,753)             288,752
   Participant withdrawals                                (106,217)            (165,084)             (18,591)            (155,089)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              245,568              (72,951)             (19,755)             174,644
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   785,548              132,190               85,818              699,649
NET ASSETS
   Beginning of period                                   1,794,595              937,580              218,492            1,516,549
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       2,580,143    $       1,069,770    $         304,310    $       2,216,198
                                                 =================    =================    =================    =================

                                                                          TEMPLETON
                                                  TEMPLETON GLOBAL          GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                  ASSET ALLOCATION        SECURITIES          TRUST JUNO           TRUST NOVA
                                                     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(3)        SUBACCOUNT(2)
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $           1,166    $           4,451    $            (736)   $            (592)
   Net realized gain (loss)                                 (6,203)             (19,340)               2,405                 (107)
   Net change in unrealized appreciation
      (depreciation) on investments                         30,275              495,435               (2,199)              17,344
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            25,238              480,546                 (530)              16,645
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,424               32,776               18,041                  700
   Participant transfers                                    (8,354)             104,108              105,579              123,439
   Participant withdrawals                                 (20,753)             (58,572)              (1,340)              (5,450)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (26,683)              78,312              122,280              118,689
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                    (1,445)             558,858              121,750              135,334
NET ASSETS
   Beginning of period                                     101,375            1,623,815                  -                    -
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $          99,930    $       2,182,673    $         121,750    $         135,334
                                                 =================    =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                  RYDEX VARIABLE        SCUDDER VIT
                                                   TRUST SECTOR        EAFE(R) EQUITY         SCUDDER VIT
                                                     ROTATION              INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                   SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (3,374)   $          14,752    $          (1,478)   $         (12,135)
   Net realized gain (loss)                                     15                  (13)               2,485              (63,312)
   Net change in unrealized appreciation
      (depreciation) on investments                         62,761              123,980              106,499              411,255
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                            59,402              138,719              107,506              335,808
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        -                  9,261               35,461               44,169
   Participant transfers                                   557,288              (22,607)             399,686               87,566
   Participant withdrawals                                  (4,017)             (13,900)             (32,817)             (61,339)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions              553,271              (27,246)             402,330               70,396
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   612,673              111,473              509,836              406,204
NET ASSETS
   Beginning of period                                         -                480,182              190,337              782,206
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $         612,673    $         591,655    $         700,173    $       1,188,410
                                                 =================    =================    =================    =================

                                                                            WANGER                                 WANGER U.S.
                                                  WANGER FOREIGN        INTERNATIONAL                                SMALLER
                                                       FORTY              SMALL CAP          WANGER TWENTY          COMPANIES
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 -----------------    -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          (9,047)   $         (49,536)   $         (17,080)   $        (101,195)
   Net realized gain (loss)                                (71,305)             (15,398)                 471               (4,670)
   Net unrealized appreciation
      (depreciaion) on investments                         411,816            2,113,844              351,641            2,844,910
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) resulting from
      operations                                           331,464            2,048,910              335,032            2,739,045
                                                 -----------------    -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     23,755               99,743               19,473              164,451
   Participant transfers                                   (96,131)             103,375              312,225             (152,394)
   Participant withdrawals                                (145,550)            (280,907)             (76,929)            (442,224)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (217,926)             (77,789)             254,769             (430,167)
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   113,538            1,971,121              589,801            2,308,878
NET ASSETS
   Beginning of period                                   1,076,726            4,486,885            1,061,433            7,046,570
                                                 -----------------    -----------------    -----------------    -----------------
   End of period                                 $       1,190,264    $       6,458,006    $       1,651,234    $       9,355,448
                                                 =================    =================    =================    =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception March 27, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 17, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)   income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation        prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)        consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified portfolio or U.S.
                                                        government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                          futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                        Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                          benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                       Match the performance of the Standard & Poor's 500 Composite Stock
                                                        Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                      PURCHASES         SALES
----------                                                      ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                     $  1,263,086     $  628,131
    Phoenix-AIM Growth Series                                      212,769        881,454
    Phoenix-Alger Small-Cap Growth Series                          206,243        118,987
    Phoenix-Alliance/Bernstein Enhanced Index Series                94,684        289,099
    Phoenix-Duff & Phelps Real Estate Securities Series          1,442,655      1,242,983
    Phoenix-Engemann Capital Growth Series                         384,411      1,943,574
    Phoenix-Engemann Growth and Income Series                      857,105      1,035,181
    Phoenix-Engemann Small-Cap Growth Series                       188,773        455,500
    Phoenix-Engemann Strategic Allocation Series                   875,409        930,849
    Phoenix-Engemann Value Equity Series                         1,567,074      1,381,269
    Phoenix-Goodwin Money Market Series                            420,859      1,391,290
    Phoenix-Goodwin Multi-Sector Fixed Income Series             3,607,527      2,561,155
    Phoenix-Goodwin Multi-Sector Short Term Bond Series          1,172,059        245,140
    Phoenix-Kayne Rising Dividends Series                          220,448        120,837
    Phoenix-Kayne Small-Cap Quality Value Series                   222,316        161,147
    Phoenix-Lazard International Equity Select Series              625,687         97,458
    Phoenix-Lazard Small-Cap Value Series                           42,395        177,889
    Phoenix-Lord Abbett Bond-Debenture Series                      213,626         23,033
    Phoenix-Lord Abbett Large-Cap Value Series                   1,356,974        165,915
    Phoenix-Lord Abbett Mid-Cap Value Series                       259,479         83,784
    Phoenix-Northern Dow 30 Series                                 174,485        315,118
    Phoenix-Northern Nasdaq-100 Index(R) Series                    249,277        208,139
    Phoenix-Sanford Bernstein Mid-Cap Value Series               1,872,432        789,504
    Phoenix-Sanford Bernstein Small-Cap Value Series               964,434        480,904
    Phoenix-Seneca Mid-Cap Growth Series                            75,261      1,337,619
    Phoenix-Seneca Strategic Theme Series                           59,435      1,025,074

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                        PURCHASES           SALES
----------                                                        ---------           -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                            $  409,371        $  117,490
    AIM V.I. Mid-Cap Core Equity Fund                                335,653             4,449
    AIM V.I. Premier Equity Fund                                      76,524            80,705

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                         98,720           554,007

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                 801,158          1,680,53
    Federated High Income Bond Fund II -- Primary Shares             568,641           646,196

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                    1,087,634           421,239
    VIP Growth Opportunities Portfolio                                41,446            81,044
    VIP Growth Portfolio                                             444,075           593,130

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                    317,882           162,905
    Templeton Developing Markets Securities Fund                       5,988            55,958
    Templeton Foreign Securities Fund                                210,846           290,718
    Templeton Global Asset Allocation Fund                             4,136             9,302
    Templeton Growth Securities Fund                                 223,191           383,988

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                 1,291,794         1,112,492
    Rydex Variable Trust Nova Fund                                    42,462            69,472
    Rydex Variable Trust Sector Rotation Fund                        114,260           535,229

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                             69,887           102,393
    Scudder VIT Equity 500 Index Fund                                506,065           219,075

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                             114,978           332,821

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                      296,535           176,518
    Wanger International Small Cap                                   551,276         1,096,009
    Wanger Select                                                    159,886           218,889
    Wanger U.S. Smaller Companies                                    521,650         1,524,130

                THE PHOENIX EDGE(R)--VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Accumulation units outstanding                                     2,426,108       2,079,859       2,149,494       2,353,450
    Unit value                                                         $1.881447       $1.577421       $1.211373       $1.439912
    Net assets (thousands)                                                $4,565          $3,281          $2,604          $3,389
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.94%           1.93%           1.05%               -
    Total return                                                          19.27%          30.22%        (15.87%)        (25.00%)

    PHOENIX-AIM GROWTH SERIES
    Accumulation units outstanding                                     4,120,846       4,670,515       5,161,024       4,326,967
    Unit value                                                         $1.174405       $1.141239       $0.956485       $1.361222
    Net assets (thousands)                                                $4,840          $5,330          $4,936          $5,890
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.09%               -               -               -
    Total return                                                           2.91%          19.32%        (29.73%)        (24.80%)

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES(5)
    Accumulation units outstanding                                       118,937          91,868          12,855               -
    Unit value                                                         $3.065944       $3.040254       $2.007167               -
    Net assets (thousands)                                                  $365            $279             $26               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                    -               -               - *             -
    Total return                                                           0.84%          51.47%         (5.59%)               -

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
    Accumulation units outstanding                                       874,750       1,005,235       1,211,661       1,669,210
    Unit value                                                         $1.643102       $1.514881       $1.215278       $1.612629
    Net assets (thousands)                                                $1,437          $1,523          $1,473          $2,692
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.44%           1.08%           0.86%           0.74%
    Total return                                                           8.46%          24.65%        (24.64%)        (13.01%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
    Accumulation units outstanding                                       747,226         797,935         774,319         435,618
    Unit value                                                         $5.808011       $4.366629       $3.198039       $2.889419
    Net assets (thousands)                                                $4,340          $3,484          $2,476          $1,259
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.47%           3.48%           4.00%           4.79%
    Total return                                                          33.01%          36.54%          10.68%           5.28%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
    Accumulation units outstanding                                     6,295,513       7,578,694       8,374,973       8,024,274
    Unit value                                                         $1.220713       $1.177623       $0.942789       $1.269780
    Net assets (thousands)                                                $7,685          $8,925          $7,896         $10,189
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.81%           0.10%               -           0.05%
    Total return                                                           3.66%          24.91%        (25.75%)        (35.41%)

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
    Accumulation units outstanding                                     3,660,201       3,759,637       4,405,582       4,657,822
    Unit value                                                         $1.881962       $1.725056       $1.370486       $1.791091
    Net assets (thousands)                                                $6,889          $6,486          $6,038          $8,343
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.20%           1.13%           0.78%           0.54%
    Total return                                                           9.10%          25.87%        (23.48%)         (9.32%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
    Accumulation units outstanding                                       779,796       1,034,523         917,632       1,108,308
    Unit value                                                         $1.161134       $1.071914       $0.741334       $1.544770
    Net assets (thousands)                                                  $905          $1,109            $679          $1,169
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -           0.05%
    Total return                                                           8.32%          44.59%        (29.70%)        (27.65%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
    Accumulation units outstanding                                     3,443,342       3,606,033       3,611,781       1,031,312
    Unit value                                                         $2.353170       $2.217537       $1.873306       $2.145090
    Net assets (thousands)                                                $8,103          $7,997          $6,766          $2,213
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.61%           2.66%           2.82%           2.71%
    Total return                                                           6.12%          18.38%        (12.68%)           0.59%

    PHOENIX-ENGEMANN VALUE EQUITY SERIES
    Accumulation units outstanding                                     2,657,066       2,562,446       2,809,773       2,297,081
    Unit value                                                         $2.662009       $2.387366       $1.951607       $2.531590
    Net assets (thousands)                                                $7,073          $6,117          $5,484          $5,815
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.91%           0.93%           0.93%           1.03%
    Total return                                                          11.50%          22.33%        (22.91%)        (18.99%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-GOODWIN MONEY MARKET SERIES
    Accumulation units outstanding                                       649,771       1,094,086       2,346,074       2,679,459
    Unit value                                                         $2.156637       $2.166755       $2.179260       $2.175937
    Net assets (thousands)                                                $1,401          $2,371          $5,113           5,830
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.75%           0.71%           1.42%           3.47%
    Total return                                                         (0.47%)         (0.57%)           0.15%           2.52%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
    Accumulation units outstanding                                     2,786,584       2,540,962       2,671,543       2,269,340
    Unit value                                                         $2.934845       $2.781797       $2.458633       $2.263435
    Net assets (thousands)                                                $8,178          $7,068          $6,568          $5,137
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                6.03%           6.69%           7.26%           8.82%
    Total return                                                           5.50%          13.14%           8.62%           4.76%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(11)
    Accumulation units outstanding                                     1,180,968         311,684               -               -
    Unit value                                                         $1.063194       $1.022117               -               -
    Net assets (thousands)                                                $1,256            $319               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                4.91%           6.12% *             -               -
    Total return                                                           4.02%           1.73%               -               -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(7)
    Accumulation units outstanding                                       283,717         242,186          13,654               -
    Unit value                                                         $2.349042       $2.259965       $1.921604               -
    Net assets (thousands)                                                  $666            $547             $26               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.55%           0.80%           1.10% *             -
    Total return                                                           3.94%          17.61%         (3.96%)               -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(10)
    Accumulation units outstanding                                       128,688         110,814             656               -
    Unit value                                                         $2.963636       $2.387813       $2.010314               -
    Net assets (thousands)                                                  $381            $265              $1               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.07%           2.05%           9.25% *             -
    Total return                                                          24.12%          18.78%         (2.43%)               -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
    Accumulation units outstanding                                       363,247         158,100          40,354               -
    Unit value                                                         $2.795817       $2.443713       $1.906259               -
    Net assets (thousands)                                                $1,016            $386             $77               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.36%           1.03%               - *             -
    Total return                                                          14.41%          28.19%           1.41%               -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(5)
    Accumulation units outstanding                                        61,700         116,303          10,406               -
    Unit value                                                         $3.018964       $2.673066       $1.948160               -
    Net assets (thousands)                                                  $186            $311             $20               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                    -           0.18%           0.53% *             -
    Total return                                                          12.94%          37.21%           2.23%               -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
    Accumulation units outstanding                                       112,471          41,800           6,767               -
    Unit value                                                         $2.635783       $2.461729       $2.116974               -
    Net assets (thousands)                                                  $296            $103             $14               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                5.71%           6.10%          13.58% *             -
    Total return                                                           7.07%          16.29%           3.23%               -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
    Accumulation units outstanding                                       815,790         356,533          68,764               -
    Unit value                                                         $2.825910       $2.540333       $1.975202               -
    Net assets (thousands)                                                $2,305            $906            $136               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                1.05%           0.72%           1.25% *             -
    Total return                                                          11.24%          28.61%          1.88%)               -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(6)
    Accumulation units outstanding                                       238,220         173,819          26,900               -
    Unit value                                                         $3.002474       $2.447254       $1.991092               -
    Net assets (thousands)                                                  $715            $425             $54               -
    Mortality and expense ratio                                            1.25%           1.25%           1.25% *             -
    Investment income ratio                                                0.58%           0.72%           1.82% *             -
    Total return                                                          22.69%          22.91%          1.89%)               -

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-NORTHERN DOW 30 SERIES
    Accumulation units outstanding                                       555,932         636,332         628,463         341,233
    Unit value                                                         $1.965102       $1.901174       $1.511132       $1.810971
    Net assets (thousands)                                                $1,092          $1,210            $950            $618
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.61%           1.66%           1.49%           1.89%
    Total return                                                           3.36%          25.81%        (16.56%)         (7.16%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
    Accumulation units outstanding                                     1,160,569       1,106,268         702,121         422,595
    Unit value                                                         $0.852970       $0.784961       $0.534020       $0.866350
    Net assets (thousands)                                                  $990            $868            $375            $366
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.57%               -               -               -
    Total return                                                           8.66%          46.99%        (38.36%)        (33.90%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
    Accumulation units outstanding                                     1,357,885       1,190,635       1,348,894         853,570
    Unit value                                                         $4.579933       $3.851858       $2.766860       $3.063845
    Net assets (thousands)                                                $6,219          $4,586          $3,732          $2,615
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.18%           0.19%           0.91%           1.85%
    Total return                                                          18.90%          39.21%         (9.69%)          21.45%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
    Accumulation units outstanding                                     1,086,266       1,026,228       1,152,127         578,402
    Unit value                                                         $3.564517       $2.942440       $2.071191       $2.293171
    Net assets (thousands)                                                $3,872          $3,020          $2,386          $1,326
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                    -               -           0.52%           1.83% *
    Total return                                                          21.14%          42.07%         (9.68%)          14.66%

    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Accumulation units outstanding                                     1,972,091       2,615,576       2,948,643       2,867,821
    Unit value                                                         $2.036027       $1.931926       $1.518527       $2.278162
    Net assets (thousands)                                                $4,015          $5,053          $4,478          $6,533
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                           5.39%          27.22%        (33.34%)        (26.23%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    PHOENIX-SENECA STRATEGIC THEME SERIES
    Accumulation units outstanding                                     2,599,423       3,264,076       3,811,000       4,368,614
    Unit value                                                         $1.467506       $1.409451       $1.039832       $1.619537
    Net assets (thousands)                                                $3,815          $4,601          $3,963          $7,075
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                           4.12%          35.55%        (35.79%)        (28.28%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(3)
    Accumulation units outstanding                                       596,717         414,925         278,662         126,194
    Unit value                                                         $1.775690       $1.686425       $1.318526       $1.765170
    Net assets (thousands)                                                $1,060            $700            $367            $223
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                    -               -               -               - *
    Total return                                                           5.29%          27.90%        (25.30%)        (11.74%)

    AIM V.I. MID-CAP CORE EQUITY FUND(13)
    Accumulation units outstanding                                       317,415               -               -               -
    Unit value                                                         $1.016476               -               -               -
    Net assets (thousands)                                                  $323               -               -               -
    Mortality and expense ratio                                            1.25% *             -               -               -
    Investment income ratio                                                1.94% *             -               -               -
    Total return                                                           1.88%               -               -               -

    AIM V.I. PREMIER EQUITY FUND(2)
    Accumulation units outstanding                                       336,775         335,806         386,315         152,809
    Unit value                                                         $1.728194       $1.654572       $1.339541       $1.945096
    Net assets (thousands)                                                  $582            $556            $517            $297
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                0.50%           0.30%           0.44%           0.37% *
    Total return                                                           4.45%          23.52%        (31.13%)         (2.75%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Accumulation units outstanding                                     1,479,604       1,882,621       1,415,026       1,042,456
    Unit value                                                         $1.173133       $1.098066       $0.825348       $1.264667
    Net assets (thousands)                                                $1,736          $2,067          $1,168          $1,318
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -           0.01%               -
    Total return                                                           6.84%          33.04%        (34.74%)        (16.99%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Accumulation units outstanding                                     2,432,051       2,887,195       4,415,440       1,793,214
    Unit value                                                         $2.562398       $2.504432       $2.477516       $2.300722
    Net assets (thousands)                                                $6,232          $7,231         $10,939          $4,126
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                4.75%           4.25%           2.84%           2.45%
    Total return                                                           2.31%           1.09%           7.68%           5.69%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
    Accumulation units outstanding                                       878,233         974,622         648,897         622,510
    Unit value                                                         $2.425540       $2.223645       $1.842463       $1.840235
    Net assets (thousands)                                                $2,130          $2,167          $1,196          $1,146
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                7.62%           5.38%           9.70%           6.47%
    Total return                                                           9.08%          20.69%           0.12%           0.11%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO
    Accumulation units outstanding                                     2,124,449       1,760,084       1,806,187         971,609
    Unit value                                                         $2.085379       $1.830922       $1.444519       $1.615034
    Net assets (thousands)                                                $4,430          $3,223          $2,609          $1,569
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.23%           0.36%           0.54%           0.40%
    Total return                                                          13.90%          26.75%        (10.56%)        (13.46%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Accumulation units outstanding                                       378,409         403,470         384,342         252,273
    Unit value                                                         $1.495040       $1.414131       $1.104426       $1.432344
    Net assets (thousands)                                                  $566            $571            $424            $361
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.48%           0.60%           0.66%           0.16%
    Total return                                                           5.72%          28.04%        (22.89%)        (15.52%)

    VIP GROWTH PORTFOLIO
    Accumulation units outstanding                                     1,926,622       2,044,009       1,864,175       1,351,480
    Unit value                                                         $1.287197       $1.262295       $0.962675       $1.396666
    Net assets (thousands)                                                $2,480          $2,580          $1,795          $1,888
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.16%           0.18%           0.13%               -
    Total return                                                           1.97%          31.12%        (31.07%)        (18.76%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND
    Accumulation units outstanding                                       485,806         424,169         459,432         337,852
    Unit value                                                         $2.805116       $2.522037       $2.040739       $2.343372
    Net assets (thousands)                                                $1,363          $1,070            $938            $792
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.79%           1.04%           0.95%           1.66%
    Total return                                                          11.22%          23.58%        (12.91%)           5.71%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Accumulation units outstanding                                       115,349         137,843         149,525         175,742
    Unit value                                                         $2.718827       $2.207676       $1.461237       $1.481914
    Net assets (thousands)                                                  $314            $304            $218            $260
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.79%           1.16%           1.44%           0.85%
    Total return                                                          23.15%          51.08%         (1.40%)         (9.24%)

    TEMPLETON FOREIGN SECURITIES FUND
    Accumulation units outstanding                                     1,126,796       1,166,265       1,041,981         905,011
    Unit value                                                         $2.224195       $1.900252       $1.455447       $1.809835
    Net assets (thousands)                                                $2,506          $2,216          $1,517          $1,638
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.06%           1.77%           1.68%           2.85%
    Total return                                                          17.05%          30.56%        (19.58%)        (17.05%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Accumulation units outstanding                                        38,881          41,635          55,038         142,753
    Unit value                                                         $2.742704       $2.400141       $1.841923       $1.950843
    Net assets (thousands)                                                  $107            $100            $101            $278
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.78%           2.53%           2.02%           1.37%
    Total return                                                          14.27%          30.31%         (5.58%)        (11.08%)

    TEMPLETON GROWTH SECURITIES FUND
    Accumulation units outstanding                                       798,428         861,021         835,836         379,255
    Unit value                                                         $2.904497       $2.534986       $1.942744       $2.413616
    Net assets (thousands)                                                $2,319          $2,183          $1,624            $915
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                1.21%           1.54%           2.51%          15.70%
    Total return                                                          14.58%          30.48%        (19.51%)         (2.55%)

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(12)
    Accumulation units outstanding                                       158,969         115,772               -               -
    Unit value                                                         $0.927719       $1.051631               -               -
    Net assets (thousands)                                                  $147            $122               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                    -               - *             -               -
    Total return                                                        (11.78%)           7.98%               -               -

    RYDEX VARIABLE TRUST NOVA FUND(11)
    Accumulation units outstanding                                        87,741         111,366               -               -
    Unit value                                                         $1.375523       $1.215223               -               -
    Net assets (thousands)                                                  $121            $135               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                0.04%               - *             -               -
    Total return                                                          13.19%          18.12%               -               -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(11)
    Accumulation units outstanding                                       153,202         531,442               -               -
    Unit value                                                         $1.260424       $1.152852               -               -
    Net assets (thousands)                                                  $193            $613               -               -
    Mortality and expense ratio                                            1.25%           1.25% *             -               -
    Investment income ratio                                                    -               - *             -               -
    Total return                                                           9.33%          13.08%               -               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Accumulation units outstanding                                       391,771         418,171         446,930         252,865
    Unit value                                                         $1.663569       $1.414864       $1.074400       $1.387726
    Net assets (thousands)                                                  $652            $592            $480            $351
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                2.37%           4.28%           1.70%               -
    Total return                                                          17.58%          31.69%        (22.58%)        (25.64%)

    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Accumulation units outstanding                                       478,024         338,958         116,614           4,845
    Unit value                                                         $2.255912       $2.065663       $1.632206       $2.108295
    Net assets (thousands)                                                $1,078            $700            $190             $10
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25% *
    Investment income ratio                                                1.10%           0.92%           2.67%               - *
    Total return                                                           9.21%          26.56%        (23.29%)           4.87%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO
    Accumulation units outstanding                                     1,642,375       2,066,341       1,984,757       2,242,609
    Unit value                                                         $0.558595       $0.575128       $0.394110       $0.782073
    Net assets (thousands)                                                  $917          $1,188            $782          $1,754
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                         (2.87%)          45.93%        (49.61%)        (49.50%)

WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT
    Accumulation units outstanding                                       531,133         483,335         609,824         649,569
    Unit value                                                         $3.023691       $2.462608       $1.765635       $2.110795
    Net assets (thousands)                                                $1,606          $1,190          $1,077          $1,371
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.31%           0.38%               -           0.11%
    Total return                                                          22.78%          39.47%        (16.35%)        (27.54%)

    WANGER INTERNATIONAL SMALL CAP
    Accumulation units outstanding                                     2,787,260       3,010,655       3,074,981       2,986,414
    Unit value                                                         $2.759463       $2.145050       $1.459158       $1.714823
    Net assets (thousands)                                                $7,691          $6,458          $4,487          $5,121
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                0.72%           0.31%               -               -
    Total return                                                          28.64%          47.01%        (14.91%)        (22.26%)

    WANGER SELECT
    Accumulation units outstanding                                       524,371         535,460         444,343         401,629
    Unit value                                                         $3.633140       $3.083766       $2.388768       $2.618491
    Net assets (thousands)                                                $1,905          $1,651          $1,061          $1,052
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -               -
    Total return                                                          17.82%          29.09%         (8.77%)           7.72%

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                    ------------------------------------------------------------
SUBACCOUNT                                                               2004            2003            2002            2001
----------                                                          ------------    ------------    ------------    ------------
    WANGER U.S. SMALLER COMPANIES
    Accumulation units outstanding                                     3,206,983       3,528,471       3,758,819       3,684,057
    Unit value                                                         $3.098292       $2.651417       $1.874677       $2.282040
    Net assets (thousands)                                                $9,936          $9,355          $7,047          $8,407
    Mortality and expense ratio                                            1.25%           1.25%           1.25%           1.25%
    Investment income ratio                                                    -               -               -           0.06%
    Total return                                                          16.85%          41.43%        (17.85%)           9.99%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception January 5, 2001 to December 31, 2001.
 (2) From inception April 12, 2001 to December 31, 2001.
 (3) From inception April 30, 2001 to December 31, 2001.
 (4) From inception November 2, 2001 to December 31, 2001
 (5) From inception August 20, 2002 to December 31, 2002.
 (6) From inception August 29, 2002 to December 31, 2002.
 (7) From inception October 18, 2002 to December 31, 2002.
 (8) From inception October 22, 2002 to December 31, 2002.
 (9) From inception November 4, 2002 to December 31, 2002.
(10) From inception December 2, 2002 to December 31, 2002.
(11) From inception June 4, 2003 to December 31, 2003.
(12) From inception June 17, 2003 to December 31, 2003.
(13) From inception December 03, 2004 to December 31, 2004.
* Annualized.

                  THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                             PHOENIX-                                                          PHOENIX-ALLIANCE/
                                             ABERDEEN                                     PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL            PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
                                              SERIES               GROWTH SERIES          GROWTH SERIES             SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,079,859                4,670,515                91,868              1,005,235
Participant deposits                                20,158                  113,762                   406                 24,943
Participant transfers                              476,799 (e)             (408,086)               32,404                (65,437)
Participant withdrawals                           (150,708)                (255,345)               (5,741)               (89,991)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,426,108                4,120,846               118,937                874,750
                                         =======================================================================================

                                           PHOENIX-DUFF &            PHOENIX-               PHOENIX-               PHOENIX-
                                            PHELPS REAL              ENGEMANN               ENGEMANN            ENGEMANN SMALL-
                                         ESTATE SECURITIES        CAPITAL GROWTH           GROWTH AND             CAP GROWTH
                                              SERIES                  SERIES              INCOME SERIES             SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             797,935                7,578,694             3,759,637              1,034,523
Participant deposits                                23,974                  128,503                47,648                 15,342
Participant transfers                               26,804                 (748,327)(c)           176,564 (b)           (175,255)
Participant withdrawals                           (101,487)                (663,357)             (323,648)               (94,814)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   747,226                6,295,513             3,660,201                779,796
                                         =======================================================================================

                                             PHOENIX-                                                              PHOENIX-
                                             ENGEMANN                 PHOENIX-               PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC             ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED
                                         ALLOCATION SERIES         EQUITY SERIES          MARKET SERIES          INCOME SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           3,606,033                2,562,446             1,094,086              2,540,962
Participant deposits                                81,512                   27,310                 6,083                 56,732
Participant transfers                               33,365                  292,144 (d)           (90,868)               533,361 (a)
Participant withdrawals                           (277,568)                (224,834)             (359,530)              (344,471)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 3,443,342                2,657,066               649,771              2,786,584
                                         =======================================================================================

                                             PHOENIX-
                                          GOODWIN MULTI-           PHOENIX-KAYNE          PHOENIX-KAYNE         PHOENIX-LAZARD
                                           SECTOR SHORT               RISING                SMALL-CAP            INTERNATIONAL
                                             TERM BOND               DIVIDENDS            QUALITY VALUE          EQUITY SELECT
                                              SERIES                   SERIES                 SERIES                 SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
  beginning of period                              311,684                  242,186               110,814                158,100
Participant deposits                                10,314                    1,633                   228                  1,264
Participant transfers                              878,473                   62,497                26,386                212,313
Participant withdrawals                            (19,503)                 (22,599)               (8,740)                (8,430)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,180,968                  283,717               128,688                363,247
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                   PHOENIX-LORD           PHOENIX-LORD
                                           PHOENIX-LAZARD          ABBETT BOND-              ABBETT              PHOENIX-LORD
                                          SMALL-CAP VALUE           DEBENTURE               LARGE-CAP            ABBETT MID-CAP
                                               SERIES                 SERIES               VALUE SERIES           VALUE SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             116,303                   41,800               356,533                173,819
Participant deposits                                   148                      227                20,605                  1,031
Participant transfers                              (26,499)                  78,076               482,381                 84,486
Participant withdrawals                            (28,252)                  (7,632)              (43,729)               (21,116)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    61,700                  112,471               815,790                238,220
                                         =======================================================================================

                                              PHOENIX-               PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                          NORTHERN DOW 30        ENORTHERN NASDAQ-        BERNSTEIN MID-        BERNSTEIN SMALL-
                                              SERIES            100 INDEX(R) SERIES      CAP VALUE SERIES       CAP VALUE SERIES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             636,332                1,106,268             1,190,635              1,026,228
Participant deposits                                21,227                    8,396                20,648                 16,476
Participant transfers                              (45,916)                 159,314               252,700                101,598
Participant withdrawals                            (55,711)                (113,409)             (106,098)               (58,036)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   555,932                1,160,569             1,357,885              1,086,266
                                         =======================================================================================

                                           PHOENIX-SENECA         PHOENIX-SENECA         AIM V.I. CAPITAL
                                           MID-CAP GROWTH         STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
                                               SERIES                 SERIES                   FUND             CORE EQUITY FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           2,615,576                3,264,076               414,925                      -
Participant deposits                                32,602                   67,843                20,400                    222
Participant transfers                             (459,808)                (484,999)              179,818                321,533 (f)
Participant withdrawals                           (216,279)                (247,497)              (18,426)                (4,340)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,972,091                2,599,423               596,717                317,415
                                         =======================================================================================

                                                                                          FEDERATED FUND        FEDERATED HIGH
                                                                  ALGER AMERICAN             FOR U.S.             INCOME BOND
                                          AIM V.I. PREMIER       LEVERAGED ALLCAP           GOVERNMENT             FUND II --
                                            EQUITY FUND              PORTFOLIO             SECURITIES II         PRIMARY SHARES
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             335,806                1,882,621             2,887,195                974,622
Participant deposits                                 3,381                   18,876                49,972                  4,597
Participant transfers                                7,240                 (298,646)             (194,659)                 3,907
Participant withdrawals                             (9,652)                (123,247)             (310,457)              (104,893)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   336,775                1,479,604             2,432,051                878,233
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                    VIP GROWTH
                                         VIP CONTRAFUND(R)         OPPORTUNITIES            VIP GROWTH           MUTUAL SHARES
                                             PORTFOLIO               PORTFOLIO               PORTFOLIO          SECURITIES FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                           1,760,084                  403,470             2,044,009                424,169
Participant deposits                                29,204                    7,589                33,369                  6,115
Participant transfers                              467,945                    4,745                28,055                 73,940
Participant withdrawals                           (132,784)                 (37,395)             (178,811)               (18,418)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,124,449                  378,409             1,926,622                485,806
                                         =======================================================================================

                                            TEMPLETON
                                            DEVELOPING               TEMPLETON               TEMPLETON            TEMPLETON
                                             MARKETS                  FOREIGN               GLOBAL ASSET            GROWTH
                                          SECURITIES FUND         SECURITIES FUND         ALLOCATION FUND       SECURITIES FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             137,843                1,166,265                41,635                861,021
Participant deposits                                   531                   21,028                   610                  7,466
Participant transfers                              (16,252)                  26,350                (1,768)                (8,275)
Participant withdrawals                             (6,773)                 (86,847)               (1,596)               (61,784)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   115,349                1,126,796                38,881                798,428
                                         =======================================================================================

                                                                                          RYDEX VARIABLE          SCUDDER VIT
                                           RYDEX VARIABLE         RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                          TRUST JUNO FUND         TRUST NOVA FUND          ROTATION FUND           INDEX FUND
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             115,772                  111,366               531,442                418,171
Participant deposits                                 1,224                    1,457                   415                 22,535
Participant transfers                               51,123                  (24,361)             (367,339)                (4,020)
Participant withdrawals                             (9,150)                    (721)              (11,316)               (44,915)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   158,969                   87,741               153,202                391,771
                                         =======================================================================================

                                             SCUDDER VIT                                     WANGER                 WANGER
                                          EQUITY 500 INDEX          TECHNOLOGY            INTERNATIONAL          INTERNATIONAL
                                                FUND                 PORTFOLIO               SELECT                SMALL CAP
                                         -----------------      -------------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                             338,958                2,066,341               483,335              3,010,655
Participant deposits                                 4,022                   65,117                 9,870                 42,880
Participant transfers                              171,533                 (322,754)               75,615                (46,849)
Participant withdrawals                            (36,489)                (166,329)              (37,687)              (219,426)
                                         ---------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   478,024                1,642,375               531,133              2,787,260
                                         =======================================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                         ---------------------------------------------------------------------------------------

                                                                     WANGER U.S.
                                                                      SMALLER
                                           WANGER SELECT             COMPANIES
                                         -----------------       -------------------
Accumulation units outstanding,
   beginning of period                             535,460                 3,528,471
Participant deposits                                10,250                    61,176
Participant transfers                                9,847                   (11,869)
Participant withdrawals                            (31,186)                 (370,795)
                                         -------------------------------------------
Accumulation units outstanding,
   end of period                                   524,371                 3,206,983
                                         ===========================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                          PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM          BERNSTEIN       PHOENIX-ALLIANCE/
                                                        INTERNATIONAL      MID-CAP EQUITY      ENHANCED INDEX     BERNSTEIN GROWTH
                                                           SERIES              SERIES              SERIES          + VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,149,494              57,781           1,211,661             113,243
Participant deposits                                             29,964               1,915              16,359               1,056
Participant transfers                                            77,849              18,550            (118,697)               (126)
Participant withdrawals                                        (177,448)               (770)           (104,088)               (957)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,079,859              77,476           1,005,235             113,216
                                                      =============================================================================

                                                       PHOENIX-DUFF &         PHOENIX-            PHOENIX-
                                                         PHELPS REAL          ENGEMANN         ENGEMANN SMALL         PHOENIX-
                                                      ESTATE SECURITIES    CAPITAL GROWTH         & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES           GROWTH SERIES       MARKET SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             774,319           8,374,973             917,632           2,346,074
Participant deposits                                             23,475             153,357              16,821             101,993
Participant transfers                                            61,053            (296,700)            127,723            (926,214)
Participant withdrawals                                         (60,912)           (652,936)            (27,653)           (427,767)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   797,935           7,578,694           1,034,523           1,094,086
                                                      =============================================================================

                                                                              PHOENIX-
                                                          PHOENIX-          GOODWIN MULTI-
                                                       GOODWIN MULTI-       SECTOR SHORT       PHOENIX-JANUS       PHOENIX-KAYNE
                                                        SECTOR FIXED         TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                                        INCOME SERIES          SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           2,671,543                   -           1,605,436              13,654
Participant deposits                                             35,890                  24              10,590               3,632
Participant transfers                                            93,245             316,483            (313,628)            232,414
Participant withdrawals                                        (259,716)             (4,823)           (182,178)             (7,514)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,540,962             311,684           1,120,220             242,186
                                                      =============================================================================

                                                        PHOENIX-KAYNE       PHOENIX-LAZARD
                                                          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD      PHOENIX-LAZARD
                                                        QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SERIES              SERIES              SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                 656              40,354              10,406                   -
Participant deposits                                              3,541               1,211                 125                 166
Participant transfers                                           107,732             117,590             107,297              29,186
Participant withdrawals                                          (1,115)             (1,055)             (1,525)               (113)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   110,814             158,100             116,303              29,239
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD        PHOENIX-MFS
                                                         ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                       DEBENTURE SERIES     VALUE SERIES        VALUE SERIES        STOCK SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period               6,767              68,764              26,900           5,161,024
Participant deposits                                              2,323                 373               2,517             127,486
Participant transfers                                            32,965             296,798             146,809            (162,514)
Participant withdrawals                                            (255)             (9,402)             (2,407)           (455,481)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,800             356,533             173,819           4,670,515
                                                      =============================================================================

                                                         PHOENIX-MFS                              PHOENIX-             PHOENIX-
                                                       INVESTORS TRUST       PHOENIX-MFS       NORTHERN DOW 30     NORTHERN NASDAQ-
                                                           SERIES           VALUE SERIES           SERIES        100 INDEX(R) SERIES
                                                      -----------------   -----------------   -----------------  -------------------
Accumulation units outstanding, beginning of period              30,701             289,536             628,463             702,121
Participant deposits                                                362              28,371              10,861             119,802
Participant transfers                                             3,853             255,213              34,718             321,411
Participant withdrawals                                          (7,773)            (12,339)            (37,710)            (37,066)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    27,143             560,781             636,332           1,106,268
                                                      =============================================================================

                                                          PHOENIX-            PHOENIX-
                                                       OAKHURST GROWTH        OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                         AND INCOME           STRATEGIC        OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           SERIES         ALLOCATION SERIES     EQUITY SERIES       VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,405,582           3,611,781           2,809,773             167,844
Participant deposits                                             45,954              94,653              32,595               6,948
Participant transfers                                          (347,214)             98,018             (15,526)            171,487
Participant withdrawals                                        (344,685)           (198,419)           (264,396)             (6,078)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 3,759,637           3,606,033           2,562,446             340,201
                                                      =============================================================================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES         SERIES              SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,348,894           1,152,127           2,948,643           3,811,000
Participant deposits                                             19,121              13,209              47,535              79,124
Participant transfers                                           (82,678)            (82,079)           (126,688)           (294,259)
Participant withdrawals                                         (94,702)            (57,029)           (253,914)           (331,789)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 1,190,635           1,026,228           2,615,576           3,264,076
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                        PHOENIX-STATE
                                                       STREET RESEARCH    AIM V.I. CAPITAL                         ALGER AMERICAN
                                                          SMALL-CAP         APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                        GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              12,855             278,662             386,315           1,415,026
Participant deposits                                             17,948               4,532               6,871              69,031
Participant transfers                                            61,337             137,525             (43,455)            470,853
Participant withdrawals                                            (272)             (5,794)            (13,925)            (72,289)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    91,868             414,925             335,806           1,882,621
                                                      =============================================================================

                                                       FEDERATED FUND      FEDERATED HIGH
                                                          FOR U.S.          INCOME BOND                              VIP GROWTH
                                                         GOVERNMENT          FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES         PORTFOLIO           PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           4,415,440             648,897           1,806,187             384,342
Participant deposits                                             23,620              26,454              25,915               6,510
Participant transfers                                        (1,163,787)            360,937               8,290              27,237
Participant withdrawals                                        (388,078)            (61,666)            (80,308)            (14,619)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,887,195             974,622           1,760,084             403,470
                                                      =============================================================================

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING           TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES          MARKETS             FOREIGN
                                                          PORTFOLIO        SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           1,864,175             459,432             149,525           1,041,981
Participant deposits                                             34,903               3,215               2,751              25,541
Participant transfers                                           245,389              33,188              (4,012)            192,747
Participant withdrawals                                        (100,458)            (71,666)            (10,421)            (94,004)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 2,044,009             424,169             137,843           1,166,265
                                                      =============================================================================

                                                          TEMPLETON           TEMPLETON
                                                        GLOBAL ASSET           GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                       ALLOCATION FUND     SECURITIES FUND     TRUST JUNO FUND     TRUST NOVA FUND
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period              55,038             835,836                   -                   -
Participant deposits                                              1,187              14,961              16,433                 631
Participant transfers                                            (4,554)             37,247             100,594             116,026
Participant withdrawals                                         (10,036)            (27,023)             (1,255)             (5,291)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    41,635             861,021             115,772             111,366
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                             SCUDDER VIT
                                                       RYDEX VARIABLE       EAFE(R) EQUITY       SCUDDER VIT
                                                        TRUST SECTOR            INDEX         EQUITY 500 INDEX       TECHNOLOGY
                                                        ROTATION FUND            FUND               FUND              PORTFOLIO
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                   -             446,930             116,614           1,984,757
Participant deposits                                                  -               8,070              18,811              92,106
Participant transfers                                           534,940             (24,909)            220,214             123,793
Participant withdrawals                                          (3,498)            (11,920)            (16,681)           (134,315)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   531,442             418,171             338,958           2,066,341
                                                      =============================================================================

                                                                               WANGER                                WANGER U.S.
                                                       WANGER FOREIGN       INTERNATIONAL                              SMALLER
                                                            FORTY             SMALL CAP         WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             609,824           3,074,981             444,343           3,758,819
Participant deposits                                             12,080              57,150               7,181              73,600
Participant transfers                                           (52,856)             44,124             111,133             (97,464)
Participant withdrawals                                         (85,713)           (165,600)            (27,197)           (206,484)
                                                      -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   483,335           3,010,655             535,460           3,528,471
                                                      =============================================================================

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .725% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $67,425, $73,025 and $71,320 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $289,657, $297,499 and $168,798 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the Investment Advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger
International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                 The Phoenix Edge(R)-VA

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                DECEMBER 31,2004

                                                          DEATH BENEFIT OPTION 3









                                [LOGO] PHOENIX(R)

                  VA0217AR3 (C) 2005 The Phoenix Companies,Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                   PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                              ABERDEEN            PHOENIX-AIM              SMALL-CAP             BERNSTEIN
                                            INTERNATIONAL           GROWTH                  GROWTH            ENHANCED INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,827,354    $        2,085,833      $           53,138     $          358,325
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,993,080    $        1,515,860      $           62,385     $          278,327
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,993,080             1,515,860                  62,385                278,327
LIABILITIES
   Accrued expenses                                  2,202                 1,704                      67                    312
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,990,878    $        1,514,156      $           62,318     $          278,015
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                   1,120,202             1,295,815                  20,375                171,156
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.777250    $         1.168498      $         3.058550     $         1.624337
                                        ==================    ==================      ==================     ==================

                                                                                            PHOENIX-
                                           PHOENIX-DUFF &           PHOENIX-                ENGEMANN              PHOENIX-
                                            PHELPS REAL             ENGEMANN               GROWTH AND          ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH              INCOME              CAP GROWTH
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          491,376    $        1,704,202      $        1,542,734     $          538,184
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          774,463    $          945,180      $        1,430,848     $          557,057
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 774,463               945,180               1,430,848                557,057
LIABILITIES
   Accrued expenses                                    864                 1,091                   1,626                    621
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          773,599    $          944,089      $        1,429,222     $          556,436
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     140,152               781,018                 733,797                447,698
                                        ==================    ==================      ==================     ==================
Unit value                              $         5.519726    $         1.208793      $         1.947709     $         1.242882
                                        ==================    ==================      ==================     ==================

                                              PHOENIX-                                                            PHOENIX-
                                              ENGEMANN              PHOENIX-                PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC              ENGEMANN             GOODWIN MONEY          SECTOR FIXED
                                             ALLOCATION           VALUE EQUITY               MARKET                INCOME
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $        1,258,646    $        1,554,847      $        1,024,640     $        1,829,351
                                        ==================    ==================      ==================     ==================
   Investment at market                 $        1,288,415    $        1,479,763      $        1,024,640     $        1,935,832
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                               1,288,415             1,479,763               1,024,640              1,935,832
LIABILITIES
   Accrued expenses                                  1,456                 1,668                   1,178                  2,210
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $        1,286,959    $        1,478,095      $        1,023,462     $        1,933,622
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     553,859               620,899                 477,375                696,587
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.323622    $         2.380570      $         2.143939     $         2.775852
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                              TERM BOND        RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           71,111    $           50,361      $           98,933     $          184,396
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           72,141    $           60,146      $          126,864     $          207,746
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  72,141                60,146                 126,864                207,746
LIABILITIES
   Accrued expenses                                    118                    75                     134                    237
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           72,023    $           60,071      $          126,730     $          207,509
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      67,850                25,634                  42,865                 74,401
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.061503    $         2.343371      $         2.956486     $         2.789065
                                        ==================    ==================      ==================     ==================

                                                                  PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                           PHOENIX-LAZARD         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                          SMALL-CAP VALUE          DEBENTURE                VALUE                  VALUE
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           84,308    $           41,614      $          685,710     $          169,757
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          105,055    $           43,149      $          783,993     $          213,010
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 105,055                43,149                 783,993                213,010
LIABILITIES
   Accrued expenses                                    118                    49                     879                    235
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          104,937    $           43,100      $          783,114     $          212,775
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      34,844                16,391                 277,791                 71,038
                                        ==================    ==================      ==================     ==================
Unit value                              $         3.011667    $         2.629429      $         2.819078     $         2.995255
                                        ==================    ==================      ==================     ==================

                                                                   PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                              PHOENIX-         NORTHERN NASDAQ-         BERNSTEIN MID-        BERNSTEIN SMALL-
                                          NORTHERN DOW 30        100 INDEX(R)             CAP VALUE              CAP VALUE
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          310,873    $           95,401      $        2,718,963     $        1,163,119
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          332,635    $           95,067      $        3,505,076     $        1,508,040
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 332,635                95,067               3,505,076              1,508,040
LIABILITIES
   Accrued expenses                                    382                   104                   3,922                  1,672
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          332,253    $           94,963      $        3,501,154     $        1,506,368
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     173,743               107,694                 879,961                399,570
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.912322    $         0.881797      $         3.978759     $         3.769977
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA       PHOENIX-SENECA          AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION          CORE EQUITY
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          826,745    $          670,738      $           76,577     $           14,242
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          515,756    $          324,424      $           85,088     $           13,881
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 515,756               324,424                  85,088                 13,881
LIABILITIES
   Accrued expenses                                    582                   379                      95                     14
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          515,174    $          324,045      $           84,993     $           13,867
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     312,469               220,729                  45,822                 13,643
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.648719    $         1.468069      $         1.854855     $         1.016392
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                 ALGER AMERICAN             FOR U.S.            INCOME BOND
                                          AIM V.I. PREMIER         LEVERAGED              GOVERNMENT              FUND II --
                                               EQUITY                ALLCAP              SECURITIES II         PRIMARY SHARES
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          158,894    $          192,766      $        1,431,805     $          507,683
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          166,458    $          210,530      $        1,474,623     $          551,013
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 166,458               210,530               1,474,623                551,013
LIABILITIES
   Accrued expenses                                    187                   236                   1,684                    652
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          166,271    $          210,294      $        1,472,939     $          550,361
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     100,048               179,818                 570,789                225,547
                                        ==================    ==================      ==================     ==================
Unit value                              $         1.661907    $         1.169476      $         2.580535     $         2.440118
                                        ==================    ==================      ==================     ==================

                                                                   VIP GROWTH                                   MUTUAL SHARES
                                         VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH             SECURITIES
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $          619,710    $          141,519      $          428,812     $          264,763
                                        ==================    ==================      ==================     ==================
   Investment at market                 $          759,433    $          167,886      $          516,471     $          310,150
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                 759,433               167,886                 516,471                310,150
LIABILITIES
   Accrued expenses                                    854                   190                     570                    348
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $          758,579    $          167,696      $          515,901     $          309,802
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                     365,496               112,679                 414,604                108,082
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.075476    $         1.488267      $         1.244319     $         2.866346
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON               TEMPLETON              TEMPLETON
                                              MARKETS              FOREIGN               GLOBAL ASSET              GROWTH
                                            SECURITIES            SECURITIES              ALLOCATION             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           28,496    $          601,148      $            9,486     $          632,533
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           38,279    $          580,854      $           10,348     $          619,998
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  38,279               580,854                  10,348                619,998
LIABILITIES
   Accrued expenses                                     43                   648                      12                    696
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           38,236    $          580,206      $           10,336     $          619,302
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      16,348               282,115                   4,273                242,644
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.338972    $         2.056631      $         2.418845     $         2.552306
                                        ==================    ==================      ==================     ==================

                                                                                        RYDEX VARIABLE           SCUDDER VIT
                                           RYDEX VARIABLE       RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                             TRUST JUNO           TRUST NOVA               ROTATION                INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $            1,945    $            1,146      $          191,477     $           48,646
                                        ==================    ==================      ==================     ==================
   Investment at market                 $            1,635    $            1,477      $          242,440     $           48,316
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                   1,635                 1,477                 242,440                 48,316
LIABILITIES
   Accrued expenses                                      2                     2                     267                     47
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $            1,633    $            1,475      $          242,173     $           48,269
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                       1,763                 1,074                 192,443                 31,936
                                        ==================    ==================      ==================     ==================
Unit value                              $         0.926226    $         1.373319      $         1.258417     $         1.511392
                                        ==================    ==================      ==================     ==================

                                                                                             WANGER                WANGER
                                             SCUDDER VIT                                  INTERNATIONAL         INTERNATIONAL
                                          EQUITY 500 INDEX         TECHNOLOGY                SELECT               SMALL CAP
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
ASSETS
   Investment at cost                   $           51,735    $          818,935      $          201,326     $        1,077,695
                                        ==================    ==================      ==================     ==================
   Investment at market                 $           61,707    $          200,489      $          190,158     $          943,897
                                        ------------------    ------------------      ------------------     ------------------
      Total assets                                  61,707               200,489                 190,158                943,897
LIABILITIES
   Accrued expenses                                     63                   227                     211                  1,042
                                        ------------------    ------------------      ------------------     ------------------
NET ASSETS                              $           61,644    $          200,262      $          189,947     $          942,855
                                        ==================    ==================      ==================     ==================
Accumulation units outstanding                      27,414               360,353                  63,148                344,159
                                        ==================    ==================      ==================     ==================
Unit value                              $         2.248672    $         0.555738      $         3.007958     $         2.739594
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                                 WANGER U.S.
                                                                   SMALLER
                                            WANGER SELECT         COMPANIES
                                             SUBACCOUNT           SUBACCOUNT
                                        ------------------    ------------------
ASSETS
   Investment at cost                   $          112,964    $        1,264,333
                                        ==================    ==================
   Investment at market                 $          181,996    $        1,905,735
                                        ------------------    ------------------
      Total assets                                 181,996             1,905,735
LIABILITIES
   Accrued expenses                                    204                 2,130
                                        ------------------    ------------------
NET ASSETS                              $          181,792    $        1,903,605
                                        ==================    ==================
Accumulation units outstanding                      51,262               612,120
                                        ==================    ==================
Unit value                              $         3.546339    $         3.109857
                                        ==================    ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004

                                             PHOENIX-                                    PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                             ABERDEEN             PHOENIX-AIM              SMALL-CAP            BERNSTEIN
                                           INTERNATIONAL            GROWTH                  GROWTH            ENHANCED INDEX
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           44,040    $            1,412      $              -       $            3,928
Expenses
   Mortality and expense fees                       19,179                20,289                     831                  3,722
   Indexing (gain) loss                                514                   277                      12                     63
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        24,347               (19,154)                   (843)                   143
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (7,588)               36,118                  (1,946)               (20,280)
Net realized gain distribution from
   Fund                                                -                     -                     1,064                    -
Net change in unrealized appreciation
   (depreciation) on investment                    289,907                22,411                    (486)                42,754
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      282,319                58,529                  (1,368)                22,474
Net increase (decrease) in net assets
   resulting from operations            $          306,666    $           39,375      $           (2,211)    $           22,617
                                        ==================    ==================      ==================     ==================

                                                                                            PHOENIX-
                                          PHOENIX-DUFF &            PHOENIX-                ENGEMANN              PHOENIX-
                                            PHELPS REAL             ENGEMANN               GROWTH AND          ENGEMANN SMALL-
                                         ESTATE SECURITIES       CAPITAL GROWTH              INCOME              CAP GROWTH
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           17,325    $            8,080      $           15,802     $              -
Expenses
   Mortality and expense fees                        9,255                13,580                  17,341                  7,172
   Indexing (gain) loss                                293                   191                     286                    169
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                         7,777                (5,691)                 (1,825)                (7,341)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     (2,717)                9,398                    (790)                 2,429
Net realized gain distribution from
   Fund                                             62,311                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                    102,238                32,569                 115,223                 49,498
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      161,832                41,967                 114,433                 51,927
Net increase (decrease) in net assets
   resulting from operations            $          169,609    $           36,276      $          112,608     $           44,586
                                        ==================    ==================      ==================     ==================

                                             PHOENIX-                                                             PHOENIX-
                                             ENGEMANN              PHOENIX-                 PHOENIX-           GOODWIN MULTI-
                                            STRATEGIC              ENGEMANN              GOODWIN MONEY          SECTOR FIXED
                                            ALLOCATION           VALUE EQUITY               MARKET                 INCOME
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $           34,725    $           12,707      $            9,371     $          107,597
Expenses
   Mortality and expense fees                       18,534                20,015                  16,479                 24,057
   Indexing (gain) loss                                219                   319                     117                    254
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        15,972                (7,627)                 (7,225)                83,286
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     15,571                23,080                     -                   (1,366)
Net realized gain distribution from
   Fund                                             32,434                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      9,440               123,883                     -                   16,126
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       57,445               146,963                     -                   14,760
Net increase (decrease) in net assets
   resulting from operations            $           73,417    $          139,336      $           (7,225)    $           98,046
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP             INTERNATIONAL
                                             TERM BOND         RISING DIVIDENDS         QUALITY VALUE           EQUITY SELECT
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            2,488    $              862      $              876     $            2,076
Expenses
   Mortality and expense fees                          814                 1,017                   1,793                  1,708
   Indexing (gain) loss                                  8                    15                      38                     40
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                         1,666                  (170)                   (955)                   328
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      1,789                 2,740                  19,005                 (1,810)
Net realized gain distribution from
   Fund                                                -                     -                     1,165                  1,139
Net change in unrealized appreciation
   (depreciation) on investment                        995                    30                   4,869                 19,755
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        2,784                 2,770                  25,039                 19,084
Net increase (decrease) in net assets
   resulting from operations            $            4,450    $            2,600      $           24,084     $           19,412
                                        ==================    ==================      ==================     ==================

                                                                  PHOENIX-LORD            PHOENIX-LORD          PHOENIX-LORD
                                           PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP       ABBETT MID-CAP
                                          SMALL-CAP VALUE           DEBENTURE                VALUE                 VALUE
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $            1,572      $            5,654     $              854
Expenses
   Mortality and expense fees                        4,075                   355                   5,117                  1,780
   Indexing (gain) loss                                 76                     4                     122                     48
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (4,151)                1,213                     415                   (974)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      9,311                    10                   1,449                     57
Net realized gain distribution from
   Fund                                              9,840                   558                   2,347                  1,240
Net change in unrealized appreciation
   (depreciation) on investment                    (12,988)                  822                  82,543                 30,210
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        6,163                 1,390                  86,339                 31,507
Net increase (decrease) in net assets
   resulting from operations            $            2,012    $            2,603      $           86,754     $           30,533
                                        ==================    ==================      ==================     ==================

                                                                    PHOENIX-            PHOENIX-SANFORD        PHOENIX-SANFORD
                                              PHOENIX-          NORTHERN NASDAQ-         BERNSTEIN MID-        BERNSTEIN SMALL-
                                           NORTHERN DOW 30        100 INDEX(R)              CAP VALUE             CAP VALUE
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $            5,547    $              528      $            4,743     $              -
Expenses
   Mortality and expense fees                        4,588                 1,251                  33,341                 14,752
   Indexing (gain) loss                                 61                    26                     738                    335
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           898                  (749)                (29,336)               (15,087)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        171                   506                  (3,550)                35,061
Net realized gain distribution from
   Fund                                                -                     -                   232,887                119,770
Net change in unrealized appreciation
   (depreciation) on investment                      9,452                 6,502                 285,855                 77,978
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        9,623                 7,008                 515,192                232,809
Net increase (decrease) in net assets
   resulting from operations            $           10,521    $            6,259      $          485,856     $          217,722
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                           PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                           MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION            CORE EQUITY
                                             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT(1)
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $              -        $              -       $               21
Expenses
   Mortality and expense fees                        7,223                 5,124                     842                     14
   Indexing (gain) loss                                128                    87                      14                    -
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (7,351)               (5,211)                   (856)                     7
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                    (35,769)             (138,299)                    178                      4
Net realized gain distribution from
   Fund                                                -                     -                       -                      613
Net change in unrealized appreciation
   (depreciation) on investment                     65,404               152,429                   4,484                   (361)
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                       29,635                14,130                   4,662                    256
Net increase (decrease) in net assets
   resulting from operations            $           22,284    $            8,919      $            3,806     $              263
                                        ==================    ==================      ==================     ==================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                ALGER AMERICAN             FOR U.S.              INCOME BOND
                                         AIM V.I. PREMIER         LEVERAGED               GOVERNMENT             FUND II --
                                              EQUITY                ALLCAP              SECURITIES II          PRIMARY SHARES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              753    $              -        $           63,779     $           61,349
Expenses
   Mortality and expense fees                        1,877                 2,665                  20,137                  8,795
   Indexing (gain) loss                                 28                    54                     170                     94
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (1,152)               (2,719)                 43,472                 52,460
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                        197                  (390)                  4,025                 (2,687)
Net realized gain distribution from
   Fund                                                -                     -                     7,448                    -
Net change in unrealized appreciation
   (depreciation) on investment                      7,759                16,373                 (19,481)                   141
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        7,956                15,983                  (8,008)                (2,546)
Net increase (decrease) in net assets
   resulting from operations            $            6,804    $           13,264      $           35,464     $           49,914
                                        ==================    ==================      ==================     ==================

                                                                  VIP GROWTH                                   MUTUAL SHARES
                                         VIP CONTRAFUND(R)       OPPORTUNITIES            VIP GROWTH             SECURITIES
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              802    $              814      $            1,559     $            2,255
Expenses
   Mortality and expense fees                        6,590                 2,217                  10,343                  3,929
   Indexing (gain) loss                                152                    37                     120                     73
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (5,940)               (1,440)                 (8,904)                (1,747)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                     16,178                  (513)                 33,292                  3,926
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                     90,599                10,086                 (58,830)                27,996
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                      106,777                 9,573                 (25,538)                31,922
Net increase (decrease) in net assets
   resulting from operations            $          100,837    $            8,133      $          (34,442)    $           30,175
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                             TEMPLETON
                                            DEVELOPING             TEMPLETON              TEMPLETON              TEMPLETON
                                              MARKETS               FOREIGN              GLOBAL ASSET              GROWTH
                                            SECURITIES             SECURITIES             ALLOCATION             SECURITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              591    $            5,451      $              269     $           13,423
Expenses
   Mortality and expense fees                          460                 6,892                     129                 12,185
   Indexing (gain) loss                                 14                   151                       3                    231
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                           117                (1,592)                    137                  1,007
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                      2,144                  (132)                    (11)                43,837
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      5,265                82,973                   1,166                 33,269
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        7,409                82,841                   1,155                 77,106
Net increase (decrease) in net assets
   resulting from operations            $            7,526    $           81,249      $            1,292     $           78,113
                                        ==================    ==================      ==================     ==================

                                                                                        RYDEX VARIABLE          SCUDDER VIT
                                           RYDEX VARIABLE       RYDEX VARIABLE           TRUST SECTOR          EAFE(R) EQUITY
                                             TRUST JUNO           TRUST NOVA               ROTATION                INDEX
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              -      $                3      $              -       $              523
Expenses
   Mortality and expense fees                        5,749                   215                   4,188                    321
   Indexing (gain) loss                                (37)                    4                      63                      8
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                        (5,712)                 (216)                 (4,251)                   194
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                   (114,122)                7,131                   2,451                     68
Net realized gain distribution from
   Fund                                              8,699                   -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                        330                (5,416)                  5,348                  4,314
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                     (105,093)                1,715                   7,799                  4,382
Net increase (decrease) in net assets
   resulting from operations            $         (110,805)   $            1,499      $            3,548     $            4,576
                                        ==================    ==================      ==================     ==================

                                                                                            WANGER                WANGER
                                            SCUDDER VIT                                 INTERNATIONAL          INTERNATIONAL
                                         EQUITY 500 INDEX         TECHNOLOGY                SELECT               SMALL CAP
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------    ------------------      ------------------     ------------------
Investment income
   Distributions                        $              389    $              -        $              545     $            4,474
Expenses
   Mortality and expense fees                          502                 2,760                   2,312                  9,691
   Indexing (gain) loss                                  9                    37                      65                    266
                                        ------------------    ------------------      ------------------     ------------------
Net investment income (loss)                          (122)               (2,797)                 (1,832)                (5,483)
                                        ------------------    ------------------      ------------------     ------------------
Net realized gain (loss) from share
   transactions                                         33                (4,306)                  1,093                    573
Net realized gain distribution from
   Fund                                                -                     -                       -                      -
Net change in unrealized appreciation
   (depreciation) on investment                      3,854                (1,826)                 36,327                204,190
                                        ------------------    ------------------      ------------------     ------------------
Net gain (loss) on investment                        3,887                (6,132)                 37,420                204,763
Net increase (decrease) in net assets
   resulting from Operations            $            3,765    $           (8,929)     $           35,588     $          199,280
                                        ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                  WANGER U.S.
                                                                   SMALLER
                                            WANGER SELECT         COMPANIES
                                             SUBACCOUNT           SUBACCOUNT
                                        ------------------    ------------------
Investment income
   Distributions                        $              -      $              -
Expenses
   Mortality and expense fees                        2,408                22,825
   Indexing (gain) loss                                 56                   523
                                        ------------------    ------------------
Net investment income (loss)                        (2,464)              (23,348)
                                        ------------------    ------------------
Net realized gain (loss) from share
   transactions                                     12,273                42,048
Net realized gain distribution from
   Fund                                                185                   -
Net change in unrealized appreciation
   (depreciation) on investment                     18,470               262,182
                                        ------------------    ------------------
Net gain (loss) on investment                       30,928               304,230
Net increase (decrease) in net assets
   resulting from operations            $           28,464    $          280,882
                                        ==================    ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004

                                               PHOENIX-                                    PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                               ABERDEEN            PHOENIX-AIM               SMALL-CAP             BERNSTEIN
                                             INTERNATIONAL            GROWTH                  GROWTH             ENHANCED INDEX
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           24,347    $          (19,154)     $             (843)    $              143
      Net realized gain (loss)                        (7,588)               36,118                    (882)               (20,280)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               289,907                22,411                    (486)                42,754
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  306,666                39,375                  (2,211)                22,617
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             7,585                 9,161                  16,095                    240
      Participant transfers                          712,169(e)             35,624                  11,353                (60,830)
      Participant withdrawals                       (108,963)             (209,845)                    -                  (19,402)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    610,791              (165,060)                 27,448                (79,992)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              917,457              (125,685)                 25,237                (57,375)
NET ASSETS
   Beginning of period                             1,073,421             1,639,841                  37,081                335,390
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $        1,990,878    $        1,514,156      $           62,318     $          278,015
                                          ==================    ==================      ==================     ==================

                                                                                             PHOENIX-
                                            PHOENIX-DUFF &           PHOENIX-                ENGEMANN               PHOENIX-
                                              PHELPS REAL            ENGEMANN               GROWTH AND           ENGEMANN SMALL-
                                           ESTATE SECURITIES      CAPITAL GROWTH              INCOME               CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $            7,777    $           (5,691)     $           (1,825)    $           (7,341)
      Net realized gain (loss)                        59,594                 9,398                    (790)                 2,429
      Net change in unrealized
         appreciation (depreciation)
         on investment                               102,238                32,569                 115,223                 49,498
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  169,609                36,276                 112,608                 44,586
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            43,300                 6,908                  26,271                    770
      Participant transfers                           (1,244)              (28,464)(c)             277,918(b)               1,817
      Participant withdrawals                       (104,354)             (188,347)               (139,226)                (8,226)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    (62,298)             (209,903)                164,963                 (5,639)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              107,311              (173,627)                277,571                 38,947
NET ASSETS
   Beginning of period                               666,288             1,117,716               1,151,651                517,489
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          773,599    $          944,089      $        1,429,222     $          556,436
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                               PHOENIX-                                                             PHOENIX-
                                               ENGEMANN              PHOENIX-                PHOENIX-            GOODWIN MULTI-
                                              STRATEGIC              ENGEMANN             GOODWIN MONEY           SECTOR FIXED
                                              ALLOCATION           VALUE EQUITY               MARKET                 INCOME
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           15,972    $           (7,627)     $           (7,225)    $           83,286
      Net realized gain (loss)                        48,005                23,080                     -                   (1,366)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 9,440               123,883                     -                   16,126
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   73,417               139,336                  (7,225)                98,046
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             7,958                 8,861                  21,942                  5,667
      Participant transfers                         (295,874)             (212,482)(d)             (89,012)               758,652(a)
      Participant withdrawals                       (136,850)              (66,193)               (286,090)              (205,246)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (424,766)             (269,814)               (353,160)               559,073
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (351,349)             (130,478)               (360,385)               657,119
NET ASSETS
   Beginning of period                             1,638,308             1,608,573               1,383,847              1,276,503
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $        1,286,959    $        1,478,095      $        1,023,462     $        1,933,622
                                          ==================    ==================      ==================     ==================

                                               PHOENIX-
                                            GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                              TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $            1,666    $             (170)     $             (955)    $              328
      Net realized gain (loss)                         1,789                 2,740                  20,170                   (671)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                   995                    30                   4,869                 19,755
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    4,450                 2,600                  24,084                 19,412
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                  20,000                     -                   37,545
      Participant transfers                           88,552               (37,462)               (136,996)               118,688
      Participant withdrawals                        (22,090)              (10,369)                 (6,356)                   (50)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     66,462               (27,831)               (143,352)               156,183
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               70,912               (25,231)               (119,268)               175,595
NET ASSETS
   Beginning of period                                 1,111                85,302                 245,998                 31,914
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           72,023    $           60,071      $          126,730     $          207,509
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                   PHOENIX-LORD            PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD         ABBETT BOND-          ABBETT LARGE-CAP        ABBETT MID-CAP
                                            SMALL-CAP VALUE         DEBENTURE                 VALUE                  VALUE
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (4,151)   $            1,213      $              415     $             (974)
      Net realized gain (loss)                        19,151                   568                   3,796                  1,297
      Net change in unrealized
         appreciation (depreciation)
         on investment                               (12,988)                  822                  82,543                 30,210
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    2,012                 2,603                  86,754                 30,533
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             3,392                   -                    32,778                  1,200
      Participant transfers                         (332,317)               24,127                 583,114                 97,079
      Participant withdrawals                         (5,674)                 (876)                (35,269)                (1,453)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (334,599)               23,251                 580,623                 96,826
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (332,587)               25,854                 667,377                127,359
NET ASSETS
   Beginning of period                               437,524                17,246                 115,737                 85,416
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          104,937    $           43,100      $          783,114     $          212,775
                                          ==================    ==================      ==================     ==================

                                                                     PHOENIX-             PHOENIX-SANFORD       PHOENIX-SANFORD
                                               PHOENIX-           NORTHERN NASDAQ-        BERNSTEIN MID-        BERNSTEIN SMALL-
                                            NORTHERN DOW 30        100 INDEX(R)             CAP VALUE              CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $              898    $             (749)     $          (29,336)    $          (15,087)
      Net realized gain (loss)                           171                   506                 229,337                154,831
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 9,452                 6,502                 285,855                 77,978
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   10,521                 6,259                 485,856                217,722
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               240                10,700                  31,586                    -
      Participant transfers                           11,858                26,859                 979,697                252,594
      Participant withdrawals                           (745)               (3,739)               (125,293)               (31,023)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     11,353                33,820                 885,990                221,571
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               21,874                40,079               1,371,846                439,293
NET ASSETS
   Beginning of period                               310,379                54,884               2,129,308              1,067,075
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          332,253    $           94,963      $        3,501,154     $        1,506,368
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                             PHOENIX-SENECA        PHOENIX-SENECA         AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                             MID-CAP GROWTH       STRATEGIC THEME           APPRECIATION           CORE EQUITY
                                               SUBACCOUNT            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT(1)
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (7,351)   $           (5,211)     $             (856)    $                7
      Net realized gain (loss)                       (35,769)             (138,299)                    178                    617
      Net change in unrealized
         appreciation (depreciation)
         on investment                                65,404               152,429                   4,484                   (361)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   22,284                 8,919                   3,806                    263
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            12,741                 7,351                  14,850                    -
      Participant transfers                          (67,100)              (75,655)                 19,122                 13,984(f)
      Participant withdrawals                        (59,197)              (37,842)                 (6,388)                  (380)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (113,556)             (106,146)                 27,584                 13,604
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (91,272)              (97,227)                 31,390                 13,867
NET ASSETS
   Beginning of period                               606,446               421,272                  53,603                    -
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          515,174    $          324,045      $           84,993     $           13,867
                                          ==================    ==================      ==================     ==================

                                                                                           FEDERATED FUND        FEDERATED HIGH
                                                                   ALGER AMERICAN             FOR U.S.             INCOME BOND
                                           AIM V.I. PREMIER          LEVERAGED              GOVERNMENT             FUND II --
                                                EQUITY                ALLCAP               SECURITIES II         PRIMARY SHARES
                                              SUBACCOUNT            SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (1,152)   $           (2,719)     $           43,472     $           52,460
      Net realized gain (loss)                           197                  (390)                 11,473                 (2,687)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 7,759                16,373                 (19,481)                   141
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    6,804                13,264                  35,464                 49,914
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            13,200                   702                   6,565                    265
      Participant transfers                            8,621                     2                 (24,313)              (277,091)
      Participant withdrawals                            (69)               (3,078)                (69,257)               (32,962)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     21,752                (2,374)                (87,005)              (309,788)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               28,556                10,890                 (51,541)              (259,874)
NET ASSETS
   Beginning of period                               137,715               199,404               1,524,480                810,235
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          166,271    $          210,294      $        1,472,939     $          550,361
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                     VIP GROWTH                                   MUTUAL SHARES
                                           VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH            SECURITIES
                                              SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (5,940)   $           (1,440)     $           (8,904)    $           (1,747)
      Net realized gain (loss)                        16,178                  (513)                 33,292                  3,926
      Net change in unrealized
         appreciation (depreciation)
         on investment                                90,599                10,086                 (58,830)                27,996
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  100,837                 8,133                 (34,442)                30,175
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            39,159                   -                    17,403                    300
      Participant transfers                          371,144                 1,970                (418,969)                51,224
      Participant withdrawals                        (48,053)               (8,872)                 (9,495)               (35,186)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    362,250                (6,902)               (411,061)                16,338
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              463,087                 1,231                (445,503)                46,513
NET ASSETS
   Beginning of period                               295,492               166,465                 961,404                263,289
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $          758,579    $          167,696      $          515,901     $          309,802
                                          ==================    ==================      ==================     ==================

                                              TEMPLETON
                                              DEVELOPING            TEMPLETON               TEMPLETON             TEMPLETON
                                                MARKETS              FOREIGN               GLOBAL ASSET             GROWTH
                                              SECURITIES            SECURITIES              ALLOCATION            SECURITIES
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $              117    $           (1,592)     $              137     $            1,007
      Net realized gain (loss)                         2,144                  (132)                    (11)                43,837
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 5,265                82,973                   1,166                 33,269
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    7,526                81,249                   1,292                 78,113
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                  17,440                     -                    5,654
      Participant transfers                              -                  15,062                     -                 (567,815)
      Participant withdrawals                         (7,460)              (17,093)                   (655)               (13,258)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     (7,460)               15,409                    (655)              (575,419)
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   66                96,658                     637               (497,306)
NET ASSETS
   Beginning of period                                38,170               483,548                   9,699              1,116,608
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           38,236    $          580,206      $           10,336     $          619,302
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                                           RYDEX VARIABLE         SCUDDER VIT
                                             RYDEX VARIABLE       RYDEX VARIABLE            TRUST SECTOR         EAFE(R) EQUITY
                                               TRUST JUNO           TRUST NOVA                ROTATION               INDEX
                                               SUBACCOUNT           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $           (5,712)   $             (216)     $           (4,251)    $              194
      Net realized gain (loss)                      (105,423)                7,131                   2,451                     68
      Net change in unrealized
         appreciation (depreciation)
         on investment                                   330                (5,416)                  5,348                  4,314
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 (110,805)                1,499                   3,548                  4,576
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                     -                       -                      120
      Participant transfers                          103,017               (53,942)               (196,220)                22,028
      Participant withdrawals                         (1,977)                  (12)                 (8,710)                  (457)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    101,040               (53,954)               (204,930)                21,691
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,765)              (52,455)               (201,382)                26,267
NET ASSETS
   Beginning of period                                11,398                53,930                 443,555                 22,002
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $            1,633    $            1,475      $          242,173     $           48,269
                                          ==================    ==================      ==================     ==================

                                                                                              WANGER                 WANGER
                                              SCUDDER VIT                                  INTERNATIONAL         INTERNATIONAL
                                           EQUITY 500 INDEX         TECHNOLOGY                SELECT                SMALL CAP
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ------------------    ------------------      ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)        $             (122)   $           (2,797)     $           (1,832)    $           (5,483)
      Net realized gain (loss)                            33                (4,306)                  1,093                    573
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 3,854                (1,826)                 36,327                204,190
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                    3,765                (8,929)                 35,588                199,280
                                          ------------------    ------------------      ------------------     ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                               -                   7,801                   3,020                 16,767
      Participant transfers                           22,935               (13,806)                  1,249                197,489
      Participant withdrawals                             (6)              (25,782)                (14,049)               (62,673)
                                          ------------------    ------------------      ------------------     ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     22,929               (31,787)                 (9,780)               151,583
                                          ------------------    ------------------      ------------------     ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               26,694               (40,716)                 25,808                350,863
NET ASSETS
   Beginning of period                                34,950               240,978                 164,139                591,992
                                          ------------------    ------------------      ------------------     ------------------
   End of period                          $           61,644    $          200,262      $          189,947     $          942,855
                                          ==================    ==================      ==================     ==================

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2004
                                   (CONTINUED)

                                                                   WANGER U.S.
                                                                    SMALLER
                                            WANGER SELECT          COMPANIES
                                             SUBACCOUNT            SUBACCOUNT
                                         ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (2,464)   $          (23,348)
      Net realized gain (loss)                       12,458                42,048
      Net change in unrealized
         appreciation (depreciation)
         on investment                               18,470               262,182
                                         ------------------    ------------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  28,464               280,882
                                         ------------------    ------------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              680                15,685
      Participant transfers                         (15,921)              139,333
      Participant withdrawals                       (28,951)             (176,969)
                                         ------------------    ------------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   (44,192)              (21,951)
                                         ------------------    ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (15,728)              258,931
NET ASSETS
   Beginning of period                              197,520             1,644,674
                                         ------------------    ------------------
   End of period                         $          181,792    $        1,903,605
                                         ==================    ==================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/ Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes to Finacial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED DECEMBER 31,2003

                                                      PHOENIX-                          PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                      ABERDEEN          PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                   INTERNATIONAL       MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                 $            4,902     $         (111)  $            (978)  $          (1,910)
   Net realized gain (loss)                                  4,342             (3,245)            (10,481)              7,729
   Net change in unrealized appreciation
      (depreciation) on investments                        249,098              4,569              82,330              27,219
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           258,342              1,213              70,871              33,038
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     15,907                 (1)                380              13,749
   Participant transfers                                    53,671 +           (7,976)            (55,014)           (130,397)
   Participant withdrawals                                 (30,295)               (15)             (6,820)               (519)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               39,283             (7,992)            (61,454)           (117,167)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   297,625             (6,779)              9,417             (84,129)
NET ASSETS
   Beginning of period                                     775,796             19,453             325,973             174,395
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $       1,073,421     $       12,674   $         335,390   $          90,266
                                                 =================     ==============   =================   =================

                                                                                             PHOENIX-
                                                   PHOENIX-DUFF &         PHOENIX-        ENGEMANN SMALL         PHOENIX-
                                                    PHELPS REAL           ENGEMANN          & MID-CAP          GOODWIN MONEY
                                                 ESTATE SECURITIES     CAPITAL GROWTH         GROWTH              MARKET
                                                     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 -----------------     --------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                  $          10,755     $      (12,789)  $          (6,251)  $         (11,219)
   Net realized gain (loss)                                 10,553            (14,633)             (1,966)                -
   Net change in unrealized appreciation
        (depreciation) on investments                      144,941            245,913             173,682                 -
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                           166,249            218,491             165,465             (11,219)
                                                 -----------------     --------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      9,664              5,179                 790              11,206
   Participant transfers                                  (189,202)            (7,995)            (49,247)           (359,015)
   Participant withdrawals                                 (14,047)           (30,810)            (17,297)           (114,640)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions             (193,585)           (33,626)            (65,754)           (462,449)
                                                 -----------------     --------------   -----------------   -----------------
   Net increase (decrease) in net assets                   (27,336)           184,865              99,711            (473,668)
NET ASSETS
   Beginning of period                                     693,624            932,851             417,778           1,857,515
                                                 -----------------     --------------   -----------------   -----------------
   End of period                                 $         666,288     $    1,117,716   $         517,489   $       1,383,847
                                                 =================     ==============   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            PHOENIX-           PHOENIX-
                                                         GOODWIN MULTI-     GOODWIN MULTI-
                                                          SECTOR FIXED       SECTOR SHORT     PHOENIX-JANUS      PHOENIX-KAYNE
                                                             INCOME           TERM BOND      FLEXIBLE INCOME    RISING DIVIDENDS
                                                           SUBACCOUNT       SUBACCOUNT(4)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          77,541   $          193   $          26,383   $           (296)
   Net realized gain (loss)                                        6,934            1,330              26,023                635
   Net change in unrealized appreciation
      (depreciation) on investments                               82,347               35               4,750              8,621
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             166,822            1,558              57,156              8,960
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           12,675              -                11,505                -
   Participant transfers                                         183,401             (447)            (59,334)            59,769
   Participant withdrawals                                      (110,044)             -               (90,956)            (1,726)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               86,032             (447)           (138,785)            58,043
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         252,854            1,111             (81,629)            67,003
NET ASSETS
   Beginning of period                                         1,023,649              -             1,156,028             18,299
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $       1,276,503   $        1,111   $       1,074,399   $         85,302
                                                       =================   ==============   =================   ================

                                                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL    PHOENIX-LAZARD      PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT    SMALL-CAP VALUE     U.S. MULTI-CAP
                                                           SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             447   $           51   $          (1,083)  $           (138)
   Net realized gain (loss)                                          (24)              60               3,858                389
   Net change in unrealized appreciation
      (depreciation) on investments                               22,676            3,595              33,861              3,026
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              23,099            3,706              36,636              3,277
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                -                 2,715                -
   Participant transfers                                         206,533           28,631             382,545             (4,308)
   Participant withdrawals                                          (616)            (423)               (668)                (2)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              205,917           28,208             384,592             (4,310)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         229,016           31,914             421,228             (1,033)
NET ASSETS
   Beginning of period                                            16,982              -                16,296             16,957
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         245,998   $       31,914   $         437,524   $         15,924
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-LORD      PHOENIX-LORD      PHOENIX-LORD          PHOENIX-MFS
                                                         ABBETT BOND-    ABBETT LARGE-CAP   ABBETT MID-CAP      INVESTORS GROWTH
                                                           DEBENTURE          VALUE             VALUE                STOCK
                                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $             519  $           (298)  $            (367)  $        (19,835)
   Net realized gain (loss)                                         352               225              (1,864)            (3,754)
   Net change in unrealized appreciation
      (depreciation) on investments                                 714            15,826              12,987            298,459
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              1,585            15,753              10,756            274,870
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                 -                   -               16,852
   Participant transfers                                         13,442            94,334              54,530            258,191 ++
   Participant withdrawals                                         (164)               (1)                 (1)           (45,993)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              13,278            94,333              54,529            229,050
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         14,863           110,086              65,285            503,920
NET ASSETS
   Beginning of period                                            2,383             5,651              20,131          1,135,921
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          17,246  $        115,737   $          85,416   $      1,639,841
                                                      =================  ================   =================   ================

                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                         PHOENIX-MFS        PHOENIX-MFS          PHOENIX-          NASDAQ-100
                                                       INVESTORS TRUST         VALUE         NORTHERN DOW 30        INDEX(R)
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (183) $         (4,002)  $             763   $           (544)
   Net realized gain (loss)                                      (7,632)           15,453                (564)            (1,920)
   Net change in unrealized appreciation
      (depreciation) on investments                               5,949            99,423              61,242             16,954
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             (1,866)          110,874              61,441             14,490
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -              31,543                 240                -
   Participant transfers                                        (25,066)         (452,967)             33,316             13,552
   Participant withdrawals                                          (15)         (103,588)             (3,559)            (5,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (25,081)         (525,012)             29,997              8,112
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        (26,947)         (414,138)             91,438             22,602
NET ASSETS
   Beginning of period                                           42,419           696,901             218,941             32,282
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          15,472  $        282,763   $         310,379   $         54,884
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                             PHOENIX-
                                                           PHOENIX-          OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                       OAKHURST GROWTH       STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          AND INCOME        ALLOCATION           EQUITY              VALUE
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,525) $         18,946   $          (4,913)  $            142
   Net realized gain (loss)                                     (29,423)           (1,787)            (21,963)            (3,372)
   Net change in unrealized appreciation
      (depreciation) on investments                             268,106           232,546             240,588             58,721
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            236,158           249,705             213,712             55,491
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,964             8,895               6,985                -
   Participant transfers                                        (53,763)            4,415             454,514            (34,435)
   Participant withdrawals                                      (41,126)          (58,342)            (24,768)                (5)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (70,925)          (45,032)            436,731            (34,440)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        165,233           204,673             650,443             21,051
NET ASSETS
   Beginning of period                                          986,418         1,433,635             958,130            223,714
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,151,651  $      1,638,308   $       1,608,573   $        244,765
                                                      =================  ================   =================   ================

                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN MID-   BERNSTEIN SMALL-     PHOENIX-SENECA     PHOENIX-SENECA
                                                          CAP VALUE         CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $         (20,215) $        (14,479)  $          (7,433)  $         (5,196)
   Net realized gain (loss)                                     (13,405)         (102,780)            (20,585)           (86,338)
   Net change in unrealized appreciation
      (depreciation) on investments                             581,951           426,550             153,618            202,678
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations            548,331           309,291             125,600            111,144
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          23,338            36,812              29,489             10,177
   Participant transfers                                       (285,135)         (640,244)            (28,050)           (30,608)
   Participant withdrawals                                      (47,281)          (21,245)            (28,319)           (13,641)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (309,078)         (624,677)            (26,880)           (34,072)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                        239,253          (315,386)             98,720             77,072
NET ASSETS
   Beginning of period                                        1,890,055         1,382,461             507,726            344,200
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       2,129,308  $      1,067,075   $         606,446   $        421,272
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                        PHOENIX-STATE
                                                       STREET RESEARCH                                           ALGER AMERICAN
                                                           SMALL-CAP     AIM V.I. CAPITAL   AIM V.I. PREMIER        LEVERAGED
                                                            GROWTH         APPRECIATION          EQUITY              ALLCAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          (2,394) $           (379)  $          (1,296)  $         (2,518)
   Net realized gain (loss)                                      91,916               (14)                193            (12,666)
   Net change in unrealized appreciation
      (depreciation) on investments                               9,739             7,177              27,339             67,099
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             99,261             6,784              26,236             51,915
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           3,200               -                   -                  -
   Participant transfers                                         (5,387)           24,065               8,900             10,955
   Participant withdrawals                                      (63,670)           (1,336)                (70)            (5,774)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (65,857)           22,729               8,830              5,181
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                         33,404            29,513              35,066             57,096
NET ASSETS
   Beginning of period                                            3,677            24,090             102,649            142,308
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $          37,081  $         53,603   $         137,715   $        199,404
                                                      =================  ================   =================   ================

                                                       FEDERATED FUND     FEDERATED HIGH
                                                          FOR U.S.         INCOME BOND
                                                         GOVERNMENT         FUND II --                             VIP GROWTH
                                                        SECURITIES II     PRIMARY SHARES    VIP CONTRAFUND(R)    OPPORTUNITIES
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  ----------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                       $          46,810  $         12,143   $          (2,420)  $         (1,035)
   Net realized gain (loss)                                       7,964               531             (18,643)            (9,769)
   Net change in unrealized appreciation
      (depreciation) on investments                             (34,195)           75,171              72,971             42,997
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             20,579            87,845              51,908             32,193
                                                      -----------------  ----------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          14,613            13,622                 399                -
   Participant transfers                                       (574,747)          471,118               3,921             24,571
   Participant withdrawals                                      (40,588)           (7,831)             (9,556)               (81)
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (600,722)          476,909              (5,236)            24,490
                                                      -----------------  ----------------   -----------------   ----------------
   Net increase (decrease) in net assets                       (580,143)          564,754              46,672             56,683
NET ASSETS
   Beginning of period                                        2,104,623           245,481             248,820            109,782
                                                      -----------------  ----------------   -----------------   ----------------
   End of period                                      $       1,524,480  $        810,235   $         295,492   $        166,465
                                                      =================  ================   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                TEMPLETON
                                                                                                DEVELOPING         TEMPLETON
                                                                            MUTUAL SHARES         MARKETS           FOREIGN
                                                           VIP GROWTH        SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (9,557)  $         (810)  $             (72)  $          4,013
   Net realized gain (loss)                                      (29,358)          (1,919)                 23            (13,132)
   Net change in unrealized appreciation
      (depreciation) on investments                              253,047           49,680              12,949            192,868
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations             214,132           46,951              12,900            183,749
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           51,774            8,750                 -               27,603
   Participant transfers                                         220,091           20,811                (120)          (479,655)
   Participant withdrawals                                      (109,408)          (7,865)                (15)           (71,861)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              162,457           21,696                (135)          (523,913)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         376,589           68,647              12,765           (340,164)
NET ASSETS
   Beginning of period                                           584,815          194,642              25,405            823,712
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         961,404   $      263,289   $          38,170   $        483,548
                                                       =================   ==============   =================   ================

                                                           TEMPLETON          TEMPLETON
                                                          GLOBAL ASSET         GROWTH        RYDEX VARIABLE      RYDEX VARIABLE
                                                           ALLOCATION        SECURITIES        TRUST JUNO          TRUST NOVA
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)       SUBACCOUNT(5)
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $             101   $         (520)  $            (273)  $           (212)
   Net realized gain (loss)                                         (143)          (1,540)             (2,868)                 4
   Net change in unrealized appreciation
      (depreciation) on investments                                2,338          164,297                (640)             5,747
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations               2,296          162,237              (3,781)             5,539
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -              4,525                 -                  -
   Participant transfers                                             -            566,467              15,179             48,391
   Participant withdrawals                                          (622)          (6,976)                -                  -
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 (622)         564,016              15,179             48,391
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                           1,674          726,253              11,398             53,930
NET ASSETS
   Beginning of period                                             8,025          390,355                 -                  -
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $           9,699   $    1,116,608   $          11,398   $         53,930
                                                       =================   ==============   =================   ================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         RYDEX VARIABLE      SCUDDER VIT
                                                          TRUST SECTOR     EAFE(R) EQUITY     SCUDDER VIT
                                                            ROTATION           INDEX        EQUITY 500 INDEX       TECHNOLOGY
                                                         SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (2,619)  $          498   $             (32)  $         (2,677)
   Net realized gain (loss)                                          809             (113)                221            (20,896)
   Net change in unrealized appreciation
      (depreciation) on investments                               45,615            4,155               7,461             91,738
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              43,805            4,540               7,650             68,165
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                120                 -               20,073
   Participant transfers                                         400,528            3,994              22,587            (17,854)
   Participant withdrawals                                          (778)            (696)                (24)            (2,149)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              399,750            3,418              22,563                 70
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                         443,555            7,958              30,213             68,235
NET ASSETS
   Beginning of period                                               -             14,044               4,737            172,743
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         443,555   $       22,002   $          34,950   $        240,978
                                                       =================   ==============   =================   ================

                                                                               WANGER                             WANGER U.S.
                                                        WANGER FOREIGN     INTERNATIONAL                            SMALLER
                                                             FORTY           SMALL CAP       WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   --------------   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (1,215)  $       (4,894)  $          (2,405)  $        (19,127)
   Net realized gain (loss)                                      (39,471)             706               3,421              5,998
   Net change in unrealized appreciation
      (depreciation) on investments                               77,919          185,979              42,034            497,152
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) resulting from operations              37,233          181,791              43,050            484,023
                                                       -----------------   --------------   -----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            2,635           14,481                  35             27,752
   Participant transfers                                          (7,258)          37,826             (14,305)           103,383
   Participant withdrawals                                       (10,626)          (9,653)            (10,364)          (106,076)
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (15,249)          42,654             (24,634)            25,059
                                                       -----------------   --------------   -----------------   ----------------
   Net increase (decrease) in net assets                          21,984          224,445              18,416            509,082
NET ASSETS
   Beginning of period                                           142,155          367,547             179,104          1,135,592
                                                       -----------------   --------------   -----------------   ----------------
   End of period                                       $         164,139   $      591,992   $         197,520   $      1,644,674
                                                       =================   ==============   =================   ================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 29, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception August 8, 2003 to December 31, 2003.
(4) From inception August 13, 2003 to December 31, 2003.
(5) From inception September 3, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including The Phoenix Edge(R)-VA (Death Benefit Option 3) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                 INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)      income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap         Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth         Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)   prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)           consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                 INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series           capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           Current income by investing primarily in a diversified portfolio or U.S.
                                                           government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                     High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                             futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                           Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                             benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      Match the performance of the Morgan Stanley Capital International
                                                           EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          Match the performance of the Standard & Poor's 500 Composite Stock
                                                           Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                 THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                               $  912,950      $  276,884
   Phoenix-AIM Growth Series                                               69,693         254,153
   Phoenix-Alger Small-Cap Growth Series                                   60,020          32,336
   Phoenix-Alliance/Bernstein Enhanced Index Series                        16,358          96,294
   Phoenix-Duff & Phelps Real Estate Securities Series                    460,331         452,468
   Phoenix-Engemann Capital Growth Series                                  52,563         268,405
   Phoenix-Engemann Growth and Income Series                              329,001         165,602
   Phoenix-Engemann Small-Cap Growth Series                                55,801          68,784
   Phoenix-Engemann Strategic Allocation Series                            88,503         465,376
   Phoenix-Engemann Value Equity Series                                   313,169         590,816
   Phoenix-Goodwin Money Market Series                                    237,474         598,410
   Phoenix-Goodwin Multi-Sector Fixed Income Series                     1,173,509         530,483
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                    146,662          78,442
   Phoenix-Kayne Rising Dividends Series                                   58,835          86,863
   Phoenix-Kayne Small-Cap Quality Value Series                            50,637         193,936
   Phoenix-Lazard International Equity Select Series                      237,091          79,242
   Phoenix-Lazard Small-Cap Value Series                                   13,521         342,817
   Phoenix-Lord Abbett Bond-Debenture Series                               26,254           1,203
   Phoenix-Lord Abbett Large-Cap Value Series                             624,384          40,257
   Phoenix-Lord Abbett Mid-Cap Value Series                               100,159           2,933
   Phoenix-Northern Dow 30 Series                                          43,057          30,791
   Phoenix-Northern Nasdaq-100 Index(R) Series                             92,126          59,016
   Phoenix-Sanford Bernstein Mid-Cap Value Series                       1,554,668         463,693
   Phoenix-Sanford Bernstein Small-Cap Value Series                       580,455         253,779
   Phoenix-Seneca Mid-Cap Growth Series                                    18,362         139,405
   Phoenix-Seneca Strategic Theme Series                                   56,288         167,773

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                              PURCHASES         SALES
----------                                                              ---------         -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                  $   33,971      $    7,199
   AIM V.I. Mid-Cap Core Equity Fund                                       14,619             381
   AIM V.I. Premier Equity Fund                                            22,572           1,949

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                  711           5,805

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                       206,555         242,811
   Federated High Income Bond Fund II -- Primary Shares                   228,645         486,281

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                            447,628          90,800
   VIP Growth Opportunities Portfolio                                      12,557          20,901
   VIP Growth Portfolio                                                    89,810         510,340

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                           65,502          50,878
   Templeton Developing Markets Securities Fund                               591           7,936
   Templeton Foreign Securities Fund                                       56,604          42,725
   Templeton Global Asset Allocation Fund                                     270             788
   Templeton Growth Securities Fund                                        58,357         633,367

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                         997,858         893,865
   Rydex Variable Trust Nova Fund                                               3          54,234
   Rydex Variable Trust Sector Rotation Fund                              122,855         332,291

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                   22,740             834
   Scudder VIT Equity 500 Index Fund                                       23,315             487

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                    11,196          45,841

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                              7,188          18,773
   Wanger International Small Cap                                         258,435         112,004
   Wanger Select                                                           19,711          66,210
   Wanger U.S. Smaller Companies                                          198,293         243,433

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                            1,120,202          719,662             676,607         7,141,161
   Unit value                                                $1.777250        $1.491565           $1.146598         $1.364303
   Net assets (thousands)                                       $1,991           $1,073                $776              $974
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       3.10%            1.95%               1.08%                 -
   Total return                                                 19.15%           30.09%            (15.96%)          (25.08)%

   PHOENIX-AIM GROWTH SERIES
   Accumulation units outstanding                            1,295,815        1,442,695           1,191,183         1,294,748
   Unit value                                                $1.168498        $1.136651           $0.953607         $1.358455
   Net assets (thousands)                                       $1,514           $1,640              $1,136            $1,759
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.09%                -                   -                 -
   Total return                                                  2.80%           19.19%            (29.80%)          (24.88%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(7)
   Accumulation units outstanding                               20,375           12,213               1,832                 -
   Unit value                                                $3.058550        $3.035991           $2.006382                 -
   Net assets (thousands)                                          $62              $37                  $4                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                           -                -                   - *               -
   Total return                                                  0.74%           51.32%             (0.36%)                 -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                              171,156          223,727             270,779           236,131
   Unit value                                                $1.624337        $1.499104           $1.203835         $1.599064
   Net assets (thousands)                                         $278             $335                $326              $378
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.42%            1.08%               0.92%             0.73%
   Total return                                                  8.35%           24.53%            (24.72%)          (13.10%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                              140,152          160,392             227,757           108,003
   Unit value                                                $5.519726        $4.154098           $3.045451         $2.754338
   Net assets (thousands)                                         $774             $666                $694              $297
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       2.53%            3.29%               3.93%             4.05%
   Total return                                                 32.87%           36.40%              10.57%             5.18%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                              781,018          957,517             997,202           735,256
   Unit value                                                $1.208793        $1.167307           $0.935469         $1.261191
   Net assets (thousands)                                         $944           $1,118                $933              $927
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.80%            0.09%                   -             0.06%
   Total return                                                  3.55%           24.78%            (25.83%)          (35.48%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
   Accumulation units outstanding                              733,797          644,410             694,049           809,194
   Unit value                                                $1.947709        $1.787139           $1.421252         $1.859331
   Net assets (thousands)                                       $1,429           $1,152                $986            $1,505
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.23%            1.14%               0.76%             0.50%
   Total return                                                  8.98%           25.74%            (23.56%)           (9.41%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
   Accumulation units outstanding                              447,698          450,560             525,421           627,746
   Unit value                                                $1.242882        $1.148546           $0.795129         $1.132139
   Net assets (thousands)                                         $556             $517                $418              $711
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -             0.06%
   Total return                                                  8.21%           44.45%            (29.77%)          (27.73%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                              553,859          747,435             773,459           187,786
   Unit value                                                $2.323622        $2.191906           $1.853537         $2.124930
   Net assets (thousands)                                       $1,287           $1,638              $1,434              $399
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       2.53%            2.66%               2.93%             2.69%
   Total return                                                  6.01%           18.26%            (12.77%)             0.49%

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
   Accumulation units outstanding                              620,899          752,681             547,875           724,073
   Unit value                                                $2.380570        $2.137122           $1.748810         $2.270833
   Net assets (thousands)                                       $1,478           $1,609                $958            $1,644
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.86%            0.91%               0.81%             1.02%
   Total return                                                 11.39%           22.20%            (22.99%)          (19.07%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                              477,375          641,807             855,674           907,365
   Unit value                                                $2.143939        $2.156173           $2.170821         $2.169708
   Net assets (thousands)                                       $1,023           $1,384              $1,858            $1,969
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.77%            0.70%               1.41%             3.47%
   Total return                                                (0.57%)          (0.67%)               0.05%             2.41%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                              696,587          484,669             439,306           265,318
   Unit value                                                $2.775852        $2.633762           $2.330148         $2.147323
   Net assets (thousands)                                       $1,934           $1,277              $1,024              $570
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       6.04%            6.96%               7.21%             9.32%
   Total return                                                  5.39%           13.03%               8.51%             4.65%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(12)
   Accumulation units outstanding                               67,850            1,088                   -                 -
   Unit value                                                $1.061503        $1.021520                   -                 -
   Net assets (thousands)                                          $72               $1                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       4.13%            2.87% *                 -                 -
   Total return                                                  3.91%            5.00%                   -                 -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(6)
   Accumulation units outstanding                               25,634           37,798               9,526                 -
   Unit value                                                $2.343371        $2.256797           $1.920852                 -
   Net assets (thousands)                                          $60              $85                 $18                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       1.14%            0.82%               0.74% *               -
   Total return                                                  3.84%           17.49%             (2.01%)                 -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(5)
   Accumulation units outstanding                               42,865          103,168               8,451                 -
   Unit value                                                $2.956486        $2.384466           $2.009529                 -
   Net assets (thousands)                                         $127             $246                 $17                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       0.66%            1.85%               2.43% *               -
   Total return                                                 23.99%           18.66%               1.92%                 -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(9)
   Accumulation units outstanding                               74,401           13,079                   -                 -
   Unit value                                                $2.789065        $2.440281                   -                 -
   Net assets (thousands)                                         $208              $32                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       1.64%            2.07% *                 -                 -
   Total return                                                 14.29%           25.04%                   -                 -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(5)
   Accumulation units outstanding                               34,844          163,909               8,368                 -
   Unit value                                                $3.011667        $2.669307           $1.947393                 -
   Net assets (thousands)                                         $105             $438                 $16                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                           -            0.32%               0.29% *               -
   Total return                                                 12.83%           37.07%             (1.86%)                 -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
   Accumulation units outstanding                               16,391            7,015               1,126                 -
   Unit value                                                $2.629429        $2.458277           $2.116151                 -
   Net assets (thousands)                                          $43              $17                  $2                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       5.97%            6.02%              15.02% *               -
   Total return                                                  6.96%           16.17%               1.68%                 -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(4)
   Accumulation units outstanding                              277,791           45,624               2,862                 -
   Unit value                                                $2.819078        $2.536770           $1.974426                 -
   Net assets (thousands)                                         $783             $116                  $6                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       1.49%            0.84%               0.58% *               -
   Total return                                                 11.13%           28.48%             (2.05%)                 -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(4)
   Accumulation units outstanding                               71,038           34,951              10,114                 -
   Unit value                                                $2.995255        $2.443839           $1.990309                 -
   Net assets (thousands)                                         $213              $85                 $20                 -
   Mortality and expense ratio                                   1.35%            1.35%               1.35% *               -
   Investment income ratio                                       0.65%            0.68%               0.94% *               -
   Total return                                                 22.56%           22.79%             (2.24%)                 -

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                              173,743          167,592             148,583           140,751
   Unit value                                                $1.912322        $1.851984           $1.473523         $1.767693
   Net assets (thousands)                                         $332             $310                $219              $249
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       1.63%            1.68%               1.30%             1.41%
   Total return                                                  3.26%           25.68%            (16.64%)           (7.26%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                              107,694           67,563              58,357           122,324
   Unit value                                                $0.881797        $0.812311           $0.553187         $0.898343
   Net assets (thousands)                                          $95              $55                 $32              $110
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.57%                -                   -                 -
   Total return                                                  8.55%           46.84%            (38.42%)          (33.93%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                              879,961          635,683             784,729           693,370
   Unit value                                                $3.978759        $3.349642           $2.408546         $2.669779
   Net assets (thousands)                                       $3,501           $2,129              $1,890            $1,851
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.19%            0.20%               0.86%             1.66%
   Total return                                                 18.78%           39.07%             (9.78%)            21.32%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
   Accumulation units outstanding                              399,570          342,538             629,820           434,300
   Unit value                                                $3.769977        $3.115188           $2.195009         $2.432729
   Net assets (thousands)                                       $1,506           $1,067              $1,382            $1,057
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -               0.49%             0.87%
   Total return                                                 21.02%           41.92%             (9.77%)            14.20%

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                              312,469          387,254             412,061           401,167
   Unit value                                                $1.648719        $1.566018           $1.232162         $1.850439
   Net assets (thousands)                                         $515             $606                $508              $742
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                  5.28%           27.10%            (33.41%)          (26.30%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                              220,729          298,472             330,218           488,297
   Unit value                                                $1.468069        $1.411434           $1.042340         $1.625085
   Net assets (thousands)                                         $324             $421                $344              $794
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                  4.01%           35.41%            (35.86%)          (28.35%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Accumulation units outstanding                               45,822           30,397              17,455             5,042
   Unit value                                                $1.854855        $1.763397           $1.380106         $1.849477
   Net assets (thousands)                                          $85              $54                 $24                $9
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35% *
   Investment income ratio                                           -                -                   -                 - *
   Total return                                                  5.19%           27.77%            (25.38%)             0.75%

   AIM V.I. MID-CAP CORE EQUITY FUND(14)
   Accumulation units outstanding                               13,643                -                   -                 -
   Unit value                                                $1.016392                -                   -                 -
   Net assets (thousands)                                          $14                -                   -                 -
   Mortality and expense ratio                                   1.35% *              -                   -                 -
   Investment income ratio                                       1.96% *              -                   -                 -
   Total return                                                  1.87%                -                   -                 -

   AIM V.I. PREMIER EQUITY FUND(1)
   Accumulation units outstanding                              100,048           86,466              79,525            24,147
   Unit value                                                $1.661907        $1.592714           $1.290772         $1.878617
   Net assets (thousands)                                         $166             $138                $103               $45
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35% *
   Investment income ratio                                       0.54%            0.31%               0.49%             0.59% *
   Total return                                                  4.34%           23.39%            (31.20%)             1.73%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                              179,818          181,978             172,612           180,857
   Unit value                                                $1.169476        $1.095753           $0.824440         $1.264565
   Net assets (thousands)                                         $210             $199                $142              $229
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -               0.01%                 -
   Total return                                                  6.73%           32.91%            (34.80%)          (17.07%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                              570,789          603,823              841,811          347,780
   Unit value                                                $2.580535        $2.524715            $2.500114        $2.324049
   Net assets (thousands)                                       $1,473           $1,524               $2,105             $808
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       4.28%            3.99%                2.70%            1.79%
   Total return                                                  2.21%            0.98%                7.58%            5.58%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                              225,547          361,831              132,173           85,002
   Unit value                                                $2.440118        $2.239269            $1.857278        $1.856911
   Net assets (thousands)                                         $550             $810                 $245             $158
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       9.42%            3.69%               12.29%           10.25%
   Total return                                                  8.97%           20.57%                0.02%            1.00%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                              365,496          161,997              172,724          125,185
   Unit value                                                $2.075476        $1.824067            $1.440562        $1.612237
   Net assets (thousands)                                         $759             $295                 $249             $202
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.16%            0.35%                0.71%            0.38%
   Total return                                                 13.78%           26.62%             (10.65%)         (13.55%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                              112,679          118,132               99,652           81,096
   Unit value                                                $1.488267        $1.409157            $1.101647        $1.430192
   Net assets (thousands)                                         $168             $166                 $110             $116
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.50%            0.57%                0.89%            0.17%
   Total return                                                  5.61%           27.91%             (22.97%)         (15.60%)

   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                              414,604          787,080              627,182          100,909
   Unit value                                                $1.244319        $1.221482            $0.932496        $1.354257
   Net assets (thousands)                                         $516             $961                 $585             $137
   Mortality and expense ratio                                   1.35%            1.35%                1.35%            1.35%
   Investment income ratio                                       0.20%            0.17%                0.04%                -
   Total return                                                  1.87%           30.99%             (31.14%)         (18.84%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                ------------------------------------------------------------------
SUBACCOUNT                                                          2004             2003               2002               2001
----------                                                      -----------       ----------         ----------        -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
-------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                    108,082          102,062            93,152            74,592
   Unit value                                                      $2.866346        $2.579702         $2.089514         $2.401822
   Net assets (thousands)                                               $310             $263              $195              $179
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             0.77%            1.01%             0.99%             1.90%
   Total return                                                       11.11%           23.46%          (13.00%)             5.60%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                     16,348           20,076            20,168            33,803
   Unit value                                                      $2.338972        $1.901166         $1.259644         $1.278786
   Net assets (thousands)                                                $38              $38               $25               $43
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.73%            1.18%             1.21%             0.92%
   Total return                                                       23.03%           50.93%           (1.49%)           (9.33%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                    282,115          274,920           610,825           483,674
   Unit value                                                      $2.056631        $1.758867         $1.348523         $1.678570
   Net assets (thousands)                                               $580             $484              $824              $812
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.07%            1.91%             1.47%             2.20%
   Total return                                                       16.93%           30.43%          (19.66%)          (17.14%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                      4,273            4,577             4,930            25,920
   Unit value                                                      $2.418845        $2.118884         $1.627734         $1.725744
   Net assets (thousands)                                                $10              $10                $8               $45
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             2.81%            2.60%             2.84%             1.41%
   Total return                                                       14.16%           30.17%           (5.68%)          (11.17%)

   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                    242,644          500,752           228,194           218,211
   Unit value                                                      $2.552306        $2.229858         $1.710630         $2.127403
   Net assets (thousands)                                               $619           $1,117              $390              $464
   Mortality and expense ratio                                         1.35%            1.35%             1.35%             1.35%
   Investment income ratio                                             1.49%            1.29%             2.22%            27.42%
   Total return                                                       14.46%           30.35%          (19.59%)           (2.65%)

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(11)
   Accumulation units outstanding                                1,763           10,845                   -                 -
   Unit value                                                $0.926226        $1.051005                   -                 -
   Net assets (thousands)                                           $2              $11                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                           -                - *                 -                 -
   Total return                                               (11.87%)          (5.81%)                   -                 -

   RYDEX VARIABLE TRUST NOVA FUND(13)
   Accumulation units outstanding                                1,074           44,404                   -                 -
   Unit value                                                $1.373319        $1.214510                   -                 -
   Net assets (thousands)                                           $1              $54                   -                 -
   Mortality and expense ratio                                   1.35%            1.35% *                 -                 -
   Investment income ratio                                       0.02%                - *                 -                 -
   Total return                                                 13.08%           11.98%                   -                 -

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(10)
   Accumulation units outstanding                             192,443           384,970                   -                 -
   Unit value                                               $1.258417         $1.152179                   -                 -
   Net assets (thousands)                                        $242              $444                   -                 -
   Mortality and expense ratio                                  1.35%             1.35% *                 -                 -
   Investment income ratio                                          -                 - *                 -                 -
   Total return                                                 9.22%            13.01%                   -                 -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund
   Accumulation units outstanding                              31,936            17,099              14,359            10,678
   Unit value                                               $1.511392         $1.286738           $0.978090         $1.264603
   Net assets (thousands)                                         $48               $22                 $14               $14
   Mortality and expense ratio                                  1.35%             1.35%               1.35%             1.35%
   Investment income ratio                                      2.20%             4.43%               1.45%                 -
   Total return                                                17.46%            31.56%            (22.66%)          (25.71%)

   SCUDDER VIT EQUITY 500 INDEX FUND(2)
   Accumulation units outstanding                              27,414            16,956               2,905               639
   Unit value                                               $2.248672         $2.061119           $1.630269         $2.107931
   Net assets (thousands)                                         $62               $35                  $5                $1
   Mortality and expense ratio                                  1.35%             1.35%               1.35%             1.35% *
   Investment income ratio                                      1.05%             1.27%               1.02%                 - *
   Total return                                                 9.10%            26.43%            (23.37%)             0.20%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                              360,353          420,740             439,687           615,542
   Unit value                                                $0.555738        $0.572747           $0.392876         $0.780422
   Net assets (thousands)                                         $200             $241                $173              $480
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                  -                 -
   Total return                                                (2.97%)           45.78%            (49.66%)          (49.56%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT
   Accumulation units outstanding                               63,148           66,933              80,769           101,579
   Unit value                                                $3.007958        $2.452278           $1.760024         $2.106231
   Net assets (thousands)                                         $190             $164                $142              $214
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.32%            0.32%                   -             0.12%
   Total return                                                 22.66%           39.33%            (16.44%)          (27.62%)

   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                              344,159          277,701             253,204           337,313
   Unit value                                                $2.739594        $2.131759           $1.451579         $1.707659
   Net assets (thousands)                                         $943             $592                $368              $576
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                       0.62%            0.29%                   -                 -
   Total return                                                 28.51%           46.86%            (15.00%)          (22.34%)

   WANGER SELECT
   Accumulation units outstanding                               51,262           65,554              76,657            70,770
   Unit value                                                $3.546339        $3.013145           $2.336441         $2.563737
   Net assets (thousands)                                         $182             $198                $179              $181
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -                 -
   Total return                                                 17.70%           28.96%             (8.87%)             7.61%

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                           ------------------------------------------------------------------
SUBACCOUNT                                                     2004             2003                2002              2001
----------                                                 -----------       ----------          ----------        ----------
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                              612,120          617,367             602,279           570,639
   Unit value                                                $3.109857        $2.664010           $1.885488         $2.297522
   Net assets (thousands)                                       $1,904           $1,645              $1,136            $1,311
   Mortality and expense ratio                                   1.35%            1.35%               1.35%             1.35%
   Investment income ratio                                           -                -                   -             0.04%
   Total return                                                 16.74%           41.29%            (17.93%)             9.88%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with currrent year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception September 5, 2001 to December 31, 2001.
(2)  From inception December 18, 2001 to December 31, 2001.
(3)  From inception December 24, 2001 to December 31, 2001.
(4)  From inception August 28, 2002 to December 31, 2002.
(5)  From inception September 3, 2002 to December 31, 2002.
(6)  From inception September 4, 2002 to December 31, 2002.
(7)  From inception November 11, 2002 to December 31, 2002.
(8)  From inception November 19, 2002 to December 31, 2002.
(9)  From inception April 29, 2003 to December 31, 2003.
(10) From inception June 4, 2003 to December 31, 2003.
(11) From inception August 8, 2003 to December 31, 2003.
(12) From inception August 13, 2003 to December 31, 2003.
(13) From inception September 3, 2003 to December 31, 2003.
(14) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                             PHOENIX-                                                   PHOENIX-ALLIANCE/
                                             ABERDEEN                                PHOENIX-ALGER         BERNSTEIN
                                           INTERNATIONAL          PHOENIX-AIM          SMALL-CAP         ENHANCED INDEX
                                              SERIES             GROWTH SERIES       GROWTH SERIES           SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             719,662             1,442,695               12,213             223,727
Participant deposits                                 4,698                 8,114                5,229                 158
Participant transfers                              464,479 (e)            31,205                2,933             (39,690)
Participant withdrawals                            (68,637)             (186,199)                   -             (13,039)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,120,202             1,295,815               20,375             171,156
                                         ================================================================================

                                           PHOENIX-DUFF &          PHOENIX-             PHOENIX-            PHOENIX-
                                            PHELPS REAL            ENGEMANN             ENGEMANN         ENGEMANN SMALL-
                                         ESTATE SECURITIES      CAPITAL GROWTH         GROWTH AND          CAP GROWTH
                                               SERIES               SERIES            INCOME SERIES          SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             160,392               957,517              644,410             450,560
Participant deposits                                10,167                 5,841               14,023                 629
Participant transfers                               (7,951)              (22,024) (c)         152,146 (b)           3,736
Participant withdrawals                            (22,456)             (160,316)             (76,782)             (7,227)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   140,152               781,018              733,797             447,698
                                         ================================================================================

                                             PHOENIX-              PHOENIX-                                  PHOENIX-
                                             ENGEMANN              ENGEMANN              PHOENIX-         GOODWIN MULTI-
                                             STRATEGIC           VALUE EQUITY         GOODWIN MONEY        SECTOR FIXED
                                         ALLOCATION SERIES          SERIES            MARKET SERIES       INCOME SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             747,435               752,681              641,807             484,669
Participant deposits                                 3,577                 4,064               10,214               2,149
Participant transfers                             (135,019)             (105,753) (d)         (41,368)            286,415 (a)
Participant withdrawals                            (62,134)              (30,093)            (133,278)            (76,646)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   553,859               620,899              477,375             696,587
                                         ================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                             PHOENIX-KAYNE      PHOENIX-LAZARD
                                            SECTOR SHORT        PHOENIX-KAYNE           SMALL-CAP         INTERNATIONAL
                                              TERM BOND        RISING DIVIDENDS       QUALITY VALUE       EQUITY SELECT
                                               SERIES               SERIES               SERIES              SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,088                37,798              103,168              13,079
Participant deposits                                     -                 8,687                    -              14,137
Participant transfers                               87,728               (16,315)             (58,008)             47,206
Participant withdrawals                            (20,966)               (4,536)              (2,295)                (21)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    67,850                25,634               42,865              74,401
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                            SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                          PHOENIX-LAZARD         PHOENIX-LORD          PHOENIX-LORD        PHOENIX-LORD
                                         SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP     ABBETT MID-CAP
                                              SERIES           DEBENTURE SERIES        VALUE SERIES        VALUE SERIES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            163,909                 7,015                45,624              34,951

Participant deposits                                1,260                     -                12,096                 444
Participant transfers                            (128,273)                9,723               233,204              36,186
Participant withdrawals                            (2,052)                 (347)              (13,133)               (543)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   34,844                16,391               277,791              71,038
                                         ================================================================================

                                             PHOENIX-              PHOENIX-          PHOENIX-SANFORD     PHOENIX-SANFORD
                                          NORTHERN DOW 30       NORTHERN NASDAQ-      BERNSTEIN MID-     BERNSTEIN SMALL-
                                              SERIES          100 INDEX(R) SERIES    CAP VALUE SERIES    CAP VALUE SERIES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            167,592                67,563               635,683             342,538
Participant deposits                                  132                13,699                 8,944                   -
Participant transfers                               6,427                31,319               270,748              66,690
Participant withdrawals                              (408)               (4,887)              (35,414)             (9,658)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  173,743               107,694               879,961             399,570
                                         ================================================================================

                                           PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL
                                           MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION      AIM V.I. MID-CAP
                                              SERIES                 SERIES                FUND          CORE EQUITY FUND
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                            387,254               298,472                30,397                   -
Participant deposits                                8,197                 5,374                 8,214                   -
Participant transfers                             (44,418)              (55,284)               10,808              14,017 (f)
Participant withdrawals                           (38,564)              (27,833)               (3,597)               (374)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  312,469               220,729                45,822              13,643
                                         ================================================================================

                                                                                       FEDERATED FUND      FEDERATED HIGH
                                                                ALGER AMERICAN            FOR U.S.         INCOME BOND
                                         AIM V.I. PREMIER      LEVERAGED ALLCAP         GOVERNMENT          FUND II --
                                           EQUITY FUND             PORTFOLIO          SECURITIES II       PRIMARY SHARES
                                         ----------------      ----------------      ----------------    ----------------
Accumulation units outstanding,
   beginning of period                             86,466               181,978               603,823             361,831
Participant deposits                                8,193                   625                 2,558                 114
Participant transfers                               5,432                     1                (8,503)           (122,430)
Participant withdrawals                               (43)               (2,786)              (27,089)            (13,968)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                  100,048               179,818               570,789             225,547
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                  VIP GROWTH
                                         VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH         MUTUAL SHARES
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO        SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             161,997               118,132              787,080             102,062
Participant deposits                                20,672                     -               14,487                 113
Participant transfers                              207,577                 1,015             (379,304)             19,002
Participant withdrawals                            (24,750)               (6,468)              (7,659)            (13,095)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   365,496               112,679              414,604             108,082
                                         ================================================================================

                                              TEMPLETON
                                             DEVELOPING            TEMPLETON           TEMPLETON           TEMPLETON
                                              MARKETS               FOREIGN           GLOBAL ASSET           GROWTH
                                          SECURITIES FUND       SECURITIES FUND      ALLOCATION FUND     SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              20,076               274,920                4,577             500,752
Participant deposits                                     -                 8,800                    -               2,500
Participant transfers                                    -                 7,820                    -            (254,829)
Participant withdrawals                             (3,728)               (9,425)                (304)             (5,779)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    16,348               282,115                 4,273            242,644
                                         ================================================================================

                                                                                                           SCUDDER VIT
                                                                                      RYDEX VARIABLE      EAFE(R) EQUITY
                                           RYDEX VARIABLE        RYDEX VARIABLE        TRUST SECTOR           INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND       ROTATION FUND            FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              10,845                44,404              384,970              17,099
Participant deposits                                     -                     -                    -                  91
Participant transfers                               (7,019)              (43,320)            (184,634)             15,095
Participant withdrawals                             (2,063)                  (10)              (7,893)               (349)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     1,763                 1,074              192,443              31,936
                                         ================================================================================
                                             SCUDDER VIT                                  WANGER            WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY          INTERNATIONAL     INTERNATIONAL
                                                FUND                PORTFOLIO             SELECT           SMALL CAP
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              16,956               420,740               66,933             277,701
Participant deposits                                     -                14,050                1,163               6,925
Participant transfers                               10,461               (25,858)                 513              86,070
Participant withdrawals                                 (3)              (48,579)              (5,461)            (26,537)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    27,414               360,353               63,148             344,159
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                   WANGER U.S.
                                                                    SMALLER
                                           WANGER SELECT           COMPANIES
                                         -----------------     -----------------
Accumulation units outstanding,
   beginning of period                              65,554               617,367
Participant deposits                                   214                 5,623
Participant transfers                               (5,136)               52,669
Participant withdrawals                             (9,370)              (63,539)
                                         ---------------------------------------
Accumulation units outstanding,
   end of period                                    51,262               612,120
                                         =======================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                               PHOENIX-                             PHOENIX-ALLIANCE/
                                               ABERDEEN         PHOENIX-AIM MID-       BERNSTEIN        PHOENIX-ALLIANCE/
                                            INTERNATIONAL          CAP EQUITY        ENHANCED INDEX      BERNSTEIN GROWTH
                                                SERIES               SERIES              SERIES           + VALUE SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             676,607                10,409              270,779             110,467
Participant deposits                                13,539                     -                  294               8,122
Participant transfers                               54,215                (5,039)             (42,287)            (72,315)
Participant withdrawals                            (24,699)                   (7)              (5,059)               (295)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   719,662                 5,363              223,727              45,979
                                         ================================================================================

                                           PHOENIX-DUFF &          PHOENIX-             PHOENIX-
                                            PHELPS REAL            ENGEMANN          ENGEMANN SMALL         PHOENIX-
                                         ESTATE SECURITIES      CAPITAL GROWTH         & MID-CAP          GOODWIN MONEY
                                              SERIES               SERIES             GROWTH SERIES       MARKET SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             227,757               997,202              525,421             855,674
Participant deposits                                 3,215                 4,904                  633               5,177
Participant transfers                              (66,134)              (15,373)             (57,267)           (166,120)
Participant withdrawals                             (4,446)              (29,216)             (18,227)            (52,924)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   160,392               957,517              450,560             641,807
                                         ================================================================================

                                                                   PHOENIX-
                                              PHOENIX-           GOODWIN MULTI-
                                           GOODWIN MULTI-        SECTOR SHORT         PHOENIX-JANUS      PHOENIX-KAYNE
                                           SECTOR FIXED            TERM BOND          FLEXIBLE INCOME   RISING DIVIDENDS
                                           INCOME SERIES            SERIES                SERIES             SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             439,306                     -              476,769               9,526
Participant deposits                                 5,008                     -                4,608                   -
Participant transfers                               85,002                 1,088              (22,488)             29,136
Participant withdrawals                            (44,647)                    -              (36,692)               (864)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   484,669                 1,088              422,197              37,798
                                         ================================================================================

                                            PHOENIX-KAYNE       PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                            QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE     U.S. MULTI-CAP
                                               SERIES               SERIES                SERIES             SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               8,451                     -                8,368               8,480
Participant deposits                                     -                     -                1,054                   -
Participant transfers                               94,988                13,281              154,749              (2,211)
Participant withdrawals                               (271)                 (202)                (262)                 (1)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   103,168                13,079              163,909               6,268
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                            PHOENIX-LORD          PHOENIX-LORD         PHOENIX-LORD        PHOENIX-MFS
                                            ABBETT BOND-        ABBETT LARGE-CAP      ABBETT MID-CAP     INVESTORS GROWTH
                                          DEBENTURE SERIES        VALUE SERIES         VALUE SERIES        STOCK SERIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,126                 2,862               10,114           1,191,183
Participant deposits                                     -                     -                    -              28,890
Participant transfers                                5,962                42,762               24,837             266,731
Participant withdrawals                                (73)                    -                    -             (44,109)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     7,015                45,624               34,951           1,442,695
                                         ================================================================================

                                             PHOENIX-MFS                                  PHOENIX-           PHOENIX-
                                           INVESTORS TRUST         PHOENIX-MFS        NORTHERN DOW 30    NORTHERN NASDAQ-
                                               SERIES             VALUE SERIES             SERIES      100 INDEX(R)SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                              26,100               388,675              148,583              58,357
Participant deposits                                     -                16,738                  150                   -
Participant transfers                              (18,217)             (222,647)              21,332              18,682
Participant withdrawals                                 (9)              (54,723)              (2,473)             (9,476)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     7,874               128,043              167,592              67,563
                                         ================================================================================

                                             PHOENIX-               PHOENIX-
                                          OAKHURST GROWTH           OAKHURST            PHOENIX-        PHOENIX-SANFORD
                                            AND INCOME              STRATEGIC         OAKHURST VALUE    BERNSTEIN GLOBAL
                                              SERIES           ALLOCATION SERIES      EQUITY SERIES       VALUE SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                             694,049               773,459              547,875             141,322
Participant deposits                                15,479                 4,589                3,344                   -
Participant transfers                              (38,039)                 (782)             214,493             (23,286)
Participant withdrawals                            (27,079)              (29,831)             (13,031)                 (3)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   644,410               747,435              752,681             118,033
                                         ================================================================================

                                          PHOENIX-SANFORD       PHOENIX-SANFORD       PHOENIX-SENECA     PHOENIX-SENECA
                                           BERNSTEIN MID-       BERNSTEIN SMALL-      MID-CAP GROWTH     STRATEGIC THEME
                                          CAP VALUE SERIES      CAP VALUE SERIES          SERIES              SERIES
                                         -----------------     -----------------    -----------------  ------------------
Accumulation units outstanding,
   beginning of period                             784,729               629,820              412,061             330,218
Participant deposits                                 9,148                15,820               21,034               8,313
Participant transfers                             (139,508)             (293,130)             (25,979)            (29,373)
Participant withdrawals                            (18,686)               (9,972)             (19,862)            (10,686)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   635,683               342,538              387,254             298,472
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                            PHOENIX-STATE
                                           STREET RESEARCH      AIM V.I. CAPITAL                         ALGER AMERICAN
                                              SMALL-CAP          APPRECIATION        AIM V.I. PREMIER   LEVERAGED ALLCAP
                                           GROWTH SERIES             FUND              EQUITY FUND          PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               1,832                17,455               79,525             172,612
Participant deposits                                 1,276                     -                    -                   -
Participant transfers                               34,843                13,920                6,986              16,138
Participant withdrawals                            (25,738)                 (978)                 (45)             (6,772)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    12,213                30,397               86,466             181,978
                                         ================================================================================

                                           FEDERATED FUND       FEDERATED HIGH
                                              FOR U.S.           INCOME BOND                               VIP GROWTH
                                             GOVERNMENT            FUND II --       VIP CONTRAFUND(R)     OPPORTUNITIES
                                           SECURITIES II        PRIMARY SHARES          PORTFOLIO           PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             841,811               132,173              172,724              99,652
Participant deposits                                 5,779                 6,638                  258                   -
Participant transfers                             (227,551)              226,844               (4,219)             18,674
Participant withdrawals                            (16,216)               (3,824)              (6,766)               (194)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   603,823               361,831              161,997             118,132
                                         ================================================================================

                                                                                        TEMPLETON
                                                                                       DEVELOPING          TEMPLETON
                                             VIP GROWTH          MUTUAL SHARES           MARKETS            FOREIGN
                                              PORTFOLIO         SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                             627,182                93,152               20,168             610,825
Participant deposits                                49,208                 3,880                    -              19,082
Participant transfers                              214,803                 8,603                  (81)           (306,123)
Participant withdrawals                           (104,113)               (3,573)                 (11)            (48,864)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   787,080               102,062               20,076             274,920
                                         ================================================================================

                                             TEMPLETON            TEMPLETON
                                            GLOBAL ASSET            GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
                                          ALLOCATION FUND       SECURITIES FUND      TRUST JUNO FUND     TRUST NOVA FUND
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                               4,930               228,194                    -                   -
Participant deposits                                     -                 2,111                    -                   -
Participant transfers                                    -               274,111               10,845              44,404
Participant withdrawals                               (353)               (3,664)                   -                   -
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     4,577               500,752               10,845              44,404
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                           SUBACCOUNT
                                         --------------------------------------------------------------------------------

                                                                 SCUDDER VIT
                                          RYDEX VARIABLE        EAFE(R) EQUITY         SCUDDER VIT
                                           TRUST SECTOR            INDEX            EQUITY 500 INDEX       TECHNOLOGY
                                           ROTATION FUND            FUND                  FUND              PORTFOLIO
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                                   -                14,359                2,905             439,687
Participant deposits                                     -                   114                    -              41,768
Participant transfers                              385,672                 3,314               14,064             (56,786)
Participant withdrawals                               (702)                 (688)                 (13)             (3,929)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   384,970                17,099               16,956             420,740
                                         ================================================================================

                                                                     WANGER                                WANGER U.S.
                                           WANGER FOREIGN         INTERNATIONAL                              SMALLER
                                               FORTY                SMALL CAP         WANGER TWENTY         COMPANIES
                                         -----------------     -----------------    -----------------   -----------------
Accumulation units outstanding,
   beginning of period                              80,769               253,204               76,657             602,279
Participant deposits                                 1,302                 8,952                   15              12,728
Participant transfers                               (9,728)               21,197               (7,442)             51,249
Participant withdrawals                             (5,410)               (5,654)              (3,676)            (48,889)
                                         --------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    66,933               277,701               65,554             617,367
                                         ================================================================================

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .825% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $9,744, $9,903 and $10,357 during the years ended December 31, 2004, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $64,022, $31,488 and $13,166 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

     On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

                THE PHOENIX EDGE(R)-VA (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (The Phoenix Edge(R)-VA (Death Benefit Option 3)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                                                     [VERSION C]

                           PHOENIX SPECTRUM EDGE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06102                                          PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2005

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS
                                                                            PAGE
Insurance Company........................................................     2

Underwriter..............................................................     2

Performance History......................................................     2

Calculation of Yield and Return..........................................     9

Calculation of Annuity Payments .........................................    10

Experts .................................................................    11

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 1 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                            INCEPTION*          1YR           5YR         10YR      INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994         13.04%        -4.56%        6.41%        6.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     12/20/1999        -3.35%        -11.19%                  -10.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002         -5.42%                                  18.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997          2.21%        -5.50%                     3.04%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995         26.79%        22.14%                    15.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994         -2.60%        -13.34%       3.69%        3.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                      3/2/1998          2.84%        -3.08%                     2.79%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000          2.07%                                  -9.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994         -0.14%         1.38%        8.07%        8.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                           3/2/1998          5.26%         1.69%                     6.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994         -6.71%         0.77%        2.60%        2.61%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994         -0.76%         7.04%        7.75%        7.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series            6/2/2003         -2.24%                                   0.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002         -2.32%                                   5.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002         17.89%                                  16.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002          8.17%                                  13.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/1999        -2.90%        -1.76%                    -0.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                     8/15/2000          2.41%                               -19.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998         12.67%        15.74%                     7.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/2000        14.91%                                  16.38%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998         -0.87%        -6.30%                     3.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996         -2.14%        -11.23%                    5.27%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001         -0.96%                                  -1.71%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.64%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001         -1.81%                                  -4.57%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      6/5/2000          0.58%                                  -11.53%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999         -3.95%         4.84%                     4.47%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999          2.83%         3.02%                     2.51%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    6/5/2000          7.65%                                   0.37%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             6/5/2000         -0.54%                                  -6.63%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           6/5/2000         -4.29%                                  -9.85%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                         5/1/2000          4.98%                                   6.90%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                     5/1/1997         10.81%        -0.88%                     4.54%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                      5/1/2000          8.33%                                   4.05%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                 6/2/2003         -17.32%                                 -7.84%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                 6/2/2003          6.95%                                  19.36%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                      6/2/2003          3.08%                                  12.68%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         7/15/1999         11.34%        -6.55%                    -2.98%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/2001         2.96%                                   2.85%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999        -8.96%        -23.52%                  -22.11%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                    2/1/1999         16.55%        -0.36%                    10.71%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995         22.42%        -2.84%                    15.16%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                  2/1/1999         11.58%         9.76%                    13.71%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  5/1/1995         10.61%         5.87%                    15.04%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 2 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                            INCEPTION*          1YR           5YR         10YR      INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994         12.86%        -4.70%        6.25%        5.99%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     12/20/1999        -3.51%       -11.32%                   -10.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002         -5.57%                                  18.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997          2.05%        -5.64%                     2.88%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995         26.59%        21.95%                    15.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994         -2.76%        -13.47%       3.53%        3.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                      3/2/1998          2.68%        -3.22%                     2.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000          1.91%                                  -9.42%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994         -0.30%         1.22%        7.90%        7.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                           3/2/1998          5.09%         1.53%                     5.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994         -6.85%         0.62%        2.45%        2.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994         -0.92%         6.88%        7.58%        7.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series            6/2/2003         -2.40%                                   0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002         -2.48%                                   5.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002         17.70%                                  16.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002          7.99%                                  13.38%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/1999        -3.05%        -1.91%                    -1.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000          2.25%                                  -19.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998         12.48%        15.56%                     7.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/2000        14.72%                                  16.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998         -1.03%        -6.45%                     3.57%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996         -2.30%        -11.36%                    5.11%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001         -1.12%                                  -1.86%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.65%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001         -1.97%                                  -4.72%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      6/5/2000          0.42%                                  -11.67%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999         -4.10%         4.68%                     4.31%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999          2.66%         2.86%                     2.35%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    6/5/2000          7.48%                                   0.21%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             6/5/2000         -0.70%                                  -6.77%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           6/5/2000         -4.44%                                  -9.99%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                         5/1/2000          4.81%                                   6.74%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                     5/1/1997         10.63%        -1.03%                     4.38%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                      5/1/2000          8.16%                                   3.89%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                 6/2/2003         -17.45%                                 -7.98%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                 6/2/2003          6.77%                                  19.18%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                      6/2/2003          2.91%                                  12.50%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         7/15/1999         11.16%        -6.69%                    -3.13%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/2001         2.79%                                   2.68%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999        -9.10%       -23.63%                    -22.23%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                    2/1/1999         16.37%        -0.52%                    10.54%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995         22.23%        -2.99%                    14.98%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                  2/1/1999         11.40%         9.59%                    13.53%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  5/1/1995         10.44%         5.70%                    14.87%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004 FOR DEATH BENEFIT OPTION 3 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                        SUBACCOUNT                            INCEPTION*          1YR           5YR         10YR      INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         12/7/1994         12.68%        -4.85%        6.09%        5.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     12/20/1999        -3.67%        -11.46%                   -10.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         8/12/2002         -5.72%                                  17.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              7/14/1997          1.88%        -5.79%                     2.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995         26.39%        21.76%                    15.38%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        12/7/1994         -2.91%        -13.61%       3.37%        3.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                      3/2/1998          2.51%        -3.37%                     2.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      8/15/2000          1.74%                                  -9.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  12/7/1994         -0.46%         1.06%        7.74%        7.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                           3/2/1998          4.92%         1.37%                     5.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           12/7/1994         -6.99%         0.46%        2.29%        2.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/7/1994         -1.08%         6.71%        7.42%        7.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series            6/2/2003         -2.56%                                   0.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         8/12/2002         -2.63%                                   4.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  8/12/2002         17.51%                                  16.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             8/12/2002          7.82%                                  13.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/1999        -3.21%        -2.06%                    -1.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                   8/15/2000          2.08%                                  -19.35%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998         12.30%        15.38%                     7.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/2000        14.54%                                  16.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998         -1.19%        -6.59%                     3.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         1/29/1996         -2.46%        -11.50%                    4.95%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            3/30/2001         -1.28%                                  -2.01%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                             12/1/2004                                                 -4.66%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  3/30/2001         -2.13%                                  -4.86%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      6/5/2000          0.26%                                  -11.80%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7/15/1999         -4.26%         4.52%                     4.15%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            7/15/1999          2.50%         2.70%                     2.19%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    6/5/2000          7.31%                                   0.06%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             6/5/2000         -0.86%                                  -6.91%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           6/5/2000         -4.60%                                  -10.12%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                         5/1/2000          4.64%                                   6.57%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                     5/1/1997         10.45%        -1.18%                     4.22%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                      5/1/2000          7.99%                                   3.73%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                      4/29/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                      4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                   4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                       4/15/2005           N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                 6/2/2003        -17.58%                                  -8.12%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                 6/2/2003          6.60%                                  18.99%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                      6/2/2003          2.75%                                  12.33%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         7/15/1999         10.98%        -6.83%                    -3.28%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             10/29/2001         2.63%                                   2.52%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999        -9.24%        -23.75%                   -22.35%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                    2/1/1999         16.18%        -0.67%                    10.37%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995         22.03%        -3.14%                    14.81%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                  2/1/1999         11.22%         9.43%                    13.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  5/1/1995         10.26%         5.54%                    14.70%

----------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one year and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)


            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 1 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                           1995     1996   1997     1998   1999    2000     2001    2002     2003  2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                8.40%  17.36%  10.83%  26.54%  28.10% -16.74% -24.89%  -15.74%  30.42% 19.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                  -12.14% -24.69%  -29.62%  19.50%  3.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                51.70%  1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            30.25%  17.53% -12.44% -12.88%  -24.52%  24.84%  8.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                      31.66%  20.73% -22.07%   3.64%  29.37%   5.44%   10.85%  36.75% 33.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              29.47%  11.35%  19.77%  28.60%  28.27% -18.69% -35.31%  -25.64%  25.10%  3.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                           15.74%  -7.63%  -9.18%  -23.37%  26.06%  9.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                           -27.54%  -29.59%  44.81%  8.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        16.95%   7.86%  19.43%  19.48%  10.05%  -0.51%   0.74%  -12.55%  18.56%  6.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                22.98%  30.75% -18.87%  -22.79%  22.51% 11.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  4.55%   3.88%   4.04%   3.95%   3.68%   4.88%   2.67%    0.31%  -0.42% -0.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series    22.20%  11.19%   9.88%  -5.20%   4.30%   5.32%   4.92%    8.79%  13.32%  5.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.18%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.79%  4.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.96% 24.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.39% 14.58%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                              -6.59%  -7.02%  -16.43%  26.00%  3.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100(R) Index Series                                                        -33.80%  -38.27%  47.21%  8.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                     -11.27%  15.63%  21.63%   -9.56%  39.43% 19.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                    14.48%   -9.54%  42.28% 21.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                44.06%  12.51% -25.96%  -33.24%  27.42%  5.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               15.90%  43.13%  53.32% -12.44% -28.17%  -35.70%  35.75%  4.28%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  34.21%  16.28%  12.26%  18.00%  43.03% -11.88% -24.13%  -25.19%  28.10%  5.45%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                           -12.07%  25.92% 12.57%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        34.76%  13.75%  22.34%  30.96%  28.48% -15.58% -13.52%  -31.03%  23.71%  4.61%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   10.80%  18.37%  56.11%  76.12% -25.66% -16.87%  -34.64%  33.24%  7.00%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II     7.58%   3.05%   7.39%   6.48%  -1.68%   9.77%   5.85%    7.85%   1.24%  2.47%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  19.07%  13.05%  12.59%   1.57%   1.20% -10.02%   0.25%    0.27%  20.87%  9.25%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 28.52%  22.79%  -7.73% -13.33%  -10.42%  26.94% 14.07%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          23.14%   3.04% -18.09% -15.39%  -22.78%  28.24%  5.88%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        37.85%  35.79% -12.04% -18.63%  -30.97%  31.32%  2.13%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                              16.16%  -1.28%  12.34%  12.01%   5.86%  -12.78%  23.77% 11.39%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund          14.22%  22.40%  12.42%   7.85%  21.90%  -3.44% -16.93%  -19.46%  30.76% 17.23%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund           11.21%  19.65%  11.98%   7.51%  19.52%   0.37%  -2.39%  -19.39%  30.68% 14.75%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                    -4.27%   3.98%  19.73%  17.33%  -18.58%  35.72%  13.63
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                      6.74%  16.71%  6.70%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                         28.40%  18.08%  23.30%   11.65% 15.46%  14.51%  -7.74%  -18.93%  29.58% 11.42%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                     50.78%   6.86%  -10.77%  23.39% 22.68%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.65%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                              28.64%  21.92% -21.17% -24.42%  -36.43%  37.66% 13.36%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.47%  9.50%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       20.28%  26.24% -17.57% -25.52%  -22.46%  31.89% 17.76%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           27.31%  19.07% -10.23% -13.17%  -23.17%  26.75%  9.38%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                       -24.43% -49.42%  -49.53%  46.15% -2.73%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                 -2.65% -27.43%  -16.23%  39.68% 22.97%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              30.59%  -2.54%  15.07% 124.05% -28.65% -22.14%  -14.78%  47.23% 28.84%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                8.26%   7.89%   -8.63%  29.29% 17.99%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               45.02%  28.02%   7.50%  23.71%  -9.17%  10.16%  -17.73%  41.65% 17.03%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 2 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                      1995     1996   1997    1998   1999    2000     2001    2002     2003   2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               8.24%  17.18%  10.66%  26.35%  27.91% -16.86% -25.00%  -15.87%  30.22%  19.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                 -12.28% -24.80%  -29.73%  19.32%   2.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.47%   0.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           30.05%  17.36% -12.57% -13.01%  -24.64%  24.65%   8.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                     31.46%  20.55% -22.19%   3.48%  29.18%   5.28%   10.68%  36.54%  33.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             29.27%  11.18%  19.59%  28.41%  28.08% -18.81% -35.41%  -25.75%  24.91%   3.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.56%  -7.77%  -9.32%  -23.48%  25.87%   9.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.65%  -29.70%  44.59%   8.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series       16.78%   7.70%  19.25%  19.30%   9.88%  -0.66%   0.59%  -12.68%  18.38%   6.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               22.79%  30.55% -18.99%  -22.91%  22.33%  11.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 4.39%   3.72%   3.88%   3.79%   3.52%   4.72%   2.52%    0.15%  -0.57%  -0.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   22.02%  11.02%   9.71%  -5.34%   4.15%   5.16%   4.76%    8.62%  13.14%   5.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       4.02%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.61%   3.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.78%  24.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.19%  14.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                             -6.73%  -7.16%  -16.56%  25.81%   3.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100(R) Index Series                                                       -33.91%  -38.36%  46.99%   8.66%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.40%  15.46%  21.45%   -9.69%  39.21%  18.90%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   14.31%   -9.68%  42.06%  21.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               43.84%  12.34% -26.07%  -33.34%  27.22%   5.39%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              15.73%  42.91%  53.09% -12.57% -28.28%  -35.79%  35.55%   4.12%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 34.01%  16.11%  12.10%  17.82%  42.82% -12.01% -24.24%  -25.30%  27.90%   5.29%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.21%  25.74%  12.40%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       34.56%  13.58%  22.15%  30.76%  28.29% -15.71% -13.65%  -31.13%  23.52%   4.45%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  10.63%  18.19%  55.87%  75.85% -25.78% -16.99%  -34.74%  33.04%   6.84%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II    7.42%   2.90%   7.23%   6.32%  -1.83%   9.61%   5.69%    7.68%   1.09%   2.32%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 18.89%  12.88%  12.42%   1.42%   1.05% -10.15%   0.10%    0.12%  20.69%   9.08%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.33%  22.61%  -7.87% -13.47%  -10.56%  26.75%  13.90%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         22.96%   2.89% -18.21% -15.52%  -22.89%  28.04%   5.72%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       37.65%  35.58% -12.17% -18.76%  -31.07%  31.12%   1.97%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                             15.98%  -1.43%  12.17%  11.85%   5.70%  -12.91%  23.58%  11.22%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund         14.05%  22.21%  12.25%   7.69%  21.72%  -3.58% -17.05%  -19.58%  30.56%  17.05%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund          11.05%  19.46%  11.81%   7.35%  19.34%   0.22%  -2.54%  -19.51%  30.48%  14.58%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.42%   3.82%  19.55%  17.15%  -18.70%  35.52%  13.46%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.58%  16.54%   6.54%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        28.21%  17.90%  23.11%  11.48%  15.29%  14.34%  -7.88%  -19.05%  29.39%  11.25%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                    50.55%   6.70%  -10.91%  23.21%  22.50%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.78%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                             28.45%  21.73% -21.29% -24.54%  -36.52%  37.46%  13.19%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.28%   9.33%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      20.09%  26.05% -17.69% -25.63%  -22.58%  31.69%  17.58%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          27.12%  18.89% -10.36% -13.30%  -23.29%  26.56%   9.21%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                      -24.54% -49.50%  -49.61%  45.93%  -2.87%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                -2.80% -27.54%  -16.35%  39.47%  22.78%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             30.39%  -2.69%  14.89% 123.71% -28.75% -22.26%  -14.91%  47.01%  28.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                               8.10%   7.72%   -8.77%  29.09%  17.81%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              44.80%  27.83%   7.34%  23.53%  -9.31%   9.99%  -17.85%  41.43%  16.85%

----------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

            ANNUAL TOTAL RETURN FOR DEATH BENEFIT OPTION 3 CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------

                    SUBACCOUNT                      1995    1996   1997     1998   1999    2000     2001    2002     2003   2004
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               8.08%  17.01%  10.49%  26.16%  27.72% -16.98% -25.11%  -16.00%  30.02%  19.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                 -12.41% -24.92%  -29.84%  19.13%   2.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                               51.24%   0.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                           29.86%  17.18% -12.70% -13.14%  -24.75%  24.46%   8.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                     31.26%  20.37% -22.31%   3.33%  28.98%   5.12%   10.51%  36.33%  32.81%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             29.08%  11.02%  19.41%  28.21%  27.89% -18.93% -35.51%  -25.86%  24.72%   3.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                          15.39%  -7.91%  -9.46%  -23.60%  25.68%   8.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.76%  -29.80%  44.37%   8.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series       16.60%   7.53%  19.07%  19.12%   9.72%  -0.81%   0.44%  -12.82%  18.20%   5.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                               22.61%  30.36% -19.12%  -23.03%  22.14%  11.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 4.24%   3.56%   3.73%   3.64%   3.37%   4.57%   2.36%    0.00%  -0.73%  -0.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series   21.83%  10.85%   9.55%  -5.48%   3.99%   5.00%   4.60%    8.46%  12.97%   5.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                       3.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                               17.43%   3.78%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                        18.60%  23.93%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                   28.00%  14.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                             -6.87%  -7.30%  -16.68%  25.62%   3.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -34.01%  -38.45%  46.77%   8.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.54%  15.29%  21.26%   -9.83%  39.00%  18.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   14.14%   -9.82%  41.85%  20.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                               43.63%  12.17% -26.18%  -33.45%  27.03%   5.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              15.56%  42.70%  52.86% -12.70% -28.39%  -35.89%  35.34%   3.96%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 33.81%  15.93%  11.93%  17.65%  42.61% -12.15% -24.36%  -25.42%  27.71%   5.13%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.34%  25.55%  12.23%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       34.36%  13.41%  21.97%  30.57%  28.09% -15.83% -13.78%  -31.24%  23.33%   4.29%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  10.47%  18.02%  55.64%  75.59% -25.89% -17.12%  -34.84%  32.84%   6.67%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II    7.26%   2.74%   7.07%   6.16%  -1.98%   9.45%   5.53%    7.52%   0.93%   2.16%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 18.71%  12.71%  12.25%   1.27%   0.89% -10.29%  -0.05%   -0.03%  20.51%   8.91%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                28.13%  22.42%  -8.01% -13.60%  -10.69%  26.56%  13.73%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                         22.78%   2.73% -18.33% -15.65%  -23.01%  27.85%   5.56%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                       37.44%  35.38% -12.30% -18.88%  -31.18%  30.92%   1.82%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                             15.81%  -1.58%  12.00%  11.68%   5.55%  -13.05%  23.40%  11.06%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund         13.88%  22.03%  12.08%   7.53%  21.54%  -3.72% -17.18%  -19.70%  30.36%  16.87%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund          10.88%  19.28%  11.64%   7.19%  19.16%   0.07%  -2.69%  -19.63%  30.29%  14.40%
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                   -4.56%   3.67%  19.37%  16.97%  -18.82%  35.32%  13.29%
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.42%  16.37%   6.38%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        28.02%  17.72%  22.93%  11.32%  15.12%  14.17%  -8.02%  -19.17%  29.19%  11.08%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                    50.33%   6.54%  -11.04%  23.02%  22.31%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             -11.92%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                             28.26%  21.55% -21.41% -24.65%  -36.62%  37.25%  13.02%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                           28.09%   9.16%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                      19.91%  25.86% -17.81% -25.74%  -22.70%  31.49%  17.40%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          26.92%  18.71% -10.49% -13.43%  -23.40%  26.36%   9.04%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                      -24.66% -49.58%  -49.68%  45.71%  -3.02%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                -2.94% -27.65%  -16.48%  39.26%  22.60%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             30.19%  -2.83%  14.72% 123.38% -28.86% -22.38%  -15.04%  46.78%  28.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                               7.94%   7.56%   -8.91%  28.90%  17.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              44.59%  27.64%   7.18%  23.34%  -9.44%   9.82%  -17.98%  41.22%  16.68%

----------------------------------------------------------------------------------------------------------------------------------

       Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


     The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2004:


  DEATH BENEFIT OPTION 1 CONTRACTS

  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:...........     1.000076
  Calculation:
    Ending account value...............................     1.000076
    Less beginning account value.......................     1.000000
    Net change in account value........................     1.000076
  Base period return:
    (net change/beginning account value)...............     0.000076
  Current yield = return x (365/7) =...................        0.40%
  Effective yield = [(1 + return)(365/7)]-1 =..........        0.40%


DEATH BENEFIT OPTION 2: CONTRACTS

 Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:...........     1.000047
 Calculation:
    Ending account value...............................     1.000047
    Less beginning account value.......................     1.000000
    Net change in account value........................     0.000047
 Base period return:
    (net change/beginning account value)...............     0.000047
 Current yield = return x (365/7) =....................        0.25%
 Effective yield = [(1 + return)(365/7)]-1 =...........        0.25%


DEATH BENEFIT OPTION 3: CONTRACTS

Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the period:... 1.000000 Value of the same account (excluding capital
    changes) at the end of the 7-day period:...........     1.000017
Calculation:
    Ending account value...............................     1.000017
    Less beginning account value.......................     1.000000
    Net change in account value........................     0.000017
Base period return:
    (net change/beginning account value)...............     0.000017
Current yield = return x (365/7) =.....................        0.09%
Effective yield = [(1 + return)(365/7)]-1 =............        0.09%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)), PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)), PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)) and PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


    Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T

      Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 1



                                [LOGO] PHOENIX(R)

                  VA0560AR1 (C) 2005 The Phoenix Companies, Inc.

                       STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                    PHOENIX-                                PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                    ABERDEEN            PHOENIX-AIM            SMALL-CAP           BERNSTEIN
                                                  INTERNATIONAL            GROWTH               GROWTH           ENHANCED INDEX
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,594,948    $       3,406,394    $       2,045,920    $          498,187
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,079,802    $       3,760,046    $       2,175,321    $          590,875
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,079,802            3,760,046            2,175,321               590,875
LIABILITIES
   Accrued expenses                                         1,864                3,441                1,955                   538
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,077,938    $       3,756,605    $       2,173,366    $          590,337
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            773,198            2,121,700              706,313               283,859
                                               ==================    =================    =================    ==================
Unit value                                     $         2.687461    $        1.770563    $        3.077058    $         2.079687
                                               ==================    =================    =================    ==================

                                                                                               PHOENIX-             PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-             ENGEMANN             ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                                ESTATE SECURITIES      CAPITAL GROWTH           INCOME               GROWTH
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        4,242,487    $       1,856,320    $       7,332,200    $          542,226
                                               ==================    =================    =================    ==================
   Investment at market                        $        5,211,475    $       2,058,993    $       8,344,775    $          631,826
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      5,211,475            2,058,993            8,344,775               631,826
LIABILITIES
   Accrued expenses                                         4,757                1,885                7,544                   573
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        5,206,718    $       2,057,108    $       8,337,231    $          631,253
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,260,771            1,054,764            3,882,654               270,666
                                               ==================    =================    =================    ==================
Unit value                                     $         4.129789    $        1.950302    $        2.147302    $         2.332221
                                               ==================    =================    =================    ==================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-            PHOENIX-           GOODWIN MULTI-
                                                    STRATEGIC          ENGEMANN VALUE       GOODWIN MONEY         SECTOR FIXED
                                                    ALLOCATION             EQUITY              MARKET                INCOME
                                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        2,022,141    $       4,467,582    $       3,663,122    $        7,640,347
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,209,991    $       5,157,423    $       3,663,123    $        7,807,596
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,209,991            5,157,423            3,663,123             7,807,596
LIABILITIES
   Accrued expenses                                         2,033                4,710                3,319                 7,155
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,207,958    $       5,152,713    $       3,659,804    $        7,800,441
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            989,475            2,366,109            1,836,907             3,000,623
                                               ==================    =================    =================    ==================
Unit value                                     $         2.231443    $        2.177716    $        1.992373    $         2.599607
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-
                                                 GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                                  SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                                   TERM BOND          RISING DIVIDENDS      QUALITY VALUE        EQUITY SELECT
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        2,818,394    $       1,306,058    $         539,074    $       10,164,016
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,858,069    $       1,411,173    $         664,734    $       12,294,864
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,858,069            1,411,173              664,734            12,294,864
LIABILITIES
   Accrued expenses                                         2,641                1,278                  569                11,057
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,855,428    $       1,409,895    $         664,165    $       12,283,807
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          2,679,266              598,033              223,296             4,377,796
                                               ==================    =================    =================    ==================
Unit value                                     $         1.065750    $        2.357551    $        2.974368    $         2.805934
                                               ==================    =================    =================    ==================

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                 PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                 SMALL-CAP VALUE         DEBENTURE              VALUE                VALUE
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          581,871    $       1,376,852    $       9,667,956    $        1,671,804
                                               ==================    =================    =================    ==================
   Investment at market                        $          632,259    $       1,409,752    $      11,230,061    $        2,101,764
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        632,259            1,409,752           11,230,061             2,101,764
LIABILITIES
   Accrued expenses                                           572                1,299               10,099                 1,909
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          631,687    $       1,408,453    $      11,219,962    $        2,099,855
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            208,485              532,424            3,956,087               696,845
                                               ==================    =================    =================    ==================
Unit value                                     $         3.029899    $        2.645362    $        2.836126    $         3.013375
                                               ==================    =================    =================    ==================

                                                                          PHOENIX-
                                                                          NORTHERN         PHOENIX-SANFORD       PHOENIX-SANFORD
                                                    PHOENIX-             NASDAQ-100         BERNSTEIN MID-      BERNSTEIN SMALL-
                                                 NORTHERN DOW 30          INDEX(R)            CAP VALUE            CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,146,644    $         970,862    $       2,154,153    $        1,906,247
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,311,822    $       1,146,586    $       2,656,234    $        2,409,380
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,311,822            1,146,586            2,656,234             2,409,380
LIABILITIES
   Accrued expenses                                         1,203                1,054                2,399                 2,210
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,310,619    $       1,145,532    $       2,653,835    $        2,407,170
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            586,041              575,554              830,323               723,725
                                               ==================    =================    =================    ==================
Unit value                                     $         2.236392    $        1.990311    $        3.196147    $         3.326082
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                 PHOENIX-SENECA        PHOENIX-SENECA      AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                 MID-CAP GROWTH       STRATEGIC THEME        APPRECIATION         CORE EQUITY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,109,138    $         431,925    $       4,364,844    $        1,350,508
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,313,170    $         530,172    $       4,976,158    $        1,315,847
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,313,170              530,172            4,976,158             1,315,847
LIABILITIES
   Accrued expenses                                         1,155                  484                4,521                 1,109
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,312,015    $         529,688    $       4,971,637    $        1,314,738
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            714,926              282,890            2,394,225             1,293,266
                                               ==================    =================    =================    ==================
Unit value                                     $         1.835177    $        1.872414    $        2.076512    $         1.016603
                                               ==================    =================    =================    ==================

                                                                                            FEDERATED FUND       FEDERATED HIGH
                                                                       ALGER AMERICAN           FOR U.S.           INCOME BOND
                                                AIM V.I. PREMIER          LEVERAGED           GOVERNMENT            FUND II--
                                                     EQUITY                ALLCAP            SECURITIES II       PRIMARY SHARES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,314,305    $       1,132,839    $      19,084,275    $        3,117,965
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,431,591    $       1,338,986    $      19,068,163    $        3,331,212
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,431,591            1,338,986           19,068,163             3,331,212
LIABILITIES
   Accrued expenses                                         1,246                1,223               17,352                 3,087
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,430,345    $       1,337,763    $      19,050,811    $        3,328,125
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            786,864              699,503            8,588,058             1,262,722
                                               ==================    =================    =================    ==================
Unit value                                     $         1.817780    $        1.912447    $        2.218291    $         2.635676
                                               ==================    =================    =================    ==================

                                                                        VIP GROWTH                               MUTUAL SHARES
                                                VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH           SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        3,483,723    $         553,140    $       5,462,570    $        1,457,616
                                               ==================    =================    =================    ==================
   Investment at market                        $        4,239,310    $         632,772    $       6,094,283    $        1,762,191
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      4,239,310              632,772            6,094,283             1,762,191
LIABILITIES
   Accrued expenses                                         3,817                  571                5,617                 1,606
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        4,235,493    $         632,201    $       6,088,666    $        1,760,585
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,590,856              296,534            3,246,752               710,738
                                               ==================    =================    =================    ==================
Unit value                                     $         2.662399    $        2.131969    $        1.875310    $         2.477123
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                   TEMPLETON             TEMPLETON
                                                    FOREIGN                GROWTH           RYDEX VARIABLE       RYDEX VARIABLE
                                                   SECURITIES            SECURITIES           TRUST JUNO            TRUST NOVA
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        2,478,314    $       1,888,887    $         966,208    $          334,125
                                               ==================    =================    =================    ==================
   Investment at market                        $        3,141,722    $       2,334,894    $         864,539    $          387,279
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      3,141,722            2,334,894              864,539               387,279
LIABILITIES
   Accrued expenses                                         2,816                2,132                  805                   346
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        3,138,906    $       2,332,762    $         863,734    $          386,933
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,246,338              947,244              928,803               280,628
                                               ==================    =================    =================    ==================
Unit value                                     $         2.518503    $        2.462682    $        0.929943    $         1.378814
                                               ==================    =================    =================    ==================

                                                 RYDEX VARIABLE         SCUDDER VIT
                                                   TRUST SECTOR        EAFE(R) EQUITY        SCUDDER VIT
                                                    ROTATION               INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          152,758    $         735,473    $       4,214,715    $          122,041
                                               ==================    =================    =================    ==================
   Investment at market                        $          167,750    $         945,165    $       4,987,818    $          132,941
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        167,750              945,165            4,987,818               132,941
LIABILITIES
   Accrued expenses                                           149                  868                4,564                   121
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          167,601    $         944,297    $       4,983,254    $          132,820
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            132,655              386,789            2,302,531                92,061
                                               ==================    =================    =================    ==================
Unit value                                     $         1.263440    $        2.441376    $        2.164250    $         1.442735
                                               ==================    =================    =================    ==================

                                                      WANGER              WANGER                                   WANGER U.S.
                                                  INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                      SELECT             SMALL CAP          WANGER SELECT          COMPANIES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          498,631    $       3,704,592    $       1,213,051    $        3,437,562
                                               ==================    =================    =================    ==================
   Investment at market                        $          680,051    $       5,253,138    $       1,488,655    $        4,660,800
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        680,051            5,253,138            1,488,655             4,660,800
LIABILITIES
   Accrued expenses                                           608                4,735                1,341                 4,284
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          679,443    $       5,248,403    $       1,487,314    $        4,656,516
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            227,959            1,594,135              506,877             1,604,092
                                               ==================    =================    =================    ==================
Unit value                                     $         2.980555    $        3.292321    $        2.934268    $         2.902899
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                              PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                        ABERDEEN           PHOENIX-AIM          SMALL-CAP            BERNSTEIN
                                                      INTERNATIONAL          GROWTH               GROWTH           ENHANCED INDEX
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           44,514   $           3,511   $             -     $            7,870
Expenses
   Mortality and expense fees                                  14,705              34,163              17,231                5,587
   Indexing (gain) loss                                           385                 447                 254                   89
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   29,424             (31,099)            (17,485)               2,194
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (1,282)                273                (913)                 173
Net realized gain distribution from Fund                          -                   -                26,105                  -
Net change in unrealized appreciation
   (depreciation) on investment                               275,120             153,319              22,014               41,566
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 273,838             153,592              47,206               41,739
Net increase (decrease) in net assets resulting
   from operations                                 $          303,262   $         122,493   $          29,721   $           43,933
                                                   ==================   =================   =================   ==================

                                                                                                PHOENIX-             PHOENIX-
                                                      PHOENIX-DUFF &         PHOENIX-           ENGEMANN             ENGEMANN
                                                       PHELPS REAL           ENGEMANN          GROWTH AND            SMALL-CAP
                                                    ESTATE SECURITIES     CAPITAL GROWTH         INCOME               GROWTH
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           89,975   $          17,039   $          81,380   $              -
Expenses
   Mortality and expense fees                                  38,183              17,837              60,297                5,093
   Indexing (gain) loss                                         1,278                 236                 962                  131
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   50,514              (1,034)             20,121               (5,224)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (9,750)            (13,834)                577                 (672)
Net realized gain distribution from Fund                      410,917                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               673,053              86,217             612,288               56,464
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                               1,074,220              72,383             612,865               55,792
Net increase (decrease) in net assets resulting
   from operations                                 $        1,124,734   $          71,349   $         632,986   $           50,568
                                                   ==================   =================   =================   ==================

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN             PHOENIX-           PHOENIX-          GOODWIN MULTI-
                                                       STRATEGIC          ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                       ALLOCATION             EQUITY             MARKET               INCOME
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           57,327   $          32,011   $          30,528   $          383,018
Expenses
   Mortality and expense fees                                  23,794              29,337              41,307               64,816
   Indexing (gain) loss                                           253                 530                 248                  652
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   33,280               2,144             (11,027)             317,550
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (3,654)              3,884                 -                    611
Net realized gain distribution from Fund                       55,487                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                36,957             500,807                 -                 82,052
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  88,790             504,691                 -                 82,663
Net increase (decrease) in net assets resulting
   from operations                                 $          122,070   $         506,835   $         (11,027)  $          400,213
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                        PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP          INTERNATIONAL
                                                       TERM BOND         RISING DIVIDENDS     QUALITY VALUE        EQUITY SELECT
                                                      SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           96,093   $          18,776   $           4,408   $          119,858
Expenses
   Mortality and expense fees                                  23,130              11,799               4,606               94,110
   Indexing (gain) loss                                           192                 151                 116                1,845
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   72,771               6,826                (314)              23,903
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                1,040                (411)               (132)                 780
Net realized gain distribution from Fund                          -                   -                 5,735               67,503
Net change in unrealized appreciation
   (depreciation) on investment                                33,170              38,338              94,468            1,349,516
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  34,210              37,927             100,071            1,417,799
Net increase (decrease) in net assets resulting
   from operations                                 $          106,981   $          44,753   $          99,757   $        1,441,702
                                                   ==================   =================   =================   ==================

                                                                           PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                      PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                     SMALL-CAP VALUE        DEBENTURE             VALUE                VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $          59,528   $          80,735   $            8,614
Expenses
   Mortality and expense fees                                   4,957              11,785              86,200               16,342
   Indexing (gain) loss                                           117                 120               1,486                  383
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (5,074)             47,623              (6,951)              (8,111)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  279                 618               1,001                   24
Net realized gain distribution from Fund                       50,446              18,334              42,355               12,265
Net change in unrealized appreciation
   (depreciation) on investment                                18,582              16,280           1,007,198              333,261
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  69,307              35,232           1,050,554              345,550
Net increase (decrease) in net assets resulting
   from operations                                 $           64,233   $          82,855   $       1,043,603   $          337,439
                                                   ==================   =================   =================   ==================

                                                                             PHOENIX-
                                                                             NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        PHOENIX-            NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                     NORTHERN DOW 30         INDEX(R)           CAP VALUE            CAP VALUE
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           19,856   $           6,339   $           3,872   $              -
Expenses
   Mortality and expense fees                                  12,231               9,351              22,707               19,826
   Indexing (gain) loss                                           145                 191                 482                  461
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    7,480              (3,203)            (19,317)             (20,287)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  187               4,014                   4                1,897
Net realized gain distribution from Fund                          -                   -               179,195              192,256
Net change in unrealized appreciation
   (depreciation) on investment                                42,891             108,757             224,355              223,025
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  43,078             112,771             403,554              417,178
Net increase (decrease) in net assets resulting
   from operations                                 $           50,558   $         109,568   $         384,237   $          396,891
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                     PHOENIX-SENECA       PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                     MID-CAP GROWTH      STRATEGIC THEME       APPRECIATION         CORE EQUITY
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                    $             -     $             -     $             -     $            1,987
Expenses
   Mortality and expense fees                                  11,954               4,867              40,623                1,110
   Indexing (gain) loss                                           203                  80                 609                   21
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (12,157)             (4,947)            (41,232)                 856
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (1,409)             (3,056)              1,455                  (66)
Net realized gain distribution from Fund                          -                   -                   -                 58,644
Net change in unrealized appreciation
   (depreciation) on investment                                84,114              32,260             309,096              (34,661)
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  82,705              29,204             310,551               23,917
Net increase (decrease) in net assets resulting
   from operations                                 $           70,548   $          24,257   $         269,319   $           24,773
                                                   ==================   =================   =================   ==================

                                                                                             FEDERATED FUND       FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.            INCOME BOND
                                                    AIM V.I. PREMIER       LEVERAGED           GOVERNMENT            FUND II --
                                                         EQUITY              ALLCAP           SECURITIES II       PRIMARY SHARES
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            6,124   $             -    $          570,924   $          146,047
Expenses
   Mortality and expense fees                                   7,012              12,983             165,668               23,707
   Indexing (gain) loss                                           114                 247               1,235                  225
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (1,002)            (13,230)            404,021              122,115
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  109               2,125                 215              (28,321)
Net realized gain distribution from Fund                          -                   -                66,669                  -
Net change in unrealized appreciation
   (depreciation) on investment                                75,338              96,115             (87,982)              81,339
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  75,447              98,240             (21,098)              53,018
Net increase (decrease) in net assets resulting
   from operations                                 $           74,445   $          85,010   $         382,923   $          175,133
                                                   ==================   =================   =================   ==================

                                                                           VIP GROWTH                              MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH            SECURITIES
                                                      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            5,584   $           1,804   $           6,195   $           10,927
Expenses
   Mortality and expense fees                                  33,410               5,262              53,475               15,076
   Indexing (gain) loss                                           668                  87                 743                  252
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (28,494)             (3,545)            (48,023)              (4,401)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  (64)                (68)              1,388                  334
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               490,127              38,051             190,145              170,941
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 490,063              37,983             191,533              171,275
Net increase (decrease) in net assets resulting
   from operations                                 $          461,569   $          34,438   $         143,510   $          166,874
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                        TEMPLETON           TEMPLETON
                                                         FOREIGN              GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                       SECURITIES           SECURITIES          TRUST JUNO          TRUST NOVA
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           22,579   $          20,850   $             -     $              155
Expenses
   Mortality and expense fees                                  23,485              19,499               9,825                3,149
   Indexing (gain) loss                                           499                 388                  19                   66
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (1,405)                963              (9,844)              (3,060)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (251)              2,275             (15,894)                 294
Net realized gain distribution from Fund                          -                   -                10,828                  -
Net change in unrealized appreciation
   (depreciation) on investment                               407,825             275,333             (95,581)              41,417
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 407,574             277,608            (100,647)              41,711
Net increase (decrease) in net assets resulting
   from operations                                 $          406,169   $         278,571   $        (110,491)  $           38,651
                                                   ==================   =================   =================   ==================

                                                     RYDEX VARIABLE        SCUDDER VIT
                                                      TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                        ROTATION              INDEX          EQUITY 500 INDEX       TECHNOLOGY
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $          15,520   $          36,582   $              -
Expenses
   Mortality and expense fees                                     966               7,718              40,637                1,073
   Indexing (gain) loss                                            14                 183                 650                   21
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (980)              7,619              (4,705)              (1,094)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   48               2,067                (947)               1,227
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                14,135             128,327             398,249                  905
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  14,183             130,394             397,302                2,132
Net increase (decrease) in net assets resulting
   from operations                                 $           13,203   $         138,013   $         392,597   $            1,038
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                         WANGER               WANGER                                WANGER U.S.
                                                      INTERNATIONAL       INTERNATIONAL                               SMALLER
                                                         SELECT             SMALL CAP         WANGER SELECT          COMPANIES
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,242   $          22,919   $             -     $              -
Expenses
   Mortality and expense fees                                   5,109              42,430              12,326               41,788
   Indexing (gain) loss                                           136               1,069                 257                  889
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (4,003)            (20,580)            (12,583)             (42,677)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   (4)              1,825                 278                7,068
Net realized gain distribution from Fund                          -                   -                   903                  -
Net change in unrealized appreciation
   (depreciation) on investment                               113,316           1,060,600             212,087              684,982
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 113,312           1,062,425             213,268              692,050
Net increase (decrease) in net assets resulting
   from operations                                 $          109,309   $       1,041,845   $         200,685   $          649,373
                                                   ==================   =================   =================   ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                               PHOENIX-                                   PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                               ABERDEEN             PHOENIX-AIM              SMALL-CAP             BERNSTEIN
                                            INTERNATIONAL             GROWTH                  GROWTH             ENHANCED INDEX
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           29,424      $         (31,099)     $         (17,485)     $           2,194
      Net realized gain (loss)                       (1,282)                   273                 25,192                    173
      Net change in unrealized
         appreciation (depreciation)
         on investment                              275,120                153,319                 22,014                 41,566
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 303,262                122,493                 29,721                 43,933
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          149,571              1,034,848                834,353                 57,850
      Participant transfers                         723,154 (e)            548,244                377,338                 93,437
      Participant withdrawals                       (77,393)               (74,433)               (39,998)               (14,266)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   795,332              1,508,659              1,171,693                137,021
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,098,594              1,631,152              1,201,414                180,954
NET ASSETS
   Beginning of period                              979,344              2,125,453                971,952                409,383
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,077,938      $       3,756,605      $       2,173,366      $         590,337
                                         ==================      =================      =================      =================

                                                                                             PHOENIX-              PHOENIX-
                                            PHOENIX-DUFF &            PHOENIX-               ENGEMANN              ENGEMANN
                                             PHELPS REAL              ENGEMANN              GROWTH AND             SMALL-CAP
                                          ESTATE SECURITIES        CAPITAL GROWTH             INCOME                GROWTH
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           50,514      $          (1,034)     $          20,121      $          (5,224)
      Net realized gain (loss)                      401,167                (13,834)                   577                   (672)
      Net change in unrealized
         appreciation (depreciation)
         on investment                              673,053                 86,217                612,288                 56,464
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                               1,124,734                 71,349                632,986                 50,568
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,480,455                421,627              2,320,091                271,328
      Participant transfers                         616,534                341,875 (c)          2,169,772 (b)             81,901
      Participant withdrawals                      (104,207)               (24,990)              (162,761)                (5,126)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,992,782                738,512              4,327,102                348,103
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           3,117,516                809,861              4,960,088                398,671
NET ASSETS
   Beginning of period                            2,089,202              1,247,247              3,377,143                232,582
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        5,206,718      $       2,057,108      $       8,337,231      $         631,253
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-                                                              PHOENIX-
                                              ENGEMANN                PHOENIX-               PHOENIX-            GOODWIN MULTI-
                                             STRATEGIC             ENGEMANN VALUE         GOODWIN MONEY           SECTOR FIXED
                                             ALLOCATION                EQUITY                 MARKET                 INCOME
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           33,280      $           2,144      $         (11,027)     $         317,550
      Net realized gain (loss)                       51,833                  3,884                    -                      611
      Net change in unrealized
         appreciation (depreciation)
         on investment                               36,957                500,807                    -                   82,052
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 122,070                506,835                (11,027)               400,213
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          515,488                461,141              2,188,214              1,477,274
      Participant transfers                         129,091              2,714,210 (d)           (808,759)             3,751,707 (a)
      Participant withdrawals                      (375,983)              (104,652)              (668,406)              (312,409)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   268,596              3,070,699                711,049              4,916,572
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             390,666              3,577,534                700,022              5,316,785
NET ASSETS
   Beginning of period                            1,817,292              1,575,179              2,959,782              2,483,656
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,207,958      $       5,152,713      $       3,659,804      $       7,800,441
                                         ==================      =================      =================      =================

                                              PHOENIX-
                                           GOODWIN MULTI-                                 PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SECTOR SHORT            PHOENIX-KAYNE           SMALL-CAP            INTERNATIONAL
                                             TERM BOND            RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           72,771      $           6,826      $            (314)     $          23,903
      Net realized gain (loss)                        1,040                   (411)                 5,603                 68,283
      Net change in unrealized
         appreciation (depreciation) on
         investment                                  33,170                 38,338                 94,468              1,349,516
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 106,981                 44,753                 99,757              1,441,702
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,307,408                307,206                 73,914              3,861,982
      Participant transfers                         633,850                350,678                244,587              1,636,742
      Participant withdrawals                       (95,167)               (33,346)               (18,948)              (210,870)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,846,091                624,538                299,553              5,287,854
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,953,072                669,291                399,310              6,729,556
NET ASSETS
   Beginning of period                              902,356                740,604                264,855              5,554,251
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,855,428      $       1,409,895      $         664,165      $      12,283,807
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                    PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                           SMALL-CAP VALUE            DEBENTURE                VALUE                 VALUE
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (5,074)     $          47,623      $          (6,951)     $          (8,111)
      Net realized gain (loss)                       50,725                 18,952                 43,356                 12,289
      Net change in unrealized
         appreciation (depreciation)
         on investment                               18,582                 16,280              1,007,198                333,261
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  64,233                 82,855              1,043,603                337,439
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          188,854                519,886              3,831,631                548,647
      Participant transfers                         128,703                292,198              2,042,393                501,460
      Participant withdrawals                        (3,002)               (83,212)              (366,241)               (67,204)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   314,555                728,872              5,507,783                982,903
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             378,788                811,727              6,551,386              1,320,342
NET ASSETS
   Beginning of period                              252,899                596,726              4,668,576                779,513
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          631,687      $       1,408,453      $      11,219,962      $       2,099,855
                                         ==================      =================      =================      =================

                                                                      PHOENIX-
                                                                      NORTHERN           PHOENIX-SANFORD        PHOENIX-SANFORD
                                               PHOENIX-              NASDAQ-100           BERNSTEIN MID-        BERNSTEIN SMALL-
                                           NORTHERN DOW 30            INDEX(R)              CAP VALUE               CAP VALUE
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $            7,480      $          (3,203)     $         (19,317)     $         (20,287)
      Net realized gain (loss)                          187                  4,014                179,199                194,153
      Net change in unrealized
         appreciation (depreciation)
         on investment                               42,891                108,757                224,355                223,025
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  50,558                109,568                384,237                396,891
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          249,061                305,506                633,386                500,323
      Participant transfers                         150,587                178,759                312,457                352,826
      Participant withdrawals                       (30,850)               (23,801)              (165,016)               (79,124)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   368,798                460,464                780,827                774,025
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             419,356                570,032              1,165,064              1,170,916
NET ASSETS
   Beginning of period                              891,263                575,500              1,488,771              1,236,254
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,310,619      $       1,145,532      $       2,653,835      $       2,407,170
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA         PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                           MID-CAP GROWTH         STRATEGIC THEME          APPRECIATION           CORE EQUITY
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT           SUBACCOUNT(1)
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $          (12,157)     $          (4,947)     $         (41,232)     $             856
      Net realized gain (loss)                       (1,409)                (3,056)                 1,455                 58,578
      Net change in unrealized
         appreciation (depreciation)
         on investment                               84,114                 32,260                309,096                (34,661)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  70,548                 24,257                269,319                 24,773
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          227,806                155,523              1,644,194                  4,857
      Participant transfers                         151,960                (54,860)               839,084              1,292,038 (f)
      Participant withdrawals                       (72,774)               (14,840)              (321,308)                (6,930)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   306,992                 85,823              2,161,970              1,289,965
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             377,540                110,080              2,431,289              1,314,738
NET ASSETS
   Beginning of period                              934,475                419,608              2,540,348                    -
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,312,015      $         529,688      $       4,971,637      $       1,314,738
                                         ==================      =================      =================      =================

                                                                                          FEDERATED FUND         FEDERATED HIGH
                                                                   ALGER AMERICAN            FOR U.S.             INCOME BOND
                                           AIM V.I. PREMIER           LEVERAGED             GOVERNMENT             FUND II--
                                                EQUITY                 ALLCAP              SECURITIES II         PRIMARY SHARES
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (1,002)     $         (13,230)     $         404,021      $         122,115
      Net realized gain (loss)                          109                  2,125                 66,884                (28,321)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               75,338                 96,115                (87,982)                81,339
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  74,445                 85,010                382,923                175,133
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          656,077                295,177              6,141,091                547,831
      Participant transfers                         369,433                 74,404              3,233,202                922,740
      Participant withdrawals                        (5,206)               (49,284)              (973,711)               (99,038)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,020,304                320,297              8,400,582              1,371,533
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,094,749                405,307              8,783,505              1,546,666
NET ASSETS
   Beginning of period                              335,596                932,456             10,267,306              1,781,459
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,430,345      $       1,337,763      $      19,050,811      $       3,328,125
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                    VIP GROWTH                                   MUTUAL SHARES
                                          VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH              SECURITIES
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $          (28,494)     $          (3,545)     $         (48,023)     $          (4,401)
      Net realized gain (loss)                          (64)                   (68)                 1,388                    334
      Net change in unrealized
         appreciation (depreciation)
         on investment                              490,127                 38,051                190,145                170,941
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 461,569                 34,438                143,510                166,874
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,063,615                155,688              1,847,465                447,358
      Participant transfers                         958,168                133,303                886,112                295,067
      Participant withdrawals                      (108,892)               (18,328)              (188,173)               (85,058)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,912,891                270,663              2,545,404                657,367
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,374,460                305,101              2,688,914                824,241
NET ASSETS
   Beginning of period                            1,861,033                327,100              3,399,752                936,344
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        4,235,493      $         632,201      $       6,088,666      $       1,760,585
                                         ==================      =================      =================      =================

                                              TEMPLETON               TEMPLETON
                                               FOREIGN                 GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                              SECURITIES             SECURITIES             TRUST JUNO             TRUST NOVA
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (1,405)     $             963      $          (9,844)     $          (3,060)
      Net realized gain (loss)                         (251)                 2,275                 (5,066)                   294
      Net change in unrealized
         appreciation (depreciation)
         on investment                              407,825                275,333                (95,581)                41,417
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 406,169                278,571               (110,491)                38,651
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,051,810                474,539                100,374                160,585
      Participant transfers                         403,685                378,388                370,349                 67,309
      Participant withdrawals                      (130,331)               (52,163)               (19,310)                  (591)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,325,164                800,764                451,413                227,303
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,731,333              1,079,335                340,922                265,954
NET ASSETS
   Beginning of period                            1,407,573              1,253,427                522,812                120,979
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        3,138,906      $       2,332,762      $         863,734      $         386,933
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                           RYDEX VARIABLE           SCUDDER VIT
                                            TRUST SECTOR           EAFE(R) EQUITY           SCUDDER VIT
                                              ROTATION                 INDEX             EQUITY 500 INDEX          TECHNOLOGY
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $             (980)     $           7,619      $          (4,705)     $          (1,094)
      Net realized gain (loss)                           48                  2,067                   (947)                 1,227
      Net change in unrealized
         appreciation (depreciation)
         on investment                               14,135                128,327                398,249                    905
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  13,203                138,013                392,597                  1,038
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           83,138                279,499              1,605,320                 42,305
      Participant transfers                          41,763                101,715                729,806                 37,894
      Participant withdrawals                        (1,101)               (30,841)              (173,828)                (1,956)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   123,800                350,373              2,161,298                 78,243
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             137,003                488,386              2,553,895                 79,281
NET ASSETS
   Beginning of period                               30,598                455,911              2,429,359                 53,539
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          167,601      $         944,297      $       4,983,254      $         132,820
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                WANGER                WANGER                                      WANGER U.S.
                                            INTERNATIONAL          INTERNATIONAL                                   SMALLER
                                                SELECT               SMALL CAP            WANGER SELECT           COMPANIES
                                              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (4,003)     $         (20,580)     $         (12,583)     $         (42,677)
      Net realized gain (loss)                           (4)                 1,825                  1,181                  7,068
      Net change in unrealized
         appreciation (depreciation)
         on investment                              113,316              1,060,600                212,087                684,982
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 109,309              1,041,845                200,685                649,373
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          224,872              1,419,489                448,152                960,918
      Participant transfers                          78,034                516,326                242,224                455,236
      Participant withdrawals                       (22,784)              (143,680)               (55,365)              (127,864)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   280,122              1,792,135                635,011              1,288,290
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             389,431              2,833,980                835,696              1,937,663
NET ASSETS
   Beginning of period                              290,012              2,414,423                651,618              2,718,853
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          679,443      $       5,248,403      $       1,487,314      $       4,656,516
                                         ==================      =================      =================      =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September
    17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                ABERDEEN             PHOENIX-AIM          BERNSTEIN        BERNSTEIN GROWTH
                                             INTERNATIONAL         MID-CAP EQUITY       ENHANCED INDEX         + VALUE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            6,120     $          (4,809)  $              438   $           (1,830)
   Net realized gain (loss)                            7,848                    14                2,084                   22
   Net change in unrealized appreciation
      (depreciation) on investments                  214,036               114,193               52,806               76,618
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                228,004               109,398               55,328               74,810
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              249,460               117,052              203,327               48,933
   Participant transfers                             275,777               205,689               99,435              172,688
   Participant withdrawals                           (42,604)+              (6,891)              (6,775)              (2,487)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   482,633               315,850              295,987              219,134
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             710,637               425,248              351,315              293,944
NET ASSETS
   Beginning of period                               268,707               269,214               58,068              204,242
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          979,344     $         694,462   $          409,383   $          498,186
                                          ==================     =================   ==================   ==================

                                                                                          PHOENIX-
                                             PHOENIX-DUFF &           PHOENIX-         ENGEMANN SMALL
                                              PHELPS REAL             ENGEMANN           & MID-CAP         PHOENIX-GOODWIN
                                           ESTATE SECURITIES       CAPITAL GROWTH          GROWTH            MONEY MARKET
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           30,034     $          (5,259)  $           (1,047)  $           (8,050)
   Net realized gain (loss)                           57,343                    96               (2,665)                  (2)
   Net change in unrealized appreciation
      (depreciation) on investments                  297,377               116,863               32,340                    1
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                384,754               111,700               28,628               (8,051)
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              727,797               777,253              121,531            5,732,606
   Participant transfers                             627,507               256,632               66,691           (2,186,470)
   Participant withdrawals                           (20,516)              (10,706)              (4,943)          (1,070,292)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 1,334,788             1,023,179              183,279            2,475,844
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           1,719,542             1,134,879              211,907            2,467,793
NET ASSETS
   Beginning of period                               369,660               112,368               20,675              491,989
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        2,089,202     $       1,247,247   $          232,582   $        2,959,782
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                            PHOENIX-GOODWIN       PHOENIX-GOODWIN
                                              MULTI-SECTOR         MULTI-SECTOR         PHOENIX-JANUS       PHOENIX-KAYNE
                                              FIXED INCOME        SHORT TERM BOND      FLEXIBLE INCOME     RISING DIVIDENDS
                                               SUBACCOUNT          SUBACCOUNT(2)          SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           77,941     $          11,642   $           34,228   $             (543)
   Net realized gain (loss)                            2,284                 1,073               45,987                3,744
   Net change in unrealized appreciation
      (depreciation) on investments                   82,000                 6,505              (29,012)              67,297
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                162,225                19,220               51,203               70,498
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            1,261,484               917,662              772,954               90,418
   Participant transfers                             956,899               (31,698)           1,194,531              380,455
   Participant withdrawals                           (83,460)               (2,828)             (63,079)             (21,417)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 2,134,923               883,136            1,904,406              449,456
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           2,297,148               902,356            1,955,609              519,954
NET ASSETS
   Beginning of period                               186,508                   -                330,518              220,650
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        2,483,656     $         902,356   $        2,286,127   $          740,604
                                          ==================     =================   ==================   ==================

                                             PHOENIX-KAYNE         PHOENIX-LAZARD
                                               SMALL-CAP            INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                             QUALITY VALUE          EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT        SUBACCOUNT(1)
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              743     $           5,141   $             (810)  $                6
   Net realized gain (loss)                              151                 5,591                2,229                  838
   Net change in unrealized appreciation
      (depreciation) on investments                   31,057               781,684               31,947                3,328
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 31,951               792,416               33,366                4,172
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              101,028             3,177,278               60,041               19,413
   Participant transfers                             129,612             1,434,783              151,359               20,267
   Participant withdrawals                              (949)              (38,110)                (504)                 (45)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   229,691             4,573,951              210,896               39,635
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             261,642             5,366,367              244,262               43,807
NET ASSETS
   Beginning of period                                 3,213               187,884                8,637                  -
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          264,855     $       5,554,251   $          252,899   $           43,807
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                              PHOENIX-LORD          PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                              ABBETT BOND-        ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                               DEBENTURE                VALUE              VALUE                STOCK
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           11,944     $          (1,294)  $              (51)  $          (10,687)
   Net realized gain (loss)                            5,628                 9,045                3,812                 (198)
   Net change in unrealized appreciation
      (depreciation) on investments                   16,587               556,402               96,522              203,218
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 34,159               564,153              100,283              192,333
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              275,291             2,783,627              325,062            1,144,995
   Participant transfers                             284,509             1,215,251              346,010              710,946
   Participant withdrawals                            (4,414)              (28,517)              (4,592)             (50,197)++
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   555,386             3,970,361              666,480            1,805,744
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             589,545             4,534,514              766,763            1,998,077
NET ASSETS
   Beginning of period                                 7,181               134,062               12,750              127,376
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          596,726     $       4,668,576   $          779,513   $        2,125,453
                                          ==================     =================   ==================   ==================

                                                                                                           PHOENIX-NORTHERN
                                              PHOENIX-MFS           PHOENIX-MFS       PHOENIX-NORTHERN        NASDAQ-100
                                            INVESTORS TRUST            VALUE               DOW 30              INDEX(R)
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (551)    $          12,235   $            3,701   $           (2,293)
   Net realized gain (loss)                               68                   505                3,156                8,332
   Net change in unrealized appreciation
      (depreciation) on investments                   40,172               274,375              123,357               67,207
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 39,689               287,115              130,214               73,246
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              114,450               591,640              382,413              257,100
   Participant transfers                              90,192               676,920              320,108              229,542
   Participant withdrawals                            (1,481)              (24,178)              (6,682)              (5,811)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   203,161             1,244,382              695,839              480,831
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             242,850             1,531,497              826,053              554,077
NET ASSETS
   Beginning of period                                35,036               517,632               65,210               21,423
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          277,886     $       2,049,129   $          891,263   $          575,500
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      PHOENIX-
                                                PHOENIX-              OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                            OAKHURST GROWTH           STRATEGIC        OAKHURST VALUE      BERNSTEIN GLOBAL
                                               AND INCOME            ALLOCATION            EQUITY               VALUE
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            4,412     $          14,599   $           (1,633)  $            1,238
   Net realized gain (loss)                               48                 3,160                 (337)                 (16)
   Net change in unrealized appreciation
      (depreciation) on investments                  408,295               150,619              203,925               46,463
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                412,755               168,378              201,955               47,685
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            1,853,344               928,109              542,568               37,670
   Participant transfers                             903,115               561,535              535,065               90,243
   Participant withdrawals                           (40,700)              (16,773)             (55,727)             (23,728)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 2,715,759             1,472,871            1,021,906              104,185
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           3,128,514             1,641,249            1,223,861              151,870
NET ASSETS
   Beginning of period                               248,629               176,043              351,318              105,136
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        3,377,143     $       1,817,292   $        1,575,179   $          257,006
                                          ==================     =================   ==================   ==================

                                            PHOENIX-SANFORD        PHOENIX-SANFORD
                                             BERNSTEIN MID-       BERNSTEIN SMALL-     PHOENIX-SENECA        PHOENIX-SENECA
                                               CAP VALUE              CAP VALUE        MID-CAP GROWTH       STRATEGIC THEME
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           (7,344)    $          (8,052)  $           (6,339)  $           (2,562)
   Net realized gain (loss)                           43,073                18,392                 (657)                  22
   Net change in unrealized appreciation
      (depreciation) on investments                  291,494               290,008              134,582               67,449
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                327,223               300,348              127,586               64,909
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              366,358               269,454              290,013              229,098
   Participant transfers                             379,872               332,092              264,273               91,232
   Participant withdrawals                           (26,075)              (38,096)             (24,256)              (1,949)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   720,155               563,450              530,030              318,381
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           1,047,378               863,798              657,616              383,290
NET ASSETS
   Beginning of period                               441,393               372,456              276,859               36,318
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        1,488,771     $       1,236,254   $          934,475   $          419,608
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-STATE
                                            STREET RESEARCH
                                               SMALL-CAP          AIM V.I. CAPITAL    AIM V.I. PREMIER      ALGER AMERICAN
                                                 GROWTH             APPRECIATION           EQUITY          LEVERAGED ALLCAP
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           (4,541)    $         (11,935)  $           (1,132)  $           (5,197)
   Net realized gain (loss)                           48,503                    63                  (27)                (398)
   Net change in unrealized appreciation
      (depreciation) on investments                  108,764               306,987               42,564              123,042
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                152,726               295,115               41,405              117,447
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              563,751             1,364,844              165,456              365,706
   Participant transfers                             230,287               754,780              111,484              276,969
   Participant withdrawals                            (5,990)              (24,297)             (15,567)             (18,898)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   788,048             2,095,327              261,373              623,777
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             940,774             2,390,442              302,778              741,224
NET ASSETS
   Beginning of period                                31,178               149,906               32,818              191,232
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          971,952     $       2,540,348   $          335,596   $          932,456
                                          ==================     =================   ==================   ==================

                                            FEDERATED FUND         FEDERATED HIGH
                                               FOR U.S.              INCOME BOND
                                              GOVERNMENT               FUND II--                              VIP GROWTH
                                            SECURITIES II          PRIMARY SHARES     VIP CONTRAFUND(R)      OPPORTUNITIES
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           18,808     $          21,512   $           (8,850)  $           (1,102)
   Net realized gain (loss)                           10,596                  (147)                 426                 (784)
   Net change in unrealized appreciation
      (depreciation) on investments                   54,274               120,415              266,831               43,367
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 83,678               141,780              258,407               41,481
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            5,415,078               799,571              621,342              146,216
   Participant transfers                           3,801,943               505,219              787,623              102,047
   Participant withdrawals                          (198,469)              (31,560)             (17,657)             (17,526)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 9,018,552             1,273,230            1,391,308              230,737
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           9,102,230             1,415,010            1,649,715              272,218
NET ASSETS
   Beginning of period                             1,165,076               366,449              211,318               54,882
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $       10,267,306     $       1,781,459   $        1,861,033   $          327,100
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                         TEMPLETON            TEMPLETON
                                                                   MUTUAL SHARES         FOREIGN               GROWTH
                                              VIP GROWTH             SECURITIES          SECURITIES           SECURITIES
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $          (15,493)    $            (832)  $            3,377   $              399
   Net realized gain (loss)                              665                     5                6,942                4,076
   Net change in unrealized appreciation
      (depreciation) on investments                  440,536               133,970              251,204              175,287
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                425,708               133,143              261,523              179,762
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            1,781,025               290,078              431,477                  -
   Participant transfers                             878,624               308,419              415,661              901,707
   Participant withdrawals                           (18,725)              (22,601)             (19,758)                 -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 2,640,924               575,896              827,380              901,707
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           3,066,632               709,039            1,088,903            1,081,469
NET ASSETS
   Beginning of period                               333,120               227,305              318,670              171,958
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        3,399,752     $         936,344   $        1,407,573   $        1,253,427
                                          ==================     =================   ==================   ==================

                                                                                       RYDEX VARIABLE        SCUDDER VIT
                                            RYDEX VARIABLE        RYDEX VARIABLE         TRUST SECTOR       EAFE(R) EQUITY
                                              TRUST JUNO            TRUST NOVA             ROTATION             INDEX
                                             SUBACCOUNT(3)         SUBACCOUNT(4)        SUBACCOUNT(4)         SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           (1,554)    $            (342)  $              (44)  $            2,336
   Net realized gain (loss)                              160                 1,290                    1                3,002
   Net change in unrealized appreciation
      (depreciation) on investments                   (6,088)               11,737                  857               82,612
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 (7,482)               12,685                  814               87,950
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              139,941                47,314               23,754              102,153
   Participant transfers                             391,722                60,980                6,050              230,225
   Participant withdrawals                            (1,369)                  -                    (20)              (6,518)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   530,294               108,294               29,784              325,860
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             522,812               120,979               30,598              413,810
NET ASSETS
   Beginning of period                                   -                     -                    -                 42,101
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          522,812     $         120,979   $           30,598   $          455,911
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                 WANGER
                                              SCUDDER VIT                              WANGER FOREIGN        INTERNATIONAL
                                            EQUITY 500 INDEX         TECHNOLOGY            FORTY               SMALL CAP
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           (2,141)    $            (307)  $           (1,511)  $          (10,011)
   Net realized gain (loss)                            2,879                  (146)               1,520                1,721
   Net change in unrealized appreciation
      (depreciation) on investments                  383,298                 9,387               69,077              485,770
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                384,036                 8,934               69,086              477,480
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                            1,097,558                23,851               51,726            1,253,948
   Participant transfers                             645,404                12,555               94,422              459,488
   Participant withdrawals                           (21,803)               (1,717)             (16,527)             (31,263)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 1,721,159                34,689              129,621            1,682,173
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           2,105,195                43,623              198,707            2,159,653
NET ASSETS
   Beginning of period                               324,164                 9,916               91,305              254,770
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        2,429,359     $          53,539   $          290,012   $        2,414,423
                                          ==================     =================   ==================   ==================

                                                                    WANGER U.S.
                                                                      SMALLER
                                             WANGER TWENTY           COMPANIES
                                               SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)           $           (3,030)    $         (15,936)
   Net realized gain (loss)                              247                (1,743)
   Net change in unrealized appreciation
      (depreciation) on investments                   63,037               519,966
                                          ------------------     -----------------
   Net increase (decrease) resulting
      from operations                                 60,254               502,287
                                          ------------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              232,466               946,826
   Participant transfers                             316,013               787,669
   Participant withdrawals                            (9,828)              (50,143)
                                          ------------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   538,651             1,684,352
                                          ------------------     -----------------
   Net increase (decrease) in net assets             598,905             2,186,639
NET ASSETS
   Beginning of period                                52,713               532,214
                                          ------------------     -----------------
   End of period                          $          651,618     $       2,718,853
                                          ==================     =================

 + Participant transfers include net assets transferred in from Aberdeen New
   Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 27, 2003 to December 31, 2003.
(2) From inception June 18, 2003 to December 31, 2003.
(3) From inception July 1, 2003 to December 31, 2003.
(4) From inception July 7, 2003 to December 31, 2003.

                        See Notes To Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 1) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)     income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R)Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.
   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.
   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                  $ 1,083,925                      $   258,261
    Phoenix-AIM Growth Series                                                1,641,253                          162,183
    Phoenix-Alger Small-Cap Growth Series                                    1,402,158                          220,786
    Phoenix-Alliance/Bernstein Enhanced Index Series                           162,784                           23,428
    Phoenix-Duff & Phelps Real Estate Securities Series                      2,977,106                          520,132
    Phoenix-Engemann Capital Growth Series                                   1,225,590                          487,389
    Phoenix-Engemann Growth and Income Series                                4,464,888                          113,198
    Phoenix-Engemann Small-Cap Growth Series                                   385,003                           41,769
    Phoenix-Engemann Strategic Allocation Series                               851,487                          493,850
    Phoenix-Engemann Value Equity Series                                     3,384,514                          308,445
    Phoenix-Goodwin Money Market Series                                      5,178,707                        4,478,383
    Phoenix-Goodwin Multi-Sector Fixed Income Series                         6,222,046                          983,172
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                      2,375,056                          454,405
    Phoenix-Kayne Rising Dividends Series                                      687,812                           55,884
    Phoenix-Kayne Small-Cap Quality Value Series                               373,222                           67,931
    Phoenix-Lazard International Equity Select Series                        5,712,714                          327,436
    Phoenix-Lazard Small-Cap Value Series                                      386,810                           26,551
    Phoenix-Lord Abbett Bond-Debenture Series                                1,054,634                          259,083
    Phoenix-Lord Abbett Large-Cap Value Series                               5,833,945                          284,896
    Phoenix-Lord Abbett Mid-Cap Value Series                                 1,082,769                           94,534
    Phoenix-Northern Dow 30 Series                                             424,668                           48,019
    Phoenix-Northern Nasdaq-100 Index(R) Series                                826,734                          368,899
    Phoenix-Sanford Bernstein Mid-Cap Value Series                           1,261,694                          319,976
    Phoenix-Sanford Bernstein Small-Cap Value Series                         1,095,700                          148,655
    Phoenix-Seneca Mid-Cap Growth Series                                       418,007                          122,911
    Phoenix-Seneca Strategic Theme Series                                      188,004                          107,050

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                     $ 2,407,507                      $   284,604
    AIM V.I. Mid-Cap Core Equity Fund                                        1,410,920                           60,346
    AIM V.I. Premier Equity Fund                                             1,073,419                           53,191

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                  417,214                          109,793

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                         9,664,043                          785,146
    Federated High Income Bond Fund II-- Primary Shares                      2,757,633                        1,262,535

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                              2,027,865                          141,397
    VIP Growth Opportunities Portfolio                                         282,783                           15,384
    VIP Growth Portfolio                                                     2,893,528                          393,677

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                              739,387                           85,715
    Templeton Foreign Securities Fund                                        1,589,626                          264,393
    Templeton Growth Securities Fund                                         1,001,182                          198,462

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                             819,472                          366,746
    Rydex Variable Trust Nova Fund                                             238,578                           14,096
    Rydex Variable Trust Sector Rotation Fund                                  177,549                           54,593

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                      495,731                          137,321
    Scudder VIT Equity 500 Index Fund                                        2,435,516                          276,682

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                       101,532                           24,311

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                                314,385                           37,927
    Wanger International Small Cap                                           2,020,807                          246,761
    Wanger Select                                                              688,402                           64,339
    Wanger U.S. Smaller Companies                                            1,601,767                          354,404

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(4)
    Accumulation units outstanding                                         773,198           435,305           155,765
    Unit value                                                           $2.687461         $2.249781         $1.725075
    Net assets (thousands)                                                  $2,078              $979              $269
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  3.33%             2.12%             2.96% *
    Total return                                                            19.45%            30.42%          (15.60%)

    PHOENIX-AIM GROWTH SERIES(4)
    Accumulation units outstanding                                       2,121,700         1,237,201            88,600
    Unit value                                                           $1.770563         $1.717954         $1.437659
    Net assets (thousands)                                                  $3,757            $2,125              $127
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.11%                 -                 - *
    Total return                                                             3.06%            19.50%           (7.58%)

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES(12)
    Accumulation units outstanding                                         706,313           319,023            15,524
    Unit value                                                           $3.077058         $3.046642         $2.008347
    Net assets (thousands)                                                  $2,173              $972               $31
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                             1.00%            51.70%           (0.40%)

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
    Accumulation units outstanding                                         283,859           213,832            37,865
    Unit value                                                           $2.079687         $1.914496         $1.533525
    Net assets (thousands)                                                    $590              $409               $58
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.55%             1.33%             1.96% *
    Total return                                                             8.63%            24.84%           (9.20%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
    Accumulation units outstanding                                       1,260,771           673,894           163,055
    Unit value                                                           $4.129789         $3.100192         $2.267080
    Net assets (thousands)                                                  $5,207            $2,089              $370
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  2.59%             3.82%             6.29% *
    Total return                                                            33.21%            36.75%           (3.09%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(4)
    Accumulation units outstanding                                        1,054,764          663,925            74,830
    Unit value                                                            $1.950302        $1.878601         $1.501689
    Net assets (thousands)                                                   $2,057           $1,247              $112
    Mortality and expense ratio                                               1.10%            1.10%             1.10% *
    Investment income ratio                                                   1.05%            0.04%                 - *
    Total return                                                              3.82%           25.10%           (4.67%)

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(2)
    Accumulation units outstanding                                        3,882,654        1,718,387           159,481
    Unit value                                                            $2.147302        $1.965298         $1.558994
    Net assets (thousands)                                                   $8,337           $3,377              $249
    Mortality and expense ratio                                               1.10%            1.10%             1.10% *
    Investment income ratio                                                   1.48%            1.44%             3.02% *
    Total return                                                              9.26%           26.06%           (9.65%)

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(4)
    Accumulation units outstanding                                          270,666          108,190            13,927
    Unit value                                                            $2.332221        $2.149750         $1.484499
    Net assets (thousands)                                                     $631             $233               $21
    Mortality and expense ratio                                               1.10%            1.10%             1.10% *
    Investment income ratio                                                       -                -                 - *
    Total return                                                              8.49%           44.81%           (2.51%)

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
    Accumulation units outstanding                                          989,475          865,530            99,402
    Unit value                                                            $2.231443        $2.099629         $1.771013
    Net assets (thousands)                                                   $2,208           $1,817              $176
    Mortality and expense ratio                                               1.10%            1.10%             1.10% *
    Investment income ratio                                                   2.65%            2.78%             4.00% *
    Total return                                                              6.28%           18.56%           (7.33%)

    PHOENIX-ENGEMANN VALUE EQUITY SERIES(4)
    Accumulation units outstanding                                        2,366,109          807,750           220,714
    Unit value                                                            $2.177716        $1.950081         $1.591735
    Net assets (thousands)                                                   $5,153           $1,575              $351
    Mortality and expense ratio                                               1.10%            1.10%             1.10% *
    Investment income ratio                                                   1.20%            0.93%             2.81% *
    Total return                                                             11.67%           22.51%          (15.53%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    PHOENIX-GOODWIN MONEY MARKET SERIES(2)
    Accumulation units outstanding                                       1,836,907         1,480,868           245,116
    Unit value                                                           $1.992373         $1.998680         $2.007170
    Net assets (thousands)                                                  $3,660            $2,960              $492
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.81%             0.62%             1.15% *
    Total return                                                           (0.32%)           (0.42%)             0.08%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(1)
    Accumulation units outstanding                                       3,000,623         1,009,490            85,901
    Unit value                                                           $2.599607         $2.460310         $2.171202
    Net assets (thousands)                                                  $7,800            $2,484              $187
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  6.50%             7.18%             8.89% *
    Total return                                                             5.66%            13.32%             5.81%

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(17)
    Accumulation units outstanding                                       2,679,266           882,052                 -
    Unit value                                                           $1.065750         $1.023019                 -
    Net assets (thousands)                                                  $2,855              $902                 -
    Mortality and expense ratio                                              1.10%             1.10% *               -
    Investment income ratio                                                  4.57%             6.11% *               -
    Total return                                                             4.18%             1.56%                 -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(13)
    Accumulation units outstanding                                         598,033           327,018           114,759
    Unit value                                                           $2.357551         $2.264717         $1.922732
    Net assets (thousands)                                                  $1,410              $741              $221
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.75%             0.98%             0.62% *
    Total return                                                             4.10%            17.79%           (0.46%)

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
    Accumulation units outstanding                                         223,296           110,687             1,597
    Unit value                                                           $2.974368         $2.392836         $2.011495
    Net assets (thousands)                                                    $664              $265                $3
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.05%             1.85%             3.56% *
    Total return                                                            24.30%            18.96%             8.26%

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
    Accumulation units outstanding                                       4,377,796         2,268,114            98,504
    Unit value                                                           $2.805934         $2.448841         $1.907375
    Net assets (thousands)                                                 $12,284            $5,554              $188
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.40%             1.39%                 - *
    Total return                                                            14.58%            28.39%             5.63%

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(12)
    Accumulation units outstanding                                         208,485            94,413             4,431
    Unit value                                                           $3.029899         $2.678680         $1.949297
    Net assets (thousands)                                                    $632              $253                $9
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -             0.21%             0.57% *
    Total return                                                            13.11%            37.42%           (1.78%)

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(16)
    Accumulation units outstanding                                         532,424           241,892             3,390
    Unit value                                                           $2.645362         $2.466916         $2.118221
    Net assets (thousands)                                                  $1,408              $597                $7
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  5.56%             6.49%            13.95% *
    Total return                                                             7.23%            16.46%             3.71%

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(12)
    Accumulation units outstanding                                       3,956,087         1,833,931            67,833
    Unit value                                                           $2.836126         $2.545666         $1.976357
    Net assets (thousands)                                                 $11,220            $4,669              $134
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.03%             1.06%             1.68% *
    Total return                                                            11.41%            28.81%             1.83%

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
    Accumulation units outstanding                                         696,845           317,854             6,399
    Unit value                                                           $3.013375         $2.452416         $1.992257
    Net assets (thousands)                                                  $2,100              $780               $13
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.58%             1.12%             1.90% *
    Total return                                                            22.87%            23.10%             3.48%

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    PHOENIX-NORTHERN DOW 30 SERIES(4)
    Accumulation units outstanding                                         586,041           412,553            38,034
    Unit value                                                           $2.236392         $2.160357         $1.714532
    Net assets (thousands)                                                  $1,311              $891               $65
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.79%             2.01%             4.43% *
    Total return                                                             3.52%            26.00%           (8.16%)

    PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(11)
    Accumulation units outstanding                                         575,554           314,679            17,244
    Unit value                                                           $1.990311         $1.828842         $1.242309
    Net assets (thousands)                                                  $1,146              $576               $21
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.75%                 -                 - *
    Total return                                                             8.83%            47.21%             1.96%

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
    Accumulation units outstanding                                         830,323           554,690           229,292
    Unit value                                                           $3.196147         $2.683975         $1.925028
    Net assets (thousands)                                                  $2,654            $1,489              $441
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.19%             0.27%             2.34% *
    Total return                                                            19.08%            39.43%          (13.27%)

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
    Accumulation units outstanding                                         723,725           450,950           193,305
    Unit value                                                           $3.326082         $2.741442         $1.926786
    Net assets (thousands)                                                  $2,407            $1,236              $372
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -             1.64% *
    Total return                                                            21.33%            42.28%          (16.37%)

    PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
    Accumulation units outstanding                                         714,926           537,454           202,889
    Unit value                                                           $1.835177         $1.738708         $1.364586
    Net assets (thousands)                                                  $1,312              $934              $277
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                             5.55%            27.42%          (17.75%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    PHOENIX-SENECA STRATEGIC THEME SERIES(3)
    Accumulation units outstanding                                         282,890           233,685            27,458
    Unit value                                                           $1.872414         $1.795616         $1.322705
    Net assets (thousands)                                                    $530              $420               $36
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                             4.28%            35.75%          (15.61%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(4)
    Accumulation units outstanding                                       2,394,225         1,290,087            97,517
    Unit value                                                           $2.076512         $1.969129         $1.537226
    Net assets (thousands)                                                  $4,972            $2,540              $150
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                             5.45%            28.10%           (9.48%)

    AIM V.I. MID-CAP CORE EQUITY FUND(20)
    Accumulation units outstanding                                       1,293,266                 -                 -
    Unit value                                                           $1.016603                 -                 -
    Net assets (thousands)                                                  $1,315                 -                 -
    Mortality and expense ratio                                              1.10% *               -                 -
    Investment income ratio                                                  1.97% *               -                 -
    Total return                                                             1.89%                 -                 -

    AIM V.I. PREMIER EQUITY FUND(7)
    Accumulation units outstanding                                         786,864           193,127            23,363
    Unit value                                                           $1.817780         $1.737702         $1.404710
    Net assets (thousands)                                                  $1,430              $336               $33
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.96%             0.51%             1.93% *
    Total return                                                             4.61%            23.71%             1.80%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
    Accumulation units outstanding                                         699,503           521,693           142,560
    Unit value                                                           $1.912447         $1.787362         $1.341411
    Net assets (thousands)                                                  $1,338              $932              $191
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                             7.00%            33.24%          (13.66%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
    Accumulation units outstanding                                       8,588,058         4,742,797           544,861
    Unit value                                                           $2.218291         $2.164821         $2.138300
    Net assets (thousands)                                                 $19,051           $10,267            $1,165
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  3.79%             1.50%                 - *
    Total return                                                             2.47%             1.24%             5.07%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARE(4)
    Accumulation units outstanding                                       1,262,722           738,391           183,591
    Unit value                                                           $2.635676         $2.412622         $1.996008
    Net assets (thousands)                                                  $3,328            $1,781              $366
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  6.78%             3.61%                 - *
    Total return                                                             9.25%            20.87%             2.19%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO(2)
    Accumulation units outstanding                                       1,590,856           797,361           114,933
    Unit value                                                           $2.662399         $2.333995         $1.838631
    Net assets (thousands)                                                  $4,235            $1,861              $211
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.18%             0.14%                 - *
    Total return                                                            14.07%            26.94%           (8.38%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO(6)
    Accumulation units outstanding                                         296,534           162,449            34,952
    Unit value                                                           $2.131969         $2.013544         $1.570187
    Net assets (thousands)                                                    $632              $327               $55
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.38%             0.40%                 - *
    Total return                                                             5.88%            28.24%           (2.92%)

    VIP GROWTH PORTFOLIO(2)
    Accumulation units outstanding                                       3,246,752         1,851,482           238,238
    Unit value                                                           $1.875310         $1.836233         $1.398265
    Net assets (thousands)                                                  $6,089            $3,400              $333
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.13%             0.06%                 - *
    Total return                                                             2.13%            31.32%          (11.44%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND(4)
    Accumulation units outstanding                                         710,738           421,061           126,515
    Unit value                                                           $2.477123         $2.223773         $1.796669
    Net assets (thousands)                                                  $1,761              $936              $227
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.80%             0.97%                 - *
    Total return                                                            11.39%            23.77%           (8.05%)

    TEMPLETON FOREIGN SECURITIES FUND(4)
    Accumulation units outstanding                                       1,246,338           655,164           193,951
    Unit value                                                           $2.518503         $2.148426         $1.643045
    Net assets (thousands)                                                  $3,139            $1,408              $319
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.06%             1.59%                 - *
    Total return                                                            17.23%            30.76%          (18.40%)

    TEMPLETON GROWTH SECURITIES FUND(4)
    Accumulation units outstanding                                         947,244           584,043           104,710
    Unit value                                                           $2.462682         $2.146120         $1.642228
    Net assets (thousands)                                                  $2,333            $1,253              $172
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  1.18%             1.21%                 - *
    Total return                                                            14.75%            30.68%          (15.74%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(18)
    Accumulation units outstanding                                         928,803           496,711                 -
    Unit value                                                           $0.929943         $1.052550                 -
    Net assets (thousands)                                                    $864              $523                 -
    Mortality and expense ratio                                              1.10%             1.10% *               -
    Investment income ratio                                                      -                 - *               -
    Total return                                                          (11.65%)             3.67%                 -

    RYDEX VARIABLE TRUST NOVA FUND(19)
    Accumulation units outstanding                                         280,628            99,466                 -
    Unit value                                                           $1.378814         $1.216288                 -
    Net assets (thousands)                                                    $387              $121                 -
    Mortality and expense ratio                                              1.10%             1.10% *               -
    Investment income ratio                                                  0.05%                 - *               -
    Total return                                                            13.36%            15.11%                 -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(19)
    Accumulation units outstanding                                         132,655            26,517                 -
    Unit value                                                           $1.263440         $1.153868                 -
    Net assets (thousands)                                                    $168               $31                 -
    Mortality and expense ratio                                              1.10%             1.10% *               -
    Investment income ratio                                                      -                 - *               -
    Total return                                                             9.50%            10.42%                 -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND(8)
    Accumulation units outstanding                                         386,789           219,904            26,784
    Unit value                                                           $2.441376         $2.073239         $1.571966
    Net assets (thousands)                                                    $944              $456               $42
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  2.21%             2.21%             8.47% *
    Total return                                                            17.76%            31.89%           (9.07%)

    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Accumulation units outstanding                                       2,302,531         1,227,738           207,646
    Unit value                                                           $2.164250         $1.978726         $1.561139
    Net assets (thousands)                                                  $4,983            $2,429              $324
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.99%             0.96%             4.73% *
    Total return                                                             9.38%            26.75%           (8.91%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    TECHNOLOGY PORTFOLIO(9)
    Accumulation units outstanding                                          92,061            36,097             9,771
    Unit value                                                           $1.442735         $1.483169         $1.014818
    Net assets (thousands)                                                    $133               $54               $10
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                           (2.73%)            46.15%             0.76%

WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT(10)
    Accumulation units outstanding                                         227,959           119,652            52,619
    Unit value                                                           $2.980555         $2.423793         $1.735192
    Net assets (thousands)                                                    $679              $290               $91
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.27%             0.22%                 - *
    Total return                                                            22.97%            39.68%           (2.24%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    WANGER INTERNATIONAL SMALL CAP(2)
    Accumulation units outstanding                                       1,594,135           944,839           146,787
    Unit value                                                           $3.292321         $2.555378         $1.735643
    Net assets (thousands)                                                  $5,248            $2,414              $255
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                  0.59%             0.13%                 - *
    Total return                                                            28.84%            47.23%          (18.85%)

    WANGER SELECT(4)
    Accumulation units outstanding                                         506,877           262,032            27,406
    Unit value                                                           $2.934268         $2.486797         $1.923431
    Net assets (thousands)                                                  $1,487              $652               $53
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                            17.99%            29.29%           (0.69%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                         ---------------------------------------------
SUBACCOUNT                                                                  2004             2003              2002
----------                                                               ---------         ---------         ---------
    WANGER U.S. SMALLER COMPANIES(1)
    Accumulation units outstanding                                       1,604,092         1,096,120           303,925
    Unit value                                                           $2.902899         $2.480433         $1.751131
    Net assets (thousands)                                                  $4,657            $2,719              $532
    Mortality and expense ratio                                              1.10%             1.10%             1.10% *
    Investment income ratio                                                      -                 -                 - *
    Total return                                                            17.03%            41.65%          (15.60%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception June 3, 2002 to December 31, 2002.
 (2) From inception June 4, 2002 to December 31, 2002.
 (3) From inception June 28, 2002 to December 31, 2002.
 (4) From inception July 1, 2002 to December 31, 2002.
 (5) From inception July 9, 2002 to December 31, 2002.
 (6) From inception July 15, 2002 to December 31, 2002.
 (7) From inception July 26, 2002 to December 31, 2002.
 (8) From inception July 29, 2002 to December 31, 2002.
 (9) From inception August 1, 2002 to December 31, 2002.
(10) From inception August 2, 2002 to December 31, 2002.
(11) From inception August 29, 2002 to December 31, 2002.
(12) From inception September 3, 2002 to December 31, 2002.
(13) From inception September 12, 2002 to December 31, 2002.
(14) From inception October 1, 2002 to December 31, 2002.
(15) From inception October 3, 2002 to December 31, 2002.
(16) From inception November 1, 2002 to December 31, 2002.
(17) From inception June 18, 2003 to December 31, 2003.
(18) From inception July 1, 2003 to December 31, 2003.
(19) From inception July 7, 2003 to December 31, 2003.
(20) From inception December 3, 2004 to December 31, 2004.
   * Annualized.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                              PHOENIX-                                                       PHOENIX-ALLIANCE/
                                              ABERDEEN                                  PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL           PHOENIX-AIM            SMALL-CAP            ENHANCED INDEX
                                               SERIES             GROWTH SERIES         GROWTH SERIES              SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             435,305             1,237,201                319,023                213,832
Participant deposits                                63,369               606,720                272,488                 29,640
Participant transfers                              307,962 (e)           321,929                128,473                 47,782
Participant withdrawals                            (33,438)              (44,150)               (13,671)                (7,395)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   773,198             2,121,700                706,313                283,859
                                         =====================================================================================

                                           PHOENIX-DUFF &           PHOENIX-               PHOENIX-               PHOENIX-
                                            PHELPS REAL             ENGEMANN               ENGEMANN               ENGEMANN
                                         ESTATE SECURITIES       CAPITAL GROWTH           GROWTH AND             SMALL-CAP
                                               SERIES                SERIES             INCOME SERIES          GROWTH SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             673,894               663,925              1,718,387                108,190
Participant deposits                               443,940               224,402              1,160,416                127,704
Participant transfers                              172,646               179,702 (c)          1,084,888 (b)             37,079
Participant withdrawals                            (29,709)              (13,265)               (81,037)                (2,307)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,260,771             1,054,764              3,882,654                270,666
                                         =====================================================================================

                                              PHOENIX-                                                            PHOENIX-
                                              ENGEMANN              PHOENIX-               PHOENIX-            GOODWIN MULTI-
                                             STRATEGIC           ENGEMANN VALUE         GOODWIN MONEY           SECTOR FIXED
                                         ALLOCATION SERIES       EQUITY SERIES          MARKET SERIES          INCOME SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             865,530               807,750              1,480,868              1,009,490
Participant deposits                               241,976               228,234              1,097,182                596,491
Participant transfers                               60,164             1,381,506 (d)           (405,899)             1,519,345 (a)
Participant withdrawals                           (178,195)              (51,381)              (335,244)              (124,703)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   989,475             2,366,109              1,836,907              3,000,623
                                         =====================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT         PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                             TERM BOND          RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                               SERIES                SERIES                 SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             882,052               327,018                110,687              2,268,114
Participant deposits                             1,269,650               133,458                 28,624              1,540,923
Participant transfers                              618,881               152,144                 91,579                651,461
Participant withdrawals                            (91,317)              (14,587)                (7,594)               (82,702)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 2,679,266               598,033                223,296              4,377,796
                                         =====================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                           PHOENIX-LAZARD         PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                          SMALL-CAP VALUE         ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                               SERIES           DEBENTURE SERIES         VALUE SERIES           VALUE SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                              94,413               241,892              1,833,931                317,854
Participant deposits                                67,875               208,103              1,477,838                212,907
Participant transfers                               47,297               115,939                784,974                191,525
Participant withdrawals                             (1,100)              (33,510)              (140,656)               (25,441)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   208,485               532,424              3,956,087                696,845
                                         =====================================================================================

                                                                    PHOENIX-
                                              PHOENIX-              NORTHERN           PHOENIX-SANFORD        PHOENIX-SANFORD
                                          NORTHERN DOW 30          NASDAQ-100           BERNSTEIN MID-        BERNSTEIN SMALL-
                                              SERIES             INDEX(R) SERIES       CAP VALUE SERIES       CAP VALUE SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             412,553               314,679                554,690                450,950
Participant deposits                               117,365               171,441                227,504                175,989
Participant transfers                               70,659               102,729                104,921                123,838
Participant withdrawals                            (14,536)              (13,295)               (56,792)               (27,052)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   586,041               575,554                830,323                723,725
                                         =====================================================================================

                                           PHOENIX-SENECA        PHOENIX-SENECA        AIM V.I. CAPITAL
                                           MID-CAP GROWTH       STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
                                               SERIES                SERIES                  FUND             CORE EQUITY FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             537,454               233,685              1,290,087                    -
Participant deposits                               130,706                90,053                841,754                  4,872
Participant transfers                               89,450               (32,419)               429,993              1,295,339 (f)
Participant withdrawals                            (42,684)               (8,429)              (167,609)                (6,945)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   714,926               282,890              2,394,225              1,293,266
                                         =====================================================================================

                                                                                        FEDERATED FUND         FEDERATED HIGH
                                                                 ALGER AMERICAN            FOR U.S.             INCOME BOND
                                          AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT              FUND II
                                            EQUITY FUND            PORTFOLIO            SECURITIES II          PRIMARY SHARES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             193,127               521,693              4,742,797                738,391
Participant deposits                               381,918               162,919              2,810,857                222,633
Participant transfers                              214,853                42,231              1,479,211                340,721
Participant withdrawals                             (3,034)              (27,340)              (444,807)               (39,023)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   786,864               699,503              8,588,058              1,262,722
                                         =====================================================================================


                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                   VIP GROWTH
                                          VIP CONTRAFUND(R)      OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
                                             PORTFOLIO             PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             797,361               162,449              1,851,482                421,061
Participant deposits                               442,932                76,835              1,007,524                197,513
Participant transfers                              395,380                66,361                493,077                129,226
Participant withdrawals                            (44,817)               (9,111)              (105,331)               (37,062)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,590,856               296,534              3,246,752                710,738
                                         =====================================================================================

                                             TEMPLETON             TEMPLETON
                                              FOREIGN                GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                          SECURITIES FUND       SECURITIES FUND        TRUST JUNO FUND        TRUST NOVA FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             655,164               584,043                496,711                 99,466
Participant deposits                               468,618               214,378                 98,951                128,163
Participant transfers                              180,715               171,510                352,787                 53,489
Participant withdrawals                            (58,159)              (22,687)               (19,646)                  (490)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,246,338               947,244                928,803                280,628
                                         =====================================================================================

                                                                 SCUDDER VIT
                                           RYDEX VARIABLE        EAFE(R) EQUITY           SCUDDER VIT
                                            TRUST SECTOR            INDEX              EQUITY 500 INDEX         TECHNOLOGY
                                           ROTATION FUND             FUND                    FUND                PORTFOLIO
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                              26,517               219,904              1,227,738                 36,097
Participant deposits                                72,675               131,859                796,949                 28,691
Participant transfers                               34,461                49,076                364,997                 28,733
Participant withdrawals                               (998)              (14,050)               (87,153)                (1,460)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   132,655               386,789              2,302,531                 92,061
                                         =====================================================================================

                                               WANGER                 WANGER                                    WANGER U.S.
                                           INTERNATIONAL          INTERNATIONAL                                   SMALLER
                                               SELECT               SMALL CAP           WANGER SELECT           COMPANIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             119,652               944,839                262,032              1,096,120
Participant deposits                                88,087               513,000                173,585                374,543
Participant transfers                               28,962               186,281                 92,684                182,286
Participant withdrawals                             (8,742)              (49,985)               (21,424)               (48,857)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   227,959             1,594,135                506,877              1,604,092
                                         =====================================================================================


(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                              PHOENIX-                                PHOENIX-ALLIANCE/
                                              ABERDEEN          PHOENIX-AIM MID-          BERNSTEIN          PHOENIX-ALLIANCE/
                                           INTERNATIONAL           CAP EQUITY           ENHANCED INDEX        BERNSTEIN GROWTH
                                               SERIES                SERIES                 SERIES             + VALUE SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             155,765               146,363                 37,865                134,964
Participant deposits                               142,438                56,947                120,149                 28,225
Participant transfers                              159,989                97,768                 59,756                102,323
Participant withdrawals                            (22,887)               (3,280)                (3,938)                (1,452)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   435,305               297,798                213,832                264,060
                                         =====================================================================================

                                           PHOENIX-DUFF &           PHOENIX-               PHOENIX-
                                            PHELPS REAL             ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                         ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP            GOODWIN MONEY
                                               SERIES                SERIES             GROWTH SERIES          MARKET SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             163,055                74,830                 13,927                245,116
Participant deposits                               280,131               443,457                 67,021              2,862,610
Participant transfers                              237,967               151,782                 30,119             (1,092,385)
Participant withdrawals                             (7,259)               (6,144)                (2,877)              (534,473)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   673,894               663,925                108,190              1,480,868
                                         =====================================================================================

                                                                    PHOENIX-
                                              PHOENIX-           GOODWIN MULTI-
                                           GOODWIN MULTI-         SECTOR SHORT          PHOENIX-JANUS          PHOENIX-KAYNE
                                            SECTOR FIXED           TERM BOND           FLEXIBLE INCOME        RISING DIVIDENDS
                                           INCOME SERIES             SERIES                 SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                              85,901                   -                  153,160                114,759
Participant deposits                               545,900               913,903                344,840                 43,217
Participant transfers                              412,826               (29,025)               537,207                180,426
Participant withdrawals                            (35,137)               (2,826)               (28,368)               (11,384)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,009,490               882,052              1,006,839                327,018
                                         =====================================================================================

                                           PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL          PHOENIX-LAZARD         PHOENIX-LAZARD
                                           QUALITY VALUE         EQUITY SELECT         SMALL-CAP VALUE         U.S. MULTI-CAP
                                               SERIES                SERIES                 SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                               1,597                98,504                  4,431                    -
Participant deposits                                49,966             1,501,393                 25,166                  8,576
Participant transfers                               59,551               685,434                 65,015                  8,627
Participant withdrawals                               (427)              (17,217)                  (199)                   (18)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   110,687             2,268,114                 94,413                 17,185
                                         =====================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            PHOENIX-LORD          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-MFS
                                            ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                          DEBENTURE SERIES        VALUE SERIES           VALUE SERIES           STOCK SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                               3,390                67,833                  6,399                 88,600
Participant deposits                               118,343             1,240,123                155,299                714,765
Participant transfers                              122,002               538,187                158,150                464,893
Participant withdrawals                             (1,843)              (12,212)                (1,994)               (31,057)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   241,892             1,833,931                317,854              1,237,201
                                         =====================================================================================

                                            PHOENIX-MFS                                    PHOENIX-             PHOENIX-
                                          INVESTORS TRUST         PHOENIX-MFS          NORTHERN DOW 30      NORTHERN NASDAQ-
                                               SERIES             VALUE SERIES              SERIES         100 INDEX(R) SERIES
                                         -----------------      ----------------      -----------------    -------------------
Accumulation units outstanding,
   beginning of period                              22,045               296,188                 38,034                 17,244
Participant deposits                                68,792               307,874                206,285                157,088
Participant transfers                               54,233               357,946                171,622                143,842
Participant withdrawals                               (823)              (12,422)                (3,388)                (3,495)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   144,247               949,586                412,553                314,679
                                         =====================================================================================

                                              PHOENIX-              PHOENIX-
                                          OAKHURST GROWTH           OAKHURST               PHOENIX-           PHOENIX-SANFORD
                                             AND INCOME            STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                               SERIES          ALLOCATION SERIES        EQUITY SERIES           VALUE SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             159,481                99,402                220,714                 60,957
Participant deposits                             1,060,854               481,121                309,314                 18,822
Participant transfers                              521,074               293,600                310,058                 46,058
Participant withdrawals                            (23,022)               (8,593)               (32,336)               (12,374)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,718,387               865,530                807,750                113,463
                                         =====================================================================================

                                          PHOENIX-SANFORD       PHOENIX-SANFORD         PHOENIX-SENECA         PHOENIX-SENECA
                                           BERNSTEIN MID-       BERNSTEIN SMALL-        MID-CAP GROWTH        STRATEGIC THEME
                                          CAP VALUE SERIES      CAP VALUE SERIES            SERIES                 SERIES
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             229,292               193,305                202,889                 27,458
Participant deposits                               159,040               123,556                178,371                147,888
Participant transfers                              178,348               152,035                172,121                 59,513
Participant withdrawals                            (11,990)              (17,946)               (15,927)                (1,174)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   554,690               450,950                537,454                233,685
                                         =====================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                           PHOENIX-STATE
                                          STREET RESEARCH       AIM V.I. CAPITAL                               ALGER AMERICAN
                                             SMALL-CAP            APPRECIATION         AIM V.I. PREMIER       LEVERAGED ALLCAP
                                           GROWTH SERIES              FUND               EQUITY FUND             PORTFOLIO
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                              15,524                97,517                 23,363                142,560
Participant deposits                               218,852               777,564                107,840                219,592
Participant transfers                               86,783               428,872                 71,554                171,937
Participant withdrawals                             (2,136)              (13,866)                (9,630)               (12,396)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   319,023             1,290,087                193,127                521,693
                                         =====================================================================================

                                           FEDERATED FUND        FEDERATED HIGH
                                              FOR U.S.            INCOME BOND                                    VIP GROWTH
                                             GOVERNMENT            FUND II--          VIP CONTRAFUND(R)        OPPORTUNITIES
                                           SECURITIES II         PRIMARY SHARES           PORTFOLIO              PORTFOLIO
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             544,861               183,591                114,933                 34,952
Participant deposits                             2,517,749               361,857                304,160                 81,396
Participant transfers                            1,772,628               206,654                386,228                 56,113
Participant withdrawals                            (92,441)              (13,711)                (7,960)               (10,012)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 4,742,797               738,391                797,361                162,449
                                         =====================================================================================

                                                                                          TEMPLETON              TEMPLETON
                                             VIP GROWTH          MUTUAL SHARES             FOREIGN                 GROWTH
                                             PORTFOLIO          SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             238,238               126,515                193,951                104,710
Participant deposits                             1,079,669               147,107                235,713                    -
Participant transfers                              544,802               158,594                235,820                479,333
Participant withdrawals                            (11,227)              (11,155)               (10,320)                   -
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,851,482               421,061                655,164                584,043
                                         =====================================================================================

                                                                                                                SCUDDER VIT
                                                                                        RYDEX VARIABLE          EAFE(R) EQUITY
                                           RYDEX VARIABLE        RYDEX VARIABLE          TRUST SECTOR              INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND         ROTATION FUND               FUND
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 -                     -                      -                   26,784
Participant deposits                               129,189                45,088                 20,935                 59,301
Participant transfers                              368,782                54,378                  5,600                137,390
Participant withdrawals                             (1,260)                  -                      (18)                (3,571)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                   496,711                99,466                 26,517                219,904
                                         =====================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                            SCUDDER VIT                                                            WANGER
                                          EQUITY 500 INDEX         TECHNOLOGY           WANGER FOREIGN         INTERNATIONAL
                                                FUND               PORTFOLIO                FORTY                SMALL CAP
                                         -----------------      ----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             207,646                 9,771                 52,619                146,787
Participant deposits                               663,903                18,139                 26,007                585,946
Participant transfers                              368,144                 9,373                 49,864                226,548
Participant withdrawals                            (11,955)               (1,186)                (8,838)               (14,442)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 1,227,738                36,097                119,652                944,839
                                         =====================================================================================

                                                                  WANGER U.S.
                                                                    SMALLER
                                           WANGER TWENTY           COMPANIES
                                         -----------------      ----------------
Accumulation units outstanding,
   beginning of period                              27,406               303,925
Participant deposits                               101,623               429,561
Participant transfers                              137,055               385,277
Participant withdrawals                             (4,052)              (22,643)
                                         ---------------------------------------
Accumulation units outstanding,
   end of period                                   262,032             1,096,120
                                         =======================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .975% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $27,258, $7,136 and $89 during the years ended December 31, 2004, 2003 and 2002, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $174,201, $32,789 and $521 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

     On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

     On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

     On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

     On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

     On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

     On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

     Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

     On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

     At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

     Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

     The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

     Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

     Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

     Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and

Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 1)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

                            Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y


               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 2





                                [LOGO] PHOENIX(R)

                  VA0560AR2 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     PHOENIX-                               PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                     ABERDEEN           PHOENIX-AIM           SMALL-CAP             BERNSTEIN
                                                  INTERNATIONAL           GROWTH               GROWTH             ENHANCED INDEX
                                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,850,321    $       5,094,345    $       3,654,653    $          432,383
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,338,751    $       5,551,292    $       3,852,283    $          494,257
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,338,751            5,551,292            3,852,283               494,257
LIABILITIES
   Accrued expenses                                         2,399                5,767                3,945                   515
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,336,352    $       5,545,525    $       3,848,338    $          493,742
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            873,427            3,146,726            1,255,188               238,527
                                               ==================    =================    =================    ==================
Unit value                                     $         2.674927    $        1.762316    $        3.065944    $         2.069961
                                               ==================    =================    =================    ==================

                                                                                               PHOENIX-              PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-             ENGEMANN              ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                                ESTATE SECURITIES      CAPITAL GROWTH           INCOME                GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        5,607,765    $       2,099,571    $      13,225,506    $          830,949
                                               ==================    =================    =================    ==================
   Investment at market                        $        6,770,400    $       2,427,413    $      14,884,602    $        1,079,653
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      6,770,400            2,427,413           14,884,602             1,079,653
LIABILITIES
   Accrued expenses                                         6,929                2,615               15,222                 1,147
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        6,763,471    $       2,424,798    $      14,869,380    $        1,078,506
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,645,377            1,249,116            6,957,079               464,605
                                               ==================    =================    =================    ==================
Unit value                                     $         4.110590    $        1.941212    $        2.137302    $         2.321343
                                               ==================    =================    =================    ==================

                                                    PHOENIX-                                                        PHOENIX-
                                                    ENGEMANN             PHOENIX-              PHOENIX-          GOODWIN MULTI-
                                                   STRATEGIC          ENGEMANN VALUE        GOODWIN MONEY         SECTOR FIXED
                                                   ALLOCATION             EQUITY                MARKET               INCOME
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
Assets
   Investment at cost                          $        2,450,765    $       5,260,083    $       8,320,676    $       11,574,321
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,666,367    $       6,064,981    $       8,320,676    $       11,879,757
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,666,367            6,064,981            8,320,676            11,879,757
LIABILITIES
   Accrued expenses                                         2,811                6,327                8,640                12,382
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,663,556    $       6,058,654    $       8,312,036    $       11,867,375
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,199,234            2,795,118            4,191,493             4,586,432
                                               ==================    =================    =================    ==================
Unit value                                     $         2.221049    $        2.167584    $        1.983073    $         2.587496
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-
                                                 GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                                  SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP          INTERNATIONAL
                                                   TERM BOND          RISING DIVIDENDS      QUALITY VALUE        EQUITY SELECT
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        3,670,699    $       1,316,214    $         783,614    $       21,710,636
                                               ==================    =================    =================    ==================
   Investment at market                        $        3,711,224    $       1,418,211    $         962,016    $       25,737,880
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      3,711,224            1,418,211              962,016            25,737,880
LIABILITIES
   Accrued expenses                                         3,867                1,453                  947                26,155
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        3,707,357    $       1,416,758    $         961,069    $       25,711,725
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          3,486,999              603,121              324,287             9,196,498
                                               ==================    =================    =================    ==================
Unit value                                     $         1.063194    $        2.349042    $        2.963636    $         2.795817
                                               ==================    =================    =================    ==================

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                 PHOENIX-LAZARD         ABBETT BOND-      ABBETT LARGE-CAP       ABBETT MID-CAP
                                                SMALL-CAP VALUE           DEBENTURE             VALUE                VALUE
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          701,179    $       2,230,455    $      21,321,605    $        2,202,205
                                               ==================    =================    =================    ==================
   Investment at market                        $          770,445    $       2,304,513    $      24,708,090    $        2,780,621
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        770,445            2,304,513           24,708,090             2,780,621
LIABILITIES
   Accrued expenses                                           819                2,402               25,264                 2,858
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          769,626    $       2,302,111    $      24,682,826    $        2,777,763
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            254,930              873,407            8,734,470               925,158
                                               ==================    =================    =================    ==================
Unit value                                     $         3.018964    $        2.635783    $        2.825910    $         3.002474
                                               ==================    =================    =================    ==================

                                                                          PHOENIX-
                                                                          NORTHERN          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    PHOENIX-             NASDAQ-100         BERNSTEIN MID-      BERNSTEIN SMALL-
                                                 NORTHERN DOW 30          INDEX(R)            CAP VALUE            CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,799,133    $       1,734,460    $       5,877,280    $        3,982,210
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,976,562    $       2,014,326    $       6,901,797    $        4,521,963
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,976,562            2,014,326            6,901,797             4,521,963
LIABILITIES
   Accrued expenses                                         2,056                2,135                6,982                 4,489
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,974,506    $       2,012,191    $       6,894,815    $        4,517,474
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            887,039            1,015,717            2,167,342             1,364,568
                                               ==================    =================    =================    ==================
Unit value                                     $         2.225950    $        1.981054    $        3.181230    $         3.310551
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                 PHOENIX-SENECA       PHOENIX-SENECA      AIM V.I. CAPITAL      AIM V.I. MID-CAP
                                                 MID-CAP GROWTH       STRATEGIC THEME       APPRECIATION          CORE EQUITY
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,231,308    $         455,128    $       9,603,593    $        1,334,230
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,395,360    $         527,704    $      10,798,640    $        1,300,557
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,395,360              527,704           10,798,640             1,300,557
LIABILITIES
   Accrued expenses                                         1,498                  578               11,092                 1,233
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,393,862    $         527,126    $      10,787,548    $        1,299,324
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            763,088              282,844            5,219,343             1,278,238
                                               ==================    =================    =================    ==================
Unit value                                     $         1.826608    $        1.863663    $        2.066840    $         1.016476
                                               ==================    =================    =================    ==================

                                                                                           FEDERATED FUND        FEDERATED HIGH
                                                                      ALGER AMERICAN          FOR U.S.            INCOME BOND
                                                AIM V.I. PREMIER         LEVERAGED           GOVERNMENT            FUND II--
                                                     EQUITY               ALLCAP            SECURITIES II        PRIMARY SHARES
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        2,542,236    $       1,105,187    $      40,888,245    $        2,475,828
                                               ==================    =================    =================    ==================
   Investment at market                        $        2,716,062    $       1,291,876    $      40,905,685    $        2,694,717
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      2,716,062            1,291,876           40,905,685             2,694,717
LIABILITIES
   Accrued expenses                                         2,634                1,400               42,230                 2,831
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        2,713,428    $       1,290,476    $      40,863,455    $        2,691,886
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,499,696              677,939           18,507,393             1,026,106
                                               ==================    =================    =================    ==================
Unit value                                     $         1.809318    $        1.903528    $        2.207953    $         2.623401
                                               ==================    =================    =================    ==================

                                                                        VIP GROWTH                               MUTUAL SHARES
                                                VIP CONTRAFUND(R)     OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        6,185,368    $         661,738    $       9,462,991    $        1,437,744
                                               ==================    =================    =================    ==================
   Investment at market                        $        7,950,328    $         758,463    $      10,275,891    $        1,765,995
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      7,950,328              758,463           10,275,891             1,765,995
LIABILITIES
   Accrued expenses                                         8,240                  788               10,561                 1,851
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        7,942,088    $         757,675    $      10,265,330    $        1,764,144
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          2,997,002              357,051            5,499,640               715,504
                                               ==================    =================    =================    ==================
Unit value                                     $         2.650011    $        2.122036    $        1.866546    $         2.465596
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                   TEMPLETON             TEMPLETON
                                                    FOREIGN               GROWTH           RYDEX VARIABLE        RYDEX VARIABLE
                                                   SECURITIES           SECURITIES           TRUST JUNO            TRUST NOVA
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        3,360,707    $       2,041,337    $         881,817    $          281,347
                                               ==================    =================    =================    ==================
   Investment at market                        $        4,209,546    $       2,712,794    $         767,751    $          331,448
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      4,209,546            2,712,794              767,751               331,448
LIABILITIES
   Accrued expenses                                         4,282                2,825                  821                   330
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        4,205,264    $       2,709,969    $         766,930    $          331,118
                                               ==================    =================    =================    ==================
Accumulation units outstanding                          1,677,558            1,105,575              826,684               240,721
                                               ==================    =================    =================    ==================
Unit value                                     $         2.506777    $        2.451185    $        0.927719    $         1.375523
                                               ==================    =================    =================    ==================

                                                 RYDEX VARIABLE         SCUDDER VIT
                                                  TRUST SECTOR        EAFE(R) EQUITY         SCUDDER VIT
                                                    ROTATION              INDEX           EQUITY 500 INDEX         TECHNOLOGY
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          658,729    $         934,922    $       5,660,822    $          288,873
                                               ==================    =================    =================    ==================
   Investment at market                        $          768,129    $       1,260,893    $       6,839,782    $          311,873
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        768,129            1,260,893            6,839,782               311,873
LIABILITIES
   Accrued expenses                                           778                1,306                7,247                   337
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          767,351    $       1,259,587    $       6,832,535    $          311,536
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            608,804              518,349            3,171,793               216,944
                                               ==================    =================    =================    ==================
Unit value                                     $         1.260424    $        2.429999    $        2.154155    $         1.436019
                                               ==================    =================    =================    ==================

                                                     WANGER               WANGER                                   WANGER U.S.
                                                  INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                     SELECT              SMALL CAP          WANGER SELECT          COMPANIES
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          565,435    $       7,490,288    $       1,401,520    $        5,238,106
                                               ==================    =================    =================    ==================
   Investment at market                        $          741,245    $      10,657,626    $       1,734,409    $        7,034,711
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        741,245           10,657,626            1,734,409             7,034,711
LIABILITIES
   Accrued expenses                                           730               10,825                1,801                 7,285
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          740,515    $      10,646,801    $       1,732,608    $        7,027,426
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            249,609            3,248,969              593,236             2,432,177
                                               ==================    =================    =================    ==================
Unit value                                     $         2.966699    $        3.276978    $        2.920607    $         2.889356
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                                      PHOENIX-
                                                        PHOENIX-                              PHOENIX-ALGER          ALLIANCE/
                                                        ABERDEEN           PHOENIX-AIM          SMALL-CAP            BERNSTEIN
                                                     INTERNATIONAL           GROWTH              GROWTH           ENHANCED INDEX
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           50,177   $           5,182   $             -     $            6,452
Expenses
   Mortality and expense fees                                  18,637              53,827              35,120                4,877
   Indexing (gain) loss                                           499                 757                 552                   86
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   31,041             (49,402)            (35,672)               1,489
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (4,531)                (71)              5,343                   91
Net realized gain distribution from Fund                          -                   -                45,440                  -
Net change in unrealized appreciation
   (depreciation) on investment                               302,347             227,110              41,125               36,410
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 297,816             227,039              91,908               36,501
Net increase (decrease) in net assets resulting
   from operations                                 $          328,857   $         177,637   $          56,236   $           37,990
                                                   ==================   =================   =================   ==================

                                                                                                 PHOENIX-            PHOENIX-
                                                      PHOENIX-DUFF &        PHOENIX-             ENGEMANN            ENGEMANN
                                                       PHELPS REAL          ENGEMANN            GROWTH AND          SMALL-CAP
                                                    ESTATE SECURITIES    CAPITAL GROWTH           INCOME              GROWTH
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $          116,078   $          20,444   $         143,488   $              -
Expenses
   Mortality and expense fees                                  55,690              28,464             118,998               13,095
   Indexing (gain) loss                                         1,871                 384               2,003                  307
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   58,517              (8,404)             22,487              (13,402)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (6,642)             14,784                (324)               1,362
Net realized gain distribution from Fund                      534,767                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               801,433              89,615           1,064,617               92,114
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                               1,329,558             104,399           1,064,293               93,476
Net increase (decrease) in net assets resulting
   from operations                                 $        1,388,075   $          95,995   $       1,086,780   $           80,074
                                                   ==================   =================   =================   ==================

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN            PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                       STRATEGIC         ENGEMANN VALUE       GOODWIN MONEY        SECTOR FIXED
                                                       ALLOCATION            EQUITY              MARKET               INCOME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           67,409   $          35,814   $          54,422   $          569,827
Expenses
   Mortality and expense fees                                  31,692              34,359              81,092              110,750
   Indexing (gain) loss                                           366                 656                 544                1,150
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   35,351                 799             (27,214)             457,927
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                6,575               7,669                 -                  4,898
Net realized gain distribution from Fund                       66,943                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                41,128             595,650                 -                141,770
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 114,646             603,319                 -                146,668
Net increase (decrease) in net assets resulting
   from operations                                 $          149,997   $         604,118   $         (27,214)  $          604,595
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                        PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE      PHOENIX-LAZARD
                                                      SECTOR SHORT         PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                       TERM BOND         RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $          127,226   $          18,800   $           6,655   $          241,866
Expenses
   Mortality and expense fees                                  36,399              14,804               7,385              206,563
   Indexing (gain) loss                                           342                 202                 172                4,251
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   90,485               3,794                (902)              31,052
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                6,733                (835)              1,385                1,321
Net realized gain distribution from Fund                          -                   -                 8,546              141,364
Net change in unrealized appreciation
   (depreciation) on investment                                33,945              39,172             129,711            2,756,804
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  40,678              38,337             139,642            2,899,489
Net increase (decrease) in net assets resulting
   from operations                                 $          131,163   $          42,131   $         138,740   $        2,930,541
                                                   ==================   =================   =================   ==================

                                                                           PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                      PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                     SMALL-CAP VALUE         DEBENTURE             VALUE              VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $         104,550   $         178,515   $           11,231
Expenses
   Mortality and expense fees                                   7,404              23,864             206,663               23,154
   Indexing (gain) loss                                           180                 266               3,669                  564
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (7,584)             80,420             (31,817)             (12,487)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                5,298                (639)               (850)                 236
Net realized gain distribution from Fund                       61,942              29,770              92,055               16,277
Net change in unrealized appreciation
   (depreciation) on investment                                18,738              30,361           2,180,731              438,163
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  85,978              59,492           2,271,936              454,676
Net increase (decrease) in net assets resulting
   from operations                                 $           78,394   $         139,912   $       2,240,119   $          442,189
                                                   ==================   =================   =================   ==================

                                                                            PHOENIX-
                                                                            NORTHERN         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        PHOENIX-           NASDAQ-100        BERNSTEIN MID-      BERNSTEIN SMALL-
                                                    NORTHERN DOW 30         INDEX(R)           CAP VALUE            CAP VALUE
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           28,926   $          11,188   $           9,307   $              -
Expenses
   Mortality and expense fees                                  18,898              21,827              56,782               30,221
   Indexing (gain) loss                                           254                 439               1,250                  764
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    9,774             (11,078)            (48,725)             (30,985)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (749)             (2,816)            (15,033)                (534)
Net realized gain distribution from Fund                          -                   -               457,488              354,201
Net change in unrealized appreciation
   (depreciation) on investment                                62,268             162,034             477,257              271,287
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  61,519             159,218             919,712              624,954
Net increase (decrease) in net assets resulting
   from operations                                 $           71,293   $         148,140   $         870,987   $          593,969
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                      PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                      MID-CAP GROWTH      STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -    $              -     $             -     $            1,948
Expenses
   Mortality and expense fees                                  15,961               7,692              93,733                1,234
   Indexing (gain) loss                                           290                 122               1,483                   25
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (16,251)             (7,814)            (95,216)                 689
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions               (3,101)             (9,387)               (922)                 (31)
Net realized gain distribution from Fund                          -                   -                   -                 57,507
Net change in unrealized appreciation
   (depreciation) on investment                                73,587              25,201             666,124              (33,673)
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  70,486              15,814             665,202               23,803
Net increase (decrease) in net assets resulting
   from operations                                 $           54,235   $           8,000   $         569,986   $           24,492
                                                   ==================   =================   =================   ==================

                                                                                              FEDERATED FUND      FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                    AIM V.I. PREMIER        LEVERAGED           GOVERNMENT          FUND II--
                                                         EQUITY              ALLCAP           SECURITIES II       PRIMARY SHARES
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           11,605   $             -     $       1,118,678   $          155,815
Expenses
   Mortality and expense fees                                  12,118              14,885             381,842               29,082
   Indexing (gain) loss                                           207                 293               2,926                  311
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (720)            (15,178)            733,910              126,422
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (651)              6,507              (1,207)              (2,052)
Net realized gain distribution from Fund                          -                   -               130,633                  -
Net change in unrealized appreciation
   (depreciation) on investment                               140,369              84,810            (112,644)              76,689
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 139,718              91,317              16,782               74,637
Net increase (decrease) in net assets resulting
   from operations                                 $          138,998   $          76,139   $         750,692   $          201,059
                                                   ==================   =================   =================   ==================

                                                                            VIP GROWTH                             MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           14,876   $           2,080   $           8,328   $           12,343
Expenses
   Mortality and expense fees                                  82,365               7,567              91,412               18,866
   Indexing (gain) loss                                         1,617                 125               1,427                  323
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                  (69,106)             (5,612)            (84,511)              (6,846)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  (78)               (143)             (1,300)               3,782
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                               983,905              43,640             321,483              173,245
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 983,827              43,497             320,183              177,027
Net increase (decrease) in net assets resulting
   from operations                                 $          914,721   $          37,885   $         235,672   $          170,181
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                       TEMPLETON            TEMPLETON
                                                        FOREIGN               GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                       SECURITIES           SECURITIES          TRUST JUNO          TRUST NOVA
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           28,166   $          26,754   $             -     $              118
Expenses
   Mortality and expense fees                                  34,803              28,290              15,358                2,810
   Indexing (gain) loss                                           761                 571                 (19)                  60
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (7,398)             (2,107)            (15,339)              (2,752)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  123               1,587            (157,961)               1,884
Net realized gain distribution from Fund                          -                   -                21,811                  -
Net change in unrealized appreciation
   (depreciation) on investment                               537,065             332,744             (93,611)              32,529
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 537,188             334,331            (229,761)              34,413
Net increase (decrease) in net assets resulting
   from operations                                 $          529,790   $         332,224   $        (245,100)  $           31,661
                                                   ==================   =================   =================   ==================

                                                     RYDEX VARIABLE         SCUDDER VIT
                                                      TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                        ROTATION              INDEX          EQUITY 500 INDEX       TECHNOLOGY
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $          20,542   $          59,017   $              -
Expenses
   Mortality and expense fees                                   9,300              12,346              70,325                4,186
   Indexing (gain) loss                                           163                 292               1,114                   58
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (9,463)              7,904             (12,422)              (4,244)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions              (15,411)              1,275               6,471              (16,541)
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                72,263             176,371             554,252               (5,450)
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  56,852             177,646             560,723              (21,991)
Net increase (decrease) in net assets resulting
   from operations                                 $           47,389   $         185,550   $         548,301   $          (26,235)
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                  (CONTINUED)

                                                         WANGER              WANGER                                 WANGER U.S.
                                                     INTERNATIONAL        INTERNATIONAL                              SMALLER
                                                         SELECT             SMALL CAP         WANGER SELECT         COMPANIES
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,260   $          43,975   $             -     $              -
Expenses
   Mortality and expense fees                                   6,101              94,387              16,452               68,970
   Indexing (gain) loss                                           162               2,478                 359                1,552
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (5,003)            (52,890)            (16,811)             (70,522)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  660               1,738                 600                2,083
Net realized gain distribution from Fund                          -                   -                 1,020                  -
Net change in unrealized appreciation
   (depreciation) on investment                               116,637           2,113,361             247,643            1,002,508
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                 117,297           2,115,099             249,263            1,004,591
Net increase (decrease) in net assets resulting
   from operations                                 $          112,294   $       2,062,209   $         232,452   $          934,069
                                                   ==================   =================   =================   ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes To Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                                   PHOENIX-
                                              PHOENIX-                                    PHOENIX-ALGER            ALLIANCE/
                                              ABERDEEN             PHOENIX-AIM              SMALL-CAP              BERNSTEIN
                                            INTERNATIONAL             GROWTH                  GROWTH            ENHANCED INDEX
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           31,041      $         (49,402)     $         (35,672)     $           1,489
      Net realized gain (loss)                       (4,531)                   (71)                50,783                     91
      Net change in unrealized
         appreciation (depreciation)
         on investment                              302,347                227,110                 41,125                 36,410
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 328,857                177,637                 56,236                 37,990
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          549,548              2,053,776              1,647,489                204,305
      Participant transfers                         662,756 (e)            729,811                553,331                 20,444
      Participant withdrawals                       (52,071)              (128,256)               (84,531)               (13,024)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,160,233              2,655,331              2,116,289                211,725
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,489,090              2,832,968              2,172,525                249,715
NET ASSETS
   Beginning of period                              847,262              2,712,557              1,675,813                244,027
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,336,352      $       5,545,525      $       3,848,338      $         493,742
                                         ==================      =================      =================      =================

                                                                                            PHOENIX-                PHOENIX-
                                           PHOENIX-DUFF &             PHOENIX-              ENGEMANN                ENGEMANN
                                            PHELPS REAL               ENGEMANN             GROWTH AND              SMALL-CAP
                                         ESTATE SECURITIES         CAPITAL GROWTH            INCOME                  GROWTH
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           58,517      $          (8,404)     $          22,487      $         (13,402)
      Net realized gain (loss)                      528,125                 14,784                   (324)                 1,362
      Net change in unrealized
         appreciation (depreciation)
         on investment                              801,433                 89,615              1,064,617                 92,114
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                               1,388,075                 95,995              1,086,780                 80,074
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        2,180,477                465,087              5,445,019                242,600
      Participant transfers                         734,381                 25,087 (c)          3,238,555 (b)            (69,024)
      Participant withdrawals                      (461,542)               (95,590)              (244,619)               (57,671)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 2,453,316                394,584              8,438,955                115,905
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           3,841,391                490,579              9,525,735                195,979
NET ASSETS
   Beginning of period                            2,922,080              1,934,219              5,343,645                882,527
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        6,763,471      $       2,424,798      $      14,869,380      $       1,078,506
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-                                                              PHOENIX-
                                              ENGEMANN               PHOENIX-               PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC            ENGEMANN VALUE          GOODWIN MONEY           SECTOR FIXED
                                             ALLOCATION               EQUITY                 MARKET                  INCOME
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           35,351      $             799      $         (27,214)     $         457,927
      Net realized gain (loss)                       73,518                  7,669                    -                    4,898
      Net change in unrealized
         appreciation (depreciation)
         on investment                               41,128                595,650                    -                  141,770
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 149,997                604,118                (27,214)               604,595
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          659,451                265,396              3,590,339              3,342,302
      Participant transfers                          52,418              3,843,330 (d)            590,399              4,428,415 (a)
      Participant withdrawals                      (199,716)               (90,066)              (336,755)              (476,464)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   512,153              4,018,660              3,843,983              7,294,253
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             662,150              4,622,778              3,816,769              7,898,848
NET ASSETS
   Beginning of period                            2,001,406              1,435,876              4,495,267              3,968,527
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,663,556      $       6,058,654      $       8,312,036      $      11,867,375
                                         ==================      =================      =================      =================

                                               PHOENIX-
                                            GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SECTOR SHORT           PHOENIX-KAYNE           SMALL-CAP            INTERNATIONAL
                                              TERM BOND           RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           90,485      $           3,794      $            (902)     $          31,052
      Net realized gain (loss)                        6,733                   (835)                 9,931                142,685
      Net change in unrealized
         Appreciation (depreciation)
         on investment                               33,945                 39,172                129,711              2,756,804
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         Assets resulting from
         operations                                 131,163                 42,131                138,740              2,930,541
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        2,636,156                322,874                 73,760             10,032,243
      Participant transfers                         195,732                202,650                284,663              3,946,332
      Participant withdrawals                      (128,857)               (86,447)               (28,303)              (364,681)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 2,703,031                439,077                330,120             13,613,894
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,834,194                481,208                468,860             16,544,435
NET ASSETS
   Beginning of period                              873,163                935,550                492,209              9,167,290
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        3,707,357      $       1,416,758      $         961,069      $      25,711,725
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                    PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                           SMALL-CAP VALUE           DEBENTURE                VALUE                  VALUE
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (7,584)     $          80,420      $         (31,817)     $         (12,487)
      Net realized gain (loss)                       67,240                 29,131                 91,205                 16,513
      Net change in unrealized
         appreciation (depreciation)
         on investment                               18,738                 30,361              2,180,731                438,163
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  78,394                139,912              2,240,119                442,189
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          242,357                507,605              9,413,969                674,294
      Participant transfers                         172,091                466,643              3,952,593                666,167
      Participant withdrawals                       (24,379)               (98,291)              (480,177)              (108,268)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   390,069                875,957             12,886,385              1,232,193
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             468,463              1,015,869             15,126,504              1,674,382
NET ASSETS
   Beginning of period                              301,163              1,286,242              9,556,322              1,103,381
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          769,626      $       2,302,111      $      24,682,826      $       2,777,763
                                         ==================      =================      =================      =================

                                                                      PHOENIX-
                                                                      NORTHERN           PHOENIX-SANFORD        PHOENIX-SANFORD
                                              PHOENIX-               NASDAQ-100          BERNSTEIN MID-         BERNSTEIN SMALL-
                                           NORTHERN DOW 30            INDEX(R)              CAP VALUE              CAP VALUE
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $            9,774      $         (11,078)     $         (48,725)     $         (30,985)
      Net realized gain (loss)                         (749)                (2,816)               442,455                353,667
      Net change in unrealized
         appreciation (depreciation)
         on investment                               62,268                162,034                477,257                271,287
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  71,293                148,140                870,987                593,969
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          817,383                977,360              1,210,969              1,003,810
      Participant transfers                         291,899                (93,904)             1,846,791              1,675,165
      Participant withdrawals                       (40,963)               (17,229)              (285,503)               (97,895)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,068,319                866,227              2,772,257              2,581,080
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,139,612              1,014,367              3,643,244              3,175,049
NET ASSETS
   Beginning of period                              834,894                997,824              3,251,571              1,342,425
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,974,506      $       2,012,191      $       6,894,815      $       4,517,474
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA         PHOENIX-SENECA        AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                           MID-CAP GROWTH         STRATEGIC THEME         APPRECIATION            CORE EQUITY
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT(1)
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $          (16,251)     $          (7,814)     $         (95,216)     $             689
      Net realized gain (loss)                       (3,101)                (9,387)                  (922)                57,476
      Net change in unrealized
         appreciation (depreciation)
         on investment                               73,587                 25,201                666,124                (33,673)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  54,235                  8,000                569,986                 24,492
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          443,941                156,113              4,048,893                    574
      Participant transfers                          54,084               (174,710)             1,610,285              1,274,598 (f)
      Participant withdrawals                       (22,023)               (51,232)              (172,546)                  (340)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   476,002                (69,829)             5,486,632              1,274,832
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             530,237                (61,829)             6,056,618              1,299,324
NET ASSETS
   Beginning of period                              863,625                588,955              4,730,930                    -
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,393,862      $         527,126      $      10,787,548      $       1,299,324
                                         ==================      =================      =================      =================

                                                                                          FEDERATED FUND         FEDERATED HIGH
                                                                   ALGER AMERICAN            FOR U.S.              INCOME BOND
                                          AIM V.I. PREMIER           LEVERAGED              GOVERNMENT              FUND II--
                                               EQUITY                  ALLCAP             SECURITIES II          PRIMARY SHARES
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $             (720)     $         (15,178)     $         733,910      $         126,422
      Net realized gain (loss)                         (651)                 6,507                129,426                 (2,052)
      Net change in unrealized
         appreciation (depreciation)
         on investment                              140,369                 84,810               (112,644)                76,689
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 138,998                 76,139                750,692                201,059
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,405,209                410,463             14,012,783                551,592
      Participant transfers                         946,560                 43,869              6,956,028                171,317
      Participant withdrawals                       (43,175)               (66,427)            (1,310,837)               (95,283)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 2,308,594                387,905             19,657,974                627,626
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,447,592                464,044             20,408,666                828,685
NET ASSETS
   Beginning of period                              265,836                826,432             20,454,789              1,863,201
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,713,428      $       1,290,476      $      40,863,455      $       2,691,886
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     VIP GROWTH                                  MUTUAL SHARES
                                          VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH             SECURITIES
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $          (69,106)     $          (5,612)     $         (84,511)     $          (6,846)
      Net realized gain (loss)                          (78)                  (143)                (1,300)                 3,782
      Net change in unrealized
         appreciation (depreciation)
         on investment                              983,905                 43,640                321,483                173,245
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 914,721                 37,885                235,672                170,181
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,169,065                270,609              4,348,455                308,718
      Participant transfers                       1,047,537                122,269              1,808,175                333,168
      Participant withdrawals                      (304,046)               (15,442)              (252,806)              (104,274)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,912,556                377,436              5,903,824                537,612
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,827,277                415,321              6,139,496                707,793
NET ASSETS
   Beginning of period                            5,114,811                342,354              4,125,834              1,056,351
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        7,942,088      $         757,675      $      10,265,330      $       1,764,144
                                         ==================      =================      =================      =================

                                             TEMPLETON                TEMPLETON
                                              FOREIGN                  GROWTH             RYDEX VARIABLE        RYDEX VARIABLE
                                             SECURITIES              SECURITIES             TRUST JUNO            TRUST NOVA
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (7,398)     $          (2,107)     $         (15,339)     $          (2,752)
      Net realized gain (loss)                          123                  1,587               (136,150)                 1,884
      Net change in unrealized
         appreciation (depreciation)
         on investment                              537,065                332,744                (93,611)                32,529
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 529,790                332,224               (245,100)                31,661
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,317,211                381,140                352,718                133,834
      Participant transfers                         587,071                315,512                246,139                 53,074
      Participant withdrawals                      (162,151)              (126,225)               (77,185)               (11,610)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,742,131                570,427                521,672                175,298
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           2,271,921                902,651                276,572                206,959
NET ASSETS
   Beginning of period                            1,933,343              1,807,318                490,358                124,159
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        4,205,264      $       2,709,969      $         766,930      $         331,118
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                            RYDEX VARIABLE          SCUDDER VIT
                                             TRUST SECTOR          EAFE(R) EQUITY          SCUDDER VIT
                                               ROTATION                INDEX            EQUITY 500 INDEX           TECHNOLOGY
                                              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (9,463)     $           7,904      $         (12,422)     $          (4,244)
      Net realized gain (loss)                      (15,411)                 1,275                  6,471                (16,541)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               72,263                176,371                554,252                 (5,450)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  47,389                185,550                548,301                (26,235)
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          221,789                350,609              1,673,578                 96,635
      Participant transfers                         (86,722)                 6,676                328,011                (82,750)
      Participant withdrawals                       (28,627)               (32,476)              (177,143)                (7,192)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   106,440                324,809              1,824,446                  6,693
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             153,829                510,359              2,372,747                (19,542)
NET ASSETS
   Beginning of period                              613,522                749,228              4,459,788                331,078
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          767,351      $       1,259,587      $       6,832,535      $         311,536
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               WANGER                 WANGER                                      WANGER U.S.
                                            INTERNATIONAL          INTERNATIONAL                                    SMALLER
                                               SELECT                SMALL CAP            WANGER SELECT            COMPANIES
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (5,003)     $         (52,890)     $         (16,811)     $         (70,522)
      Net realized gain (loss)                          660                  1,738                  1,620                  2,083
      Net change in unrealized
         appreciation (depreciation)
         on investment                              116,637              2,113,361                247,643              1,002,508
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                 112,294              2,062,209                232,452                934,069
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          198,442              3,109,308                534,004              1,968,435
      Participant transfers                         191,310                875,539                211,554                464,369
      Participant withdrawals                       (34,961)              (238,552)               (26,498)              (242,678)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   354,791              3,746,295                719,060              2,190,126
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             467,085              5,808,504                951,512              3,124,195
NET ASSETS
   Beginning of period                              273,430              4,838,297                781,096              3,903,231
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          740,515      $      10,646,801      $       1,732,608      $       7,027,426
                                         ==================      =================      =================      =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September
    17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes To Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                              PHOENIX-                                  PHOENIX-ALLIANCE/      PHOENIX-ALLIANCE/
                                              ABERDEEN              PHOENIX-AIM             BERNSTEIN          BERNSTEIN GROWTH
                                           INTERNATIONAL           MID-CAP EQUITY         ENHANCED INDEX            + VALUE
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $            4,204      $          (7,276)     $             150      $            (320)
   Net realized gain (loss)                           2,201                    240                     57                    555
   Net change in unrealized
      appreciation (depreciation)
      on investments                                189,114                159,717                 26,486                 23,528
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               195,519                152,681                 26,693                 23,763
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             229,638                130,048                127,863                155,321
   Participant transfers                            314,761 +              386,950                 53,767                 45,212
   Participant withdrawals                           (6,091)               (12,703)                (2,548)                (2,493)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                      538,308                504,295                179,082                198,040
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                    733,827                656,976                205,775                221,803
NET ASSETS
   Beginning of period                              113,435                208,977                 38,252                 13,157
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          847,262      $         865,953      $         244,027      $         234,960
                                         ==================      =================      =================      =================

                                                                                             PHOENIX-
                                           PHOENIX-DUFF &             PHOENIX-            ENGEMANN SMALL
                                             PHELPS REAL              ENGEMANN              & MID-CAP           PHOENIX-GOODWIN
                                          ESTATE SECURITIES        CAPITAL GROWTH             GROWTH              MONEY MARKET
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           35,326      $         (12,445)     $          (5,168)     $         (13,317)
   Net realized gain (loss)                          76,435                     35                   (233)                   -
   Net change in unrealized
      appreciation (depreciation)
      on investments                                363,807                249,528                156,470                    -
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               475,568                237,118                151,069                (13,317)
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           1,308,188              1,152,630                568,551              4,510,166
   Participant transfers                            746,693                237,741                128,563                (70,451)
   Participant withdrawals                          (32,278)               (19,991)                (1,833)              (293,718)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    2,022,603              1,370,380                695,281              4,145,997
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  2,498,171              1,607,498                846,350              4,132,680
NET ASSETS
   Beginning of period                              423,909                326,721                 36,177                362,587
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        2,922,080      $       1,934,219      $         882,527      $       4,495,267
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                          PHOENIX-GOODWIN         PHOENIX-GOODWIN
                                            MULTI-SECTOR           MULTI-SECTOR            PHOENIX-JANUS        PHOENIX-KAYNE
                                            FIXED INCOME          SHORT TERM BOND         FLEXIBLE INCOME      RISING DIVIDENDS
                                             SUBACCOUNT            SUBACCOUNT(3)            SUBACCOUNT            SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $          135,152      $          11,900      $          45,346      $             347
   Net realized gain (loss)                           1,613                    146                 62,185                  5,713
   Net change in unrealized
      appreciation (depreciation)
      on investments                                155,023                  6,580                (34,152)                63,838
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               291,788                 18,626                 73,379                 69,898
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           1,257,014                700,156              1,499,805                511,867
   Participant transfers                          1,940,023                157,600              1,186,338                328,349
   Participant withdrawals                         (152,678)                (3,219)               (27,139)                (6,624)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    3,044,359                854,537              2,659,004                833,592
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  3,336,147                873,163              2,732,383                903,490
NET ASSETS
   Beginning of period                              632,380                      -                388,416                 32,060
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        3,968,527      $         873,163      $       3,120,799      $         935,550
                                         ==================      =================      =================      =================

                                           PHOENIX-KAYNE           PHOENIX-LAZARD
                                              SMALL-CAP            INTERNATIONAL         PHOENIX-LAZARD         PHOENIX-LAZARD
                                           QUALITY VALUE           EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT(1)
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $            1,093      $           5,190      $          (1,493)     $             (69)
   Net realized gain (loss)                             591                  8,217                  3,485                  1,248
   Net change in unrealized
      appreciation (depreciation)
      on investments                                 48,761              1,270,404                 49,515                  5,858
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                                50,445              1,283,811                 51,507                  7,037
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             211,663              5,734,893                146,942                 39,493
   Participant transfers                            219,448              2,185,969                 97,331                 17,727
   Participant withdrawals                           (5,307)              (157,070)               (18,076)                  (967)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                      425,804              7,763,792                226,197                 56,253
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                    476,249              9,047,603                277,704                 63,290
NET ASSETS
   Beginning of period                               15,960                119,687                 23,459                    -
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          492,209      $       9,167,290      $         301,163      $          63,290
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                            PHOENIX-LORD            PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                            ABBETT BOND-          ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                             DEBENTURE                VALUE                   VALUE                  STOCK
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           28,741      $         (10,081)     $          (1,293)     $         (13,922)
   Net realized gain (loss)                          10,473                 18,276                  5,900                   (184)
   Net change in unrealized
      appreciation (depreciation)
      on investments                                 44,584              1,209,820                141,010                240,699
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
     from operations                                 83,798              1,218,015                145,617                226,593
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             567,007              5,133,760                492,351              1,586,941
   Participant transfers                            544,116              3,188,988                401,168                764,685 ++
   Participant withdrawals                          (11,763)              (180,543)                (7,395)               (62,180)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    1,099,360              8,142,205                886,124              2,289,446
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  1,183,158              9,360,220              1,031,741              2,516,039
NET ASSETS
   Beginning of period                              103,084                196,102                 71,640                196,518
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,286,242      $       9,556,322      $       1,103,381      $       2,712,557
                                         ==================      =================      =================      =================

                                                                                                                PHOENIX-NORTHERN
                                             PHOENIX-MFS             PHOENIX-MFS         PHOENIX-NORTHERN          NASDAQ-100
                                           INVESTORS TRUST             VALUE                   DOW 30               INDEX(R)
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------

FROM OPERATIONS
   Net investment income (loss)          $             (873)     $          14,769      $           2,807      $          (4,365)
   Net realized gain (loss)                            (178)                   143                     88                    469
   Net change in unrealized
      appreciation (depreciation)
      on investments                                 35,120                511,820                116,942                117,715
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                                34,069                526,732                119,837                113,819
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              50,097                572,176                518,070                709,396
   Participant transfers                             80,452              1,681,509                144,200                157,132
   Participant withdrawals                           (1,481)              (103,029)                (1,378)                (6,503)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                      129,068              2,150,656                660,892                860,025
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                    163,137              2,677,388                780,729                973,844
NET ASSETS
   Beginning of period                               95,574                662,826                 54,165                 23,980
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          258,711      $       3,340,214      $         834,894      $         997,824
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      PHOENIX-
                                              PHOENIX-                OAKHURST               PHOENIX-           PHOENIX-SANFORD
                                           OAKHURST GROWTH           STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                             AND INCOME              ALLOCATION               EQUITY                 VALUE
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $            4,515      $          17,736      $          (2,914)     $             935
   Net realized gain (loss)                             206                    307                    640                     13
   Net change in unrealized
      appreciation (depreciation)
      on investments                                599,754                177,506                221,869                 25,296
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               604,475                195,549                219,595                 26,244
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,445,106              1,067,703                402,034                 62,867
   Participant transfers                          1,159,372                475,071                435,289                 50,651
   Participant withdrawals                          (95,212)               (21,444)               (19,725)                  (733)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    4,509,266              1,521,330                817,598                112,785
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  5,113,741              1,716,879              1,037,193                139,029
NET ASSETS
   Beginning of period                              229,904                284,527                398,683                 27,411
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        5,343,645      $       2,001,406      $       1,435,876      $         166,440
                                         ==================      =================      =================      =================

                                          PHOENIX-SANFORD         PHOENIX-SANFORD
                                           BERNSTEIN MID-         BERNSTEIN SMALL-       PHOENIX-SENECA         PHOENIX-SENECA
                                             CAP VALUE              CAP VALUE            MID-CAP GROWTH         STRATEGIC THEME
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $          (15,958)     $          (8,918)      $         (5,685)      $         (2,525)
   Net realized gain (loss)                          92,339                 18,299                    663                  1,103
   Net change in unrealized
      appreciation (depreciation)
      on investments                                583,885                285,520                 97,386                 48,874
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               660,266                294,901                 92,364                 47,452
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             994,717                399,918                482,136                524,551
   Participant transfers                          1,161,529                385,780                192,059                 23,920
   Participant withdrawals                          (73,408)               (14,053)               (13,542)               (27,915)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    2,082,838                771,645                660,653                520,556
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  2,743,104              1,066,546                753,017                568,008
NET ASSETS
   Beginning of period                              508,467                275,879                110,608                 20,947
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        3,251,571      $       1,342,425      $         863,625      $         588,955
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                            PHOENIX-STATE
                                           STREET RESEARCH
                                              SMALL-CAP          AIM V.I. CAPITAL       AIM V.I. PREMIER         ALGER AMERICAN
                                               GROWTH              APPRECIATION              EQUITY             LEVERAGED ALLCAP
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           (8,044)     $         (23,354)     $          (1,170)     $          (5,328)
   Net realized gain (loss)                          87,332                     26                   (730)                   (27)
   Net change in unrealized
      appreciation (depreciation)
      on investments                                157,272                534,939                 36,250                108,528
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               236,560                511,611                 34,350                103,173
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           1,007,101              2,682,828                274,186                414,282
   Participant transfers                            415,908              1,447,069                (72,786)               187,406
   Participant withdrawals                          (10,559)               (56,571)                (1,097)                (8,312)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    1,412,450              4,073,326                200,303                593,376
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  1,649,010              4,584,937                234,653                696,549
NET ASSETS
   Beginning of period                               26,803                145,993                 31,183                129,883
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,675,813      $       4,730,930      $         265,836      $         826,432
                                         ==================      =================      =================      =================

                                           FEDERATED FUND         FEDERATED HIGH
                                              FOR U.S.             INCOME BOND
                                             GOVERNMENT             FUND II --                                    VIP GROWTH
                                           SECURITIES II          PRIMARY SHARES        VIP CONTRAFUND(R)        OPPORTUNITIES
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           41,492      $          12,080      $         (29,660)     $          (1,836)
   Net realized gain (loss)                          22,650                    779                  3,108                     (8)
   Net change in unrealized
      appreciation (depreciation)
      on investments                                 98,820                138,303                789,845                 53,076
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               162,962                151,162                763,293                 51,232
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           9,207,339                895,821              1,333,406                109,896
   Participant transfers                          9,563,879                718,777              2,520,463                128,171
   Participant withdrawals                         (490,830)               (17,233)              (119,467)                (1,375)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   18,280,388              1,597,365              3,734,402                236,692
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                 18,443,350              1,748,527              4,497,695                287,924
NET ASSETS
   Beginning of period                            2,011,439                114,674                617,116                 54,430
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $       20,454,789      $       1,863,201      $       5,114,811      $         342,354
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                            TEMPLETON              TEMPLETON
                                                                   MUTUAL SHARES             FOREIGN                 GROWTH
                                             VIP GROWTH             SECURITIES             SECURITIES             SECURITIES
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $          (19,826)     $          (1,259)     $           1,623      $           2,633
   Net realized gain (loss)                            (419)                   259                    544                    302
   Net change in unrealized
      appreciation (depreciation)
      on investments                                497,033                158,428                317,544                349,283
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               476,788                157,428                319,711                352,218
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           2,389,931                517,733                512,407                370,611
   Participant transfers                          1,137,929                248,381                965,716                799,591
   Participant withdrawals                          (67,658)                (8,737)               (55,788)               (68,689)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    3,460,202                757,377              1,422,335              1,101,513
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  3,936,990                914,805              1,742,046              1,453,731
NET ASSETS
   Beginning of period                              188,844                141,546                191,297                353,587
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        4,125,834      $       1,056,351      $       1,933,343      $       1,807,318
                                         ==================      =================      =================      =================

                                                                                         RYDEX VARIABLE           SCUDDER VIT
                                           RYDEX VARIABLE         RYDEX VARIABLE          TRUST SECTOR          EAFE(R) EQUITY
                                             TRUST JUNO             TRUST NOVA              ROTATION                 INDEX
                                            SUBACCOUNT(4)          SUBACCOUNT(2)          SUBACCOUNT(2)            SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           (1,867)     $            (611)     $          (1,986)     $          10,462
   Net realized gain (loss)                            (400)                   (63)                  (169)                   883
   Net change in unrealized
      appreciation (depreciation)
      on investments                                (20,455)                17,572                 37,137                152,770
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               (22,722)                16,898                 34,982                164,115
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             301,437                 92,291                258,351                342,250
   Participant transfers                            212,870                 15,383                321,516                 54,172
   Participant withdrawals                           (1,227)                  (413)                (1,327)               (16,661)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                      513,080                107,261                578,540                379,761
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                    490,358                124,159                613,522                543,876
NET ASSETS
   Beginning of period                                  -                      -                      -                  205,352
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          490,358      $         124,159      $         613,522      $         749,228
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                     WANGER
                                            SCUDDER VIT                                   WANGER FOREIGN         INTERNATIONAL
                                          EQUITY 500 INDEX           TECHNOLOGY               FORTY                SMALL CAP
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $          (11,844)     $          (1,426)     $          (1,478)     $         (24,471)
   Net realized gain (loss)                              83                    214                    612                    311
   Net change in unrealized
      appreciation (depreciation)
      on investments                                635,131                 29,759                 59,327              1,048,992
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) resulting
      from operations                               623,370                 28,547                 58,461              1,024,832
                                         ------------------      -----------------      -----------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           2,266,967                234,145                101,388              2,050,814
   Participant transfers                          1,274,087                 50,177                 88,677              1,406,090
   Participant withdrawals                          (77,623)                  (865)                (4,875)               (98,765)
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    3,463,431                283,457                185,190              3,358,139
                                         ------------------      -----------------      -----------------      -----------------
   Net increase (decrease) in
      net assets                                  4,086,801                312,004                243,651              4,382,971
NET ASSETS
   Beginning of period                              372,987                 19,074                 29,779                455,326
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        4,459,788      $         331,078      $         273,430      $       4,838,297
                                         ==================      =================      =================      =================

                                                                     WANGER U.S.
                                                                      SMALLER
                                            WANGER TWENTY            COMPANIES
                                             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------
FROM OPERATIONS
   Net investment income (loss)          $           (4,513)     $         (26,896)
   Net realized gain (loss)                             272                    917
   Net change in unrealized
      appreciation (depreciation)
      on investments                                 85,346                789,503
                                         ------------------      -----------------
   Net increase (decrease) resulting
      from operations                                81,105                763,524
                                         ------------------      -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             357,723              1,072,261
   Participant transfers                            267,436              1,540,422
   Participant withdrawals                           (5,518)               (98,219)
                                         ------------------      -----------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                      619,641              2,514,464
                                         ------------------      -----------------
   Net increase (decrease) in
      net assets                                    700,746              3,277,988
NET ASSETS
   Beginning of period                               80,350                625,243
                                         ------------------      -----------------
   End of period                         $          781,096      $       3,903,231
                                         ==================      =================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception June 3, 2003 to December 31, 2003.
(3) From inception June 16, 2003 to December 31, 2003.
(4) From inception June 30, 2003 to December 31, 2003.

                        See Notes To Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 2) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)  income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap     Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth     Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation       prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)       consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average (SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                      Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income by investing primarily in a diversified portfolio or U.S.
                                                       government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                       To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                         futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                       Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                         benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                  EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Match the performance of the Standard & Poor's 500 Composite Stock
                                                       Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                   Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                          PURCHASES         SALES
----------                                                          ---------         -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                         $    1,373,436   $     180,677
   Phoenix-AIM Growth Series                                          2,872,818         263,972
   Phoenix-Alger Small-Cap Growth Series                              2,656,945         528,700
   Phoenix-Alliance/Bernstein Enhanced Index Series                     235,868          22,406
   Phoenix-Duff & Phelps Real Estate Securities Series                4,107,224       1,056,739
   Phoenix-Engemann Capital Growth Series                               894,186         507,475
   Phoenix-Engemann Growth and Income Series                          8,756,361         285,303
   Phoenix-Engemann Small-Cap Growth Series                             312,924         210,213
   Phoenix-Engemann Strategic Allocation Series                       1,074,823         459,667
   Phoenix-Engemann Value Equity Series                               4,298,707         274,437
   Phoenix-Goodwin Money Market Series                                5,538,096       1,717,603
   Phoenix-Goodwin Multi-Sector Fixed Income Series                   9,030,070       1,269,859
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                4,067,785       1,271,231
   Phoenix-Kayne Rising Dividends Series                                627,707         184,381
   Phoenix-Kayne Small-Cap Quality Value Series                         541,890         203,658
   Phoenix-Lazard International Equity Select Series                 14,342,423         539,581
   Phoenix-Lazard Small-Cap Value Series                                633,235         188,313
   Phoenix-Lord Abbett Bond-Debenture Series                          1,314,025         326,745
   Phoenix-Lord Abbett Large-Cap Value Series                        13,313,091         351,242
   Phoenix-Lord Abbett Mid-Cap Value Series                           1,391,130         153,478
   Phoenix-Northern Dow 30 Series                                     1,182,092         102,838
   Phoenix-Northern Nasdaq-100 Index(R) Series                        1,266,269         410,027
   Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,927,084         742,425
   Phoenix-Sanford Bernstein Small-Cap Value Series                   3,061,185         153,802
   Phoenix-Seneca Mid-Cap Growth Series                                 836,016         375,726
   Phoenix-Seneca Strategic Theme Series                                190,150         267,873

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                          PURCHASES         SALES
----------                                                          ---------         -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                            $    5,601,114   $     203,641
   AIM V.I. Mid-Cap Core Equity Fund                                  1,374,446          40,185
   AIM V.I. Premier Equity Fund                                       2,359,135          48,922

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                            616,603         243,375

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                  21,402,423         860,075
   Federated High Income Bond Fund II -- Primary Shares               1,503,881         748,942

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                        2,172,126         325,809
   VIP Growth Opportunities Portfolio                                   445,917          73,678
   VIP Growth Portfolio                                               6,019,711         194,134

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                        705,850         174,390
   Templeton Foreign Securities Fund                                  1,842,943         105,978
   Templeton Growth Securities Fund                                     788,554         219,325

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                     2,261,379       1,732,939
   Rydex Variable Trust Nova Fund                                       215,269          42,527
   Rydex Variable Trust Sector Rotation Fund                            553,112         455,858

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                478,596         145,371
   Scudder VIT Equity 500 Index Fund                                  2,481,283         666,803

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                 139,980         137,535

WANGER ADVISORS TRUST
---------------------
   Wanger International Select                                          397,889          47,664
   Wanger International Small Cap                                     3,923,615         224,529
   Wanger Select                                                        801,034          96,786
   Wanger U.S. Smaller Companies                                      2,404,028         281,293

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(11)
   Accumulation units outstanding                                     873,427         377,790          65,864
   Unit value                                                       $2.674927       $2.242682       $1.722250
   Net assets (thousands)                                              $2,336            $847            $113
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              3.37%           2.13%           2.59% *
   Total return                                                        19.27%          30.22%         (8.72%)

PHOENIX-AIM GROWTH SERIES(2)
   Accumulation units outstanding                                   3,146,726       1,583,930         137,791
   Unit value                                                       $1.762316       $1.712549       $1.435302
   Net assets (thousands)                                              $5,546          $2,713            $197
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.12%               -               - *
   Total return                                                         2.91%          19.32%        (21.01%)

PHOENIX-ALGER SMALL-CAP GROWTH SERIES(16)
   Accumulation units outstanding                                   1,255,188         551,208          13,354
   Unit value                                                       $3.065944       $3.040254       $2.007167
   Net assets (thousands)                                              $3,848          $1,676             $27
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         0.84%          51.47%         (1.97%)

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(12)
   Accumulation units outstanding                                     238,527         127,867          24,985
   Unit value                                                       $2.069961       $1.908444       $1.531001
   Net assets (thousands)                                                $494            $244             $38
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.65%           1.41%           2.09% *
   Total return                                                         8.46%          24.65%         (0.72%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Accumulation units outstanding                                   1,645,377         945,517         187,290
   Unit value                                                       $4.110590       $3.090458       $2.263388
   Net assets (thousands)                                              $6,763          $2,922            $424
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              2.61%           3.90%           5.00% *
   Total return                                                        33.01%          36.54%         (1.28%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
   Accumulation units outstanding                                   1,249,116       1,032,863         217,925
   Unit value                                                       $1.941212       $1.872679       $1.499238
   Net assets (thousands)                                              $2,425          $1,934            $327
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.90%           0.06%               - *
   Total return                                                         3.66%          24.91%        (17.46%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(11)
   Accumulation units outstanding                                   6,957,079       2,727,584         147,712
   Unit value                                                       $2.137302       $1.959113       $1.556437
   Net assets (thousands)                                             $14,869          $5,344            $230
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.51%           1.51%           5.14% *
   Total return                                                         9.10%          25.87%         (3.06%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
   Accumulation units outstanding                                     464,605         411,823          24,409
   Unit value                                                       $2.321343       $2.142974       $1.482076
   Net assets (thousands)                                              $1,079            $883             $36
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         8.32%          44.59%        (16.88%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
   Accumulation units outstanding                                   1,199,234         956,228         160,922
   Unit value                                                       $2.221049       $2.093022       $1.768116
   Net assets (thousands)                                              $2,664          $2,001            $285
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              2.66%           2.99%           4.70% *
   Total return                                                         6.12%          18.38%        (10.22%)

   PHOENIX-ENGEMANN VALUE EQUITY SERIES(7)
   Accumulation units outstanding                                   2,795,118         738,637         250,880
   Unit value                                                       $2.167584       $1.943954       $1.589137
   Net assets (thousands)                                              $6,059          $1,436            $399
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.30%           0.96%           2.99% *
   Total return                                                        11.50%          22.33%        (16.20%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   PHOENIX-GOODWIN MONEY MARKET SERIES(9)
   Accumulation units outstanding                                   4,191,493       2,256,240         180,943
   Unit value                                                       $1.983073       $1.992371       $2.003869
   Net assets (thousands)                                              $8,312          $4,495            $363
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.84%           0.62%           1.23% *
   Total return                                                       (0.47%)         (0.57%)           0.01%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
   Accumulation units outstanding                                   4,586,432       1,618,115         291,735
   Unit value                                                       $2.587496       $2.452561       $2.167651
   Net assets (thousands)                                             $11,867          $3,969            $632
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              6.43%           7.08%          10.26% *
   Total return                                                         5.50%          13.14%           6.14%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(21)
   Accumulation units outstanding                                   3,486,999         854,269               -
   Unit value                                                       $1.063194       $1.022117               -
   Net assets (thousands)                                              $3,707            $873               -
   Mortality and expense ratio                                          1.25%           1.25% *             -
   Investment income ratio                                              4.37%           8.00% *             -
   Total return                                                         4.02%           0.86%               -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(15)
   Accumulation units outstanding                                     603,121         413,967          16,684
   Unit value                                                       $2.349042       $2.259965       $1.921604
   Net assets (thousands)                                              $1,417            $936             $32
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.59%           1.38%           1.64% *
   Total return                                                         3.94%          17.61%         (0.50%)

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
   Accumulation units outstanding                                     324,287         206,134           7,939
   Unit value                                                       $2.963636       $2.387813       $2.010314
   Net assets (thousands)                                                $961            $492             $16
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.13%           1.94%           6.40% *
   Total return                                                        24.12%          18.78%           3.00%

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(16)
   Accumulation units outstanding                                   9,196,498       3,751,378          62,786
   Unit value                                                       $2.795817       $2.443713       $1.906259
   Net assets (thousands)                                             $25,712          $9,167            $120
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.46%           1.45%               - *
   Total return                                                        14.41%          28.19%           5.59%

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(13)
   Accumulation units outstanding                                     254,930         112,666          12,042
   Unit value                                                       $3.018964       $2.673066       $1.948160
   Net assets (thousands)                                                $770            $301             $23
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -           0.17%           0.32% *
   Total return                                                        12.94%          37.21%         (5.40%)

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(18)
   Accumulation units outstanding                                     873,407         522,496          48,694
   Unit value                                                       $2.635783       $2.461729       $2.116974
   Net assets (thousands)                                              $2,302          $1,286            $103
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              5.48%           6.50%          27.95% *
   Total return                                                         7.07%          16.29%           3.68%

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(16)
   Accumulation units outstanding                                   8,734,470       3,761,838          99,282
   Unit value                                                       $2.825910       $2.540333       $1.975202
   Net assets (thousands)                                             $24,683          $9,556            $196
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.08%           1.01%           3.05% *
   Total return                                                        11.24%          28.61%           6.08%

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(13)
   Accumulation units outstanding                                     925,158         450,852          35,981
   Unit value                                                       $3.002474       $2.447254       $1.991092
   Net assets (thousands)                                              $2,778          $1,103             $72
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.61%           1.01%           2.68% *
   Total return                                                        22.69%          22.91%         (1.95%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   PHOENIX-NORTHERN DOW 30 SERIES(7)
   Accumulation units outstanding                                     887,039         387,683          31,643
   Unit value                                                       $2.225950       $2.153546       $1.711726
   Net assets (thousands)                                              $1,975            $835             $54
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.91%           2.02%           5.43% *
   Total return                                                         3.36%          25.81%         (9.83%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(12)
   Accumulation units outstanding                                   1,015,717         547,325          19,334
   Unit value                                                       $1.981054       $1.823094       $1.240279
   Net assets (thousands)                                              $2,012            $998             $24
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.64%               -               - *
   Total return                                                         8.66%          46.99%           7.13%

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(3)
   Accumulation units outstanding                                   2,167,342       1,215,307         264,567
   Unit value                                                       $3.181230       $2.675515       $1.921884
   Net assets (thousands)                                              $6,895          $3,252            $508
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.20%           0.31%           2.79% *
   Total return                                                        18.90%          39.21%        (17.06%)

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                                   1,364,568         491,229         143,417
   Unit value                                                       $3.310551       $2.732786       $1.923620
   Net assets (thousands)                                              $4,517          $1,342            $276
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -           1.73% *
   Total return                                                        21.14%          42.06%        (16.69%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(8)
   Accumulation units outstanding                                     763,088         498,277          81,190
   Unit value                                                       $1.826608       $1.733225       $1.362346
   Net assets (thousands)                                              $1,394            $864            $111
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         5.39%          27.22%        (17.81%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   PHOENIX-SENECA STRATEGIC THEME SERIES(5)
   Accumulation units outstanding                                     282,844         329,035          15,862
   Unit value                                                       $1.863663       $1.789944       $1.320536
   Net assets (thousands)                                                $527            $589             $21
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         4.12%          35.55%        (16.44%)

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(10)
   Accumulation units outstanding                                   5,219,343       2,410,138          95,128
   Unit value                                                       $2.066840       $1.962929       $1.534708
   Net assets (thousands)                                             $10,788          $4,731            $146
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         5.29%          27.90%         (5.25%)

   AIM V.I. MID-CAP CORE EQUITY FUND(23)
   Accumulation units outstanding                                   1,278,238               -               -
   Unit value                                                       $1.016476               -               -
   Net assets (thousands)                                              $1,299               -               -
   Mortality and expense ratio                                          1.25% *             -               -
   Investment income ratio                                              1.97% *             -               -
   Total return                                                         1.88%               -               -

   AIM V.I. PREMIER EQUITY FUND(2)
   Accumulation units outstanding                                   1,499,696         153,464          22,235
   Unit value                                                       $1.809318       $1.732236       $1.402418
   Net assets (thousands)                                              $2,713            $266             $31
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.20%           0.50%           1.17% *
   Total return                                                         4.45%          23.52%        (22.12%)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(8)
   Accumulation units outstanding                                     677,939         463,837          96,984
   Unit value                                                       $1.903528       $1.781729       $1.339215
   Net assets (thousands)                                              $1,290            $826            $130
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                         6.84%          33.04%        (15.37%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
   Accumulation units outstanding                                  18,507,393       9,478,630         942,217
   Unit value                                                       $2.207953       $2.157990       $2.134806
   Net assets (thousands)                                             $40,863         $20,455          $2,011
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              3.66%           1.66%               - *
   Total return                                                         2.32%           1.09%           4.91%

   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES(4)
   Accumulation units outstanding                                   1,026,106         774,712          57,546
   Unit value                                                       $2.623401       $2.405025       $1.992747
   Net assets (thousands)                                              $2,692          $1,863            $115
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              6.70%           2.67%               - *
   Total return                                                         9.08%          20.69%         (1.80%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(1)
   Accumulation units outstanding                                   2,997,002       2,198,361         336,189
   Unit value                                                       $2.650011       $2.326648       $1.835623
   Net assets (thousands)                                              $7,942          $5,115            $617
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.23%           0.17%               - *
   Total return                                                        13.90%          26.75%        (13.79%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(14)
   Accumulation units outstanding                                     357,051         170,564          34,722
   Unit value                                                       $2.122036       $2.007197       $1.567607
   Net assets (thousands)                                                $758            $342             $54
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.34%           0.30%               - *
   Total return                                                         5.72%          28.04%         (5.37%)

   VIP GROWTH PORTFOLIO(5)
   Accumulation units outstanding                                   5,499,640       2,254,013         135,278
   Unit value                                                       $1.866546       $1.830439       $1.395967
   Net assets (thousands)                                             $10,265          $4,126            $189
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.11%           0.04%               - *
   Total return                                                         1.97%          31.12%        (14.38%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND(4)
   Accumulation units outstanding                                     715,504         476,525          78,911
   Unit value                                                       $2.465596       $2.216777       $1.793733
   Net assets (thousands)                                              $1,764          $1,056            $142
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.82%           1.07%           0.75% *
   Total return                                                        11.22%          23.58%        (12.11%)

   TEMPLETON FOREIGN SECURITIES FUND(8)
   Accumulation units outstanding                                   1,677,558         902,728         116,619
   Unit value                                                       $2.506777       $2.141670       $1.640357
   Net assets (thousands)                                              $4,205          $1,933            $191
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.01%           1.47%               - *
   Total return                                                        17.05%          30.56%        (18.46%)

   TEMPLETON GROWTH SECURITIES FUND(6)
   Accumulation units outstanding                                   1,105,575         844,803         215,663
   Unit value                                                       $2.451185       $2.139336       $1.639532
   Net assets (thousands)                                              $2,710          $1,807            $354
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.18%           1.54%               - *
   Total return                                                        14.58%          30.48%        (14.90%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(22)
   Accumulation units outstanding                                     826,684         466,282               -
   Unit value                                                       $0.927719       $1.051631               -
   Net assets (thousands)                                                $767            $490               -
   Mortality and expense ratio                                          1.25%           1.25% *             -
   Investment income ratio                                                  -               - *             -
   Total return                                                      (11.78%)           4.42%               -

   RYDEX VARIABLE TRUST NOVA FUND(20)
   Accumulation units outstanding                                     240,721         102,171               -
   Unit value                                                       $1.375523       $1.215223               -
   Net assets (thousands)                                                $331            $124               -
   Mortality and expense ratio                                          1.25%           1.25% *             -
   Investment income ratio                                              0.05%               - *             -
   Total return                                                        13.19%          20.71%               -

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(20)
   Accumulation units outstanding                                     608,804         532,178               -
   Unit value                                                       $1.260424       $1.152852               -
   Net assets (thousands)                                                $767            $614               -
   Mortality and expense ratio                                          1.25%           1.25% *             -
   Investment income ratio                                                  -               - *             -
   Total return                                                         9.33%          15.16%               -

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(12)
   Accumulation units outstanding                                     518,349         362,523         130,849
   Unit value                                                       $2.429999       $2.066704       $1.569387
   Net assets (thousands)                                              $1,260            $749            $205
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              2.08%           3.59%          17.21% *
   Total return                                                        17.58%          31.69%         (6.25%)

   SCUDDER VIT EQUITY 500 INDEX FUND(1)
   Accumulation units outstanding                                   3,171,793       2,261,008         239,313
   Unit value                                                       $2.154155       $1.972478       $1.558575
   Net assets (thousands)                                              $6,833          $4,460            $373
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              1.05%           0.73%           6.89% *
   Total return                                                         9.21%          26.56%        (19.78%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   TECHNOLOGY PORTFOLIO(12)
   Accumulation units outstanding                                     216,944         223,927          18,826
   Unit value                                                       $1.436019       $1.478511       $1.013164
   Net assets (thousands)                                                $312            $331             $19
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                       (2.87%)          45.93%           0.70%

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT(12)
   Accumulation units outstanding                                     249,609         113,165          17,190
   Unit value                                                       $2.966699       $2.416197       $1.732362
   Net assets (thousands)                                                $741            $273             $30
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.26%           0.15%               - *
   Total return                                                        22.78%          39.47%         (2.50%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   WANGER INTERNATIONAL SMALL CAP(4)
   Accumulation units outstanding                                   3,248,969       1,899,355         262,768
   Unit value                                                       $3.276978       $2.547336       $1.732806
   Net assets (thousands)                                             $10,647          $4,838            $455
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                              0.58%           0.14%               - *
   Total return                                                        28.64%          47.01%        (20.09%)

   WANGER SELECT(4)
   Accumulation units outstanding                                     593,236         315,088          41,843
   Unit value                                                       $2.920607       $2.478981       $1.920284
   Net assets (thousands)                                              $1,733            $781             $80
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                        17.81%          29.09%         (2.28%)

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                ---------------------------------------------
SUBACCOUNT                                                           2004           2003            2002
----------                                                      -------------   -------------   -------------
   WANGER U.S. SMALLER COMPANIES(1)
   Accumulation units outstanding                                   2,432,177       1,578,582         357,636
   Unit value                                                       $2.889356       $2.472617       $1.748265
   Net assets (thousands)                                              $7,027          $3,903            $625
   Mortality and expense ratio                                          1.25%           1.25%           1.25% *
   Investment income ratio                                                  -               -               - *
   Total return                                                        16.85%          41.43%        (20.36%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception May 16, 2002 to December 31, 2002.
(2) From inception May 23, 2002 to December 31, 2002.
(3) From inception June 3, 2002 to December 31, 2002.
(4) From inception June 12, 2002 to December 31, 2002.
(5) From inception June 21, 2002 to December 31, 2002.
(6) From inception June 25, 2002 to December 31, 2002.
(7) From inception June 27, 2002 to December 31, 2002.
(8) From inception July 1, 2002 to December 31, 2002.
(9) From inception July 11, 2002 to December 31, 2002.
(10) From inception July 15, 2002 to December 31, 2002.
(11) From inception July 16, 2002 to December 31, 2002.
(12) From inception August 1, 2002 to December 31, 2002.
(13) From inception August 20, 2002 to December 31, 2002.
(14) From inception August 27, 2002 to December 31, 2002.
(15) From inception September 12, 2002 to December 31, 2002.
(16) From inception October 1, 2002 to December 31, 2002.
(17) From inception October 24, 2002 to December 31, 2002.
(18) From inception November 1, 2002 to December 31, 2002.
(19) From inception January 2, 2003 to December 31, 2003.
(20) From inception June 3, 2003 to December 31, 2003.
(21) From inception June 16, 2003 to December 31, 2003.
(22) From inception June 30, 2003 to December 31, 2003.
(23) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                            PHOENIX-                                                        PHOENIX-ALLIANCE/
                                            ABERDEEN                                   PHONEIX-ALGER           BERNSTEIN
                                         INTERNATIONAL           PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
                                             SERIES             GROWTH SERIES          GROWTH SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           377,790              1,583,930                551,208                127,867
Participant deposits                             236,848              1,205,489                539,755                107,035
Participant transfers                            281,076 (e)            433,960                193,279                 10,420
Participant withdrawals                          (22,287)               (76,653)               (29,054)                (6,795)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 873,427              3,146,726              1,255,188                238,527
                                       ======================================================================================

                                         PHOENIX-DUFF &            PHOENIX-              PHOENIX-               PHOENIX-
                                           PHELPS REAL             ENGEMANN              ENGEMANN            ENGEMANN SMALL-
                                       ESTATE SECURITIES        CAPITAL GROWTH          GROWTH AND             CAP GROWTH
                                             SERIES                 SERIES             INCOME SERIES             SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           945,517              1,032,863              2,727,584                411,823
Participant deposits                             639,624                246,167              2,733,000                110,459
Participant transfers                            195,402                 21,254 (c)          1,619,426 (b)            (30,515)
Participant withdrawals                         (135,166)               (51,168)              (122,931)               (27,162)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,645,377              1,249,116              6,957,079                464,605
                                       ======================================================================================

                                           PHOENIX-               PHOENIX-                                      PHOENIX-
                                           ENGEMANN               ENGEMANN               PHOENIX-            GOODWIN MULTI-
                                          STRATEGIC             VALUE EQUITY           GOODWIN MONEY          SECTOR FIXED
                                       ALLOCATION SERIES           SERIES              MARKET SERIES          INCOME SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           956,228                738,637              2,256,240              1,618,115
Participant deposits                             310,261                132,610              1,807,094              1,355,983
Participant transfers                             26,169              1,968,182 (d)            297,676              1,803,702 (a)
Participant withdrawals                          (93,424)               (44,311)              (169,517)              (191,368)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,199,234              2,795,118              4,191,493              4,586,432
                                       ======================================================================================

                                            PHOENIX-
                                         GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                          SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                           TERM BOND          RISING DIVIDENDS         QUALITY VALUE          EQUITY SELECT
                                             SERIES                SERIES                  SERIES                SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           854,269                413,967                206,134              3,751,378
Participant deposits                           2,557,492                140,231                 28,011              4,017,892
Participant transfers                            198,577                 86,464                101,296              1,573,048
Participant withdrawals                         (123,339)               (37,541)               (11,154)              (145,820)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               3,486,999                603,121                324,287              9,196,498
                                       ======================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                         PHOENIX-LAZARD         PHOENIX-LORD           PHOENIX-LORD            PHOENIX-LORD
                                        SMALL-CAP VALUE         ABBETT BOND-         ABBETT LARGE-CAP         ABBETT MID-CAP
                                            SERIES            DEBENTURE SERIES         VALUE SERIES            VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           112,666                522,496              3,761,838                450,852
Participant deposits                              88,102                202,975              3,635,367                257,695
Participant transfers                             62,927                186,911              1,521,617                256,819
Participant withdrawals                           (8,765)               (38,975)              (184,352)               (40,208)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 254,930                873,407              8,734,470                925,158
                                       ======================================================================================

                                                                  PHOENIX-
                                            PHOENIX-          NORTHERN NASDAQ-       PHOENIX-SANFORD        PHOENIX-SANFORD
                                        NORTHERN DOW 30         100 INDEX(R)          BERNSTEIN MID-        BERNSTEIN SMALL-
                                             SERIES                SERIES            CAP VALUE SERIES       CAP VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           387,683                547,325              1,215,307                491,229
Participant deposits                             379,999                533,451                432,708                347,457
Participant transfers                            138,312                (55,460)               620,076                559,361
Participant withdrawals                          (18,955)                (9,599)              (100,749)               (33,479)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 887,039              1,015,717              2,167,342              1,364,568
                                       ======================================================================================

                                        PHOENIX-SENECA         PHONEIX-SENECA        AIM V.I. CAPITAL
                                        MID-CAP GROWTH        STRATEGIC THEME          APPRECIATION         AIM V.I. MID-CAP
                                            SERIES                 SERIES                  FUND             CORE EQUITY FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           498,277                329,035              2,410,138                    -
Participant deposits                             251,454                 87,940              2,069,367                    569
Participant transfers                             26,575               (104,553)               829,024              1,278,006 (f)
Participant withdrawals                          (13,218)               (29,578)               (89,186)                  (337)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 763,088                282,844              5,219,343              1,278,238
                                       ======================================================================================

                                                                                      FEDERATED FUND         FEDERATED HIGH
                                                               ALGER AMERICAN            FOR U.S.              INCOME BOND
                                       AIM V.I. PREMIER       LEVERAGED ALLCAP          GOVERNMENT              FUND II--
                                          EQUITY FUND             PORTFOLIO            SECURITIES II         PRIMARY SHARES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           153,464                463,837              9,478,630                774,712
Participant deposits                             821,556                229,749              6,446,583                225,611
Participant transfers                            550,201                 22,116              3,182,929                 63,441
Participant withdrawals                          (25,525)               (37,763)              (600,749)               (37,658)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,499,696                677,939             18,507,393              1,026,106
                                       ======================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                                                 VIP GROWTH
                                       VIP CONTRAFUND(R)        OPPORTUNITIES           VIP GROWTH            MUTUAL SHARES
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO           SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                         2,198,361                170,564              2,254,013                476,525
Participant deposits                             488,708                133,584              2,387,758                136,201
Participant transfers                            435,083                 60,759              1,000,262                147,998
Participant withdrawals                         (125,150)                (7,856)              (142,393)               (45,220)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               2,997,002                357,051              5,499,640                715,504
                                       ======================================================================================

                                           TEMPLETON              TEMPLETON
                                            FOREIGN                GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                        SECURITIES FUND        SECURITIES FUND        TRUST JUNO FUND        TRUST NOVA FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           902,728                844,803                466,282                102,171
Participant deposits                             586,893                173,861                356,765                106,848
Participant transfers                            259,609                143,275                 85,550                 40,734
Participant withdrawals                          (71,672)               (56,364)               (81,913)                (9,032)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,677,558              1,105,575                826,684                240,721
                                       ======================================================================================

                                                                SCUDDER VIT
                                        RYDEX VARIABLE         EAFE(R) EQUITY           SCUDDER VIT
                                         TRUST SECTOR               INDEX            EQUITY 500 INDEX           TECHNOLOGY
                                         ROTATION FUND              FUND                    FUND                PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           532,178                362,523              2,261,008                223,927
Participant deposits                             188,788                167,272                833,976                 67,516
Participant transfers                            (87,432)                 3,908                164,248                (69,591)
Participant withdrawals                          (24,730)               (15,354)               (87,439)                (4,908)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 608,804                518,349              3,171,793                216,944
                                       ======================================================================================

                                             WANGER                WANGER                                      WANGER U.S.
                                         INTERNATIONAL          INTERNATIONAL                                    SMALLER
                                             SELECT               SMALL CAP            WANGER SELECT            COMPANIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           113,165              1,899,355                315,088              1,578,582
Participant deposits                              76,763              1,121,186                206,567                769,016
Participant transfers                             73,078                312,666                 81,520                178,482
Participant withdrawals                          (13,397)               (84,238)                (9,939)               (93,903)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 249,609              3,248,969                593,236              2,432,177
                                       ======================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                            PHOENIX-                                 PHOENIX-ALLIANCE/
                                            ABERDEEN          PHOENIX-AIM MID-           BERNSTEIN          PHOENIX-ALLIANCE/
                                         INTERNATIONAL           CAP EQUITY           ENHANCED INDEX        BERNSTEIN GROWTH
                                             SERIES                SERIES                 SERIES             + VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            65,864                113,800                 24,985                  8,708
Participant deposits                             124,099                 63,993                 71,713                 90,886
Participant transfers                            190,982                200,558                 32,591                 26,728
Participant withdrawals                           (3,155)                (5,844)                (1,422)                (1,392)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 377,790                372,507                127,867                124,930
                                       ======================================================================================

                                         PHOENIX-DUFF &           PHOENIX-               PHOENIX-
                                          PHELPS REAL             ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                       ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP             GOODWIN MONEY
                                            SERIES                  SERIES             GROWTH SERIES          MARKET SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           187,290                217,925                 24,409                180,943
Participant deposits                             477,188                681,278                316,217              2,257,835
Participant transfers                            292,820                144,981                 72,092                (35,593)
Participant withdrawals                          (11,781)               (11,321)                  (895)              (146,945)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 945,517              1,032,863                411,823              2,256,240
                                       ======================================================================================

                                                                  PHOENIX-
                                           PHOENIX-            GOODWIN MULTI-
                                        GOODWIN MULTI-          SECTOR SHORT           PHOENIX-JANUS          PHOENIX-KAYNE
                                         SECTOR FIXED             TERM BOND           FLEXIBLE INCOME        RISING DIVIDENDS
                                         INCOME SERIES             SERIES                 SERIES                  SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           291,735                    -                  180,283                 16,684
Participant deposits                             543,108                699,225                675,922                244,011
Participant transfers                            849,612                158,262                534,623                156,386
Participant withdrawals                          (66,340)                (3,218)               (12,053)                (3,114)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,618,115                854,269              1,378,775                413,967
                                       ======================================================================================

                                          PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SMALL-CAP           INTERNATIONAL          PHOENIX-LAZARD        PHOENIX-LAZARD
                                          QUALITY VALUE         EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP
                                             SERIES                SERIES                 SERIES                 SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                             7,939                 62,786                 12,042                    -
Participant deposits                              97,258              2,715,978                 67,619                 17,389
Participant transfers                            103,468              1,040,017                 41,205                  7,883
Participant withdrawals                           (2,531)               (67,403)                (8,200)                  (391)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 206,134              3,751,378                112,666                 24,881
                                       ======================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                          PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD            PHOENIX-MFS
                                          ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH
                                        DEBENTURE SERIES         VALUE SERIES           VALUE SERIES           STOCK SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            48,694                 99,282                 35,981                137,791
Participant deposits                             242,968              2,289,608                231,176                984,761
Participant transfers                            235,732              1,449,204                187,221                499,296
Participant withdrawals                           (4,898)               (76,256)                (3,526)               (37,918)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 522,496              3,761,838                450,852              1,583,930
                                       ======================================================================================

                                          PHOENIX-MFS                                     PHOENIX-              PHOENIX-
                                        INVESTORS TRUST           PHOENIX-MFS          NORTHERN DOW 30       NORTHERN NASDAQ-
                                             SERIES              VALUE SERIES              SERIES            INDEX(R) SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            60,234                379,890                 31,643                 19,334
Participant deposits                              28,362                293,691                279,372                437,367
Participant transfers                             46,931                933,431                 77,351                 94,690
Participant withdrawals                             (811)               (54,232)                  (683)                (4,066)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 134,716              1,552,780                387,683                547,325
                                       ======================================================================================

                                             PHOENIX-              PHOENIX-
                                         OAKHURST GROWTH           OAKHURST               PHOENIX-           PHOENIX-SANFORD
                                           AND INCOME             STRATEGIC            OAKHURST VALUE        BERNSTEIN GLOBAL
                                             SERIES           ALLOCATION SERIES        EQUITY SERIES           VALUE SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           147,712                160,922                250,880                 15,919
Participant deposits                           1,962,820                555,159                233,637                 31,871
Participant transfers                            667,881                250,930                265,331                 26,266
Participant withdrawals                          (50,829)               (10,783)               (11,211)                  (344)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               2,727,584                956,228                738,637                 73,712
                                       ======================================================================================

                                        PHOENIX-SANFORD        PHOENIX-SANFORD        PHOENIX-SENECA          PHOENIX-SENECA
                                         BERNSTEIN MID-        BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME
                                        CAP VALUE SERIES       CAP VALUE SERIES           SERIES                  SERIES
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           264,567                143,417                 81,190                 15,862
Participant deposits                             427,905                173,534                293,020                315,307
Participant transfers                            554,946                180,608                132,723                 13,914
Participant withdrawals                          (32,111)                (6,330)                (8,656)               (16,048)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               1,215,307                491,229                498,277                329,035
                                       ======================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                         PHOENIX-STATE
                                        STREET RESEARCH        AIM V.I. CAPITAL                               ALGER AMERICAN
                                           SMALL-CAP             APPRECIATION         AIM V.I. PREMIER       LEVERAGED ALLCAP
                                         GROWTH SERIES               FUND               EQUITY FUND             PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            13,354                 95,128                 22,235                 96,984
Participant deposits                             386,662              1,527,690                171,805                252,998
Participant transfers                            154,795                817,368                (39,877)               118,873
Participant withdrawals                           (3,603)               (30,048)                  (699)                (5,018)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 551,208              2,410,138                153,464                463,837
                                       ======================================================================================

                                         FEDERATED FUND          FEDERATED HIGH
                                            FOR U.S.              INCOME BOND                                   VIP GROWTH
                                           GOVERNMENT              FUND II--         VIP CONTRAFUND(R)        OPPORTUNITIES
                                         SECURITIES II          PRIMARY SHARES           PORTFOLIO              PORTFOLIO
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           942,217                 57,546                336,189                 34,722
Participant deposits                           4,297,768                396,096                642,539                 60,948
Participant transfers                          4,467,178                328,424              1,276,958                 75,630
Participant withdrawals                         (228,533)                (7,354)               (57,325)                  (736)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               9,478,630                774,712              2,198,361                170,564
                                       ======================================================================================

                                                                                         TEMPLETON               TEMPLETON
                                          VIP GROWTH            MUTUAL SHARES             FOREIGN                 GROWTH
                                           PORTFOLIO           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           135,278                 78,911                116,619                215,663
Participant deposits                           1,450,987                273,068                268,025                193,698
Participant transfers                            707,225                128,880                547,587                472,994
Participant withdrawals                          (39,477)                (4,334)               (29,503)               (37,552)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               2,254,013                476,525                902,728                844,803
                                       ======================================================================================

                                                                                                                SCUDDER VIT
                                                                                       RYDEX VARIABLE         EAFE(R) EQUITY
                                         RYDEX VARIABLE         RYDEX VARIABLE          TRUST SECTOR               INDEX
                                        TRUST JUNO FUND        TRUST NOVA FUND         ROTATION FUND               FUND
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                               -                      -                      -                  130,849
Participant deposits                             275,644                 87,304                229,606                207,818
Participant transfers                            191,773                 15,242                303,761                 33,497
Participant withdrawals                           (1,135)                  (375)                (1,189)                (9,641)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                 466,282                102,171                532,178                362,523
                                       ======================================================================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                              SUBACCOUNT
                                       --------------------------------------------------------------------------------------

                                           SCUDDER VIT                                                           WANGER
                                        EQUITY 500 INDEX          TECHNOLOGY          WANGER FOREIGN          INTERNATIONAL
                                              FUND                PORTFOLIO                FORTY                SMALL CAP
                                       -----------------      -----------------      -----------------      -----------------
Accumulation units outstanding,
   beginning of period                           239,313                 18,826                 17,190                262,768
Participant deposits                           1,327,933                169,671                 49,380                960,517
Participant transfers                            736,095                 36,051                 48,933                719,816
Participant withdrawals                          (42,333)                  (621)                (2,338)               (43,746)
                                       --------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                               2,261,008                223,927                113,165              1,899,355
                                       ======================================================================================

                                                                  WANGER U.S.
                                                                   SMALLER
                                         WANGER TWENTY            COMPANIES
                                       -----------------      -----------------
Accumulation units outstanding,
   beginning of period                            41,843                357,636
Participant deposits                             154,891                481,809
Participant transfers                            120,646                784,242
Participant withdrawals                           (2,292)               (45,105)
                                       ----------------------------------------
Accumulation units outstanding,
   end of period                                 315,088              1,578,582
                                       ========================================

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.125% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $39,921, $9,127 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $174,202, $31,571 and $355 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

    On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

    On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

    On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

    On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

    On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

    On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

    Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

    At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

    Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

    The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

    Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

    Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

    Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO] PRICEWATERHOUSECOOPERS PWC

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 2)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L   R E P O R T

          Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004

                                                          DEATH BENEFIT OPTION 3




                          [LOGO] PHOENIX(R)

                  VA0560AR3  (C)  2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                     PHOENIX-                               PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                     ABERDEEN           PHOENIX-AIM           SMALL-CAP            BERNSTEIN
                                                  INTERNATIONAL            GROWTH               GROWTH            ENHANCED INDEX
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          272,414    $         763,237    $         377,219    $           21,086
                                               ==================    =================    =================    ==================
   Investment at market                        $          383,562    $         826,786    $         404,613    $           25,775
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        383,562              826,786              404,613                25,775
LIABILITIES
   Accrued expenses                                           444                  963                  458                    31
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          383,118    $         825,823    $         404,155    $           25,744
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            143,897              470,800              132,298                12,495
                                               ==================    =================    =================    ==================
Unit value                                     $         2.662444    $        1.754083    $        3.054873    $         2.060330
                                               ==================    =================    =================    ==================

                                                                                               PHOENIX-              PHOENIX-
                                                  PHOENIX-DUFF &          PHOENIX-             ENGEMANN              ENGEMANN
                                                   PHELPS REAL            ENGEMANN            GROWTH AND            SMALL-CAP
                                                ESTATE SECURITIES      CAPITAL GROWTH           INCOME                GROWTH
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          432,811    $         199,523    $       1,133,948    $           89,350
                                               ==================    =================    =================    ==================
   Investment at market                        $          524,551    $         242,875    $       1,295,160    $          101,742
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        524,551              242,875            1,295,160               101,742
LIABILITIES
   Accrued expenses                                           543                  293                1,479                   121
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          524,008    $         242,582    $       1,293,681    $          101,621
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            128,075              125,551              608,127                43,982
                                               ==================    =================    =================    ==================
Unit value                                     $         4.091412    $        1.932140    $        2.127320    $         2.310509
                                               ==================    =================    =================    ==================

                                                     PHOENIX-                                                       PHOENIX-
                                                     ENGEMANN             PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                                    STRATEGIC          ENGEMANN VALUE       GOODWIN MONEY         SECTOR FIXED
                                                    ALLOCATION             EQUITY               MARKET               INCOME
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $        1,662,204    $         775,577    $         937,633    $        1,706,973
                                               ==================    =================    =================    ==================
   Investment at market                        $        1,737,784    $         877,731    $         937,633    $        1,755,473
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                      1,737,784              877,731              937,633             1,755,473
LIABILITIES
   Accrued expenses                                         1,995                1,026                1,074                 2,024
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $        1,735,789    $         876,705    $         936,559    $        1,753,449
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            785,188              406,360              474,494               680,837
                                               ==================    =================    =================    ==================
Unit value                                     $         2.210667    $        2.157456    $        1.973808    $         2.575430
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                    PHOENIX-
                                                 GOODWIN MULTI-                             PHOENIX-KAYNE        PHOENIX-LAZARD
                                                  SECTOR SHORT          PHOENIX-KAYNE         SMALL-CAP           INTERNATIONAL
                                                   TERM BOND          RISING DIVIDENDS      QUALITY VALUE         EQUITY SELECT
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          309,773    $         183,303    $         199,012    $        1,809,649
                                               ==================    =================    =================    ==================
   Investment at market                        $          315,282    $         193,640    $         239,955    $        2,188,727
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        315,282              193,640              239,955             2,188,727
LIABILITIES
   Accrued expenses                                           356                  228                  274                 2,482
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          314,926    $         193,412    $         239,681    $        2,186,245
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            296,919               82,635               81,169               784,811
                                               ==================    =================    =================    ==================
Unit value                                     $         1.060648    $        2.340549    $        2.952887    $         2.785696
                                               ==================    =================    =================    ==================

                                                                        PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD
                                                  PHOENIX-LAZARD        ABBETT BOND-       ABBETT LARGE-CAP      ABBETT MID-CAP
                                                 SMALL-CAP VALUE          DEBENTURE              VALUE               VALUE
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $           12,770    $         390,456    $       1,683,160    $          197,305
                                               ==================    =================    =================    ==================
   Investment at market                        $           13,612    $         404,306    $       1,960,812    $          260,636
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                         13,612              404,306            1,960,812               260,636
LIABILITIES
   Accrued expenses                                            13                  472                2,226                   292
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $           13,599    $         403,834    $       1,958,586    $          260,344
                                               ==================    =================    =================    ==================
Accumulation units outstanding                              4,521              153,768              695,606                87,025
                                               ==================    =================    =================    ==================
Unit value                                     $         3.008019    $        2.626255    $        2.815656    $         2.991612
                                               ==================    =================    =================    ==================

                                                                          PHOENIX-
                                                                          NORTHERN         PHOENIX-SANFORD      PHOENIX-SANFORD
                                                    PHOENIX-             NASDAQ-100        BERNSTEIN MID-       BERNSTEIN SMALL-
                                                NORTHERN DOW 30           INDEX(R)            CAP VALUE            CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $           87,243    $         138,934    $         263,517    $          201,179
                                               ==================    =================    =================    ==================
   Investment at market                        $          101,188    $         168,587    $         305,885    $          249,548
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        101,188              168,587              305,885               249,548
LIABILITIES
   Accrued expenses                                           118                  198                  341                   285
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          101,070    $         168,389    $         305,544    $          249,263
                                               ==================    =================    =================    ==================
Accumulation units outstanding                             45,618               85,398               96,495                75,646
                                               ==================    =================    =================    ==================
Unit value                                     $         2.215566    $        1.971806    $        3.166443    $         3.295124
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                  PHOENIX-SENECA      PHOENIX-SENECA       AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                  MID-CAP GROWTH      STRATEGIC THEME        APPRECIATION         CORE EQUITY
                                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          151,963    $          68,412    $         832,496    $          260,621
                                               ==================    =================    =================    ==================
   Investment at market                        $          178,950    $          93,332    $         965,249    $          254,728
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        178,950               93,332              965,249               254,728
LIABILITIES
   Accrued expenses                                           207                  109                1,092                   260
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          178,743    $          93,223    $         964,157    $          254,468
                                               ==================    =================    =================    ==================
Accumulation units outstanding                             98,312               50,256              468,675               250,398
                                               ==================    =================    =================    ==================
Unit value                                     $         1.818118    $        1.854964    $        2.057195    $         1.016354
                                               ==================    =================    =================    ==================

                                                                                            FEDERATED FUND       FEDERATED HIGH
                                                                       ALGER AMERICAN          FOR U.S.           INCOME BOND
                                                 AIM V.I. PREMIER         LEVERAGED           GOVERNMENT           FUND II --
                                                      EQUITY               ALLCAP            SECURITIES II       PRIMARY SHARES
                                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          287,513    $          62,421    $       3,422,649    $          704,357
                                               ==================    =================    =================    ==================
   Investment at market                        $          320,944    $          75,066    $       3,427,630    $          744,073
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        320,944               75,066            3,427,630               744,073
LIABILITIES
   Accrued expenses                                           346                   85                3,929                   873
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          320,598    $          74,981    $       3,423,701    $          743,200
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            178,025               39,576            1,557,908               284,623
                                               ==================    =================    =================    ==================
Unit value                                     $         1.800858    $        1.894619    $        2.197627    $         2.611175
                                               ==================    =================    =================    ==================

                                                                         VIP GROWTH                               MUTUAL SHARES
                                                VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH            SECURITIES
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          160,757    $          56,926    $         773,915    $          145,824
                                               ==================    =================    =================    ==================
   Investment at market                        $          205,792    $          65,257    $         849,307    $          179,894
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        205,792               65,257              849,307               179,894
LIABILITIES
   Accrued expenses                                           238                   75                  974                   209
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          205,554    $          65,182    $         848,333    $          179,685
                                               ==================    =================    =================    ==================
Accumulation units outstanding                             77,930               30,861              456,624                73,219
                                               ==================    =================    =================    ==================
Unit value                                     $         2.637658    $        2.112142    $        1.857837    $         2.454074
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)

                                                   TEMPLETON             TEMPLETON
                                                    FOREIGN               GROWTH            RYDEX VARIABLE       RYDEX VARIABLE
                                                   SECURITIES            SECURITIES           TRUST JUNO           TRUST NOVA
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $          247,226    $         188,426    $         132,050    $           40,058
                                               ==================    =================    =================    ==================
   Investment at market                        $          283,886    $         232,128    $         124,271    $           47,103
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        283,886              232,128              124,271                47,103
LIABILITIES
   Accrued expenses                                           312                  269                  134                    55
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          283,574    $         231,859    $         124,137    $           47,048
                                               ==================    =================    =================    ==================
Accumulation units outstanding                            113,653               95,033              134,131                34,287
                                               ==================    =================    =================    ==================
Unit value                                     $         2.495090    $        2.439757    $        0.925492    $         1.372198
                                               ==================    =================    =================    ==================

                                                 RYDEX VARIABLE         SCUDDER VIT
                                                  TRUST SECTOR         EAFE(R) EQUITY        SCUDDER VIT
                                                    ROTATION               INDEX          EQUITY 500 INDEX         TECHNOLOGY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $           98,541    $         115,781    $         443,997    $          129,337
                                               ==================    =================    =================    ==================
   Investment at market                        $          110,378    $         142,525    $         530,050    $          138,075
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                        110,378              142,525              530,050               138,075
LIABILITIES
   Accrued expenses                                           127                  164                  620                   161
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $          110,251    $         142,361    $         529,430    $          137,914
                                               ==================    =================    =================    ==================
Accumulation units outstanding                             87,681               58,859              246,922                96,489
                                               ==================    =================    =================    ==================
Unit value                                     $         1.257407    $        2.418662    $        2.144123    $         1.429319
                                               ==================    =================    =================    ==================

                                                     WANGER               WANGER                                   WANGER U.S.
                                                  INTERNATIONAL        INTERNATIONAL                                SMALLER
                                                     SELECT              SMALL CAP          WANGER SELECT          COMPANIES
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               ------------------    -----------------    -----------------    ------------------
ASSETS
   Investment at cost                          $           25,650    $         543,510    $          73,538    $          259,948
                                               ==================    =================    =================    ==================
   Investment at market                        $           29,878    $         801,955    $          90,433    $          364,153
                                               ------------------    -----------------    -----------------    ------------------
      Total assets                                         29,878              801,955               90,433               364,153
LIABILITIES
   Accrued expenses                                            32                  914                  102                   419
                                               ------------------    -----------------    -----------------    ------------------
NET ASSETS                                     $           29,846    $         801,041    $          90,331    $          363,734
                                               ==================    =================    =================    ==================
Accumulation units outstanding                             10,107              245,590               31,074               126,477
                                               ==================    =================    =================    ==================
Unit value                                     $         2.952847    $        3.261695    $        2.907000    $         2.875887
                                               ==================    =================    =================    ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                              PHOENIX-ALGER      PHOENIX-ALLIANCE/
                                                        ABERDEEN           PHOENIX-AIM          SMALL-CAP            BERNSTEIN
                                                      INTERNATIONAL          GROWTH               GROWTH           ENHANCED INDEX
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            8,669   $             774   $             -     $              353
Expenses
   Mortality and expense fees                                   4,030               8,032               3,379                  331
   Indexing (gain) loss                                           118                 126                  65                    6
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    4,521              (7,384)             (3,444)                  16
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                2,718                (233)               (178)                  (8)
Net realized gain distribution from Fund                          -                   -                 3,272                  -
Net change in unrealized appreciation
   (depreciation) on investment                                52,440              36,733              15,605                1,898
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  55,158              36,500              18,699                1,890
Net increase (decrease) in net assets resulting
   from operations                                 $           59,679   $          29,116   $          15,255   $            1,906
                                                   ==================   =================   =================   ==================

                                                                                                 PHOENIX-            PHOENIX-
                                                      PHOENIX-DUFF &         PHOENIX-            ENGEMANN            ENGEMANN
                                                       PHELPS REAL           ENGEMANN           GROWTH AND          SMALL-CAP
                                                    ESTATE SECURITIES     CAPITAL GROWTH          INCOME              GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            7,628   $           1,993   $          12,386   $              -
Expenses
   Mortality and expense fees                                   4,106               2,694              11,287                1,375
   Indexing (gain) loss                                           132                  43                 204                   35
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    3,390                (744)                895               (1,410)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  859               2,552                 413               (1,981)
Net realized gain distribution from Fund                       37,500                 -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                55,759              11,060              95,084                6,517
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  94,118              13,612              95,497                4,536
Net increase (decrease) in net assets resulting
   from operations                                 $           97,508   $          12,868   $          96,392   $            3,126
                                                   ==================   =================   =================   ==================

                                                        PHOENIX-                                                     PHOENIX-
                                                        ENGEMANN             PHOENIX-           PHOENIX-          GOODWIN MULTI-
                                                       STRATEGIC          ENGEMANN VALUE      GOODWIN MONEY        SECTOR FIXED
                                                       ALLOCATION             EQUITY             MARKET               INCOME
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $           37,777   $           5,069   $           7,800   $           76,009
Expenses
   Mortality and expense fees                                  18,229               5,590              14,379               16,100
   Indexing (gain) loss                                           243                 117                 108                  188
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   19,305                (638)             (6,687)              59,721
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                 (242)                 14                 -                  (354)
Net realized gain distribution from Fund                       43,764                 -                   -                   -
Net change in unrealized appreciation
   (depreciation) on investment                                25,289              80,321                 -                 23,432
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  68,811              80,335                 -                 23,078
Net increase (decrease) in net assets resulting
   from operations                                 $           88,116   $          79,697   $          (6,687)  $           82,799
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                       PHOENIX-
                                                     GOODWIN MULTI-                           PHOENIX-KAYNE       PHOENIX-LAZARD
                                                     SECTOR SHORT         PHOENIX-KAYNE          SMALL-CAP         INTERNATIONAL
                                                      TERM BOND         RISING DIVIDENDS       QUALITY VALUE       EQUITY SELECT
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            9,535   $           2,566   $           1,645   $           21,374
Expenses
   Mortality and expense fees                                   2,749               1,957               2,222               20,485
   Indexing (gain) loss                                            29                  28                  61                  439
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                    6,757                 581                (638)                 450
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  (71)              1,113                 371                  873
Net realized gain distribution from Fund                          -                   -                 2,234               11,979
Net change in unrealized appreciation
   (depreciation) on investment                                 4,882               5,828              37,071              242,911
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   4,811               6,941              39,676              255,763
Net increase (decrease) in net assets resulting
   from operations                                 $           11,568   $           7,522   $          39,038   $          256,213
                                                   ==================   =================   =================   ==================

                                                                           PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD
                                                      PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP
                                                     SMALL-CAP VALUE         DEBENTURE             VALUE              VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $          21,117   $          14,082   $              998
Expenses
   Mortality and expense fees                                      86               5,476              17,762                2,610
   Indexing (gain) loss                                             2                  64                 338                   69
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                      (88)             15,577              (4,018)              (1,681)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                    6              (1,028)                780                2,236
Net realized gain distribution from Fund                          879               5,225               7,220                1,497
Net change in unrealized appreciation
   (depreciation) on investment                                   324               4,725             174,488               37,261
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   1,209               8,922             182,488               40,994
Net increase (decrease) in net assets resulting
   from operations                                 $            1,121   $          24,499   $         178,470   $           39,313
                                                   ==================   =================   =================   ==================

                                                                             PHOENIX-
                                                                             NORTHERN         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-           NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                     NORTHERN DOW 30         INDEX(R)            CAP VALUE          CAP VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,507   $             935   $             436   $              -
Expenses
   Mortality and expense fees                                   1,210               1,545               2,971                2,550
   Indexing (gain) loss                                            17                  37                  76                   71
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                      280                (647)             (2,611)              (2,621)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  196                (317)                490                  926
Net realized gain distribution from Fund                          -                   -                20,638               19,641
Net change in unrealized appreciation
   (depreciation) on investment                                 2,652              15,939              22,164               21,786
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   2,848              15,622              43,292               42,353
Net increase (decrease) in net assets resulting
   from operations                                 $            3,128   $          14,975   $          40,681   $           39,732
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                      PHOENIX-SENECA      PHOENIX-SENECA     AIM V.I. CAPITAL     AIM V.I. MID-CAP
                                                      MID-CAP GROWTH      STRATEGIC THEME      APPRECIATION         CORE EQUITY
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $             -     $             -     $              350
Expenses
   Mortality and expense fees                                   1,742               1,204              10,033                  260
   Indexing (gain) loss                                            38                  21                 165                    4
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (1,780)             (1,225)            (10,198)                  86
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   27                 (36)              1,005                    -
Net realized gain distribution from Fund                          -                   -                   -                 10,329
Net change in unrealized appreciation
   (depreciation) on investment                                12,978               4,744              59,764               (5,893)
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  13,005               4,708              60,769                4,436
Net increase (decrease) in net assets resulting
   from operations                                 $           11,225   $           3,483   $          50,571   $            4,522
                                                   ==================   =================   =================   ==================

                                                                                              FEDERATED FUND      FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                     AIM V.I. PREMIER        LEVERAGED          GOVERNMENT          FUND II --
                                                          EQUITY              ALLCAP           SECURITIES II      PRIMARY SHARES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $            1,373   $             -     $          89,892   $           14,064
Expenses
   Mortality and expense fees                                   1,848                 785              34,594                5,802
   Indexing (gain) loss                                            33                  17                 318                   70
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (508)               (802)             54,980                8,192
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  585                  (5)              1,613               (7,096)
Net realized gain distribution from Fund                          -                   -                10,497                  -
Net change in unrealized appreciation
   (depreciation) on investment                                17,897               5,536             (10,079)              31,664
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  18,482               5,531               2,031               24,568
Net increase (decrease) in net assets resulting
   from operations                                 $           17,974   $           4,729   $          57,011   $           32,760
                                                   ==================   =================   =================   ==================

                                                                           VIP GROWTH                              MUTUAL SHARES
                                                    VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH           SECURITIES
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              271   $             150   $             741   $            1,059
Expenses
   Mortality and expense fees                                   2,067                 656               8,519                1,990
   Indexing (gain) loss                                            46                  12                 141                   38
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (1,842)               (518)             (7,919)                (969)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  (48)                 43                 391                   17
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                23,480               3,960              29,356               17,703
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  23,432               4,003              29,747               17,720
Net increase (decrease) in net assets resulting
   from operations                                 $           21,590   $           3,485   $          21,828   $           16,751
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                        TEMPLETON            TEMPLETON
                                                         FOREIGN              GROWTH          RYDEX VARIABLE      RYDEX VARIABLE
                                                        SECURITIES          SECURITIES          TRUST JUNO          TRUST NOVA
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              762   $           1,935   $             -     $               21
Expenses
   Mortality and expense fees                                   1,551               2,267               1,248                  501
   Indexing (gain) loss                                            44                  53                   4                   12
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (833)               (385)             (1,252)                (492)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                  (35)               (100)                (27)                  (3)
Net realized gain distribution from Fund                          -                   -                 1,112                  -
Net change in unrealized appreciation
   (depreciation) on investment                                30,256              25,624              (6,929)               5,095
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  30,221              25,524              (5,844)               5,092
Net increase (decrease) in net assets resulting
   from operations                                 $           29,388   $          25,139   $          (7,096)  $            4,600
                                                   ==================   =================   =================   ==================

                                                     RYDEX VARIABLE        SCUDDER VIT
                                                      TRUST SECTOR        EAFE(R) EQUITY       SCUDDER VIT
                                                        ROTATION              INDEX          EQUITY 500 INDEX       TECHNOLOGY
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $              -     $           2,307   $           4,478   $              -
Expenses
   Mortality and expense fees                                     989               1,473               6,066                1,010
   Indexing (gain) loss                                            22                  40                 110                   27
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                   (1,011)                794              (1,698)              (1,037)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   19                  83                 481                   52
Net realized gain distribution from Fund                          -                   -                   -                    -
Net change in unrealized appreciation
   (depreciation) on investment                                10,570              18,989              43,360                8,684
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                  10,589              19,072              43,841                8,736
Net increase (decrease) in net assets resulting
   from operations                                 $            9,578   $          19,866   $          42,143   $            7,699
                                                   ==================   =================   =================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2004
                             (CONTINUED)

                                                          WANGER             WANGER                                 WANGER U.S.
                                                      INTERNATIONAL       INTERNATIONAL                              SMALLER
                                                          SELECT            SMALL CAP         WANGER SELECT         COMPANIES
                                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                   ------------------   -----------------   -----------------   ------------------
Investment income
   Distributions                                   $               14   $           3,498   $             -     $              -
Expenses
   Mortality and expense fees                                     202               8,250                 986                4,027
   Indexing (gain) loss                                             6                 232                  23                  102
                                                   ------------------   -----------------   -----------------   ------------------
Net investment income (loss)                                     (194)             (4,984)             (1,009)              (4,129)
                                                   ------------------   -----------------   -----------------   ------------------
Net realized gain (loss) from share transactions                   26               1,215                 253                1,376
Net realized gain distribution from Fund                          -                   -                    67                  -
Net change in unrealized appreciation
   (depreciation) on investment                                 3,837             165,116              13,504               52,337
                                                   ------------------   -----------------   -----------------   ------------------
Net gain (loss) on investment                                   3,863             166,331              13,824               53,713
Net increase (decrease) in net assets resulting
   from operations                                 $            3,669   $         161,347   $          12,815   $           49,584
                                                   ==================   =================   =================   ==================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                               PHOENIX-                                   PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                               ABERDEEN             PHOENIX-AIM             SMALL-CAP             BERNSTEIN
                                            INTERNATIONAL             GROWTH                 GROWTH             ENHANCED INDEX
                                              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $            4,521      $          (7,384)     $          (3,444)     $              16
      Net realized gain (loss)                        2,718                   (233)                 3,094                     (8)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               52,440                 36,733                 15,605                  1,898
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  59,679                 29,116                 15,255                  1,906
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           24,210                168,491                131,646                  2,750
      Participant transfers                          56,800 (e)            297,778                125,784                   (229)
      Participant withdrawals                       (13,749)               (11,120)                (3,259)                  (276)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    67,261                455,149                254,171                  2,245
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             126,940                484,265                269,426                  4,151
NET ASSETS
   Beginning of period                              256,178                341,558                134,729                 21,593
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          383,118      $         825,823      $         404,155      $          25,744
                                         ==================      =================      =================      =================

                                                                                             PHOENIX-               PHOENIX-
                                            PHOENIX-DUFF &            PHOENIX-               ENGEMANN               ENGEMANN
                                             PHELPS REAL              ENGEMANN              GROWTH AND             SMALL-CAP
                                          ESTATE SECURITIES        CAPITAL GROWTH             INCOME                 GROWTH
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $            3,390      $            (744)     $             895      $          (1,410)
      Net realized gain (loss)                       38,359                  2,552                    413                 (1,981)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               55,759                 11,060                 95,084                  6,517
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  97,508                 12,868                 96,392                  3,126
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          157,403                 40,989                384,878                 53,701
      Participant transfers                          58,594                 48,819 (c)            341,143 (b)             (5,018)
      Participant withdrawals                        (2,993)               (12,237)               (29,929)                  (285)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   213,004                 77,571                696,092                 48,398
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             310,512                 90,439                792,484                 51,524
NET ASSETS
   Beginning of period                              213,496                152,143                501,197                 50,097
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          524,008      $         242,582      $       1,293,681      $         101,621
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                              PHOENIX-                                                               PHOENIX-
                                              ENGEMANN                PHOENIX-              PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC             ENGEMANN VALUE         GOODWIN MONEY           SECTOR FIXED
                                             ALLOCATION                EQUITY                MARKET                  INCOME
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           19,305      $            (638)     $          (6,687)     $          59,721
      Net realized gain (loss)                       43,522                     14                    -                     (354)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               25,289                 80,321                    -                   23,432
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  88,116                 79,697                 (6,687)                82,799
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                        1,292,102                 18,034              1,107,636                185,037
      Participant transfers                           1,502                601,809 (d)           (523,913)             1,079,407 (a)
      Participant withdrawals                       (18,455)                (1,805)               (24,772)                (9,139)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                 1,275,149                618,038                558,951              1,255,305
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,363,265                697,735                552,264              1,338,104
NET ASSETS
   Beginning of period                              372,524                178,970                384,295                415,345
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $        1,735,789      $         876,705      $         936,559      $       1,753,449
                                         ==================      =================      =================      =================

                                              PHOENIX-
                                           GOODWIN MULTI-                                 PHOENIX-KAYNE          PHOENIX-LAZARD
                                            SECTOR SHORT            PHOENIX-KAYNE           SMALL-CAP            INTERNATIONAL
                                             TERM BOND            RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $            6,757      $             581      $            (638)     $             450
      Net realized gain (loss)                          (71)                 1,113                  2,605                 12,852
      Net change in unrealized
         appreciation (depreciation)
         on investment                                4,882                  5,828                 37,071                242,911
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  11,568                  7,522                 39,038                256,213
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           21,287                 43,726                  2,500                737,656
      Participant transfers                         224,853                 58,598                146,974                323,329
      Participant withdrawals                          (267)                (7,183)                (8,016)               (79,097)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   245,873                 95,141                141,458                981,888
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             257,441                102,663                180,496              1,238,101
NET ASSETS
   Beginning of period                               57,485                 90,749                 59,185                948,144
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          314,926      $         193,412      $         239,681      $       2,186,245
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                    PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD
                                            PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP        ABBETT MID-CAP
                                           SMALL-CAP VALUE            DEBENTURE                VALUE                 VALUE
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $              (88)     $          15,577      $          (4,018)     $          (1,681)
      Net realized gain (loss)                          885                  4,197                  8,000                  3,733
      Net change in unrealized
         appreciation (depreciation)
         on investment                                  324                  4,725                174,488                 37,261
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   1,121                 24,499                178,470                 39,313
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                            2,500                 64,386                599,057                  8,155
      Participant transfers                           6,952                 78,254                429,130                 63,297
      Participant withdrawals                           (20)               (11,564)               (61,764)               (13,641)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                     9,432                131,076                966,423                 57,811
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              10,553                155,575              1,144,893                 97,124
NET ASSETS
   Beginning of period                                3,046                248,259                813,693                163,220
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $           13,599      $         403,834      $       1,958,586      $         260,344
                                         ==================      =================      =================      =================

                                                                      PHOENIX-
                                                                      NORTHERN           PHOENIX-SANFORD        PHOENIX-SANFORD
                                               PHOENIX-              NASDAQ-100          BERNSTEIN MID-         BERNSTEIN SMALL-
                                           NORTHERN DOW 30            INDEX(R)              CAP VALUE              CAP VALUE
                                              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $              280      $            (647)     $          (2,611)     $          (2,621)
      Net realized gain (loss)                          196                   (317)                21,128                 20,567
      Net change in unrealized
         appreciation (depreciation)
         on investment                                2,652                 15,939                 22,164                 21,786
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   3,128                 14,975                 40,681                 39,732
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           16,169                 21,995                 39,323                 20,047
      Participant transfers                          12,245                 86,469                 92,772                 67,229
      Participant withdrawals                       (13,651)                (9,843)                  (389)                (5,269)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    14,763                 98,621                131,706                 82,007
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              17,891                113,596                172,387                121,739
NET ASSETS
   Beginning of period                               83,179                 54,793                133,157                127,524
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          101,070      $         168,389      $         305,544      $         249,263
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                           PHOENIX-SENECA         PHOENIX-SENECA         AIM V.I. CAPITAL       AIM V.I. MID-CAP
                                           MID-CAP GROWTH         STRATEGIC THEME          APPRECIATION           CORE EQUITY
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT           SUBACCOUNT(1)
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (1,780)     $          (1,225)     $         (10,198)     $              86
      Net realized gain (loss)                           27                    (36)                 1,005                 10,329
      Net change in unrealized
         appreciation (depreciation)
         on investment                               12,978                  4,744                 59,764                 (5,893)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  11,225                  3,483                 50,571                  4,522
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           12,519                 12,462                282,184                  2,500
      Participant transfers                          78,862                  2,469                162,547                247,446 (f)
      Participant withdrawals                          (211)               (13,089)               (57,169)                   -
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    91,170                  1,842                387,562                249,946
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             102,395                  5,325                438,133                254,468
NET ASSETS
   Beginning of period                               76,348                 87,898                526,024                    -
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          178,743      $          93,223      $         964,157      $         254,468
                                         ==================      =================      =================      =================

                                                                                          FEDERATED FUND         FEDERATED HIGH
                                                                   ALGER AMERICAN           FOR U.S.              INCOME BOND
                                          AIM V.I. PREMIER            LEVERAGED            GOVERNMENT              FUND II --
                                               EQUITY                  ALLCAP             SECURITIES II          PRIMARY SHARES
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $             (508)     $            (802)     $          54,980      $           8,192
      Net realized gain (loss)                          585                     (5)                12,110                 (7,096)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               17,897                  5,536                (10,079)                31,664
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  17,974                  4,729                 57,011                 32,760
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          149,406                  7,800              1,018,625                 15,055
      Participant transfers                          77,634                 12,902                898,868                580,450
      Participant withdrawals                        (1,679)                  (174)              (139,951)                (8,220)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   225,361                 20,528              1,777,542                587,285
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             243,335                 25,257              1,834,553                620,045
NET ASSETS
   Beginning of period                               77,263                 49,724              1,589,148                123,155
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          320,598      $          74,981      $       3,423,701      $         743,200
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                    VIP GROWTH                                   MUTUAL SHARES
                                          VIP CONTRAFUND(R)        OPPORTUNITIES            VIP GROWTH             SECURITIES
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (1,842)     $            (518)     $          (7,919)     $            (969)
      Net realized gain (loss)                          (48)                    43                    391                     17
      Net change in unrealized
         appreciation (depreciation)
         on investment                               23,480                  3,960                 29,356                 17,703
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  21,590                  3,485                 21,828                 16,751
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           33,364                  4,376                234,100                 10,938
      Participant transfers                          57,216                 30,672                222,691                 40,403
      Participant withdrawals                        (4,799)                (3,338)               (21,621)                  (484)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    85,781                 31,710                435,170                 50,857
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             107,371                 35,195                456,998                 67,608
NET ASSETS
   Beginning of period                               98,183                 29,987                391,335                112,077
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          205,554      $          65,182      $         848,333      $         179,685
                                         ==================      =================      =================      =================

                                             TEMPLETON                TEMPLETON
                                              FOREIGN                  GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                             SECURITIES              SECURITIES             TRUST JUNO             TRUST NOVA
                                             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $             (833)     $            (385)     $          (1,252)     $            (492)
      Net realized gain (loss)                          (35)                  (100)                 1,085                     (3)
      Net change in unrealized
         appreciation (depreciation)
         on investment                               30,256                 25,624                 (6,929)                 5,095
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                  29,388                 25,139                 (7,096)                 4,600
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                          107,353                 25,101                 88,300                 15,722
      Participant transfers                         115,607                 88,961                 25,466                  7,073
      Participant withdrawals                        (6,891)                  (200)                (1,535)                  (127)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                   216,069                113,862                112,231                 22,668
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             245,457                139,001                105,135                 27,268
NET ASSETS
   Beginning of period                               38,117                 92,858                 19,002                 19,780
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          283,574      $         231,859      $         124,137      $          47,048
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                           RYDEX VARIABLE           SCUDDER VIT
                                            TRUST SECTOR           EAFE(R) EQUITY           SCUDDER VIT
                                              ROTATION                 INDEX             EQUITY 500 INDEX          TECHNOLOGY
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $           (1,011)     $             794      $          (1,698)     $          (1,037)
      Net realized gain (loss)                           19                     83                    481                     52
      Net change in unrealized
         appreciation (depreciation)
         on investment                               10,570                 18,989                 43,360                  8,684
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   9,578                 19,866                 42,143                  7,699
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           10,094                  5,798                 35,484                  8,515
      Participant transfers                          62,038                 60,475                170,836                 95,628
      Participant withdrawals                          (325)                  (445)               (26,742)                  (175)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    71,807                 65,828                179,578                103,968
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              81,385                 85,694                221,721                111,667
NET ASSETS
   Beginning of period                               28,866                 56,667                307,709                 26,247
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $          110,251      $         142,361      $         529,430      $         137,914
                                         ==================      =================      =================      =================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                               WANGER                 WANGER                                      WANGER U.S.
                                            INTERNATIONAL          INTERNATIONAL                                    SMALLER
                                               SELECT                SMALL CAP            WANGER SELECT            COMPANIES
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------      -----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)       $             (194)     $          (4,984)     $          (1,009)     $          (4,129)
      Net realized gain (loss)                           26                  1,215                    320                  1,376
      Net change in unrealized
         appreciation (depreciation)
         on investment                                3,837                165,116                 13,504                 52,337
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         operations                                   3,669                161,347                 12,815                 49,584
                                         ------------------      -----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                           17,751                154,795                 25,864                 32,098
      Participant transfers                           5,787                 91,543                 (8,018)                59,211
      Participant withdrawals                           (33)               (25,709)                  (137)               (21,870)
                                         ------------------      -----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                    23,505                220,629                 17,709                 69,439
                                         ------------------      -----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              27,174                381,976                 30,524                119,023
NET ASSETS
   Beginning of period                                2,672                419,065                 59,807                244,711
                                         ------------------      -----------------      -----------------      -----------------
   End of period                         $           29,846      $         801,041      $          90,331      $         363,734
                                         ==================      =================      =================      =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/ Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                PHOENIX-                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                ABERDEEN             PHOENIX-AIM          BERNSTEIN            BERNSTEIN
                                             INTERNATIONAL         MID-CAP EQUITY       ENHANCED INDEX       GROWTH + VALUE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            1,074     $          (1,190)  $              (44)  $             (100)
   Net realized gain (loss)                              201                    39                   26                    1
   Net change in unrealized appreciation
      (depreciation) on investments                   61,427                23,036                3,833                3,264
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 62,702                21,885                3,815                3,165
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                2,085                   735                  735                  -
   Participant transfers                             130,801 +              68,262                4,445               19,131
   Participant withdrawals                              (283)               (1,038)                (214)                 -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   132,603                67,959                4,966               19,131
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             195,305                89,844                8,781               22,296
NET ASSETS
   Beginning of period                                60,873                35,794               12,812                5,061
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          256,178     $         125,638   $           21,593   $           27,357
                                          ==================     =================   ==================   ==================

                                                                                           PHOENIX-
                                             PHOENIX-DUFF &           PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                              PHELPS REAL             ENGEMANN            & MID-CAP          GOODWIN MONEY
                                           ESTATE SECURITIES       CAPITAL GROWTH          GROWTH                MARKET
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            2,869     $          (1,726)  $             (334)  $           (1,661)
   Net realized gain (loss)                            5,905                   103                    3                  -
   Net change in unrealized appreciation
      (depreciation) on investments                   34,376                32,855                8,477                  -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 43,150                31,232                8,146               (1,661)
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               41,127                 4,978                5,816              408,472
   Participant transfers                              62,361                37,434               22,240             (102,477)
   Participant withdrawals                              (299)                 (618)                 (17)              (1,806)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   103,189                41,794               28,039              304,189
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             146,339                73,026               36,185              302,528
NET ASSETS
   Beginning of period                                67,157                79,117               13,912               81,767
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          213,496     $         152,143   $           50,097   $          384,295
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               PHOENIX-               PHOENIX-
                                            GOODWIN MULTI-         GOODWIN MULTI-
                                             SECTOR FIXED           SECTOR SHORT        PHOENIX-JANUS       PHOENIX-KAYNE
                                                INCOME                TERM BOND        FLEXIBLE INCOME     RISING DIVIDENDS
                                            SUBACCOUNT(6)            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           15,962     $             645   $            3,082   $              152
   Net realized gain (loss)                           (1,044)                  -                  5,801                  567
   Net change in unrealized appreciation
      (depreciation) on investments                   18,922                   627               (3,131)               4,549
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 33,840                 1,272                5,752                5,268
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               29,890                51,750               59,640               37,500
   Participant transfers                             123,941                 4,463              202,041               46,368
   Participant withdrawals                               (92)                  -                   (945)                (638)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   153,739                56,213              260,736               83,230
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             187,579                57,485              266,488               88,498
NET ASSETS
   Beginning of period                               227,766                   -                 23,653                2,251
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          415,345     $          57,485   $          290,141   $           90,749
                                          ==================     =================   ==================   ==================

                                             PHOENIX-KAYNE         PHOENIX-LAZARD
                                               SMALL-CAP            INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                             QUALITY VALUE          EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                             SUBACCOUNT(3)           SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT(3)
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              232     $            (107)  $              (19)  $               49
   Net realized gain (loss)                               (4)                  826                   45                  673
   Net change in unrealized appreciation
      (depreciation) on investments                    3,872               136,089                  518                1,302
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  4,100               136,808                  544                2,024
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                2,661               468,166                2,209               25,468
   Participant transfers                              53,057               331,381                  293                7,709
   Participant withdrawals                              (633)               (5,338)                 -                    -
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    55,085               794,209                2,502               33,177
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              59,185               931,017                3,046               35,201
NET ASSETS
   Beginning of period                                   -                  17,127                  -                    -
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           59,185     $         948,144   $            3,046   $           35,201
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-LORD           PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                             ABBETT BOND-         ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                              DEBENTURE                 VALUE              VALUE                STOCK
                                              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $            5,425     $          (1,408)  $             (583)  $           (2,175)
   Net realized gain (loss)                            2,152                 1,519                7,341                  (38)
   Net change in unrealized appreciation
      (depreciation) on investments                    9,121               103,195               26,081               29,554
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 16,698               103,306               32,839               27,341
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               41,493               358,812                9,629              126,223
   Participant transfers                             192,447               327,357              125,603              149,556 ++
   Participant withdrawals                            (3,847)               (5,943)              (7,133)              (1,438)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   230,093               680,226              128,099              274,341
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             246,791               783,532              160,938              301,682
NET ASSETS
   Beginning of period                                 1,468                30,161                2,282               39,876
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          248,259     $         813,693   $          163,220   $          341,558
                                          ==================     =================   ==================   ==================

                                                                                                               PHOENIX-
                                                                                                               NORTHERN
                                              PHOENIX-MFS           PHOENIX-MFS            PHOENIX-             NASDAQ-
                                            INVESTORS TRUST            VALUE           NORTHERN DOW 30       100 INDEX(R)
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              (68)    $             692   $              177   $             (570)
   Net realized gain (loss)                               70                     7                    7                   16
   Net change in unrealized appreciation
      (depreciation) on investments                    1,845                30,050               16,430               15,335
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                  1,847                30,749               16,614               14,781
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  -                  19,621                3,694                1,789
   Participant transfers                               5,488               117,623               42,972                9,104
   Participant withdrawals                              (999)               (1,723)             (38,972)                (277)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     4,489               135,521                7,694               10,616
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets               6,336               166,270               24,308               25,397
NET ASSETS
   Beginning of period                                 4,399                16,849               58,871               29,396
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           10,735     $         183,119   $           83,179   $           54,793
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      PHOENIX-
                                                PHOENIX-              OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                            OAKHURST GROWTH           STRATEGIC        OAKHURST VALUE      BERNSTEIN GLOBAL
                                               AND INCOME            ALLOCATION            EQUITY               VALUE
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              (43)    $           3,901   $             (541)  $               59
   Net realized gain (loss)                              (27)               (2,847)                  19                   10
   Net change in unrealized appreciation
      (depreciation) on investments                   66,426                53,918               29,238                4,310
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 66,356                54,972               28,716                4,379
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              233,151                17,750                1,654                8,146
   Participant transfers                             193,246               (76,623)             110,917                  689
   Participant withdrawals                            (2,230)                  -                    (42)                  (2)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   424,167               (58,873)             112,529                8,833
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             490,523                (3,901)             141,245               13,212
NET ASSETS
   Beginning of period                                10,674               376,425               37,725                9,415
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          501,197     $         372,524   $          178,970   $           22,627
                                          ==================     =================   ==================   ==================

                                            PHOENIX-SANFORD        PHOENIX-SANFORD
                                             BERNSTEIN MID-       BERNSTEIN SMALL-     PHOENIX-SENECA        PHOENIX-SENECA
                                               CAP VALUE              CAP VALUE        MID-CAP GROWTH       STRATEGIC THEME
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (919)    $          (1,128)  $             (670)  $             (950)
   Net realized gain (loss)                            4,063                 2,297                    5                  132
   Net change in unrealized appreciation
      (depreciation) on investments                   26,988                31,680               14,058               23,216
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 30,132                32,849               13,393               22,398
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                7,141                18,875                1,376               11,700
   Participant transfers                              55,219                38,272               60,882               38,003
   Participant withdrawals                               -                     -                     (3)                (993)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    62,360                57,147               62,255               48,710
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              92,492                89,996               75,648               71,108
NET ASSETS
   Beginning of period                                40,665                37,528                  700               16,790
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          133,157     $         127,524   $           76,348   $           87,898
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                             PHOENIX-STATE
                                            STREET RESEARCH                                                 ALGER AMERICAN
                                               SMALL-CAP          AIM V.I. CAPITAL    AIM V.I. PREMIER        LEVERAGED
                                                GROWTH             APPRECIATION           EQUITY                ALLCAP
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT(1)
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (711)    $          (3,716)  $             (575)  $             (386)
   Net realized gain (loss)                            7,071                   (21)                  17                   20
   Net change in unrealized appreciation
      (depreciation) on investments                   11,833                74,709               15,682                7,109
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 18,193                70,972               15,124                6,743
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               63,560               204,359               16,185                1,983
   Participant transfers                              50,895               187,965               42,746               41,008
   Participant withdrawals                              (578)               (2,393)              (1,135)                 (10)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   113,877               389,931               57,796               42,981
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             132,070               460,903               72,920               49,724
NET ASSETS
   Beginning of period                                 2,659                65,121                4,343                  -
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          134,729     $         526,024   $           77,263   $           49,724
                                          ==================     =================   ==================   ==================

                                            FEDERATED FUND        FEDERATED HIGH
                                               FOR U.S.             INCOME BOND
                                              GOVERNMENT            FUND II --                                VIP GROWTH
                                            SECURITIES II         PRIMARY SHARES      VIP CONTRAFUND(R)      OPPORTUNITIES
                                              SUBACCOUNT           SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              682     $            (638)  $             (956)  $             (194)
   Net realized gain (loss)                            1,553                    49                  661                   32
   Net change in unrealized appreciation
      (depreciation) on investments                   11,150                 8,052               21,580                4,531
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 13,385                 7,463               21,285                4,369
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              597,529                27,092               23,964               17,045
   Participant transfers                             782,681                89,428               48,405                4,085
   Participant withdrawals                           (17,763)                 (828)                 (14)                (785)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                 1,362,447               115,692               72,355               20,345
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets           1,375,832               123,155               93,640               24,714
NET ASSETS
   Beginning of period                               213,316                   -                  4,543                5,273
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $        1,589,148     $         123,155   $           98,183   $           29,987
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                         TEMPLETON            TEMPLETON
                                                                   MUTUAL SHARES          FOREIGN               GROWTH
                                              VIP GROWTH            SECURITIES           SECURITIES           SECURITIES
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $           (2,373)    $            (213)  $             (162)  $               63
   Net realized gain (loss)                               (2)                    4                   50                   20
   Net change in unrealized appreciation
      (depreciation) on investments                   51,729                16,851                6,484               18,091
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 49,354                16,642                6,372               18,174
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              145,293                24,300               26,242                  -
   Participant transfers                             144,346                37,120                5,182               60,095
   Participant withdrawals                            (1,649)                  -                 (1,199)             (13,530)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   287,990                61,420               30,225               46,565
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             337,344                78,062               36,597               64,739
NET ASSETS
   Beginning of period                                53,991                34,015                1,520               28,119
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          391,335     $         112,077   $           38,117   $           92,858
                                          ==================     =================   ==================   ==================

                                                                                       RYDEX VARIABLE       SCUDDER VIT
                                            RYDEX VARIABLE         RYDEX VARIABLE        TRUST SECTOR       EAFE(R) EQUITY
                                              TRUST JUNO             TRUST NOVA            ROTATION             INDEX
                                            SUBACCOUNT(5)           SUBACCOUNT(7)       SUBACCOUNT(5)         SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $              (86)    $             (65)  $              (93)  $              610
   Net realized gain (loss)                              -                       1                   (1)                 (16)
   Net change in unrealized appreciation
      (depreciation) on investments                     (850)                1,950                1,267                9,171
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                   (936)                1,886                1,173                9,765
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                9,000                   -                    -                  5,842
   Participant transfers                              11,281                17,894               27,693               26,479
   Participant withdrawals                              (343)                  -                    -                   (488)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    19,938                17,894               27,693               31,833
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets              19,002                19,780               28,866               41,598
NET ASSETS
   Beginning of period                                   -                     -                    -                 15,069
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $           19,002     $          19,780   $           28,866   $           56,667
                                          ==================     =================   ==================   ==================

                        See Notes To Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                 WANGER
                                             SCUDDER VIT                               WANGER FOREIGN        INTERNATIONAL
                                           EQUITY 500 INDEX          TECHNOLOGY             FORTY              SMALL CAP
                                              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ------------------     -----------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)           $             (924)    $            (133)  $              (12)  $           (2,698)
   Net realized gain (loss)                               68                   (15)                  13                   33
   Net change in unrealized appreciation
      (depreciation) on investments                   44,210                 2,802                  426              102,358
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) resulting
      from operations                                 43,354                 2,654                  427               99,693
                                          ------------------     -----------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                              110,444                 1,600                1,198              107,011
   Participant transfers                             117,196                16,812                  -                145,329
   Participant withdrawals                            (3,206)                  -                    (15)              (1,745)
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                   224,434                18,412                1,183              250,595
                                          ------------------     -----------------   ------------------   ------------------
   Net increase (decrease) in net assets             267,788                21,066                1,610              350,288
NET ASSETS
   Beginning of period                                39,921                 5,181                1,062               68,777
                                          ------------------     -----------------   ------------------   ------------------
   End of period                          $          307,709     $          26,247   $            2,672   $          419,065
                                          ==================     =================   ==================   ==================

                                                                     WANGER U.S.
                                                                       SMALLER
                                             WANGER TWENTY            COMPANIES
                                               SUBACCOUNT            SUBACCOUNT
                                          ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)           $             (233)    $          (2,235)
   Net realized gain (loss)                               (1)                   (5)
   Net change in unrealized appreciation
      (depreciation) on investments                    3,425                56,185
                                          ------------------     -----------------
   Net increase (decrease) resulting
      from operations                                  3,191                53,945
                                          ------------------     -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               26,340                13,811
   Participant transfers                              29,107                66,921
   Participant withdrawals                               (16)                  -
                                          ------------------     -----------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    55,431                80,732
                                          ------------------     -----------------
   Net increase (decrease) in net assets              58,622               134,677
NET ASSETS
   Beginning of period                                 1,185               110,034
                                          ------------------     -----------------
   End of period                          $           59,807     $         244,711
                                          ==================     =================

 + Participant transfers include net assets transferred in from Aberdeen New
   Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 2, 2003 to December 31, 2003.
(2) From inception February 13, 2003 to December 31, 2003.
(3) From inception May 1, 2003 to December 31, 2003.
(4) From inception May 29, 2003 to December 31, 2003.
(5) From inception July 1, 2003 to December 31, 2003.
(6) From inception September 8, 2003 to December 31, 2003.
(7) From inception September 9, 2003 to December 31, 2003.

                        See Notes To Financial Statements

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 3) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current income
(formerly, Phoenix-MFS Investors Growth Stock Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with
(formerly, Phoenix-Oakhurst Strategic Allocation          prudent investment risk
Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R)Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                  $   146,541                      $    74,630
    Phoenix-AIM Growth Series                                                  475,582                           27,260
    Phoenix-Alger Small-Cap Growth Series                                      281,406                           27,109
    Phoenix-Alliance/Bernstein Enhanced Index Series                             3,102                              837
    Phoenix-Duff & Phelps Real Estate Securities Series                        337,636                           83,447
    Phoenix-Engemann Capital Growth Series                                     160,775                           83,840
    Phoenix-Engemann Growth and Income Series                                  807,248                          109,381
    Phoenix-Engemann Small-Cap Growth Series                                    94,683                           47,629
    Phoenix-Engemann Strategic Allocation Series                             1,381,592                           41,836
    Phoenix-Engemann Value Equity Series                                       657,949                           39,742
    Phoenix-Goodwin Money Market Series                                      1,738,078                        1,185,221
    Phoenix-Goodwin Multi-Sector Fixed Income Series                         1,438,106                          121,567
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                        265,015                           12,101
    Phoenix-Kayne Rising Dividends Series                                      145,531                           49,692
    Phoenix-Kayne Small-Cap Quality Value Series                               155,184                           11,927
    Phoenix-Lazard International Equity Select Series                        1,249,531                          253,851
    Phoenix-Lazard Small-Cap Value Series                                       10,395                              163
    Phoenix-Lord Abbett Bond-Debenture Series                                  385,526                          233,485
    Phoenix-Lord Abbett Large-Cap Value Series                               1,141,858                          170,980
    Phoenix-Lord Abbett Mid-Cap Value Series                                   139,335                           81,618
    Phoenix-Northern Dow 30 Series                                              29,122                           14,063
    Phoenix-Northern Nasdaq-100 Index(R) Series                                107,382                            9,275
    Phoenix-Sanford Bernstein Mid-Cap Value Series                             176,069                           26,138
    Phoenix-Sanford Bernstein Small-Cap Value Series                           148,552                           49,399
    Phoenix-Seneca Mid-Cap Growth Series                                        96,460                            6,954
    Phoenix-Seneca Strategic Theme Series                                       16,124                           15,506

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                          SALES
----------                                                                  ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                     $   487,365                      $   109,546
    AIM V.I. Mid-Cap Core Equity Fund                                          260,652                               31
    AIM V.I. Premier Equity Fund                                               273,860                           48,756

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
    Alger American Leveraged AllCap Portfolio                                   20,651                              900

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                         2,194,001                          349,013
    Federated High Income Bond Fund II -- Primary Shares                       944,017                          347,811

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                                 94,858                           10,803
    VIP Growth Opportunities Portfolio                                          34,776                            3,546
    VIP Growth Portfolio                                                       481,556                           53,798

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Mutual Shares Securities Fund                                               57,980                            8,007
    Templeton Foreign Securities Fund                                          225,777                           10,276
    Templeton Growth Securities Fund                                           129,929                           16,296

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                             114,101                            1,900
    Rydex Variable Trust Nova Fund                                              22,815                              606
    Rydex Variable Trust Sector Rotation Fund                                   72,438                            1,548

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT EAFE(R) Equity Index Fund                                       70,112                            3,391
    Scudder VIT Equity 500 Index Fund                                          210,731                           32,605

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
    Technology Portfolio                                                       111,816                            8,752

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                                 26,520                            3,179
    Wanger International Small Cap                                             308,611                           92,561
    Wanger Select                                                               38,134                           21,337
    Wanger U.S. Smaller Companies                                              140,963                           75,518

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
   A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
   Accumulation units outstanding                                   143,897         114,590          35,403
   Unit value                                                     $2.662444       $2.235609       $1.719431
   Net assets (thousands)                                              $383            $256             $61
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            3.01%           2.08%           1.73% *
   Total return                                                      19.09%          30.02%        (19.73%)

   PHOENIX-AIM GROWTH SERIES(1)
   Accumulation units outstanding                                   470,800         200,075          27,828
   Unit value                                                     $1.754083       $1.707144       $1.432953
   Net assets (thousands)                                              $826            $342             $40
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.13%               -               - *
   Total return                                                       2.75%          19.13%        (21.76%)

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES(3)
   Accumulation units outstanding                                   132,298          44,408           1,326
   Unit value                                                     $3.054873       $3.033872       $2.005995
   Net assets (thousands)                                              $404            $135              $3
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                       0.69%          51.24%         (9.32%)

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(4)
   Accumulation units outstanding                                    12,495          11,350           8,382
   Unit value                                                     $2.060330       $1.902447       $1.528512
   Net assets (thousands)                                               $26             $22             $13
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.49%           1.17%           1.41% *
   Total return                                                       8.30%          24.46%        (15.86%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(5)
   Accumulation units outstanding                                   128,075          69,301          29,719
   Unit value                                                     $4.091412       $3.080721       $2.259688
   Net assets (thousands)                                              $524            $213             $67
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            2.60%           3.73%           4.23% *
   Total return                                                      32.81%          36.33%         (1.88%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(5)
   Accumulation units outstanding                                   125,551          81,501          52,858
   Unit value                                                     $1.932140       $1.866765       $1.496777
   Net assets (thousands)                                              $243            $152             $79
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.04%           0.10%               - *
   Total return                                                       3.50%          24.72%        (12.11%)

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(9)
   Accumulation units outstanding                                   608,127         256,639           6,869
   Unit value                                                     $2.127320       $1.952933       $1.553892
   Net assets (thousands)                                            $1,294            $501             $11
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.54%           1.42%           8.15% *
   Total return                                                       8.93%          25.68%         (0.35%)

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(1)
   Accumulation units outstanding                                    43,982          23,452           9,403
   Unit value                                                     $2.310509       $2.136220       $1.479650
   Net assets (thousands)                                              $102             $50             $14
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                       8.16%          44.37%        (16.96%)

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
   Accumulation units outstanding                                   785,188         178,547         213,245
   Unit value                                                     $2.210667       $2.086419       $1.765225
   Net assets (thousands)                                            $1,736            $373            $376
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            2.90%           2.61%           3.80% *
   Total return                                                       5.96%          18.20%        (10.30%)

   PHOENIX-ENGEMANN VALUE EQUITY SERIES(1)
   Accumulation units outstanding                                   406,360          92,357          23,778
   Unit value                                                     $2.157456       $1.937814       $1.586527
   Net assets (thousands)                                              $877            $179             $38
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.27%           0.97%           1.32% *
   Total return                                                      11.33%          22.14%        (23.07%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   PHOENIX-GOODWIN MONEY MARKET SERIES(2)
   Accumulation units outstanding                                   474,494         193,493          40,871
   Unit value                                                     $1.973808       $1.986082       $2.000598
   Net assets (thousands)                                              $937            $384             $82
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.76%           0.62%           1.27% *
   Total return                                                     (0.62%)         (0.73%)         (0.05%)

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(3)
   Accumulation units outstanding                                   680,837         169,886         105,247
   Unit value                                                     $2.575430       $2.444835       $2.164108
   Net assets (thousands)                                            $1,753            $415            $228
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            6.61%           6.84%           7.21% *
   Total return                                                       5.34%          12.97%           6.08%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(20)
   Accumulation units outstanding                                   296,919          56,290               -
   Unit value                                                     $1.060648       $1.021216               -
   Net assets (thousands)                                              $315             $57               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                            4.86%           9.25% *             -
   Total return                                                       3.86%           3.39%               -

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(10)
   Accumulation units outstanding                                    82,635          40,240           1,172
   Unit value                                                     $2.340549       $2.255212       $1.920470
   Net assets (thousands)                                              $193             $91              $2
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.84%           2.14%           0.54% *
   Total return                                                       3.78%          17.43%         (2.03%)

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(17)
   Accumulation units outstanding                                    81,169          24,838               -
   Unit value                                                     $2.952887       $2.382775               -
   Net assets (thousands)                                              $240             $59               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                            1.04%           3.13% *             -
   Total return                                                      23.93%          24.92%               -

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(10)
   Accumulation units outstanding                                   784,811         388,811           8,990
   Unit value                                                     $2.785696       $2.438571       $1.905135
   Net assets (thousands)                                            $2,186            $948             $17
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.46%           1.42%               - *
   Total return                                                      14.23%          28.00%           0.15%

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(18)
   Accumulation units outstanding                                     4,521           1,141               -
   Unit value                                                     $3.008019       $2.667426               -
   Net assets (thousands)                                               $14              $3               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                                -           0.14% *             -
   Total return                                                      12.77%          25.83%               -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(12)
   Accumulation units outstanding                                   153,768         101,061             694
   Unit value                                                     $2.626255       $2.456553       $2.115742
   Net assets (thousands)                                              $404            $248              $1
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            5.40%           6.35%          14.60% *
   Total return                                                       6.91%          16.11%           3.66%

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(11)
   Accumulation units outstanding                                   695,606         320,987          15,279
   Unit value                                                     $2.815656       $2.534978       $1.974032
   Net assets (thousands)                                            $1,959            $814             $30
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.11%           1.00%           0.90% *
   Total return                                                      11.07%          28.42%         (1.56%)

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(10)
   Accumulation units outstanding                                    87,025          66,836           1,147
   Unit value                                                     $2.991612       $2.442110       $1.989919
   Net assets (thousands)                                              $260            $163              $2
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.54%           0.80%           0.97% *
   Total return                                                      22.50%          22.72%         (0.66%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   PHOENIX-NORTHERN DOW 30 SERIES(1)
   Accumulation units outstanding                                    45,618          38,745          34,449
   Unit value                                                     $2.215566       $2.146758       $1.708921
   Net assets (thousands)                                              $101             $83             $59
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.74%           1.69%           2.35% *
   Total return                                                       3.21%          25.62%        (18.80%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(1)
   Accumulation units outstanding                                    85,398          30,150          23,740
   Unit value                                                     $1.971806       $1.817341       $1.238239
   Net assets (thousands)                                              $168             $55             $29
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.85%               -               - *
   Total return                                                       8.50%          46.77%        (25.67%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
   Accumulation units outstanding                                    96,495          49,926          21,194
   Unit value                                                     $3.166443       $2.667121       $1.918746
   Net assets (thousands)                                              $306            $133             $41
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.21%           0.27%           1.36% *
   Total return                                                      18.72%          39.00%        (19.45%)

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Accumulation units outstanding                                    75,646          46,812          19,541
   Unit value                                                     $3.295124       $2.724189       $1.920485
   Net assets (thousands)                                              $249            $128             $38
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -           0.95% *
   Total return                                                      20.96%          41.85%        (20.21%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(14)
   Accumulation units outstanding                                    98,312          44,189             515
   Unit value                                                     $1.818118       $1.727781       $1.360121
   Net assets (thousands)                                              $179             $76              $1
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                       5.23%          27.03%         (6.87%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES(5)
   Accumulation units outstanding                                    50,256          49,261          12,735
   Unit value                                                     $1.854964       $1.784301       $1.318372
   Net assets (thousands)                                               $93             $88             $17
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                       3.96%          35.34%        (22.03%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(4)
   Accumulation units outstanding                                   468,675         268,825          42,501
   Unit value                                                     $2.057195       $1.956745       $1.532198
   Net assets (thousands)                                              $964            $526             $65
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                       5.13%          27.71%        (16.56%)

   AIM V.I. MID-CAP CORE EQUITY FUND(22)
   Accumulation units outstanding                                   250,398               -               -
   Unit value                                                     $1.016354               -               -
   Net assets (thousands)                                              $254               -               -
   Mortality and expense ratio                                        1.40% *             -               -
   Investment income ratio                                            1.88% *             -               -
   Total return                                                       1.87%               -               -

   AIM V.I. PREMIER EQUITY FUND(7)
   Accumulation units outstanding                                   178,025          44,744           3,102
   Unit value                                                     $1.800858       $1.726760       $1.400107
   Net assets (thousands)                                              $321             $77              $4
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.04%           0.39%           1.41% *
   Total return                                                       4.29%          23.33%        (10.12%)

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(15)
   Accumulation units outstanding                                    39,576          27,996               -
   Unit value                                                     $1.894619       $1.776095               -
   Net assets (thousands)                                               $75             $50               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                                -               - *             -
   Total return                                                       6.67%          28.95%               -

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
   Accumulation units outstanding                                 1,557,908         738,731         100,087
   Unit value                                                     $2.197627       $2.151187       $2.131307
   Net assets (thousands)                                            $3,424          $1,589            $213
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            3.64%           1.50%               - *
   Total return                                                       2.16%           0.93%           4.97%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(16)
   Accumulation units outstanding                                   284,623          51,369               -
   Unit value                                                     $2.611175       $2.397463               -
   Net assets (thousands)                                              $743            $123               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                            3.39%           0.03% *             -
   Total return                                                       8.91%          18.86%               -

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(3)
   Accumulation units outstanding                                    77,930          42,333           2,479
   Unit value                                                     $2.637658       $2.319324       $1.832620
   Net assets (thousands)                                              $206             $98              $5
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.18%           0.05%               - *
   Total return                                                      13.73%          26.56%        (13.72%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(4)
   Accumulation units outstanding                                    30,861          14,987           3,369
   Unit value                                                     $2.112142       $2.000877       $1.565041
   Net assets (thousands)                                               $65             $30              $5
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.32%           0.24%               - *
   Total return                                                       5.56%          27.85%        (14.80%)

   VIP GROWTH PORTFOLIO(1)
   Accumulation units outstanding                                   456,624         214,469          38,740
   Unit value                                                     $1.857837       $1.824672       $1.393682
   Net assets (thousands)                                              $848            $391             $54
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.12%           0.08%               - *
   Total return                                                       1.82%          30.92%        (25.69%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND(7)
   Accumulation units outstanding                                    73,219          50,719          18,994
   Unit value                                                     $2.454074       $2.209782       $1.790789
   Net assets (thousands)                                              $180            $112             $34
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.74%           1.13%               - *
   Total return                                                      11.06%          23.40%         (8.19%)

   TEMPLETON FOREIGN SECURITIES FUND(10)
   Accumulation units outstanding                                   113,653          17,854             928
   Unit value                                                     $2.495090       $2.134936       $1.637681
   Net assets (thousands)                                              $284             $38              $2
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.69%           0.50%               - *
   Total return                                                      16.87%          30.36%         (5.47%)

   TEMPLETON GROWTH SECURITIES FUND(7)
   Accumulation units outstanding                                    95,033          43,541          17,179
   Unit value                                                     $2.439757       $2.132612       $1.636860
   Net assets (thousands)                                              $232             $93             $28
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.19%           1.56%               - *
   Total return                                                      14.40%          30.29%        (15.87%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(19)
   Accumulation units outstanding                                   134,131          18,085               -
   Unit value                                                     $0.925492       $1.050699               -
   Net assets (thousands)                                              $124             $19               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                                -               - *             -
   Total return                                                    (11.92%)           3.51%               -

   RYDEX VARIABLE TRUST NOVA FUND(21)
   Accumulation units outstanding                                    34,287          16,291               -
   Unit value                                                     $1.372198       $1.214148               -
   Net assets (thousands)                                               $47             $20               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                            0.06%               - *             -
   Total return                                                      13.02%          12.52%               -

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(19)
   Accumulation units outstanding                                    87,681          25,061               -
   Unit value                                                     $1.257407       $1.151845               -
   Net assets (thousands)                                              $110             $29               -
   Mortality and expense ratio                                        1.40%           1.40% *             -
   Investment income ratio                                                -               - *             -
   Total return                                                       9.16%          14.78%               -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(4)
   Accumulation units outstanding                                    58,859          27,505           9,617
   Unit value                                                     $2.418662       $2.060203       $1.566819
   Net assets (thousands)                                              $142             $57             $15
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            2.19%           3.67%           4.81% *
   Total return                                                      17.40%          31.49%        (22.42%)

   SCUDDER VIT EQUITY 500 INDEX FUND(6)
   Accumulation units outstanding                                   246,922         156,493          25,656
   Unit value                                                     $2.144123       $1.966282       $1.556034
   Net assets (thousands)                                              $529            $308             $40
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            1.03%           0.83%           3.75% *
   Total return                                                       9.04%          26.36%        (10.92%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO(1)
   Accumulation units outstanding                                    96,489          17,809           5,122
   Unit value                                                     $1.429319       $1.473837       $1.011492
   Net assets (thousands)                                              $138             $26              $5
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                     (3.02%)          45.71%        (35.23%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SELECT(8)
   Accumulation units outstanding                                    10,107           1,110             614
   Unit value                                                     $2.952847       $2.408567       $1.729524
   Net assets (thousands)                                               $30              $3              $1
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.10%           0.34%               - *
   Total return                                                      22.60%          39.26%         (4.54%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003            2002
----------                                                       ----------      ----------      ----------
   WANGER INTERNATIONAL SMALL CAP(1)
   Accumulation units outstanding                                   245,590         165,031          39,756
   Unit value                                                     $3.261695       $2.539308       $1.729970
   Net assets (thousands)                                              $801            $419             $69
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                            0.59%           0.20%               - *
   Total return                                                      28.45%          46.78%        (21.57%)

   WANGER SELECT(14)
   Accumulation units outstanding                                    31,074          24,201             618
   Unit value                                                     $2.907000       $2.471175       $1.917154
   Net assets (thousands)                                               $90             $60              $1
   Mortality and expense ratio                                        1.40%           1.40%           1.40% *
   Investment income ratio                                                -               -               - *
   Total return                                                      17.64%          28.90%         (2.91%)

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                 ------------------------------------------
SUBACCOUNT                                                          2004            2003             2002
----------                                                       ---------       ---------        ---------
   WANGER U.S. SMALLER COMPANIES(1)
   Accumulation units outstanding                                  126,477          99,281           63,042
   Unit value                                                    $2.875887       $2.464828        $1.745400
   Net assets (thousands)                                             $364            $245             $110
   Mortality and expense ratio                                       1.40%           1.40%            1.40% *
   Investment income ratio                                               -               -                - *
   Total return                                                     16.68%          41.22%         (20.44%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception May 16, 2002 to December 31, 2002.
 (2) From inception May 21, 2002 to December 31, 2002.
 (3) From inception May 23, 2002 to December 31, 2002.
 (4) From inception June 3, 2002 to December 31, 2002.
 (5) From inception June 17, 2002 to December 31, 2002.
 (6) From inception June 21, 2002 to December 31, 2002.
 (7) From inception July 1, 2002 to December 31, 2002.
 (8) From inception August 29, 2002 to December 31, 2002.
 (9) From inception September 3, 2002 to December 31, 2002.
(10) From inception September 4, 2002 to December 31, 2002.
(11) From inception September 10, 2002 to December 31, 2002.
(12) From inception November 1, 2002 to December 31, 2002.
(13) From inception December 2, 2002 to December 31, 2002.
(14) From inception December 3, 2002 to December 31, 2002.
(15) From inception January 2, 2003 to December 31, 2003.
(16) From inception February 13, 2003 to December 31, 2003.
(17) From inception May 1, 2003 to December 31, 2003.
(18) From inception May 29, 2003 to December 31, 2003.
(19) From inception July 1, 2003 to December 31, 2003.
(20) From inception September 8, 2003 to December 31, 2003.
(21) From inception September 9, 2003 to December 31, 2003.
(22) From inception December 3, 2004 to December 31, 2004.
* Annualized.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                             PHOENIX-                                                       PHOENIX-ALLIANCE/
                                             ABERDEEN                                  PHOENIX-ALGER            BERNSTEIN
                                           INTERNATIONAL          PHOENIX-AIM            SMALL-CAP           ENHANCED INDEX
                                              SERIES             GROWTH SERIES         GROWTH SERIES             SERIES
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                              114,590               200,075                44,408                 11,350
Participant deposits                                10,245                99,798                43,586                  1,410
Participant transfers                               25,141 (e)           177,538                45,396                   (119)
Participant withdrawals                             (6,079)               (6,611)               (1,092)                  (146)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    143,897               470,800               132,298                 12,495
                                         ====================================================================================

                                          PHOENIX-DUFF &           PHOENIX-               PHOENIX-              PHOENIX-
                                            PHELPS REAL            ENGEMANN               ENGEMANN           ENGEMANN SMALL-
                                         ESTATE SECURITIES      CAPITAL GROWTH           GROWTH AND            CAP GROWTH
                                              SERIES                SERIES             INCOME SERIES             SERIES
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               69,301                81,501               256,639                 23,452
Participant deposits                                43,126                21,583               192,924                 24,386
Participant transfers                               16,531                29,036 (c)           173,420 (b)             (3,720)
Participant withdrawals                               (883)               (6,569)              (14,856)                  (136)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    128,075               125,551               608,127                 43,982
                                         ====================================================================================

                                             PHOENIX-                                                           PHOENIX-
                                             ENGEMANN              PHOENIX-               PHOENIX-           GOODWIN MULTI-
                                             STRATEGIC          ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED
                                         ALLOCATION SERIES       EQUITY SERIES         MARKET SERIES         INCOME SERIES
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                              178,547                92,357               193,493                169,886
Participant deposits                               614,720                 8,998               558,765                 74,427
Participant transfers                                  734               305,892 (d)          (265,223)               440,164 (a)
Participant withdrawals                             (8,813)                 (887)              (12,541)                (3,640)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    785,188               406,360               474,494                680,837
                                         ====================================================================================

                                              PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE         PHOENIX-LAZARD
                                            SECTOR SHORT          PHOENIX-KAYNE           SMALL-CAP           INTERNATIONAL
                                              TERM BOND         RISING DIVIDENDS        QUALITY VALUE         EQUITY SELECT
                                               SERIES                SERIES                SERIES                 SERIES
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               56,290                40,240                24,838                388,811
Participant deposits                                20,487                19,261                   847                294,198
Participant transfers                              220,395                26,238                58,348                132,537
Participant withdrawals                               (253)               (3,104)               (2,864)               (30,735)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    296,919                82,635                81,169                784,811
                                         ====================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                         PHOENIX-LAZARD          PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD
                                         SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP
                                             SERIES            DEBENTURE SERIES        VALUE SERIES          VALUE SERIES
                                         -----------------    -------------------     ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                1,141                101,061              320,987                 66,836
Participant deposits                                   829                 26,454              230,558                  2,975
Participant transfers                                2,558                 30,840              167,520                 22,236
Participant withdrawals                                 (7)                (4,587)             (23,459)                (5,022)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                      4,521                153,768              695,606                 87,025
                                         ====================================================================================

                                             PHOENIX-               PHOENIX-          PHOENIX-SANFORD       PHOENIX-SANFORD
                                          NORTHERN DOW 30       NORTHERN NASDAQ-       BERNSTEIN MID-       BERNSTEIN SMALL-
                                              SERIES          100 INDEX(R) SERIES     CAP VALUE SERIES      CAP VALUE SERIES
                                         -----------------    -------------------     ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               38,745                 30,150               49,926                 46,812
Participant deposits                                 7,540                 12,010               13,433                  6,935
Participant transfers                                5,791                 48,889               33,264                 23,591
Participant withdrawals                             (6,458)                (5,651)                (128)                (1,692)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     45,618                 85,398               96,495                 75,646
                                         ====================================================================================

                                           PHOENIX-SENECA       PHOENIX-SENECA        AIM V.I. CAPITAL
                                           MID-CAP GROWTH       STRATEGIC THEME         APPRECIATION        AIM V.I. MID-CAP
                                               SERIES               SERIES                  FUND            CORE EQUITY FUND
                                         -----------------    -------------------     ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               44,189                 49,261              268,825                    -
Participant deposits                                 7,090                  7,103              144,650                  2,460
Participant transfers                               47,155                  1,447               84,242                247,938 (f)
Participant withdrawals                               (122)                (7,555)             (29,042)                   -
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     98,312                 50,256              468,675                250,398
                                         ====================================================================================

                                                                                        FEDERATED FUND       FEDERATED HIGH
                                                                 ALGER AMERICAN            FOR U.S.           INCOME BOND
                                          AIM V.I. PREMIER      LEVERAGED ALLCAP          GOVERNMENT           FUND II --
                                            EQUITY FUND            PORTFOLIO            SECURITIES II        PRIMARY SHARES
                                         -----------------    -------------------     ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               44,744                 27,996              738,731                 51,369
Participant deposits                                87,300                  4,104              469,986                  6,183
Participant transfers                               46,948                  7,571              413,372                230,312
Participant withdrawals                               (967)                   (95)             (64,181)                (3,241)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    178,025                 39,576            1,557,908                284,623
                                         ====================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                                                   VIP GROWTH
                                         VIP CONTRAFUND(R)       OPPORTUNITIES           VIP GROWTH          MUTUAL SHARES
                                             PORTFOLIO             PORTFOLIO              PORTFOLIO         SECURITIES FUND
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               42,333                14,987               214,469                 50,719
Participant deposits                                13,816                 2,143               129,832                  4,823
Participant transfers                               23,804                15,404               124,368                 17,889
Participant withdrawals                             (2,023)               (1,673)              (12,045)                  (212)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     77,930                30,861               456,624                 73,219
                                         ====================================================================================

                                             TEMPLETON             TEMPLETON
                                              FOREIGN               GROWTH             RYDEX VARIABLE         RYDEX VARIABLE
                                          SECURITIES FUND       SECURITIES FUND       TRUST JUNO FUND        TRUST NOVA FUND
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               17,854                43,541                18,085                 16,291
Participant deposits                                47,151                11,324                93,170                 12,465
Participant transfers                               51,767                40,276                24,422                  5,634
Participant withdrawals                             (3,119)                 (108)               (1,546)                  (103)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    113,653                95,033               134,131                 34,287
                                         ====================================================================================

                                                                   SCUDDER VIT
                                           RYDEX VARIABLE        EAFE(R) EQUITY          SCUDDER VIT
                                            TRUST SECTOR             INDEX            EQUITY 500 INDEX         TECHNOLOGY
                                           ROTATION FUND              FUND                  FUND                PORTFOLIO
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               25,061                27,505               156,493                 17,809
Participant deposits                                 9,101                 2,742                17,632                  5,977
Participant transfers                               53,795                28,813                85,892                 72,838
Participant withdrawals                               (276)                 (201)              (13,095)                  (135)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     87,681                58,859               246,922                 96,489
                                         ====================================================================================

                                              WANGER                WANGER                                     WANGER U.S.
                                           INTERNATIONAL         INTERNATIONAL                                   SMALLER
                                              SELECT               SMALL CAP            WANGER SELECT           COMPANIES
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                1,110               165,031                24,201                 99,281
Participant deposits                                 6,769                55,525                 9,830                 12,407
Participant transfers                                2,241                33,881                (2,903)                23,432
Participant withdrawals                                (13)               (8,847)                  (54)                (8,643)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     10,107               245,590                31,074                126,477
                                         ====================================================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                              PHOENIX-                               PHOENIX-ALLIANCE/
                                              ABERDEEN          PHOENIX-AIM MID-         BERNSTEIN         PHOENIX-ALLIANCE/
                                           INTERNATIONAL           CAP EQUITY         ENHANCED INDEX        BERNSTEIN GROWTH
                                               SERIES                SERIES               SERIES             + VALUE SERIES
                                         -----------------     -----------------     -----------------     ------------------
Accumulation units outstanding,
   beginning of period                              35,403                19,524                 8,382                  3,355
Participant deposits                                 1,104                   361                   438                    -
Participant transfers                               78,219                34,810                 2,654                 11,238
Participant withdrawals                               (136)                 (479)                 (124)                   -
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    114,590                54,216                11,350                 14,593
                                         ====================================================================================

                                           PHOENIX-DUFF &          PHOENIX-               PHOENIX-
                                            PHELPS REAL            ENGEMANN            ENGEMANN SMALL            PHOENIX-
                                         ESTATE SECURITIES      CAPITAL GROWTH           & MID-CAP            GOODWIN MONEY
                                              SERIES                SERIES             GROWTH SERIES          MARKET SERIES
                                         -----------------     -----------------     -----------------     ------------------
Accumulation units outstanding,
  beginning of period                               29,719                52,858                 9,403                 40,871
Participant deposits                                13,765                 2,679                 2,823                204,819
Participant transfers                               25,918                26,313                11,234                (51,291)
Participant withdrawals                               (101)                 (349)                   (8)                  (906)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     69,301                81,501                23,452                193,493
                                         ====================================================================================

                                                                   PHOENIX-
                                              PHOENIX-          GOODWIN MULTI-
                                           GOODWIN MULTI-        SECTOR SHORT          PHOENIX-JANUS          PHOENIX-KAYNE
                                            SECTOR FIXED           TERM BOND          FLEXIBLE INCOME       RISING DIVIDENDS
                                           INCOME SERIES            SERIES                SERIES                 SERIES
                                         -----------------     -----------------     -----------------     ------------------
Accumulation units outstanding,
  beginning of period                              105,247                   -                  10,996                  1,172
Participant deposits                                12,250                51,845                26,953                 17,504
Participant transfers                               52,429                 4,445                91,069                 21,858
Participant withdrawals                                (40)                  -                    (427)                  (294)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    169,886                56,290               128,591                 40,240
                                         ====================================================================================

                                           PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL         PHOENIX-LAZARD        PHOENIX-LAZARD
                                           QUALITY VALUE         EQUITY SELECT        SMALL-CAP VALUE        U.S. MULTI-CAP
                                               SERIES               SERIES                 SERIES                SERIES
                                         -----------------     -----------------     -----------------     ------------------
Accumulation units outstanding,
  beginning of period                                  -                   8,990                   -                      -
Participant deposits                                 1,233               224,102                 1,034                 10,426
Participant transfers                               23,880               158,234                   107                  3,441
Participant withdrawals                               (275)               (2,515)                  -                      -
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     24,838               388,811                 1,141                 13,867
                                         ====================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                           PHOENIX-LORD           PHOENIX-LORD           PHOENIX-LORD         PHOENIX-MFS
                                            ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP      INVESTORS GROWTH
                                          DEBENTURE SERIES        VALUE SERIES           VALUE SERIES         STOCK SERIES
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                                  694                15,279                  1,147                27,828
Participant deposits                                18,192               161,854                  4,973                78,594
Participant transfers                               83,778               146,430                 63,795                94,586
Participant withdrawals                             (1,603)               (2,576)                (3,079)                 (933)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    101,061               320,987                 66,836               200,075
                                         ====================================================================================

                                                                                                                PHOENIX-
                                            PHOENIX-MFS                                   PHOENIX-              NORTHERN
                                          INVESTORS TRUST         PHOENIX-MFS          NORTHERN DOW 30         NASDAQ-100
                                              SERIES              VALUE SERIES             SERIES            INDEX(R) SERIES
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                                2,777                 9,673                 34,449                23,740
Participant deposits                                   -                  10,527                  2,264                 1,104
Participant transfers                                3,391                66,073                 25,528                 5,479
Participant withdrawals                               (560)                 (877)               (23,496)                 (173)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                      5,608                85,396                 38,745                30,150
                                         ====================================================================================

                                               PHOENIX-             PHOENIX-
                                           OAKHURST GROWTH          OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                             AND INCOME            STRATEGIC           OAKHURST VALUE       BERNSTEIN GLOBAL
                                               SERIES          ALLOCATION SERIES        EQUITY SERIES         VALUE SERIES
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                                6,869               213,245                 23,778                 5,477
Participant deposits                               134,243                 9,201                    974                 4,136
Participant transfers                              116,823               (43,899)                67,628                   441
Participant withdrawals                             (1,296)                  -                      (23)                   (1)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    256,639               178,547                 92,357                10,053
                                         ====================================================================================

                                          PHOENIX-SANFORD      PHOENIX-SANFORD         PHOENIX-SENECA        PHOENIX-SENECA
                                           BERNSTEIN MID-      BERNSTEIN SMALL-        MID-CAP GROWTH        STRATEGIC THEME
                                          CAP VALUE SERIES     CAP VALUE SERIES            SERIES                 SERIES
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                               21,194                19,541                    515                12,735
Participant deposits                                   295                 6,868                    809                 7,249
Participant transfers                               28,437                20,403                 42,867                29,852
Participant withdrawals                                -                     -                       (2)                 (575)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     49,926                46,812                 44,189                49,261
                                         ====================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------

                                           PHOENIX-STATE
                                          STREET RESEARCH       AIM V.I. CAPITAL                             ALGER AMERICAN
                                             SMALL-CAP            APPRECIATION        AIM V.I. PREMIER      LEVERAGED ALLCAP
                                           GROWTH SERIES              FUND               EQUITY FUND            PORTFOLIO
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                                1,326                42,501                 3,102                    -
Participant deposits                                24,436               117,263                10,720                  1,168
Participant transfers                               18,873               110,438                31,631                 26,833
Participant withdrawals                               (227)               (1,377)                 (709)                    (5)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     44,408               268,825                44,744                 27,996
                                         ====================================================================================

                                           FEDERATED FUND        FEDERATED HIGH
                                             FOR U.S.             INCOME BOND                                   VIP GROWTH
                                            GOVERNMENT             FUND II --         VIP CONTRAFUND(R)       OPPORTUNITIES
                                           SECURITIES II         PRIMARY SHARES           PORTFOLIO             PORTFOLIO
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                              100,087                   -                    2,479                 3,369
Participant deposits                               280,497                12,035                 11,991                 9,585
Participant transfers                              366,472                39,685                 27,869                 2,446
Participant withdrawals                             (8,325)                 (351)                    (6)                 (413)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    738,731                51,369                 42,333                14,987
                                         ====================================================================================

                                                                                          TEMPLETON             TEMPLETON
                                            VIP GROWTH           MUTUAL SHARES             FOREIGN               GROWTH
                                             PORTFOLIO          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                         -----------------     -----------------      -----------------    ------------------
Acumulation units outstanding,
  beginning of period                               38,740                18,994                    928                17,179
Participant deposits                                88,413                11,293                 14,630                   -
Participant transfers                               88,319                20,432                  2,900                34,640
Participant withdrawals                             (1,003)                  -                     (604)               (8,278)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    214,469                50,719                 17,854                43,541
                                         ====================================================================================

                                                                                                               SCUDDER VIT
                                                                                       RYDEX VARIABLE        EAFE(R) EQUITY
                                           RYDEX VARIABLE        RYDEX VARIABLE         TRUST SECTOR             INDEX
                                          TRUST JUNO FUND       TRUST NOVA FUND         ROTATION FUND             FUND
                                         -----------------     -----------------      -----------------    ------------------
Accumulation units outstanding,
  beginning of period                                  -                     -                      -                   9,617
Participant deposits                                 7,967                   -                      -                   3,951
Participant transfers                               10,439                16,291                 25,061                14,276
Participant withdrawals                               (321)                  -                      -                    (339)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                     18,085                16,291                 25,061                27,505
                                         ====================================================================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                             SUBACCOUNT
                                         ------------------------------------------------------------------------------------
                                            SCUDDER VIT                                                          WANGER
                                          EQUITY 500 INDEX        TECHNOLOGY           WANGER FOREIGN         INTERNATIONAL
                                                FUND               PORTFOLIO               FORTY                SMALL CAP
                                         -----------------     -----------------      ----------------     ------------------
Accumulation units outstanding,
  beginning of period                               25,656                 5,122                   614                 39,756
Participant deposits                                63,417                 1,084                   503                 51,419
Participant transfers                               69,236                11,603                   -                   74,637
Participant withdrawals                             (1,816)                  -                      (7)                  (781)
                                         ------------------------------------------------------------------------------------
Accumulation units outstanding,
  end of period                                    156,493                17,809                 1,110                165,031
                                         ====================================================================================

                                                                  WANGER U.S.
                                                                    SMALLER
                                           WANGER TWENTY           COMPANIES
                                         -----------------     -----------------
Accumulation units outstanding,
  beginning of period                                  618                63,042
Participant deposits                                10,931                 3,793
Participant transfers                               12,660                32,446
Participant withdrawals                                 (8)                  -
                                         ---------------------------------------
Accumulation units outstanding,
  end of period                                     24,201                99,281
                                         =======================================

                PHOENIX SPECTRUM EDGE(R)(DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.275% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $2,848, $719 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $20,453, $776 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

                PHOENIX SPECTRUM EDGE(R) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

A N N U A L  R E P O R T

                            Phoenix Spectrum Edge(R)

                                                 V a r i a b l e   A n n u i t y




               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                                DECEMBER 31,2004

                     DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT











                                [LOGO] PHOENIX(R)

                 VA0560AR4 (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                              PHOENIX-                                   PHOENIX-ALGER        PHOENIX-ALLIANCE/
                                              ABERDEEN              PHOENIX-AIM            SMALL-CAP             BERNSTEIN
                                            INTERNATIONAL             GROWTH                 GROWTH            ENHANCED INDEX
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $            3,493     $           15,646     $            5,459     $           20,543
                                        ==================     ==================     ==================     ==================
  Investment at market                  $            5,780     $           16,765     $            5,076     $           27,330
                                        ------------------     ------------------     ------------------     ------------------
     Total assets                                    5,780                 16,765                  5,076                 27,330
LIABILITIES
  Accrued expenses                                       6                     18                      6                     30
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            5,774     $           16,747     $            5,070     $           27,300
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       2,162                  9,518                  1,656                 13,209
                                        ==================     ==================     ==================     ==================
Unit value                              $         2.670785     $         1.759565     $         3.062256     $         2.066744
                                        ==================     ==================     ==================     ==================

                                                                                          PHOENIX-                PHOENIX-
                                           PHOENIX-DUFF &            PHOENIX-             ENGEMANN                ENGEMANN
                                            PHELPS REAL              ENGEMANN            GROWTH AND               SMALL-CAP
                                         ESTATE SECURITIES        CAPITAL GROWTH           INCOME                  GROWTH
                                            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $           60,401     $            4,756     $           46,721     $              371
                                        ==================     ==================     ==================     ==================
  Investment at market                  $           74,008     $            5,267     $           51,657     $              744
                                        ------------------     ------------------     ------------------     ------------------
     Total assets                                   74,008                  5,267                 51,657                    744
LIABILITIES
  Accrued expenses                                      80                      5                     56                      1
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           73,928     $            5,262     $           51,601     $              743
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      18,013                  2,715                 24,181                    321
                                        ==================     ==================     ==================     ==================
Unit value                              $         4.104171     $         1.938177     $         2.133984     $         2.317733
                                        ==================     ==================     ==================     ==================

                                              PHOENIX-                                                            PHOENIX-
                                             ENGEMANN                PHOENIX-             PHOENIX-             GOODWIN MULTI-
                                             STRATEGIC            ENGEMANN VALUE        GOODWIN MONEY           SECTOR FIXED
                                             ALLOCATION              EQUITY                MARKET                  INCOME
                                             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $          168,844     $           23,003     $           51,037     $           23,084
                                        ==================     ==================     ==================     ==================
  Investment at market                  $          198,610     $           25,920     $           51,037     $           23,479
                                        ------------------     ------------------     ------------------     ------------------
     Total assets                                  198,610                 25,920                 51,037                 23,479
LIABILITIES
  Accrued expenses                                     217                     29                     56                     26
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $          198,393     $           25,891     $           50,981     $           23,453
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      89,465                 11,964                 25,748                  9,078
                                        ==================     ==================     ==================     ==================
Unit value                              $         2.217558     $         2.164207     $         1.980003     $         2.583464
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2004
                                 (CONTINUED)

                                             PHOENIX-
                                           GOODWIN MULTI-                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                           SECTOR SHORT           PHOENIX-KAYNE           SMALL-CAP             INTERNATIONAL
                                            TERM BOND           RISING DIVIDENDS        QUALITY VALUE           EQUITY SELECT
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $           15,862     $            4,287     $            2,480     $           51,393
                                        ==================     ==================     ==================     ==================
  Investment at market                  $           15,969     $            4,354     $            3,811     $           61,807
                                        ------------------     ------------------     ------------------     ------------------
     Total assets                                   15,969                  4,354                  3,811                 61,807
LIABILITIES
  Accrued expenses                                      17                      5                      4                     66
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           15,952     $            4,349     $            3,807     $           61,741
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      15,015                  1,853                  1,286                 22,110
                                        ==================     ==================     ==================     ==================
Unit value                              $         1.062348     $         2.346203     $         2.960038     $         2.792430
                                        ==================     ==================     ==================     ==================

                                                                 PHOENIX-LORD           PHOENIX-LORD             PHOENIX-LORD
                                          PHOENIX-LAZARD          ABBETT BOND-         ABBETT LARGE-CAP         ABBETT MID-CAP
                                          SMALL-CAP VALUE          DEBENTURE                VALUE                   VALUE
                                            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $            8,279     $           18,304     $           52,476     $            8,277
                                        ==================     ==================     ==================     ==================
  Investment at market                  $            8,579     $           18,800     $           60,776     $           10,730
                                        ------------------     ------------------     ------------------     ------------------
    Total assets                                     8,579                 18,800                 60,776                 10,730
LIABILITIES
  Accrued expenses                                       9                     21                     66                     12
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            8,570     $           18,779     $           60,710     $           10,718
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       2,842                  7,133                 21,510                  3,574
                                        ==================     ==================     ==================     ==================
Unit value                              $         3.015315     $         2.632622     $         2.822475     $         2.998845
                                        ==================     ==================     ==================     ==================

                                                                PHOENIX-SANFORD        PHOENIX-SANFORD
                                             PHOENIX-            BERNSTEIN MID-        BERNSTEIN SMALL-        PHOENIX-SENECA
                                         NORTHERN DOW 30           CAP VALUE              CAP VALUE            MID-CAP GROWTH
                                             SUBACCOUNT           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $            5,076     $           57,306     $           39,047     $            4,857
                                        ==================     ==================     ==================     ==================
  Investment at market                  $            6,333     $           67,727     $           42,673     $            6,117
                                        ------------------     ------------------     ------------------     ------------------
    Total assets                                     6,333                 67,727                 42,673                  6,117
LIABILITIES
Accrued expenses                                         7                     73                     46                      7
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            6,326     $           67,654     $           42,627     $            6,110
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       2,846                 21,299                 12,896                  3,350
                                        ==================     ==================     ==================     ==================
Unit value                              $         2.222501     $         3.176303     $         3.305419     $         1.823780
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2004
                                 (CONTINUED)

                                                                                       FEDERATED FUND         FEDERATED HIGH
                                                                                          FOR U.S.             INCOME BOND
                                         AIM V.I. CAPITAL       AIM V.I. PREMIER         GOVERNMENT               FUND II--
                                           APPRECIATION              EQUITY             SECURITIES II         PRIMARY SHARES
                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $            7,634     $              522     $           66,023     $            7,704
                                        ==================     ==================     ==================     ==================
  Investment at market                  $            8,275     $              591     $           65,165     $            9,201
                                        ------------------     ------------------     ------------------     ------------------
    Total assets                                     8,275                    591                 65,165                  9,201
LIABILITIES
  Accrued expenses                                       9                      3                     72                     10
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $            8,266     $              588     $           65,093     $            9,191
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                       4,006                    326                 29,527                  3,509
                                        ==================     ==================     ==================     ==================
Unit value                              $         2.063608     $         1.806508     $         2.204497     $         2.619326
                                        ==================     ==================     ==================     ==================

                                                                                          TEMPLETON               TEMPLETON
                                                                                           FOREIGN                  GROWTH
                                         VIP CONTRAFUND(R)         VIP GROWTH             SECURITIES              SECURITIES
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $           42,849     $           11,866     $            8,358     $           51,103
                                        ==================     ==================     ==================     ==================
  Investment at market                  $           51,703     $           12,779     $           10,026     $           63,807
                                        ------------------     ------------------     ------------------     ------------------
    Total assets                                    51,703                 12,779                 10,026                 63,807
LIABILITIES
Accrued expenses                                        56                     14                     10                     69
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           51,647     $           12,765     $           10,016     $           63,738
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      19,520                  6,850                  4,002                 26,043
                                        ==================     ==================     ==================     ==================
Unit value                              $         2.645872     $         1.863651     $         2.502902     $         2.447394
                                        ==================     ==================     ==================     ==================

                                                                RYDEX VARIABLE             WANGER                  WANGER
                                          RYDEX VARIABLE         TRUST SECTOR           INTERNATIONAL           INTERNATIONAL
                                            TRUST JUNO             ROTATION                SELECT                 SMALL CAP
                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                        ------------------     ------------------     ------------------     ------------------
ASSETS
  Investment at cost                    $           11,052     $            2,113     $            2,065     $           50,217
                                        ==================     ==================     ==================     ==================
  Investment at market                  $           10,570     $            2,406     $            2,480     $           60,700
                                        ------------------     ------------------     ------------------     ------------------
    Total assets                                    10,570                  2,406                  2,480                 60,700
LIABILITIES
  Accrued expenses                                      12                      2                      3                     65
                                        ------------------     ------------------     ------------------     ------------------
NET ASSETS                              $           10,558     $            2,404     $            2,477     $           60,635
                                        ==================     ==================     ==================     ==================
Accumulation units outstanding                      11,390                  1,909                    836                 18,532
                                        ==================     ==================     ==================     ==================
Unit value                              $         0.926973     $         1.259418     $         2.962076     $         3.271891
                                        ==================     ==================     ==================     ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2004
                                 (CONTINUED)

                                                                    WANGER U.S.
                                                                     SMALLER
                                           WANGER SELECT            COMPANIES
                                            SUBACCOUNT              SUBACCOUNT
                                        ------------------     ------------------
ASSETS
  Investment at cost                    $            2,101     $           24,807
                                        ==================     ==================
  Investment at market                  $            2,422     $           38,979
                                        ------------------     ------------------
    Total assets                                     2,422                 38,979
LIABILITIES
  Accrued expenses                                       3                     42
                                        ------------------     ------------------
NET ASSETS                              $            2,419     $           38,937
                                        ==================     ==================
Accumulation units outstanding                         830                 13,497
                                        ==================     ==================
Unit value                              $         2.916064     $         2.884863
                                        ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                             PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                             ABERDEEN          PHOENIX-AIM        SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL          GROWTH            GROWTH           ENHANCED INDEX
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             140   $             16   $            -     $             378
Expenses
   Mortality and expense fees                                          66                163                 64                 332
   Indexing (gain) loss                                                 2                  3                  1                   6
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                           72               (150)               (65)                 40
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                        2                 21                 15                  21
Net realized gain distribution from Fund                              -                  -                   76                 -
Net change in unrealized appreciation (depreciation)
   on investment                                                      858                678                 72               2,056
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                         860                699                163               2,077
Net increase (decrease) in net assets resulting from
   operations                                           $             932   $            549   $             98   $           2,117
                                                        =================   ================   ================   =================

                                                                                                   PHOENIX-           PHOENIX-
                                                          PHOENIX-DUFF &         PHOENIX-          ENGEMANN           ENGEMANN
                                                           PHELPS REAL           ENGEMANN         GROWTH AND         SMALL-CAP
                                                        ESTATE SECURITIES     CAPITAL GROWTH        INCOME             GROWTH
                                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $           1,487   $             41   $            535   $             -
Expenses
   Mortality and expense fees                                         710                 26                490                   9
   Indexing (gain) loss                                                26                  1                  9                 -
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                          751                 14                 36                  (9)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                   (2,074)              (210)                18                   5
Net realized gain distribution from Fund                            5,886                -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                   11,090                379              4,138                  61
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                      14,902                169              4,156                  66
Net increase (decrease) in net assets resulting from
   operations                                           $          15,653   $            183   $          4,192   $              57
                                                        =================   ================   ================   =================

                                                            PHOENIX-                                                    PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                           STRATEGIC         ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT(2)
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $           4,905   $            135   $            332   $           1,167
Expenses
   Mortality and expense fees                                       2,391                102                455                 212
   Indexing (gain) loss                                                30                  2                  3                   2
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                        2,484                 31               (126)                953
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                       15                  5                -                  (259)
Net realized gain distribution from Fund                            5,002                -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                    3,613              2,490                -                   395
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                       8,630              2,495                -                   136
Net increase (decrease) in net assets resulting from
   operations                                           $          11,114   $          2,526   $           (126)  $           1,089
                                                        =================   ================   ================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                             PHOENIX-
                                                          GOODWIN MULTI-                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                           SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                            TERM BOND       RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                          SUBACCOUNT(2)       SUBACCOUNT(5)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             457   $             60   $             26   $             589
Expenses
   Mortality and expense fees                                         115                 36                 43                 588
   Indexing (gain) loss                                                 1                -                    1                  13
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                          341                 24                (18)                (12)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                      -                  -                    5                  38
Net realized gain distribution from Fund                              -                  -                   38                 338
Net change in unrealized appreciation (depreciation)
   on investment                                                      107                 67                713               7,326
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                         107                 67                756               7,702
Net increase (decrease) in net assets resulting from
   operations                                           $             448   $             91   $            738   $           7,690
                                                        =================   ================   ================   =================

                                                                              PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD
                                                          PHOENIX-LAZARD      ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP
                                                         SMALL-CAP VALUE       DEBENTURE             VALUE              VALUE
                                                          SUBACCOUNT(3)        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                         -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             -     $            824   $            438   $              39
Expenses
   Mortality and expense fees                                          90                202                555                  86
   Indexing (gain) loss                                                 2                  2                 11                   2
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                          (92)               620               (128)                (49)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                   (1,954)                42                 16                   1
Net realized gain distribution from Fund                              681                245                221                  62
Net change in unrealized appreciation (depreciation)
   on investment                                                      300                153              5,873               1,574
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                        (973)               440              6,110               1,637
Net increase (decrease) in net assets resulting from
   operations                                           $          (1,065)  $          1,060   $          5,982   $           1,588
                                                        =================   ================   ================   =================

                                                                             PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             PHOENIX-         BERNSTEIN MID-    BERNSTEIN SMALL-     PHOENIX-SENECA
                                                         NORTHERN DOW 30        CAP VALUE          CAP VALUE         MID-CAP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             101   $             84   $            -     $             -
Expenses
   Mortality and expense fees                                          79                548                313                  73
   Indexing (gain) loss                                                 1                 13                 10                   1
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                           21               (477)              (323)                (74)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                      -               (2,390)             1,044                  10
Net realized gain distribution from Fund                              -                4,388              3,439                 -
Net change in unrealized appreciation (depreciation)
   on investment                                                      181              4,623              1,946                 374
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                         181              6,621              6,429                 384
Net increase (decrease) in net assets resulting from
   operations                                           $             202   $          6,144   $          6,106   $             310
                                                        =================   ================   ================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                FEDERATED FUND      FEDERATED HIGH
                                                                                                   FOR U.S.          INCOME BOND
                                                         AIM V.I. CAPITAL   AIM V.I. PREMIER      GOVERNMENT          FUND II--
                                                           APPRECIATION          EQUITY          SECURITIES II      PRIMARY SHARES
                                                            SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT          SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             -     $              3   $          3,325   $             707
Expenses
   Mortality and expense fees                                         102                  3                935                 124
   Indexing (gain) loss                                                 2                -                    8                   1
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                         (104)               -                2,382                 582
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                       31                -                 (108)                107
Net realized gain distribution from Fund                              -                  -                  388                 -
Net change in unrealized appreciation (depreciation)
   on investment                                                      525                 69             (1,012)                118
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                         556                 69               (732)                225
Net increase (decrease) in net assets resulting from
   operations                                           $             452   $             69   $          1,650   $             807
                                                        =================   ================   ================   =================

                                                                                                  TEMPLETON          TEMPLETON
                                                                                                   FOREIGN            GROWTH
                                                        VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES         SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $              62   $             52   $             45   $             321
Expenses
   Mortality and expense fees                                         458                213                 73                 438
   Indexing (gain) loss                                                10                  2                  2                  10
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                         (406)              (163)               (30)               (127)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                        5               (176)               (25)                 36
Net realized gain distribution from Fund                              -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                    5,943                375              1,289               6,735
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                       5,948                199              1,264               6,771
Net increase (decrease) in net assets resulting from
   operations                                           $           5,542   $             36   $          1,234   $           6,644
                                                        =================   ================   ================   =================

                                                                             RYDEX VARIABLE                             WANGER
                                                          RYDEX VARIABLE      TRUST SECTOR       SCUDDER VIT        INTERNATIONAL
                                                            TRUST JUNO          ROTATION       EQUITY 500 INDEX         SELECT
                                                          SUBACCOUNT(5)       SUBACCOUNT(5)      SUBACCOUNT(1)       SUBACCOUNT(4)
                                                        -----------------   ----------------   ----------------   -----------------
Investment income
   Distributions                                        $             -     $            -     $            -     $             -
Expenses
   Mortality and expense fees                                          40                 18                166                  76
   Indexing (gain) loss                                               -                    1                -                    (1)
                                                        -----------------   ----------------   ----------------   -----------------
Net investment income (loss)                                          (40)               (19)              (166)                (75)
                                                        -----------------   ----------------   ----------------   -----------------
Net realized gain (loss) from share transactions                      -                    1                 59              (2,696)
Net realized gain distribution from Fund                               42                -                  -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                     (482)               293                -                   415
                                                        -----------------   ----------------   ----------------   -----------------
Net gain (loss) on investment                                        (440)               294                 59              (2,281)
Net increase (decrease) in net assets resulting from
   operations                                           $            (480)  $            275   $           (107)  $          (2,356)
                                                        =================   ================   ================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                              WANGER                              WANGER U.S.
                                                          INTERNATIONAL                             SMALLER
                                                            SMALL CAP         WANGER SELECT        COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT
                                                        -----------------   ----------------   ----------------
Investment income
   Distributions                                        $             151   $            -     $            -
Expenses
   Mortality and expense fees                                         469                 75                447
   Indexing (gain) loss                                                14                 (1)                10
                                                        -----------------   ----------------   ----------------
Net investment income (loss)                                         (332)               (74)              (457)
                                                        -----------------   ----------------   ----------------
Net realized gain (loss) from share transactions                    2,428             (1,772)               (25)
Net realized gain distribution from Fund                              -                  -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                    9,972                321              5,728
                                                        -----------------   ----------------   ----------------
Net gain (loss) on investment                                      12,400             (1,451)             5,703
Net increase (decrease) in net assets resulting from
   operations                                           $          12,068   $         (1,525)  $          5,246
                                                        =================   ================   ================

Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date January 2, 2004 to December 31, 2004.
(2) From inception date January 15, 2004 to December 31, 2004.
(3) From inception date March 19, 2004 to December 31, 2004.
(4) From inception date March 26, 2004 to December 31, 2004.
(5) From inception date May 6, 2004 to December 31, 2004.
(6) From inception date August 9, 2004 to December 31, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                 PHOENIX-                                PHOENIX-ALGER         PHOENIX-ALLIANCE/
                                                 ABERDEEN           PHOENIX-AIM            SMALL-CAP              BERNSTEIN
                                              INTERNATIONAL           GROWTH                GROWTH              ENHANCED INDEX
                                                SUBACCOUNT          SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $              72     $           (150)     $             (65)     $              40
      Net realized gain (loss)                              2                   21                     91                     21
      Net change in unrealized
         appreciation (depreciation)
         on investment                                    858                  678                     72                  2,056
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations                 932                  549                     98                  2,117
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                  4,000                    -                      -
      Participant transfers                               -                  2,638                    260                      1
      Participant withdrawals                             (13)                (907)                  (493)                   -
                                            -----------------     ----------------      ------------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                         (13)               5,731                   (233)                     1
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   919                6,280                   (135)                 2,118
NET ASSETS
   Beginning of period                                  4,855               10,467                  5,205                 25,182
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $           5,774     $         16,747      $           5,070      $          27,300
                                            =================     ================      =================      =================

                                                                                             PHOENIX-              PHOENIX-
                                              PHOENIX-DUFF &          PHOENIX-               ENGEMANN              ENGEMANN
                                               PHELPS REAL            ENGEMANN              GROWTH AND            SMALL-CAP
                                            ESTATE SECURITIES      CAPITAL GROWTH             INCOME                GROWTH
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $             751     $             14      $              36      $              (9)
      Net realized gain (loss)                          3,812                 (210)                    18                      5
      Net change in unrealized
         appreciation (depreciation)
         on investment                                 11,090                  379                  4,138                     61
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              15,653                  183                  4,192                     57
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             19,473                  -                      -                      -
      Participant transfers                            17,922                4,572 (c)             31,553 (b)                 (2)
      Participant withdrawals                             (96)                  (2)                (1,618)                   -
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      37,299                4,570                 29,935                     (2)
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                52,952                4,753                 34,127                     55
NET ASSETS
   Beginning of period                                 20,976                  509                 17,474                    688
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $          73,928     $          5,262      $          51,601      $             743
                                            =================     ================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 PHOENIX-                                                          PHOENIX-
                                                 ENGEMANN             PHOENIX-              PHOENIX-            GOODWIN MULTI-
                                                STRATEGIC          ENGEMANN VALUE         GOODWIN MONEY          SECTOR FIXED
                                                ALLOCATION             EQUITY                MARKET                 INCOME
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT(2)
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $           2,484     $             31      $            (126)     $             953
      Net realized gain (loss)                          5,017                    5                    -                     (259)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                  3,613                2,490                    -                      395
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              11,114                2,526                   (126)                 1,089
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                   51,000                    -
      Participant transfers                            22,079               21,648 (d)             (3,421)                22,371 (a)
      Participant withdrawals                             (43)                 (11)                   -                       (7)
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      22,036               21,637                 47,579                 22,364
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                33,150               24,163                 47,453                 23,453
NET ASSETS
   Beginning of period                                165,243                1,728                  3,528                    -
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $         198,393     $         25,891      $          50,981      $          23,453
                                            =================     ================      =================      =================

                                                 PHOENIX-
                                              GOODWIN MULTI-                              PHOENIX-KAYNE         PHOENIX-LAZARD
                                               SECTOR SHORT         PHOENIX-KAYNE           SMALL-CAP            INTERNATIONAL
                                                TERM BOND         RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                              SUBACCOUNT(2)         SUBACCOUNT(5)          SUBACCOUNT              SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $             341     $             24      $             (18)     $             (12)
      Net realized gain (loss)                            -                    -                       43                    376
      Net change in unrealized
         appreciation (depreciation)
         on investment                                    107                   67                    713                  7,326
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations                 448                   91                    738                  7,690
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                      -                      -
      Participant transfers                            15,504                4,258                    -                    16,586
      Participant withdrawals                             -                    -                       (6)                 (2,905)
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      15,504                4,258                     (6)                13,681
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                15,952                4,349                    732                 21,371
NET ASSETS
   Beginning of period                                    -                    -                    3,075                 40,370
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $          15,952     $          4,349      $           3,807      $          61,741
                                            =================     ================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                     PHOENIX-LORD          PHOENIX-LORD           PHOENIX-LORD
                                              PHOENIX-LAZARD         ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP
                                             SMALL-CAP VALUE           DEBENTURE               VALUE                 VALUE
                                              SUBACCOUNT(3)           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $             (92)    $            620      $            (128)     $             (49)
      Net realized gain (loss)                         (1,273)                 287                    237                     63
      Net change in unrealized
         appreciation (depreciation)
         on investment                                    300                  153                  5,873                  1,574
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              (1,065)               1,060                  5,982                  1,588
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                    4,000                  3,000
      Participant transfers                             9,635                8,288                 21,223                  1,979
      Participant withdrawals                             -                    (41)                (2,075)                    (7)
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                       9,635                8,247                 23,148                  4,972
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 8,570                9,307                 29,130                  6,560
NET ASSETS
   Beginning of period                                    -                  9,472                 31,580                  4,158
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $           8,570     $         18,779      $          60,710      $          10,718
                                            =================     ================      =================      =================

                                                                   PHOENIX-SANFORD      PHOENIX-SANFORD
                                                 PHOENIX-           BERNSTEIN MID-      BERNSTEIN SMALL-        PHOENIX-SENECA
                                             NORTHERN DOW 30          CAP VALUE            CAP VALUE            MID-CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $              21     $           (477)     $            (323)     $             (74)
      Net realized gain (loss)                            -                  1,998                  4,483                     10
      Net change in unrealized
         appreciation (depreciation)
         on investment                                    181                4,623                  1,946                    374
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations                 202                6,144                  6,106                    310
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                      -                      -
      Participant transfers                               -                 33,120                 29,582                    -
      Participant withdrawals                             -                    -                      -                      -
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                         -                 33,120                 29,582                    -
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   202               39,264                 35,688                    310
NET ASSETS
   Beginning of period                                  6,124               28,390                  6,939                  5,800
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $           6,326     $         67,654      $          42,627      $           6,110
                                            =================     ================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                         FEDERATED FUND         FEDERATED HIGH
                                                                                            FOR U.S.              INCOME BOND
                                            AIM V.I. CAPITAL      AIM V.I. PREMIER         GOVERNMENT              FUND II--
                                              APPRECIATION             EQUITY             SECURITIES II         PRIMARY SHARES
                                               SUBACCOUNT           SUBACCOUNT(6)          SUBACCOUNT             SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $            (104)    $            -        $           2,382      $             582
      Net realized gain (loss)                             31                  -                      280                    107
      Net change in unrealized
         appreciation (depreciation)
         on investment                                    525                   69                 (1,012)                   118
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations                 452                   69                  1,650                    807
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                      -                      -
      Participant transfers                               392                  519                 (5,932)                (1,446)
      Participant withdrawals                            (772)                 -                   (2,785)                    (8)
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                        (380)                 519                 (8,717)                (1,454)
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    72                  588                 (7,067)                  (647)
NET ASSETS
   Beginning of period                                  8,194                  -                   72,160                  9,838
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $           8,266     $            588      $          65,093      $           9,191
                                            =================     ================      =================      =================

                                                                                            TEMPLETON             TEMPLETON
                                                                                             FOREIGN                GROWTH
                                            VIP CONTRAFUND(R)        VIP GROWTH             SECURITIES            SECURITIES
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $            (406)    $           (163)     $             (30)     $            (127)
      Net realized gain (loss)                              5                 (176)                   (25)                    36
      Net change in unrealized
         appreciation (depreciation)
         on investment                                  5,943                  375                  1,289                  6,735
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations               5,542                   36                  1,234                  6,644
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                              3,000               19,473                  2,000                    -
      Participant transfers                            22,729              (18,832)                 5,216                 30,642
      Participant withdrawals                             (91)              (1,170)                    (2)                   -
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      25,638                 (529)                 7,214                 30,642
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                31,180                 (493)                 8,448                 37,286
NET ASSETS
   Beginning of period                                 20,467               13,258                  1,568                 26,452
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $          51,647     $         12,765      $          10,016      $          63,738
                                            =================     ================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                   RYDEX VARIABLE                                   WANGER
                                              RYDEX VARIABLE        TRUST SECTOR          SCUDDER VIT           INTERNATIONAL
                                                TRUST JUNO            ROTATION          EQUITY 500 INDEX            SELECT
                                              SUBACCOUNT(5)         SUBACCOUNT(5)         SUBACCOUNT(1)          SUBACCOUNT(4)
                                            -----------------     ----------------      -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $             (40)    $            (19)     $            (166)     $             (75)
      Net realized gain (loss)                             42                    1                     59                 (2,696)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                   (482)                 293                    -                      415
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations                (480)                 275                   (107)               (2,356)
                                            -----------------     ----------------      -----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                                -                    -                   64,909                    -
      Participant transfers                            11,038                2,129                (64,802)                 4,833
      Participant withdrawals                             -                    -                      -                      -
                                            -----------------     ----------------      -----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      11,038                2,129                    107                  4,833
                                            -----------------     ----------------      -----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                10,558                2,404                    -                    2,477
NET ASSETS
   Beginning of period                                    -                    -                      -                      -
                                            -----------------     ----------------      -----------------      -----------------
   End of period                            $          10,558     $          2,404      $             -        $           2,477
                                            =================     ================      =================      =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                 WANGER                                    WANGER U.S.
                                              INTERNATIONAL                                 SMALLER
                                                SMALL CAP           WANGER SELECT          COMPANIES
                                               SUBACCOUNT           SUBACCOUNT(4)          SUBACCOUNT
                                            -----------------     ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Net investment income (loss)          $            (332)    $            (74)     $            (457)
      Net realized gain (loss)                          2,428               (1,772)                   (25)
      Net change in unrealized
         appreciation (depreciation)
         on investment                                  9,972                  321                  5,728
                                            -----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from operations              12,068               (1,525)                 5,246
                                            -----------------     ----------------      -----------------
   FROM CONTRACT TRANSACTIONS
      Participant deposits                             13,982                  -                   15,982
      Participant transfers                            27,682                3,944                (10,884)
      Participant withdrawals                            (716)                 -                      -
                                            -----------------     ----------------      -----------------
      Net increase (decrease) in net
         assets resulting from
         participant transactions                      40,948                3,944                  5,098
                                            -----------------     ----------------      -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                53,016                2,419                 10,344
NET ASSETS
   Beginning of period                                  7,619                  -                   28,593
                                            -----------------     ----------------      -----------------
   End of period                            $          60,635     $          2,419      $          38,937
                                            =================     ================      =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date January 2, 2004 to March 11, 2004.
(2) From inception date January 15, 2004 to December 31, 2004.
(3) From inception date March 19, 2004 to December 31, 2004.
(4) From inception date March 26, 2004 to December 31, 2004.
(5) From inception date May 6, 2004 to December 31, 2004.
(6) From inception date August 9, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                       PHOENIX-
                                               PHOENIX-                ALLIANCE/            PHOENIX-DUFF &            PHOENIX-
                                               ABERDEEN                BERNSTEIN             PHELPS REAL              ENGEMANN
                                             INTERNATIONAL           ENHANCED INDEX       ESTATE SECURITIES        CAPITAL GROWTH
                                              SUBACCOUNT               SUBACCOUNT            SUBACCOUNT(3)            SUBACCOUNT
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $               25      $             (46)     $             231      $               (6)
   Net realized gain (loss)                                 3                     12                    554                       1
   Net change in unrealized appreciation
      (depreciation) on investments                     1,223                  5,004                  2,517                     106
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                   1,251                  4,970                  3,302                     101
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   -                      -                      -                       -
   Participant transfers                                1,635 +                  -                   17,674                     -
   Participant withdrawals                                (12)                   -                      -                        (1)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      1,623                    -                   17,674                      (1)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                2,874                  4,970                 20,976                     100
NET ASSETS
   Beginning of period                                  1,981                 20,212                    -                       409
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $            4,855      $          25,182      $          20,976      $              509
                                           ==================      =================      =================      ==================

                                                PHOENIX-                                      PHOENIX-
                                             ENGEMANN SMALL             PHOENIX-            GOODWIN MULTI
                                              & MID-CAP              GOODWIN MONEY          SECTOR FIXED            PHOENIX-JANUS
                                                GROWTH                  MARKET                 INCOME              FLEXIBLE INCOME
                                              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT(2)           SUBACCOUNT
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $               (7)     $             (25)     $              (5)     $               91
   Net realized gain (loss)                                 3                    -                       47                      86
   Net change in unrealized appreciation
      (depreciation) on investments                       217                    -                      -                        (9)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                     213                    (25)                    42                     168
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 6,550                 13,100                 13,100                     -
   Participant transfers                               (5,692)               (15,478)               (13,099)                  3,437
   Participant withdrawals                               (860)                   (18)                   (43)                     (8)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                         (2)                (2,396)                   (42)                  3,429
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                  211                 (2,421)                   -                     3,597
NET ASSETS
   Beginning of period                                    477                  5,949                    -                       704
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $              688      $           3,528      $             -        $            4,301
                                           ==================      =================      =================      ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                              PHOENIX-KAYNE          PHOENIX-LAZARD         PHOENIX-LORD            PHOENIX-LORD
                                               SMALL-CAP              INTERNATIONAL         ABBETT BOND-            ABBETT LARGE-
                                              QUALITY VALUE          EQUITY SELECT           DEBENTURE               CAP VALUE
                                               SUBACCOUNT             SUBACCOUNT(3)         SUBACCOUNT(3)           SUBACCOUNT(3)
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $               (9)     $             109      $             213      $               41
   Net realized gain (loss)                                 6                     36                     78                      60
   Net change in unrealized appreciation
      (depreciation) on investments                       617                  3,088                    343                   2,427
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                     614                  3,233                    634                   2,528
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   -                   28,447                    -                    20,319
   Participant transfers                                2,064                  8,838                  8,838                   8,838
   Participant withdrawals                                 (5)                  (148)                   -                      (105)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      2,059                 37,137                  8,838                  29,052
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                2,673                 40,370                  9,472                  31,580
NET ASSETS
   Beginning of period                                    402                    -                      -                       -
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $            3,075      $          40,370      $           9,472      $           31,580
                                           ==================      =================      =================      ==================

                                              PHOENIX-LORD             PHOENIX-MFS
                                             ABBETT MID-CAP         INVESTORS GROWTH         PHOENIX-MF             PHOENIX-MFS
                                                 VALUE                   STOCK             INVESTORS TRUST            VALUE
                                               SUBACCOUNT              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $              (24)     $             (20)     $             (15)     $               28
   Net realized gain (loss)                                25                      2                      2                      10
   Net change in unrealized appreciation
      (depreciation) on investments                       880                    386                    533                   3,947
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                     881                    368                    520                   3,985
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   -                    9,483                    -                       -
   Participant transfers                                2,750                    -                    2,064                   2,062
   Participant withdrawals                                 (7)                   (52) ++                 (7)                     (5)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      2,743                  9,431                  2,057                   2,057
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                3,624                  9,799                  2,577                   6,042
NET ASSETS
   Beginning of period                                    534                    668                    393                  14,918
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $            4,158      $          10,467      $           2,970      $           20,960
                                           ==================      =================      =================      ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                             PHOENIX-
                                                                        PHOENIX-             OAKHURST                 PHOENIX-
                                               PHOENIX-             OAKHURST GROWTH          STRATEGIC              OAKHURST VALUE
                                            NORTHERN DOW 30            AND INCOME            ALLOCATION                EQUITY
                                              SUBACCOUNT               SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $                8      $              42      $           2,192      $               (6)
   Net realized gain (loss)                               321                    -                        8                       2
   Net change in unrealized appreciation
      (depreciation) on investments                     1,234                    750                 26,256                     320
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                   1,563                    792                 28,456                     316
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                39,301                 16,258                    -                       -
   Participant transfers                              (35,036)                   -                  131,075                     -
   Participant withdrawals                             (4,574)                   (86)                (4,288)                     (6)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       (309)                16,172                126,787                      (6)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                1,254                 16,964                155,243                     310
NET ASSETS
   Beginning of period                                  4,870                    510                 10,000                   1,418
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $            6,124      $          17,474      $         165,243      $            1,728
                                           ==================      =================      =================      ==================

                                                                                                                    PHOENIX-STATE
                                             PHOENIX-SANFORD        PHOENIX-SANFORD                                STREET RESEARCH
                                              BERNSTEIN MID-        BERNSTEIN SMALL-        PHOENIX-SENECA            SMALL-CAP
                                                CAP VALUE             CAP VALUE             MID-CAP GROWTH              GROWTH
                                               SUBACCOUNT             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT(4)
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $             (270)     $             (76)     $             (69)     $               (5)
   Net realized gain (loss)                             1,014                    127                      3                     273
   Net change in unrealized appreciation
      (depreciation) on investments                     7,359                  2,008                  1,305                    (455)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                   8,103                  2,059                  1,239                    (187)
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                19,650                    -                      -                     5,419
   Participant transfers                              (17,173)                    (7)                   -                       -
   Participant withdrawals                             (2,593)                   -                      -                       (27)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                       (116)                    (7)                   -                     5,392
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                7,987                  2,052                  1,239                   5,205
NET ASSETS
   Beginning of period                                 20,403                  4,887                  4,561                     -
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $           28,390      $           6,939      $           5,800      $            5,205
                                           ==================      =================      =================      ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                     FEDERATED FUND         FEDERATED HIGH
                                                                        FOR U.S.             INCOME BOND
                                            AIM V.I. CAPITAL           GOVERNMENT             FUND II--
                                              APPRECIATION           SECURITIES II          PRIMARY SHARES        VIP CONTRAFUND(R)
                                              SUBACCOUNT(4)            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT(3)
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $               (8)     $             494      $             534      $             (120)
   Net realized gain (loss)                               -                      126                      9                     -
   Net change in unrealized appreciation
      (depreciation) on investments                       116                     (3)                 1,119                   2,911
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                     108                    617                  1,662                   2,791
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 8,128                 41,549                    -                       -
   Participant transfers                                  -                    4,488                  1,189                  17,676
   Participant withdrawals                                (42)                   (55)                   (15)                    -
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                      8,086                 45,982                  1,174                  17,676
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets                8,194                 46,599                  2,836                  20,467
NET ASSETS
   Beginning of period                                    -                   25,561                  7,002                     -
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $            8,194      $          72,160      $           9,838      $           20,467
                                           ==================      =================      =================      ==================

                                                                      TEMPLETON              TEMPLETON                WANGER
                                                                       FOREIGN                GROWTH               INTERNATIONAL
                                               VIP GROWTH             SECURITIES             SECURITIES              SMALL CAP
                                               SUBACCOUNT            SUBACCOUNT(1)           SUBACCOUNT              SUBACCOUNT
                                           ------------------      -----------------      -----------------      ------------------
FROM OPERATIONS
   Net investment income (loss)            $              (22)     $               6      $              50      $              (11)
   Net realized gain (loss)                                 2                      1                    (48)                      2
   Net change in unrealized appreciation
      (depreciation) on investments                       483                    379                  6,111                     465
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) resulting
      from operations                                     463                    386                  6,113                     456
                                           ------------------      -----------------      -----------------      ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                12,193                    -                   13,098                   6,771
   Participant transfers                                  -                    1,190                (12,028)                    -
   Participant withdrawals                                (66)                    (8)                (1,013)                    (37)
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                     12,127                  1,182                     57                   6,734
                                           ------------------      -----------------      -----------------      ------------------
   Net increase (decrease) in net assets               12,590                  1,568                  6,170                   7,190
NET ASSETS
   Beginning of period                                    668                    -                   20,282                     429
                                           ------------------      -----------------      -----------------      ------------------
   End of period                           $           13,258      $           1,568      $          26,452      $            7,619
                                           ==================      =================      =================      ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                               WANGER U.S.
                                                SMALLER
                                               COMPANIES
                                               SUBACCOUNT
                                           ------------------
FROM OPERATIONS
   Net investment income (loss)            $             (323)
   Net realized gain (loss)                               136
   Net change in unrealized appreciation
      (depreciation) on investments                     8,641
                                           ------------------
   Net increase (decrease) resulting
      from operations                                   8,454
                                           ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                13,100
   Participant transfers                              (11,747)
   Participant withdrawals                             (1,441)
                                           ------------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                        (88)
                                           ------------------
   Net increase (decrease) in net assets                8,366
NET ASSETS
   Beginning of period                                 20,227
                                           ------------------
   End of period                           $           28,593
                                           ==================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception February 3, 2003 to December 31, 2003.
(2)  From inception February 5, 2003 to December 31, 2003.
(3)  From inception March 3, 2003 to December 31, 2003.
(4)  From inception December 2, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                             PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Spectrum Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 48 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 Long-term growth of capital and future income rather than current
(formerly, Phoenix-MFS Investors Growth Stock Series)     income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap        Long-term capital growth
Growth Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth        Long-term growth of capital
Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              High total return over an extended period of time consistent with prudent
(formerly, Phoenix-Oakhurst Strategic Allocation Series)  investment risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                      Long-term capital appreciation with current income as a secondary
(formerly, Phoenix-Oakhurst Value Equity Series)          consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            To track the total return of the Dow Jones Industrial Average(SM) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               To track the total return of the Nasdaq-100 Index(R) before series expenses
-----------------------------------------------------------------------------------------------------------------------------------

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series          capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          Current income by investing primarily in a diversified portfolio or U.S.
                                                          government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                            futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                          Treasury Bond.
-----------------------------------------------------------------------------------------------------------------------------------
                                                          To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                            benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                     EAFE(R)Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         Match the performance of the Standard & Poor's 500 Composite Stock
                                                          Price Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               Long-term growth of capital
(formerly, Wanger Foreign Forty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             Long-term growth of capital
(formerly, Wanger Twenty)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN THE PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                             PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

    Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
THE PHOENIX EDGE SERIES FUND
----------------------------
    Phoenix-Aberdeen International Series                                $       139                     $        80
    Phoenix-AIM Growth Series                                                  6,370                             781
    Phoenix-Alger Small-Cap Growth Series                                        337                             558
    Phoenix-Alliance/Bernstein Enhanced Index Series                             379                             337
    Phoenix-Duff & Phelps Real Estate Securities Series                       98,629                          54,637
    Phoenix-Engemann Capital Growth Series                                    35,048                          30,459
    Phoenix-Engemann Growth and Income Series                                 32,088                           2,078
    Phoenix-Engemann Small-Cap Growth Series                                       -                              11
    Phoenix-Engemann Strategic Allocation Series                              31,987                           2,439
    Phoenix-Engemann Value Equity Series                                      21,784                              88
    Phoenix-Goodwin Money Market Series                                      425,512                         378,006
    Phoenix-Goodwin Multi-Sector Fixed Income Series                          33,393                          10,050
    Phoenix-Goodwin Multi-Sector Short Term Bond Series                       15,960                              98
    Phoenix-Kayne Rising Dividends Series                                      4,319                              32
    Phoenix-Kayne Small-Cap Quality Value Series                                  64                              49
    Phoenix-Lazard International Equity Select Series                         16,593                           2,562
    Phoenix-Lazard Small-Cap Value Series                                     30,604                          20,371
    Phoenix-Lord Abbett Bond-Debenture Series                                 20,120                          10,998
    Phoenix-Lord Abbett Large-Cap Value Series                                25,015                           1,741
    Phoenix-Lord Abbett Mid-Cap Value Series                                   5,080                              88
    Phoenix-Northern Dow 30 Series                                               101                              80
    Phoenix-Sanford Bernstein Mid-Cap Value Series                           100,360                          63,288
    Phoenix-Sanford Bernstein Small-Cap Value Series                          64,071                          31,335
    Phoenix-Seneca Mid-Cap Growth Series                                           -                              74

                             PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                PURCHASES                        SALES
----------                                                                ---------                        -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. Capital Appreciation Fund                                   $       391                     $       874
    AIM V.I. Premier Equity Fund                                                 525                               3

FEDERATED INSURANCE SERIES
--------------------------
    Federated Fund for U.S. Government Securities II                           8,334                          14,289
    Federated High Income Bond Fund II -- Primary Shares                         706                           1,580

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP Contrafund(R) Portfolio                                               25,792                             527
    VIP Growth Portfolio                                                      19,854                          20,545

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    Templeton Foreign Securities Fund                                          8,436                           1,244
    Templeton Growth Securities Fund                                          30,963                             409

THE RYDEX VARIABLE TRUST
------------------------
    Rydex Variable Trust Juno Fund                                            11,081                              29
    Rydex Variable Trust Sector Rotation Fund                                  2,128                              16

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    Scudder VIT Equity 500 Index Fund                                         64,913                          64,972

WANGER ADVISORS TRUST
---------------------
    Wanger International Select                                               37,622                          32,861
    Wanger International Small Cap                                            86,892                          46,219
    Wanger Select                                                             37,623                          33,750
    Wanger U.S. Smaller Companies                                             17,960                          13,310

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

    A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003 and 2002 follows:

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
    Accumulation units outstanding                                          2,162               2,167                1,151
    Unit value                                                          $2.670785           $2.240342            $1.721319
    Net assets (thousands)                                                     $6                  $5                   $2
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 2.77%               2.04%                3.11% *
    Total return                                                           19.21%              30.15%               12.13%

    PHOENIX-AIM GROWTH SERIES(3)
    Accumulation units outstanding                                          9,518               6,119                  466
    Unit value                                                          $1.759565           $1.710748            $1.434523
    Net assets (thousands)                                                    $17                 $10                   $1
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.13%                   -                    - *
    Total return                                                            2.85%              19.26%                8.68%

    PHOENIX-ALGER SMALL-CAP GROWTH SERIES(9)
    Accumulation units outstanding                                          1,656               1,713                    -
    Unit value                                                          $3.062256           $3.038125                    -
    Net assets (thousands)                                                     $5                  $5                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                     -                   - *                  -
    Total return                                                            0.79%             (3.45%)                    -

    PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
    Accumulation units outstanding                                         13,209              13,209               13,209
    Unit value                                                          $2.066744           $1.906437            $1.530168
    Net assets (thousands)                                                    $27                 $25                  $20
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 1.48%               1.12%               22.42% *
    Total return                                                            8.41%              24.59%              (1.06%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
    Accumulation units outstanding                                         18,013               6,795                    -
    Unit value                                                          $4.104171           $3.087199                    -
    Net assets (thousands)                                                    $74                 $21                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 2.72%               3.90% *                  -
    Total return                                                           32.94%              36.71%                    -

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
    Accumulation units outstanding                                          2,715                 272                  273
    Unit value                                                          $1.938177           $1.870712            $1.498415
    Net assets (thousands)                                                     $5                  $1                   $0 **
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 2.07%                   -                    - *
    Total return                                                            3.61%              24.85%                6.51%

    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(3)
    Accumulation units outstanding                                         24,181               8,929                  328
    Unit value                                                          $2.133984           $1.957060            $1.555593
    Net assets (thousands)                                                    $52                 $17                   $1
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 1.42%               3.61%                2.52% *
    Total return                                                            9.04%              25.81%               10.65%

    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(3)
    Accumulation units outstanding                                            321                 321                  323
    Unit value                                                          $2.317733           $2.140722            $1.481264
    Net assets (thousands)                                                     $1                  $1                   $0 **
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                     -                   -                    - *
    Total return                                                            8.27%              44.52%               24.41%

    PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
    Accumulation units outstanding                                         89,465              79,033                5,659
    Unit value                                                          $2.217558           $2.090804            $1.767147
    Net assets (thousands)                                                   $198                $165                  $10
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 2.67%               3.06%                4.67% *
    Total return                                                            6.06%              18.32%                    -

    PHOENIX-ENGEMANN VALUE EQUITY SERIES(3)
    Accumulation units outstanding                                         11,964                 890                  894
    Unit value                                                          $2.164207           $1.941901            $1.588261
    Net assets (thousands)                                                    $26                  $2                   $0 **
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 1.71%               0.92%                2.74% *
    Total return                                                           11.45%              22.27%                8.62%

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
    PHOENIX-GOODWIN MONEY MARKET SERIES(2)
    Accumulation units outstanding                                         25,748               1,773                2,971
    Unit value                                                          $1.980003           $1.990286            $2.002781
    Net assets (thousands)                                                    $51                  $4                   $6
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.95%               0.70%                1.17% *
    Total return                                                          (0.52%)             (0.62%)              (0.03%)

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(11)
    Accumulation units outstanding                                          9,078                   -                    -
    Unit value                                                          $2.583464                   -                    -
    Net assets (thousands)                                                    $23                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                 7.15% *                 -                    -
    Total return                                                            3.49%                   -                    -

    PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(11)
    Accumulation units outstanding                                         15,015                   -                    -
    Unit value                                                          $1.062348                   -                    -
    Net assets (thousands)                                                    $16                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                 5.19% *                 -                    -
    Total return                                                            2.68%                   -                    -

    PHOENIX-KAYNE RISING DIVIDENDS SERIES(14)
    Accumulation units outstanding                                          1,853                   -                    -
    Unit value                                                          $2.346203                   -                    -
    Net assets (thousands)                                                     $4                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                 2.16% *                 -                    -
    Total return                                                            2.11%                   -                    -

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(4)
    Accumulation units outstanding                                          1,286               1,288                  200
    Unit value                                                          $2.960038           $2.386129            $2.009924
    Net assets (thousands)                                                     $4                  $3                   $0 **
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.78%               0.95%               22.70% *
    Total return                                                           24.05%              18.72%                1.33%

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(8)
    Accumulation units outstanding                                         22,110              16,532                    -
    Unit value                                                          $2.792430           $2.441985                    -
    Net assets (thousands)                                                    $62                 $40                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 1.30%               2.96% *                  -
    Total return                                                           14.35%              35.50%                    -

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES(12)
    Accumulation units outstanding                                          2,842                   -                    -
    Unit value                                                          $3.015315                   -                    -
    Net assets (thousands)                                                     $9                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     -                   -                    -
    Total return                                                           11.49%                   -                    -

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(8)
    Accumulation units outstanding                                          7,133               3,850                    -
    Unit value                                                          $2.632622           $2.460004                    -
    Net assets (thousands)                                                    $19                  $9                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 5.29%               6.39% *                  -
    Total return                                                            7.02%              14.18%                    -

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
    Accumulation units outstanding                                         21,510              12,440                    -
    Unit value                                                          $2.822475           $2.538543                    -
    Net assets (thousands)                                                    $61                 $32                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 1.03%               2.02% *                  -
    Total return                                                           11.18%              36.81%                    -

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(4)
    Accumulation units outstanding                                          3,574               1,700                  268
    Unit value                                                          $2.998845           $2.445536            $1.990702
    Net assets (thousands)                                                    $11                  $4                   $1
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.59%               0.55%               10.56% *
    Total return                                                           22.63%              22.85%                0.00% ***

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
    PHOENIX-NORTHERN DOW 30 SERIES(1)
    Accumulation units outstanding                                          2,846               2,846                2,846
    Unit value                                                          $2.222501           $2.151287            $1.710787
    Net assets (thousands)                                                     $6                  $6                   $5
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 1.67%               1.41%                3.18% *
    Total return                                                            3.31%              25.75%              (2.61%)

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
    Accumulation units outstanding                                         21,299              10,622               10,622
    Unit value                                                          $3.176303           $2.672718            $1.920833
    Net assets (thousands)                                                    $68                 $28                  $20
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.20%               0.19%               41.46% *
    Total return                                                           18.84%              39.14%              (0.12%)

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
    Accumulation units outstanding                                         12,896               2,542                2,542
    Unit value                                                          $3.305419           $2.729924            $1.922579
    Net assets (thousands)                                                    $43                  $7                   $5
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                     -                   -                1.39% *
    Total return                                                           21.08%              41.99%              (2.26%)

    PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
    Accumulation units outstanding                                          3,350               3,350                3,350
    Unit value                                                          $1.823780           $1.731413            $1.361604
    Net assets (thousands)                                                     $6                  $6                   $5
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                     -                   -                    - *
    Total return                                                            5.33%              27.16%              (8.77%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
    AIM V.I. CAPITAL APPRECIATION FUND(9)
    Accumulation units outstanding                                          4,006               4,178                    -
    Unit value                                                          $2.063608           $1.960861                    -
    Net assets (thousands)                                                     $8                  $8                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                     -                   - *                  -
    Total return                                                            5.24%               1.32%                    -

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
    AIM V.I. PREMIER EQUITY FUND(15)
    Accumulation units outstanding                                            326                   -                    -
    Unit value                                                          $1.806508                   -                    -
    Net assets (thousands)                                                     $1                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                 1.37% *                 -                    -
    Total return                                                           13.29%                   -                    -

FEDERATED INSURANCE SERIES
--------------------------
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
    Accumulation units outstanding                                         29,527              33,474               11,980
    Unit value                                                          $2.204497           $2.155717            $2.133632
    Net assets (thousands)                                                    $65                 $72                  $26
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 4.62%               2.67%                    - *
    Total return                                                            2.26%               1.04%                1.73%

    FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
    Accumulation units outstanding                                          3,509               4,095                3,515
    Unit value                                                          $2.619326           $2.402514            $1.991662
    Net assets (thousands)                                                     $9                 $10                   $7
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 7.39%               7.31%                    - *
    Total return                                                            9.02%              20.63%                2.80%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
    VIP CONTRAFUND(R) PORTFOLIO(8)
    Accumulation units outstanding                                         19,520               8,806                    -
    Unit value                                                          $2.645872           $2.324199                    -
    Net assets (thousands)                                                    $52                 $20                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 0.18%                   - *                  -
    Total return                                                           13.84%              33.09%                    -

    VIP GROWTH PORTFOLIO(3)
    Accumulation units outstanding                                          6,850               7,250                  479
    Unit value                                                          $1.863651           $1.828520            $1.395210
    Net assets (thousands)                                                    $13                 $13                   $1
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.32%                   -                    - *
    Total return                                                            1.92%              31.06%                8.69%

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
    TEMPLETON FOREIGN SECURITIES FUND(6)
    Accumulation units outstanding                                          4,002                 733                    -
    Unit value                                                          $2.502902           $2.139442                    -
    Net assets (thousands)                                                    $10                  $2                    -
    Mortality and expense ratio                                             1.30%               1.30% *                  -
    Investment income ratio                                                 0.80%               1.92% *                  -
    Total return                                                           16.99%              32.63%                    -

    TEMPLETON GROWTH SECURITIES FUND(5)
    Accumulation units outstanding                                         26,043              12,378               12,379
    Unit value                                                          $2.447394           $2.137115            $1.638649
    Net assets (thousands)                                                    $64                 $26                  $20
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                 0.95%               1.55%                    - *
    Total return                                                           14.52%              30.42%              (0.71%)

THE RYDEX VARIABLE TRUST
------------------------
    RYDEX VARIABLE TRUST JUNO FUND(14)
    Accumulation units outstanding                                         11,390                   -                    -
    Unit value                                                          $0.926973                   -                    -
    Net assets (thousands)                                                    $11                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     - *                 -                    -
    Total return                                                         (11.60%)                   -                    -

    RYDEX VARIABLE TRUST SECTOR ROTATION FUND(14)
    Accumulation units outstanding                                          1,909                   -                    -
    Unit value                                                          $1.259418                   -                    -
    Net assets (thousands)                                                     $2                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     - *                 -                    -
    Total return                                                           12.91%                   -                    -

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
    SCUDDER VIT EQUITY 500 INDEX FUND(10)
    Accumulation units outstanding                                              -                   -                    -
    Unit value                                                                  -                   -                    -
    Net assets (thousands)                                                      -                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     - *                 -                    -
    Total return                                                          (0.16%)                   -                    -

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
WANGER ADVISORS TRUST
---------------------
    WANGER INTERNATIONAL SELECT(13)
    Accumulation units outstanding                                            836                   -                    -
    Unit value                                                          $2.962076                   -                    -
    Net assets (thousands)                                                     $2                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     - *                 -                    -
    Total return                                                           19.01%                   -                    -

    WANGER INTERNATIONAL SMALL CAP(3)
    Accumulation units outstanding                                         18,532               2,995                  248
    Unit value                                                          $3.271891           $2.544667            $1.731862
    Net assets (thousands)                                                    $61                  $8                   $0 **
    Mortality and expense ratio                                             1.30% *             1.30%                1.30% *
    Investment income ratio                                                 0.42% *             0.19%                    - *
    Total return                                                           28.58%              46.93%               11.84%

    WANGER SELECT(13)
    Accumulation units outstanding                                            830                   -                    -
    Unit value                                                          $2.916064                   -                    -
    Net assets (thousands)                                                     $2                   -                    -
    Mortality and expense ratio                                             1.30% *                 -                    -
    Investment income ratio                                                     - *                 -                    -
    Total return                                                           14.25%                   -                    -

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                        --------------------------------------------------
SUBACCOUNT                                                                2004                2003                 2002
----------                                                              ---------           ---------            ---------
WANGER ADVISORS TRUST
---------------------
    WANGER U.S. SMALLER COMPANIES(5)
    Accumulation units outstanding                                         13,497              11,576               11,576
    Unit value                                                          $2.884863           $2.470019            $1.747313
    Net assets (thousands)                                                    $39                 $29                  $20
    Mortality and expense ratio                                             1.30%               1.30%                1.30% *
    Investment income ratio                                                     -                   -                    - *
    Total return                                                           16.80%              41.36%              (0.98%)

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception September 11, 2002 to December 31, 2002.
 (2) From inception October 3, 2002 to December 31, 2002.
 (3) From inception October 8, 2002 to December 31, 2002.
 (4) From inception December 18, 2002 to December 31, 2002.
 (5) From inception December 26, 2002 to December 31, 2002.
 (6) From inception February 3, 2003 to December 31, 2003.
 (7) From inception February 5, 2003 to December 31, 2003.
 (8) From inception March 3, 2003 to December 31, 2003.
 (9) From inception December 2, 2003 to December 31, 2003.
(10) From inception January 2, 2004 to March 11, 2004.
(11) From inception January 15, 2004 to December 31, 2004.
(12) From inception March 19, 2004 to December 31, 2004.
(13) From inception March 26, 2004 to December 31, 2004.
(14) From inception May 6, 2004 to December 31, 2004.
(15) From inception August 9, 2004 to December 31, 2004.
   * Annualized.
  ** Net Assets are less than $500.
 *** Amount is less than 0.00%.

                             PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                               SUBACCOUNT
                                            ------------------------------------------------------------------------------------

                                                  PHOENIX-                                                     PHOENIX-ALLIANCE/
                                                 ABERDEEN                                 PHOENIX-ALGER           BERNSTEIN
                                              INTERNATIONAL         PHOENIX-AIM             SMALL-CAP           ENHANCED INDEX
                                                 SERIES             GROWTH SERIES         GROWTH SERIES             SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                  2,167                 6,119                 1,713                 13,209
Participant deposits                                        -                 2,346                     -                      -
Participant transfers                                       -                 1,586                   105                      -
Participant withdrawals                                    (5)                 (533)                 (162)                     -
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                        2,162                 9,518                 1,656                 13,209
                                            ====================================================================================

                                              PHOENIX-DUFF &           PHOENIX-             PHOENIX-               PHOENIX-
                                               PHELPS REAL             ENGEMANN             ENGEMANN            ENGEMANN SMALL-
                                            ESTATE SECURITIES       CAPITAL GROWTH         GROWTH AND            CAP GROWTH
                                                 SERIES                 SERIES            INCOME SERIES            SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                  6,795                   272                 8,929                    321
Participant deposits                                    6,326                     -                     -                      -
Participant transfers                                   4,921                 2,444 (c)            16,066 (b)                  -
Participant withdrawals                                   (29)                   (1)                 (814)                     -
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       18,013                 2,715                24,181                    321
                                            ====================================================================================

                                                PHOENIX-                                                           PHOENIX-
                                                ENGEMANN              PHOENIX-               PHOENIX-           GOODWIN MULTI-
                                                STRATEGIC           ENGEMANN VALUE        GOODWIN MONEY          SECTOR FIXED
                                            ALLOCATION SERIES       EQUITY SERIES         MARKET SERIES         INCOME SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 79,033                   890                 1,773                      -
Participant deposits                                        -                     -                25,748                      -
Participant transfers                                  10,452                11,079 (d)            (1,773)                 9,080 (a)
Participant withdrawals                                   (20)                   (5)                    -                     (2)
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       89,465                11,964                25,748                  9,078
                                            ====================================================================================

                                                PHOENIX-
                                             GOODWIN MULTI-                                PHOENIX-KAYNE         PHOENIX-LAZARD
                                              SECTOR SHORT          PHOENIX-KAYNE            SMALL-CAP            INTERNATIONAL
                                               TERM BOND           RISING DIVIDENDS        QUALITY VALUE          EQUITY SELECT
                                                SERIES                 SERIES                  SERIES                 SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                      -                     -                 1,288                 16,532
Participant deposits                                        -                     -                     -                      -
Participant transfers                                  15,015                 1,853                     -                  6,745
Participant withdrawals                                     -                     -                    (2)                (1,167)
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       15,015                 1,853                 1,286                 22,110
                                            ====================================================================================

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                            ------------------------------------------------------------------------------------

                                              PHOENIX-LAZARD         PHOENIX-LORD          PHOENIX-LORD           PHOENIX-LORD
                                             SMALL-CAP VALUE         ABBETT BOND-        ABBETT LARGE-CAP        ABBETT MID-CAP
                                                 SERIES            DEBENTURE SERIES        VALUE SERIES           VALUE SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                      -                 3,850                12,440                  1,700
Participant deposits                                        -                     -                 1,541                  1,138
Participant transfers                                   2,842                 3,300                 8,333                    739
Participant withdrawals                                     -                   (17)                 (804)                    (3)
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                        2,842                 7,133                21,510                  3,574
                                            ====================================================================================

                                                 PHOENIX-          PHOENIX-SANFORD       PHOENIX-SANFORD         PHOENIX-SENECA
                                             NORTHERN DOW 30        BERNSTEIN MID-       BERNSTEIN SMALL-        MID-CAP GROWTH
                                                SERIES             CAP VALUE SERIES      CAP VALUE SERIES            SERIES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                  2,846                10,622                 2,542                  3,350
Participant deposits                                        -                     -                     -                      -
Participant transfers                                       -                10,677                10,354                      -
Participant withdrawals                                     -                     -                     -                      -
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                        2,846                21,299                12,896                  3,350
                                            ====================================================================================

                                                                                          FEDERATED FUND        FEDERATED HIGH
                                             AIM V.I. CAPITAL                                FOR U.S.            INCOME BOND
                                               APPRECIATION        AIM V.I. PREMIER        GOVERNMENT              FUND II--
                                                   FUND               EQUITY FUND         SECURITIES II         PRIMARY SHARES
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                  4,178                     -                33,474                  4,095
Participant deposits                                        -                     -                     -                      -
Participant transfers                                     222                   326                (2,664)                  (583)
Participant withdrawals                                  (394)                    -                (1,283)                    (3)
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                        4,006                   326                29,527                  3,509
                                            ====================================================================================

                                                                                           TEMPLETON              TEMPLETON
                                            VIP CONTRAFUND(R)        VIP GROWTH             FOREIGN                GROWTH
                                                PORTFOLIO             PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                  8,806                 7,250                   733                 12,378
Participant deposits                                    1,232                10,637                   905                      -
Participant transfers                                   9,517               (10,398)                2,365                 13,665
Participant withdrawals                                   (35)                 (639)                   (1)                     -
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       19,520                 6,850                 4,002                 26,043
                                            ====================================================================================

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                               SUBACCOUNT
                                            ------------------------------------------------------------------------------------

                                              RYDEX VARIABLE        RYDEX VARIABLE          SCUDDER VIT             WANGER
                                                TRUST JUNO           TRUST SECTOR        EQUITY 500 INDEX        INTERNATIONAL
                                                  FUND              ROTATION FUND              FUND                 SELECT
                                            -----------------      ----------------      ----------------      -----------------
Accumulation units outstanding,
   beginning of period                                      -                     -                     -                      -
Participant deposits                                        -                     -                33,029                      -
Participant transfers                                  11,390                 1,909               (33,029)                   836
Participant withdrawals                                     -                     -                     -                      -
                                            ------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       11,390                 1,909                     -                    836
                                            ====================================================================================

                                                   WANGER                                  WANGER U.S.
                                               INTERNATIONAL                                SMALLER
                                                 SMALL CAP           WANGER SELECT         COMPANIES
                                            -----------------      ----------------      ----------------
Accumulation units outstanding,
   beginning of period                                  2,995                     -                11,576
Participant deposits                                    5,412                     -                 6,384
Participant transfers                                  10,384                   830                (4,463)
Participant withdrawals                                  (259)                    -                     -
                                            -------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       18,532                   830                13,497
                                            =============================================================

(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                               SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                             PHOENIX-           PHOENIX-ALLIANCE/       PHOENIX-DUFF &           PHOENIX-
                                             ABERDEEN               BERNSTEIN            PHELPS REAL             ENGEMANN
                                           INTERNATIONAL          ENHANCED INDEX      ESTATE SECURITIES       CAPITAL GROWTH
                                              SERIES                  SERIES                SERIES                SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                               1,151                 13,209                     -                    273
Participant deposits                                     -                      -                     -                      -
Participant transfers                                1,022                      -                 6,795                      -
Participant withdrawals                                 (6)                     -                     -                     (1)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     2,167                 13,209                 6,795                    272
                                         =====================================================================================

                                              PHOENIX-                                    PHOENIX-
                                           ENGEMANN SMALL           PHOENIX-           GOODWIN MULTI-         PHOENIX-JANUS
                                              & MID-CAP          GOODWIN MONEY          SECTOR FIXED         FLEXIBLE INCOME
                                            GROWTH SERIES        MARKET SERIES         INCOME SERIES             SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 323                  2,971                     -                    327
Participant deposits                                 3,573                  6,544                 6,019                      -
Participant transfers                               (3,104)                (7,733)               (6,001)                 1,579
Participant withdrawals                               (471)                    (9)                  (18)                    (3)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                       321                  1,773                     -                  1,903
                                         =====================================================================================

                                           PHOENIX-KAYNE         PHOENIX-LAZARD
                                             SMALL-CAP           INTERNATIONAL          PHOENIX-LORD           PHOENIX-LORD
                                           QUALITY VALUE         EQUITY SELECT          ABBETT BOND-         ABBETT LARGE-CAP
                                              SERIES                 SERIES           DEBENTURE SERIES         VALUE SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 200                      -                     -                      -
Participant deposits                                     -                 12,257                     -                  8,396
Participant transfers                                1,090                  4,337                 3,850                  4,086
Participant withdrawals                                 (2)                   (62)                    -                    (42)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     1,288                 16,532                 3,850                 12,440
                                         =====================================================================================

                                           PHOENIX-LORD           PHOENIX-MFS            PHOENIX-MFS
                                          ABBETT MID-CAP        INVESTORS GROWTH       INVESTORS TRUST          PHOENIX-MFS
                                           VALUE SERIES           STOCK SERIES              SERIES             VALUE SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 268                    466                   249                  8,555
Participant deposits                                     -                  5,684                     -                      -
Participant transfers                                1,435                      -                 1,303                  1,202
Participant withdrawals                                 (3)                   (31)                   (4)                    (3)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     1,700                  6,119                 1,548                  9,754
                                         =====================================================================================

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                               SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                                                    PHOENIX-               PHOENIX-
                                              PHOENIX-          OAKHURST GROWTH            OAKHURST              PHOENIX-
                                           NORTHERN DOW 30         AND INCOME             STRATEGIC           OAKHURST VALUE
                                               SERIES                SERIES           ALLOCATION SERIES        EQUITY SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                               2,846                    328                 5,659                    894
Participant deposits                                23,510                  8,647                     -                      -
Participant transfers                              (20,778)                     -                75,872                      -
Participant withdrawals                             (2,732)                   (46)               (2,498)                    (4)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     2,846                  8,929                79,033                    890
                                         =====================================================================================

                                                                                                               PHOENIX-STATE
                                          PHOENIX-SANFORD       PHOENIX-SANFORD         PHOENIX-SENECA        STREET RESEARCH
                                          BERNSTEIN MID-        BERNSTEIN SMALL-        MID-CAP GROWTH           SMALL-CAP
                                          CAP VALUE SERIES      CAP VALUE SERIES           SERIES              GROWTH SERIES
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                              10,622                  2,542                 3,350                      -
Participant deposits                                10,559                      -                     -                  1,721
Participant transfers                               (9,160)                     -                     -                      -
Participant withdrawals                             (1,399)                     -                     -                     (8)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                    10,622                  2,542                 3,350                  1,713
                                         =====================================================================================

                                                                 FEDERATED FUND        FEDERATED HIGH
                                          AIM V.I. CAPITAL          FOR U.S.            INCOME BOND
                                            APPRECIATION           GOVERNMENT            FUND II--           VIP CONTRAFUND(R)
                                                FUND             SECURITIES II         PRIMARY SHARES           PORTFOLIO
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                   -                 11,980                 3,515                      -
Participant deposits                                 4,199                 19,456                     -                      -
Participant transfers                                    -                  2,064                   586                  8,806
Participant withdrawals                                (21)                   (26)                   (6)                     -
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     4,178                 33,474                 4,095                  8,806
                                         =====================================================================================

                                                                    TEMPLETON             TEMPLETON               WANGER
                                            VIP GROWTH               FOREIGN               GROWTH              INTERNATIONAL
                                             PORTFOLIO           SECURITIES FUND       SECURITIES FUND           SMALL CAP
                                         -----------------      -----------------     -----------------      -----------------
Accumulation units outstanding,
   beginning of period                                 479                      -                12,379                    248
Participant deposits                                 6,808                      -                 8,181                  2,762
Participant transfers                                    -                    737                (7,551)                     -
Participant withdrawals                                (37)                    (4)                 (631)                   (15)
                                         -------------------------------------------------------------------------------------
Accumulation units outstanding,
   end of period                                     7,250                    733                12,378                  2,995
                                         =====================================================================================

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                               SUBACCOUNT
                                         -------------------------------------------------------------------------------------

                                             WANGER U.S.
                                               SMALLER
                                              COMPANIES
                                         -----------------
Accumulation units outstanding,
   beginning of period                              11,576
Participant deposits                                 7,639
Participant transfers                               (6,799)
Participant withdrawals                               (840)
                                         -----------------
Accumulation units outstanding,
   end of period                                    11,576
                                         =================

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.175% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $104, $104 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $28, $0 and $0 during the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what

                            PHOENIX SPECTRUM EDGE(R)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Spectrum Edge(R) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits
               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sales of Contracts is filed herewith.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4, filed on December 14, 1994.

                    (b) Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.

                    (c) Form of Contract D611 (Spectrum Edge), filed via Edgar with Post-Effective Amendment No. 13 (File No. 033-87376) on September 13, 2001.

                    (d) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is filed herewith.

                    (e) Guaranteed Minimum Accumulation Benefit Rider, form DR83, is filed herewith.

               (5)  (a)  Form of Application (Big Edge Choice) is
                         incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via Edgar on July 15, 1999.

                    (c) Form of Application (Form No. OL3174) (Spectrum), filed via Edgar with Post-Effective Amendment No. 13 (File No. 033-87376) on September 13, 2001.

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 are incorporated by reference to Registrant's Form N-4 (File No. 033-87376), filed via Edgar on April 30, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., filed herewith.

               (10) (a) Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) (a) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.

               (12) Not Applicable.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and
                                          Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance
                                          Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant
                                          Secretary
James D. Wehr**                         Senior Vice President and Chief
                                          Investment Officer

*  The business address of this individual is One American Row, Hartford, CT
   06102
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
Company        NY                NY                NY                                                       Management Company
------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
         |            |                                                                    |                       |
         |            ----------------------------------------------------------------------                       |
         |                                                                       |                                 |
         |------------------------------------------------                       |                                 |
         |                       |                       |                       |                                 |
-----------------------   --------------------   ---------------------    -----------------                        |
Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
Variable                  Insurance              Annuity                  Edge Series                              |
Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
DE Registered             CT 100%                CT 100%                  MA                                       |
Investment Advisor                                                        Mutual Fund                              |
-----------------------   --------------------   ---------------------    -----------------                        |
                                  |                      |                      |                                  |
          ------------------------|                      |                      |                     |----------------------|
          |                       |                      |                      |                     |                      |
-----------------------   --------------------   ---------------------          |           -----------------   ------------------
PHL Variable              PHLVIC                 Phoenix Life                   |           Phoenix Equity      Duff & Phelps
Accumulation              Variable               and Annuity                    |           Planning            Investment
Account (4 ++)            Universal Life         Variable                       |           Corporation (7,8)   Management
CT                        Account (5 ++)         Universal Life                 |           CT 100%             Co.(8)
                          CT                     Account (6 ++)                 |           Broker/Dealer       IL Registered
                                                 CT                             |                               Investment Adviser
-----------------------   --------------------   ---------------------          |           -----------------   ------------------
          |                       |                      |                      |                    |
          |                       |                      |----------------------|           -----------------
          |                       |                                             |           Phoenix
          -----------------------------------------------------------------------           Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                             ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of February 28, 2005 there were 18,231 qualified and 11,470 nonqualified contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO serves as the principal underwriter for the following entities:

               PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

           (b) Directors and Executive Officers of PEPCO.

               NAME                     POSITION
               ----                     --------
               Daniel T. Geraci*        Director, Chairman of the Board and
                                          Chief Sales & Marketing Officer
               Michael E. Haylon*       Director
               James D. Wehr**          Director
               Nancy J. Engberg*        Vice President, Chief Compliance Officer
                                          and Anti-Money Laundering Officer
               John H. Beers*           Vice President and Secretary
               Glenn H. Pease**         Vice President, Finance and Treasurer
               John F. Sharry**         President, Sales
               Francis G. Waltman**     Senior Vice President and Chief
                                          Administrative Officer

               * The business address of this individual is One American Row, Hartford, CT 06102
               ** The business address of this individual is 56 Prospect Street,
                  Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                                     PHL VARIABLE INSURANCE COMPANY

                                     By:  _____________________________________
                                          * Philip K. Polkinghorn
                                          President

                                     PHL VARIABLE ACCUMULATION ACCOUNT

                                     By:   _____________________________________
                                          * Philip K. Polkinghorn
                                          President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                    TITLE
       ---------                    -----

____________________________        Director, Executive Vice President and Chief
*Michael E. Haylon                  Financial Officer

____________________________        Director and Senior Vice President
*Robert E. Primmer

____________________________        President
*Philip K. Polkinghorn


By:/s/ John H. Beers
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 22, 2005



                                      S-1